UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal St.

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2016

Date of reporting period: August 31, 2015

Item 1.	Schedule of Investments

(a) The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund did not hold any divested securities during the period ended August 31, 2015.

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

August 31, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.0%

Consumer Discretionary — 11.8%
Abercrombie & Fitch, Cl A (A)	22,900	$455
Amazon.com *	41,803	21,440
Autoliv (A)	12,300	1,256
Best Buy	81,783	3,005
Big Lots (A)	17,400	835
Carnival, Cl A	54,071	2,662
CBS, Cl B	104,604	4,732
Chipotle Mexican Grill, Cl A *	10,510	7,462
Coach	11,970	362
Comcast, Cl A	145,210	8,180
Cooper Tire & Rubber	106,110	4,096
Dana Holdings	8,080	142
Darden Restaurants	24,711	1,681
Deckers Outdoor *	12,830	826
Delphi Automotive	25,710	1,942
Dillard’s, Cl A	45,683	4,226
Discovery Communications, Cl A * (A)	87,836	2,336
Discovery Communications, Cl C *	157,714	3,999
Dollar General	117,980	8,788
Foot Locker	53,890	3,815
Ford Motor	243,700	3,380
GameStop, Cl A (A)	28,800	1,223
Gannett	19,350	254
General Motors	205,390	6,046
Goodyear Tire & Rubber	75,870	2,259
Graham Holdings, Cl B	400	264
Harley-Davidson	30,200	1,693
Harman International Industries	848	83
Hilton Worldwide Holdings	187,940	4,666
Home Depot	141,092	16,432
Interpublic Group	9,600	181
Kohl’s	50,100	2,557
L Brands	114,475	9,604
Lear	75,520	7,763
Liberty Interactive, Cl A *	561,375	15,180
Lowe’s	57,761	3,995
Macy’s	72,020	4,221
Magna International, Cl A	101,740	5,004
Murphy USA *	6,800	348
NIKE, Cl B	79,100	8,839
NVR *	250	380
Ralph Lauren, Cl A	21,690	2,412
Sally Beauty Holdings *	74,213	1,940
Skechers U.S.A., Cl A *	37,841	5,326
Staples	215,303	3,059
Starbucks	315,346	17,253
Target	77,373	6,013
TEGNA	38,700	921
Time Warner	57,000	4,053
Time Warner Cable, Cl A	22,426	4,172

Description	Shares	Market Value ($ Thousands)

TripAdvisor *	245,547	$17,164
Under Armour, Cl A *	35,665	3,407
Viacom, Cl B	73,800	3,009
Whirlpool	39,528	6,645
Wynn Resorts	43,585	3,271

		255,257

Consumer Staples — 7.7%
Altria Group	41,800	2,239
Anheuser-Busch InBev ADR	57,764	6,291
Archer-Daniels-Midland	195,700	8,805
Bunge	76,460	5,540
Coca-Cola	65,415	2,572
ConAgra Foods	20,100	838
Costco Wholesale	118,638	16,615
CVS Health	69,240	7,090
Dr. Pepper Snapple Group	52,110	3,999
Estee Lauder, Cl A	118,041	9,416
Herbalife * (A)	76,510	4,405
Ingredion	36,140	3,120
Kimberly-Clark	33,379	3,556
Kraft Heinz	82,530	5,997
Kroger	204,480	7,055
Mead Johnson Nutrition, Cl A	117,448	9,201
Monster Beverage *	25,753	3,566
PepsiCo	34,740	3,228
Philip Morris International	272,880	21,776
Pilgrim’s Pride (A)	86,075	1,805
Procter & Gamble	118,144	8,349
Rite Aid *	107,868	890
SUPERVALU *	120,100	990
Tyson Foods, Cl A	43,600	1,843
Walgreens Boots Alliance	177,562	15,368
Wal-Mart Stores	132,588	8,582
Whole Foods Market	89,690	2,938

		166,074

Energy — 5.6%
Apache	19,600	887
Cabot Oil & Gas	213,450	5,052
Chevron	38,000	3,078
Cimarex Energy	40,323	4,456
ConocoPhillips	22,900	1,126
Dril-Quip *	8,455	583
Ensco, Cl A	352,470	6,383
EOG Resources	64,481	5,049
EP Energy, Cl A * (A)	166,987	1,184
Exxon Mobil	220,135	16,563
FMC Technologies *	197,526	6,870
Halliburton	34,100	1,342
Helmerich & Payne	23,645	1,395
Hess	21,600	1,284
HollyFrontier	35,100	1,645
Marathon Oil	178,980	3,095
Marathon Petroleum	229,547	10,860

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

MarkWest Energy Partners	81,640	$4,602
Nabors Industries	168,100	1,940
National Oilwell Varco	55,700	2,358
Noble (A)	507,590	6,609
Oceaneering International	78,909	3,458
Oil States International *	98,620	2,798
Paragon Offshore (A)	17,500	15
Patterson-UTI Energy	62,000	1,009
Phillips 66	45,600	3,606
Rowan, Cl A	91,310	1,641
Tesoro	61,780	5,684
Transocean	95,783	1,363
Valero Energy	269,854	16,013
Western Refining	6,680	287
Williams	4,925	237

		122,472

Financials — 17.9%
ACE	12,575	1,285
Aflac	86,863	5,090
Allstate	163,500	9,529
Ally Financial *	177,620	3,883
American Financial Group	32,286	2,230
American International Group	316,920	19,123
American Tower, Cl A ‡	106,400	9,809
Ameriprise Financial	18,200	2,051
Annaly Capital Management ‡	123,600	1,243
Assurant	88,970	6,615
Assured Guaranty	114,500	2,892
Axis Capital Holdings	45,100	2,526
Bank of America	986,470	16,119
Bank of New York Mellon	131,381	5,229
BB&T	53,900	1,990
Berkshire Hathaway, Cl B *	32,858	4,404
Brandywine Realty Trust ‡	56,000	679
Capital One Financial	139,594	10,854
CBL & Associates Properties ‡	145,830	2,170
CBRE Group, Cl A *	121,480	3,890
Charles Schwab	402,764	12,236
CIT Group	26,600	1,155
Citigroup	803,621	42,978
CNA Financial	21,600	777
Crown Castle International ‡	169,200	14,110
Discover Financial Services	72,547	3,898
Endurance Specialty Holdings	37,205	2,372
Equinix ‡	58,177	15,694
Everest Re Group	32,278	5,675
Fifth Third Bancorp	95,600	1,904
Goldman Sachs Group	46,660	8,800
Hartford Financial Services Group	159,060	7,309
HCP ‡	8,000	296
Hospitality Properties Trust ‡	93,890	2,415
Host Hotels & Resorts ‡	14,300	253
Huntington Bancshares	593,810	6,478

Description	Shares	Market Value ($ Thousands)

Intercontinental Exchange	43,735	$9,990
Jones Lang LaSalle	5,060	753
JPMorgan Chase	576,609	36,961
KeyCorp	157,100	2,159
Legg Mason	27,700	1,228
Lexington Realty Trust ‡	223,000	1,800
Lincoln National	103,870	5,275
McGraw Hill Financial	14,054	1,363
MetLife	75,910	3,803
Moody’s	52,390	5,360
Morgan Stanley	134,460	4,632
Navient	168,500	2,155
Northern Trust	2,941	205
PartnerRe	10,356	1,433
PNC Financial Services Group	99,661	9,081
Prudential Financial	25,270	2,039
Public Storage ‡	6,816	1,372
Regions Financial	322,400	3,092
Reinsurance Group of America, Cl A	46,211	4,200
Simon Property Group ‡	5,841	1,047
Starwood Property Trust ‡	49,000	1,043
State Street	20,300	1,460
SunTrust Banks	66,690	2,692
T. Rowe Price Group	30,590	2,199
Travelers	168,401	16,764
Unum Group	189,955	6,371
Validus Holdings	31,300	1,386
Voya Financial	160,310	6,906
Wells Fargo	220,719	11,771
Weyerhaeuser ‡	15,600	436

		386,937

Health Care — 16.7%
Abbott Laboratories	24,141	1,093
Aetna	81,171	9,296
Alexion Pharmaceuticals *	85,101	14,654
Allergan *	93,827	28,499
Amgen	19,730	2,995
Anthem	81,616	11,512
Baxalta	28,700	1,009
Biogen *	46,412	13,798
Bluebird Bio *	5,106	679
Bristol-Myers Squibb	281,011	16,712
Cardinal Health	67,220	5,530
Celgene *	228,450	26,975
Centene *	3,700	228
Charles River Laboratories International *	20,271	1,396
Cigna	20,885	2,941
DaVita HealthCare Partners *	99,060	7,493
Edwards Lifesciences *	32,800	4,621
Eli Lilly	3,005	247
Express Scripts Holding *	165,237	13,814
Gilead Sciences	146,296	15,371
HCA Holdings *	96,986	8,401

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Health Net *	2,581	$165
Humana	2,643	483
Intuitive Surgical *	21,354	10,911
Johnson & Johnson	343,674	32,299
McKesson	25,190	4,977
Medtronic	137,790	9,961
Merck	206,646	11,128
Myriad Genetics *	17,300	650
Novo Nordisk ADR	201,600	11,142
Pfizer	1,045,408	33,683
Quest Diagnostics	41,303	2,800
Shire ADR	50,378	11,688
Teva Pharmaceutical Industries ADR	203,242	13,091
United Therapeutics *	63,445	9,556
UnitedHealth Group	25,273	2,924
Valeant Pharmaceuticals International *	61,816	14,255
Zoetis, Cl A	98,694	4,428

		361,405

Industrials — 7.3%
3M	6,300	895
AGCO	44,200	2,168
Alaska Air Group	87,644	6,561
AMERCO	3,500	1,311
Boeing	80,620	10,536
Canadian Pacific Railway	53,051	7,703
Caterpillar	21,200	1,620
Cintas	2,101	179
Colfax * (A)	122,787	4,763
Cummins	22,300	2,715
Danaher	126,346	10,995
Deere	37,800	3,091
Delta Air Lines	218,677	9,573
Engility Holdings	2,100	58
Fastenal (A)	185,070	7,133
FedEx	39,580	5,961
Fluor	27,400	1,250
General Dynamics	36,572	5,194
Huntington Ingalls Industries	62,296	7,013
ITT	12,500	468
JetBlue Airways *	34,360	767
Kansas City Southern	74,210	6,882
Norfolk Southern	13,100	1,021
Northrop Grumman	95,761	15,680
Owens Corning	7,771	344
Raytheon	16,000	1,641
Rockwell Collins	58,510	4,789
RR Donnelley & Sons (A)	70,900	1,113
Southwest Airlines	254,003	9,322
Spirit AeroSystems Holdings, Cl A *	135,542	6,928
Stericycle *	81,858	11,553
Timken	36,800	1,168
Trinity Industries	79,320	2,141
Triumph Group	23,960	1,184

Description	Shares	Market Value ($ Thousands)

United Continental Holdings *	85,730	$4,884
Vectrus *	900	22

		158,626

Information Technology — 22.4%
Adobe Systems *	124,610	9,791
Akamai Technologies *	58,845	4,196
Amdocs	45,920	2,627
Amphenol, Cl A	173,206	9,069
Ansys *	64,656	5,729
Apple	210,592	23,746
Applied Materials	511,580	8,229
Arrow Electronics *	15,295	855
Aspen Technology *	35,730	1,353
Avnet	11,600	492
Baidu ADR *	54,085	7,964
Booz Allen Hamilton Holding, Cl A	49,100	1,311
Broadcom, Cl A	9,624	497
Broadridge Financial Solutions	7,900	417
Brocade Communications Systems	490,525	5,224
CA	42,300	1,154
CDW	26,700	1,061
Cisco Systems	509,935	13,197
Cognizant Technology Solutions, Cl A *	275,628	17,348
Computer Sciences	4,200	260
CoreLogic *	62,008	2,353
Corning	135,800	2,337
DST Systems	5,335	546
eBay *	608,948	16,509
Electronic Arts * (A)	187,960	12,434
EMC	148,000	3,681
Facebook, Cl A *	217,671	19,466
FactSet Research Systems	9,345	1,476
Fidelity National Information Services	17,000	1,174
FleetCor Technologies *	38,569	5,753
Flextronics International *	284,970	2,995
Genpact *	311,415	7,163
Google, Cl A *	43,796	28,372
Google, Cl C *	26,823	16,583
Harris	13,760	1,057
Hewlett-Packard	344,942	9,679
Ingram Micro, Cl A	84,982	2,300
Intel	582,560	16,626
International Business Machines	17,100	2,529
Intuit	67,505	5,789
Jabil Circuit	134,040	2,594
Juniper Networks	147,250	3,786
Lam Research	28,400	2,067
Lexmark International, Cl A	4,507	135
MasterCard, Cl A	279,030	25,774
Micron Technology *	43,894	720
Microsoft	888,195	38,654
National Instruments	149,479	4,366
NCR *	38,700	971

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

NetSuite *	44,488	$3,953
NXP Semiconductor *	163,981	13,881
Oracle	39,000	1,446
PayPal Holdings *	339,128	11,869
Qualcomm	329,860	18,663
Salesforce.com *	133,464	9,257
Seagate Technology (A)	41,100	2,113
Skyworks Solutions	56,751	4,957
Symantec	362,690	7,431
TE Connectivity	4,200	249
Tech Data *	18,100	1,181
Texas Instruments	103,560	4,955
VeriSign *	64,470	4,445
Visa, Cl A	522,058	37,223
Vishay Intertechnology (A)	59,500	588
Western Digital	31,600	2,590
Western Union (A)	81,100	1,496
Xerox	230,975	2,349
Yahoo! *	38,500	1,241
Yelp, Cl A *	81,127	1,970

		484,266

Materials — 2.8%
Air Products & Chemicals	58,280	8,132
Celanese, Cl A	19,900	1,207
CF Industries Holdings	131,100	7,522
Domtar	41,150	1,655
Eastman Chemical	20,300	1,471
Ecolab	84,230	9,193
Freeport-McMoRan, Cl B	43,500	463
Huntsman	68,200	1,127
International Paper	65,910	2,843
LyondellBasell Industries, Cl A	145,845	12,452
Mosaic	107,080	4,372
Owens-Illinois *	56,900	1,186
PPG Industries	63,150	6,018
Reliance Steel & Aluminum	21,400	1,244
Steel Dynamics	55,200	1,075
WestRock	4,659	277

		60,237

Telecommunication Services — 1.4%
AT&T	366,801	12,178
Level 3 Communications *	147,800	6,611
Verizon Communications	233,000	10,720

		29,509

Utilities — 2.4%
AES	453,850	5,446
Ameren	45,200	1,821
American Electric Power	138,650	7,527
Duke Energy	2,992	212
Edison International	103,320	6,042
Entergy	103,670	6,773
Exelon	99,680	3,066
FirstEnergy	51,800	1,656

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

PG&E	30,850	$1,530
Pinnacle West Capital	16,800	1,000
PPL	69,100	2,142
Public Service Enterprise Group	330,402	13,299
SCANA	32,700	1,729

		52,243

Total Common Stock (Cost $1,695,132) ($ Thousands)		2,077,026

CASH EQUIVALENTS — 2.9%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund
0.010% **	3,029,940	3,030
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.020% ** †	59,679,843	59,680

Total Cash Equivalents (Cost $62,710) ($ Thousands)		62,710

AFFILIATED PARTNERSHIP — 1.3%
SEI Liquidity Fund, L.P.
0.060% ** † (B)	28,946,156	28,946

Total Affiliated Partnership (Cost $28,946) ($ Thousands)		28,946

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.125%, 02/04/2016 (C)(D)	$1,600	1,599

Total U.S. Treasury Obligation (Cost $1,599) ($ Thousands)		1,599

Total Investments — 100.3% (Cost $1,788,387) ($ Thousands) §		$2,170,281

Percentages are based on Net Assets of $2,163,721 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at August 31, 2015. The total market value of securities on loan at August 31, 2015 was $28,298 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2015 was $28,946 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Continued)

August 31, 2015

§	At August 31, 2015, the tax basis cost of the Fund’s investments was $1,788,387 ($ Thousands), and the unrealized appreciation and depreciation were $440,874 ($ Thousands) and $(58,980) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The following is a list of the level of inputs used as of August 31, 2015, in valuing the Fund’s investments ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,077,026	$—	$—	$2,077,026
Cash Equivalents	62,710	—	—	62,710
Affiliated Partnership	28,946	—	—	28,946
U.S. Treasury Obligation	—	1,599	—	1,599

Total Investments in Securities	$2,168,682	$1,599	$—	$2,170,281

For the period ended August 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 84.1%

Consumer Discretionary — 10.1%
Advance Auto Parts	218	$38
AutoZone *	334	239
Bed Bath & Beyond *	1,539	96
Best Buy	2,293	84
Delphi Automotive	500	38
Dillard’s, Cl A	1,019	94
Discovery Communications, Cl C *	11,116	282
General Motors	20,632	607
Goodyear Tire & Rubber	8,970	267
Home Depot	1,520	177
Kohl’s	2,035	104
L Brands	3,410	286
Liberty Interactive, Cl A *	15,547	420
Lowe’s	3,174	220
Macy’s	2,014	118
Marriott International, Cl A	2,254	159
Michael Kors Holdings *	6,728	292
Murphy USA *	1,126	58
NIKE, Cl B	3,998	447
Nordstrom	4,008	292
Omnicom Group	5,288	354
Sally Beauty Holdings *	2,824	74
Skechers U.S.A., Cl A *	1,115	157
Staples	14,455	205
Target	2,915	227
Time Warner	342	24
TJX	428	30
Toyota Motor ADR	5,406	640
Tribune Media, Cl A	8,531	341
TripAdvisor *	2,697	189
Whirlpool	1,055	177

		6,736

Consumer Staples — 8.5%
Altria Group	5,775	310
Archer-Daniels-Midland	620	28
Clorox	2,756	306
Coca-Cola	4,504	177
CVS Health	6,863	703
Dr. Pepper Snapple Group	2,353	180
Hershey	1,746	156
JM Smucker	3,265	385
Kellogg	4,780	317
Kimberly-Clark	3,911	417
Kroger	4,336	150
PepsiCo	3,655	340
Philip Morris International	4,068	325
Procter & Gamble	6,297	445
Reynolds American	2,094	175
Sysco	9,430	376
Walgreens Boots Alliance	4,973	430

Description	Shares	Market Value ($ Thousands)

Wal-Mart Stores	6,806	$440

		5,660

Energy — 5.8%
Apache	3,248	147
BP PLC ADR	8,541	286
Canadian Natural Resources	8,517	191
Cimarex Energy	1,933	214
Continental Resources *	2,227	71
Devon Energy	5,516	235
EP Energy, Cl A *	3,925	28
Exxon Mobil	3,455	260
Halliburton	7,181	282
Hess	5,342	318
Marathon Petroleum	1,133	54
Occidental Petroleum	11,554	844
Royal Dutch Shell ADR, Cl A	6,534	346
Schlumberger	2,648	205
Valero Energy	3,655	217
Williams	3,529	170

		3,868

Financials — 16.0%
ACE	2,829	289
Affiliated Managers Group *	141	26
Aflac	8,716	511
Allstate	951	55
Ameriprise Financial	692	78
Assurant	480	36
Bank of America	24,823	406
Bank of New York Mellon	1,268	51
Berkshire Hathaway, Cl B *	1,866	250
Blackstone Group	2,982	102
Capital One Financial	701	55
Citigroup	22,996	1,230
Crown Castle International ‡	7,396	617
Discover Financial Services	1,397	75
Equinix ‡	1,948	525
Hartford Financial Services Group	6,598	303
HCP ‡	7,215	267
Intercontinental Exchange	1,327	303
JPMorgan Chase	14,080	902
KKR, Cl Miscellaneous	8,780	168
Lincoln National	842	43
Marsh & McLennan	2,858	154
MetLife	12,349	619
Moody’s	269	27
Northern Trust	3,715	259
PartnerRe	2,030	281
PNC Financial Services Group	4,793	437
Principal Financial Group	4,016	202
Prudential Financial	1,146	92
Regions Financial	12,769	122
Reinsurance Group of America, Cl A	1,486	135
Santander Consumer USA Holdings *	14,385	323

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

State Street	10,230	$736
T. Rowe Price Group	4,243	305
Travelers	2,038	203
Voya Financial	784	34
Wells Fargo	8,530	455

		10,676

Health Care — 14.9%
Abbott Laboratories	7,240	328
AbbVie	5,270	329
Aetna	1,207	138
Allergan *	1,612	490
AmerisourceBergen	2,187	219
Amgen	4,622	701
Anthem	1,477	208
Baxter International	9,802	377
Becton Dickinson	2,915	411
Biogen *	1,798	535
Bluebird Bio *	215	29
Cardinal Health	1,119	92
Celgene *	5,652	667
Cigna	242	34
DaVita HealthCare Partners *	2,232	169
Edwards Lifesciences *	195	27
Gilead Sciences	6,731	707
HCA Holdings *	404	35
Health Net *	748	48
Henry Schein *	836	114
Horizon Pharma *	4,210	123
Humana	274	50
Jazz Pharmaceuticals *	433	73
Johnson & Johnson	10,186	957
Keryx Biopharmaceuticals *	4,732	29
McKesson	1,054	208
Merck	13,234	713
Novo Nordisk ADR	6,207	343
Pfizer	13,383	431
PTC Therapeutics *	1,691	65
Quest Diagnostics	3,068	208
United Therapeutics *	701	106
UnitedHealth Group	4,058	470
Valeant Pharmaceuticals International *	1,990	459
ZS Pharma *	972	50

		9,943

Industrials — 8.3%
3M	5,048	717
AECOM Technology *	5,500	151
Alaska Air Group	1,331	100
AMERCO	248	93
American Airlines Group	13,310	519
Caterpillar	3,551	271
Chicago Bridge & Iron	3,234	143
Cummins	2,550	311
Delta Air Lines	11,097	486

Description	Shares	Market Value ($ Thousands)

Eaton	4,777	$273
Huntington Ingalls Industries	600	67
Illinois Tool Works	4,424	374
Lockheed Martin	1,730	348
Northrop Grumman	1,349	221
Oshkosh Truck	4,707	198
Owens Corning	663	29
Rockwell Collins	2,734	224
Southwest Airlines	5,586	205
Spirit AeroSystems Holdings, Cl A *	667	34
Terex	1,364	32
United Continental Holdings *	1,518	86
WW Grainger	2,742	613

		5,495

Information Technology — 15.9%
Apple	4,808	542
Applied Materials	13,366	215
ARRIS Group *	4,535	120
Automatic Data Processing	7,572	586
Baidu ADR *	1,444	213
CA	5,588	153
CDW	1,143	45
Check Point Software Technologies *	1,955	153
Cisco Systems	28,117	728
Computer Sciences	1,342	83
eBay *	20,086	544
Electronic Arts *	4,065	269
EMC	7,262	180
Facebook, Cl A *	1,322	118
Google, Cl A *	477	309
Google, Cl C *	614	380
Hewlett-Packard	13,572	381
Intel	15,713	448
International Business Machines	2,542	376
Intuit	2,781	238
Juniper Networks	1,134	29
Lam Research	3,268	238
Lexmark International, Cl A	1,633	49
MasterCard, Cl A	6,670	616
Microchip Technology	7,816	332
Micron Technology *	21,697	356
Microsoft	12,504	544
NetApp	989	32
PayPal Holdings *	11,381	398
Qualcomm	14,380	813
Skyworks Solutions	2,492	218
Symantec	7,296	149
Texas Instruments	2,792	134
Visa, Cl A	5,986	427
Western Digital	1,394	114
Xerox	5,670	58

		10,588

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund (Continued)

August 31, 2015

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Materials — 2.0%
Ball	4,256	$281
Dow Chemical	4,678	205
Eastman Chemical	3,221	233
Louisiana-Pacific *	7,870	129
LyondellBasell Industries, Cl A	1,550	132
Reliance Steel & Aluminum	2,518	146
Rio Tinto ADR	2,446	90
Sherwin-Williams	327	84

		1,300

Telecommunication Services — 1.3%
China Mobile ADR	2,865	172
Verizon Communications	15,610	718

		890

Utilities — 1.3%
DTE Energy	3,679	287
Entergy	3,217	210
Pinnacle West Capital	4,996	298
Public Service Enterprise Group	1,348	54

		849

Total Common Stock (Cost $52,891) ($ Thousands)		56,005

CASH EQUIVALENT — 6.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.020% ** †	4,221,511	4,222

Total Cash Equivalent (Cost $4,222) ($ Thousands)		4,222

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bills
0.127%, 02/04/2016 (A) (B)	$207	207

Total U.S. Treasury Obligation (Cost $207) ($ Thousands)		207

Total Investments — 90.8% (Cost $57,320) ($ Thousands) §		$60,434

A list of the open futures contracts held by the Fund at August 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	85	Sep-2015	$(58)

For the period ended August 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages	are based on Net Assets of $66,576 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

§	At August 31, 2015, the tax basis cost of the Fund’s investments was $57,320 ($ Thousands), and the unrealized appreciation and depreciation were $6,210 ($ Thousands) and $(3,096) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

S&P — Standard and Poor’s

The following is a list of the level of inputs used as of August 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$56,005	$—	$—	$56,005
Cash Equivalent	4,222	—	—	4,222
U.S. Treasury Obligation	—	207	—	207

Total Investments in Securities	$60,227	$207	$—	$60,434

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(58)	$—	$—	$(58)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended August 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.5%

Consumer Discretionary — 11.3%
Advance Auto Parts	80,724	$14,147
Amazon.com *	86,369	44,298
AMC Networks, Cl A *	5,100	369
AutoNation *	88,400	5,290
AutoZone *	37,608	26,927
Bed Bath & Beyond *	6,000	373
Best Buy	149,300	5,485
Bloomin’ Brands	69,285	1,434
BorgWarner	5,600	244
Cable One *	2,165	899
Cablevision Systems, Cl A	5,900	148
Carmax *	7,100	433
Carnival, Cl A	1,200	59
Carter’s	46,175	4,540
CBS, Cl B	1,100	50
Chico’s FAS	89,735	1,338
Cinemark Holdings	42,900	1,525
Coach	10,300	312
Comcast, Cl A	671,160	37,806
Darden Restaurants	52,900	3,598
Delphi Automotive	157,040	11,860
Dick’s Sporting Goods	29,550	1,481
Dillard’s, Cl A	14,600	1,351
DineEquity	7,800	745
Discovery Communications, Cl A *	400	11
Discovery Communications, Cl C *	900	23
Dollar General	1,900	142
Dollar Tree *	37,500	2,860
DR Horton	34,900	1,060
Dunkin’ Brands Group (A)	94,980	4,764
Expedia	200	23
Ford Motor	12,600	175
Fox Factory Holding *	102,090	1,533
GameStop, Cl A	400	17
Gap	187,500	6,152
Garmin	400	15
General Motors	187,650	5,524
Gentherm *	25,705	1,172
Genuine Parts	128,690	10,744
Goodyear Tire & Rubber	15,200	453
H&R Block	700	24
Hanesbrands	59,200	1,783
Harley-Davidson	125,595	7,040
Hasbro	800	60
Home Depot	435,808	50,754
Houghton Mifflin Harcourt *	89,394	2,019
Hyatt Hotels, Cl A *	31,680	1,623
Interpublic Group	27,600	521
J.C. Penney * (A)	44,570	406
Johnson Controls	8,600	354

Description	Shares	Market Value ($ Thousands)

Kohl’s	96,295	$4,914
L Brands	62,000	5,202
Leggett & Platt	46,900	2,084
Lennar, Cl A	9,100	463
Lowe’s	149,062	10,311
Macy’s	37,100	2,174
Madison Square Garden, Cl A *	76,730	5,405
Marriott International, Cl A	71,200	5,031
Marriott Vacations Worldwide	13,200	937
Mattel	700	16
McDonald’s	115,266	10,953
MDC Partners, Cl A	79,725	1,566
Michael Kors Holdings *	192,800	8,379
Modine Manufacturing *	143,483	1,274
Mohawk Industries *	3,600	709
Morningstar	16,220	1,294
NetFlix *	2,500	287
Newell Rubbermaid	52,600	2,216
News, Cl A	2,100	28
NIKE, Cl B	102,926	11,502
Nordstrom	100	7
Norwegian Cruise Line Holdings *	108,975	6,277
Omnicom Group	16,900	1,132
O’Reilly Automotive *	15,300	3,673
Priceline Group *	200	250
PulteGroup	5,900	122
Ralph Lauren, Cl A	200	22
Ross Stores	112,700	5,480
Royal Caribbean Cruises	16,400	1,446
Sally Beauty Holdings *	37,620	983
Scholastic	21,875	945
Scripps Networks Interactive, Cl A	400	21
ServiceMaster Global Holdings *	177,830	6,256
Signet Jewelers	2,900	400
Staples	100,700	1,431
Starbucks	215,557	11,793
Starwood Hotels & Resorts Worldwide	200	14
Steven Madden *	19,560	799
Target	102,258	7,946
TEGNA	7,300	174
Tenneco *	23,405	1,101
Thor Industries	27,200	1,484
Tiffany	100	8
Time	101,000	2,098
Time Warner	72,305	5,141
Time Warner Cable, Cl A	15,568	2,896
TJX	14,600	1,027
Tractor Supply	4,400	375
TripAdvisor *	100	7
Twenty-First Century Fox, Cl A	47,500	1,301
Under Armour, Cl A *	19,400	1,853
Urban Outfitters *	100	3
VF	22,700	1,644

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Viacom, Cl B	132,520	$5,403
Walt Disney	195,031	19,870
Whirlpool	11,500	1,933
Wyndham Worldwide	800	61
Yum! Brands	6,600	527

		434,612

Consumer Staples — 9.6%
Altria Group	661,701	35,454
Archer-Daniels-Midland	187,600	8,440
Brown-Forman, Cl B	100	10
Bunge	37,700	2,731
Clorox	400	45
Coca-Cola	527,852	20,755
Coca-Cola Enterprises	53,100	2,734
Colgate-Palmolive	73,100	4,591
ConAgra Foods	33,800	1,409
Constellation Brands, Cl A	39,690	5,080
Costco Wholesale	10,300	1,443
CVS Health	171,907	17,603
Diageo	121,270	3,227
Dr. Pepper Snapple Group	72,500	5,563
Estee Lauder, Cl A	2,900	231
General Mills	2,600	148
Henkel	162,283	14,878
Hershey	400	36
Hormel Foods	600	37
JM Smucker	43,730	5,148
Kellogg	145,680	9,656
Keurig Green Mountain	500	28
Kimberly-Clark	104,172	11,097
Kroger	650,541	22,444
Mead Johnson Nutrition, Cl A	800	63
Molson Coors Brewing, Cl B	80,868	5,506
Mondelez International, Cl A	608,930	25,794
Monster Beverage *	42,796	5,926
PepsiCo	491,505	45,676
Philip Morris International	357,211	28,506
Pilgrim’s Pride * (A)	257,298	5,397
Procter & Gamble	434,411	30,700
Reynolds American	120,160	10,063
Rite Aid *	487,058	4,018
SunOpta *	80,080	709
Sysco	1,800	72
Tyson Foods, Cl A	82,504	3,488
Walgreens Boots Alliance	27,300	2,363
Wal-Mart Stores	413,200	26,746
Whole Foods Market	20,100	658

		368,473

Energy — 5.2%
Anadarko Petroleum	2,900	208
Apache	1,500	68
Baker Hughes	16,868	945
Cabot Oil & Gas	4,000	95

Description	Shares	Market Value ($ Thousands)

Cameron International *	800	$53
Chesapeake Energy * (A)	1,500	12
Chevron	526,635	42,652
Cimarex Energy	5,700	630
Columbia Pipeline Group	72,500	1,839
ConocoPhillips	106,850	5,252
CONSOL Energy	600	9
Devon Energy	2,100	90
Dril-Quip *	13,100	903
Ensco, Cl A	500	9
EOG Resources	161,976	12,684
EQT	100	7
Exxon Mobil	405,822	30,534
FMC Technologies *	600	21
Halliburton	159,745	6,286
Helmerich & Payne	200	12
Hess	134,000	7,966
HollyFrontier	104,370	4,891
Kinder Morgan	24,500	794
Magellan Midstream Partners	68,390	4,826
Marathon Oil	53,100	918
Marathon Petroleum	211,637	10,012
Memorial Resource Development *	85,065	1,651
Murphy Oil	700	22
National Oilwell Varco	1,400	59
Newfield Exploration *	38,500	1,282
Noble Energy	287,540	9,607
Occidental Petroleum	3,000	219
ONEOK	800	29
Phillips 66	164,687	13,022
Pioneer Natural Resources	1,300	160
Range Resources	2,400	93
Schlumberger	115,813	8,960
Southwestern Energy *	1,100	18
Spectra Energy	900	26
Suncor Energy	484,660	13,687
Tesco	106,670	906
Tesoro	47,315	4,353
Transocean	600	9
Valero Energy	263,265	15,622
Williams	3,100	149

		201,590

Financials — 14.9%
ACE	100	10
Affiliated Managers Group *	900	168
Aflac	220,976	12,949
Allstate	151,447	8,826
American Express	9,181	704
American Financial Group	25,800	1,782
American International Group	354,256	21,376
American Tower, Cl A ‡	2,500	230
Ameriprise Financial	736	83
Annaly Capital Management ‡	302,300	3,041

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Aon	1,000	$93
Apartment Investment & Management, Cl A ‡	38,900	1,402
Arch Capital Group *	26,340	1,798
Argo Group International Holdings	33,190	1,858
Assurant	29,900	2,223
AvalonBay Communities ‡	12,600	2,080
Bank of America	1,694,593	27,690
Bank of New York Mellon	306,970	12,217
BB&T	4,500	166
Berkshire Hathaway, Cl B *	263,054	35,260
BlackRock, Cl A	14,382	4,350
Boston Properties ‡	12,800	1,451
Capital One Financial	25,700	1,998
Care Capital Properties * ‡	700	22
CBOE Holdings	129,154	8,170
CBRE Group, Cl A *	226,613	7,256
Charles Schwab	184,365	5,601
Chubb	6,777	819
Cincinnati Financial	400	21
Citigroup	834,015	44,603
CME Group, Cl A	255,390	24,119
Comerica	66,655	2,933
Crown Castle International ‡	1,500	125
DCT Industrial Trust ‡	49,030	1,574
Discover Financial Services	188,953	10,153
E*TRADE Financial *	45,000	1,183
East West Bancorp	43,699	1,766
Equity Residential ‡	53,100	3,783
Essex Property Trust ‡	16,600	3,563
Extra Space Storage ‡	24,670	1,813
Fifth Third Bancorp	14,600	291
Franklin Resources	173,600	7,045
Franklin Street Properties ‡	42,800	446
General Growth Properties ‡	67,200	1,705
Genworth Financial, Cl A *	623,690	3,231
Geo Group ‡	24,900	748
Goldman Sachs Group	54,300	10,241
Great Western Bancorp	59,300	1,493
Hartford Financial Services Group	154,485	7,099
HCP ‡	400	15
Health Care ‡	37,900	2,401
Home BancShares	39,355	1,500
Hospitality Properties Trust ‡	72,800	1,872
Host Hotels & Resorts ‡	4,400	78
Hudson City Bancorp	800	7
Huntington Bancshares	31,400	342
Intercontinental Exchange	44,903	10,256
Invesco	1,200	41
Iron Mountain ‡	31,500	893
Jones Lang LaSalle	102,726	15,293
JPMorgan Chase	329,291	21,108
KeyCorp	256,900	3,530
Kilroy Realty ‡	28,570	1,853

Description	Shares	Market Value ($ Thousands)

Kimco Realty ‡	13,100	$302
Lamar Advertising, Cl A ‡	159,071	8,485
LaSalle Hotel Properties ‡	58,285	1,834
Lazard, Cl A	170,000	8,454
Legg Mason	21,600	958
Leucadia National	26,000	558
Lexington Realty Trust ‡	170,400	1,375
Lincoln National	71,843	3,649
Loews	1,100	40
M&T Bank	53,880	6,371
Macerich ‡	132,156	10,068
Marsh & McLennan	191,280	10,277
McGraw Hill Financial	174,235	16,899
MetLife	6,400	321
Moody’s	5,500	563
Morgan Stanley	326,600	11,251
NASDAQ OMX Group	34,700	1,776
Navient	247,800	3,169
Nelnet, Cl A	8,400	316
Northern Trust	1,300	91
Old Republic International	57,800	908
PacWest Bancorp	162,609	6,934
People’s United Financial	4,100	64
Plum Creek Timber ‡	200	8
PNC Financial Services Group	23,600	2,150
Principal Financial Group	1,100	55
Progressive	2,300	69
Prologis ‡	197,900	7,520
Prudential Financial	1,400	113
Public Storage ‡	2,077	418
Realty Income ‡ (A)	12,100	541
Regions Financial	264,200	2,534
Reinsurance Group of America, Cl A	20,080	1,825
Signature Bank NY *	48,605	6,488
Simon Property Group ‡	55,120	9,884
SL Green Realty ‡	2,500	259
Springleaf Holdings, Cl A *	155,925	6,979
State Street	6,400	460
Sunstone Hotel Investors ‡	105,000	1,452
SunTrust Banks	86,600	3,496
Synchrony Financial * (A)	12,609	416
T. Rowe Price Group	200	14
Torchmark	9,400	549
Travelers	78,500	7,815
Unum Group	4,800	161
US Bancorp	184,266	7,804
Ventas ‡	2,000	110
Vornado Realty Trust ‡	20,600	1,796
Voya Financial	487,521	21,002
Wells Fargo	848,036	45,226
Weyerhaeuser ‡	1,900	53
Wintrust Financial	31,840	1,624
XL Group, Cl A	1,200	45

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Zions Bancorporation	2,500	$72

		576,348

Health Care — 15.5%
Abbott Laboratories	167,400	7,581
AbbVie	48,900	3,052
Aetna	106,295	12,173
Agilent Technologies	32,200	1,169
Alexion Pharmaceuticals *	500	86
Allergan *	98,966	30,060
AmerisourceBergen	111,407	11,145
Amgen	172,620	26,200
Anthem	90,700	12,793
Baxalta	90,397	3,178
Baxter International	900	35
Becton Dickinson	800	113
Biogen *	35,434	10,535
Boston Scientific *	561,570	9,401
Bristol-Myers Squibb	458,335	27,257
Brookdale Senior Living, Cl A *	58,230	1,596
Bruker *	69,860	1,284
C.R. Bard	28,400	5,504
Cardinal Health	174,064	14,320
Celgene *	43,100	5,089
Cellectis ADR * (A)	25,640	877
Cerner *	19,500	1,204
Cigna	47,545	6,694
DaVita HealthCare Partners *	200	15
Dentsply International	13,000	681
DexCom *	60,713	5,715
Edwards Lifesciences *	57,900	8,157
Eli Lilly	154,755	12,744
Endo International *	11,500	886
Express Scripts Holding *	227,860	19,049
Fluidigm *	36,975	451
Gilead Sciences	330,617	34,738
HCA Holdings *	213,300	18,476
Henry Schein *	800	109
Hospira *	15,921	1,432
Humana	19,459	3,557
Intuitive Surgical *	900	460
Johnson & Johnson	512,212	48,138
Laboratory Corp of America Holdings *	100	12
Mallinckrodt *	86,775	7,483
McKesson	103,481	20,446
Medtronic	43,876	3,172
Merck	904,113	48,687
Mylan *	3,700	184
NantKwest *	8,265	142
Patterson	14,200	651
PerkinElmer	7,700	375
Perrigo	5,456	998
Pfizer	1,206,654	38,878
Phibro Animal Health, Cl A	29,920	1,056

Description	Shares	Market Value ($ Thousands)

Quest Diagnostics	7,800	$529
Quintiles Transnational Holdings *	119,485	8,903
Regeneron Pharmaceuticals *	18,400	9,448
Sirona Dental Systems *	13,765	1,313
St. Jude Medical	12,300	871
Stryker	72,800	7,182
Thermo Fisher Scientific	156,020	19,560
United Therapeutics *	8,665	1,305
UnitedHealth Group	439,825	50,888
Universal Health Services, Cl B	5,700	782
Varian Medical Systems *	200	16
Vertex Pharmaceuticals *	40,845	5,209
Waters *	200	24
Zimmer Biomet Holdings	500	52
Zoetis, Cl A	515,203	23,117

		597,237

Industrials — 9.6%
3M	230,789	32,805
Actuant, Cl A	34,280	735
ADT (A)	20,100	659
Air Lease, Cl A	51,345	1,652
Alaska Air Group	22,890	1,713
Allegion	6,733	401
Altra Industrial Motion	49,595	1,240
American Airlines Group	178,480	6,957
Ametek	1,000	54
AO Smith	46,038	2,970
B/E Aerospace	27,945	1,362
Boeing	111,449	14,564
C.H. Robinson Worldwide (A)	17,200	1,160
Canadian National Railway	203,610	11,296
Caterpillar	2,400	184
Cintas	27,400	2,329
Continental Building Products *	67,205	1,344
CSX	173,930	4,762
Cummins	100	12
Danaher	18,500	1,610
Deere	168,445	13,775
Delta Air Lines	75,600	3,310
Dover	600	37
Dun & Bradstreet	10,300	1,091
Eaton	73,930	4,218
Echo Global Logistics *	40,224	936
EMCOR Group	17,250	795
Emerson Electric	900	43
Equifax	100	10
Expeditors International of Washington	100	5
Fastenal	200	7
FedEx	28,500	4,292
Flowserve	400	18
Fluor	400	18
General Dynamics	101,500	14,416
General Electric	1,489,733	36,975

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Honeywell International	204,939	$20,344
Huntington Ingalls Industries	25,300	2,848
Huron Consulting Group *	16,945	1,227
Illinois Tool Works	200	17
Ingersoll-Rand	2,800	155
Jacobs Engineering Group *	500	20
JB Hunt Transport Services	3,200	233
Joy Global	200	5
Kansas City Southern	900	84
KLX *	14,565	570
L-3 Communications Holdings	200	21
Lockheed Martin	143,721	28,914
Manpowergroup	28,894	2,511
Masco	25,000	656
Nielsen Holdings	210,790	9,534
Norfolk Southern	5,200	405
Northrop Grumman	59,700	9,775
On Assignment *	40,920	1,472
Paccar	2,000	118
Parker Hannifin	36,800	3,962
Pentair	700	39
PGT *	79,910	1,068
Pitney Bowes	61,600	1,220
Precision Castparts	3,990	919
Quanta Services *	60,150	1,458
Raytheon	33,100	3,395
Republic Services, Cl A	222,970	9,137
Robert Half International	192,412	9,819
Rockwell Automation	43,415	4,855
Rockwell Collins	3,600	295
Roper Technologies	700	114
Ryder System	7,200	590
Snap-on	900	144
Southwest Airlines	590,869	21,685
Stanley Black & Decker	700	71
Stericycle *	200	28
Textron	8,200	318
Toro	17,575	1,253
TriMas *	53,385	974
Trinity Industries	70,300	1,897
Tyco International	455,455	16,528
Union Pacific	196,860	16,879
United Parcel Service, Cl B	118,100	11,532
United Rentals *	13,800	957
United Technologies	130,924	11,994
Waste Management	12,700	636
Woodward Governor	24,075	1,098

		369,529

Information Technology — 18.5%
Accenture, Cl A	117,608	11,087
Activision Blizzard	75,100	2,150
Adobe Systems *	2,100	165
Akamai Technologies *	1,100	79

Description	Shares	Market Value ($ Thousands)

Alliance Data Systems *	900	$231
Altera	5,109	248
Amdocs	276,020	15,791
Amphenol, Cl A	39,400	2,063
Analog Devices	1,000	56
Apple	1,176,258	132,635
Applied Materials	950,770	15,293
Autodesk *	700	33
Automatic Data Processing	159,015	12,295
Avago Technologies, Cl A	121,000	15,242
Booz Allen Hamilton Holding, Cl A	141,485	3,778
Broadcom, Cl A	70,106	3,622
BroadSoft *	54,720	1,727
CA	78,400	2,139
CDK Global	24,400	1,209
CDW	69,200	2,751
Cisco Systems	1,642,065	42,497
Citrix Systems *	58,390	3,977
Cognizant Technology Solutions, Cl A *	18,670	1,175
Computer Sciences	23,266	1,442
Constant Contact *	13,100	324
Corning	57,500	990
CoStar Group *	7,990	1,415
DST Systems	99,307	10,171
eBay *	1,600	43
Electronic Arts *	51,755	3,424
EMC	625,105	15,546
EVERTEC	77,040	1,394
F5 Networks *	37,400	4,541
Facebook, Cl A *	231,560	20,709
Fidelity National Information Services	13,900	960
First Solar *	200	9
Fiserv *	70,900	6,046
FLIR Systems	63,610	1,821
Freescale Semiconductor *	115,720	4,135
Google, Cl A *	37,941	24,579
Google, Cl C *	100,859	62,356
Harris	19,200	1,475
Hewlett-Packard	718,987	20,175
Ingram Micro, Cl A	27,200	736
Integrated Device Technology *	67,900	1,289
Intel	685,899	19,576
International Business Machines	48,383	7,155
Intuit	118,606	10,170
j2 Global (A)	24,380	1,696
Jabil Circuit	42,400	820
Juniper Networks	289,800	7,451
Kla-Tencor	12,100	606
Lam Research	28,900	2,103
Linear Technology	900	36
Littelfuse	11,485	1,031
LogMeIn *	8,200	511
MA-Com Technology Solutions *	29,335	866

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Manhattan Associates *	11,500	$672
MasterCard, Cl A	305,451	28,215
Microchip Technology	200	9
Micron Technology *	87,000	1,428
Microsemi *	35,655	1,132
Microsoft	924,836	40,249
Motorola Solutions	300	19
NCR *	11,700	293
NetApp	900	29
Nvidia	9,100	205
NXP Semiconductor *	84,150	7,123
Oracle	448,416	16,632
Paychex	200	9
PayPal Holdings *	310,700	10,875
Qorvo *	17,800	988
Qualcomm	182,140	10,305
Red Hat *	6,300	455
salesforce.com inc *	200	14
SanDisk	2,200	120
Seagate Technology (A)	34,400	1,768
Skyworks Solutions	190,222	16,616
SolarWinds *	63,800	2,536
Solera Holdings	48,815	2,351
Stamps.com *	5,300	436
Symantec	240,400	4,926
Synopsys *	21,300	1,000
TE Connectivity	500	30
Teradata *	1,500	44
Teradyne	26,500	478
Tessera Technologies	12,900	422
Texas Instruments	24,700	1,182
Total System Services	1,600	73
Twitter *	64,115	1,782
Universal Display *	37,895	1,396
Vantiv, Cl A *	30,385	1,338
Visa, Cl A	313,461	22,350
Western Digital	88,150	7,225
Western Union	26,200	483
Xerox	1,588,050	16,150
Xilinx	1,300	55
Yahoo! *	158,775	5,119

		712,376

Materials — 2.5%
Air Products & Chemicals	900	126
Airgas	300	29
Alcoa	622,600	5,884
Avery Dennison	2,300	134
Ball	26,400	1,740
Cabot	29,500	999
Calgon Carbon	95,555	1,554
CF Industries Holdings	2,600	149
Dow Chemical	196,060	8,580
E.I. du Pont de Nemours	11,091	571

Description	Shares	Market Value ($ Thousands)

Eastman Chemical	78,000	$5,652
Ecolab	1,100	120
FMC	200	8
Freeport-McMoRan, Cl B	573,900	6,106
International Flavors & Fragrances	600	66
International Paper	17,900	772
KapStone Paper and Packaging	47,125	1,027
LyondellBasell Industries, Cl A	233,762	19,959
Martin Marietta Materials	2,100	352
Monsanto	82,410	8,047
Mosaic	144,300	5,892
Newmont Mining	12,100	206
Nucor	1,200	52
Owens-Illinois *	300	6
Packaging Corp of America	6,100	409
PPG Industries	1,300	124
Praxair	2,000	211
Reliance Steel & Aluminum	14,400	837
Schweitzer-Mauduit International	5,400	191
Sealed Air	35,000	1,801
Sherwin-Williams	20,529	5,251
Sigma-Aldrich	4,008	559
Teck Resources, Cl B (A)	130,300	934
Tronox, Cl A	78,240	630
Vulcan Materials	143,000	13,388
Westlake Chemical	36,500	2,016
WestRock	1,700	101

		94,483

Telecommunication Services — 1.9%
AT&T	684,538	22,727
CenturyLink	37,500	1,014
Frontier Communications (A)	6,600	33
Level 3 Communications *	9,000	402
Verizon Communications	1,077,131	49,559

		73,735

Utilities — 2.7%
AES	175,900	2,111
AGL Resources	75,500	4,605
Ameren	1,500	60
American Electric Power	202,944	11,018
AmeriGas Partners	88,875	3,985
Centerpoint Energy	1,700	32
CMS Energy	143,195	4,694
Consolidated Edison	300	19
Dominion Resources	6,000	418
DTE Energy	13,002	1,015
Duke Energy	12,000	851
Dynegy, Cl A *	68,680	1,769
Edison International	54,600	3,193
Entergy	39,600	2,587
Eversource Energy	4,500	212
Exelon	220,400	6,779
FirstEnergy	103,400	3,305

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Continued)

August 31, 2015

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

ITC Holdings	128,340	$4,197
New Jersey Resources	60,390	1,707
NextEra Energy	45,779	4,505
NiSource	69,000	1,159
NRG Energy	196,400	3,912
Pepco Holdings	11,700	269
PG&E	315,760	15,655
Pinnacle West Capital	12,600	750
PPL	141,300	4,379
Public Service Enterprise Group	224,300	9,028
SCANA	600	32
Sempra Energy	45,100	4,278
Southern	78,070	3,389
TECO Energy	15,000	316
UGI	48,000	1,636
WEC Energy Group	6,633	316
Xcel Energy	20,600	695

		102,876

Total Common Stock (Cost $3,175,753) ($ Thousands)		3,531,259

	Number Of Rights
RIGHTS — 0.0%

United States — 0.0%
Safeway - PDC # *	85,749	4
Safeway CVR - Casa Ley # *	85,749	87

Total Rights (Cost $—) ($ Thousands)		91

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.020% ** †	74,598,420	74,598

Total Cash Equivalent (Cost $74,598) ($ Thousands)		74,598

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills
0.110%, 02/04/2016 (B) (C)	$11,086	11,079
0.018%, 09/17/2015 (B) (C)	3,500	3,500

Total U.S. Treasury Obligations (Cost $14,581) ($ Thousands)		14,579

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P.
0.060% ** † (D)	14,398,344	$14,398

Total Affiliated Partnership (Cost $14,398) ($ Thousands)		14,398

Total Investments — 94.2% (Cost $3,279,330) ($ Thousands) §		$3,634,925

A list of the open futures contracts held by the Fund at August 31, 2015, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Unrealized Depreciation ($Thousands)
S&P 500 Index E-MINI	2,882	Sep-2015	$(2,767)

For the period ended August 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $3,857,715 ($ Thousands).

#	Expiration date is unavailable.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at August 31, 2015. The total market value of securities on loan at August 31, 2015 was $14,004 ($ Thousands).

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)	The rate reported is the effective yield at time of purchase.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2015 was $14,398 ($ Thousands).

§	At August 31, 2015, the tax basis cost of the Fund’s investments was $3,279,330 ($ Thousands), and the unrealized appreciation and depreciation were $453,706 ($ Thousands) and $(98,111) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of inputs used as of August 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,531,259	$—	$—	$3,531,259
Rights	—	91	—	91
Cash Equivalent	74,598	—	—	74,598
U.S. Treasury Obligations	—	14,579	—	14,579
Affiliated Partnership	—	14,398	—	14,398

Total Investments in Securities	$3,605,857	$29,068	$—	$3,634,925

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Continued)

August 31, 2015

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(2,767)	$—	$—	$(2,767)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended August 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

August 31, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.2%

Consumer Discretionary — 13.2%
Aaron’s	5,400	$203
Advance Auto Parts	5,708	1,000
Amazon.com *	32,289	16,561
AMC Networks, Cl A *	5,485	397
Aramark	17,300	542
AutoNation *	5,632	337
AutoZone *	2,807	2,010
Bed Bath & Beyond *	13,215	821
Best Buy	27,847	1,023
BorgWarner	20,464	893
Brinker International	5,283	281
Brunswick	8,300	413
Cabela’s * (A)	4,800	216
Cable One *	257	107
Cablevision Systems, Cl A	17,542	442
Carmax *	19,160	1,169
Carnival, Cl A	34,400	1,693
Carter’s	4,300	423
CBS, Cl B	39,999	1,810
Charter Communications, Cl A * (A)	6,300	1,144
Chipotle Mexican Grill, Cl A *	2,519	1,788
Choice Hotels International	2,584	132
Cinemark Holdings	11,000	391
Clear Channel Outdoor Holdings, Cl A *	700	6
Coach	23,367	707
Comcast, Cl A	213,225	12,042
CST Brands	7,148	248
Darden Restaurants	11,222	763
Delphi Automotive	25,900	1,956
Dick’s Sporting Goods	8,758	439
Dillard’s, Cl A	1,900	176
Discovery Communications, Cl A * (A)	11,000	293
Discovery Communications, Cl C *	24,600	624
DISH Network, Cl A *	19,962	1,183
Dollar General	26,300	1,959
Dollar Tree *	20,034	1,528
Domino’s Pizza	5,000	530
DR Horton	28,568	868
DSW, Cl A	7,200	214
Dunkin’ Brands Group (A)	9,800	491
Expedia	8,567	985
Extended Stay America	5,900	111
Foot Locker	12,369	876
Ford Motor	339,084	4,703
Fossil Group *	4,000	246
GameStop, Cl A (A)	10,100	429
Gannett	10,029	131
Gap	21,721	713
Garmin	11,200	421
General Motors	139,200	4,098
Gentex	26,264	407

Description	Shares	Market Value ($ Thousands)

Genuine Parts	13,371	$1,116
GNC Holdings, Cl A	8,000	375
Goodyear Tire & Rubber	23,252	692
GoPro, Cl A * (A)	8,000	373
Graham Holdings, Cl B	257	170
Groupon, Cl A *	44,900	202
H&R Block	23,325	793
Hanesbrands	34,572	1,041
Harley-Davidson	16,203	908
Harman International Industries	5,768	564
Hasbro	10,667	796
Hilton Worldwide Holdings	46,600	1,157
Home Depot	109,715	12,778
Hyatt Hotels, Cl A *	3,800	195
International Game Technology	8,400	143
Interpublic Group	37,575	709
J.C. Penney * (A)	29,251	266
Jarden *	17,175	882
John Wiley & Sons, Cl A	4,042	208
Johnson Controls	55,845	2,298
Kate Spade *	11,900	226
Kohl’s	18,119	924
L Brands	20,057	1,683
Las Vegas Sands	31,393	1,451
Lear	6,900	709
Leggett & Platt	11,219	498
Lennar, Cl A	15,430	785
Liberty Broadband, Cl A *	2,080	113
Liberty Broadband, Cl C *	5,408	289
Liberty Interactive, Cl A *	41,947	1,134
Liberty Media, Cl A *	8,320	310
Liberty Media, Cl C *	16,640	603
Liberty Ventures, Ser A *	12,082	480
Lions Gate Entertainment	7,400	271
Live Nation *	13,600	335
LKQ *	27,200	816
Lowe’s	79,710	5,514
Lululemon Athletica *	10,000	640
Macy’s	30,330	1,778
Madison Square Garden, Cl A *	5,360	378
Marriott International, Cl A	19,087	1,349
Mattel (A)	28,942	678
McDonald’s	80,580	7,657
MGM Resorts International *	39,939	816
Michael Kors Holdings *	17,500	760
Michaels *	2,500	66
Mohawk Industries *	5,266	1,037
Morningstar	1,800	144
Murphy USA *	4,188	214
NetFlix *	35,400	4,072
Newell Rubbermaid	23,665	997
News	10,800	149
News, Cl A	28,246	385

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

NIKE, Cl B	56,934	$6,362
Nordstrom	11,812	861
Norwegian Cruise Line Holdings *	11,800	680
NVR *	324	493
Office Depot *	49,100	389
Omnicom Group	20,344	1,363
O’Reilly Automotive *	8,240	1,978
Panera Bread, Cl A *	2,262	403
Penske Auto Group	4,000	202
Polaris Industries	5,900	766
Priceline Group *	4,300	5,369
PulteGroup	31,745	657
PVH	6,300	750
Ralph Lauren, Cl A	5,080	565
Regal Entertainment Group, Cl A (A)	7,388	140
Ross Stores	35,606	1,731
Royal Caribbean Cruises	14,800	1,305
Sally Beauty Holdings *	14,200	371
Scripps Networks Interactive, Cl A	9,172	487
Sears Holdings * (A)	2,128	57
Service International	17,694	525
ServiceMaster Global Holdings *	9,200	324
Signet Jewelers	7,000	966
Sirius XM Holdings *	173,100	660
Six Flags Entertainment	6,500	292
Skechers U.S.A., Cl A *	3,700	521
Staples	56,364	801
Starbucks	126,012	6,894
Starwood Hotels & Resorts Worldwide	15,584	1,114
Starz *	8,820	332
Target	55,285	4,296
TEGNA	20,059	477
Tempur Sealy International *	5,600	409
Tesla Motors * (A)	8,300	2,067
Thomson Reuters	27,300	1,060
Thor Industries	4,100	224
Tiffany	9,825	808
Time Warner	68,979	4,904
Time Warner Cable, Cl A	23,584	4,387
TJX	58,808	4,135
Toll Brothers *	15,751	582
TopBuild *	3,378	107
Tractor Supply	12,300	1,049
Tribune Media, Cl A	7,200	288
TripAdvisor *	9,467	662
Tupperware Brands	4,800	246
Twenty-First Century Fox	43,300	1,198
Twenty-First Century Fox, Cl A	103,985	2,848
Ulta Salon Cosmetics & Fragrance *	5,452	862
Under Armour, Cl A *	14,900	1,423
Urban Outfitters *	10,120	312
VF	29,368	2,127
Viacom, Cl B	31,069	1,267

Description	Shares	Market Value ($ Thousands)

Vista Outdoor *	5,672	$265
Visteon *	3,900	389
Walt Disney	143,472	14,617
Wendy’s	24,175	220
Whirlpool	6,687	1,124
Williams-Sonoma	7,962	605
Wyndham Worldwide	10,868	831
Wynn Resorts	6,896	517
Yum! Brands	35,748	2,852

		228,386

Consumer Staples — 8.7%
Altria Group	165,640	8,875
Archer-Daniels-Midland	50,879	2,289
Avon Products (A)	40,706	211
Brown-Forman, Cl A	2,500	271
Brown-Forman, Cl B	10,527	1,033
Bunge	11,900	862
Campbell Soup	14,778	709
Church & Dwight	11,807	1,019
Clorox	12,103	1,346
Coca-Cola	331,240	13,024
Coca-Cola Enterprises	21,415	1,103
Colgate-Palmolive	75,550	4,745
ConAgra Foods	34,286	1,429
Constellation Brands, Cl A	13,231	1,693
Costco Wholesale	36,781	5,151
Coty, Cl A	6,400	194
CVS Health	95,152	9,743
Dr. Pepper Snapple Group	17,500	1,343
Edgewell Personal Care	5,241	462
Energizer Holdings	5,241	219
Estee Lauder, Cl A	16,808	1,341
Flowers Foods	16,525	384
General Mills	49,192	2,792
Hain Celestial Group *	8,400	511
Herbalife * (A)	6,500	374
Hershey	11,398	1,020
Hormel Foods	12,278	750
Ingredion	6,600	570
JM Smucker	10,711	1,261
Kellogg	22,103	1,465
Keurig Green Mountain	12,100	685
Kimberly-Clark	30,118	3,208
Kraft Heinz	51,202	3,720
Kroger	80,946	2,793
McCormick	11,093	880
Mead Johnson Nutrition, Cl A	16,086	1,260
Molson Coors Brewing, Cl B	12,262	835
Mondelez International, Cl A	136,306	5,774
Monster Beverage *	12,900	1,786
Nu Skin Enterprises, Cl A (A)	5,500	251
PepsiCo	124,652	11,584
Philip Morris International	130,668	10,427

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Pilgrim’s Pride * (A)	5,700	$120
Pinnacle Foods	10,400	466
Procter & Gamble	229,474	16,217
Reynolds American	36,525	3,059
Rite Aid *	84,200	695
Spectrum Brands Holdings	1,900	187
Sprouts Farmers Market *	17,400	354
Sysco	48,348	1,928
Tyson Foods, Cl A	25,765	1,089
Walgreens Boots Alliance	72,125	6,242
Wal-Mart Stores	132,979	8,608
WhiteWave Foods, Cl A *	15,722	726
Whole Foods Market	31,704	1,039

		150,122

Energy — 6.8%
Anadarko Petroleum	41,940	3,002
Antero Resources * (A)	5,000	129
Apache	31,359	1,419
Baker Hughes	36,840	2,063
Cabot Oil & Gas	37,200	881
California Resources	28,181	109
Cameron International *	14,944	998
Cheniere Energy *	20,500	1,274
Chesapeake Energy * (A)	47,266	369
Chevron	158,802	12,861
Cimarex Energy	7,200	796
Cobalt International Energy *	33,000	264
Columbia Pipeline Group	27,421	695
Concho Resources *	9,400	1,017
ConocoPhillips	102,976	5,061
CONSOL Energy	19,644	299
Continental Resources *	8,000	257
CVR Energy	1,800	72
Denbury Resources (A)	32,324	140
Devon Energy	32,913	1,404
Diamond Offshore Drilling (A)	6,209	147
Diamondback Energy *	5,600	383
Dril-Quip *	3,700	255
Energen	6,637	345
Ensco, Cl A	21,000	380
EOG Resources	45,590	3,570
EP Energy, Cl A *	4,000	28
EQT	13,266	1,032
Exxon Mobil	354,438	26,668
FMC Technologies *	20,920	728
Frank’s International	4,000	65
Golar LNG	8,100	315
Gulfport Energy *	7,200	258
Halliburton	70,136	2,760
Helmerich & Payne	8,650	510
Hess	19,912	1,184
HollyFrontier	16,726	784
Kinder Morgan	149,222	4,836

Description	Shares	Market Value ($ Thousands)

Kosmos Energy *	9,200	$64
Laredo Petroleum Holdings * (A)	7,000	71
Marathon Oil	52,276	904
Marathon Petroleum	44,376	2,100
Memorial Resource Development *	4,600	89
Murphy Oil	15,454	479
Nabors Industries	26,800	309
National Oilwell Varco	32,180	1,362
Newfield Exploration *	12,799	426
Noble (A)	21,700	283
Noble Energy	36,824	1,230
Occidental Petroleum	64,154	4,684
Oceaneering International	9,700	425
ONEOK	17,758	640
Patterson-UTI Energy	13,232	215
PBF Energy, Cl A	7,000	210
Phillips 66	44,988	3,557
Pioneer Natural Resources	13,544	1,667
QEP Resources	16,646	234
Range Resources	14,239	550
Rice Energy *	4,600	90
Rowan, Cl A	10,886	196
RPC *	5,550	65
Schlumberger	106,863	8,268
Seadrill * (A)	30,700	247
SM Energy	5,500	202
Southwestern Energy *	38,376	623
Spectra Energy	54,109	1,573
Superior Energy Services	14,700	234
Targa Resources	5,400	357
Teekay	3,800	140
Tesoro	11,046	1,016
Valero Energy	41,836	2,483
Weatherford International *	69,400	704
Whiting Petroleum *	21,348	413
Williams	64,446	3,106
World Fuel Services	5,500	213
WPX Energy *	18,748	137

		116,924

Financials — 17.2%
ACE	26,900	2,748
Affiliated Managers Group *	4,820	899
Aflac	35,456	2,078
Alexandria Real Estate Equities ‡	6,600	567
Alleghany *	1,504	707
Allied World Assurance Holdings	8,900	356
Allstate	33,325	1,942
Ally Financial *	43,200	944
American Campus Communities ‡	9,500	325
American Capital Agency ‡	31,659	606
American Express	72,334	5,549
American Financial Group	6,414	443
American Homes 4 Rent, Cl A ‡	13,200	211

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

American International Group	112,023	$6,760
American National Insurance	222	22
American Tower, Cl A ‡	36,422	3,358
Ameriprise Financial	14,700	1,656
AmTrust Financial Services	3,400	198
Annaly Capital Management ‡	82,111	826
Aon	23,044	2,153
Apartment Investment & Management, Cl A ‡	12,299	443
Apple Hospitality ‡	16,700	296
Arch Capital Group *	12,000	819
Arthur J Gallagher	12,304	538
Artisan Partners Asset Management, Cl A	2,500	102
Aspen Insurance Holdings	5,700	262
Associated Banc	14,684	270
Assurant	6,293	468
Assured Guaranty	15,100	381
AvalonBay Communities ‡	10,741	1,773
Axis Capital Holdings	8,800	493
Bank of America	887,863	14,508
Bank of Hawaii	4,082	253
Bank of New York Mellon	97,009	3,861
BankUnited	9,600	342
BB&T	63,706	2,352
Berkshire Hathaway, Cl B *	157,500	21,111
BioMed Realty Trust ‡	16,900	313
BlackRock, Cl A	10,385	3,141
BOK Financial	2,475	157
Boston Properties ‡	12,284	1,393
Brandywine Realty Trust ‡	15,500	188
Brixmor Property Group ‡	15,500	354
Brown & Brown	11,124	357
Camden Property Trust ‡	7,547	544
Capital One Financial	45,325	3,524
Care Capital Properties * ‡	7,223	230
CBL & Associates Properties ‡	15,700	234
CBOE Holdings	7,900	500
CBRE Group, Cl A *	24,917	798
Charles Schwab	94,685	2,876
Chimera Investment ‡	18,880	264
Chubb	18,818	2,273
Cincinnati Financial	14,486	758
CIT Group	16,600	721
Citigroup	256,404	13,712
Citizens Financial Group	28,000	695
City National	4,538	398
CME Group, Cl A	26,370	2,490
CNA Financial	1,700	61
Columbia Property Trust ‡	11,800	252
Comerica	15,553	684
Commerce Bancshares	7,442	334
Communications Sales & Leasing ‡	10,829	218
Corporate Office Properties Trust ‡	7,900	166
Corrections Corp of America ‡	10,240	301

Description	Shares	Market Value ($ Thousands)

Credit Acceptance *	800	$163
Crown Castle International ‡	28,396	2,368
Cullen/Frost Bankers	4,568	295
DDR ‡	24,700	378
Digital Realty Trust ‡	12,000	760
Discover Financial Services	36,089	1,939
Douglas Emmett ‡	12,600	348
Duke Realty ‡	29,509	533
E*TRADE Financial *	26,500	697
East West Bancorp	12,300	497
Eaton Vance	11,010	382
Empire State Realty Trust, Cl A ‡	10,000	162
Endurance Specialty Holdings	4,000	255
Equinix ‡	4,715	1,272
Equity Commonwealth * ‡	11,525	296
Equity Lifestyle Properties ‡	7,700	429
Equity Residential ‡	29,787	2,122
Erie Indemnity, Cl A	2,419	198
Essex Property Trust ‡	5,154	1,106
Everest Re Group	4,200	738
Extra Space Storage ‡	10,100	742
Federal Realty Investment Trust ‡	6,096	787
Federated Investors, Cl B (A)	8,158	253
Fifth Third Bancorp	73,282	1,460
First Horizon National	21,756	316
First Niagara Financial Group	34,200	316
First Republic Bank	11,600	700
FNF Group	24,852	905
Forest City Enterprises, Cl A *	14,642	315
Franklin Resources	33,909	1,376
Gaming and Leisure Properties ‡	7,591	235
General Growth Properties ‡	49,353	1,252
Genworth Financial, Cl A *	44,092	228
Goldman Sachs Group	36,275	6,841
Hanover Insurance Group	3,793	299
Hartford Financial Services Group	33,810	1,554
HCC Insurance Holdings	9,041	699
HCP ‡	36,974	1,370
Health Care ‡	28,483	1,804
Healthcare Trust of America, Cl A ‡	11,200	269
Home Properties ‡	5,500	408
Hospitality Properties Trust ‡	13,466	346
Host Hotels & Resorts ‡	64,940	1,151
Howard Hughes *	3,673	461
Hudson City Bancorp	48,328	449
Huntington Bancshares	70,434	769
Interactive Brokers Group, Cl A	5,600	224
Intercontinental Exchange	9,680	2,211
Invesco	37,300	1,272
Iron Mountain ‡	16,503	468
Jones Lang LaSalle	4,000	596
JPMorgan Chase	314,234	20,142
KeyCorp	79,195	1,088

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Kilroy Realty ‡	7,300	$473
Kimco Realty ‡	35,644	821
Lamar Advertising, Cl A ‡	7,040	375
Lazard, Cl A	11,000	547
Legg Mason	9,181	407
LendingClub * (A)	10,900	137
Leucadia National	31,306	672
Liberty Property Trust ‡	12,806	394
Lincoln National	20,688	1,051
Loews	27,836	1,015
LPL Financial Holdings (A)	7,900	318
M&T Bank	11,534	1,364
Macerich ‡	14,811	1,128
Markel *	1,250	1,030
Marsh & McLennan	46,965	2,523
McGraw Hill Financial	22,439	2,176
Mercury General	2,396	122
MetLife	78,009	3,908
MFA Mortgage Investments ‡	33,700	240
Mid-America Apartment Communities ‡	6,600	519
Moody’s	14,227	1,456
Morgan Stanley	127,878	4,405
MSCI, Cl A	10,300	623
NASDAQ OMX Group	10,500	538
National Retail Properties ‡	11,400	396
Navient	35,614	455
New York Community Bancorp (A)	40,672	718
Northern Trust	21,305	1,488
NorthStar Asset Management Group	17,300	291
NorthStar Realty Finance ‡	27,100	381
Old Republic International	23,390	367
Omega Healthcare Investors ‡	16,600	561
Outfront Media ‡	12,680	287
PacWest Bancorp	9,600	409
Paramount Group ‡	13,200	217
PartnerRe *	4,500	623
People’s United Financial	28,134	436
Piedmont Office Realty Trust, Cl A ‡	14,600	248
Plum Creek Timber ‡	15,921	613
PNC Financial Services Group	43,122	3,929
Popular *	9,053	266
Post Properties ‡	5,000	277
Principal Financial Group	23,308	1,174
ProAssurance	5,500	265
Progressive	50,680	1,518
Prologis ‡	42,318	1,608
Prudential Financial	37,463	3,023
Public Storage ‡	11,868	2,389
Raymond James Financial	11,321	600
Rayonier ‡	11,704	269
Realogy Holdings *	12,400	500
Realty Income ‡ (A)	19,500	871
Regency Centers ‡	8,308	493

Description	Shares	Market Value ($ Thousands)

Regions Financial	109,587	$1,051
Reinsurance Group of America, Cl A	6,099	554
RenaissanceRe Holdings	3,100	316
Retail Properties of America, Cl A ‡	21,400	292
Santander Consumer USA Holdings *	8,000	180
SEI †	11,742	594
Senior Housing Properties Trust ‡	18,400	289
Signature Bank NY *	4,300	574
Simon Property Group ‡	26,981	4,838
SL Green Realty ‡	9,168	949
SLM *	37,014	314
Spirit Realty Capital ‡	32,700	314
Springleaf Holdings, Cl A *	4,700	210
StanCorp Financial Group	4,042	460
Starwood Property Trust ‡	19,500	415
State Street	33,794	2,430
SunTrust Banks	45,846	1,851
SVB Financial Group *	4,200	525
Synchrony Financial * (A)	11,700	386
Synovus Financial	12,096	368
T. Rowe Price Group	21,880	1,573
Tanger Factory Outlet Centers ‡	8,200	259
Taubman Centers ‡	5,800	400
TCF Financial	15,001	233
TD Ameritrade Holding	23,945	801
TFS Financial	6,200	107
Torchmark	12,087	707
Travelers	27,275	2,715
Two Harbors Investment ‡	31,800	301
UDR ‡	21,293	688
Unum Group	21,905	735
US Bancorp	140,397	5,946
Validus Holdings	7,926	351
Ventas ‡	28,892	1,590
VEREIT ‡	81,400	663
Vornado Realty Trust ‡	16,336	1,424
Voya Financial	20,500	883
Waddell & Reed Financial, Cl A	6,900	270
Weingarten Realty Investors ‡	11,267	356
Wells Fargo	394,566	21,042
Weyerhaeuser ‡	45,373	1,268
White Mountains Insurance Group	547	393
WP Carey ‡	8,800	506
WP GLIMCHER ‡	15,090	183
WR Berkley	8,814	478
XL Group, Cl A	23,800	888
Zions Bancorporation	17,002	493

		297,877

Health Care — 14.5%
Abbott Laboratories	124,776	5,651
AbbVie	139,461	8,704
Acadia Healthcare *	4,600	336
Aetna	28,935	3,314

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Agilent Technologies	28,464	$1,034
Agios Pharmaceuticals * (A)	2,300	199
Akorn *	7,000	278
Alere *	7,400	385
Alexion Pharmaceuticals *	17,900	3,082
Align Technology *	7,700	436
Alkermes *	12,800	762
Allergan *	33,054	10,040
Allscripts Healthcare Solutions *	16,500	227
Alnylam Pharmaceuticals *	6,800	700
AmerisourceBergen	19,524	1,953
Amgen	64,058	9,723
Anthem	21,831	3,079
athenahealth * (A)	3,200	425
Baxalta	43,875	1,542
Baxter International	44,075	1,695
Becton Dickinson	17,878	2,521
Biogen *	19,700	5,857
BioMarin Pharmaceutical *	13,000	1,680
Bio-Rad Laboratories, Cl A *	1,900	265
Bio-Techne	3,441	325
Bluebird Bio *	2,900	386
Boston Scientific *	109,039	1,825
Bristol-Myers Squibb	140,359	8,347
Brookdale Senior Living, Cl A *	15,100	414
Bruker *	9,400	173
C.R. Bard	6,585	1,276
Cardinal Health	28,829	2,372
Celgene *	66,760	7,883
Centene *	10,900	673
Cerner *	25,196	1,556
Charles River Laboratories International *	4,443	306
Cigna	21,255	2,992
Community Health Systems *	10,191	547
Cooper	4,004	650
DaVita HealthCare Partners *	15,216	1,151
Dentsply International	11,998	629
DexCom *	7,100	668
Edwards Lifesciences *	9,414	1,326
Eli Lilly	82,161	6,766
Endo International *	16,997	1,309
Envision Healthcare Holdings *	16,600	680
Express Scripts Holding *	56,436	4,718
Gilead Sciences	124,134	13,043
HCA Holdings *	28,300	2,451
Health Net *	7,602	487
Henry Schein *	7,584	1,037
Hill-Rom Holdings	5,224	276
Hologic *	21,200	823
Hospira *	15,781	1,420
Humana	12,275	2,244
Idexx Laboratories *	8,504	608
Illumina *	11,805	2,333

Description	Shares	Market Value ($ Thousands)

IMS Health Holdings *	12,000	$358
Incyte *	12,900	1,499
Intercept Pharmaceuticals *	1,200	228
Intrexon * (A)	4,100	182
Intuitive Surgical *	3,000	1,533
Isis Pharmaceuticals * (A)	10,700	537
Jazz Pharmaceuticals *	5,300	895
Johnson & Johnson	234,909	22,077
Laboratory Corp of America Holdings *	8,590	1,012
LifePoint Hospitals *	3,976	311
Mallinckrodt *	10,712	924
McKesson	20,066	3,965
Medivation *	6,900	608
MEDNAX *	8,500	685
Medtronic	120,026	8,677
Merck	238,743	12,856
Mettler Toledo International *	2,636	782
Mylan *	37,619	1,865
OPKO Health *	21,000	227
Patterson	7,683	352
PerkinElmer	10,134	493
Perrigo	12,000	2,196
Pfizer	521,022	16,787
Premier, Cl A *	3,500	125
Puma Biotechnology * (A)	2,200	202
QIAGEN * (A)	21,400	561
Quest Diagnostics	12,744	864
Quintiles Transnational Holdings *	7,100	529
Regeneron Pharmaceuticals *	6,800	3,492
ResMed	11,935	620
Seattle Genetics * (A)	9,100	366
Sirona Dental Systems *	5,200	496
St. Jude Medical	22,746	1,611
Stryker	28,904	2,851
Teleflex (A)	3,740	489
Tenet Healthcare *	8,698	428
Thermo Fisher Scientific	34,525	4,328
United Therapeutics *	4,300	648
UnitedHealth Group	80,220	9,281
Universal Health Services, Cl B	8,376	1,149
Varian Medical Systems * (A)	8,930	725
VCA Antech *	8,139	451
Veeva Systems, Cl A * (A)	4,000	104
Vertex Pharmaceuticals *	20,100	2,563
Waters *	7,272	883
Zimmer Biomet Holdings	13,625	1,411
Zoetis, Cl A	40,644	1,824

		250,632

Industrials — 10.5%
3M	53,333	7,581
Acuity Brands	3,800	740
ADT (A)	15,400	505
AECOM Technology *	13,116	361

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

AGCO	8,600	$422
Air Lease, Cl A	7,900	254
Alaska Air Group	12,200	913
Allegion	8,866	529
Allison Transmission Holdings, Cl A	16,700	478
AMERCO *	700	262
American Airlines Group	56,700	2,210
Ametek	21,380	1,151
AO Smith	6,800	439
Armstrong World Industries *	4,100	228
Avis Budget Group *	9,700	428
B/E Aerospace	8,866	432
Babcock & Wilcox, Cl W *	9,850	261
Babcock & Wilcox Enterprises *	4,925	91
Boeing	58,191	7,604
C.H. Robinson Worldwide (A)	12,686	855
Carlisle	5,766	580
Caterpillar	52,188	3,989
Chicago Bridge & Iron (A)	9,095	403
Cintas	8,957	761
Clean Harbors *	5,800	285
Colfax * (A)	7,900	306
Copa Holdings, Cl A (A)	3,000	154
Copart *	10,318	361
Covanta Holding	9,700	192
Crane	4,700	247
CSX	86,396	2,365
Cummins	15,312	1,864
Danaher	49,702	4,325
Deere	28,519	2,332
Delta Air Lines	67,500	2,955
Donaldson (A)	13,144	412
Dover	14,457	896
Dun & Bradstreet	3,256	345
Eaton	40,718	2,323
Emerson Electric	55,020	2,626
Equifax	10,956	1,073
Expeditors International of Washington	16,848	825
Fastenal (A)	22,824	880
FedEx	23,544	3,546
Flowserve	11,600	524
Fluor	14,308	653
Fortune Brands Home & Security	14,020	671
GATX	4,200	208
General Dynamics	24,172	3,433
General Electric	853,423	21,182
Genesee & Wyoming, Cl A *	4,600	314
Graco	5,424	374
HD Supply Holdings *	15,300	505
Hertz Global Holdings *	40,100	739
Hexcel	8,800	425
Honeywell International	65,590	6,511
Hubbell, Cl B	5,392	532

Description	Shares	Market Value ($ Thousands)

Huntington Ingalls Industries	4,096	$461
IDEX	7,093	510
IHS, Cl A *	6,200	719
Illinois Tool Works	26,480	2,238
Ingersoll-Rand	23,300	1,288
ITT	7,951	297
Jacobs Engineering Group *	12,302	497
JB Hunt Transport Services	7,772	566
JetBlue Airways *	28,100	627
Joy Global	8,933	216
Kansas City Southern	9,500	881
KAR Auction Services	11,600	430
KBR	13,180	230
Kennametal	7,000	214
Kirby *	5,200	367
L-3 Communications Holdings	7,377	778
Landstar System	4,165	276
Lennox International	3,900	460
Lincoln Electric Holdings	7,400	434
Lockheed Martin	22,629	4,553
Macquarie Infrastructure	6,200	488
Manitowoc (A)	10,500	179
Manpowergroup	7,184	624
Masco	30,409	798
Middleby *	5,200	565
MSC Industrial Direct, Cl A	4,220	286
Nielsen Holdings	33,000	1,492
Nordson	5,800	386
Norfolk Southern	25,833	2,013
Northrop Grumman	16,978	2,780
NOW *	9,870	168
Old Dominion Freight Line *	5,800	386
Orbital ATK	6,536	495
Oshkosh Truck	6,659	280
Owens Corning	10,800	478
Paccar	29,970	1,767
Parker Hannifin	12,704	1,368
Pentair	16,873	933
Pitney Bowes	18,085	358
Precision Castparts	11,346	2,612
Quanta Services *	19,700	477
Raytheon	26,768	2,745
Regal-Beloit	4,000	267
Republic Services, Cl A	22,742	932
Robert Half International	11,676	596
Rockwell Automation	10,704	1,197
Rockwell Collins	12,079	989
Rollins	8,850	247
Roper Technologies	8,000	1,297
RR Donnelley & Sons (A)	19,177	301
Ryder System	4,806	394
Snap-on	4,991	797
SolarCity * (A)	4,000	193

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Southwest Airlines	57,920	$2,126
Spirit AeroSystems Holdings, Cl A *	10,400	532
Spirit Airlines *	6,400	328
SPX *	3,511	206
Stanley Black & Decker	12,193	1,238
Stericycle *	7,426	1,048
Terex	10,048	234
Textron	24,022	932
Timken	7,869	250
Toro	5,020	358
Towers Watson, Cl A	6,400	760
TransDigm Group *	4,700	1,080
Trinity Industries	14,400	389
Triumph Group	4,800	237
Tyco International	36,700	1,332
Union Pacific	73,432	6,296
United Continental Holdings *	31,000	1,766
United Parcel Service, Cl B	58,741	5,736
United Rentals *	8,700	603
United Technologies	74,790	6,852
USG *	8,800	268
Valmont Industries	2,400	255
Verisk Analytics, Cl A *	14,200	1,038
WABCO Holdings *	4,624	533
Wabtec	8,600	824
Waste Connections	11,350	540
Waste Management	38,694	1,937
Watsco	2,300	282
WESCO International *	4,100	230
WW Grainger	5,981	1,336
Xylem	15,502	503

		180,839

Information Technology — 19.0%
3D Systems *	10,400	143
Accenture, Cl A	52,500	4,949
Activision Blizzard	44,256	1,267
Adobe Systems *	43,102	3,386
Akamai Technologies *	15,818	1,128
Alliance Data Systems *	5,612	1,443
Altera	27,173	1,319
Amdocs	13,500	772
Amphenol, Cl A	26,284	1,376
Analog Devices	27,512	1,537
Ansys *	7,800	691
Apple	489,115	55,153
Applied Materials	99,355	1,598
Arista Networks *	3,000	224
ARRIS Group *	11,900	314
Arrow Electronics *	8,789	492
Atmel	37,700	308
Autodesk *	20,237	946
Automatic Data Processing	38,792	2,999
Avago Technologies, Cl A	21,100	2,658

Description	Shares	Market Value ($ Thousands)

Avnet	12,410	$526
Booz Allen Hamilton Holding, Cl A	6,700	179
Broadcom, Cl A	45,368	2,344
Broadridge Financial Solutions	9,773	516
Brocade Communications Systems	39,300	419
CA	28,538	779
Cadence Design Systems *	25,563	512
CDK Global	14,397	713
CDW	9,100	362
Cisco Systems	429,227	11,108
Citrix Systems *	14,187	966
Cognex	7,800	277
Cognizant Technology Solutions, Cl A *	50,576	3,183
CommScope Holding *	6,300	204
Computer Sciences	12,364	766
CoreLogic *	7,984	303
Corning	112,758	1,941
CoStar Group *	2,700	478
Cree * (A)	10,722	292
Cypress Semiconductor	29,700	297
Dolby Laboratories, Cl A	4,343	142
DST Systems	2,695	276
eBay *	100,211	2,717
EchoStar, Cl A *	3,732	166
Electronic Arts *	25,465	1,684
EMC	168,297	4,186
F5 Networks *	6,738	818
Facebook, Cl A *	183,100	16,375
FactSet Research Systems	3,900	616
Fidelity National Information Services	24,090	1,664
FireEye * (A)	12,400	468
First Solar *	6,600	316
Fiserv *	21,238	1,811
FleetCor Technologies *	7,200	1,074
FLIR Systems	11,700	335
Fortinet *	12,600	531
Freescale Semiconductor *	9,500	339
Gartner *	7,600	650
Genpact *	15,700	361
Global Payments	6,034	672
Google, Cl A *	24,429	15,826
Google, Cl C *	24,899	15,394
Harris	10,854	834
Hewlett-Packard	157,670	4,424
HomeAway *	8,500	244
IAC	6,632	463
Ingram Micro, Cl A	14,723	398
Intel	400,358	11,426
International Business Machines	76,598	11,328
Intuit	24,686	2,117
IPG Photonics * (A)	3,000	253
Jabil Circuit	17,874	346
Jack Henry & Associates	7,900	537

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Juniper Networks	37,525	$965
Keysight Technologies *	14,932	479
King Digital Entertainment *	8,000	107
Kla-Tencor	14,809	742
Lam Research	14,452	1,052
Leidos Holdings	5,900	248
Lexmark International, Cl A	5,386	161
Linear Technology	21,057	848
LinkedIn, Cl A *	9,800	1,770
Lumentum Holdings *	4,248	84
Marvell Technology Group	36,400	410
MasterCard, Cl A	84,100	7,768
Maxim Integrated Products	25,000	842
Microchip Technology (A)	17,022	723
Micron Technology *	86,616	1,421
Microsoft	686,000	29,855
Motorola Solutions	19,333	1,253
National Instruments	8,704	254
NCR *	15,189	381
NetApp	27,155	868
NetSuite *	3,600	320
Nuance Communications *	24,100	397
Nvidia	48,456	1,089
ON Semiconductor *	39,300	376
Oracle	267,120	9,907
Palo Alto Networks *	6,500	1,067
Pandora Media *	19,400	348
Paychex	25,707	1,148
PayPal Holdings *	105,011	3,675
PTC *	11,200	371
Qorvo *	13,400	744
Qualcomm	137,159	7,761
Rackspace Hosting *	9,800	298
Red Hat *	16,427	1,186
Sabre	6,600	180
salesforce.com inc *	54,552	3,784
SanDisk	19,169	1,046
ServiceNow *	14,100	1,001
Skyworks Solutions	16,900	1,476
SolarWinds *	5,900	235
Solera Holdings	6,200	299
Splunk *	10,800	669
SS&C Technologies Holdings	6,400	434
SunEdison * (A)	22,300	232
SunPower, Cl A * (A)	4,100	100
Symantec	59,648	1,222
Synopsys *	13,982	656
Tableau Software, Cl A *	4,600	433
Teradata *	13,289	388
Teradyne	17,863	322
Texas Instruments	90,108	4,311
Total System Services	14,991	687
Trimble Navigation *	23,928	452

Description	Shares	Market Value ($ Thousands)

Twitter *	51,700	$1,437
Ultimate Software Group *	2,600	458
Vantiv, Cl A *	11,100	489
VeriFone Holdings *	10,200	319
VeriSign *	9,785	674
Viavi Solutions *	21,240	114
Visa, Cl A	165,300	11,786
VMware, Cl A *	7,400	586
Western Digital	19,430	1,592
Western Union (A)	46,728	862
WEX *	3,500	331
Workday, Cl A *	9,800	689
Xerox	99,996	1,017
Xilinx	22,857	958
Yahoo! *	80,481	2,595
Yelp, Cl A *	4,800	116
Zebra Technologies, Cl A *	4,825	400
Zillow Group * (A)	8,286	204
Zillow Group, Cl A * (A)	4,143	105
Zynga, Cl A *	61,800	156

		329,392

Materials — 3.2%
Air Products & Chemicals	17,694	2,469
Airgas	6,615	638
Albemarle	9,573	433
Alcoa	119,102	1,126
Allegheny Technologies	10,297	199
AptarGroup	6,000	404
Ashland	5,976	627
Avery Dennison	8,310	483
Axalta Coating Systems *	9,000	263
Ball	11,850	781
Bemis	9,174	389
Cabot	6,173	209
Celanese, Cl A	13,683	830
CF Industries Holdings	18,530	1,063
Chemours	16,218	157
Compass Minerals International	3,100	251
Crown Holdings *	11,651	578
Cytec Industries	6,962	517
Domtar	6,100	245
Dow Chemical	99,970	4,375
E.I. du Pont de Nemours	75,292	3,877
Eagle Materials	4,500	369
Eastman Chemical	13,428	973
Ecolab	22,508	2,456
FMC	11,820	500
Freeport-McMoRan, Cl B	90,624	964
Graphic Packaging Holding	29,500	416
Huntsman	18,929	313
International Flavors & Fragrances	6,891	755
International Paper	37,855	1,633
LyondellBasell Industries, Cl A	31,700	2,706

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Martin Marietta Materials	6,163	$1,034
Monsanto	39,650	3,872
Mosaic	31,878	1,302
NewMarket (A)	800	307
Newmont Mining	45,033	769
Nucor	27,290	1,181
Owens-Illinois *	13,491	281
Packaging Corp of America	8,299	557
Platform Specialty Products *	8,000	153
PPG Industries	23,146	2,206
Praxair	25,325	2,678
Reliance Steel & Aluminum	7,100	413
Royal Gold	6,100	294
RPM International	12,269	538
Scotts Miracle-Gro, Cl A	4,006	249
Sealed Air	18,468	950
Sherwin-Williams	6,537	1,672
Sigma-Aldrich	9,548	1,331
Silgan Holdings	3,004	157
Sonoco Products	9,046	356
Southern Copper (A)	12,868	343
Steel Dynamics	20,200	393
Tahoe Resources	21,300	178
United States Steel (A)	12,783	209
Valspar	7,464	547
Vulcan Materials	11,557	1,082
Westlake Chemical	3,800	210
WestRock	20,845	1,237
WR Grace *	6,500	643

		56,141

Telecommunication Services — 2.2%
AT&T	515,052	17,100
CenturyLink	46,554	1,259
Frontier Communications (A)	89,895	456
Level 3 Communications *	24,686	1,104
SBA Communications, Cl A *	10,300	1,217
Sprint *	59,715	302
Telephone & Data Systems	7,880	224
T-Mobile US *	23,600	935
US Cellular *	831	31
Verizon Communications	344,976	15,872
Zayo Group Holdings *	12,900	361

		38,861

Utilities — 2.9%
AES	62,924	755
AGL Resources	10,947	668
Alliant Energy	9,976	565
Ameren	21,590	870
American Electric Power	40,150	2,180
American Water Works	15,900	826
Aqua America	16,246	412
Atmos Energy	9,191	504
Calpine *	33,700	537

Description	Shares	Market Value ($ Thousands)

Centerpoint Energy	38,515	$717
CMS Energy	23,942	785
Consolidated Edison	25,316	1,593
Dominion Resources	49,212	3,433
DTE Energy	15,264	1,192
Duke Energy	57,616	4,085
Edison International	28,179	1,648
Entergy	13,998	914
Eversource Energy	27,108	1,281
Exelon	70,476	2,168
FirstEnergy	36,027	1,151
Great Plains Energy	12,071	301
Hawaiian Electric Industries	9,146	259
ITC Holdings	14,100	461
MDU Resources Group	17,521	314
National Fuel Gas	7,089	382
NextEra Energy	36,973	3,638
NiSource	27,421	460
NRG Energy	30,200	602
OGE Energy	16,736	469
Pepco Holdings	23,044	530
PG&E	39,118	1,940
Pinnacle West Capital	9,392	559
PPL	58,026	1,798
Public Service Enterprise Group	40,952	1,648
Questar	15,646	302
SCANA	11,920	630
Sempra Energy	20,223	1,918
Southern	75,303	3,269
TECO Energy	18,500	390
TerraForm Power, Cl A	4,600	103
UGI	15,525	529
Vectren	7,391	297
WEC Energy Group	27,157	1,294
Westar Energy, Cl A	10,800	395
Xcel Energy	40,581	1,369

		50,141

Total Common Stock (Cost $969,799) ($ Thousands)		1,699,315

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.020% ** †	27,321,044	27,321

Total Cash Equivalent (Cost $27,321) ($ Thousands)		27,321

AFFILIATED PARTNERSHIP — 1.1%
SEI Liquidity Fund, L.P.
0.060% ** † (B)	19,865,073	19,865

Total Affiliated Partnership (Cost $19,865) ($ Thousands)		19,865

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.000%, 10/01/2015 (C) (D)	$2,150	$2,150

Total U.S. Treasury Obligation (Cost $2,150) ($ Thousands)		2,150

Total Investments — 101.0% (Cost $1,019,135) ($ Thousands) §		$1,748,651

A list of the open futures contracts held by the Fund at August 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	283	Sep-2015	$(1,070)
S&P Mid 400 Index E-MINI	21	Sep-2015	(112)

			$(1,182)

For the period ended August 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,730,901 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at August 31, 2015. The total market value of securities on loan at August 31, 2015 was $19,279 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2015 was $19,865 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

§	At August 31, 2015, the tax basis cost of the Fund’s investments was $1,019,135 ($ Thousands), and the unrealized appreciation and depreciation were $763,144 ($ Thousands) and $(33,628) ($ Thousands), respectively.

Cl — Class

L.P. — Limited Partnership

Ser — Series

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,699,315	$—	$—	$1,699,315
Cash Equivalent	27,321	—	—	27,321
Affiliated Partnership	—	19,865	—	19,865
U.S. Treasury Obligation	—	2,150	—	2,150

Total Investments in Securities	$1,726,636	$22,015	$—	$1,748,651

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(1,182)	$—	$—	$(1,182)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended August 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

11	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund

August 31, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.6%

Consumer Discretionary — 12.6%
Advance Auto Parts	12,300	$2,156
Amazon.com *	63,460	32,548
AutoNation *	12,900	772
AutoZone *	5,245	3,755
Bed Bath & Beyond *	28,800	1,789
Best Buy	49,387	1,814
BorgWarner	37,400	1,632
Cablevision Systems, Cl A	37,700	949
Carmax *	34,700	2,117
Carnival, Cl A	75,100	3,697
CBS, Cl B	75,582	3,419
Chipotle Mexican Grill, Cl A *	5,120	3,635
Coach	46,791	1,416
Comcast, Cl A	417,474	23,516
Darden Restaurants	21,095	1,435
Delphi Automotive	48,200	3,640
Discovery Communications, Cl A *	25,600	681
Discovery Communications, Cl C *	43,700	1,108
Dollar General	49,500	3,687
Dollar Tree *	37,069	2,827
DR Horton	56,391	1,713
Expedia	16,795	1,931
Ford Motor	661,643	9,177
Fossil Group *	7,000	431
GameStop, Cl A (A)	17,500	743
Gap	43,700	1,434
Garmin (A)	20,695	778
General Motors	223,487	6,579
Genuine Parts	25,300	2,112
Goodyear Tire & Rubber	44,600	1,328
H&R Block	45,491	1,548
Hanesbrands	66,500	2,002
Harley-Davidson	34,800	1,951
Harman International Industries	11,695	1,143
Hasbro	18,495	1,380
Home Depot	215,787	25,131
Interpublic Group	68,300	1,290
Johnson Controls	109,496	4,505
Kohl’s	33,291	1,699
L Brands	40,900	3,432
Leggett & Platt	22,795	1,012
Lennar, Cl A	29,591	1,506
Lowe’s	155,287	10,741
Macy’s	56,200	3,294
Marriott International, Cl A	34,396	2,430
Mattel	55,887	1,309
McDonald’s	159,587	15,164
Michael Kors Holdings *	32,900	1,430
Mohawk Industries *	10,300	2,029
NetFlix *	70,679	8,130

Description	Shares	Market Value ($ Thousands)

Newell Rubbermaid	44,691	$1,883
News, Cl A	85,283	1,162
NIKE, Cl B	115,991	12,962
Nordstrom	23,395	1,705
Omnicom Group	40,700	2,726
O’Reilly Automotive *	16,900	4,057
Priceline Group *	8,584	10,718
PulteGroup	54,283	1,123
PVH	13,700	1,630
Ralph Lauren, Cl A	9,995	1,111
Ross Stores	68,900	3,350
Royal Caribbean Cruises	27,400	2,416
Scripps Networks Interactive, Cl A	15,700	834
Signet Jewelers	13,400	1,849
Staples	105,978	1,506
Starbucks	248,982	13,622
Starwood Hotels & Resorts Worldwide	28,500	2,037
Target	106,291	8,260
TEGNA	38,500	916
Tiffany	18,595	1,529
Time Warner	137,287	9,761
Time Warner Cable, Cl A	46,996	8,742
TJX	112,791	7,931
Tractor Supply	23,000	1,962
TripAdvisor *	18,895	1,321
Twenty-First Century Fox, Cl A	294,474	8,066
Under Armour, Cl A *	27,895	2,665
Urban Outfitters *	16,300	503
VF	56,791	4,113
Viacom, Cl B	59,400	2,422
Walt Disney	259,283	26,416
Whirlpool	13,200	2,219
Wyndham Worldwide	19,900	1,522
Wynn Resorts	13,800	1,036
Yum! Brands	71,600	5,711

		373,731

Consumer Staples — 9.4%
Altria Group	327,583	17,552
Archer-Daniels-Midland	103,691	4,665
Brown-Forman, Cl B	25,896	2,540
Campbell Soup	29,391	1,411
Clorox	21,800	2,424
Coca-Cola	651,657	25,623
Coca-Cola Enterprises	35,600	1,833
Colgate-Palmolive	141,491	8,887
ConAgra Foods	70,887	2,955
Constellation Brands, Cl A	28,400	3,635
Costco Wholesale	73,200	10,252
CVS Health	187,383	19,188
Dr. Pepper Snapple Group	31,900	2,448
Estee Lauder, Cl A	37,000	2,951
General Mills	98,596	5,596
Hershey	24,400	2,184

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Hormel Foods	22,296	$1,362
JM Smucker	16,095	1,895
Kellogg	41,800	2,771
Keurig Green Mountain	19,400	1,098
Kimberly-Clark	60,296	6,423
Kraft Heinz	98,491	7,156
Kroger	162,182	5,595
McCormick	21,195	1,680
Mead Johnson Nutrition, Cl A	33,600	2,632
Molson Coors Brewing, Cl B	26,495	1,804
Mondelez International, Cl A	270,778	11,470
Monster Beverage *	24,400	3,379
PepsiCo	245,178	22,784
Philip Morris International	257,278	20,531
Procter & Gamble	450,770	31,856
Reynolds American	69,456	5,817
Sysco	98,600	3,931
Tyson Foods, Cl A	48,387	2,046
Walgreens Boots Alliance	145,287	12,575
Wal-Mart Stores	262,883	17,016
Whole Foods Market	59,691	1,956

		279,921

Energy — 7.1%
Anadarko Petroleum	83,995	6,012
Apache	62,500	2,828
Baker Hughes	72,400	4,054
Cabot Oil & Gas	69,887	1,654
Cameron International *	31,800	2,123
Chesapeake Energy (A)	88,378	690
Chevron	312,378	25,300
Cimarex Energy	15,496	1,713
Columbia Pipeline Group	53,387	1,354
ConocoPhillips	205,283	10,090
CONSOL Energy	39,400	600
Devon Energy	64,300	2,743
Diamond Offshore Drilling (A)	11,900	282
Ensco, Cl A	40,200	728
EOG Resources	91,291	7,149
EQT	25,695	2,000
Exxon Mobil	694,900	52,284
FMC Technologies *	38,300	1,332
Halliburton	142,291	5,599
Helmerich & Payne	18,395	1,086
Hess	41,000	2,438
Kinder Morgan	288,683	9,356
Marathon Oil	111,800	1,933
Marathon Petroleum	90,792	4,295
Murphy Oil	28,491	883
National Oilwell Varco	64,700	2,739
Newfield Exploration *	27,500	916
Noble Energy	65,300	2,182
Occidental Petroleum	127,795	9,330
ONEOK	35,391	1,274

Description	Shares	Market Value ($ Thousands)

Phillips 66	89,796	$7,100
Pioneer Natural Resources	25,096	3,088
Range Resources	28,100	1,085
Schlumberger	211,483	16,362
Southwestern Energy *	65,200	1,059
Spectra Energy	111,700	3,247
Tesoro	21,200	1,951
Transocean (A)	58,300	830
Valero Energy	85,000	5,044
Williams	112,696	5,432

		210,165

Financials — 16.2%
ACE	54,595	5,577
Affiliated Managers Group *	9,200	1,715
Aflac	72,491	4,248
Allstate	68,100	3,969
American Express	145,387	11,154
American International Group	221,278	13,352
American Tower, Cl A ‡	70,000	6,453
Ameriprise Financial	30,300	3,414
Aon	47,100	4,401
Apartment Investment & Management, Cl A ‡	25,700	926
Assurant	11,195	832
AvalonBay Communities ‡	22,000	3,631
Bank of America	1,744,783	28,510
Bank of New York Mellon	185,787	7,394
BB&T	122,191	4,511
Berkshire Hathaway, Cl B *	303,128	40,631
BlackRock, Cl A	21,196	6,411
Boston Properties ‡	25,300	2,868
Capital One Financial	90,496	7,036
CBRE Group, Cl A *	46,191	1,479
Charles Schwab	191,291	5,811
Chubb	38,400	4,639
Cincinnati Financial	25,096	1,313
Citigroup	504,057	26,957
CME Group, Cl A	52,895	4,995
Comerica	29,391	1,293
Crown Castle International ‡	56,396	4,703
Discover Financial Services	73,900	3,971
E*TRADE Financial *	49,291	1,296
Equinix ‡	9,500	2,563
Equity Residential ‡	60,596	4,317
Essex Property Trust ‡	11,000	2,361
Fifth Third Bancorp	135,000	2,689
Franklin Resources	65,095	2,642
General Growth Properties ‡	104,300	2,647
Genworth Financial, Cl A *	86,000	446
Goldman Sachs Group	66,691	12,578
Hartford Financial Services Group	70,000	3,217
HCP ‡	76,600	2,839
Health Care ‡	57,900	3,668
Host Hotels & Resorts ‡	125,874	2,232

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Hudson City Bancorp	79,000	$735
Huntington Bancshares	134,161	1,464
Intercontinental Exchange	18,700	4,271
Invesco	72,500	2,473
Iron Mountain ‡	32,001	907
JPMorgan Chase	616,757	39,534
KeyCorp	141,200	1,940
Kimco Realty ‡	69,887	1,611
Legg Mason	16,095	714
Leucadia National	52,087	1,118
Lincoln National	42,200	2,143
Loews	49,287	1,797
M&T Bank	22,000	2,601
Macerich ‡	23,796	1,813
Marsh & McLennan	89,991	4,835
McGraw Hill Financial	45,600	4,423
MetLife	185,787	9,308
Moody’s	29,600	3,028
Morgan Stanley	255,800	8,812
NASDAQ OMX Group	20,200	1,034
Navient	65,000	831
Northern Trust	36,496	2,549
People’s United Financial	53,100	823
Plum Creek Timber ‡	29,900	1,151
PNC Financial Services Group	86,191	7,854
Principal Financial Group	44,991	2,265
Progressive	88,983	2,666
Prologis ‡	87,400	3,321
Prudential Financial	75,000	6,053
Public Storage ‡	24,195	4,870
Realty Income ‡	38,300	1,712
Regions Financial	222,500	2,134
Simon Property Group ‡	51,796	9,288
SL Green Realty ‡	16,700	1,729
State Street	68,800	4,948
SunTrust Banks	86,200	3,480
T. Rowe Price Group	44,000	3,163
Torchmark	20,846	1,219
Travelers	52,696	5,246
Unum Group	41,391	1,388
US Bancorp	295,183	12,501
Ventas ‡	55,100	3,031
Vornado Realty Trust ‡	28,996	2,528
Wells Fargo	778,748	41,531
Weyerhaeuser ‡	86,285	2,411
XL Group, Cl A	51,200	1,909
Zions Bancorporation	33,500	971

		481,822

Health Care — 14.9%
Abbott Laboratories	247,883	11,227
AbbVie	285,478	17,817
Aetna	57,795	6,619
Agilent Technologies	55,491	2,015

Description	Shares	Market Value ($ Thousands)

Alexion Pharmaceuticals *	37,400	$6,440
Allergan *	65,199	19,803
AmerisourceBergen	34,696	3,471
Amgen	126,291	19,168
Anthem	43,996	6,205
Baxalta	90,496	3,181
Baxter International	90,796	3,491
Becton Dickinson	34,638	4,885
Biogen *	39,000	11,594
Boston Scientific *	223,900	3,748
Bristol-Myers Squibb	277,683	16,514
C.R. Bard	12,300	2,384
Cardinal Health	55,096	4,533
Celgene *	132,087	15,597
Cerner *	51,400	3,175
Cigna	43,000	6,054
DaVita HealthCare Partners *	28,595	2,163
Dentsply International	23,091	1,210
Edwards Lifesciences *	17,900	2,522
Eli Lilly	162,591	13,389
Endo International *	33,700	2,595
Express Scripts Holding *	112,691	9,421
Gilead Sciences	244,178	25,656
HCA Holdings *	48,495	4,200
Henry Schein *	13,900	1,902
Hospira *	29,000	2,609
Humana	24,996	4,569
Intuitive Surgical *	6,100	3,117
Johnson & Johnson	460,870	43,312
Laboratory Corp of America Holdings *	16,700	1,967
Mallinckrodt *	19,696	1,699
McKesson	38,400	7,587
Medtronic	237,361	17,159
Merck	469,270	25,270
Mylan *	68,796	3,412
Patterson	14,800	678
PerkinElmer	19,400	944
Perrigo	24,396	4,464
Pfizer	1,023,135	32,965
Quest Diagnostics	23,800	1,614
Regeneron Pharmaceuticals *	12,500	6,419
St. Jude Medical	46,700	3,307
Stryker	49,796	4,912
Tenet Healthcare *	17,000	837
Thermo Fisher Scientific	66,291	8,311
UnitedHealth Group	158,087	18,291
Universal Health Services, Cl B	15,100	2,071
Varian Medical Systems *	16,595	1,348
Vertex Pharmaceuticals *	40,700	5,190
Waters *	13,700	1,663
Zimmer Biomet Holdings	28,095	2,909
Zoetis, Cl A	83,500	3,747

		441,350

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Industrials — 9.7%
3M	105,291	$14,966
ADT	29,300	960
Allegion	15,696	935
American Airlines Group	115,791	4,514
Ametek	40,000	2,153
Boeing	106,691	13,942
C.H. Robinson Worldwide	24,095	1,625
Caterpillar	100,391	7,674
Cintas	15,695	1,334
CSX	165,178	4,523
Cummins	27,996	3,409
Danaher	102,500	8,920
Deere	55,796	4,563
Delta Air Lines	135,887	5,949
Dover	26,700	1,654
Dun & Bradstreet	6,195	657
Eaton	78,095	4,456
Emerson Electric	110,491	5,273
Equifax	19,695	1,928
Expeditors International of Washington	31,691	1,552
Fastenal (A)	44,491	1,715
FedEx	43,600	6,566
Flowserve	23,000	1,038
Fluor	25,100	1,145
General Dynamics	51,696	7,342
General Electric	1,674,470	41,560
Honeywell International	130,187	12,924
Illinois Tool Works	56,495	4,776
Ingersoll-Rand	44,496	2,460
Jacobs Engineering Group *	20,696	836
JB Hunt Transport Services	15,600	1,135
Joy Global	16,900	409
Kansas City Southern	18,700	1,734
L-3 Communications Holdings	13,700	1,445
Lockheed Martin	44,496	8,952
Masco	57,600	1,511
Nielsen Holdings	61,500	2,782
Norfolk Southern	50,896	3,965
Northrop Grumman	32,396	5,304
Paccar	59,100	3,485
Parker Hannifin	23,000	2,476
Pentair	29,900	1,653
Pitney Bowes	34,800	689
Precision Castparts	22,996	5,295
Quanta Services *	36,200	878
Raytheon	50,995	5,230
Republic Services, Cl A	41,300	1,693
Robert Half International	22,295	1,138
Rockwell Automation	22,396	2,504
Rockwell Collins	22,000	1,801
Roper Technologies	16,900	2,739
Ryder System	9,095	746

Description	Shares	Market Value ($ Thousands)

Snap-on	9,600	$1,534
Southwest Airlines	111,587	4,095
Stanley Black & Decker	25,495	2,588
Stericycle *	14,096	1,990
Textron	46,791	1,816
Tyco International	69,200	2,511
Union Pacific	145,787	12,500
United Parcel Service, Cl B	115,487	11,277
United Rentals *	16,500	1,144
United Technologies	137,891	12,632
Waste Management	71,000	3,554
WW Grainger	9,900	2,212
Xylem	30,000	973

		287,739

Information Technology — 19.5%
Accenture, Cl A	104,296	9,832
Activision Blizzard	83,300	2,385
Adobe Systems *	78,695	6,183
Akamai Technologies *	29,596	2,110
Alliance Data Systems *	10,300	2,649
Altera	50,000	2,428
Amphenol, Cl A	51,491	2,696
Analog Devices	52,600	2,938
Apple	957,846	108,007
Applied Materials	204,400	3,288
Autodesk *	38,400	1,795
Automatic Data Processing	77,691	6,007
Avago Technologies, Cl A	42,800	5,392
Broadcom, Cl A	90,900	4,697
CA	52,587	1,435
Cisco Systems	844,643	21,859
Citrix Systems *	26,600	1,812
Cognizant Technology Solutions, Cl A *	101,095	6,363
Computer Sciences	22,895	1,419
Corning	210,170	3,617
eBay *	182,783	4,955
Electronic Arts *	51,800	3,427
EMC	323,174	8,037
F5 Networks *	11,900	1,445
Facebook, Cl A *	349,978	31,299
Fidelity National Information Services	47,300	3,267
First Solar *	12,100	579
Fiserv *	39,500	3,368
FLIR Systems	24,100	690
Google, Cl A *	47,541	30,798
Google, Cl C *	47,663	29,468
Harris	20,400	1,567
Hewlett-Packard	300,674	8,437
Intel	787,852	22,485
International Business Machines	152,151	22,502
Intuit	46,100	3,953
Juniper Networks	58,900	1,514
Kla-Tencor	26,500	1,328

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Lam Research	26,395	$1,921
Linear Technology	40,496	1,631
MasterCard, Cl A	160,847	14,857
Microchip Technology	34,196	1,453
Micron Technology *	179,300	2,942
Microsoft	1,344,604	58,517
Motorola Solutions	31,200	2,023
NetApp	52,791	1,687
Nvidia	84,883	1,908
Oracle	529,365	19,634
Paychex	54,287	2,424
PayPal Holdings *	183,883	6,436
Qorvo *	25,000	1,388
Qualcomm	270,478	15,304
Red Hat *	30,400	2,195
salesforce.com inc *	100,991	7,005
SanDisk	35,000	1,910
Seagate Technology	52,200	2,683
Skyworks Solutions	31,696	2,769
Symantec	113,100	2,317
TE Connectivity	67,691	4,014
Teradata * (A)	23,400	684
Texas Instruments	173,083	8,280
Total System Services	27,091	1,242
VeriSign * (A)	17,300	1,193
Visa, Cl A	321,070	22,892
Western Digital	35,996	2,950
Western Union (A)	85,778	1,582
Xerox	172,500	1,754
Xilinx	43,000	1,801
Yahoo! *	145,891	4,703

		578,130

Materials — 2.9%
Air Products & Chemicals	32,200	4,493
Airgas	11,600	1,120
Alcoa	206,500	1,951
Avery Dennison	15,500	900
Ball	22,796	1,502
CF Industries Holdings	39,200	2,249
Dow Chemical	180,283	7,889
E.I. du Pont de Nemours	150,587	7,755
Eastman Chemical	24,596	1,782
Ecolab	44,796	4,889
FMC	22,800	965
Freeport-McMoRan, Cl B	175,400	1,866
International Flavors & Fragrances	13,700	1,501
International Paper	70,396	3,037
LyondellBasell Industries, Cl A	64,996	5,549
Martin Marietta Materials	10,500	1,762
Monsanto	79,191	7,733
Mosaic	51,491	2,102
Newmont Mining	87,983	1,502
Nucor	52,887	2,290

Description	Shares	Market Value ($ Thousands)

Owens-Illinois *	26,400	$550
PPG Industries	45,300	4,317
Praxair	48,200	5,097
Sealed Air	34,900	1,796
Sherwin-Williams	13,200	3,377
Sigma-Aldrich	19,900	2,774
Vulcan Materials	21,700	2,032
WestRock	43,682	2,593

		85,373

Telecommunication Services — 2.4%
AT&T	1,020,943	33,895
CenturyLink	93,987	2,542
Frontier Communications	185,865	942
Level 3 Communications *	49,000	2,192
Verizon Communications	677,652	31,179

		70,750

Utilities — 2.9%
AES	115,800	1,390
AGL Resources	19,500	1,189
Ameren	39,691	1,599
American Electric Power	81,600	4,430
Centerpoint Energy	71,083	1,324
CMS Energy	46,691	1,531
Consolidated Edison	48,700	3,064
Dominion Resources	98,300	6,856
DTE Energy	30,000	2,342
Duke Energy	115,091	8,161
Edison International	54,196	3,169
Entergy	29,900	1,953
Eversource Energy	52,200	2,466
Exelon	143,491	4,414
FirstEnergy	69,287	2,215
NextEra Energy	73,600	7,243
NiSource	53,387	896
NRG Energy	55,187	1,099
Pepco Holdings	41,600	956
PG&E	80,200	3,976
Pinnacle West Capital	18,900	1,125
PPL	111,200	3,446
Public Service Enterprise Group	84,200	3,389
SCANA	23,596	1,248
Sempra Energy	38,995	3,699
Southern	150,400	6,529
TECO Energy	38,600	813
WEC Energy Group	52,531	2,503
Xcel Energy	84,283	2,843

		85,868

Total Common Stock (Cost $2,921,805) ($ Thousands)		2,894,849

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Continued)

August 31, 2015

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.020% ** †	47,932,988	$47,933

Total Cash Equivalent (Cost $47,933) ($ Thousands)		47,933

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P.
0.060% ** † (B)	5,496,325	5,496

Total Affiliated Partnership (Cost $5,496) ($ Thousands)		5,496

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
0.125%, 12/17/2015 (C) (D)	$2,800	2,800
0.000%, 10/01/2015 (C) (D)	1,100	1,100

Total U.S. Treasury Obligations (Cost $3,900) ($ Thousands)		3,900

Total Investments — 99.6% (Cost $2,979,134) ($ Thousands) §		$2,952,178

A list of the open futures contracts held by the Fund at August 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	691	Sep-2015	$(3,849)

For the period ended August 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,965,298 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at August 31, 2015. The total market value of securities on loan at August 31, 2015 was $5,396 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2015 was $5,496 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

§	At August 31, 2015, the tax basis cost of the Fund’s investments was $2,979,134 ($ Thousands), and the unrealized appreciation and depreciation were $168,259 ($ Thousands) and $(195,215) ($ Thousands), respectively.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,894,849	$—	$—	$2,894,849
Cash Equivalent	47,933	—	—	47,933
Affiliated Partnership	—	5,496	—	5,496
U.S. Treasury Obligations	—	3,900	—	3,900

Total Investments in Securities	$2,942,782	$9,396	$—	$2,952,178

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(3,849)	$—	$—	$(3,849)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended August 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

August 31, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.6%

Consumer Discretionary — 15.4%
1-800-Flowers.com, Cl A *	1,700	$14
2U *	3,700	129
Aaron’s	9,616	362
Abercrombie & Fitch, Cl A	12,300	244
AMC Entertainment Holdings, Cl A	4,100	119
AMC Networks, Cl A *	9,260	670
American Axle & Manufacturing Holdings *	11,298	228
American Eagle Outfitters	34,022	579
American Public Education *	2,727	60
America’s Car-Mart *	850	30
Apollo Education Group, Cl A *	16,100	179
Aramark	29,900	937
Arctic Cat	1,535	41
Asbury Automotive Group *	4,098	330
Ascena Retail Group *	26,828	324
Ascent Capital Group, Cl A *	1,754	49
Barnes & Noble	9,327	146
Barnes & Noble Education *	5,895	76
Bassett Furniture Industries	2,700	78
Beazer Homes USA *	2,961	49
bebe stores	1,520	2
Belmond, Cl A *	17,030	194
Big 5 Sporting Goods	923	11
Big Lots	7,946	381
Biglari Holdings *	342	128
BJ’s Restaurants *	2,742	118
Black Diamond *	4,204	31
Bloomin’ Brands	19,150	396
Blue Nile *	1,431	49
Bob Evans Farms	3,287	149
Boot Barn Holdings *	3,000	66
Boyd Gaming *	12,945	208
Bravo Brio Restaurant Group *	3,676	47
Bridgepoint Education *	2,679	22
Bright Horizons Family Solutions *	5,735	351
Brinker International	10,182	541
Brunswick	14,283	710
Buckle	4,851	205
Buffalo Wild Wings *	3,327	631
Build-A-Bear Workshop, Cl A *	2,700	53
Burlington Stores *	11,600	616
Cabela’s *	8,939	402
Cable One *	600	249
Caesars Acquisition, Cl A *	5,300	38
Caesars Entertainment *	7,783	74
Caleres	6,276	209
Callaway Golf	13,906	123
Capella Education	2,138	104
Career Education *	10,054	37
Carmike Cinemas *	3,042	73

Description	Shares	Market Value ($ Thousands)

Carriage Services, Cl A	2,006	$46
Carrols Restaurant Group *	3,300	42
Carter’s	8,070	793
Cato, Cl A	4,096	144
Cavco Industries *	1,331	95
Central European Media Enterprises, Cl A *	7,006	15
Century Communities *	4,200	92
Charter Communications, Cl A * (A)	11,965	2,173
Cheesecake Factory	7,523	408
Chegg *	8,600	64
Cherokee	2,600	67
Chico’s FAS	22,151	330
Children’s Place Retail Stores	2,933	176
Choice Hotels International	6,377	325
Christopher & Banks *	3,400	6
Churchill Downs	2,234	297
Chuy’s Holdings *	2,335	72
Cinemark Holdings	17,940	638
Citi Trends	3,097	82
Clear Channel Outdoor Holdings, Cl A *	6,796	55
ClubCorp Holdings	6,800	153
Collectors Universe	1,500	28
Columbia Sportswear	5,144	316
Conn’s *	3,909	117
Container Store Group *	1,600	27
Cooper Tire & Rubber	8,832	341
Cooper-Standard Holding *	2,800	161
Core-Mark Holdings	3,918	236
Cracker Barrel Old Country Store (A)	3,344	482
Crocs *	11,003	162
CSS Industries	492	13
CST Brands	13,300	462
Culp	2,861	88
Cumulus Media, Cl A *	18,139	26
Daily Journal *	100	19
Dana Holdings	26,698	468
Dave & Buster’s Entertainment *	4,500	155
Deckers Outdoor *	5,604	361
Del Frisco’s Restaurant Group *	2,800	42
Denny’s *	14,463	162
Destination XL Group *	4,342	26
DeVry Education Group	10,381	272
Diamond Resorts International *	5,800	147
Dick’s Sporting Goods	14,235	714
Dillard’s, Cl A	4,262	394
DineEquity	2,772	265
DISH Network, Cl A *	34,819	2,064
Domino’s Pizza	8,558	907
Dorman Products *	4,440	224
DreamWorks Animation SKG, Cl A * (A)	13,591	271
Drew Industries	4,049	224
DSW, Cl A	11,992	356
Dunkin’ Brands Group	14,830	744

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Eastman Kodak *	2,100	$30
El Pollo Loco Holdings *	1,400	18
Eldorado Resorts *	8,600	81
Entercom Communications, Cl A *	4,782	53
Entravision Communications, Cl A	6,700	54
Eros International *	5,900	195
Ethan Allen Interiors	3,176	94
Etsy * (A)	5,300	76
EVINE Live *	4,000	11
EW Scripps, Cl A	10,496	184
Express *	13,362	273
Extended Stay America	9,200	173
Federal-Mogul Holdings, Cl A *	3,316	31
Fiesta Restaurant Group *	4,005	207
Finish Line, Cl A	9,311	246
Five Below *	9,005	348
Flexsteel Industries	600	18
Foot Locker	21,614	1,530
Fox Factory Holding *	1,400	21
Francesca’s Holdings *	8,224	92
Fred’s, Cl A	6,579	86
FTD *	2,392	71
Gannett	20,500	269
Genesco *	4,469	268
Gentex	45,490	705
Gentherm *	6,448	294
G-III Apparel Group *	5,806	403
Global Eagle Entertainment *	4,900	58
GNC Holdings, Cl A	14,178	664
GoPro, Cl A *	13,800	643
Graham Holdings, Cl B	600	397
Grand Canyon Education *	7,715	285
Gray Television *	12,300	143
Group 1 Automotive	3,635	318
Groupon, Cl A *	84,341	380
Guess?	8,217	182
Habit Restaurants, Cl A *	1,600	40
Harte-Hanks	7,846	30
Haverty Furniture	2,163	50
Helen of Troy *	4,348	370
Hibbett Sports *	4,012	158
Hilton Worldwide Holdings	83,100	2,063
Hooker Furniture	3,100	74
Horizon Global *	2,470	26
Houghton Mifflin Harcourt *	21,100	476
Hovnanian Enterprises, Cl A * (A)	10,715	20
HSN	5,111	311
Hyatt Hotels, Cl A *	6,327	324
Iconix Brand Group *	8,051	112
Imax *	9,300	292
Installed Building Products *	3,100	83
International Game Technology	14,500	246
International Speedway, Cl A	5,498	176

Description	Shares	Market Value ($ Thousands)

Interval Leisure Group	5,698	$114
iRobot *	3,702	108
Isle of Capri Casinos *	4,779	88
J.C. Penney * (A)	49,395	450
Jack in the Box	6,321	494
JAKKS Pacific * (A)	427	4
Jamba *	1,407	19
Jarden *	33,910	1,741
John Wiley & Sons, Cl A	7,872	406
Johnson Outdoors, Cl A	700	18
Journal Media Group	2,271	15
K12 *	3,988	53
Kate Spade *	22,098	419
KB Home	13,785	202
Kimball International, Cl B	4,125	45
Kirkland’s	2,028	45
Krispy Kreme Doughnuts *	12,771	219
La Quinta Holdings *	14,500	273
Lands’ End *	1,662	42
Las Vegas Sands	58,004	2,682
La-Z-Boy, Cl Z	8,926	246
Lear	11,971	1,230
LGI Homes *	1,700	44
Libbey	2,785	98
Liberty Broadband, Cl A *	4,583	250
Liberty Broadband, Cl C *	10,768	576
Liberty Interactive, Cl A *	75,716	2,047
Liberty Media, Cl A *	16,435	612
Liberty Media, Cl C *	31,970	1,158
Liberty Tripadvisor Holdings, Cl A *	10,892	276
Liberty Ventures, Ser A *	21,879	869
LifeLock * (A)	13,463	114
Lifetime Brands	300	4
Lions Gate Entertainment	14,709	540
Lithia Motors, Cl A	3,489	372
Live Nation *	24,903	613
LKQ *	47,004	1,410
Loral Space & Communications *	1,900	103
Lululemon Athletica *	17,200	1,101
Lumber Liquidators Holdings * (A)	4,126	62
M/I Homes *	2,694	67
Madison Square Garden, Cl A *	9,540	672
Malibu Boats, Cl A *	1,100	19
Marcus	2,761	54
MarineMax *	3,996	65
Marriott Vacations Worldwide	4,374	311
Martha Stewart Living Omnimedia, Cl A *	8,900	54
Mattress Firm Holding *	3,811	229
MDC Holdings	7,689	219
MDC Partners, Cl A	5,776	113
Media General *	17,300	203
Men’s Wearhouse	7,268	410
Meredith	5,944	281

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Meritage Homes *	7,211	$304
Metaldyne Performance Group	3,400	64
MGM Resorts International *	68,774	1,405
Michaels *	9,700	254
Modine Manufacturing *	7,374	65
Monarch Casino & Resort *	1,100	19
Monro Muffler (A)	4,828	306
Morgans Hotel Group *	2,200	10
Morningstar	3,120	249
Motorcar Parts & Accessories *	1,800	57
Movado Group	2,720	77
Murphy USA *	7,000	358
National CineMedia	7,907	104
Nautilus *	6,200	95
New Media Investment	8,900	133
New York Times, Cl A	22,982	279
Nexstar Broadcasting Group, Cl A	5,622	261
Noodles, Cl A * (A)	700	8
Norwegian Cruise Line Holdings *	20,269	1,167
Nutrisystem	4,559	128
NVR *	625	950
Office Depot *	91,347	724
Orbitz Worldwide *	17,300	198
Outerwall (A)	3,343	206
Overstock.com *	700	14
Oxford Industries	2,854	240
Panera Bread, Cl A *	3,820	681
Papa John’s International	5,042	339
Party City Holdco *	3,900	66
Penn National Gaming *	12,454	226
Penske Auto Group	7,688	389
Pep Boys-Manny Moe & Jack *	8,065	98
Performance Sports Group *	7,000	91
Perry Ellis International *	2,439	60
PetMed Express	3,796	63
Pier 1 Imports	18,189	185
Pinnacle Entertainment *	10,760	406
Polaris Industries	10,307	1,339
Pool	6,770	472
Popeyes Louisiana Kitchen *	3,539	197
Potbelly *	1,400	15
Quiksilver * (A)	19,450	8
Reading International, Cl A *	3,800	49
Red Robin Gourmet Burgers *	1,967	155
Regal Entertainment Group, Cl A (A)	13,705	261
Regis *	6,527	71
Remy International	3,371	99
Rent-A-Center, Cl A	9,840	265
Rentrak * (A)	1,988	91
Restoration Hardware Holdings *	5,511	510
Ruby Tuesday *	9,879	65
Ruth’s Hospitality Group	4,272	69
Ryland Group	7,616	329

Description	Shares	Market Value ($ Thousands)

Saga Communications, Cl A	593	$21
Sally Beauty Holdings *	24,391	638
Scholastic	4,467	193
Scientific Games, Cl A * (A)	5,862	65
Sears Holdings * (A)	2,026	54
SeaWorld Entertainment (A)	10,900	194
Select Comfort *	9,009	219
Sequential Brands Group *	2,000	33
Service International	32,889	975
ServiceMaster Global Holdings *	15,900	559
SFX Entertainment * (A)	3,300	3
Shake Shack, Cl A *	900	45
Shoe Carnival	2,076	54
Shutterfly *	7,025	273
Sinclair Broadcast Group, Cl A	10,311	276
Sirius XM Holdings *	355,079	1,355
Six Flags Entertainment	11,058	497
Sizmek *	2,348	15
Skechers U.S.A., Cl A *	6,782	954
Skullcandy *	2,500	18
Smith & Wesson Holding *	10,383	188
Sonic	10,033	271
Sonic Automotive, Cl A	5,064	109
Sotheby’s	10,761	379
Speedway Motorsports	1,635	32
Stage Stores	3,854	41
Standard Motor Products	3,066	109
Standard Pacific *	28,069	237
Starz *	13,539	509
Stein Mart	4,791	51
Steiner Leisure *	2,077	132
Steven Madden *	8,701	356
Stoneridge *	3,730	46
Strattec Security	400	25
Strayer Education *	1,817	95
Sturm Ruger	3,842	242
Superior Industries International	2,823	54
Systemax *	1,400	13
Taylor Morrison Home, Cl A *	3,800	76
Tempur Sealy International *	9,423	688
Tenneco *	10,563	497
Tesla Motors * (A)	15,379	3,830
Texas Roadhouse, Cl A	11,266	405
Thomson Reuters	52,885	2,053
Thor Industries	7,390	403
Tile Shop Holdings *	3,300	39
Tilly’s, Cl A *	843	7
Time	19,600	407
Toll Brothers *	27,139	1,003
TopBuild *	6,000	190
Tower International *	2,400	59
Travelport Worldwide	16,300	216
TRI Pointe Homes *	27,473	381

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Tribune Media, Cl A	12,500	$499
Tribune Publishing	4,100	48
Tuesday Morning *	6,886	55
Tumi Holdings *	10,498	207
Tupperware Brands	7,724	396
Ulta Salon Cosmetics & Fragrance *	9,973	1,577
Unifi *	2,480	72
Universal Electronics *	2,487	113
Universal Technical Institute	3,013	13
Vail Resorts	6,212	670
Vera Bradley *	2,470	27
Vince Holding *	1,500	14
Vista Outdoor *	11,188	523
Visteon *	6,865	684
Vitamin Shoppe *	5,384	193
VOXX International, Cl A *	2,864	22
Wayfair, Cl A *	2,900	108
WCI Communities *	1,400	35
Weight Watchers International * (A)	2,374	15
Wendy’s	48,175	439
West Marine *	537	5
Weyco Group	263	7
William Lyon Homes, Cl A *	3,000	68
Williams-Sonoma	14,137	1,075
Winmark	95	9
Winnebago Industries	4,035	83
Wolverine World Wide	15,996	431
World Wrestling Entertainment, Cl A (A)	4,234	85
Zoe’s Kitchen * (A)	3,000	104
Zulily, Cl A * (A)	10,100	179
Zumiez * (A)	3,903	91

		104,525

Consumer Staples — 3.3%
Alico	143	6
Alliance One International *	466	11
Andersons	5,399	191
Avon Products	68,600	356
B&G Foods, Cl A	9,111	277
Boston Beer, Cl A *	1,383	284
Boulder Brands *	6,678	55
Bunge	23,043	1,669
Calavo Growers	2,126	124
Cal-Maine Foods	5,228	278
Casey’s General Stores	6,059	641
Central Garden and Pet, Cl A *	7,929	100
Chefs’ Warehouse *	3,921	59
Church & Dwight	20,199	1,743
Coca-Cola Bottling	589	91
Coty, Cl A	14,000	424
Craft Brew Alliance *	1,600	13
Darling International *	29,257	376
Dean Foods	17,250	284
Diamond Foods *	5,219	157

Description	Shares	Market Value ($ Thousands)

Edgewell Personal Care	9,645	$849
Elizabeth Arden * (A)	3,000	33
Energizer Holdings	9,645	403
Fairway Group Holdings, Cl A * (A)	1,200	3
Farmer Bros *	900	21
Flowers Foods	29,808	692
Fresh Del Monte Produce	5,681	225
Fresh Market *	7,188	155
Freshpet * (A)	3,400	44
Hain Celestial Group *	15,860	965
Herbalife * (A)	12,072	695
HRG Group *	14,978	193
Ingles Markets, Cl A	2,245	112
Ingredion	10,965	947
Inter Parfums	1,806	46
Inventure Foods *	900	8
J&J Snack Foods	2,364	269
John B Sanfilippo & Son	1,019	53
Lancaster Colony	3,429	325
Landec *	4,693	62
Limoneira (A)	1,295	25
Medifast *	1,564	43
National Beverage *	2,352	62
Natural Grocers by Vitamin Cottage *	1,085	26
Natural Health Trends	2,100	56
Nature’s Sunshine Products	437	5
Nu Skin Enterprises, Cl A	10,405	475
Nutraceutical International *	362	9
Oil-Dri Corp of America	210	5
Omega Protein *	3,866	66
Orchids Paper Products	800	20
Pilgrim’s Pride (A)	11,807	248
Pinnacle Foods	18,000	807
Post Holdings *	9,269	605
PriceSmart	3,123	265
Revlon, Cl A *	1,120	37
Rite Aid *	152,727	1,260
Sanderson Farms (A)	3,541	244
Seaboard *	36	120
Seneca Foods, Cl A *	462	14
Smart & Final Stores *	3,500	57
Snyder’s-Lance	8,086	273
SpartanNash	7,336	208
Spectrum Brands Holdings	4,039	397
Sprouts Farmers Market *	23,700	483
SUPERVALU *	40,416	333
Tootsie Roll Industries	3,028	94
TreeHouse Foods *	7,409	588
United Natural Foods *	7,798	375
Universal (A)	4,545	224
USANA Health Sciences *	816	120
Vector Group	14,304	341
Village Super Market, Cl A	462	13

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

WD-40	2,086	$175
Weis Markets	1,704	69
WhiteWave Foods, Cl A *	27,052	1,248

		22,629

Energy — 4.1%
Abraxas Petroleum *	16,494	32
Adams Resources & Energy	300	14
Alon USA Energy	3,296	61
Antero Resources * (A)	10,800	279
Approach Resources * (A)	4,198	11
Ardmore Shipping	2,100	24
Atwood Oceanics	9,540	182
Basic Energy Services *	3,973	21
Bill Barrett * (A)	6,264	34
Bonanza Creek Energy *	6,388	49
Bristow Group	5,303	196
C&J Energy Services *	5,495	30
California Resources	56,000	217
Callon Petroleum *	6,485	59
CARBO Ceramics	2,350	64
Carrizo Oil & Gas *	9,109	332
Cheniere Energy *	37,765	2,347
Clayton Williams Energy *	916	47
Clean Energy Fuels *	7,588	40
Cloud Peak Energy * (A)	8,089	39
Cobalt International Energy *	61,015	489
Concho Resources *	18,542	2,005
Contango Oil & Gas *	2,535	24
Continental Resources *	13,496	433
CVR Energy	1,897	76
Delek US Holdings	9,609	296
Denbury Resources	56,500	245
DHT Holdings	14,000	100
Diamondback Energy	9,775	668
Dorian LPG *	6,000	79
Dril-Quip *	6,087	420
Eclipse Resources * (A)	3,800	15
Energen	13,089	681
Energy XXI Bermuda (A)	11,983	23
EP Energy, Cl A *	3,800	27
Era Group *	2,093	35
Evolution Petroleum	627	4
EXCO Resources (A)	19,913	17
Exterran Holdings	9,683	216
Fairmount Santrol Holdings *	7,500	38
Forum Energy Technologies *	8,005	126
Frank’s International	5,300	86
Frontline * (A)	7,400	20
GasLog	8,650	120
Gastar Exploration *	6,900	11
Geospace Technologies *	1,598	28
Golar LNG	13,902	541
Green Plains Renewable Energy	5,590	119

Description	Shares	Market Value ($ Thousands)

Gulfmark Offshore, Cl A (A)	3,380	$30
Gulfport Energy *	16,381	587
Halcon Resources * (A)	32,806	38
Helix Energy Solutions Group *	19,569	136
HollyFrontier	30,054	1,408
Hornbeck Offshore Services * (A)	4,612	91
ION Geophysical *	20,869	11
Jones Energy, Cl A *	2,600	15
Key Energy Services *	20,159	14
Kosmos Energy *	24,375	171
Laredo Petroleum Holdings * (A)	17,189	175
Magnum Hunter Resources * (A)	23,893	19
Matador Resources *	13,100	300
Matrix Service *	2,981	60
McDermott International * (A)	32,970	167
Memorial Resource Development *	12,800	248
Nabors Industries	51,100	590
Natural Gas Services Group *	944	20
Navios Maritime Acquisition	9,600	33
Newpark Resources *	18,020	132
Noble (A)	37,800	492
Nordic American Offshore (A)	2,300	16
Nordic American Tankers (A)	17,377	237
North Atlantic Drilling (A)	7,600	7
Northern Oil And Gas * (A)	7,039	42
Oasis Petroleum * (A)	20,697	231
Oceaneering International	15,246	668
Oil States International *	6,999	199
Pacific Ethanol *	2,400	17
Panhandle Oil and Gas, Cl A	1,682	30
Par Petroleum *	4,400	85
Parker Drilling *	16,551	56
Parsley Energy, Cl A *	12,900	222
Patterson-UTI Energy	21,822	355
PBF Energy, Cl A	13,277	397
PDC Energy *	6,493	365
Peabody Energy (A)	46,500	126
Penn Virginia * (A)	7,986	10
PHI *	1,443	37
Pioneer Energy Services *	9,836	33
QEP Resources	27,300	383
Renewable Energy Group *	3,800	32
REX American Resources *	800	43
Rex Energy * (A)	4,990	17
Rice Energy *	10,400	202
RigNet *	1,441	42
Ring Energy *	2,200	23
Rowan, Cl A	22,000	395
RPC	8,499	99
RSP Permian *	8,500	203
Sanchez Energy * (A)	6,830	44
SandRidge Energy * (A)	64,393	34
Scorpio Tankers	33,143	314

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

SEACOR Holdings *	2,574	$166
Seadrill	55,100	443
SemGroup, Cl A	7,444	409
Seventy Seven Energy *	4,500	13
Ship Finance International (A)	7,476	126
Silver Spring Networks *	4,100	48
SM Energy	11,713	430
Solazyme * (A)	7,830	21
Stone Energy *	6,684	38
Superior Energy Services	23,260	370
Synergy Resources *	13,562	146
Targa Resources	9,259	612
Teekay	7,454	274
Teekay Tankers, Cl A	18,023	106
Tesco	5,269	45
TETRA Technologies *	8,605	66
Tidewater (A)	6,246	112
TransAtlantic Petroleum *	2,700	8
Triangle Petroleum * (A)	11,537	47
Ultra Petroleum * (A)	23,292	198
Unit *	8,395	128
US Silica Holdings (A)	8,926	179
W&T Offshore (A)	3,238	12
Weatherford International *	119,700	1,215
Western Refining	10,999	473
Westmoreland Coal * (A)	2,400	36
Whiting Petroleum *	31,560	610
World Fuel Services	11,241	434
WPX Energy *	41,100	300

		27,786

Financials — 23.8%
1st Source	1,958	59
Acadia Realty Trust ‡	11,039	326
Agree Realty ‡	1,847	53
Alexander & Baldwin	8,877	300
Alexander’s ‡	288	105
Alexandria Real Estate Equities ‡	11,161	960
Alleghany *	2,467	1,159
Allied World Assurance Holdings	14,712	588
Ally Financial *	74,400	1,626
Altisource Asset Management *	200	8
Altisource Portfolio Solutions *	1,700	46
Altisource Residential, Cl B ‡	11,300	173
Ambac Financial Group *	6,300	102
American Assets Trust ‡	6,791	262
American Campus Communities ‡	17,362	595
American Capital Agency ‡	54,521	1,043
American Capital Mortgage Investment ‡	7,965	122
American Equity Investment Life Holding	12,178	295
American Financial Group	10,653	736
American Homes 4 Rent, Cl A ‡	27,900	446
American National Bankshares	306	7
American National Insurance	1,031	102

Description	Shares	Market Value ($ Thousands)

American Residential Properties ‡	3,700	$63
Ameris Bancorp	5,752	157
AMERISAFE	3,033	142
Ames National	310	7
AmTrust Financial Services	5,559	323
Anchor BanCorp Wisconsin *	600	25
Annaly Capital Management ‡	146,414	1,473
Anworth Mortgage Asset ‡	10,868	55
Apollo Commercial Real Estate Finance ‡	10,637	174
Apollo Residential Mortgage ‡	4,987	70
Apple Hospitality ‡	28,800	510
Arch Capital Group *	19,136	1,307
Ares Commercial Real Estate ‡	4,800	60
Argo Group International Holdings	5,434	304
Arlington Asset Investment, Cl A	3,412	57
Armada Hoffler Properties ‡	1,800	18
ARMOUR Residential ‡	7,924	169
Arrow Financial	1,042	29
Arthur J Gallagher	25,991	1,136
Artisan Partners Asset Management, Cl A	6,300	257
Ashford *	108	8
Ashford Hospitality Prime ‡	4,381	61
Ashford Hospitality Trust ‡	9,471	73
Aspen Insurance Holdings	10,895	500
Associated Banc	23,786	437
Assured Guaranty	23,287	588
Astoria Financial	16,665	269
Atlas Financial Holdings *	2,600	42
AV Homes *	407	6
Axis Capital Holdings	15,568	872
Baldwin & Lyons, Cl B	1,481	34
Banc of California	3,500	43
BancFirst	1,025	62
Banco Latinoamericano de Comercio Exterior, Cl E	4,012	99
Bancorp *	3,104	23
Bancorpsouth	14,182	337
Bank Mutual	3,899	28
Bank of Hawaii	7,124	442
Bank of Marin Bancorp	907	44
Bank of the Ozarks	12,070	505
BankFinancial	797	10
BankUnited	17,696	631
Banner	3,851	171
BBCN Bancorp	15,495	225
BBX Capital, Cl A *	521	8
Beneficial Bancorp *	12,788	159
Berkshire Hills Bancorp	3,750	105
BGC Partners, Cl A	26,736	234
BioMed Realty Trust ‡	31,529	583
Blue Hills Bancorp	4,700	66
Bluerock Residential Growth, Cl A ‡	5,800	65
BNC Bancorp	6,300	130

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

BofI Holding *	2,209	$256
BOK Financial	4,993	316
Boston Private Financial Holdings	13,415	160
Brandywine Realty Trust ‡	31,739	385
Bridge Bancorp	1,412	37
Brixmor Property Group ‡	26,700	609
Brookline Bancorp	8,874	94
Brown & Brown	17,876	573
Bryn Mawr Bank	1,822	54
Calamos Asset Management, Cl A	4,282	45
Camden National	539	22
Camden Property Trust ‡	13,438	968
Campus Crest Communities ‡	9,972	52
Capital Bank Financial, Cl A *	2,860	88
Capital City Bank Group	800	12
Capitol Federal Financial	21,387	258
Capstead Mortgage ‡	18,718	195
Cardinal Financial	4,941	110
Care Capital Properties * ‡	13,000	413
CareTrust ‡	3,253	36
Cascade Bancorp *	915	5
Cash America International	3,679	102
CatchMark Timber Trust, Cl A ‡	3,700	37
Cathay General Bancorp	13,015	386
CBL & Associates Properties ‡	29,282	436
CBOE Holdings	12,938	818
Cedar Realty Trust ‡	8,938	56
Centerstate Banks	4,485	62
Central Pacific Financial	2,910	60
Chambers Street Properties ‡	39,400	267
Charter Financial	2,200	28
Chatham Lodging Trust ‡	4,935	113
Chemical Financial	4,499	144
Chesapeake Lodging Trust ‡	9,967	288
Chimera Investment ‡	36,165	507
CIT Group	26,937	1,170
Citizens, Cl A *	7,833	49
Citizens & Northern	1,840	37
Citizens Financial Group	48,200	1,196
City Holding	1,985	95
City National	7,440	653
Clifton Bancorp	3,100	43
CNA Financial	3,875	139
CNB Financial	2,048	35
CNO Financial Group	30,425	544
CoBiz Financial	5,671	73
Cohen & Steers	2,936	88
Colony Financial ‡	17,200	373
Columbia Banking System	8,409	255
Columbia Property Trust ‡	21,800	466
Commerce Bancshares	12,702	569
Communications Sales & Leasing ‡	21,060	423
Community Bank System	5,602	200

Description	Shares	Market Value ($ Thousands)

Community Trust Bancorp	1,493	$52
ConnectOne Bancorp	6,383	122
Consolidated-Tomoka Land	500	27
CorEnergy Infrastructure Trust ‡	3,700	19
CoreSite Realty ‡	4,573	223
Corporate Office Properties Trust ‡	16,630	350
Corrections Corp of America ‡	18,102	532
Cousins Properties ‡	33,546	308
Cowen Group, Cl A *	14,521	77
Crawford, Cl B	3,520	22
Credit Acceptance *	1,312	267
CU Bancorp *	1,200	26
CubeSmart ‡	25,422	643
Cullen/Frost Bankers	9,105	589
Customers Bancorp *	4,070	100
CVB Financial	19,479	317
CyrusOne ‡	11,529	365
CYS Investments ‡	30,562	239
DCT Industrial Trust ‡	14,571	468
DDR ‡	46,814	716
Diamond Hill Investment Group	554	108
DiamondRock Hospitality ‡	31,307	368
Digital Realty Trust ‡	20,974	1,328
Dime Community Bancshares	3,683	63
Douglas Emmett ‡	22,485	621
Duke Realty ‡	55,695	1,006
DuPont Fabros Technology ‡	9,821	262
Dynex Capital ‡	6,593	44
Eagle Bancorp *	4,406	185
East West Bancorp	22,266	900
Easterly Government Properties ‡	4,100	64
EastGroup Properties ‡	5,785	312
Eaton Vance	18,225	632
Education Realty Trust ‡	7,857	230
eHealth *	1,874	28
EMC Insurance Group	1,050	24
Empire State Realty Trust, Cl A ‡	19,600	318
Employers Holdings	5,274	116
Encore Capital Group * (A)	5,075	206
Endurance Specialty Holdings	9,651	615
Enova International *	3,366	44
Enstar Group *	1,651	241
Enterprise Bancorp	1,100	24
Enterprise Financial Services	2,449	59
EPR Properties ‡	9,051	461
Equity Commonwealth * ‡	22,444	577
Equity Lifestyle Properties ‡	13,032	727
Equity One ‡	10,985	258
Erie Indemnity, Cl A	4,487	368
Essent Group *	9,900	265
EverBank Financial	16,824	333
Evercore Partners, Cl A	6,076	318
Everest Re Group	6,844	1,203

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Extra Space Storage ‡	19,818	$1,456
Ezcorp, Cl A *	7,457	47
FBL Financial Group, Cl A	1,682	96
FCB Financial Holdings, Cl A *	4,300	142
Federal Agricultural Mortgage, Cl C	1,988	47
Federal Realty Investment Trust ‡	10,586	1,366
Federated Investors, Cl B	16,370	507
Federated National Holding	1,300	28
FelCor Lodging Trust ‡	21,263	172
Fidelity & Guaranty Life	2,700	67
Fidelity Southern	1,513	29
Financial Engines (A)	8,464	275
Financial Institutions	1,767	44
First American Financial	18,472	718
First Bancorp	2,097	37
First BanCorp *	18,716	75
First Busey	11,811	76
First Business Financial Services	1,000	22
First Cash Financial Services *	4,958	205
First Citizens BancShares, Cl A	1,191	282
First Commonwealth Financial	15,201	135
First Community Bancshares	942	17
First Connecticut Bancorp	1,048	18
First Defiance Financial	592	22
First Financial	1,612	53
First Financial Bancorp	11,549	213
First Financial Bankshares	11,656	363
First Horizon National	37,400	543
First Industrial Realty Trust ‡	17,853	346
First Interstate Bancsystem, Cl A	2,212	59
First Merchants	5,933	154
First Midwest Bancorp	13,142	232
First NBC Bank Holding *	1,700	59
First Niagara Financial Group	62,147	575
First of Long Island	1,130	29
First Potomac Realty Trust ‡	6,922	73
First Republic Bank	21,943	1,323
FirstMerit	28,897	519
Flagstar Bancorp *	1,800	37
Flushing Financial	4,470	89
FNB (Pennsylvania)	28,308	356
FNF Group	43,358	1,579
FNFV Group *	15,962	231
Forest City Enterprises, Cl A *	32,945	709
Forestar Group *	4,832	62
Fox Chase Bancorp	1,553	27
Franklin Street Properties ‡	11,696	122
FRP Holdings *	838	26
Fulton Financial	27,812	338
Gain Capital Holdings	5,300	44
GAMCO Investors, Cl A	822	48
Gaming and Leisure Properties ‡	14,769	457
Geo Group ‡	12,790	384

Description	Shares	Market Value ($ Thousands)

German American Bancorp	1,544	$45
Getty Realty ‡	3,072	48
Glacier Bancorp	13,480	351
Gladstone Commercial ‡	3,119	45
Global Indemnity, Cl A *	1,002	27
Government Properties Income Trust ‡	12,966	205
Gramercy Property Trust ‡	9,773	216
Great Southern Bancorp	1,299	52
Great Western Bancorp	6,400	161
Green Dot, Cl A *	8,955	158
Greenhill	3,971	139
Greenlight Capital Re, Cl A *	3,509	89
Guaranty Bancorp	605	10
Hancock Holding	12,314	346
Hanmi Financial	4,178	101
Hannon Armstrong Sustainable Infrastructure Capital ‡	7,100	135
Hanover Insurance Group	7,717	609
Hatteras Financial ‡	17,783	289
HCC Insurance Holdings	14,821	1,145
HCI Group	915	36
Healthcare Realty Trust ‡	15,455	354
Healthcare Trust of America, Cl A ‡	19,750	474
Heartland Financial USA	2,575	94
Heritage Commerce	1,100	12
Heritage Financial	4,271	76
Heritage Insurance Holdings *	3,800	67
Heritage Oaks Bancorp	1,400	11
Hersha Hospitality Trust, Cl A ‡	9,619	235
HFF, Cl A	5,695	207
Highwoods Properties ‡	14,068	534
Hilltop Holdings *	10,838	224
Home BancShares	9,896	377
Home Properties ‡	8,935	663
HomeStreet *	4,372	97
HomeTrust Bancshares *	4,102	75
Horace Mann Educators	7,714	256
Horizon Bancorp	900	21
Hospitality Properties Trust ‡	23,141	595
Howard Hughes *	6,117	768
Hudson Pacific Properties ‡	11,870	337
Iberiabank	5,684	346
Independent Bank	6,202	197
Independent Bank Group	1,100	47
Infinity Property & Casualty	1,614	125
InfraREIT ‡	4,600	130
Inland Real Estate ‡	10,982	92
Interactive Brokers Group, Cl A	8,927	356
International Bancshares	9,350	240
International FCStone *	3,268	86
Invesco Mortgage Capital ‡	19,071	259
Investment Technology Group	6,017	99
Investors Bancorp	56,143	661

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Investors Real Estate Trust ‡	24,031	$161
iStar Financial * ‡	16,418	205
James River Group Holdings	3,100	86
Janus Capital Group	26,412	393
JG Wentworth Company, Cl A *	2,500	13
Jones Lang LaSalle	6,959	1,036
Kansas City Life Insurance	165	8
KCG Holdings, Cl A * (A)	6,853	79
Kearny Financial *	14,437	164
Kemper	6,736	239
Kennedy-Wilson Holdings	14,329	343
Kilroy Realty ‡	13,643	885
Kite Realty Group Trust ‡	12,955	305
Ladder Capital, Cl A ‡	8,400	131
Ladenburg Thalmann Financial Services *	12,600	33
Lakeland Bancorp	4,693	52
Lakeland Financial	3,305	136
Lamar Advertising, Cl A ‡	13,597	725
LaSalle Hotel Properties ‡	19,242	605
Lazard, Cl A	19,431	966
LegacyTexas Financial Group	8,610	244
LendingClub *	11,600	146
LendingTree *	800	85
Lexington Realty Trust ‡	37,490	303
Liberty Property Trust ‡	23,075	709
LPL Financial Holdings (A)	12,762	513
LTC Properties ‡	5,917	241
Mack-Cali Realty ‡	16,567	310
Maiden Holdings	7,723	111
MainSource Financial Group	2,690	56
Marcus & Millichap *	1,700	72
Markel *	2,213	1,823
MarketAxess Holdings	5,952	538
Marlin Business Services	322	4
MB Financial	12,726	419
MBIA *	22,582	159
Medical Properties Trust ‡	36,662	428
Mercantile Bank	2,257	46
Merchants Bancshares	207	6
Mercury General	4,578	233
Meridian Bancorp	11,227	143
Meta Financial Group	700	30
Metro Bancorp	1,177	34
MFA Mortgage Investments ‡	64,597	459
MGIC Investment *	58,718	620
Mid-America Apartment Communities ‡	11,653	916
MidWestOne Financial Group	269	8
Moelis, Cl A	4,000	109
Monmouth Real Estate Investment, Cl A ‡	13,346	127
Monogram Residential Trust ‡	25,700	238
Mortgage Investment Trust ‡	2,788	46
MSCI, Cl A	17,369	1,051
National Bank Holdings, Cl A	4,600	93

Description	Shares	Market Value ($ Thousands)

National Bankshares (A)	1,036	$33
National General Holdings	4,100	75
National Health Investors ‡	6,664	367
National Interstate	924	26
National Penn Bancshares	20,089	241
National Retail Properties ‡	22,543	783
National Storage Affiliates Trust ‡	6,500	84
National Western Life Insurance, Cl A	341	78
Nationstar Mortgage Holdings *	6,046	101
Navigators Group *	1,283	98
NBT Bancorp	6,708	174
Nelnet, Cl A	4,531	171
New Residential Investments ‡	34,650	491
New Senior Investment Group ‡	10,300	117
New York ‡	27,200	261
New York Community Bancorp (A)	68,639	1,212
New York Mortgage Trust ‡ (A)	16,838	110
NewBridge Bancorp	2,600	22
NewStar Financial *	3,393	39
NexPoint Residential Trust ‡	5,600	69
Nicholas Financial *	700	9
NMI Holdings, Cl A *	5,900	49
Northfield Bancorp	6,705	100
NorthStar Asset Management Group	28,658	481
NorthStar Realty Finance ‡	53,558	752
Northwest Bancshares	18,499	238
OceanFirst Financial	1,788	33
Ocwen Financial * (A)	20,161	150
OFG Bancorp	5,625	49
Old National Bancorp	18,561	256
Old Republic International	40,344	634
OM Asset Management	3,100	51
Omega Healthcare Investors ‡	28,247	954
On Deck Capital * (A)	3,300	30
One Liberty Properties ‡	1,124	25
OneBeacon Insurance Group, Cl A	4,135	60
Oppenheimer Holdings, Cl A	2,164	43
Opus Bank	1,100	40
Oritani Financial	7,124	107
Outfront Media ‡	23,509	532
Pacific Continental	2,665	34
Pacific Premier Bancorp *	1,600	30
PacWest Bancorp	15,783	673
Paramount Group ‡	26,600	437
Park National	2,505	211
Park Sterling	3,770	27
Parkway Properties ‡	15,170	240
PartnerRe	7,334	1,015
Peapack Gladstone Financial	2,654	56
Pebblebrook Hotel Trust ‡	11,303	430
Penns Woods Bancorp	652	28
Pennsylvania Real Estate Investment Trust ‡	11,599	230
PennyMac Financial Services, Cl A *	1,100	19

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

PennyMac Mortgage Investment Trust ‡	14,063	$212
Peoples Bancorp	1,710	38
Peoples Financial Services	900	32
PHH *	7,132	116
Physicians Realty Trust ‡	11,000	159
PICO Holdings *	2,621	34
Piedmont Office Realty Trust, Cl A ‡	27,366	464
Pinnacle Financial Partners	6,525	309
Piper Jaffray *	2,277	95
Popular *	18,056	530
Post Properties ‡	9,511	527
Potlatch ‡	6,820	225
PRA Group *	8,058	429
Preferred Apartment Communities, Cl A ‡	6,700	68
Preferred Bank	1,937	59
Primerica	7,929	337
PrivateBancorp, Cl A	12,619	478
ProAssurance	8,725	421
Prosperity Bancshares	10,869	562
Provident Financial Services	8,679	164
PS Business Parks ‡	3,628	265
QCR Holdings	3,400	74
QTS Realty Trust *	3,700	149
Radian Group	33,248	598
RAIT Financial Trust ‡	13,021	68
Ramco-Gershenson Properties ‡	13,237	205
Raymond James Financial	19,781	1,048
Rayonier ‡	22,053	507
RCS Capital, Cl A * (A)	2,000	4
RE, Cl A	1,600	59
Realogy Holdings *	22,602	911
Redwood Trust ‡	11,305	165
Regency Centers ‡	15,667	929
Regional Management *	700	12
Reinsurance Group of America, Cl A	10,216	928
RenaissanceRe Holdings	7,106	724
Renasant	7,360	231
Republic Bancorp, Cl A	1,298	32
Resource Capital ‡	13,505	44
Retail Opportunity Investments ‡	16,959	270
Retail Properties of America, Cl A ‡	37,303	509
Rexford Industrial Realty ‡	9,800	127
RLI	7,782	406
RLJ Lodging Trust ‡	20,437	563
Rouse Properties ‡	6,017	93
Ryman Hospitality Properties ‡	6,960	357
S&T Bancorp	4,732	142
Sabra Health Care ‡	8,762	210
Safeguard Scientifics *	3,396	59
Safety Insurance Group	2,931	154
Sandy Spring Bancorp	2,947	76
Santander Consumer USA Holdings *	13,300	299
Saul Centers ‡	1,444	71

Description	Shares	Market Value ($ Thousands)

Seacoast Banking Corporation of Florida * (B)	3,898	$61
SEI †	22,519	1,139
Select Income ‡	11,421	212
Selective Insurance Group	8,284	251
Senior Housing Properties Trust ‡	36,307	570
ServisFirst Bancshares	3,400	127
Sierra Bancorp	478	8
Signature Bank NY *	7,870	1,051
Silver Bay Realty Trust ‡	4,446	70
Simmons First National, Cl A	4,118	181
SLM *	72,700	616
South State	3,686	277
Southside Bancshares	3,725	97
Southwest Bancorp	1,679	28
Sovran Self Storage ‡	5,593	502
Spirit Realty Capital ‡	68,766	660
Springleaf Holdings, Cl A *	8,100	363
Square 1 Financial, Cl A *	2,600	66
St. Joe * (A)	8,420	147
STAG Industrial ‡	8,656	148
StanCorp Financial Group	7,010	797
Starwood Property Trust ‡	36,780	783
Starwood Waypoint Residential Trust ‡	7,076	170
State Auto Financial	1,890	41
State Bank Financial	6,384	129
State National	5,800	55
Sterling Bancorp	21,134	296
Stewart Information Services	3,341	129
Stifel Financial *	11,382	530
Stock Yards Bancorp	1,635	58
Stonegate Bank	1,200	37
Stonegate Mortgage *	3,100	22
STORE Capital ‡	4,000	81
Strategic Hotels & Resorts * ‡	42,288	570
Suffolk Bancorp	2,000	53
Summit Hotel Properties ‡	11,929	145
Sun Bancorp *	332	7
Sun Communities ‡	7,621	497
Sunstone Hotel Investors ‡	35,922	497
SVB Financial Group *	7,882	986
Symetra Financial	12,583	396
Synchrony Financial * (A)	20,100	662
Synovus Financial	21,892	666
Talmer Bancorp, Cl A	8,400	136
Tanger Factory Outlet Centers ‡	15,949	505
Taubman Centers ‡	9,587	661
TCF Financial	29,539	458
TD Ameritrade Holding	41,273	1,381
Tejon Ranch *	1,647	39
Terreno Realty ‡	6,663	136
Territorial Bancorp	773	20
Texas Capital Bancshares *	6,823	367
TFS Financial	13,443	231

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Third Point Reinsurance *	11,800	$165
Tompkins Financial	1,905	100
Towne Bank	7,180	132
TriCo Bancshares	2,509	60
TriState Capital Holdings *	2,600	33
TrustCo Bank NY	11,926	71
Trustmark	11,339	261
Two Harbors Investment ‡	63,240	598
UDR ‡	39,979	1,291
UMB Financial	6,245	313
UMH Properties ‡	900	8
Umpqua Holdings	34,031	569
Union Bankshares	6,142	145
United Bankshares	11,083	415
United Community Banks	6,574	129
United Community Financial	4,200	21
United Development Funding IV ‡ (A)	4,700	82
United Financial Bancorp	6,173	77
United Fire Group	3,071	102
United Insurance Holdings	1,900	25
Universal Health Realty Income Trust ‡	2,016	93
Universal Insurance Holdings	5,200	128
Univest Corp of Pennsylvania	2,123	41
Urban Edge Properties ‡	13,700	286
Urstadt Biddle Properties, Cl A ‡	2,956	53
Validus Holdings	14,526	643
Valley National Bancorp	34,770	329
VEREIT ‡	139,800	1,138
Virtu Financial, Cl A	2,900	68
Virtus Investment Partners	1,308	150
Voya Financial	35,400	1,525
Waddell & Reed Financial, Cl A	13,002	508
Walker & Dunlop *	4,123	100
Walter Investment Management * (A)	4,636	76
Washington Federal	15,236	346
Washington Real Estate Investment Trust ‡	11,113	273
Washington Trust Bancorp	2,270	88
Waterstone Financial	4,000	51
Webster Financial	15,751	557
Weingarten Realty Investors ‡	19,068	603
WesBanco	5,324	164
West Bancorporation	1,985	36
Westamerica Bancorporation	5,055	228
Western Alliance Bancorp *	15,461	472
Western Asset Mortgage Capital ‡ (A)	6,644	85
Westwood Holdings Group	928	51
White Mountains Insurance Group	955	687
Whitestone, Cl B ‡	1,577	18
Wilshire Bancorp	10,663	114
Wintrust Financial	7,149	365
WisdomTree Investments (A)	16,375	307
World Acceptance * (A)	976	37
WP Carey ‡	16,100	925

Description	Shares	Market Value ($ Thousands)

WP GLIMCHER ‡	32,702	$396
WR Berkley	15,024	815
WSFS Financial	5,829	160
Xenia Hotels & Resorts ‡	17,300	320
Yadkin Financial	3,400	71

		161,761

Health Care — 13.7%
AAC Holdings *	1,600	38
Abaxis	3,093	145
ABIOMED *	7,112	682
Acadia Healthcare *	8,087	591
ACADIA Pharmaceuticals *	12,700	465
Accelerate Diagnostics *	2,800	55
Acceleron Pharma *	2,600	75
Accuray *	14,863	102
Aceto	6,217	139
Achillion Pharmaceuticals *	17,898	132
Acorda Therapeutics *	7,142	228
Adamas Pharmaceuticals *	3,000	60
Adeptus Health, Cl A *	800	80
Advaxis *	4,700	70
Aegerion Pharmaceuticals *	3,706	66
Aerie Pharmaceuticals *	5,100	81
Affimed *	4,400	44
Affymetrix *	11,760	110
Agenus *	16,000	114
Agios Pharmaceuticals *	4,000	346
Air Methods *	7,277	273
Akebia Therapeutics *	900	6
Akorn *	13,027	518
Albany Molecular Research *	3,800	76
Alder Biopharmaceuticals *	3,900	151
Alere *	14,221	739
Align Technology *	12,513	708
Alimera Sciences *	3,300	11
Alkermes *	22,953	1,367
Alliance HealthCare Services *	800	11
Allscripts Healthcare Solutions *	27,453	378
Almost Family *	1,009	45
Alnylam Pharmaceuticals *	11,489	1,182
AMAG Pharmaceuticals *	4,503	282
Amedisys *	4,171	161
Amicus Therapeutics *	20,500	295
AMN Healthcare Services *	8,909	299
Amphastar Pharmaceuticals *	4,900	63
Amsurg, Cl A *	7,966	625
Anacor Pharmaceuticals *	6,300	822
Analogic	1,620	131
AngioDynamics *	2,070	31
ANI Pharmaceuticals *	800	39
Anika Therapeutics *	1,470	52
Antares Pharma *	13,708	25
Anthera Pharmaceuticals *	9,700	66

11	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Aratana Therapeutics *	6,400	$113
Ardelyx *	4,600	87
Arena Pharmaceuticals *	39,753	108
ARIAD Pharmaceuticals *	25,624	242
Array BioPharma *	20,560	121
Arrowhead Research *	6,000	36
Atara Biotherapeutics *	3,400	138
athenahealth * (A)	5,892	783
AtriCure *	6,020	147
Atrion	230	89
Avalanche Biotechnologies *	1,300	14
BioCryst Pharmaceuticals *	13,600	158
BioDelivery Sciences International *	7,400	50
BioMarin Pharmaceutical *	25,346	3,276
Bio-Rad Laboratories, Cl A *	3,153	439
BioScrip *	9,311	23
BioSpecifics Technologies *	1,400	70
Bio-Techne	6,425	607
BioTelemetry *	5,500	79
BioTime *	5,100	15
Bluebird Bio *	5,900	785
Blueprint Medicines *	2,700	74
Brookdale Senior Living, Cl A *	29,009	795
Bruker *	18,132	333
Cambrex *	5,360	256
Cantel Medical	4,777	237
Capital Senior Living *	3,612	75
Cara Therapeutics *	4,500	85
Cardiovascular Systems *	6,125	148
Castlight Health, Cl B *	2,800	15
Catalent *	12,900	410
Catalyst Pharmaceuticals *	19,700	72
Celldex Therapeutics *	15,756	234
Cellular Biomedicine Group *	2,500	58
Cempra *	5,000	172
Centene *	18,418	1,137
Cepheid *	12,069	588
Cerus *	15,197	75
Charles River Laboratories International *	7,306	503
Chemed	2,845	388
ChemoCentryx *	2,000	13
Chimerix *	7,900	387
Civitas Solutions *	3,000	73
Clovis Oncology *	4,866	379
Coherus Biosciences *	4,900	135
Community Health Systems *	18,229	979
Computer Programs & Systems	1,702	78
Concert Pharmaceuticals *	4,500	70
CONMED	5,108	271
Cooper	7,434	1,207
Corcept Therapeutics *	13,100	66
CorVel *	1,434	43
Cross Country Healthcare *	5,079	71

Description	Shares	Market Value ($ Thousands)

CryoLife	5,045	$49
CTI BioPharma * (A)	17,100	27
Curis *	28,500	75
Cyberonics *	4,146	271
Cynosure, Cl A *	4,339	137
Cytokinetics *	2,100	15
CytRx *	6,500	16
Depomed *	9,255	249
Dermira *	3,500	90
DexCom *	12,724	1,198
Diplomat Pharmacy *	5,600	221
Durect *	31,600	65
Dyax *	22,882	527
Dynavax Technologies *	5,889	167
Eagle Pharmaceuticals *	1,300	102
Emergent Biosolutions *	4,984	166
Enanta Pharmaceuticals *	3,300	129
Endocyte *	4,870	26
Endologix *	9,095	118
Ensign Group	3,718	175
Envision Healthcare Holdings *	28,700	1,176
Epizyme * (A)	4,500	90
Esperion Therapeutics * (A)	2,500	120
Exact Sciences *	14,554	322
Exactech *	1,239	24
ExamWorks Group *	5,945	213
Exelixis *	25,200	150
FibroGen *	7,400	181
Five Prime Therapeutics *	2,000	38
Five Star Quality Care *	8,527	29
Flexion Therapeutics *	3,700	89
Fluidigm *	4,553	56
Foamix Pharmaceuticals *	6,800	69
Foundation Medicine *	2,952	70
Galena Biopharma * (A)	8,900	14
Genesis Healthcare, Cl A *	2,900	21
GenMark Diagnostics *	5,900	61
Genocea Biosciences *	5,400	63
Genomic Health *	1,797	49
Geron * (A)	23,970	73
Globus Medical, Cl A *	9,900	242
Greatbatch *	3,430	195
Haemonetics *	8,447	305
Halozyme Therapeutics * (A)	18,958	331
Halyard Health *	7,200	226
Hanger *	4,309	77
Health Net *	11,870	760
HealthEquity *	5,600	164
HealthSouth	15,241	651
HealthStream *	3,264	81
Healthways *	3,221	39
HeartWare International *	2,579	221
Heron Therapeutics *	5,000	192

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Hill-Rom Holdings	8,801	$465
HMS Holdings *	13,031	136
Hologic *	37,955	1,473
ICU Medical *	2,627	298
Idera Pharmaceuticals * (A)	7,600	23
Idexx Laboratories *	14,502	1,036
IGI Laboratories * (A)	6,200	49
Ignyta *	5,200	71
Illumina *	22,679	4,482
Immune Design *	3,200	51
ImmunoGen * (A)	15,452	208
Immunomedics *	7,257	16
Impax Laboratories *	12,188	499
IMS Health Holdings *	20,600	615
INC Research Holdings, Cl A *	2,200	90
Incyte *	24,771	2,878
Infinity Pharmaceuticals *	6,394	56
Inogen *	2,400	118
Inovalon Holdings, Cl A *	4,900	107
Inovio Pharmaceuticals *	16,000	120
Insmed *	8,400	205
Insulet *	10,421	310
Insys Therapeutics *	3,800	123
Integra LifeSciences Holdings *	4,652	279
Intercept Pharmaceuticals * (A)	2,476	470
Intersect ENT *	2,200	56
Intra-Cellular Therapies *	4,400	118
Intrexon * (A)	8,000	356
Invacare	6,889	121
InVivo Therapeutics Holdings *	4,100	40
IPC The Hospitalist *	2,300	183
Ironwood Pharmaceuticals, Cl A *	22,154	244
Isis Pharmaceuticals * (A)	18,494	928
Jazz Pharmaceuticals *	9,434	1,593
Juno Therapeutics *	2,100	76
K2M Group Holdings *	2,800	59
Karyopharm Therapeutics *	5,000	69
Keryx Biopharmaceuticals * (A)	17,594	109
Kindred Healthcare	14,973	301
Kite Pharma * (A)	4,500	239
KYTHERA Biopharmaceuticals *	4,000	299
La Jolla Pharmaceutical *	3,000	107
Landauer	1,073	41
Lannett * (A)	3,900	187
LDR Holding *	3,600	134
Lexicon Pharmaceuticals *	3,105	37
LHC Group *	2,284	99
LifePoint Hospitals *	6,796	531
Ligand Pharmaceuticals, Cl B *	2,928	269
Lion Biotechnologies *	7,000	50
Luminex *	4,755	87
MacroGenics *	5,400	142
Magellan Health Services *	5,040	282

Description	Shares	Market Value ($ Thousands)

MannKind * (A)	34,843	$132
Masimo *	8,293	337
MedAssets *	11,739	248
Medicines *	9,357	384
Medidata Solutions *	9,494	456
Medivation *	12,204	1,075
MEDNAX *	15,356	1,237
Merge Healthcare *	16,099	114
Meridian Bioscience	6,141	118
Merit Medical Systems *	7,375	168
Merrimack Pharmaceuticals * (A)	14,600	147
Mettler Toledo International *	4,482	1,329
MiMedx Group * (A)	16,900	164
Mirati Therapeutics * (A)	2,400	62
Molina Healthcare *	6,636	495
Momenta Pharmaceuticals *	11,154	218
Myriad Genetics * (A)	10,726	403
National Healthcare	1,494	90
National Research, Cl A	312	4
Natus Medical *	6,158	251
Navidea Biopharmaceuticals * (A)	7,605	14
Nektar Therapeutics * (A)	23,895	264
Neogen *	5,480	283
NeoGenomics *	13,800	84
Neurocrine Biosciences *	13,200	612
Nevro *	2,300	104
NewLink Genetics *	3,916	176
Northwest Biotherapeutics * (A)	4,100	32
Novavax *	43,853	472
NuVasive *	8,378	442
NxStage Medical *	8,747	152
Ocular Therapeutix *	1,700	30
Omeros *	5,200	73
Omnicell *	6,412	218
OncoMed Pharmaceuticals *	1,500	29
Oncothyreon *	8,400	29
Ophthotech *	3,700	163
OPKO Health *	45,983	498
OraSure Technologies *	5,539	30
Orexigen Therapeutics * (A)	15,061	42
Organovo Holdings * (A)	7,300	20
Orthofix International *	2,440	91
Osiris Therapeutics *	4,100	74
Otonomy *	1,500	34
OvaScience * (A)	2,500	49
Owens & Minor	9,239	314
Oxford Immunotec Global *	1,500	22
Pacific Biosciences of California *	8,700	43
Pacira Pharmaceuticals *	6,245	359
Paratek Pharmaceuticals	3,300	86
PAREXEL International *	8,546	562
PDL BioPharma (A)	31,600	179
Peregrine Pharmaceuticals *	15,000	17

13	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Pernix Therapeutics Holdings *	3,900	$19
Pfenex *	4,300	94
PharMerica *	4,250	139
Phibro Animal Health, Cl A	3,700	131
Portola Pharmaceuticals, Cl A *	8,400	396
Pozen * (A)	5,328	47
PRA Health Sciences *	2,500	94
Premier, Cl A *	6,900	246
Press Ganey Holdings *	2,900	94
Prestige Brands Holdings *	7,979	371
Progenics Pharmaceuticals *	11,596	85
Prothena *	5,600	322
Providence Service *	1,758	79
PTC Therapeutics *	5,200	199
Puma Biotechnology *	4,200	386
QIAGEN *	35,848	940
Quality Systems	7,215	98
Quidel *	3,412	70
Quintiles Transnational Holdings *	12,200	909
Radius Health *	4,500	274
RadNet *	3,900	24
Raptor Pharmaceutical *	13,007	158
Regulus Therapeutics *	3,400	28
Relypsa *	6,200	142
Repligen *	5,222	178
ResMed	21,799	1,132
Retrophin *	5,400	148
Revance Therapeutics * (A)	1,700	51
Rigel Pharmaceuticals *	17,759	53
Rockwell Medical * (A)	10,000	120
RTI Surgical *	6,918	44
Sage Therapeutics *	2,100	113
Sagent Pharmaceuticals *	3,875	77
Sangamo BioSciences *	11,070	84
Sarepta Therapeutics *	7,600	271
Sciclone Pharmaceuticals *	6,501	51
SeaSpine Holdings *	1,550	22
Seattle Genetics *	14,700	592
Select Medical Holdings	18,465	238
Sequenom * (A)	22,017	47
Sirona Dental Systems *	8,622	822
Sorrento Therapeutics *	4,400	56
Spark Therapeutics *	1,600	70
Spectranetics *	6,524	110
Spectrum Pharmaceuticals *	7,079	51
STAAR Surgical *	5,378	43
Stemline Therapeutics *	900	8
STERIS	10,198	653
Sucampo Pharmaceuticals, Cl A *	5,500	148
Supernus Pharmaceuticals *	5,000	91
Surgical Care Affiliates *	3,300	121
SurModics *	2,444	56
Synergy Pharmaceuticals * (A)	19,215	135

Description	Shares	Market Value ($ Thousands)

Synta Pharmaceuticals *	9,354	$19
Tandem Diabetes Care *	1,500	17
Team Health Holdings *	12,108	711
Teleflex	6,402	837
TESARO *	3,700	190
Tetraphase Pharmaceuticals *	5,400	234
TG Therapeutics * (A)	7,600	93
TherapeuticsMD *	21,900	134
Theravance (A)	14,209	198
Theravance Biopharma *	2,945	43
Thoratec *	9,527	599
Threshold Pharmaceuticals *	9,295	39
Tornier *	4,408	98
Triple-S Management, Cl B *	2,866	60
Ultragenyx Pharmaceutical *	6,400	714
Unilife * (A)	18,171	22
United Therapeutics *	7,164	1,079
Universal American *	7,316	52
US Physical Therapy	1,926	89
Utah Medical Products	200	11
Vanda Pharmaceuticals *	4,100	48
Vascular Solutions *	2,718	94
VCA Antech *	12,683	702
Veeva Systems, Cl A *	11,000	285
Verastem *	6,700	41
Versartis *	5,400	70
Vital Therapies * (A)	4,300	16
VIVUS * (A)	8,977	10
Vocera Communications *	1,742	20
VWR *	3,700	97
WellCare Health Plans *	7,566	686
West Pharmaceutical Services	12,230	683
Wright Medical Group *	6,859	158
Xencor *	3,000	50
XenoPort *	9,916	67
XOMA * (A)	9,730	8
Zafgen *	1,600	58
Zeltiq Aesthetics *	4,400	142
ZIOPHARM Oncology * (A)	15,946	139
Zogenix *	1,300	25
ZS Pharma *	2,800	143

		92,676

Industrials — 13.5%
AAON	6,950	144
AAR	5,729	139
ABM Industries	9,355	299
Acacia Research	8,749	83
ACCO Brands *	15,629	119
Accuride *	10,900	37
Actuant, Cl A	8,542	183
Acuity Brands	6,746	1,315
Advanced Drainage Systems	5,200	148
Advisory Board *	6,384	310

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

AECOM Technology *	23,248	$639
Aegion, Cl A *	4,503	83
Aerojet Rocketdyne Holdings *	8,779	181
Aerovironment *	2,125	51
AGCO	11,723	575
Air Lease, Cl A	17,631	567
Air Transport Services Group *	6,336	58
Aircastle	12,057	251
Alamo Group	935	48
Alaska Air Group	20,922	1,566
Albany International, Cl A	4,098	131
Allegiant Travel, Cl A	2,050	417
Allison Transmission Holdings, Cl A	27,776	794
Altra Industrial Motion	3,389	85
AMERCO	1,300	487
Ameresco, Cl A *	779	4
American Railcar Industries	1,277	53
American Science & Engineering	955	38
American Woodmark *	1,684	112
AO Smith	11,458	739
Apogee Enterprises	5,411	282
Applied Industrial Technologies	7,661	324
ARC Document Solutions *	4,300	29
ArcBest	3,290	95
Argan	1,879	74
Armstrong World Industries *	6,077	338
Astec Industries	3,163	125
Astronics *	3,274	169
Astronics, Cl B *	454	23
Atlas Air Worldwide Holdings *	4,769	197
Avis Budget Group *	16,360	722
AZZ	4,896	248
B/E Aerospace	16,430	801
Babcock & Wilcox, Cl W *	16,524	438
Babcock & Wilcox Enterprises *	8,262	152
Barnes Group	8,152	315
Barrett Business Services	834	30
Beacon Roofing Supply *	8,370	303
Blount International *	6,185	43
Brady, Cl A	7,827	172
Briggs & Stratton	6,749	135
Brink’s	7,606	218
Builders FirstSource *	7,970	118
CAI International *	1,272	17
Carlisle	10,077	1,015
Casella Waste Systems, Cl A *	1,391	9
CBIZ *	11,445	112
CDI	2,269	23
CEB	5,461	391
Ceco Environmental	2,047	20
Celadon Group	3,375	64
Chart Industries *	3,972	102
Chicago Bridge & Iron	15,092	668

Description	Shares	Market Value ($ Thousands)

CIRCOR International	2,315	$105
Civeo	11,798	23
CLARCOR	8,023	452
Clean Harbors *	9,076	446
Colfax *	16,289	632
Columbus McKinnon	2,465	47
Comfort Systems USA	7,791	216
Commercial Vehicle Group *	5,592	29
Continental Building Products *	6,600	132
Con-way	9,168	323
Copa Holdings, Cl A (A)	5,828	299
Copart *	19,550	685
Covanta Holding	17,558	348
Covenant Transportation Group, Cl A *	3,300	78
CRA International *	2,105	48
Crane	8,529	448
Cubic	2,989	126
Curtiss-Wright	7,378	485
Deluxe	8,754	508
DigitalGlobe *	11,232	259
Donaldson	21,046	659
Douglas Dynamics	4,222	94
Ducommun *	1,000	24
DXP Enterprises *	1,662	49
Dycom Industries *	6,207	441
Echo Global Logistics *	4,586	107
EMCOR Group	9,787	451
Encore Wire	3,103	101
EnerNOC *	4,160	39
EnerSys	6,783	363
Engility Holdings	2,010	56
Ennis	3,488	57
Enphase Energy * (A)	2,300	11
EnPro Industries	3,568	169
ESCO Technologies	3,777	136
Essendant	7,337	253
Esterline Technologies *	5,490	449
ExOne * (A)	1,900	14
Exponent	3,486	149
Federal Signal	9,547	135
Fortune Brands Home & Security	24,673	1,181
Forward Air	4,918	221
Franklin Covey *	491	8
Franklin Electric	8,781	257
FreightCar America	1,733	37
FTI Consulting *	6,968	278
FuelCell Energy * (A)	34,361	28
Furmanite *	3,137	20
G&K Services, Cl A	3,439	232
GATX	6,752	335
Generac Holdings *	12,145	375
General Cable	6,137	89
Genesee & Wyoming, Cl A *	8,074	552

15	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Gibraltar Industries *	3,560	$58
Global Brass & Copper Holdings	2,700	53
Golden Ocean Group	5,743	17
Gorman-Rupp	1,977	48
GP Strategies *	2,500	61
Graco	9,435	651
Graham	796	15
Granite Construction	6,811	235
Great Lakes Dredge & Dock *	9,180	51
Greenbrier	5,123	214
Griffon	4,237	70
H&E Equipment Services	3,725	77
Harsco	11,028	127
Hawaiian Holdings *	6,780	154
HD Supply Holdings *	26,300	868
Healthcare Services Group	11,439	382
Heartland Express	10,572	214
Heico	2,981	152
HEICO, Cl A	6,200	271
Heidrick & Struggles International	2,952	58
Heritage-Crystal Clean *	1,200	14
Herman Miller	9,943	270
Hertz Global Holdings *	62,714	1,156
Hexcel	14,898	719
Hillenbrand	10,385	280
HNI	7,249	339
Hub Group, Cl A *	5,762	217
Hubbell, Cl B	8,889	877
Huntington Ingalls Industries	7,559	851
Hurco	1,235	38
Huron Consulting Group *	4,011	290
Hyster-Yale Materials Handling	2,002	122
ICF International *	2,468	84
IDEX	12,041	865
IHS, Cl A *	10,599	1,230
InnerWorkings *	3,487	25
Insperity	3,012	134
Insteel Industries	2,941	51
Interface, Cl A	10,545	256
ITT	13,763	515
JetBlue Airways *	48,381	1,080
John Bean Technologies	4,431	147
Kadant	1,725	77
Kaman	3,973	154
KAR Auction Services	21,929	812
KBR	22,245	388
Kelly Services, Cl A	2,795	40
Kennametal	13,814	421
KEYW Holding * (A)	4,068	34
Kforce	4,537	122
Kirby *	8,926	630
KLX *	8,665	339
Knight Transportation	10,937	297

Description	Shares	Market Value ($ Thousands)

Knoll	8,163	$195
Korn/Ferry International	9,258	315
Kratos Defense & Security Solutions *	5,216	24
Landstar System	6,844	453
LB Foster, Cl A	1,171	21
Lennox International	6,229	735
Lincoln Electric Holdings	11,633	682
Lindsay Manufacturing	1,627	124
LSI Industries	2,000	19
Lydall *	1,632	44
Macquarie Infrastructure	10,700	842
Manitowoc (A)	24,050	411
Manpowergroup	12,056	1,048
Marten Transport	3,095	57
Masonite International *	5,300	350
MasTec *	12,762	211
Matson	7,152	269
Matthews International, Cl A	5,013	255
McGrath RentCorp	3,748	96
Meritor *	18,495	234
Middleby *	8,825	958
Miller Industries	2,311	50
Mistras Group *	2,697	39
Mobile Mini	8,583	292
Moog, Cl A *	6,024	380
MRC Global *	17,212	224
MSA Safety	4,744	216
MSC Industrial Direct, Cl A	8,303	562
Mueller Industries	8,708	277
Mueller Water Products, Cl A	27,012	242
Multi-Color	1,957	129
MYR Group *	4,179	120
NACCO Industries, Cl A	305	16
National Presto Industries	591	48
Navigant Consulting *	7,641	121
Navios Maritime Holdings (A)	9,200	26
Navistar International * (A)	10,291	184
NCI Building Systems *	3,548	37
NN	5,587	135
Nordson	9,412	626
Nortek *	1,242	102
Northwest Pipe *	1,186	20
NOW *	19,100	326
Old Dominion Freight Line *	10,790	717
On Assignment *	8,069	290
Orbital ATK	10,092	764
Orion Marine Group *	1,874	13
Oshkosh Truck	13,517	568
Owens Corning	18,260	809
PAM Transportation Services *	900	35
Park-Ohio Holdings	1,118	40
Paylocity Holding *	3,400	112
Pendrell *	8,751	13

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

PGT *	10,000	$134
Plug Power * (A)	19,400	33
Ply Gem Holdings *	1,300	18
Powell Industries	1,364	40
Power Solutions International *	800	25
PowerSecure International *	3,700	45
Preformed Line Products	90	3
Primoris Services	5,347	98
Proto Labs *	4,199	306
Quad, Cl A	3,562	51
Quanex Building Products	5,765	103
Raven Industries	4,155	75
RBC Bearings *	4,295	266
Regal-Beloit	7,825	522
Republic Airways Holdings *	7,596	23
Resources Connection	7,181	113
Rexnord *	15,726	315
Roadrunner Transportation Systems *	3,272	71
Rollins	14,462	404
RPX *	6,510	90
RR Donnelley & Sons (A)	31,360	492
Rush Enterprises, Cl A *	5,399	138
Safe Bulkers (A)	4,500	15
Saia *	3,392	127
Scorpio Bulkers *	68,600	112
Simpson Manufacturing	6,543	228
SkyWest	6,622	105
SolarCity * (A)	9,131	441
SP Plus *	2,498	57
Sparton *	1,100	26
Spirit AeroSystems Holdings, Cl A *	21,875	1,118
Spirit Airlines *	11,247	576
SPX	7,194	422
Standex International	1,629	130
Steelcase, Cl A	14,057	248
Stock Building Supply Holdings *	1,700	32
Sun Hydraulics	2,877	93
Swift Transporation, Cl A *	13,809	269
TAL International Group	5,884	108
Taser International *	9,069	212
Team *	4,257	178
Teledyne Technologies *	5,437	532
Tennant	2,738	157
Terex	16,270	380
Tetra Tech	11,442	297
Textainer Group Holdings (A)	2,253	40
Thermon Group Holdings *	6,882	157
Timken	11,809	375
Titan International	5,472	50
Titan Machinery *	3,312	38
Toro	8,600	613
Towers Watson, Cl A	10,933	1,298
TransDigm Group *	8,505	1,955

Description	Shares	Market Value ($ Thousands)

Trex *	4,940	$192
TriMas *	6,176	113
TriNet Group *	6,400	108
Trinity Industries	23,942	646
Triumph Group	7,796	385
TrueBlue *	5,928	142
Tutor Perini *	4,551	81
Twin Disc	1,870	26
UniFirst	2,440	264
United Continental Holdings *	60,552	3,450
Universal Forest Products	3,955	238
Universal Truckload Services	700	14
US Ecology	3,040	152
USA Truck *	1,700	34
USG *	15,082	460
UTi Worldwide *	14,295	102
Valmont Industries	3,914	416
Vectrus *	1,379	34
Verisk Analytics, Cl A *	27,072	1,978
Veritiv *	1,000	36
Viad	2,271	62
Vicor *	2,500	24
Virgin America *	5,200	170
VSE	500	21
Wabash National *	11,741	144
WABCO Holdings *	8,410	970
Wabtec	14,906	1,427
WageWorks *	6,571	294
Waste Connections	19,103	909
Watsco	4,059	497
Watts Water Technologies, Cl A	5,356	294
Werner Enterprises	5,990	159
Wesco Aircraft Holdings *	12,046	169
WESCO International *	7,766	435
West	8,100	197
Woodward Governor	10,042	458
Xerium Technologies *	2,400	29
XPO Logistics * (A)	11,090	389
YRC Worldwide *	4,500	75

		91,361

Information Technology — 15.8%
3D Systems * (A)	19,547	268
ACI Worldwide *	17,212	367
Actua *	5,188	74
Acxiom *	10,574	222
ADTRAN	6,797	109
Advanced Energy Industries *	8,019	195
Advanced Micro Devices *	103,900	188
Agilysys *	900	9
Alliance Fiber Optic Products	600	11
Alpha & Omega Semiconductor *	1,100	8
Ambarella * (A)	5,200	497
Amber Road *	1,900	9

17	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Amdocs	23,868	$1,365
American Software, Cl A	2,872	26
Amkor Technology *	11,313	61
Angie’s List *	3,748	20
Anixter International *	4,441	283
Ansys *	13,917	1,233
Applied Micro Circuits *	8,998	53
Applied Optoelectronics *	1,700	35
Arista Networks *	5,200	389
ARRIS Group *	22,470	594
Arrow Electronics *	14,825	829
Aspen Technology *	13,167	499
Atmel	64,482	527
AVG Technologies *	7,600	176
Avid Technology *	5,000	42
Avnet	20,999	890
AVX	7,078	92
Axcelis Technologies *	7,300	24
Badger Meter	1,862	109
Bankrate *	13,949	138
Barracuda Networks *	900	24
Bazaarvoice *	8,300	43
Bel Fuse, Cl B	888	16
Belden	6,823	344
Benchmark Electronics *	10,330	221
Benefitfocus *	700	26
Black Box	2,509	39
Black Knight Financial Services, Cl A *	3,200	104
Blackbaud	7,055	403
Blackhawk Network Holdings, Cl A *	8,400	332
Blucora *	6,429	90
Booz Allen Hamilton Holding, Cl A	17,165	458
Bottomline Technologies de *	7,771	208
Box, Cl A *	3,600	49
Brightcove *	2,600	14
Broadridge Financial Solutions	18,497	976
BroadSoft *	5,694	180
Brocade Communications Systems	64,547	687
Brooks Automation	8,403	87
Cabot Microelectronics *	3,624	157
CACI International, Cl A *	3,632	285
Cadence Design Systems *	45,247	906
CalAmp *	4,756	79
Calix *	4,945	40
Callidus Software *	8,056	127
Carbonite *	1,400	15
Cardtronics *	7,485	258
Cascade Microtech *	3,600	55
Cass Information Systems	1,490	72
Cavium *	9,131	621
CDK Global	24,800	1,229
CDW	20,400	811
CEVA *	3,838	74

Description	Shares	Market Value ($ Thousands)

ChannelAdvisor *	2,400	$27
Checkpoint Systems	6,545	53
Ciber *	13,787	47
Ciena *	20,986	469
Cimpress *	5,099	357
Cirrus Logic *	10,195	307
Clearfield * (A)	1,400	24
Cognex	13,458	479
Coherent *	4,153	242
Cohu	2,077	20
CommScope Holding *	16,300	527
CommVault Systems *	6,984	250
comScore *	5,347	279
Comtech Telecommunications	1,932	52
Comverse *	2,100	40
Constant Contact *	4,666	116
Control4 *	1,400	13
Convergys	15,287	345
CoreLogic *	13,983	531
Cornerstone OnDemand *	9,799	350
CoStar Group *	4,963	879
Coupons.com * (A)	9,400	88
Cray *	7,870	167
Cree *	17,523	477
CSG Systems International	5,617	174
CTS	4,045	76
Cvent *	5,000	158
Cypress Semiconductor	51,835	518
Daktronics	4,580	40
Datalink *	3,697	21
Dealertrack Technologies *	8,800	552
Demandware *	5,745	321
DHI Group *	6,690	52
Diebold	10,533	328
Digi International *	3,601	37
Digimarc *	2,076	79
Diodes *	5,742	113
Dolby Laboratories, Cl A	8,704	283
Dot Hill Systems *	7,000	68
DSP Group *	862	8
DST Systems	5,650	579
DTS *	3,044	81
EarthLink Holdings	11,833	99
Ebix (A)	3,825	109
EchoStar, Cl A *	7,003	312
Electro Rent	1,059	11
Electronics For Imaging *	7,728	338
Ellie Mae *	4,463	323
Endurance International Group Holdings *	9,100	139
Entegris *	25,308	347
Envestnet *	5,095	159
EPAM Systems *	7,600	537
Epiq Systems	3,690	47

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

ePlus *	644	$49
Euronet Worldwide *	8,088	521
Everi Holdings *	7,316	38
EVERTEC	10,200	185
Everyday Health *	6,300	61
Exar *	4,992	29
ExlService Holdings *	5,323	193
Extreme Networks *	10,187	31
Fabrinet *	5,515	110
FactSet Research Systems	6,486	1,024
Fair Isaac	4,791	410
Fairchild Semiconductor International, Cl A *	19,009	259
FARO Technologies *	2,208	86
FEI	6,452	487
Finisar *	15,454	238
FireEye * (A)	21,300	805
FleetCor Technologies *	14,673	2,189
FleetMatics Group *	5,778	259
FormFactor *	6,967	46
Forrester Research	1,564	49
Fortinet *	23,299	982
Freescale Semiconductor *	18,507	661
Gartner *	12,837	1,098
Genpact *	27,750	638
Gigamon *	5,400	123
Global Payments	10,228	1,139
Globant *	2,400	65
Glu Mobile *	16,800	77
GoDaddy, Cl A *	3,600	90
Gogo * (A)	9,200	146
GrubHub *	11,600	307
GSI Group *	5,462	71
GTT Communications *	5,300	117
Guidance Software *	594	4
Guidewire Software *	11,869	664
Hackett Group	3,300	46
Harmonic *	14,394	83
Heartland Payment Systems	6,511	388
HomeAway *	13,977	401
HubSpot *	2,900	137
IAC	11,321	790
II-VI *	8,943	151
Immersion *	3,567	41
Imperva *	4,583	273
Infinera *	22,884	499
Infoblox *	10,603	204
Ingram Micro, Cl A	24,446	661
Inphi *	4,962	118
Insight Enterprises *	7,198	182
Integrated Device Technology *	23,345	443
Integrated Silicon Solution	3,805	84
Interactive Intelligence Group *	2,268	79
InterDigital	6,130	303

Description	Shares	Market Value ($ Thousands)

Internap Network Services *	8,784	$70
Intersil, Cl A	19,572	206
Intralinks Holdings *	3,326	34
InvenSense, Cl A *	9,677	99
IPG Photonics *	5,820	491
Itron *	5,411	162
Ixia *	12,258	190
IXYS	1,980	23
j2 Global	8,357	581
Jabil Circuit	29,900	579
Jack Henry & Associates	12,619	858
Jive Software *	7,834	35
Keysight Technologies *	26,100	836
Kimball Electronics *	3,093	36
King Digital Entertainment (A)	12,400	165
Knowles * (A)	15,800	257
Kopin *	8,823	27
KVH Industries *	1,997	22
Lattice Semiconductor *	16,962	71
Leidos Holdings	10,350	436
Lexmark International, Cl A	9,980	299
Limelight Networks *	15,000	36
LinkedIn, Cl A *	17,206	3,107
Lionbridge Technologies *	7,618	41
Liquidity Services *	2,222	17
Littelfuse	3,703	332
LivePerson *	8,091	74
LogMeIn *	4,513	281
Lumentum Holdings *	8,140	161
Luxoft Holding, Cl A *	2,800	171
MA-COM Tech *	3,600	106
Manhattan Associates *	11,380	665
ManTech International, Cl A	2,822	77
Marchex, Cl B	2,900	11
Marin Software *	1,400	5
Marketo *	5,400	151
Marvell Technology Group	68,902	777
Maxim Integrated Products	43,904	1,478
MAXIMUS	10,216	619
MaxLinear, Cl A *	5,544	55
Mentor Graphics	15,740	407
Mercury Systems *	6,123	97
Mesa Laboratories	300	33
Methode Electronics	6,984	186
Microsemi *	16,514	524
MicroStrategy, Cl A *	1,653	328
Millennial Media *	3,000	4
MKS Instruments	8,323	280
Model N *	900	9
ModusLink Global Solutions *	6,400	20
MoneyGram International *	2,905	25
Monolithic Power Systems	5,751	277
Monotype Imaging Holdings	6,860	145

19	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Monster Worldwide *	12,508	$91
MTS Systems	1,989	118
Multi-Fineline Electronix *	1,200	19
Nanometrics *	3,644	51
National Instruments	17,467	510
NCR *	26,183	657
NeoPhotonics *	8,500	62
NETGEAR *	4,892	149
NetScout Systems *	15,358	561
NetSuite *	6,203	551
NeuStar, Cl A *	10,532	294
Newport *	5,995	92
NIC	10,822	204
Nimble Storage *	7,800	208
Nuance Communications *	41,081	677
NVE	694	36
Oclaro *	11,100	30
OmniVision Technologies *	8,142	195
ON Semiconductor *	66,300	633
OPOWER *	7,200	65
OSI Systems *	3,768	275
Palo Alto Networks *	11,233	1,845
Pandora Media *	35,471	636
Park Electrochemical	1,982	35
Paycom Software *	4,900	189
PC Connection	831	17
PDF Solutions *	4,653	57
Pegasystems	5,136	126
Perficient *	6,700	111
Pericom Semiconductor	4,211	51
Photronics *	14,429	131
Plantronics	6,969	370
Plexus *	5,828	222
PMC-Sierra *	32,354	203
Polycom *	25,247	272
Power Integrations	5,689	223
Progress Software *	9,758	264
Proofpoint *	7,000	394
PROS Holdings *	3,399	75
PTC *	18,490	612
Q2 Holdings *	2,400	63
QAD, Cl A	2,900	73
Qlik Technologies *	15,625	592
QLogic *	13,122	136
Qualys *	3,800	110
Quantum *	41,478	49
QuinStreet *	1,186	7
Rackspace Hosting *	20,077	611
Rambus *	16,110	216
RealD *	7,764	73
RealNetworks *	844	4
RealPage *	7,046	130
Reis	500	12

Description	Shares	Market Value ($ Thousands)

RetailMeNot *	8,100	$73
RingCentral, Cl A *	8,300	143
Rocket Fuel *	2,100	13
Rofin-Sinar Technologies *	3,515	90
Rogers *	2,493	139
Rovi *	13,934	154
Rubicon Project *	4,000	58
Ruckus Wireless *	15,217	172
Rudolph Technologies *	5,507	70
Sabre	17,600	479
Sanmina *	12,666	244
Sapiens International	5,300	62
ScanSource *	4,096	156
Science Applications International	7,842	382
SciQuest *	2,538	28
Seachange International *	3,843	23
Semtech *	12,675	215
ServiceNow *	23,769	1,687
ServiceSource International *	9,746	46
ShoreTel *	5,870	44
Shutterstock *	2,697	90
Sigma Designs *	5,500	54
Silicon Graphics International *	3,190	16
Silicon Laboratories *	7,082	308
SolarWinds *	10,360	412
Solera Holdings	10,327	497
Sonus Networks *	5,720	40
Splunk *	19,384	1,201
SPS Commerce *	2,129	145
SS&C Technologies Holdings	13,309	902
Stamps.com *	2,355	194
Stratasys *	7,069	217
SunEdison * (A)	42,109	438
SunPower, Cl A * (A)	7,836	190
Super Micro Computer *	4,851	133
Sykes Enterprises *	6,211	156
Synaptics *	6,287	441
Synchronoss Technologies *	5,397	218
SYNNEX	5,070	401
Synopsys *	23,952	1,124
Syntel *	4,854	216
Tableau Software, Cl A *	7,700	725
Take-Two Interactive Software *	12,839	374
Tangoe *	4,655	35
Tech Data *	6,265	409
TechTarget *	4,700	43
TeleCommunication Systems, Cl A *	11,300	40
Telenav *	3,400	24
TeleTech Holdings	3,427	93
Teradyne	32,200	581
Tessera Technologies	8,730	286
Textura *	2,200	57
TiVo *	14,386	131

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Travelzoo *	287	$3
Trimble Navigation *	40,120	758
TrueCar *	7,600	45
TTM Technologies *	7,087	48
Twitter *	89,600	2,490
Tyler Technologies *	5,687	785
Ubiquiti Networks (A)	6,000	211
Ultimate Software Group *	4,435	781
Ultra Clean Holdings *	4,452	30
Ultratech *	2,968	51
Unisys *	7,183	95
Universal Display *	6,308	232
Vantiv, Cl A *	23,308	1,026
Varonis Systems *	1,500	30
Vasco Data Security International * (A)	4,254	71
Veeco Instruments *	7,001	162
VeriFone Holdings *	19,229	601
Verint Systems *	10,350	552
ViaSat *	6,256	368
Viavi Solutions *	40,700	219
Violin Memory * (A)	9,300	16
VirnetX Holding *	4,742	17
Virtusa *	4,649	246
Vishay Intertechnology (A)	22,517	222
Vishay Precision Group *	464	5
VMware, Cl A *	12,617	999
Web.com Group *	7,239	156
WebMD Health, Cl A *	7,127	293
WEX *	5,976	565
Wix.com *	4,200	83
Workday, Cl A *	16,989	1,194
Xcerra *	7,941	50
XO Group *	4,415	65
Xoom *	3,570	89
Yelp, Cl A *	9,998	243
Yodlee *	5,600	91
Zebra Technologies, Cl A *	8,564	710
Zendesk *	8,300	172
Zillow Group * (A)	14,782	365
Zillow Group, Cl A * (A)	7,391	188
Zix *	6,113	27
Zynga, Cl A *	119,074	301

		107,041

Materials — 4.6%
A. Schulman	4,729	162
AEP Industries *	180	10
AK Steel Holding *	24,300	75
Albemarle	17,364	785
Allegheny Technologies	16,900	326
American Vanguard	3,999	53
AptarGroup	10,266	692
Ashland	10,408	1,093
Axalta Coating Systems *	15,600	455

Description	Shares	Market Value ($ Thousands)

Axiall	12,425	$314
Balchem	5,088	298
Bemis	15,700	666
Berry Plastics Group *	18,438	546
Boise Cascade *	5,970	194
Cabot	11,432	387
Calgon Carbon	8,218	134
Carpenter Technology	8,701	339
Celanese, Cl A	23,692	1,437
Century Aluminum *	6,659	37
Chase	800	32
Chemours	27,900	270
Chemtura *	10,729	292
Clearwater Paper *	2,951	165
Cliffs Natural Resources (A)	18,900	75
Coeur Mining *	26,161	88
Commercial Metals	19,541	307
Compass Minerals International	5,940	481
Crown Holdings *	21,535	1,067
Cytec Industries	11,234	834
Deltic Timber	1,596	99
Domtar	11,350	456
Eagle Materials	8,583	702
Ferro *	14,205	175
Flotek Industries *	6,296	123
FutureFuel	3,876	39
Glatfelter	5,471	99
Globe Specialty Metals	11,102	153
Graphic Packaging Holding	50,817	717
Greif, Cl A	4,419	129
H.B. Fuller	8,233	298
Handy & Harman *	800	20
Hawkins	1,773	67
Haynes International	2,823	108
Headwaters *	10,820	218
Hecla Mining	65,556	135
Horsehead Holding * (A)	7,009	57
Huntsman	34,624	572
Innophos Holdings	2,889	139
Innospec	3,113	153
Intrepid Potash *	7,060	56
Kaiser Aluminum	3,354	280
KapStone Paper and Packaging	12,542	273
KMG Chemicals	2,509	51
Koppers Holdings	4,773	99
Kraton Performance Polymers *	4,880	103
Kronos Worldwide	3,484	26
Louisiana-Pacific *	22,942	377
LSB Industries *	2,939	70
Materion	3,474	108
Minerals Technologies	6,224	335
Myers Industries	3,418	49
Neenah Paper	2,593	150

21	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

NewMarket	1,397	$535
Olin (A)	14,116	282
Olympic Steel	1,927	25
OM Group	5,583	187
OMNOVA Solutions *	7,567	48
Packaging Corp of America	15,149	1,017
Patrick Industries *	1,950	74
Platform Specialty Products *	20,200	387
PolyOne	14,132	459
Quaker Chemical	1,934	153
Rayonier Advanced Materials	4,917	34
Real Industry *	7,000	68
Reliance Steel & Aluminum	11,438	665
Rentech *	3,727	26
Royal Gold	11,102	534
RPM International	20,588	903
Ryerson Holding *	1,400	11
Schnitzer Steel Industries, Cl A	3,456	60
Schweitzer-Mauduit International	4,938	174
Scotts Miracle-Gro, Cl A	7,159	445
Senomyx * (A)	4,900	33
Sensient Technologies	8,135	530
Silgan Holdings	7,030	368
Sonoco Products	15,621	614
Southern Copper (A)	17,629	470
Steel Dynamics	37,337	727
Stepan	2,725	123
Stillwater Mining *	18,980	181
Summit Materials, Cl A *	3,900	91
SunCoke Energy	8,646	99
Tahoe Resources	23,588	197
TimkenSteel	7,904	141
Trecora Resources *	2,517	33
Tredegar	2,341	34
Trinseo * (A)	2,300	67
Tronox, Cl A	10,100	81
United States Steel (A)	25,200	413
US Concrete *	3,000	155
Valspar	12,526	918
Wausau Paper	4,619	36
Westlake Chemical	6,210	343
Worthington Industries	7,502	192
WR Grace *	11,224	1,111

		31,094

Telecommunication Services — 1.2%
8x8 *	10,914	84
Atlantic Telegraph-Network	1,367	98
Boingo Wireless *	2,700	20
Cincinnati Bell *	30,086	103
Cogent Communications Holdings	8,804	244
Consolidated Communications Holdings	7,576	148
FairPoint Communications *	4,570	75
General Communication, Cl A *	4,403	74

Description	Shares	Market Value ($ Thousands)

Globalstar *	73,600	$130
Hawaiian Telcom Holdco *	905	20
IDT, Cl B	3,103	48
inContact *	7,628	58
Inteliquent	7,353	135
Intelsat * (A)	5,200	50
Iridium Communications * (A)	11,746	87
Lumos Networks	2,271	27
NTELOS Holdings *	1,498	14
ORBCOMM *	7,786	47
Pacific DataVision *	2,000	64
Premiere Global Services *	5,618	61
SBA Communications, Cl A *	20,719	2,449
Shenandoah Telecommunications	2,752	106
Spok Holdings	4,132	68
Sprint *	126,990	643
Straight Path Communications * (A)	2,600	59
Telephone & Data Systems	14,055	400
T-Mobile US *	42,405	1,680
US Cellular *	1,452	54
Vonage Holdings *	30,720	170
Windstream Holdings (A)	14,883	107
Zayo Group Holdings *	22,200	621

		7,944

Utilities — 3.2%
Abengoa Yield (A)	7,600	173
ALLETE	7,870	376
Alliant Energy	17,418	987
American States Water	6,574	248
American Water Works	27,818	1,445
Aqua America	27,537	698
Artesian Resources, Cl A	284	6
Atlantic Power (A)	12,421	29
Atmos Energy	15,582	854
Avista	9,252	290
Black Hills	7,302	290
California Water Service Group	7,141	147
Calpine *	57,472	916
Chesapeake Utilities	3,115	154
Cleco	10,522	564
Connecticut Water Service	1,906	66
Dynegy, Cl A *	19,300	497
El Paso Electric	6,836	242
Empire District Electric	6,356	138
Great Plains Energy	24,123	601
Hawaiian Electric Industries	18,758	530
IDACORP	8,824	524
ITC Holdings	23,975	784
Laclede Group	7,003	371
MDU Resources Group	29,932	536
MGE Energy	5,914	227
Middlesex Water	2,701	62
National Fuel Gas	13,088	706

22	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

New Jersey Resources	13,594	$384
Northwest Natural Gas	5,276	232
NorthWestern	8,346	431
NRG Yield, Cl A (A)	7,000	110
NRG Yield, Cl C	12,100	194
OGE Energy	30,876	866
ONE Gas	9,300	400
Ormat Technologies (A)	5,434	191
Otter Tail	4,846	125
Pattern Energy Group, Cl A	7,000	159
Piedmont Natural Gas	13,692	528
PNM Resources	13,017	333
Portland General Electric	13,800	477
Questar	27,408	529
SJW	2,464	71
South Jersey Industries	12,196	294
Southwest Gas	8,241	454
Talen Energy *	13,600	194
TerraForm Power, Cl A	7,900	178
UGI	26,696	910
UIL Holdings	9,050	412
Unitil	1,358	49
Vectren	14,343	577
Vivint Solar * (A)	4,900	61
Westar Energy, Cl A	22,070	807
WGL Holdings	8,261	448
York Water	752	16

		21,891

Total Common Stock (Cost $639,029) ($ Thousands)		668,708

	Number Of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources # * (A)	1,239	—
Tejon Ranch # *	96	—

Total Warrants (Cost $—) ($ Thousands)		—

	Number Of Rights

RIGHTS — 0.0%

Bermuda — 0.0%
Central European Media Enterprises # *	112	—

United States — 0.0%
CHC Group # *	7,800	—
Chelsea Therapeutics International # *	4,000	—
Durata Therapeutics # *	800	—
Furiex Pharmaceuticals # *	942	—
Leap Wireless # *	7,532	—

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
	Number Of Rights

Trius Contingent Value # *	2,885	$—

Total Rights (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 4.7%
SEI Liquidity Fund, L.P.
0.060% ** † (C)	31,599,665	31,600

Total Affiliated Partnership (Cost $31,600) ($ Thousands)		31,600

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.020% ** †	8,547,483	8,547

Total Cash Equivalent (Cost $8,547) ($ Thousands)		8,547

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
0.071%, 12/17/2015 (D) (E)	$300	300
0.004%, 10/29/2015 (D) (E)	100	100
0.000%, 10/01/2015 (D) (E)	510	510

Total U.S. Treasury Obligations (Cost $910) ($ Thousands)		910

Total Investments — 104.7% (Cost $680,086) ($ Thousands) §		$709,765

A list of the open futures contracts held by the Fund at August 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	36	Sep-2015	$(312)
S&P Mid 400 Index E-MINI	41	Sep-2015	(408)

			$(720)

For the period ended August 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $678,078 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2015.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
#	Expiration date is unavailable.

23	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

August 31, 2015

(A)	This security or a partial position of this security is on loan at August 31, 2015. The total market value of securities on loan at August 31, 2015 was $30,604 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2015 was $31,600 ($ Thousands).

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	The rate reported is the effective yield at time of purchase.

§	At August 31, 2015, the tax basis cost of the Fund’s investments was $680,086 ($ Thousands), and the unrealized appreciation and depreciation were $92,658 ($ Thousands) and $(62,979) ($ Thousands), respectively.

Cl — Class

L.P. — Limited Partnership

Ser — Series

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$668,708	$—	$—	$668,708
Warrants	—	—	—	—
Rights	—	—	—	—
Affiliated Partnership	—	31,600	—	31,600
Cash Equivalent	8,547	—	—	8,547
U.S. Treasury Obligations	—	910	—	910

Total Investments in Securities	$677,255	$32,510	$—	$709,765

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(720)	$—	$—	$(720)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended August 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2015, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

24	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

August 31, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.0%

Consumer Discretionary — 12.3%
1-800-Flowers.com, Cl A *	33,956	$285
2U *	48,237	1,687
AMC Entertainment Holdings, Cl A	4,050	117
American Axle & Manufacturing Holdings *	29,539	597
American Eagle Outfitters	14,035	239
America’s Car-Mart *	3,053	109
Ascena Retail Group *	1,918	23
Bassett Furniture Industries	2,899	84
bebe stores	4,724	7
Big 5 Sporting Goods	19,100	220
Big Lots (A)	18,765	901
Bloomin’ Brands	15,100	313
Blue Nile *	3,803	130
Boyd Gaming *	41,348	666
Bravo Brio Restaurant Group *	67,623	862
Brinker International	7,700	409
Brunswick	36,816	1,830
Buffalo Wild Wings *	1,184	225
Build-A-Bear Workshop, Cl A *	13,000	255
Burlington Stores *	26,549	1,409
Caleres	8,800	293
Callaway Golf	112,125	992
Capella Education	3,789	184
Career Education *	40,935	152
Carmike Cinemas *	96,100	2,292
Carriage Services, Cl A	8,574	197
Cato, Cl A	8,600	302
Cavco Industries *	1,912	137
Central European Media Enterprises, Cl A *	22,499	50
Cherokee	2,982	77
Children’s Place Retail Stores	25,520	1,529
Christopher & Banks *	13,700	24
Chuy’s Holdings *	7,945	243
Citi Trends	11,202	296
ClubCorp Holdings	15,341	345
Columbia Sportswear	731	45
Container Store Group * (A)	36,639	620
Cooper Tire & Rubber	28,353	1,094
Cooper-Standard Holding *	7,000	402
Core-Mark Holding	1,713	103
Cracker Barrel Old Country Store (A)	1,908	275
Crocs *	29,800	439
CSS Industries	10,800	286
Culp	2,679	82
Dana Holdings	93,770	1,645
Dave & Buster’s Entertainment *	8,295	286
Deckers Outdoor *	5,300	341
Del Taco Restaurants *	18,625	236
Denny’s *	25,900	291
Destination XL Group *	54,200	328

Description	Shares	Market Value ($ Thousands)

Diamond Resorts International *	8,215	$209
DineEquity	213	20
Drew Industries	6,123	338
Entravision Communications, Cl A	60,509	487
Ethan Allen Interiors	38,394	1,142
Express *	118,250	2,412
Fiesta Restaurant Group *	7,689	397
Finish Line, Cl A	10,500	277
Five Below *	11,742	454
Fox Factory Holding *	3,415	51
Francesca’s Holdings *	3,400	38
Genesco *	16,745	1,003
Gentherm *	1,656	75
G-III Apparel Group *	6,610	458
Grand Canyon Education *	2,324	86
Gray Television *	41,188	477
Group 1 Automotive	6,100	533
Harte-Hanks	12,674	49
Haverty Furniture	13,467	311
Helen of Troy *	8,700	741
hhgregg * (A)	723	3
Hooker Furniture	2,214	53
Houghton Mifflin Harcourt *	15,588	352
Hyatt Hotels, Cl A *	1,150	59
Imax *	14,137	443
Installed Building Products *	10,453	279
Isle of Capri Casinos *	16,941	313
Jack in the Box	20,411	1,596
Jamba *	9,765	135
Journal Media Group	2,301	15
K12 *	31,300	414
Kate Spade *	26,204	497
Kirkland’s	13,947	311
Krispy Kreme Doughnuts *	127,198	2,180
La-Z-Boy, Cl Z	7,200	199
LGI Homes *	12,728	331
Libbey	62,956	2,218
LifeLock * (A)	4,846	41
Lithia Motors, Cl A	12,019	1,281
Loral Space & Communications *	8,854	480
Marriott Vacations Worldwide	2,800	199
MDC Partners, Cl A	118,200	2,322
Men’s Wearhouse	19,190	1,083
Meredith	27,680	1,307
Meritage Homes *	5,500	232
Metaldyne Performance Group	3,119	59
Modine Manufacturing *	20,005	178
Monarch Casino & Resort *	2,699	47
Morgans Hotel Group *	9,021	41
Motorcar Parts & Accessories *	2,592	83
NACCO Industries, Cl A	300	16
Nautilus *	17,089	261
New Home *	3,831	57

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Nexstar Broadcasting Group, Cl A	7,320	$340
Nutrisystem	11,068	310
Ollie’s Bargain Outlet Holdings *	18,556	332
Orbitz Worldwide *	9,042	104
Outerwall (A)	4,450	274
Overstock.com *	17,408	342
Oxford Industries	4,127	347
Penske Auto Group	13,834	700
Perry Ellis International *	6,351	157
PetMed Express (A)	9,357	155
Pinnacle Entertainment *	4,277	162
Pool	18,808	1,310
Popeyes Louisiana Kitchen *	740	41
Reading International, Cl A *	4,034	52
Red Robin Gourmet Burgers *	3,954	311
Rent-A-Center, Cl A	15,700	422
Rentrak * (A)	940	43
Restoration Hardware Holdings *	7,555	699
Ruth’s Hospitality Group	55,463	892
Ryland Group	47,245	2,043
Scientific Games, Cl A * (A)	4,243	47
Shoe Carnival	17,225	446
Shutterfly *	19,413	754
Sinclair Broadcast Group, Cl A	2,182	59
Six Flags Entertainment	7,571	340
Skechers U.S.A., Cl A *	4,227	595
Skullcandy *	31,207	219
Smith & Wesson Holding *	19,579	354
Sonic	8,150	220
Sportsman’s Warehouse Holdings *	19,363	250
Stage Stores	17,482	188
Starwood Hotels & Resorts Worldwide	1,200	86
Stein Mart	17,491	188
Steiner Leisure *	1,425	91
Steven Madden *	15,863	648
Stoneridge *	29,871	365
Strattec Security	146	9
Strayer Education *	6,168	322
Sturm Ruger (A)	1,351	85
TAL Education Group ADR *	7,804	239
Tenneco *	8,013	377
Tile Shop Holdings * (A)	9,709	116
Tilly’s, Cl A *	18,986	152
Tower International *	25,104	614
TRI Pointe Homes *	30,887	428
Tribune Publishing	53,200	627
Tumi Holdings *	3,179	63
Universal Electronics *	1,946	89
Vail Resorts	30,096	3,248
Vitamin Shoppe *	15,550	557
Wayfair, Cl A * (A)	36,122	1,347
Winmark	806	80

Description	Shares	Market Value ($ Thousands)

Wolverine World Wide	91,196	$2,458
ZAGG *	22,378	164

		75,458

Consumer Staples — 2.9%
Alico	888	37
B&G Foods, Cl A	2,198	67
Boston Beer, Cl A *	329	68
Calavo Growers	1,504	88
Cal-Maine Foods (A)	1,935	103
Casey’s General Stores	9,336	988
Coca-Cola Bottling	311	48
Craft Brew Alliance *	4,281	35
Darling Ingredients *	81,095	1,041
Dean Foods	1,431	23
Diamond Foods *	29,898	902
Farmer Bros *	2,745	63
Fresh Del Monte Produce	23,638	936
Freshpet * (A)	50,089	651
Ingles Markets, Cl A	12,734	633
Inventure Foods *	10,308	89
J&J Snack Foods	16,999	1,937
John B Sanfilippo & Son	12,321	637
Lancaster Colony	4,700	446
Landec *	129,175	1,718
Limoneira	2,408	46
Medifast *	18,962	527
National Beverage *	2,617	69
Natural Health Trends (A)	7,940	212
Omega Protein *	11,592	198
Pinnacle Foods	6,747	302
Post Holdings *	4,465	291
Roundy’s * (A)	16,200	40
Seneca Foods, Cl A *	3,900	115
SpartanNash	88,576	2,507
SUPERVALU *	128,950	1,062
Universal (A)	26,100	1,284
USANA Health Sciences *	4,162	610
Weis Markets	4,900	199

		17,972

Energy — 4.5%
Alberta Oilsands *	536,100	40
Alon USA Energy (A)	13,300	247
Approach Resources * (A)	422,600	1,082
Ardmore Shipping	47,900	537
Bill Barrett * (A)	411,700	2,252
Carrizo Oil & Gas *	6,569	239
Dawson Geophysical *	10,919	51
Delek US Holdings	29,118	896
DHT Holdings	36,400	260
Diamondback Energy	6,204	424
Dril-Quip *	8,679	598
Energy XXI Bermuda (A)	27,233	52
Exterran Holdings	49,475	1,104

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Forum Energy Technologies *	25,436	$400
GasLog	58,965	819
Green Plains Renewable Energy	15,300	325
Gulfport Energy *	18,200	652
Helix Energy Solutions Group *	95,750	665
Hercules Offshore *	69,300	5
Kinder Morgan Escrow	69,896	—
Laredo Petroleum * (A)	39,768	405
Matador Resources *	9,344	214
Matrix Service *	36,427	728
Memorial Resource Development *	56,295	1,093
Navigator Holdings *	62,700	1,022
Newpark Resources *	23,300	171
Northern Oil And Gas * (A)	39,500	238
Pacific Ethanol *	224,400	1,589
Parker Drilling *	86,900	293
PBF Energy, Cl A	24,800	742
PDC Energy *	22,060	1,239
REX American Resources *	3,220	173
Ring Energy *	82,670	847
Scorpio Tankers	276,700	2,618
StealthGas *	131,400	643
Superior Energy Services	11,800	188
TETRA Technologies *	344,965	2,653
Unit *	7,300	111
US Silica Holdings (A)	9,017	181
VAALCO Energy *	30,600	54
Warren Resources * (A)	47,900	29
Western Refining	3,118	134
Westmoreland Coal * (A)	113,800	1,728

		27,741

Financials — 26.6%
1st Source	6,820	204
Acadia Realty Trust ‡	61,345	1,813
Agree Realty ‡	9,967	284
AgroFresh Solutions *	21,901	214
Alexandria Real Estate Equities ‡	2,000	172
American Assets Trust ‡	52,645	2,028
American Campus Communities ‡	44,975	1,540
American Equity Investment Life Holding	16,200	393
AmTrust Financial Services	19,651	1,143
Anworth Mortgage Asset ‡	40,800	205
Apartment Investment & Management, Cl A ‡	5,106	184
Apollo Commercial Real Estate Finance ‡	26,900	440
Ares Capital	1,950	31
Argo Group International Holdings	19,744	1,105
Armada Hoffler Properties ‡	6,565	66
Ashford *	387	28
Ashford Hospitality Prime ‡	10,911	151
Ashford Hospitality Trust ‡	51,500	399
Aspen Insurance Holdings	9,500	436
Associated Banc	14,000	257
Atlas Financial Holdings *	3,472	56

Description	Shares	Market Value ($ Thousands)

AvalonBay Communities ‡	1,862	$307
Banco Latinoamericano de Comercio Exterior, Cl E	35,200	868
Bancorp *	2,400	18
Bancorpsouth	6,373	151
Bank of the Ozarks	71,717	2,998
Banner	7,948	353
BB&T	936	35
BBCN Bancorp	30,200	439
Berkshire Hills Bancorp	51,020	1,428
BGC Partners, Cl A	30,226	265
BioMed Realty Trust ‡	10,500	194
BlackRock Capital Investment	33,900	320
BofI Holding * (A)	11,247	1,303
Boston Private Financial Holdings	70,955	844
Boston Properties ‡	1,428	162
Brandywine Realty Trust ‡	23,900	290
Brixmor Property Group ‡	5,150	118
Camden National	4,600	184
Camden Property Trust ‡	1,100	79
Capital Bank Financial, Cl A *	25,882	796
Capstead Mortgage ‡	21,600	225
Care Capital Properties * ‡	885	28
CareTrust ‡	6,811	76
Cascade Bancorp *	167,160	904
CatchMark Timber Trust, Cl A ‡	156,400	1,575
Cathay General Bancorp	1,954	58
CBL & Associates Properties ‡	25,200	375
Cedar Realty Trust ‡	287,177	1,798
Central Pacific Financial	79,891	1,657
Chatham Lodging Trust ‡	19,711	452
CNO Financial Group	248,415	4,444
CoBiz Financial	138,561	1,785
Columbia Property Trust ‡	2,550	55
Community Trust Bancorp	9,240	324
Consolidated-Tomoka Land	1,269	70
Cousins Properties ‡	6,756	62
Cowen Group, Cl A *	3,409	18
CubeSmart ‡	30,920	782
Customers Bancorp *	88,200	2,162
CyrusOne ‡	800	25
CYS Investments ‡	47,300	369
DCT Industrial Trust ‡	2,000	64
DDR ‡	8,700	133
Diamond Hill Investment Group	566	110
DiamondRock Hospitality ‡	16,814	198
Dime Community Bancshares	18,500	315
Douglas Emmett ‡	67,545	1,866
Duke Realty ‡	6,447	116
DuPont Fabros Technology ‡	14,400	385
Dynex Capital ‡	28,900	194
Eagle Bancorp *	40,570	1,700
Easterly Government Properties ‡	6,587	103

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

EastGroup Properties ‡	27,806	$1,502
Education Realty Trust ‡	60,491	1,769
Employers Holdings	93,829	2,069
Endurance Specialty Holdings	12,072	770
EPR Properties ‡	29,695	1,511
Equity Commonwealth * ‡	75,700	1,945
Equity Lifestyle Properties ‡	1,450	81
Equity Residential ‡	4,287	306
Essex Property Trust ‡	526	113
Evercore Partners, Cl A	9,883	518
Extra Space Storage ‡	1,250	92
Ezcorp, Cl A *	8,000	51
FBR	59,775	1,311
FCB Financial Holdings, Cl A *	8,596	284
Federal Agricultural Mortgage, Cl C	13,600	322
Federated National Holding	15,608	342
FelCor Lodging Trust ‡	126,000	1,017
Fidelity & Guaranty Life	88,200	2,175
Fifth Street Asset Management, Cl A	3,477	29
Financial Engines (A)	33,669	1,093
First American Financial	45,100	1,752
First BanCorp *	13,292	53
First Commonwealth Financial	34,300	304
First Foundation *	20,200	428
First Industrial Realty Trust ‡	13,200	256
First Interstate Bancsystem, Cl A	36,500	974
First Merchants	1,400	36
First Midwest Bancorp	20,600	363
Flushing Financial	28,000	559
FNB (Pennsylvania)	13,400	168
FNFV Group *	85,300	1,234
Forest City Enterprises, Cl A *	57,860	1,246
Franklin Street Properties ‡	44,600	464
Fulton Financial	41,824	509
General Growth Properties ‡	6,076	154
Geo Group ‡	112,300	3,372
GFI Group *	12,421	75
Glacier Bancorp	71,990	1,872
Government Properties Income Trust ‡	14,600	231
Gramercy Property Trust ‡	64,425	1,424
Great Western Bancorp	10,784	271
Hancock Holding	17,400	489
Hanover Insurance Group	45,700	3,606
Hatteras Financial ‡	33,500	544
HCI Group	835	33
HCP ‡	4,298	159
Health Care ‡	4,682	297
Healthcare Realty Trust ‡	2,100	48
Hercules Technology Growth Capital	34,000	394
Heritage Insurance Holdings *	8,617	151
Hersha Hospitality Trust, Cl A ‡	14,150	346
Highwoods Properties ‡	60,249	2,286
Hilltop Holdings *	3,290	68

Description	Shares	Market Value ($ Thousands)

Home BancShares	61,175	$2,332
Home Loan Servicing Solutions	20,000	14
HomeStreet *	12,150	270
Horace Mann Educators	45,115	1,499
Hospitality Properties Trust ‡	8,200	211
Host Hotels & Resorts ‡	9,159	162
Iberiabank	28,955	1,763
Infinity Property & Casualty	6,495	502
Inland Real Estate ‡	61,826	520
International Bancshares	16,000	410
International FCStone *	5,651	149
Investment Technology Group	32,000	525
Investors Bancorp	162,831	1,918
Investors Real Estate Trust ‡	6,900	46
Janus Capital Group	10,861	162
Kemper	53,800	1,906
Kennedy-Wilson Holdings	75,000	1,797
Kimco Realty ‡	5,250	121
Kite Realty Group Trust ‡	3,850	91
Lakeland Bancorp	18,085	200
LaSalle Hotel Properties ‡	55,645	1,751
LendingTree *	2,434	258
Liberty Property Trust ‡	2,350	72
LTC Properties ‡	8,916	364
Macerich ‡	3,336	254
Maiden Holdings	154,200	2,210
MainSource Financial Group	28,000	580
MarketAxess Holdings	7,849	710
Medallion Financial (A)	23,200	165
Mercantile Bank	6,500	132
Meridian Bancorp	114,700	1,461
Mid-America Apartment Communities ‡	950	75
Mortgage Investment Trust ‡	14,400	238
National Bank Holdings, Cl A	42,865	865
National General Holdings	12,398	227
National Health Investors ‡	3,500	193
National Penn Bancshares	53,600	644
National Storage Affiliates Trust ‡	14,097	182
Navigators Group *	800	61
NBT Bancorp	32,200	834
Nelnet, Cl A	37,777	1,422
Northfield Bancorp	109,046	1,632
OceanFirst Financial	10,300	190
OFG Bancorp	21,400	185
Old National Bancorp	28,000	386
Oppenheimer Holdings, Cl A	7,500	150
PacWest Bancorp	45,144	1,925
Paramount Group ‡	3,900	64
Pebblebrook Hotel Trust ‡	68,668	2,614
PennantPark Investment	65,141	495
Pennsylvania Real Estate Investment Trust ‡	20,000	397
PennyMac Financial Services, Cl A *	5,095	88
PennyMac Mortgage Investment Trust ‡	24,200	365

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Piedmont Office Realty Trust, Cl A ‡	27,050	$459
Piper Jaffray *	6,900	289
Popular *	67,800	1,991
Potlatch ‡	2,211	73
PRA Group * (A)	906	48
Primerica	1,985	84
PrivateBancorp, Cl A	24,937	944
Prologis ‡	8,958	340
PS Business Parks ‡	5,680	414
Public Storage ‡	1,621	326
Pzena Investment Management, Cl A	5,197	53
Radian Group	113,530	2,041
RAIT Financial Trust ‡	6,566	34
RE, Cl A	20,864	765
Regency Centers ‡	1,815	108
RenaissanceRe Holdings	2,036	207
Renasant	47,600	1,492
Republic Bancorp, Cl A	11,400	285
Retail Opportunity Investments ‡	4,100	65
RLJ Lodging Trust ‡	15,375	423
Rouse Properties ‡	75,400	1,172
Safeguard Scientifics *	68,766	1,203
Saul Centers ‡	2,360	116
Select Income ‡	34,100	633
Selective Insurance Group	67,810	2,056
Senior Housing Properties Trust ‡	6,250	98
Signature Bank NY *	5,356	715
Simon Property Group ‡	3,191	572
SL Green Realty ‡	1,045	108
South State	9,164	689
Southwest Bancorp	2,224	37
Sovran Self Storage ‡	11,599	1,041
Starwood Waypoint Residential Trust ‡	67,100	1,616
State Bank Financial	103,900	2,099
Strategic Hotels & Resorts * ‡	30,312	409
Summit Hotel Properties ‡	47,900	581
Sunstone Hotel Investors ‡	127,115	1,758
Symetra Financial	29,321	923
Taubman Centers ‡	950	66
Texas Capital Bancshares *	12,536	675
THL Credit	41,800	521
Tompkins Financial	7,300	383
Two Harbors Investment ‡	63,200	598
UDR ‡	5,150	166
Union Bankshares	9,200	217
United Community Banks	93,800	1,836
United Insurance Holdings	10,303	135
Universal Health Realty Income Trust ‡	1,906	88
Universal Insurance Holdings	15,900	392
Urstadt Biddle Properties, Cl A ‡	8,961	161
Validus Holdings	10,300	456
Ventas ‡	3,540	195
Vornado Realty Trust ‡	1,850	161

Description	Shares	Market Value ($ Thousands)

Walker & Dunlop *	1,821	$44
Webster Financial	14,154	501
WesBanco	7,700	237
Western Alliance Bancorp *	82,090	2,505
Westwood Holdings Group	986	55
Winthrop Realty Trust ‡	21,600	309
WisdomTree Investments (A)	16,590	311
World Acceptance * (A)	3,200	120
WSFS Financial	65,475	1,803
Yadkin Financial	139,760	2,910

		163,094

Health Care — 14.2%
Abaxis	1,873	88
ABIOMED *	10,674	1,024
Acadia Healthcare * (A)	30,808	2,250
ACADIA Pharmaceuticals *	24,034	880
Accelerate Diagnostics *	2,351	46
Acceleron Pharma *	13,320	386
Accuray * (A)	359,700	2,478
Achillion Pharmaceuticals *	10,652	79
Acorda Therapeutics *	5,457	175
Addus HomeCare *	21,450	616
Adeptus Health, Cl A *	2,742	273
Advaxis *	2,952	44
Aerie Pharmaceuticals *	6,275	99
Affymetrix *	19,288	180
Agenus *	69,337	493
Air Methods *	15,878	595
Akorn *	3,198	127
Alder Biopharmaceuticals *	4,292	166
Alere *	10,600	551
AMAG Pharmaceuticals *	14,581	912
Amedisys *	2,500	97
Amicus Therapeutics *	29,394	423
AMN Healthcare Services *	11,431	384
Amsurg, Cl A *	4,779	375
Anacor Pharmaceuticals *	7,120	929
AngioDynamics *	9,051	134
Anika Therapeutics *	16,845	596
Anthera Pharmaceuticals *	8,157	56
Arena Pharmaceuticals * (A)	24,969	68
Array BioPharma *	11,740	69
Arrowhead Research * (A)	38,765	230
Atara Biotherapeutics *	1,366	55
AtriCure *	11,562	283
Atrion	334	129
Axovant Sciences *	17,256	207
Bellicum Pharmaceuticals *	12,291	210
BioCryst Pharmaceuticals *	5,165	60
BioDelivery Sciences International * (A)	15,967	108
Bio-Rad Laboratories, Cl A *	2,010	280
BioSpecifics Technologies *	8,581	426
BioTelemetry *	2,400	34

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Bluebird Bio *	1,746	$232
Cambrex *	24,496	1,171
Cara Therapeutics *	14,262	270
Cardiovascular Systems *	3,202	77
Catalent *	4,716	150
Celldex Therapeutics *	8,258	123
Cellular Biomedicine Group *	641	15
Cempra *	15,168	522
Centene *	4,318	266
Cepheid *	9,844	480
Chemed	3,200	436
Chimerix *	23,786	1,164
Cidara Therapeutics *	2,128	30
Clovis Oncology *	5,948	463
Coherus Biosciences *	27,141	749
Computer Programs & Systems	2,415	111
Concert Pharmaceuticals *	4,443	69
CONMED	37,260	1,977
Corcept Therapeutics *	6,155	31
CorMedix * (A)	39,826	109
Cyberonics *	1,606	105
Cynosure, Cl A *	4,572	145
Depomed *	7,603	205
Dermira *	577	15
DexCom *	7,073	666
Dicerna Pharmaceuticals *	4,443	49
Diplomat Pharmacy *	2,269	89
Durect *	28,350	58
Dyax *	10,978	253
Dynavax Technologies *	16,233	460
Eagle Pharmaceuticals *	8,406	660
Emergent Biosolutions *	16,700	556
Enanta Pharmaceuticals * (A)	13,891	542
Endocyte *	10,425	55
Endologix *	32,358	420
Ensign Group	9,563	449
Epizyme * (A)	3,055	61
Esperion Therapeutics * (A)	8,217	394
Evolent Health, Cl A *	25,887	440
Exact Sciences *	24,109	533
Exactech *	8,600	169
ExamWorks Group * (A)	12,181	436
Exelixis *	21,219	126
FibroGen *	23,206	569
Five Prime Therapeutics *	13,419	256
Flexion Therapeutics *	3,331	80
Fluidigm *	31,307	382
GenMark Diagnostics *	72,698	752
Geron *	20,544	62
Globus Medical, Cl A *	6,947	170
Greatbatch *	53,293	3,028
Halozyme Therapeutics * (A)	41,517	725
HealthSouth	57,836	2,470

Description	Shares	Market Value ($ Thousands)

HealthStream *	2,897	$72
Heron Therapeutics *	2,114	81
Heska *	1,041	35
Hill-Rom Holdings	5,080	268
HMS Holdings *	6,226	65
Horizon Pharma *	26,317	769
ICU Medical *	5,391	612
Ignyta *	36,156	495
ImmunoGen *	7,926	107
Impax Laboratories *	2,601	107
Infinity Pharmaceuticals *	11,078	98
Inogen *	682	34
Insmed *	58,085	1,420
Insulet *	32,047	952
Intersect ENT *	10,040	256
Intra-Cellular Therapies *	9,685	259
Intrexon * (A)	8,820	393
Invitae * (A)	21,422	219
Ironwood Pharmaceuticals, Cl A *	9,671	106
K2M Group Holdings *	33,358	708
Keryx Biopharmaceuticals * (A)	35,692	221
Kite Pharma * (A)	15,051	800
KYTHERA Biopharmaceuticals *	1,965	147
La Jolla Pharmaceutical *	1,702	61
Landauer	10,100	388
Lannett * (A)	9,403	451
LDR Holding *	16,974	633
LHC Group *	2,262	98
LifePoint Hospitals *	3,206	250
Ligand Pharmaceuticals, Cl B *	3,517	323
Lipocine *	18,274	269
Luminex *	5,625	103
MacroGenics *	4,257	112
Magellan Health Services *	16,245	910
MannKind * (A)	21,142	80
Masimo *	8,256	335
Medicines *	6,723	276
Medidata Solutions *	8,368	402
Merge Healthcare *	21,794	155
Meridian Bioscience	3,432	66
Merit Medical Systems *	13,511	307
Merrimack Pharmaceuticals * (A)	8,465	85
MiMedx Group *	8,885	86
Molina Healthcare *	11,757	877
Momenta Pharmaceuticals *	36,406	710
Myriad Genetics *	4,546	171
NantKwest *	5,340	91
National Healthcare	800	48
Natus Medical *	10,990	447
Navidea Biopharmaceuticals * (A)	39,357	74
Nektar Therapeutics * (A)	41,945	463
NeoGenomics *	22,355	136
Neurocrine Biosciences *	22,660	1,051

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Nevro *	18,488	$833
NewLink Genetics *	5,172	232
Northwest Biotherapeutics *	6,199	48
Novadaq Technologies * (A)	85,750	990
Novavax *	50,109	540
NuVasive *	2,496	132
NxStage Medical *	15,662	272
Ocata Therapeutics *	14,418	61
Ophthotech *	9,672	426
OPKO Health *	14,025	152
OraSure Technologies *	59,100	319
Orexigen Therapeutics * (A)	26,130	72
Orthofix International *	9,986	374
Osiris Therapeutics *	5,785	104
OvaScience * (A)	2,204	43
Owens & Minor	8,700	296
Pacira Pharmaceuticals *	2,704	156
PAREXEL International *	2,303	151
PDL BioPharma (A)	42,900	242
Peregrine Pharmaceuticals *	55,974	64
Pernix Therapeutics Holdings *	10,315	50
PharMerica *	13,900	455
Phibro Animal Health, Cl A	2,574	91
PhotoMedex * (A)	12,200	10
Portola Pharmaceuticals, Cl A *	21,074	994
Pozen * (A)	17,034	149
Prestige Brands Holdings *	2,354	109
Progenics Pharmaceuticals *	30,347	223
Prothena *	8,637	497
PTC Therapeutics *	4,799	183
Puma Biotechnology *	3,433	316
Radius Health *	5,741	349
RadNet *	15,830	97
Raptor Pharmaceutical *	7,269	88
Relypsa *	6,449	148
Repligen *	9,117	311
Retrophin *	20,867	572
Revance Therapeutics * (A)	16,794	508
Rockwell Medical *	21,559	258
Sage Therapeutics * (A)	15,199	821
Sagent Pharmaceuticals *	22,627	452
Sangamo BioSciences *	19,152	145
Sarepta Therapeutics *	3,485	124
Sciclone Pharmaceuticals *	85,304	670
Select Medical Holdings	52,900	682
Sorrento Therapeutics *	770	10
Spark Therapeutics *	723	32
STERIS (A)	12,411	795
Sucampo Pharmaceuticals, Cl A *	13,928	374
Supernus Pharmaceuticals *	32,775	595
Surgical Care Affiliates *	33,095	1,210
SurModics *	3,301	75
Symmetry Surgical *	17,275	155

Description	Shares	Market Value ($ Thousands)

Synergy Pharmaceuticals * (A)	49,193	$344
Syneron Medical *	62,858	593
Team Health Holdings *	3,048	179
Teladoc *	4,100	106
TESARO *	4,825	248
Tetraphase Pharmaceuticals *	17,950	779
TG Therapeutics * (A)	17,101	210
TherapeuticsMD *	67,533	414
Theravance (A)	6,167	86
Thoratec *	3,692	232
Threshold Pharmaceuticals *	32,712	137
Trevena *	3,296	20
Trinity Biotech ADR	120,500	1,851
Triple-S Management, Cl B *	10,594	223
Trupanion *	9,998	70
Ultragenyx Pharmaceutical *	8,159	911
Unilife * (A)	285,968	349
US Physical Therapy	5,631	259
Vanda Pharmaceuticals *	5,509	65
Vascular Solutions *	2,845	98
Veeva Systems, Cl A * (A)	44,295	1,147
Versartis * (A)	19,729	256
Vocera Communications *	4,864	57
WellCare Health Plans *	23,277	2,110
Xencor *	7,400	124
XenoPort *	13,994	94
Zeltiq Aesthetics *	7,954	257
ZIOPHARM Oncology * (A)	32,856	286
Zogenix *	16,575	319
ZS Pharma *	1,414	72

		87,073

Industrials — 14.2%
AAR	9,300	226
ACCO Brands *	93,068	707
Actuant, Cl A	25,704	551
Acuity Brands	10,505	2,047
Advanced Drainage Systems	20,210	574
Advisory Board *	2,192	107
Aegion, Cl A *	50,700	933
Air Transport Services Group *	107,400	976
Aircastle	24,400	507
Alamo Group	4,800	247
Alaska Air Group	7,600	569
Allegiant Travel, Cl A	766	156
Allied Motion Technologies	4,392	84
American Railcar Industries (A)	4,100	170
American Woodmark *	9,972	661
Apogee Enterprises	6,493	339
ARC Document Solutions *	143,000	949
ArcBest	11,300	326
Argan	11,295	442
Astronics *	1,505	78
Atlas Air Worldwide Holdings *	5,000	207

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Barnes Group	46,280	$1,788
Beacon Roofing Supply *	16,366	593
Blount International *	14,515	100
Briggs & Stratton	21,100	422
Brink’s	5,186	149
Builders FirstSource *	26,648	395
Caesarstone Sdot-Yam	13,094	521
Carlisle	10,309	1,038
Casella Waste Systems, Cl A *	11,526	71
CEB	12,226	876
Celadon Group	35,800	683
CIRCOR International	24,460	1,107
Comfort Systems USA	9,446	262
Commercial Vehicle Group *	11,561	59
Continental Building Products *	16,050	321
Covanta Holding	40,300	798
Covenant Transportation Group, Cl A *	5,975	141
CRA International *	1,048	24
Curtiss-Wright	26,528	1,743
Deluxe	9,899	574
Douglas Dynamics	8,299	184
Ducommun *	11,751	278
Dycom Industries *	5,999	426
Echo Global Logistics *	2,393	56
EMCOR Group	59,267	2,732
Energy Focus *	12,196	267
Ennis	16,700	273
Essendant	6,900	238
Esterline Technologies *	8,480	693
Exponent	2,600	111
Fortune Brands Home & Security	9,906	474
FreightCar America	110,637	2,384
G&K Services, Cl A	42,392	2,866
Generac Holdings * (A)	37,912	1,172
Global Brass & Copper Holdings	13,202	259
Global Power Equipment Group	35,900	165
GP Strategies *	2,329	57
Graco	9,316	643
Great Lakes Dredge & Dock *	510,400	2,833
H&E Equipment Services	11,012	228
Hawaiian Holdings *	53,272	1,207
HEICO	12,831	653
HEICO, Cl A	2,845	124
Heidrick & Struggles International	2,554	50
Herman Miller	13,800	374
Hexcel	21,905	1,057
Hillenbrand	2,321	63
Hub Group, Cl A *	8,578	323
Hyster-Yale Materials Handling	8,503	517
ICF International *	28,500	975
Insperity	10,915	484
Insteel Industries	4,078	71
Interface, Cl A	103,333	2,505

Description	Shares	Market Value ($ Thousands)

JetBlue Airways *	43,400	$969
John Bean Technologies	13,301	441
Kadant	42,596	1,895
KBR	41,900	731
KEYW Holding *	60,300	507
Kforce	20,023	536
Knoll	11,123	266
Kratos Defense & Security Solutions *	12,458	58
LB Foster, Cl A	6,900	124
Lennox International	10,157	1,199
Lindsay Manufacturing (A)	4,746	362
Lydall *	31,030	843
Masonite International *	9,632	636
Matson	32,150	1,212
Matthews International, Cl A	34,600	1,757
Meritor *	54,526	690
Middleby *	10,654	1,156
Miller Industries	2,441	53
Mobile Mini	6,291	214
Moog, Cl A *	5,605	354
MYR Group *	21,213	609
Navigant Consulting *	13,884	219
Nortek *	1,481	121
Northwest Pipe *	58,451	966
Old Dominion Freight Line *	9,497	632
On Assignment *	2,161	78
Orbital ATK	3,200	242
Orion Marine Group *	157,600	1,131
PAM Transportation Services *	1,865	72
PGT *	5,737	77
Pitney Bowes	58,100	1,151
Ply Gem Holdings *	5,806	79
Primoris Services	50,112	920
Proto Labs *	1,097	80
Quad, Cl A	14,200	205
Rand Logistics *	83,472	205
RBC Bearings *	992	61
Republic Airways Holdings *	9,300	28
Resources Connection	13,237	208
Rush Enterprises, Cl A *	40,252	1,027
Safe Bulkers (A)	24,292	81
Scorpio Bulkers *	362,900	595
SkyWest	22,700	361
SolarCity * (A)	6,200	299
Sparton *	2,937	68
Spirit Airlines *	27,896	1,430
Standex International	19,056	1,525
Steelcase, Cl A	43,097	760
Sunrun *	35,500	422
Swift Transportation, Cl A *	71,015	1,384
TAL International Group (A)	8,200	150
Taser International * (A)	3,534	83
Tennant	1,152	66

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Textainer Group Holdings	4,700	$83
Titan Machinery *	41,400	481
Toro	23,790	1,696
Trex *	21,503	834
Triumph Group	9,000	444
TrueBlue *	9,503	228
Tutor Perini *	102,800	1,819
UniFirst	1,329	144
US Ecology	9,151	457
USA Truck *	2,742	54
USG *	11,916	363
Viad	3,297	90
Wabash National *	34,700	424
Watsco	13,409	1,642
Werner Enterprises	24,600	652
XPO Logistics * (A)	22,843	802

		86,814

Information Technology — 15.9%
Acxiom *	130,300	2,731
Advanced Energy Industries *	17,644	428
Alliance Fiber Optic Products	27,279	514
Ambarella * (A)	6,025	576
American Software, Cl A	5,024	46
Amkor Technology *	95,402	515
Applied Micro Circuits *	110,300	645
Applied Optoelectronics * (A)	18,676	385
Aspen Technology *	25,591	969
Atmel	154,525	1,262
AVG Technologies *	21,714	502
Barracuda Networks *	24,886	654
Bel Fuse, Cl B	10,088	178
Belden	38,369	1,933
Benchmark Electronics *	36,400	778
Benefitfocus * (A)	12,000	440
Black Box	7,400	114
Blackhawk Network Holdings, Cl A *	2,436	96
Booz Allen Hamilton Holding, Cl A	39,673	1,059
Brightcove *	9,786	52
BroadSoft *	11,299	357
Cabot Microelectronics *	8,374	363
CACI International, Cl A *	2,200	173
Cadence Design Systems *	104,860	2,099
CalAmp *	4,901	81
Calix *	27,454	220
Callidus Software *	20,140	318
Carbonite *	16,285	179
Cascade Microtech *	2,858	44
Cavium *	26,442	1,799
Checkpoint Systems	10,884	88
CIBER *	300,300	1,027
Ciena * (A)	56,205	1,257
Cimpress *	8,318	582
Cirrus Logic *	16,493	497

Description	Shares	Market Value ($ Thousands)

Clearfield *	3,653	$62
CommScope Holding *	9,647	312
Computer Task Group	42,100	282
comScore *	8,860	463
Comtech Telecommunications	1,734	46
Constant Contact *	4,567	113
Cornerstone OnDemand *	33,512	1,198
CoStar Group *	6,214	1,100
Cray *	4,356	92
CSG Systems International	13,800	427
Datalink *	6,563	38
Demandware *	21,787	1,215
DHI Group *	45,822	357
Digi International *	100,300	1,027
Diodes *	30,426	599
Dot Hill Systems *	63,300	612
EarthLink Holdings	8,200	69
Ebix (A)	2,030	58
Ellie Mae *	9,520	690
EMCORE *	7,794	54
Endurance International Group Holdings *	3,076	47
Envestnet *	38,755	1,210
EPAM Systems *	9,450	667
ePlus *	9,087	688
Euronet Worldwide *	16,429	1,059
EVERTEC	2,082	38
Exar *	260,400	1,536
ExlService Holdings *	4,100	148
Extreme Networks *	59,900	180
Fabrinet *	29,855	594
Fair Isaac	2,778	238
FEI	2,252	170
Finisar *	27,300	421
Fitbit, Cl A * (A)	9,325	322
FleetMatics Group * (A)	23,109	1,034
FormFactor *	18,927	126
Forrester Research	2,898	92
Fortinet *	10,785	454
Gigamon *	17,297	394
GoDaddy, Cl A *	27,270	684
GrubHub *	29,033	768
Guidewire Software * (A)	43,082	2,409
HomeAway *	12,289	353
HubSpot * (A)	19,241	910
Hutchinson Technology *	9,809	15
Immersion *	32,584	378
Imperva *	27,527	1,640
Infinera *	22,296	487
Infoblox *	31,587	608
Inphi *	140,159	3,327
Insight Enterprises *	34,703	878
Integrated Device Technology *	43,479	826
Integrated Silicon Solution	21,800	479

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Interactive Intelligence Group *	7,613	$266
InterDigital	1,128	56
Intralinks Holdings *	100,555	1,030
j2 Global	30,743	2,139
Knowles * (A)	17,500	285
Kulicke & Soffa Industries *	23,600	249
Limelight Networks *	6,612	16
Littelfuse	15,930	1,430
LivePerson *	9,236	85
LogMeIn *	6,547	408
Luxoft Holding, Cl A *	7,671	469
MA-Com Technology Solutions *	28,738	848
Manhattan Associates *	14,886	870
Marketo *	28,750	805
Mattson Technology *	21,997	62
MAXIMUS	27,039	1,637
MaxLinear, Cl A *	27,576	274
Mentor Graphics	27,900	721
Mercury Systems *	15,800	250
Methode Electronics	17,403	462
Microsemi *	2,325	74
MicroStrategy, Cl A *	1,533	305
MKS Instruments	19,344	652
Model N *	5,679	58
MoneyGram International *	23,900	209
Monolithic Power Systems	20,539	988
Monotype Imaging Holdings	12,609	267
MTS Systems	2,047	122
Multi-Fineline Electronix *	9,887	158
NeoPhotonics *	27,764	201
NETGEAR *	14,300	434
NIC	4,661	88
Nimble Storage * (A)	55,223	1,472
NVE	1,443	76
OmniVision Technologies *	3,878	93
Paycom Software *	19,493	751
PDF Solutions *	3,866	47
Pericom Semiconductor	15,009	183
PFSweb *	10,176	133
Photronics *	47,354	431
Plantronics	19,184	1,020
Proofpoint *	23,861	1,344
Q2 Holdings *	14,929	391
QAD, Cl A	33,800	851
Qlik Technologies *	25,319	959
QLogic *	76,900	795
Qorvo *	2,513	139
Rambus *	8,939	120
Rapid7 *	19,197	405
RealD *	11,485	108
Reis	2,435	61
RingCentral, Cl A *	65,243	1,123
Rofin-Sinar Technologies *	1,275	33

Description	Shares	Market Value ($ Thousands)

Rubicon Project *	18,466	$266
Ruckus Wireless *	75,508	855
Rudolph Technologies *	28,399	362
Sanmina *	38,322	737
ScanSource *	348	13
Science Applications International	7,286	355
Shopify, Cl A * (A)	19,400	534
ShoreTel *	8,166	61
Sigma Designs *	41,895	413
Silicon Laboratories *	25,669	1,116
SPS Commerce *	10,999	748
Stamps.com *	9,363	771
Super Micro Computer *	10,594	290
SuperCom *	43,400	434
Sykes Enterprises *	21,500	541
Synaptics *	2,121	149
Synchronoss Technologies *	2,497	101
SYNNEX	4,400	348
Tableau Software, Cl A *	7,838	738
Tech Data *	8,900	581
TeleTech Holdings	15,717	425
Tessco Technologies	3,900	93
Tessera Technologies	17,700	580
Ultimate Software Group *	1,301	229
Ultra Clean Holdings *	4,512	31
Ultratech *	60,800	1,046
United Online *	4,651	51
Universal Display *	2,390	88
Vasco Data Security International * (A)	9,200	154
Verint Systems *	9,461	505
Virtusa *	1,200	63
Web.com Group *	3,245	70
WebMD Health, Cl A *	2,198	90
WEX *	10,111	956
Workiva, Cl A *	7,199	103
Xcerra *	207,600	1,300
XO Group *	15,094	221
Zendesk *	26,271	543

		97,369

Materials — 2.7%
A. Schulman	6,451	222
AEP Industries *	827	45
Allegheny Technologies	28,000	541
Ampco-Pittsburgh	5,400	67
Axiall	2,074	52
Balchem	2,279	133
Berry Plastics Group *	5,000	148
Boise Cascade *	1,825	59
Cabot	14,700	498
Carpenter Technology	20,500	799
Chemtura *	2,403	65
Clearwater Paper *	8,103	454
Core Molding Technologies *	3,346	73

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Deltic Timber	2,048	$127
Domtar	9,100	366
Eagle Materials	12,041	985
Ferro *	27,730	341
FutureFuel	5,300	53
Glatfelter	15,000	271
Globe Specialty Metals	14,374	197
Gold Resource (A)	18,719	45
H.B. Fuller	14,017	508
Hawkins	1,975	75
Innophos Holdings	5,336	257
Kaiser Aluminum	3,100	259
KMG Chemicals	816	17
Koppers Holdings	3,741	78
Kraton Performance Polymers *	600	13
Louisiana-Pacific *	34,521	568
Materion	973	30
Minerals Technologies	27,359	1,472
Myers Industries	6,712	96
Neenah Paper	9,663	558
NovaGold Resources *	157,600	588
Olin (A)	8,106	162
OMNOVA Solutions *	8,606	54
Patrick Industries *	14,208	537
PolyOne	47,430	1,540
Schweitzer-Mauduit International	4,500	159
Sensient Technologies	32,283	2,103
Silgan Holdings	25,624	1,342
Trecora Resources *	3,743	48
US Concrete *	10,565	547
Wausau Paper	8,912	69

		16,621

Telecommunication Services — 0.6%
Boingo Wireless *	99,695	753
Cincinnati Bell *	10,900	37
Cogent Communications Holdings	2,061	57
FairPoint Communications *	4,218	69
General Communication, Cl A *	7,390	125
IDT, Cl B	7,100	111
Inteliquent	40,345	739
Iridium Communications * (A)	125,700	937
Lumos Networks	9,385	110
Shenandoah Telecommunications	2,925	113
Spok Holdings	10,200	168
Vonage Holdings *	48,100	267

		3,486

Utilities — 3.1%
ALLETE	35,315	1,687
American States Water	6,050	229
Avista	24,200	760
Cadiz * (A)	113,600	912
California Water Service Group	5,200	107
Chesapeake Utilities	20,000	986

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Empire District Electric	27,993	$606
IDACORP	22,841	1,356
New Jersey Resources	14,800	418
NorthWestern	4,500	232
ONE Gas	6,729	289
Piedmont Natural Gas	27,600	1,065
PNM Resources	71,745	1,837
Portland General Electric	93,590	3,233
South Jersey Industries	48,645	1,172
Southwest Gas	50,480	2,781
Spark Energy, Cl A	2,938	45
Talen Energy *	7,487	107
UIL Holdings	11,500	524
WGL Holdings	5,678	308
York Water	2,588	55

		18,709

Total Common Stock (Cost $548,562) ($ Thousands)		594,337

EXCHANGE TRADED FUND — 0.3%
iShares Russell 2000 Growth Fund	11,648	1,668

Total Exchange Traded Fund (Cost $1,665) ($ Thousands)		1,668

CONVERTIBLE BOND — 0.0%
Eddie Bauer Holdings
5.250%, 04/01/2014 (B) (C)	$2,856	4

Total Convertible Bond (Cost $444) ($ Thousands)		4

	Number Of Rights
RIGHTS — 0.0%
United States — 0.0%
Allos Therapeutics # *	81,300	—
Furiex Pharmaceuticals # *	3,900	—

Total Rights (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 4.9%
SEI Liquidity Fund, L.P.
0.060% ** † (D)	30,085,267	30,085

Total Affiliated Partnership (Cost $30,085) ($ Thousands)		30,085

11	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

August 31, 2015

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.020% ** †	20,778,544	$20,779

Total Cash Equivalent (Cost $20,779) ($ Thousands)		20,779

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.110%, 02/04/2016 (E)	$690	689

Total U.S. Treasury Obligation (Cost $690) ($ Thousands)		689

Total Investments — 105.7% (Cost $602,225) ($ Thousands) §		$647,562

Percentages	are based on Net Assets of $612,837 ($ Thousands).

#	Expiration date is unavailable.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at August 31, 2015. The total market value of securities on loan at August 31, 2015 was $28,854 ($ Thousands).

(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2015 was $4 ($ Thousands) and represented 0.0% of Net Assets.

(C)	Security in default on interest payments.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2015 was $30,085 ($ Thousands).

(E)	The rate reported is the effective yield at time of purchase.

§	At August 31, 2015, the tax basis cost of the Fund’s investments was $602,225 ($ Thousands), and the unrealized appreciation and depreciation were $82,344 ($ Thousands) and $(37,007) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The following is a list of the level of inputs used as of August 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$594,337	$—	$—	$594,337
Exchange Traded Fund	1,668	—	—	1,668
Convertible Bond	—	—	4	4
Affiliated Partnership	—	30,085	—	30,085
Cash Equivalent	20,779	—	—	20,779
U.S. Treasury Obligation	—	689	—	689
Rights	—	—	—	—

Total Investments in Securities	$616,784	$30,774	$4	$647,562

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended August 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2015, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund

August 31, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.3%

Consumer Discretionary — 13.0%
1-800-Flowers.com, Cl A *	23,687	$199
2U *	3,568	125
Abercrombie & Fitch, Cl A (A)	110,700	2,199
AMC Entertainment Holdings, Cl A	20,552	596
American Axle & Manufacturing Holdings *	1,639	33
American Eagle Outfitters	76,799	1,307
America’s Car-Mart *	1,924	69
Arctic Cat	16,496	436
Ascena Retail Group *	1,191	14
Bassett Furniture Industries	3,289	95
Big 5 Sporting Goods	8,035	92
Big Lots (A)	31,543	1,514
Bloomin’ Brands	5,979	124
Blue Nile *	2,362	80
Boot Barn Holdings *	21,890	478
Bravo Brio Restaurant Group *	11,084	141
Bright Horizons Family Solutions *	13,559	829
Brunswick	5,597	278
Buffalo Wild Wings *	3,131	594
Build-A-Bear Workshop, Cl A *	6,600	129
Burlington Stores *	14,064	747
Cabela’s * (A)	18,975	853
Caleres	1,300	43
Callaway Golf	94,523	837
Capella Education	11,853	578
Career Education *	16,489	61
Carriage Services, Cl A	5,326	122
Cato, Cl A	5,500	193
Cavco Industries *	1,188	85
Central European Media Enterprises, Cl A *	13,975	31
Cherokee	1,852	47
Christopher & Banks *	4,169	7
Chuy’s Holdings *	1,871	57
Citi Trends	7,613	201
ClubCorp Holdings	6,522	147
Columbia Sportswear	740	45
Cooper Tire & Rubber	14,194	548
Core-Mark Holdings	13,455	809
Cracker Barrel Old Country Store (A)	2,242	323
Culp	3,049	94
Dave & Buster’s Entertainment *	3,525	121
Del Taco Restaurants *	7,919	101
Denny’s *	13,107	147
Diamond Resorts International *	31,826	808
Dorman Products * (A)	18,660	940
Drew Industries	1,070	59
DSW, Cl A	20,498	609
Entravision Communications, Cl A	31,983	257
Ethan Allen Interiors	13,229	394
Express *	47,174	962

Description	Shares	Market Value ($ Thousands)

Fiesta Restaurant Group *	2,641	$136
Five Below *	24,233	937
Fox Factory Holding *	2,479	37
Francesca’s Holdings *	1,600	18
Genesco *	9,550	572
Gentherm *	10,889	496
G-III Apparel Group *	3,095	215
Grand Canyon Education *	198	7
Gray Television *	26,546	308
Harte-Hanks	6,288	24
Haverty Furniture	4,136	96
Helen of Troy *	4,993	425
hhgregg * (A)	1,572	8
Hooker Furniture	2,154	51
Horizon Global *	37,266	390
Houghton Mifflin Harcourt *	14,603	330
Imax *	6,915	217
Installed Building Products *	4,444	119
Isle of Capri Casinos *	10,467	193
Jack in the Box	10,832	847
Jamba *	5,777	80
Kirkland’s	6,640	148
Krispy Kreme Doughnuts *	2,279	39
La Quinta Holdings *	26,708	503
La-Z-Boy, Cl Z	4,207	116
LGI Homes *	5,412	141
Libbey	5,099	180
LifeLock * (A)	3,010	25
Lithia Motors, Cl A	5,810	619
Loral Space & Communications *	5,459	296
Marriott Vacations Worldwide	10,357	735
Men’s Wearhouse	12,628	713
Metaldyne Performance Group	1,937	37
Modine Manufacturing *	9,015	80
Monarch Casino & Resort *	1,677	29
Morgans Hotel Group *	5,603	26
Motorcar Parts & Accessories *	1,610	51
National CineMedia	37,524	493
Nautilus *	8,826	135
New Home *	2,379	35
Nexstar Broadcasting Group, Cl A	13,414	623
Nutrisystem	4,904	137
Ollie’s Bargain Outlet Holdings *	18,280	327
Orbitz Worldwide *	15,057	173
Outerwall (A)	652	40
Overstock.com *	10,037	197
Oxford Industries	6,714	565
Papa John’s International	278	19
Penn National Gaming *	37,985	690
Perry Ellis International *	2,422	60
PetMed Express (A)	4,880	81
Pier 1 Imports (A)	38,951	397
Pinnacle Entertainment *	2,657	100

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Planet Fitness, Cl A *	21,009	$374
Pool	23,557	1,641
Popeyes Louisiana Kitchen *	459	26
Reading International, Cl A *	2,506	32
Red Robin Gourmet Burgers *	1,599	126
Rentrak * (A)	584	27
Restoration Hardware Holdings *	3,570	330
Ruth’s Hospitality Group	24,495	394
Scientific Games, Cl A * (A)	2,635	29
Select Comfort *	19,255	469
Shoe Carnival	3,798	98
Shutterfly *	6,065	236
Sinclair Broadcast Group, Cl A	1,356	36
Six Flags Entertainment	3,218	145
Skechers U.S.A., Cl A *	1,162	164
Skullcandy *	10,007	70
Smith & Wesson Holding *	2,223	40
SodaStream International * (A)	56,200	857
Sonic	3,464	94
Sportsman’s Warehouse Holdings *	7,008	91
Stein Mart	9,663	104
Steiner Leisure *	1,257	80
Steven Madden *	30,161	1,232
Stoneridge *	7,808	95
Strattec Security	121	8
Strayer Education *	3,902	204
Sturm Ruger	839	53
TAL Education Group ADR *	2,789	86
Tempur Sealy International *	9,353	683
Tenneco *	1,646	77
Texas Roadhouse, Cl A	17,390	626
Tile Shop Holdings * (A)	3,886	46
Tilly’s, Cl A *	12,435	100
Tower International *	8,689	212
Tumi Holdings *	1,974	39
Universal Electronics *	11,489	524
Vail Resorts	5,174	558
Vista Outdoor *	13,170	616
VOXX International, Cl A *	74,400	577
Wayfair, Cl A * (A)	1,612	60
Winmark	501	50
Wolverine World Wide	954	26
Zagg *	18,137	133
Zoe’s Kitchen * (A)	15,127	523

		44,865

Consumer Staples — 2.6%
Alico	359	15
Andersons	22,200	785
B&G Foods, Cl A	1,365	41
Boston Beer, Cl A *	205	42
Calavo Growers	934	54
Cal-Maine Foods (A)	1,202	64
Casey’s General Stores	9,196	974

Description	Shares	Market Value ($ Thousands)

Chefs’ Warehouse * (A)	19,379	$293
Coca-Cola Bottling	193	30
Craft Brew Alliance *	1,004	8
Darling International *	81,110	1,041
Dean Foods	10,312	170
Diamond Foods *	1,612	49
Farmer Bros *	1,705	39
Fresh Del Monte Produce	6,712	266
Freshpet * (A)	30,180	392
Ingles Markets, Cl A	1,023	51
Inventure Foods *	5,203	45
J&J Snack Foods	245	28
John B Sanfilippo & Son	6,679	345
Lancaster Colony	1,208	115
Landec *	2,841	38
Limoneira	1,495	28
Medifast *	10,527	292
National Beverage *	1,626	43
Natural Health Trends (A)	5,594	150
Omega Protein *	56,186	959
Pinnacle Foods	2,868	129
Post Holdings *	1,897	124
Snyder’s-Lance	27,635	933
SpartanNash	2,926	83
SUPERVALU *	10,107	83
TreeHouse Foods *	12,189	967
USANA Health Sciences *	2,653	389

		9,065

Energy — 3.1%
CARBO Ceramics	45,200	1,239
Carrizo Oil & Gas *	27,670	1,008
Delek US Holdings	2,833	87
Diamondback Energy	9,930	678
Dril-Quip *	6,003	414
Matador Resources *	22,783	522
Memorial Resource Development *	27,358	531
Oasis Petroleum * (A)	21,908	245
Oil States International *	23,640	671
Patterson-UTI Energy	21,530	351
PBF Energy, Cl A	61,300	1,834
REX American Resources *	2,186	117
Stone Energy *	86,105	488
Superior Energy Services	20,630	328
Tidewater (A)	83,165	1,491
US Silica Holdings (A)	3,634	73
Western Refining	2,237	96
World Fuel Services	11,051	427

		10,600

Financials — 18.9%
Agree Realty ‡	1,761	50
AgroFresh Solutions *	9,313	91
Altisource Residential, Cl B ‡	5,100	78
American Equity Investment Life Holding	6,460	157

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

American Homes 4 Rent, Cl A ‡	29,730	$475
Argo Group International Holdings	19,597	1,097
Armada Hoffler Properties ‡	2,292	23
Ashford Hospitality Prime ‡	1,925	27
Atlas Financial Holdings *	2,157	35
Banco Latinoamericano de Comercio Exterior, Cl E	2,000	49
Bancorp *	110,900	814
Bancorpsouth	3,917	93
Bank of the Ozarks	8,591	359
BankUnited	12,509	446
Banner	7,113	316
BGC Partners, Cl A	2,917	26
Blackstone Mortgage Trust, Cl A ‡	56,299	1,559
BofI Holding *	1,194	138
Boston Private Financial Holdings	34,579	411
Brandywine Realty Trust ‡	49,975	606
Capital Bank Financial, Cl A *	12,553	386
Capitol Federal Financial	56,625	682
Cathay General Bancorp	400	12
Cedar Realty Trust ‡	6,525	41
Central Pacific Financial	5,246	109
Chatham Lodging Trust ‡	5,000	115
Chemical Financial	1,068	34
Chesapeake Lodging Trust ‡	19,440	562
Columbia Banking System	21,030	637
Consolidated-Tomoka Land	788	43
Corporate Office Properties Trust ‡	36,751	773
CubeSmart ‡	5,200	131
CyrusOne ‡	3,759	119
DCT Industrial Trust ‡	20,510	659
Diamond Hill Investment Group	352	69
DiamondRock Hospitality ‡	12,002	141
Eagle Bancorp *	34,599	1,450
Easterly Government Properties ‡	4,091	64
EastGroup Properties ‡	6,510	352
Education Realty Trust ‡	26,468	774
Employers Holdings	26,404	582
Endurance Specialty Holdings	9,625	614
Equity One ‡	27,249	641
EverBank Financial	35,565	703
Evercore Partners, Cl A	12,740	667
FBL Financial Group, Cl A	10,500	599
FBR	20,800	456
FCB Financial Holdings, Cl A *	3,654	120
Federated Investors, Cl B (A)	14,654	454
Federated National Holding	9,600	210
Fifth Street Asset Management, Cl A	2,357	19
Financial Engines (A)	1,187	38
First BanCorp *	21,745	87
First Citizens BancShares, Cl A	194	46
First Commonwealth Financial	64,100	567
First Horizon National	72,998	1,061

Description	Shares	Market Value ($ Thousands)

First Interstate Bancsystem, Cl A	16,452	$439
First Midwest Bancorp	9,300	164
First NBC Bank Holding *	23,077	808
First Niagara Financial Group	250,160	2,314
FNB (Pennsylvania)	47,300	594
Fulton Financial	61,625	749
Genworth Financial, Cl A *	88,200	457
Geo Group ‡	9,700	291
GFI Group *	4,131	25
Great Western Bancorp	4,586	115
Green Dot, Cl A *	138,500	2,450
Hancock Holding	27,943	785
Hanover Insurance Group	28,543	2,252
HCI Group	256	10
Healthcare Realty Trust ‡	4,100	94
Heartland Financial USA	829	30
Hercules Technology Growth Capital	45,622	529
Heritage Insurance Holdings *	7,031	124
Highwoods Properties ‡	30,650	1,163
Hilltop Holdings *	2,070	43
HomeStreet *	5,165	115
Horace Mann Educators	43,558	1,447
Houlihan Lokey, Cl A *	14,314	315
Hudson Pacific Properties ‡	1,128	32
Iberiabank	33,060	2,013
Infinity Property & Casualty	14,594	1,128
Inland Real Estate ‡	20,794	175
International FCStone *	5,479	145
Investment Technology Group	14,200	233
Investors Bancorp	72,026	848
Janus Capital Group	10,558	157
LaSalle Hotel Properties ‡	1,636	51
LendingTree *	1,033	109
Lexington Realty Trust ‡	52,171	421
Manning & Napier, Cl A	29,640	284
MarketAxess Holdings	3,394	307
MB Financial	28,752	947
Medical Properties Trust ‡	43,565	508
Meta Financial Group	735	32
National General Holdings	5,271	97
National Health Investors ‡	82	4
National Penn Bancshares	77,814	935
National Storage Affiliates Trust ‡	8,756	113
Navigators Group *	2,770	211
NBT Bancorp	8,900	230
Nelnet, Cl A	7,519	283
OFG Bancorp (A)	298,000	2,575
PacWest Bancorp	22,412	956
Pebblebrook Hotel Trust ‡	6,965	265
PennyMac Financial Services, Cl A *	3,165	54
Physicians Realty Trust ‡	4,700	68
Piper Jaffray *	2,400	100
PRA Group *(A)	739	39

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

PrivateBancorp, Cl A	33,363	$1,263
PS Business Parks ‡	2,755	201
Pzena Investment Management, Cl A	3,228	33
QTS Realty Trust *	20,920	841
RLJ Lodging Trust ‡	7,381	203
S&T Bancorp	1,768	53
Saul Centers ‡	2,363	117
Selective Insurance Group	21,997	667
Signature Bank NY *	4,320	577
South State	5,846	439
Sovran Self Storage ‡	5,725	514
Sterling Bancorp	112,175	1,574
Stifel Financial *	10,036	468
Strategic Hotels & Resorts * ‡	21,996	297
Summit Hotel Properties ‡	3,600	44
Sunstone Hotel Investors ‡	10,898	151
SVB Financial Group *	4,906	614
Symetra Financial	9,172	289
TCF Financial	138,996	2,157
Texas Capital Bancshares *	600	32
United Community Banks	12,400	243
United Insurance Holdings	7,804	103
Universal Health Realty Income Trust ‡	909	42
Universal Insurance Holdings	4,926	121
Urstadt Biddle Properties, Cl A ‡	4,495	81
Validus Holdings	23,710	1,050
Walker & Dunlop *	1,928	47
Webster Financial	22,830	808
Western Alliance Bancorp *	35,772	1,092
Westwood Holdings Group	236	13
Wintrust Financial	14,149	722
WisdomTree Investments	8,829	166
WP GLIMCHER ‡	54,600	661

		65,183

Health Care — 15.6%
Abaxis	1,163	55
ABIOMED *	7,263	696
Acadia Healthcare *	15,107	1,103
ACADIA Pharmaceuticals *	3,180	116
Accelerate Diagnostics *	1,461	29
Achillion Pharmaceuticals *	19,865	147
Acorda Therapeutics *	3,215	103
Addus HomeCare *	9,838	283
Adeptus Health, Cl A *	1,166	116
Advaxis *	1,534	23
Aerie Pharmaceuticals *	2,007	32
Affymetrix *	1,906	18
Agenus *	28,658	204
Agios Pharmaceuticals * (A)	1,665	144
Aimmune Therapeutics *	8,138	172
Air Methods *	1,477	55
Akorn *	5,763	229
Alder Biopharmaceuticals *	9,332	362

Description	Shares	Market Value ($ Thousands)

Align Technology *	10,650	$603
Almost Family *	626	28
AMAG Pharmaceuticals *	6,473	405
Amedisys *	621	24
Amicus Therapeutics *	33,278	479
AMN Healthcare Services *	4,859	163
Amsurg, Cl A *	32,119	2,519
Anacor Pharmaceuticals *	6,476	845
Analogic	21,600	1,740
AngioDynamics *	38,768	572
Anika Therapeutics *	9,079	321
Anthera Pharmaceuticals *	9,142	62
Aratana Therapeutics *	17,329	306
Arena Pharmaceuticals * (A)	14,909	40
Array BioPharma *	7,292	43
Assembly Biosciences *	937	13
Atara Biotherapeutics *	748	30
AtriCure *	4,915	120
Atrion	47	18
BioCryst Pharmaceuticals *	3,208	37
BioDelivery Sciences International *	4,736	32
Bio-Rad Laboratories, Cl A *	853	119
BioSpecifics Technologies *	5,119	254
BioTelemetry *	1,368	20
Bluebird Bio *	741	99
Cambrex *	13,178	630
Cara Therapeutics *	6,064	115
Cardiovascular Systems *	15,217	366
Catalent *	3,073	98
Celldex Therapeutics *	4,322	64
Cellular Biomedicine Group *	1,254	29
Cempra *	8,968	308
Centene *	1,782	110
Cepheid *	4,977	243
Charles River Laboratories International *	15,270	1,052
Chiasma *	7,345	191
Chimerix *	6,688	327
Cidara Therapeutics *	736	10
Clovis Oncology *	2,891	225
Coherus Biosciences *	914	25
Community Health Systems *	14,700	789
Computer Programs & Systems	1,451	67
Concert Pharmaceuticals *	6,044	94
CONMED	3,524	187
Corcept Therapeutics *	10,646	53
CorMedix * (A)	37,117	102
Cyberonics *	997	65
Cynosure, Cl A *	2,491	79
DBV Technologies ADR *	4,988	195
Depomed *	4,492	121
Dermira *	311	8
DexCom *	11,641	1,096
Dicerna Pharmaceuticals *	3,341	37

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Diplomat Pharmacy * (A)	17,459	$689
Durect *	28,237	58
Dyax *	25,778	593
Dynavax Technologies *	7,583	215
Eagle Pharmaceuticals *	4,400	346
Emergent Biosolutions *	31,935	1,063
Enanta Pharmaceuticals *	3,203	125
Endocyte *	4,234	22
Endologix *	7,499	97
Ensign Group	5,898	277
Epizyme *	1,498	30
Esperion Therapeutics * (A)	3,540	170
Exact Sciences *	4,302	95
ExamWorks Group * (A)	4,228	151
Exelixis *	8,880	53
FibroGen *	2,199	54
Five Prime Therapeutics *	5,475	104
Flamel Technologies ADR *	9,610	213
Flexion Therapeutics *	2,521	61
Geron *	12,261	37
Glaukos *	7,996	235
Globus Medical, Cl A *	26,991	659
Greatbatch *	19,078	1,084
GW Pharmaceuticals ADR *	2,318	246
Halozyme Therapeutics *	4,943	86
HealthSouth	36,678	1,566
HealthStream *	1,800	45
HeartWare International * (A)	6,832	585
Heron Therapeutics *	8,513	327
Heska *	1,154	39
Hill-Rom Holdings	2,160	114
HMS Holdings *	3,867	40
ICON *	9,043	696
ICU Medical *	2,900	329
Ignyta *	3,816	52
ImmunoGen *	4,223	57
Impax Laboratories *	1,949	80
Infinity Pharmaceuticals *	4,881	43
Insmed *	4,574	112
Insulet *	2,580	77
Integra LifeSciences Holdings *	36,025	2,161
Intersect ENT *	4,267	109
Intra-Cellular Therapies *	4,752	127
Ironwood Pharmaceuticals, Cl A *	6,007	66
Isis Pharmaceuticals * (A)	3,482	175
Jazz Pharmaceuticals *	490	83
K2M Group Holdings *	19,289	409
Karyopharm Therapeutics * (A)	5,121	71
Kite Pharma * (A)	1,315	70
KYTHERA Biopharmaceuticals *	1,221	91
La Jolla Pharmaceutical *	757	27
Lannett * (A)	4,649	223
LDR Holding *	22,310	833

Description	Shares	Market Value ($ Thousands)

LHC Group *	3,723	$161
LifePoint Hospitals *	1,363	106
Ligand Pharmaceuticals, Cl B *	7,134	656
Lipocine *	7,770	114
Luminex *	1,102	20
MacroGenics *	2,682	71
MannKind * (A)	10,932	41
Masimo *	3,834	156
Medicines *	2,829	116
Medidata Solutions *	4,228	203
Merge Healthcare *	22,578	160
Meridian Bioscience	5,987	114
Merit Medical Systems *	5,743	131
Merrimack Pharmaceuticals *	5,258	53
MiMedx Group *	5,519	54
Molina Healthcare *	7,561	564
Momenta Pharmaceuticals *	15,519	303
Myriad Genetics *	3,191	120
Natus Medical *	5,523	225
Navidea Biopharmaceuticals * (A)	20,246	38
Nektar Therapeutics *	6,796	75
NeoGenomics *	7,885	48
Neovasc *	28,719	163
Neurocrine Biosciences *	14,369	666
Nevro *	13,616	613
NewLink Genetics *	1,506	68
Northwest Biotherapeutics * (A)	3,851	30
Novavax *	25,199	271
NuVasive *	2,477	131
NxStage Medical *	6,660	116
Ocata Therapeutics *	3,355	14
Ophthotech *	3,544	156
OraSure Technologies *	28,200	152
Orexigen Therapeutics * (A)	6,024	17
Orthofix International *	6,349	238
Osiris Therapeutics *	1,893	34
Otonomy *	8,586	195
OvaScience * (A)	1,269	25
Pacira Pharmaceuticals *	1,680	97
PAREXEL International *	1,720	113
Peregrine Pharmaceuticals *	17,973	21
PerkinElmer	19,004	925
Pernix Therapeutics Holdings *	5,124	25
Phibro Animal Health, Cl A	1,599	56
Portola Pharmaceuticals, Cl A *	1,989	94
Pozen * (A)	12,367	108
Premier, Cl A *	15,273	544
Prestige Brands Holdings *	15,757	733
Progenics Pharmaceuticals *	12,901	95
Prothena *	3,981	229
PTC Therapeutics *	8,089	309
Radius Health *	4,483	273
RadNet *	8,849	54

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Raptor Pharmaceutical *	6,346	$77
Relypsa *	2,379	55
Repligen *	2,516	86
Retrophin *	12,072	331
Rockwell Medical *	10,002	120
Sage Therapeutics *	7,072	382
Sangamo BioSciences *	4,203	32
Sarepta Therapeutics *	2,065	74
Sciclone Pharmaceuticals *	32,643	257
Sirona Dental Systems *	6,064	578
Sorrento Therapeutics *	1,242	16
Spark Therapeutics *	449	20
STERIS (A)	7,389	473
Sucampo Pharmaceuticals, Cl A *	5,062	136
Supernus Pharmaceuticals *	14,761	268
Surgical Care Affiliates *	3,525	129
SurModics *	1,473	33
Synergy Pharmaceuticals * (A)	21,847	153
Team Health Holdings *	18,120	1,064
Teleflex	5,255	687
TESARO *	7,043	363
Tetraphase Pharmaceuticals *	15,603	677
TG Therapeutics *	7,269	89
TherapeuticsMD *	8,766	54
Theravance (A)	3,830	53
Thoratec *	2,216	139
Threshold Pharmaceuticals *	9,108	38
Trevena *	6,619	40
Triple-S Management, Cl B *	7,316	154
Trupanion *	2,601	18
Ultragenyx Pharmaceutical *	8,591	959
US Physical Therapy	2,392	110
Vanda Pharmaceuticals *	3,122	37
Vascular Solutions *	1,767	61
Vocera Communications *	2,820	33
WellCare Health Plans *	2,872	260
Xencor *	16,701	280
XenoPort *	9,011	61
Zeltiq Aesthetics *	3,381	109
ZIOPHARM Oncology * (A)	15,681	137
Zogenix *	7,047	135
ZS Pharma *	878	45

		53,752

Industrials — 17.3%
Acacia Research	159,100	1,515
ACCO Brands *	194,988	1,482
Actuant, Cl A	73,103	1,567
Acuity Brands	794	155
Advisory Board *	1,241	60
AGCO	8,912	437
Air Transport Services Group *	1,585	14
Allegiant Travel, Cl A	514	104
Allied Motion Technologies	4,464	85

Description	Shares	Market Value ($ Thousands)

Altra Industrial Motion	17,904	$448
American Woodmark *	6,068	402
Apogee Enterprises	14,548	759
Argan	6,271	246
Astronics *	9,355	483
Astronics, Cl B *	1,856	95
Atlas Air Worldwide Holdings *	36,900	1,524
Barnes Group	18,890	730
Beacon Roofing Supply *	7,075	256
Blount International *	7,263	50
Brady, Cl A	11,400	250
Brink’s	1,855	53
Builders FirstSource *	11,329	168
Carlisle	8,421	848
Casella Waste Systems, Cl A *	7,159	44
CEB	2,994	214
CIRCOR International	10,640	481
CLARCOR	10,990	620
Clean Harbors *	20,125	989
Comfort Systems USA	4,015	111
Commercial Vehicle Group *	7,181	37
Continental Building Products *	13,507	270
Covenant Transportation Group, Cl A *	6,314	149
CRA International *	1,467	33
Crane	26,700	1,403
Curtiss-Wright	9,309	612
Deluxe	87	5
Douglas Dynamics	4,355	97
Ducommun *	16,192	382
DXP Enterprises *	22,400	666
Dycom Industries *	16,596	1,180
Echo Global Logistics *	1,486	35
EMCOR Group	29,980	1,382
Energy Focus *	5,143	113
EnPro Industries	16,766	795
Exponent	2,800	120
Forward Air	12,810	577
FreightCar America	2,266	49
G&K Services, Cl A	12,372	836
Generac Holdings * (A)	25,709	795
Genesee & Wyoming, Cl A *	7,541	516
Global Brass & Copper Holdings	9,070	178
GP Strategies *	1,427	35
H&E Equipment Services	28,106	582
Hawaiian Holdings *	3,834	87
HEICO, Cl A	1,767	77
Heidrick & Struggles International	4,461	87
Hexcel	33,227	1,604
Hillenbrand	1,442	39
Hub Group, Cl A *	4,140	156
Huron Consulting Group *	25,601	1,853
Hyster-Yale Materials Handling	18,285	1,111
IDEX	9,432	678

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Insperity	7,581	$337
Insteel Industries	2,533	44
Interface, Cl A	38,655	937
ITT	41,968	1,570
John Bean Technologies	5,341	177
Kadant	9,394	418
KAR Auction Services	14,926	553
Kennametal	19,200	586
Kforce	8,939	239
Kirby *	7,695	543
Knoll	4,730	113
Korn/Ferry International	17,029	580
Kratos Defense & Security Solutions *	4,762	22
LB Foster, Cl A	46,527	834
Lincoln Electric Holdings	10,029	588
Lindsay Manufacturing (A)	2,081	159
Lydall *	341	9
Matson	985	37
Matthews International, Cl A	15,955	810
Meritor *	11,900	151
Middleby *	6,705	728
Miller Industries	1,516	33
Mobile Mini	2,308	79
Moog, Cl A *	2,432	153
MYR Group *	9,163	263
Navigant Consulting *	1,900	30
Nortek *	920	75
On Assignment *	1,342	48
Orion Marine Group *	33,012	237
PAM Transportation Services *	817	32
PGT *	3,564	48
Ply Gem Holdings *	3,606	49
Primoris Services	3,982	73
Proto Labs * (A)	10,321	752
RBC Bearings *	6,698	414
Regal-Beloit	23,590	1,573
Republic Airways Holdings *	4,700	14
Resources Connection	6,069	95
Rush Enterprises, Cl A *	4,638	118
Safe Bulkers (A)	8,163	27
Sparton *	1,824	42
Spirit AeroSystems Holdings, Cl A *	7,465	382
Standex International	9,110	729
Steelcase, Cl A	25,509	450
Swift Transporation, Cl A *	13,830	270
Taser International * (A)	2,195	51
Team *	16,355	684
Teledyne Technologies *	5,405	529
Tennant	715	41
Tetra Tech	32,713	850
Titan International	135,200	1,241
Titan Machinery *	52,685	613
Trex *	1,012	39

Description	Shares	Market Value ($ Thousands)

TriMas *	46,971	$857
Triumph Group	74,672	3,688
TrueBlue *	5,016	120
UniFirst	1,945	211
United Rentals *	4,865	337
US Ecology	3,150	157
USA Truck *	2,610	52
USG *	5,189	158
Valmont Industries	3,944	419
Viad	989	27
Watsco	937	115
Watts Water Technologies, Cl A	13,797	757
Wesco Aircraft Holdings *	175,340	2,462
West	390	10
XPO Logistics *	4,908	172

		59,740

Information Technology — 17.8%
ACI Worldwide *	29,710	634
Advanced Energy Industries *	31,979	776
Alliance Fiber Optic Products	18,117	342
Ambarella * (A)	3,987	381
American Software, Cl A	3,120	29
Amkor Technology *	6,115	33
Applied Optoelectronics * (A)	7,940	164
Aspen Technology *	19,335	732
AVG Technologies *	9,277	215
Barracuda Networks *	665	17
Belden	3,522	177
Benchmark Electronics *	8,846	189
Black Box	55,400	853
Blackbaud	25,230	1,442
Blackhawk Network Holdings, Cl A *	2,655	105
Brightcove *	3,539	19
BroadSoft *	40,371	1,274
Cabot Microelectronics *	6,523	283
CACI International, Cl A *	8,458	663
Cadence Design Systems *	20,052	401
CalAmp *	3,044	51
Calix *	9,518	76
Callidus Software *	6,312	100
Carbonite *	9,161	101
Cascade Microtech *	893	14
Cavium *	13,563	923
Checkpoint Systems	3,381	27
Ciena *	8,361	187
Cimpress * (A)	13,862	970
Cirrus Logic *	9,954	300
Clearfield *	2,169	37
Coherent *	9,118	532
CommScope Holding *	4,100	133
comScore *	6,039	315
Comtech Telecommunications	1,710	46
Convergys	20,740	469

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Cornerstone OnDemand *	4,954	$177
CoStar Group *	4,071	721
Cray *	2,706	57
Daktronics	1,305	11
Datalink *	4,076	24
Demandware *	12,549	700
DHI Group *	9,981	78
Diebold	18,837	586
Diodes *	4,900	96
Dot Hill Systems *	6,150	59
DTS *	230	6
EarthLink Holdings	4,156	35
Ebix	1,261	36
Ellie Mae *	5,945	431
EMCORE *	8,473	59
Endurance International Group Holdings *	1,911	29
Entegris *	51,030	701
Envestnet *	3,492	109
EPAM Systems *	5,235	370
ePlus *	2,733	207
Euronet Worldwide *	18,862	1,216
Everi Holdings *	695	4
EVERTEC	1,293	23
ExlService Holdings *	27,644	1,000
Extreme Networks *	12,100	36
Fabrinet *	8,410	167
Fair Isaac	10,815	925
Fairchild Semiconductor International, Cl A *	738	10
FEI	1,343	101
FleetMatics Group *	2,106	94
FormFactor *	12,229	81
Forrester Research	1,800	57
Fortinet *	15,118	637
Gigamon *	9,842	224
GrubHub *	15,893	420
Guidewire Software *	21,423	1,198
Heartland Payment Systems	15,735	937
HomeAway *	13,020	374
HubSpot * (A)	17,618	833
II-VI *	6,042	102
Immersion *	14,182	164
Imperva *	4,672	278
Infinera *	39,899	871
Infoblox *	35,366	680
Inphi *	30,732	730
Insight Enterprises *	9,443	239
Integrated Device Technology *	26,346	500
Integrated Silicon Solution	578	13
Interactive Intelligence Group *	3,430	120
InterDigital	1,168	58
Intersil, Cl A	13,173	139
Ixia *	60,740	940
j2 Global	2,806	195

Description	Shares	Market Value ($ Thousands)

Limelight Networks *	3,945	$9
LivePerson *	5,237	48
LogMeIn *	3,033	189
Luxoft Holding, Cl A *	6,259	382
MA-Com Technology Solutions *	19,409	573
Manhattan Associates *	6,590	385
Marketo *	2,555	72
Mattson Technology *	16,371	46
MAXIMUS	9,071	549
MaxLinear, Cl A *	12,693	126
Mellanox Technologies *	7,990	323
Mentor Graphics	36,413	941
Methode Electronics	7,050	187
Microsemi *	2,550	81
MicroStrategy, Cl A *	1,023	203
MKS Instruments	23,176	781
Model N *	3,527	36
MoneyGram International *	2,700	24
Monolithic Power Systems	7,006	337
Monotype Imaging Holdings	11,217	238
MTS Systems	1,271	76
Multi-Fineline Electronix *	3,944	63
NCR *	20,000	502
NeoPhotonics *	11,804	85
NIC	2,895	55
Nimble Storage *	8,960	239
NVE	896	47
OmniVision Technologies *	89,600	2,141
Open Text	18,700	847
Orbotech *	35,100	585
OSI Systems *	29,200	2,133
Pandora Media *	14,086	253
Paycom Software *	9,077	350
Pericom Semiconductor	9,713	118
PFSweb *	6,320	82
Photronics *	13,834	126
Plantronics	1,217	65
Proofpoint *	17,022	959
PTC *	31,758	1,052
Q2 Holdings *	8,340	218
Qlik Technologies *	13,751	521
QLogic *	16,280	168
Qorvo *	1,261	70
Rambus *	5,553	75
RealD *	5,734	54
Reis	441	11
RingCentral, Cl A *	42,566	733
Rubicon Project *	11,572	167
Ruckus Wireless *	8,007	91
Rudolph Technologies *	12,074	154
Sanmina *	8,973	173
Science Applications International	7,122	347
Semtech *	42,101	714

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

ShoreTel *	3,061	$23
Sigma Designs *	27,666	272
Silicon Graphics International *	209,600	1,048
Silicon Laboratories *	19,480	847
SolarWinds *	9,111	362
Solera Holdings	19,319	931
SPS Commerce *	5,871	399
SS&C Technologies Holdings	12,157	824
Stamps.com *	6,420	529
Super Micro Computer *	3,750	103
Sykes Enterprises *	9,300	234
Synaptics *	6,426	450
Synchronoss Technologies *	1,551	63
Tableau Software, Cl A *	6,768	637
Take-Two Interactive Software *	40,965	1,193
Tech Data *	1,803	118
TeleTech Holdings	186	5
Tessera Technologies	8,491	278
Tyler Technologies *	656	91
Ultimate Software Group *	4,047	713
Ultra Clean Holdings *	3,580	24
United Online *	4,093	45
Universal Display *	2,404	89
Vasco Data Security International * (A)	6,484	108
VeriFone Holdings *	12,178	380
Verint Systems *	8,065	430
Virtusa *	10,535	557
Web.com Group *	2,015	43
WebMD Health, Cl A *	1,365	56
WEX *	3,347	316
Workiva, Cl A *	4,472	64
Xcerra *	13,064	82
XO Group * (A)	9,437	138
Zebra Technologies, Cl A *	4,473	371

		61,495

Materials — 3.5%
A. Schulman	1,195	41
AEP Industries *	513	28
Allegheny Technologies	49,140	949
American Vanguard	24,500	327
Axiall	1,276	32
Balchem	1,416	83
Berry Plastics Group *	23,429	693
Boise Cascade *	2,070	67
Cabot	16,148	547
Chemtura *	23,293	634
Clearwater Paper *	1,058	59
Core Molding Technologies *	3,804	83
Deltic Timber	531	33
Ferro *	13,301	164
Flotek Industries * (A)	22,583	442
FutureFuel	1,090	11
Globe Specialty Metals	6,048	83

Description	Shares	Market Value ($ Thousands)

Gold Resource (A)	1,636	$4
H.B. Fuller	8,707	316
Hawkins	1,227	47
Headwaters *	35,270	712
Innophos Holdings	15,228	732
KMG Chemicals	2,159	44
Koppers Holdings	2,324	48
Louisiana-Pacific *	12,742	209
LSB Industries *	24,100	576
Materion	203	6
Minerals Technologies	682	37
Myers Industries	4,169	59
Neenah Paper	1,095	63
Olin (A)	28,493	569
OMNOVA Solutions *	5,345	34
Owens-Illinois *	22,400	467
Patrick Industries *	7,107	269
PolyOne	39,921	1,296
Sensient Technologies	13,837	901
Silgan Holdings	11,308	592
Summit Materials, Cl A *	22,529	529
Trecora Resources *	2,325	30
US Concrete *	4,290	222
Wausau Paper	5,536	43

		12,081

Telecommunication Services — 0.4%
Boingo Wireless *	12,357	93
Cogent Communications Holdings	17,712	492
FairPoint Communications *	2,920	48
General Communication, Cl A *	4,590	77
IDT, Cl B	3,500	55
Inteliquent	12,264	225
Lumos Networks	5,912	69
Shenandoah Telecommunications	1,817	70
Vonage Holdings *	16,200	90

		1,219

Utilities — 2.2%
American States Water	2,965	112
Avista	100	3
California Water Service Group	5,900	122
Great Plains Energy	64,259	1,601
IDACORP	15,057	894
Laclede Group	13,740	727
New Jersey Resources	7,765	220
NorthWestern	8,400	434
ONE Gas	3,910	168
Otter Tail	1,434	37
PNM Resources	30,970	793
Portland General Electric	63,004	2,176
Spark Energy, Cl A	1,825	28
WGL Holdings	4,347	236

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

August 31, 2015

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

York Water	1,607	$34

		7,585

Total Common Stock (Cost $309,817) ($ Thousands)		325,585

EXCHANGE TRADED FUNDS — 0.6%
iShares Russell 2000 ETF (A)	8,566	987
iShares Russell 2000 Growth Fund	7,235	1,036

Total Exchange Traded Funds (Cost $1,847) ($ Thousands)		2,023

	Number Of Rights
RIGHTS — 0.0%
United States — 0.0%
Furiex Pharmaceuticals # *	300	—

Total Rights (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 5.7%
SEI Liquidity Fund, L.P.
0.060% ** † (B)	19,497,011	19,497

Total Affiliated Partnership (Cost $19,497) ($ Thousands)		19,497

CASH EQUIVALENT — 4.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.020% ** †	15,596,951	15,597

Total Cash Equivalent (Cost $15,597) ($ Thousands)		15,597

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.130%, 02/04/2016 (C) (D)	$360	360

Total U.S. Treasury Obligation (Cost $360) ($ Thousands)		360

Total Investments — 105.2% (Cost $347,118) ($ Thousands) §		$363,062

A list of the open futures contracts held by the Fund at August 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	20	Sep-2015	$(114)

For the period ended August 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $345,227 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

#	Expiration date is unavailable

(A)	This security or a partial position of this security is on loan at August 31, 2015. The total market value of securities on loan at August 31, 2015 was $19,307 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2015 was $19,497 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

§	At August 31, 2015, the tax basis cost of the Fund’s investments was $347,118 ($ Thousands), and the unrealized appreciation and depreciation were $36,150 ($ Thousands) and $(20,206) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The following is a list of the level of inputs used as of August 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$325,585	$—	$—	$325,585
Exchange Traded Funds	2,023	—	—	2,023
Affiliated Partnership	—	19,497	—	19,497
Cash Equivalent	15,597	—	—	15,597
U.S. Treasury Obligation	—	360	—	360
Rights	—	—	—	—

Total Investments in Securities	$343,205	$19,857	$—	$363,062

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts * Unrealized Depreciation	$(114)	$—	$—	$(114)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended August 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2015, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.9%

Consumer Discretionary — 13.7%
Abercrombie & Fitch, Cl A (A)	39,470	$784
American Axle & Manufacturing Holdings *	6,252	126
American Eagle Outfitters	207,199	3,526
America’s Car-Mart *	5,812	208
Aramark	38,414	1,204
Arctic Cat	25,949	686
Ascena Retail Group *	300,263	3,624
Autoliv (A)	8,600	878
Big Lots (A)	37,900	1,819
Blue Nile *	9,007	307
BorgWarner	38,750	1,691
Bravo Brio Restaurant Group *	78,234	997
Bright Horizons Family Solutions *	53,216	3,253
Brinker International	15,900	845
Brunswick	70,386	3,499
Buffalo Wild Wings *	11,714	2,222
Burlington Stores *	31,040	1,648
Cabela’s * (A)	68,980	3,102
Caleres	72,628	2,418
Callaway Golf	227,892	2,017
Capella Education	36,627	1,786
Carmike Cinemas *	135,000	3,220
Carriage Services, Cl A	20,311	466
Carter’s	56,100	5,515
Cavco Industries *	4,530	324
Central European Media Enterprises, Cl A *	53,294	117
Cherokee	7,065	181
Children’s Place	38,244	2,291
Chuy’s Holdings *	13,386	410
Columbia Sportswear	20,058	1,231
Cooper Tire & Rubber	34,700	1,339
Crocs *	42,000	619
Darden Restaurants	60,040	4,083
Destination XL Group *	76,200	461
Diamond Resorts International *	111,180	2,823
Dillard’s, Cl A	20,600	1,906
Dorman Products * (A)	29,352	1,478
DR Horton	69,628	2,115
Drew Industries	4,081	226
DSW, Cl A	132,852	3,944
Dunkin’ Brands Group (A)	58,390	2,929
Ethan Allen Interiors	20,809	619
Express *	66,752	1,362
Fiesta Restaurant Group *	17,189	888
Five Below * (A)	207,775	8,035
Fox Factory Holding *	11,885	179
GameStop, Cl A (A)	37,900	1,610
Gannett	18,350	241
Gentherm *	3,922	179
G-III Apparel Group *	42,589	2,953

Description	Shares	Market Value ($ Thousands)

GNC Holdings, Cl A	8,415	$394
Goodyear Tire & Rubber	130,509	3,885
Grand Canyon Education *	88,550	3,273
Gray Television *	14,579	169
Group 1 Automotive	14,300	1,250
Hanesbrands	33,500	1,009
Harley-Davidson	29,051	1,628
Harman International Industries	17,375	1,698
Hasbro	20,150	1,503
Helen of Troy *	26,560	2,261
Hibbett Sports * (A)	101,815	4,022
Horizon Global *	58,612	613
HSN	15,705	955
Hyatt Hotels, Cl A *	2,950	151
Imax *	78,129	2,449
Interpublic Group	57,940	1,094
Isle of Capri Casinos *	100	2
Jack in the Box	56,994	4,456
Jamba * (A)	24,601	340
Jarden *	42,575	2,186
K12 *	43,800	579
Kirkland’s	8,591	192
Kohl’s	31,347	1,599
Krispy Kreme Doughnuts *	8,693	149
La Quinta Holdings *	102,211	1,927
La-Z-Boy, Cl Z	50,246	1,387
Lear	44,600	4,584
Libbey	82,220	2,898
LifeLock * (A)	11,477	97
Lithia Motors, Cl A	22,800	2,430
LKQ *	211,745	6,350
MDC Partners, Cl A	166,200	3,264
Men’s Wearhouse	58,640	3,310
Metaldyne Performance Group	7,387	139
Monarch Casino & Resort *	6,394	112
Monro Muffler	44,416	2,815
Morgans Hotel Group *	21,367	98
Motorcar Parts & Accessories *	6,142	196
National CineMedia	544,605	7,162
New Home *	9,074	135
Newell Rubbermaid	52,675	2,219
Nexstar Broadcasting Group, Cl A	1,894	88
Ollie’s Bargain Outlet Holdings *	71,725	1,283
Orbitz Worldwide *	14,074	162
Outerwall (A)	2,486	153
Oxford Industries	9,704	817
Penn National Gaming *	149,573	2,716
Pier 1 Imports	61,272	624
Pinnacle Entertainment *	10,132	383
Planet Fitness, Cl A *	82,611	1,471
Pool	54,434	3,793
Popeyes Louisiana Kitchen *	1,752	97
Reading International, Cl A *	9,556	123

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Red Robin Gourmet Burgers *	8,905	$702
Rent-A-Center, Cl A	29,900	804
Rentrak * (A)	2,225	101
Restaurant Brands International (A)	54,150	2,076
Restoration Hardware Holdings *	21,193	1,960
Ruth’s Hospitality Group	26,072	419
Ryland Group	57,103	2,469
Sally Beauty Holdings *	193,797	5,066
Scientific Games, Cl A * (A)	10,049	111
ServiceMaster Global Holdings *	166,553	5,859
Shoe Carnival	15,600	404
Shutterfly *	45,864	1,782
Sinclair Broadcast Group, Cl A	5,170	138
Skechers U.S.A., Cl A *	2,524	355
Smith & Wesson Holding *	8,479	153
Sportsman’s Warehouse Holdings *	45,868	593
Stage Stores (A)	43,100	463
Standard Pacific *	242,925	2,053
Starwood Hotels & Resorts Worldwide	3,100	222
Starz *	33,400	1,256
Steven Madden *	70,517	2,881
Stoneridge *	12,333	151
Strattec Security	280	18
Strayer Education *	5,994	313
Sturm Ruger (A)	3,200	201
TAL Education Group ADR *	19,857	609
TEGNA	154,559	3,677
Tempur Sealy International *	36,700	2,680
Tile Shop Holdings * (A)	34,359	409
Tower International *	11,104	272
Tribune Publishing	74,600	879
Tumi Holdings *	180,819	3,566
Ulta Salon Cosmetics & Fragrance *	6,900	1,091
Universal Electronics *	4,610	210
Urban Outfitters *	29,443	909
Vail Resorts	20,081	2,167
Wendy’s	161,500	1,471
Whirlpool	6,200	1,042
Winmark	1,911	189
Wolverine World Wide	138,538	3,733
Wyndham Worldwide	30,263	2,314
Zoe’s Kitchen * (A)	59,348	2,050

		232,892

Consumer Staples — 3.0%
Alico	570	24
B&G Foods, Cl A	5,207	158
Boston Beer, Cl A *	6,646	1,363
Calavo Growers	3,562	208
Cal-Maine Foods (A)	36,487	1,938
Casey’s General Stores	47,861	5,067
Chefs’ Warehouse * (A)	76,052	1,151
Coca-Cola Bottling	736	114
Coca-Cola Enterprises	32,052	1,650

Description	Shares	Market Value ($ Thousands)

Craft Brew Alliance *	7,334	$60
Darling Ingredients *	255,725	3,284
Diamond Foods *	6,146	185
Farmer Bros *	6,503	149
Fresh Del Monte Produce	35,600	1,409
Freshpet * (A)	118,390	1,538
Hain Celestial Group *	23,089	1,405
Hershey	13,388	1,199
Ingredion	20,598	1,778
Inventure Foods *	24,418	211
J&J Snack Foods	934	106
JM Smucker	14,814	1,744
Kroger	28,012	966
Landec *	186,036	2,474
Limoneira	5,703	108
Medifast *	12,809	356
Molson Coors Brewing, Cl B	24,074	1,639
National Beverage *	6,201	164
Natural Health Trends	800	21
Omega Protein *	90,700	1,548
Post Holdings *	34,455	2,249
Rite Aid *	496,438	4,096
Seaboard *	97	322
Snyder’s-Lance	21,056	711
Spectrum Brands Holdings	23,425	2,302
SUPERVALU *	284,127	2,341
Sysco	45,888	1,830
TreeHouse Foods *	19,174	1,522
Universal (A)	17,700	871
Weis Markets	17,700	719
WhiteWave Foods, Cl A *	41,800	1,929

		50,909

Energy — 4.2%
Alberta Oilsands *	1,600,500	120
Approach Resources * (A)	596,132	1,526
Ardmore Shipping	67,400	756
Atwood Oceanics	15,300	292
Bill Barrett * (A)	578,800	3,166
Bristow Group	35,278	1,307
Carrizo Oil & Gas *	36,089	1,315
CHC Group * (A)	241,204	205
Core Laboratories (A)	25,294	2,926
DHT Holdings	54,500	390
Diamondback Energy	25,586	1,747
Dril-Quip *	70,640	4,870
Energy XXI Bermuda (A)	11,413	22
EQT	23,336	1,816
Green Plains Renewable Energy	41,200	876
Gulfport Energy *	61,350	2,198
Matador Resources *	120,300	2,756
Matrix Service *	167,479	3,350
Memorial Resource Development *	43,036	835
Nabors Industries	67,900	784

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Navigator Holdings *	88,200	$1,438
Newfield Exploration *	29,220	973
Newpark Resources *	85,200	625
Noble (A)	50,500	657
Oasis Petroleum * (A)	90,849	1,014
Oil States International *	46,737	1,326
Pacific Ethanol *	315,400	2,233
Parsley Energy, Cl A *	91,953	1,581
PBF Energy, Cl A	23,100	691
Pioneer Natural Resources	9,068	1,116
Rice Energy *	90,435	1,759
RigNet * (A)	183,727	5,297
Scorpio Tankers	388,000	3,671
Spectra Energy	29,959	871
StealthGas *	185,000	905
Superior Energy Services	98,102	1,561
Synergy Resources *	294,981	3,168
Tesoro	28,900	2,659
TETRA Technologies *	285,500	2,195
US Silica Holdings (A)	19,082	384
Western Refining	7,386	318
Westmoreland Coal * (A)	160,100	2,430
Whiting Petroleum *	82,674	1,598
World Fuel Services	17,384	672
WPX Energy *	177,269	1,296

		71,695

Financials — 21.1%
1st Source	880	26
Alexandria Real Estate Equities ‡	31,413	2,701
Allied World Assurance Holdings	45,000	1,797
Allstate	18,083	1,054
Altisource Portfolio Solutions *	1,500	40
American Campus Communities ‡	101,207	3,466
American Financial Group	104,132	7,191
Ameriprise Financial	12,668	1,427
AmTrust Financial Services	44,117	2,565
Apartment Investment & Management, Cl A ‡	13,140	473
Arch Capital Group *	68,647	4,687
Ares Capital	41,500	654
Arthur J Gallagher	46,625	2,039
Ashford *	1,270	93
Ashford Hospitality Prime ‡	3,000	42
Ashford Hospitality Trust ‡	83,700	648
Aspen Insurance Holdings	34,400	1,579
Associated Banc	59,600	1,094
Assurant	3,534	263
Atlas Financial Holdings *	8,224	133
AvalonBay Communities ‡	4,763	786
Banco Latinoamericano de Comercio Exterior, Cl E	65,100	1,605
Bancorpsouth (A)	106,036	2,519
Bank of the Ozarks	140,633	5,878
BankUnited	19,677	701

Description	Shares	Market Value ($ Thousands)

Banner	18,137	$805
BioMed Realty Trust ‡	26,400	488
Blackstone Mortgage Trust, Cl A ‡	154,816	4,287
Boston Private Financial Holdings	54,395	647
Boston Properties ‡	3,650	414
Brandywine Realty Trust ‡	121,300	1,470
Brixmor Property Group ‡	93,923	2,143
Calamos Asset Management, Cl A	36,300	383
Camden Property Trust ‡	2,850	205
Care Capital Properties * ‡	2,225	71
CareTrust ‡	2,418	27
CatchMark Timber Trust, Cl A ‡	219,000	2,205
CBL & Associates Properties ‡	70,700	1,052
Cedar Realty Trust ‡	330,000	2,066
Central Pacific Financial	99,000	2,053
Chatham Lodging Trust ‡	37,400	858
Chimera Investment ‡	49,040	687
CNA Financial	28,100	1,011
CNO Financial Group	386,393	6,913
Columbia Property Trust ‡	6,500	139
Comerica	85,277	3,752
Community Trust Bancorp	17,255	606
Consolidated-Tomoka Land	3,006	165
Corporate Office Properties Trust ‡	57,813	1,216
CubeSmart ‡	87,778	2,220
Customers Bancorp *	124,000	3,039
CYS Investments ‡	125,100	977
DCT Industrial Trust ‡	5,100	164
DDR ‡	113,223	1,731
Diamond Hill Investment Group	693	135
DiamondRock Hospitality ‡	136,704	1,608
Dime Community Bancshares	43,800	746
Douglas Emmett ‡	12,650	350
Duke Realty ‡	150,049	2,710
DuPont Fabros Technology ‡	79,500	2,125
E*TRADE Financial *	139,836	3,676
Eagle Bancorp *	53,482	2,241
Easterly Government Properties ‡	15,603	245
EastGroup Properties ‡	24,827	1,341
Education Realty Trust ‡	41,635	1,218
Employers Holdings	159,051	3,507
Endurance Specialty Holdings	48,367	3,084
Equinix ‡	7,484	2,019
Equity Commonwealth * ‡	106,400	2,733
Equity Lifestyle Properties ‡	3,700	206
Equity One ‡	42,864	1,008
Equity Residential ‡	10,800	770
Essex Property Trust ‡	1,321	284
Everest Re Group	11,600	2,039
Extra Space Storage ‡	3,200	235
FBR	91,035	1,997
Federated Investors, Cl B (A)	23,051	715
FelCor Lodging Trust ‡	177,200	1,430

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Fidelity & Guaranty Life	124,100	$3,060
Fifth Street Asset Management, Cl A	4,745	39
Fifth Third Bancorp	92,317	1,839
Financial Engines (A)	75,805	2,461
First BanCorp *	276,682	1,109
First Foundation *	28,500	604
First Horizon National	114,831	1,668
First NBC Bank Holding *	36,294	1,270
First Niagara Financial Group	111,800	1,034
Flushing Financial	66,600	1,329
FNF Group	133,131	4,847
FNFV Group *	120,000	1,736
Fulton Financial	93,546	1,138
General Growth Properties ‡	15,420	391
Geo Group ‡	145,900	4,381
Gramercy Property Trust ‡	90,275	1,996
Hancock Holding	83,866	2,355
Hanover Insurance Group	103,880	8,196
Hartford Financial Services Group	39,885	1,833
Hatteras Financial ‡	47,200	766
HCP ‡	10,800	400
Health Care ‡	11,838	750
Hercules Technology Growth Capital	71,764	833
Highwoods Properties ‡	20,500	778
Home Loan Servicing Solutions	65,800	46
Horace Mann Educators	86,572	2,876
Hospitality Properties Trust ‡	90,600	2,330
Host Hotels & Resorts ‡	129,278	2,292
Houlihan Lokey, Cl A *	56,177	1,236
Huntington Bancshares	645,548	7,043
Iberiabank	53,662	3,268
Impac Mortgage Holdings *	200	3
Infinity Property & Casualty	21,001	1,623
International Bancshares	47,046	1,207
Investment Technology Group	91,438	1,501
Investors Bancorp	473,662	5,580
Janus Capital Group	128,135	1,907
Kemper	75,700	2,681
Kennedy-Wilson Holdings	105,100	2,518
KeyCorp	430,211	5,911
Kimco Realty ‡	13,250	305
Kite Realty Group Trust ‡	9,700	228
LaSalle Hotel Properties ‡	6,800	214
Lexington Realty Trust ‡	444,006	3,583
Liberty Property Trust ‡	6,000	184
Lincoln National	24,900	1,265
LPL Financial Holdings (A)	174,825	7,031
Macerich ‡	8,448	644
Mack-Cali Realty ‡	107,211	2,008
Maiden Holdings	260,800	3,737
MarketAxess Holdings	20,157	1,823
MB Financial	45,228	1,490
Medical Properties Trust ‡	129,959	1,517

Description	Shares	Market Value ($ Thousands)

Meridian Bancorp	161,300	$2,055
MFA Mortgage Investments ‡	144,100	1,025
MGIC Investment *	249,300	2,633
Mid-America Apartment Communities ‡	2,450	193
Mortgage Investment Trust ‡	82,400	1,362
National Penn Bancshares	122,407	1,471
National Storage Affiliates Trust ‡	157,716	2,041
Navient	53,300	682
Nelnet, Cl A	52,100	1,961
Northfield Bancorp	153,363	2,296
NorthStar Asset Management Group	72,391	1,216
NorthStar Realty Finance ‡	99,506	1,398
OFG Bancorp (A)	365,227	3,156
Omega Healthcare Investors ‡	56,200	1,898
Opus Bank	33,183	1,221
PacWest Bancorp	58,416	2,491
Paramount Group ‡	9,800	161
PartnerRe	20,800	2,879
Pebblebrook Hotel Trust ‡	47,385	1,803
Pennsylvania Real Estate Investment Trust ‡	44,700	887
PennyMac Financial Services, Cl A *	12,068	207
Piedmont Office Realty Trust, Cl A ‡	115,700	1,962
Popular *	73,500	2,158
PRA Group * (A)	1,673	89
PrivateBancorp, Cl A	43,480	1,646
Prologis ‡	22,498	855
Prospect Capital (A)	119,800	911
Public Storage ‡	4,128	831
Pzena Investment Management, Cl A	12,310	124
RAIT Financial Trust ‡	174,527	906
Regency Centers ‡	4,450	264
Regions Financial	213,300	2,046
Reinsurance Group of America, Cl A	23,848	2,167
Republic Bancorp, Cl A	34,400	860
Retail Opportunity Investments ‡	10,300	164
RLJ Lodging Trust ‡	8,800	242
Rouse Properties ‡ (A)	106,000	1,647
Ryman Hospitality Properties ‡	48,322	2,476
Saul Centers ‡	4,223	208
Select Income ‡	39,300	729
Senior Housing Properties Trust ‡	15,700	247
Signature Bank NY *	33,181	4,429
Simon Property Group ‡	8,029	1,440
SL Green Realty ‡	2,675	277
South State	22,724	1,708
StanCorp Financial Group	15,500	1,763
Starwood Property Trust ‡	34,600	736
Starwood Waypoint Residential Trust ‡	94,300	2,272
State Bank Financial	145,700	2,943
Sterling Bancorp	176,458	2,476
Stifel Financial *	39,365	1,834
Sunstone Hotel Investors ‡	175,854	2,432
SunTrust Banks	44,603	1,801

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

SVB Financial Group *	19,252	$2,408
Synovus Financial	208,699	6,351
Taubman Centers ‡	2,500	172
TCF Financial	207,038	3,213
THL Credit	58,800	733
Two Harbors Investment ‡	88,000	832
UDR ‡	13,000	420
United Community Banks	100,800	1,973
Universal Health Realty Income Trust ‡	5,905	272
Unum Group	108,086	3,625
Urstadt Biddle Properties, Cl A ‡	20,078	360
Validus Holdings	76,198	3,374
Ventas ‡	8,900	490
Vornado Realty Trust ‡	4,700	410
Waddell & Reed Financial, Cl A	38,459	1,503
Washington Federal	59,400	1,348
WesBanco	24,300	748
Westamerica Bancorporation (A)	29,725	1,342
Western Alliance Bancorp *	183,475	5,600
Westwood Holdings Group	2,219	123
Winthrop Realty Trust ‡	30,400	435
WisdomTree Investments (A)	189,629	3,556
World Acceptance * (A)	13,400	504
Yadkin Financial	65,700	1,368
Zions Bancorporation	261,284	7,577

		358,957

Health Care — 14.2%
Abaxis	4,435	209
ABIOMED *	36,269	3,478
Acadia Healthcare * (A)	95,470	6,972
ACADIA Pharmaceuticals *	14,109	517
Accelerate Diagnostics * (A)	5,570	109
Accuray * (A)	504,400	3,475
Achillion Pharmaceuticals * (A)	76,979	569
Acorda Therapeutics *	6,887	220
Advaxis *	6,993	104
Aerie Pharmaceuticals *	15,314	242
Affimed *	3,700	37
Agenus *	14,388	102
Agios Pharmaceuticals * (A)	6,536	565
Aimmune Therapeutics *	31,915	673
Air Methods *	5,634	211
Akorn *	54,918	2,185
Alder Biopharmaceuticals *	31,736	1,230
Alere *	111,306	5,785
Align Technology *	95,598	5,411
Alkermes *	14,150	843
AMAG Pharmaceuticals *	25,298	1,582
AmerisourceBergen	10,376	1,038
Amicus Therapeutics *	97,814	1,407
Amsurg, Cl A *	78,418	6,150
Anacor Pharmaceuticals *	33,973	4,430
AngioDynamics *	21,525	318

Description	Shares	Market Value ($ Thousands)

ANI Pharmaceuticals *	1,400	$68
Anthera Pharmaceuticals *	5,800	40
Aratana Therapeutics *	68,244	1,205
Arena Pharmaceuticals * (A)	59,145	160
Array BioPharma *	27,809	164
Atara Biotherapeutics *	26,726	1,083
athenahealth * (A)	9,274	1,233
Atrion	791	306
BioCryst Pharmaceuticals *	12,235	142
BioDelivery Sciences International * (A)	45,688	308
BioSpecifics Technologies *	1,635	81
Bruker *	101,523	1,866
C.R. Bard	15,885	3,078
Cambrex *	5,813	278
Cardiovascular Systems *	59,479	1,432
Catalent *	13,043	415
Celldex Therapeutics *	16,483	245
Cellular Biomedicine Group *	1,200	28
Cempra *	5,280	182
Centene *	32,358	1,997
Cepheid *	11,268	549
Charles River Laboratories International *	66,241	4,563
Chiasma *	29,085	755
Chimerix *	35,850	1,755
Cidara Therapeutics *	4,464	64
Clovis Oncology *	4,884	380
Coherus Biosciences *	4,122	114
Community Health Systems *	33,664	1,808
Computer Programs & Systems	5,193	239
Cooper	40,415	6,564
CorMedix *	4,200	12
Cyberonics *	3,803	248
DBV Technologies ADR *	19,556	763
Dentsply International	25,805	1,352
Depomed *	13,963	376
Dermira *	422	11
DexCom *	64,756	6,096
Diplomat Pharmacy * (A)	68,538	2,707
Dyax *	164,799	3,794
Dynavax Technologies *	8,228	233
Enanta Pharmaceuticals *	4,477	175
Endo International *	23,400	1,802
Endologix *	253,755	3,294
Envision Healthcare Holdings *	51,760	2,121
Epizyme * (A)	7,236	145
Esperion Therapeutics * (A)	2,183	105
Exact Sciences *	71,030	1,570
ExamWorks Group * (A)	25,825	925
Exelixis * (A)	50,264	299
FibroGen *	9,912	243
Flamel Technologies ADR *	37,710	835
Geron * (A)	48,664	147
Glaukos *	31,359	921

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Globus Medical, Cl A *	4,110	$100
GW Pharmaceuticals ADR * (A)	9,084	966
Halozyme Therapeutics *	18,850	329
Health Net *	28,200	1,806
HealthSouth	121,696	5,196
HealthStream *	6,863	171
HeartWare International * (A)	26,825	2,296
Heron Therapeutics *	33,258	1,279
Hill-Rom Holdings	52,981	2,800
HMS Holdings *	14,747	154
Hologic *	54,875	2,130
Horizon Pharma *	86,875	2,539
Humana	5,400	987
ICON *	35,478	2,732
IGI Laboratories *	2,400	19
ImmunoGen * (A)	18,774	253
Impax Laboratories *	9,140	374
IMS Health Holdings *	72,665	2,170
Incyte *	21,050	2,446
Infinity Pharmaceuticals *	26,240	231
Insmed *	39,197	958
Insulet *	115,853	3,442
Insys Therapeutics * (A)	4,600	149
Intra-Cellular Therapies *	2,800	75
Ironwood Pharmaceuticals, Cl A *	22,908	252
Isis Pharmaceuticals * (A)	25,543	1,282
Jazz Pharmaceuticals *	13,640	2,303
Juno Therapeutics *	33,386	1,212
K2M Group Holdings *	75,665	1,606
Karyopharm Therapeutics * (A)	20,084	278
Kite Pharma * (A)	8,553	455
KYTHERA Biopharmaceuticals *	4,655	348
La Jolla Pharmaceutical *	4,033	143
Laboratory Corp of America Holdings *	15,050	1,773
Landauer	14,300	549
Lannett * (A)	22,107	1,060
LDR Holding *	155,076	5,787
Ligand Pharmaceuticals, Cl B *	37,509	3,449
Lion Biotechnologies *	2,100	15
MacroGenics *	5,920	156
Mallinckrodt *	9,025	778
MannKind * (A)	50,080	190
Masimo *	3,614	147
Medidata Solutions *	64,830	3,113
Meridian Bioscience	4,601	88
Merrimack Pharmaceuticals * (A)	20,051	202
MiMedx Group *	21,047	204
Momenta Pharmaceuticals *	11,414	223
Myriad Genetics *	10,767	404
Navidea Biopharmaceuticals * (A)	93,225	175
Nektar Therapeutics * (A)	25,918	286
NeoGenomics *	52,954	322
Neovasc *	107,456	608

Description	Shares	Market Value ($ Thousands)

Neurocrine Biosciences *	43,517	$2,018
Nevro *	42,727	1,924
NewLink Genetics *	9,741	437
Northwest Biotherapeutics * (A)	14,685	113
Novadaq Technologies * (A)	114,748	1,325
Novavax *	47,982	517
NuVasive *	45,184	2,382
Ocata Therapeutics *	34,152	144
Ocular Therapeutix *	600	11
Ophthotech *	10,223	450
Orexigen Therapeutics * (A)	61,123	169
Osiris Therapeutics *	3,402	61
Otonomy *	33,688	764
OvaScience * (A)	27,117	527
Owens & Minor (A)	37,300	1,268
Pacira Pharmaceuticals *	6,406	369
PAREXEL International *	5,270	347
Patterson	31,981	1,466
PDL BioPharma (A)	117,800	666
Peregrine Pharmaceuticals *	175,691	202
PerkinElmer	29,889	1,455
Pfenex *	1,800	39
PharMerica *	24,700	808
Phibro Animal Health, Cl A	6,097	215
Portola Pharmaceuticals, Cl A *	7,585	358
Premier, Cl A *	59,935	2,137
Prestige Brands Holdings *	57,785	2,688
Prothena *	6,190	356
PTC Therapeutics *	26,430	1,009
Quest Diagnostics	21,459	1,455
Quidel * (A)	71,515	1,473
Radius Health *	5,315	323
Raptor Pharmaceutical *	17,217	209
Relypsa *	17,365	399
Repligen *	6,720	229
Retrophin *	7,250	199
Revance Therapeutics * (A)	47,284	1,431
Rockwell Medical *	10,101	121
Sage Therapeutics *	20,996	1,134
Sangamo BioSciences *	43,478	329
Sarepta Therapeutics *	8,255	295
SciClone Pharmaceuticals *	137,662	1,082
Select Medical Holdings	110,400	1,424
Sirona Dental Systems *	23,790	2,269
Sorrento Therapeutics *	4,800	61
Spark Therapeutics *	1,714	75
Spectranetics *	154,120	2,597
STERIS (A)	28,177	1,805
Sucampo Pharmaceuticals, Cl A *	5,900	159
Supernus Pharmaceuticals *	8,469	154
Surgical Care Affiliates *	24,227	886
SurModics *	7,896	180
Symmetry Surgical *	24,350	218

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Synergy Pharmaceuticals *	22,089	$155
Team Health Holdings *	110,997	6,520
Teleflex (A)	8,266	1,081
TESARO *	22,010	1,133
Tetraphase Pharmaceuticals *	31,774	1,379
TherapeuticsMD *	25,114	154
Theravance (A)	14,608	203
Thoratec *	10,349	650
Threshold Pharmaceuticals *	77,487	325
Trinity Biotech ADR	169,500	2,604
Trupanion * (A)	10,778	75
Ultragenyx Pharmaceutical *	26,168	2,921
United Therapeutics *	7,380	1,112
Universal Health Services, Cl B	27,372	3,754
Vanda Pharmaceuticals *	13,050	154
Vascular Solutions *	6,740	233
VCA Antech *	46,745	2,589
Vocera Communications *	13,420	158
WellCare Health Plans *	38,249	3,468
Xencor *	45,583	764
ZIOPHARM Oncology * (A)	23,877	208
Zogenix *	1,800	35
ZS Pharma *	3,350	171

		240,726

Industrials — 15.9%
AAR	37,200	905
Actuant, Cl A	110,025	2,359
Acuity Brands	10,175	1,983
Advisory Board *	13,040	634
Aegion, Cl A *	46,300	852
AerCap Holdings *	44,034	1,851
Aerojet Rocketdyne Holdings *	110,587	2,275
AGCO	49,300	2,418
Air Transport Services Group *	95,400	867
Aircastle	67,002	1,392
Allegiant Travel, Cl A	2,479	504
Allegion	30,600	1,824
Altra Industrial Motion	28,163	704
AMERCO	1,600	599
AO Smith	24,825	1,601
Apogee Enterprises	3,878	202
ARC Document Solutions *	201,000	1,335
Astronics *	3,564	184
Babcock & Wilcox, Cl W *	31,835	844
Beacon Roofing Supply *	44,828	1,625
Blount International *	28,459	196
Brink’s	12,773	366
Carlisle	51,579	5,194
Casella Waste Systems, Cl A *	27,304	168
CEB	89,944	6,442
Celadon Group	50,400	962
Clean Harbors *	208,978	10,265
Commercial Vehicle Group *	27,386	140

Description	Shares	Market Value ($ Thousands)

Covanta Holding	56,700	$1,123
Crane	20,400	1,072
Curtiss-Wright	14,457	950
Deluxe	77,656	4,505
Douglas Dynamics	19,657	437
Dover	22,305	1,382
Dycom Industries *	57,252	4,070
Echo Global Logistics *	5,667	132
EMCOR Group	125,543	5,786
EnPro Industries	26,373	1,251
Equifax	25,000	2,448
Esterline Technologies *	19,802	1,618
Expeditors International of Washington	23,938	1,172
Fluor	48,659	2,220
Forward Air	84,795	3,817
FreightCar America	150,500	3,243
G&K Services, Cl A	13,785	932
Generac Holdings * (A)	93,709	2,897
Genesee & Wyoming, Cl A *	57,303	3,918
Global Brass & Copper Holdings	18,956	372
Global Power Equipment Group	50,400	232
Great Lakes Dredge & Dock *	717,300	3,981
Greenbrier	200	8
H&E Equipment Services	119,525	2,475
Harsco	123,530	1,428
Hawaiian Holdings *	9,521	216
HD Supply Holdings *	55,820	1,842
Heartland Express	218,771	4,428
HEICO, Cl A	100,295	4,380
Hexcel	133,094	6,423
Hillenbrand	70,544	1,902
Hub Group, Cl A *	27,374	1,032
Huntington Ingalls Industries	48,742	5,487
Huron Consulting Group *	25,069	1,815
ICF International *	40,100	1,372
IDEX	37,011	2,659
Insteel Industries	9,661	167
Interface, Cl A	6,937	168
ITT	40,416	1,512
JetBlue Airways *	275,623	6,152
John Bean Technologies	5,987	198
Kadant	38,377	1,707
KAR Auction Services	78,952	2,924
KBR	58,900	1,027
Kennametal	41,948	1,279
KEYW Holding *	84,700	711
Kirby *	69,312	4,889
Korn/Ferry International	26,788	913
Lincoln Electric Holdings	39,353	2,308
Lindsay Manufacturing (A)	14,465	1,103
Lydall *	14,600	397
Manitowoc (A)	122,178	2,087
Masco	55,000	1,443

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Masonite International *	31,925	$2,109
Matson	3,376	127
Matthews International, Cl A	73,699	3,742
Meritor *	219,798	2,780
Middleby *	45,110	4,897
Miller Industries	5,780	125
Mobile Mini	17,804	606
MSC Industrial Direct, Cl A	87,899	5,950
Nortek *	3,508	287
Old Dominion Freight Line *	40,204	2,673
On Assignment *	5,121	184
Orbital ATK	49,515	3,749
Orion Marine Group *	273,930	1,967
Oshkosh Truck	47,100	1,981
Owens Corning	110,181	4,880
Parker Hannifin	11,622	1,251
Pentair	9,430	521
PGT *	13,591	182
Pitney Bowes	185,200	3,669
Ply Gem Holdings *	13,754	187
Precision Castparts	6,121	1,409
Primoris Services	89,775	1,649
Proto Labs * (A)	59,805	4,356
Rand Logistics *	117,358	289
RBC Bearings *	26,301	1,627
Regal-Beloit	50,067	3,338
Ritchie Bros Auctioneers (A)	101,724	2,806
Roadrunner Transportation Systems *	98,092	2,127
RR Donnelley & Sons (A)	43,256	679
Rush Enterprises, Cl A *	34,467	880
Ryder System	17,600	1,443
Saia *	30,356	1,140
Scorpio Bulkers *	510,100	836
Sensata Technologies Holding *	57,409	2,721
Sparton *	6,958	162
Spirit Airlines *	26,100	1,337
Steelcase, Cl A	95,203	1,678
Swift Transporation, Cl A *	74,264	1,448
TAL International Group (A)	24,400	447
Taser International * (A)	8,369	196
Team *	25,727	1,076
Teledyne Technologies *	8,503	833
Tennant	69,735	3,997
Tetra Tech	51,459	1,337
Textainer Group Holdings (A)	19,900	350
Timken	13,800	438
Titan Machinery *	58,300	678
Trex *	3,861	150
TriMas *	73,887	1,348
TriNet Group *	123,163	2,074
Trinity Industries	72,400	1,954
Triumph Group	55,900	2,761
TrueBlue *	35,932	862

Description	Shares	Market Value ($ Thousands)

Tutor Perini *	155,500	$2,753
United Rentals *	19,075	1,323
US Ecology	21,120	1,055
USG *	32,640	996
Valmont Industries (A)	15,480	1,645
Wabash National *	42,200	516
Wabtec	13,560	1,299
Watts Water Technologies, Cl A	21,704	1,191
Werner Enterprises	34,700	919
WESCO International * (A)	21,767	1,218
Woodward Governor	53,222	2,427
XPO Logistics * (A)	61,220	2,149
Xylem	44,286	1,437

		269,922

Information Technology — 16.7%
Alliance Fiber Optic Products	15,189	286
Ambarella * (A)	6,165	590
Amdocs	28,200	1,613
American Software, Cl A	11,900	109
Applied Micro Circuits *	155,000	907
Arrow Electronics *	50,849	2,843
Aspen Technology *	70,207	2,659
Atmel	228,887	1,870
Avnet	26,800	1,136
Belden	21,809	1,099
Benchmark Electronics *	68,300	1,460
Black Box	36,400	561
Blackbaud	53,820	3,075
Blackhawk Network Holdings, Cl A *	5,061	200
BroadSoft *	61,922	1,954
Brocade Communications Systems	198,700	2,116
Cabot Microelectronics *	5,861	254
Cadence Design Systems *	529,045	10,591
CalAmp *	11,609	193
Callidus Software *	43,805	691
Carbonite *	21,748	239
Cascade Microtech *	10,953	169
Cavium *	64,389	4,380
ChannelAdvisor *	231,988	2,640
Ciber *	421,100	1,440
Ciena * (A)	174,217	3,895
Cimpress * (A)	63,659	4,455
Citrix Systems *	26,067	1,775
Clearfield * (A)	8,651	147
Coherent *	14,344	836
CommScope Holding *	78,500	2,539
Computer Sciences	30,100	1,866
Computer Task Group	59,800	401
comScore *	37,645	1,965
Convergys	78,900	1,783
CoreLogic *	57,775	2,193
Cornerstone OnDemand *	34,531	1,234
CoStar Group *	22,726	4,023

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Cray *	10,319	$219
Cypress Semiconductor	104,200	1,042
Datalink *	15,547	90
Dealertrack Technologies *	62,076	3,896
Demandware *	84,684	4,725
Descartes *	58,215	1,005
Diebold	116,325	3,620
Digi International *	141,100	1,445
Diodes *	25,100	494
Dot Hill Systems *	88,900	860
Ebix (A)	4,809	137
Ellie Mae *	4,193	304
Endurance International Group Holdings *	7,286	111
Envestnet *	18,742	585
EPAM Systems *	5,091	359
Euronet Worldwide *	69,627	4,489
EVERTEC	4,931	89
Exar *	365,900	2,159
ExlService Holdings *	40,991	1,483
Fair Isaac	15,345	1,313
FEI	4,408	333
Fidelity National Information Services	31,143	2,151
Finisar *	38,400	593
FleetMatics Group *	76,136	3,408
Forrester Research	6,865	217
Fortinet *	96,801	4,079
Gartner *	61,328	5,244
Global Payments	17,700	1,972
GrubHub *	60,523	1,601
Guidewire Software * (A)	85,392	4,774
Harris	27,800	2,136
Heartland Payment Systems	64,496	3,843
HomeAway *	51,108	1,466
HubSpot * (A)	57,656	2,727
IAC	44,583	3,112
Immersion *	19,693	228
Imperva *	4,094	244
Infinera *	20,077	438
Infoblox *	216,138	4,158
Insight Enterprises *	51,600	1,306
Integrated Device Technology *	13,552	257
Interactive Intelligence Group *	24,904	872
InterDigital	2,670	132
Intersil, Cl A	190,348	2,006
Ixia *	95,548	1,478
j2 Global	37,050	2,578
Juniper Networks	34,795	895
Knowles * (A)	24,600	401
Lexmark International, Cl A	49,300	1,478
Littelfuse	24,078	2,161
LivePerson *	21,877	200
LogMeIn *	25,904	1,615
MA-Com Technology Solutions *	30,531	901

Description	Shares	Market Value ($ Thousands)

Manhattan Associates *	9,764	$571
Marketo *	17,555	492
Marvell Technology Group	63,100	711
Maxim Integrated Products	49,800	1,677
MAXIMUS	27,630	1,673
Mellanox Technologies *	31,340	1,268
Mercury Systems *	22,100	350
Microchip Technology (A)	42,811	1,819
Microsemi *	5,509	175
MKS Instruments	36,459	1,229
Model N *	13,452	139
Monolithic Power Systems	27,479	1,321
Monotype Imaging Holdings	10,537	223
MTS Systems	4,847	289
NCR *	22,400	562
NETGEAR *	60,500	1,838
NIC	11,043	208
NICE Systems ADR	29,825	1,836
Nimble Storage * (A)	31,383	837
Nuance Communications *	126,425	2,082
NVE	3,418	180
OmniVision Technologies *	24,200	578
ON Semiconductor *	245,238	2,343
Pandora Media *	55,268	992
Paycom Software *	3,888	150
PFSweb *	24,103	314
Plantronics	27,756	1,475
Plexus *	55,581	2,116
Proofpoint *	55,165	3,108
PTC *	107,142	3,549
QAD, Cl A	47,500	1,196
Qlik Technologies *	108,841	4,121
Qorvo *	44,874	2,491
Rambus *	21,175	284
RealD *	27,205	256
RealPage *	99,423	1,830
Reis	2,883	72
RingCentral, Cl A *	134,746	2,319
Ruckus Wireless *	56,171	636
Seagate Technology (A)	23,300	1,197
Semtech *	66,227	1,123
Shutterstock * (A)	38,448	1,288
Silicon Laboratories *	84,841	3,689
SolarWinds *	172,183	6,844
Solera Holdings	246,472	11,873
SPS Commerce *	42,294	2,877
SS&C Technologies Holdings	132,951	9,006
Stamps.com *	2,693	222
Stratasys * (A)	76,608	2,349
Super Micro Computer *	6,960	190
SuperCom *	61,000	609
Synaptics *	25,083	1,758
Synchronoss Technologies *	5,915	239

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

SYNNEX	19,503	$1,544
Synopsys *	46,026	2,160
Tableau Software, Cl A *	22,569	2,125
Take-Two Interactive Software *	63,320	1,845
Tech Data *	49,599	3,236
Trimble Navigation *	265,027	5,009
Tyler Technologies *	16,500	2,278
Ultimate Software Group *	13,728	2,419
Ultratech *	85,100	1,464
Unisys *	88,451	1,165
Universal Display *	5,661	209
VeriFone Holdings *	47,780	1,493
Verint Systems *	9,197	490
VeriSign * (A)	26,000	1,792
Web.com Group *	7,686	166
WebMD Health, Cl A *	5,207	214
Western Digital	20,300	1,664
WEX *	19,362	1,830
Workiva, Cl A *	17,052	244
Xcerra *	249,000	1,559
XO Group *	20,241	297
Zebra Technologies, Cl A *	17,548	1,454

		282,847

Materials — 3.6%
AEP Industries *	1,958	107
Albemarle	53,905	2,437
Allegheny Technologies	180,555	3,487
Ashland	16,291	1,710
Avery Dennison	36,474	2,118
Balchem	5,398	316
Bemis	28,166	1,195
Berry Plastics Group *	147,716	4,372
Boise Cascade *	4,321	140
Cabot	121,184	4,105
Carpenter Technology	28,900	1,127
Chemtura *	5,693	155
Clearwater Paper *	4,034	226
Crown Holdings *	31,725	1,573
Deltic Timber	3,701	230
Domtar	36,200	1,456
Eastman Chemical	9,900	717
Flotek Industries * (A)	35,525	695
FMC	29,743	1,259
Glatfelter	29,600	535
Globe Specialty Metals	13,914	191
Graphic Packaging Holding	136,457	1,924
H.B. Fuller	33,202	1,203
Hawkins	4,679	178
Huntsman	89,400	1,478
Innophos Holdings	21,810	1,048
Kaiser Aluminum	18,862	1,576
Koppers Holdings	8,863	184
Louisiana-Pacific *	78,671	1,293

Description	Shares	Market Value ($ Thousands)

Martin Marietta Materials	16,925	$2,840
Minerals Technologies	2,600	140
Myers Industries	15,898	227
Neenah Paper	18,877	1,090
NovaGold Resources * (A)	221,600	827
Olin (A)	49,692	992
OMNOVA Solutions *	20,385	128
Patrick Industries *	7,053	266
PolyOne	152,971	4,967
Schweitzer-Mauduit International	9,300	329
Sealed Air	35,200	1,811
Sensient Technologies	19,157	1,248
Silgan Holdings	17,789	931
Steel Dynamics	44,300	863
Stillwater Mining *	170,558	1,629
Summit Materials, Cl A *	88,402	2,074
Trecora Resources *	8,868	115
UFP Technologies *	47,600	1,024
US Concrete *	1,105	57
Wausau Paper	21,111	164
WestRock	34,591	2,053

		60,810

Telecommunication Services — 0.4%
Cogent Communications Holdings	30,732	853
FairPoint Communications *	2,014	33
General Communication, Cl A *	17,506	295
Inteliquent	55,100	1,009
Iridium Communications * (A)	299,300	2,230
Lumos Networks	24,164	284
SBA Communications, Cl A *	10,100	1,194
Shenandoah Telecommunications	6,929	268
Spok Holdings	28,842	476
Straight Path Communications *	200	5

		6,647

Utilities — 3.1%
AGL Resources	27,459	1,675
ALLETE	64,302	3,072
Ameren	66,300	2,671
Atmos Energy	36,946	2,024
Avista	65,600	2,059
Cadiz * (A)	159,700	1,283
Chesapeake Utilities	28,100	1,385
Edison International	32,767	1,916
Empire District Electric	38,400	831
Great Plains Energy	176,567	4,400
IDACORP	16,455	977
NorthWestern	13,214	683
NRG Energy	98,320	1,959
Piedmont Natural Gas (A)	38,800	1,497
Pinnacle West Capital	119,941	7,140
PNM Resources	51,100	1,309
Portland General Electric	235,176	8,123
SCANA	74,836	3,958

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

August 31, 2015

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Spark Energy, Cl A	6,960	$108
UGI	72,778	2,480
UIL Holdings	16,200	738
Westar Energy, Cl A	67,243	2,458
York Water	6,130	130

		52,876

Total Common Stock (Cost $1,434,372) ($ Thousands)		1,628,281

EXCHANGE TRADED FUNDS — 0.3%
iShares Russell 2000 ETF (A)	13,474	1,552
iShares Russell 2000 Growth Fund (A)	27,592	3,951

Total Exchange Traded Funds (Cost $4,952) ($ Thousands)		5,503

	Number Of Rights

RIGHTS — 0.0%

United States — 0.0%
CHC Group # *	258,244	—

Total Rights (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 7.6%
SEI Liquidity Fund, L.P.
0.060% ** † (B)	129,549,837	129,550

Total Affiliated Partnership (Cost $129,550) ($ Thousands)		129,550

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.020% ** †	41,904,625	41,905

Total Cash Equivalent (Cost $41,905) ($ Thousands)		41,905

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bills
0.109%, 02/04/2016 (C)	$4,393	4,390

Total U.S. Treasury Obligation (Cost $4,391) ($ Thousands)		4,390

Total Investments — 106.6% (Cost $1,615,170) ($ Thousands) §		$1,809,629

Percentages are based on Net Assets of $1,698,200 ($ Thousands).

#	Expiration date is unavailable.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at August 31, 2015. The total market value of securities on loan at August 31, 2015 was $127,009 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2015 was $129,550 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

§	At August 31, 2015, the tax basis cost of the Fund’s investments was $1,615,170 ($ Thousands), and the unrealized appreciation and depreciation were $291,539 ($ Thousands) and $(97,080) ($ Thousands), respectively.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

Cl — Class

L.P. — Limited Partnership

The following is a list of the level of inputs used as of August 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,628,281	$—	$—	$1,628,281
Exchange Traded Funds	5,503	—	—	5,503
Affiliated Partnership	—	129,550	—	129,550
Cash Equivalent	41,905	—	—	41,905
U.S. Treasury Obligation	—	4,390	—	4,390
Rights	—	—	—	—

Total Investments in Securities	$1,675,689	$133,940	$—	$1,809,629

For the period ended August 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2015, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

11	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

August 31, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.9%

Consumer Discretionary — 12.6%
Aaron’s	12,180	$459
American Eagle Outfitters	328,762	5,595
Aramark	292,579	9,170
AutoZone *	4,200	3,007
Bassett Furniture Industries	3,477	101
Bed Bath & Beyond *	140,880	8,750
Big Lots	80,090	3,844
BJ’s Restaurants *	9,228	397
Bloomin’ Brands	4,570	95
Brinker International	91,500	4,861
Buckle	4,614	195
Burlington Stores *	10,290	546
Canadian Tire, Cl A	48,700	4,546
Carriage Services, Cl A	22,824	524
Carter’s	52,970	5,208
Cheesecake Factory	112,738	6,118
Chico’s FAS	291,223	4,342
Coach	83,540	2,527
Cogeco Cable	13,400	669
Cooper Tire & Rubber	15,300	591
Cooper-Standard Holding *	7,997	459
Core-Mark Holdings	8,980	540
Cracker Barrel Old Country Store	6,101	880
Deckers Outdoor *	34,410	2,216
Dollar General	125,518	9,350
Dollar Tree *	25,351	1,933
DSW, Cl A	58,590	1,740
Escalade	6,097	109
Flexsteel Industries	9,977	307
Foot Locker	67,500	4,778
Gap	41,930	1,376
Genuine Parts	19,518	1,629
GoPro, Cl A *	34,582	1,611
Graham Holdings, Cl B	7,781	5,148
HSN	51,240	3,116
Jack in the Box	37,840	2,958
Kohl’s	191,299	9,762
Lions Gate Entertainment	39,711	1,457
Lululemon Athletica *	77,150	4,938
Macy’s	42,600	2,497
McDonald’s	25,120	2,387
Michael Kors Holdings *	111,261	4,835
Morningstar	3,108	248
NVR *	4,796	7,290
Panera Bread, Cl A *	46,333	8,261
Papa John’s International	2,756	185
Performance Sports Group *	14,357	186
Reading International, Cl A *	10,673	137
Regal Entertainment Group, Cl A	19,324	368
Scripps Networks Interactive, Cl A	32,010	1,699

Description	Shares	Market Value ($ Thousands)

Shaw Communications, Cl B	148,700	$2,954
Staples	332,260	4,721
Steven Madden *	85,950	3,512
Superior Uniform Group	1,251	21
Target	140,858	10,946
Thomson Reuters	71,460	2,774
TJX	5,276	371
Tribune Media, Cl A	25,918	1,035
Vail Resorts	5,100	550
Viacom, Cl B	49,700	2,026
Wayfair, Cl A *	2,875	107
World Wrestling Entertainment, Cl A	992	20

		172,982

Consumer Staples — 18.3%
Altria Group	376,860	20,192
Archer-Daniels-Midland	47,000	2,115
B&G Foods, Cl A	3,307	101
Bunge	191,582	13,880
Cal-Maine Foods	93,561	4,970
Campbell Soup	17,591	844
Casey’s General Stores	504	53
Church & Dwight	32,352	2,791
Clorox	129,808	14,431
Coca-Cola Bottling	5,674	875
Coca-Cola Enterprises	99,530	5,125
Colgate-Palmolive	54,290	3,410
ConAgra Foods	128,800	5,368
Costco Wholesale	96,872	13,567
Coty, Cl A	64,869	1,966
CVS Health	84,493	8,652
Dean Foods	8,368	138
Dr. Pepper Snapple Group	183,677	14,093
Flowers Foods	4,357	101
Fresh Market *	16,456	354
General Mills	112,737	6,399
Hershey	77,782	6,963
Hormel Foods	86,787	5,303
Ingredion	87,330	7,540
J&J Snack Foods	2,317	264
John B Sanfilippo & Son	10,478	542
Kellogg	41,300	2,737
Kimberly-Clark	78,465	8,359
Kroger	578,206	19,948
Lancaster Colony	4,568	433
McCormick	75,252	5,966
Mead Johnson Nutrition, Cl A	39,930	3,128
Metro, Cl A	88,500	2,311
Orchids Paper Products	12,828	321
PepsiCo	153,316	14,248
Philip Morris International	63,410	5,060
Pinnacle Foods	103,104	4,623
Sanderson Farms	10,347	714
Sysco	49,895	1,989

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

TreeHouse Foods *	9,083	$721
Tyson Foods, Cl A	234,414	9,911
Universal	44,942	2,212
Vector Group	41,668	993
Wal-Mart Stores	321,515	20,812
Weis Markets	37,000	1,504
Whole Foods Market	129,200	4,233

		250,260

Energy — 1.8%
Adams Resources & Energy	2,747	125
Chevron	42,100	3,410
ConocoPhillips	38,400	1,888
Ensco, Cl A	318,680	5,771
Exxon Mobil	89,300	6,719
Frank’s International	84,980	1,386
Noble	431,040	5,612
Par Petroleum *	7,459	144

		25,055

Financials — 19.2%
Allied World Assurance Holdings	222,250	8,877
Allstate	132,760	7,737
American Capital Agency ‡	79,200	1,515
American Capital Mortgage Investment ‡	64,168	980
American Financial Group	101,500	7,010
American National Insurance	5,253	522
Annaly Capital Management ‡	575,000	5,784
Anworth Mortgage Asset ‡	41,579	209
Apollo Commercial Real Estate Finance ‡	44,077	721
Apollo Residential Mortgage ‡	8,613	120
Arch Capital Group *	60,685	4,144
Aspen Insurance Holdings	104,881	4,815
Assurant	67,310	5,005
Assured Guaranty	50,080	1,265
Axis Capital Holdings	228,085	12,773
Bank of America	206,080	3,368
Bank of Hawaii	1,119	69
BankUnited	64,954	2,315
Beneficial Bancorp *	16,585	206
BOK Financial	41,123	2,602
Canadian Imperial Bank of Commerce	40,100	2,914
Capital Bank Financial, Cl A *	3,550	109
Capitol Federal Financial	23,473	283
Capstead Mortgage ‡	41,802	436
CBL & Associates Properties ‡	252,400	3,756
CBOE Holdings	236,217	14,943
Charter Financial	26,962	338
Chubb	68,000	8,215
CU Bancorp *	12,535	270
Cullen/Frost Bankers	19,011	1,229
Customers Bancorp *	5,008	123
CYS Investments ‡	100,234	783
Employers Holdings	2,989	66
Endurance Specialty Holdings	73,240	4,669

Description	Shares	Market Value ($ Thousands)

Equity Lifestyle Properties ‡	74,080	$4,131
Essent Group *	30,302	812
Everest Re Group	128,974	22,675
Federated National Holding	2,996	66
Fidelity Southern	20,933	404
First NBC Bank Holding *	767	27
First Republic Bank	41,503	2,503
FNFV Group *	17,288	250
Gaming and Leisure Properties ‡	54,122	1,674
Genworth MI Canada	22,800	522
Government Properties Income Trust ‡	56,000	887
Greenlight Capital Re, Cl A *	8,838	225
Hanover Insurance Group	30,500	2,406
Hatteras Financial ‡	5,333	87
HCC Insurance Holdings	3,083	238
Heritage Insurance Holdings *	14,637	257
Highwoods Properties ‡	109,850	4,168
Hospitality Properties Trust ‡	133,120	3,424
Investors Bancorp	17,258	203
Ladder Capital, Cl A ‡	8,976	140
Lamar Advertising, Cl A ‡	71,981	3,840
LendingTree *	4,134	438
MarketAxess Holdings	23,480	2,123
Meta Financial Group	1,936	84
MFA Mortgage Investments ‡	643,793	4,577
MidWestOne Financial Group	4,003	117
Mortgage Investment Trust ‡	8,689	144
National Bank Holdings, Cl A	14,446	291
National Bank of Canada	74,000	2,408
Navient	26,438	338
New Residential Investments ‡	6,084	86
New York Mortgage Trust ‡	115,875	758
Opus Bank	6,730	248
Outfront Media ‡	32,532	736
Pacific Premier Bancorp *	28,679	538
PartnerRe	90,977	12,592
PennyMac Financial Services, Cl A *	11,992	206
PennyMac Mortgage Investment Trust ‡	137,200	2,068
Peoples Financial Services	3,680	132
Post Properties ‡	49,400	2,735
PRA Group *	44,760	2,385
Progressive	149,300	4,473
Reinsurance Group of America, Cl A	54,970	4,996
RenaissanceRe Holdings	153,352	15,634
Ryman Hospitality Properties ‡	89,300	4,575
Santander Consumer USA Holdings *	45,545	1,023
Select Income ‡	12,913	239
ServisFirst Bancshares	9,456	355
Silver Bay Realty Trust ‡	37,363	585
Starwood Property Trust ‡	152,400	3,243
State Bank Financial	5,690	115
Stonegate Bank	11,394	355
Talmer Bancorp, Cl A	4,962	81

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Travelers	132,973	$13,237
Two Harbors Investment ‡	605,792	5,731
United Development Funding IV ‡	10,307	180
United Insurance Holdings	13,726	180
Validus Holdings	293,698	13,005
Waterstone Financial	8,424	109
Wells Fargo	106,200	5,664
White Mountains Insurance Group	127	91

		263,985

Health Care — 15.5%
Abbott Laboratories	39,760	1,801
Addus HomeCare *	18,745	539
Adeptus Health, Cl A *	3,353	334
Aetna	71,200	8,154
AmerisourceBergen	128,246	12,830
Amgen	20,800	3,157
Analogic	1,946	157
Anthem	56,700	7,997
AstraZeneca ADR	52,400	1,639
Atrion	582	225
Baxalta	94,900	3,336
Baxter International	148,040	5,692
Becton Dickinson	12,033	1,697
Bristol-Myers Squibb	20,873	1,241
C.R. Bard	17,610	3,413
Cardinal Health	89,836	7,391
Chemed	5,837	796
DaVita HealthCare Partners *	51,340	3,883
Eli Lilly	91,080	7,500
Express Scripts Holding *	83,119	6,949
Gilead Sciences	45,090	4,738
HCA Holdings *	26,310	2,279
Henry Schein *	9,960	1,363
Hill-Rom Holdings	93,820	4,957
Hologic *	6,310	245
Humana	12,600	2,303
ICON *	17,140	1,320
ICU Medical *	7,285	827
Inogen *	5,382	265
Insys Therapeutics *	7,403	240
Intuitive Surgical *	9,960	5,089
iRadimed *	4,923	118
Johnson & Johnson	274,167	25,766
Lion Biotechnologies *	11,598	82
McKesson	37,452	7,400
MEDNAX *	15,410	1,241
Merck	330,129	17,778
MiMedx Group *	25,689	249
Myriad Genetics *	64,150	2,410
NeoGenomics *	35,451	215
OPKO Health *	37,453	405
Owens & Minor	20,006	680
Patterson	90,770	4,160

Description	Shares	Market Value ($ Thousands)

Pfizer	599,570	$19,318
Phibro Animal Health, Cl A	8,745	309
Quest Diagnostics	142,610	9,669
Quintiles Transnational Holdings *	13,742	1,024
Sagent Pharmaceuticals *	1,076	22
SeaSpine Holdings *	1	—
Sorrento Therapeutics *	15,350	195
STERIS	5,241	336
Teleflex	18,603	2,433
UnitedHealth Group	47,100	5,449
Varian Medical Systems *	60,240	4,894
Waters *	41,720	5,064
West Pharmaceutical Services	2,105	117
Zoetis, Cl A	34,766	1,560

		213,251

Industrials — 3.2%
Boeing	36,100	4,718
Deere	87,800	7,180
Echo Global Logistics *	12,334	287
Expeditors International of Washington	19,520	956
FedEx	12,300	1,852
Healthcare Services Group	3,106	104
KAR Auction Services	37,568	1,392
L-3 Communications Holdings	22,300	2,352
Landstar System	3,508	232
Lockheed Martin	21,919	4,410
Masonite International *	9,153	605
Northrop Grumman	47,700	7,810
Orbital ATK	36,125	2,735
Radiant Logistics *	7,416	45
Raytheon	56,100	5,754
Republic Services, Cl A	84,200	3,450
Sparton *	15,165	352
Wesco Aircraft Holdings *	8,124	114

		44,348

Information Technology — 11.1%
Accenture, Cl A	47,982	4,523
Amdocs	398,959	22,824
Apple	51,671	5,826
Aspen Technology *	125,982	4,771
Blackhawk Network Holdings, Cl A *	14,209	562
Booz Allen Hamilton Holding, Cl A	148,137	3,955
Broadridge Financial Solutions	8,777	463
Brocade Communications Systems	303,353	3,231
CA	144,200	3,935
CDW	13,175	524
Cisco Systems	238,000	6,159
Computer Sciences	47,710	2,958
CSG Systems International	69,600	2,151
DST Systems	18,964	1,942
eBay *	196,990	5,340
Electronic Arts *	8,190	542
FactSet Research Systems	49,751	7,857

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Forrester Research	2,561	$81
GTT Communications *	10,000	220
Harris	37,300	2,865
Hewlett-Packard	84,314	2,366
IAC	73,420	5,125
Ingram Micro, Cl A	5,028	136
Intel	253,300	7,229
International Business Machines	103,901	15,366
Intuit	10,766	923
Juniper Networks	190,940	4,909
King Digital Entertainment	74,140	988
Lexmark International, Cl A	14,570	437
MAXIMUS	4,321	262
Microsoft	60,100	2,616
NetApp	104,160	3,329
NeuStar, Cl A *	6,767	189
Oracle	116,000	4,302
Qualcomm	65,300	3,695
Reis	10,299	256
Sapiens International	4,129	48
Science Applications International	32,700	1,595
Symantec	247,580	5,073
Synopsys *	89,700	4,210
VeriSign *	74,160	5,113
Western Union	220,100	4,059

		152,955

Materials — 2.3%
Avery Dennison	144,440	8,389
Bemis	99,000	4,199
Berry Plastics Group *	15,581	461
CF Industries Holdings	82,020	4,706
Clearwater Paper *	4,825	270
Compass Minerals International	31,033	2,514
Kaiser Aluminum	2,493	208
Mosaic	60,300	2,462
Newmont Mining	22,081	377
Rayonier Advanced Materials	16,652	114
Royal Gold	55,814	2,686
Scotts Miracle-Gro, Cl A	38,523	2,396
Sonoco Products	59,400	2,336

		31,118

Telecommunication Services — 4.7%
AT&T	840,276	27,897
BCE	60,500	2,419
Hawaiian Telcom Holdco *	18,418	406
IDT, Cl B	4,437	69
NTT DOCOMO ADR	91,700	1,927
Rogers Communications, Cl B	67,800	2,288
SK Telecom ADR	207,600	4,721
TELUS Toronto Stock Exchange	67,200	2,174
Verizon Communications	486,900	22,402

		64,303

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 8.1%
ALLETE	11,159	$533
Ameren	112,600	4,537
American Electric Power	131,200	7,123
American Water Works	38,456	1,997
Artesian Resources, Cl A	5,850	129
Avista	10,772	338
Cleco	7,113	381
Consolidated Edison	191,663	12,058
DTE Energy	98,441	7,684
Edison International	254,874	14,905
El Paso Electric	488	17
Entergy	212,343	13,872
Exelon	235,800	7,253
FirstEnergy	61,200	1,956
IDACORP	6,980	415
Northwest Natural Gas	9,993	440
NorthWestern	8,176	422
PG&E	132,310	6,560
Pinnacle West Capital	48,800	2,905
Portland General Electric	137,597	4,753
Public Service Enterprise Group	188,500	7,587
SCANA	82,800	4,379
Southern	143,643	6,236
Unitil	24,193	871
WEC Energy Group	90,876	4,330

		111,681

Total Common Stock (Cost $1,172,176) ($ Thousands)		1,329,938

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.020% ** †	36,815,499	36,815

Total Cash Equivalent (Cost $36,815) ($ Thousands)		36,815

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
0.173%, 03/03/2016 (A) (B)	$125	125
0.113%, 02/04/2016 (A) (B)	2,260	2,259

Total U.S. Treasury Obligations (Cost $2,384) ($ Thousands)		2,384

Total Investments — 99.8% (Cost $1,211,375) ($ Thousands) §		$1,369,137

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Continued)

August 31, 2015

A list of the open futures contracts held by the Fund at August 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	223	Sep-2015	$(1,209)

For the period ended August 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,372,400 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

§	At August 31, 2015, the tax basis cost of the Fund’s investments was $1,211,375 ($ Thousands), and the unrealized appreciation and depreciation were $207,882 ($ Thousands) and $(50,120) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,329,938	$—	$—	$1,329,938
Cash Equivalent	36,815	—	—	36,815
U.S. Treasury Obligations	—	2,384	—	2,384

Total Investments in Securities	$1,366,753	$2,384	$—	$1,369,137

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(1,209)	$—	$—	$(1,209)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended August 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2015, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.8%

Argentina — 0.3%
MercadoLibre (A)	157,000	$17,278
Ternium ADR	42,272	601

		17,879

Australia — 2.8%
Adelaide Brighton	241,942	774
Amcor	1,866,934	18,159
ASX	161,460	4,515
Australia & New Zealand Banking Group	714,318	14,144
Australia & New Zealand Banking Group ADR	1,029,500	20,302
AWE *	701,332	462
Beach Energy	6,413,546	3,047
BGP Holdings *	239,898	—
BHP Billiton ADR	378,907	13,955
Boral	2,131,681	8,523
Brambles	1,551,250	10,822
Caltex Australia	725,003	16,386
Cochlear	145,248	8,797
CSR	1,527,541	3,368
Downer	685,040	1,758
DuluxGroup	401,206	1,601
Echo Entertainment Group	548,910	1,914
Harvey Norman Holdings	954,737	2,938
Independence Group	383,949	901
Newcrest Mining *	3,662,442	29,081
Orora	1,532,181	2,487
Qantas Airways *	5,047,623	12,024
South32 ADR *	1	—
Tabcorp Holdings	385,904	1,267
Telstra	1,580,025	6,463
Treasury Wine Estates	1,508,271	6,373
Western Areas	136,665	267

		190,328

Austria — 1.1%
Conwert Immobilien Invest	1,074,222	13,938
Erste Group Bank	724,885	21,569
Schoeller-Bleckmann Oilfield Equipment	271,860	14,835
Voestalpine	576,916	21,074

		71,416

Belgium — 0.5%
Ageas	34,794	1,423
Anheuser-Busch InBev	57,290	6,257
bpost	99,143	2,415
Delhaize Group	232,649	20,831
Solvay	14,591	1,715

		32,641

Brazil — 1.0%
Ambev	124,900	657
Banco Bradesco ADR	3,944,022	25,124
Banco do Brasil	2,670,125	13,071
BRF - Brasil Foods	39,100	744

Description	Shares	Market Value ($ Thousands)

Cia Energetica de Minas Gerais ADR	440,454	$925
Embraer ADR	313,856	7,934
JBS	806,800	3,112
Light	519,100	1,666
Qualicorp	2,265,600	10,525
Tim Participacoes	398,300	957

		64,715

Canada — 4.6%
Advantage Oil & Gas *	102,400	564
Bank of Montreal	239,800	12,797
Bankers Petroleum *	561,600	992
Birchcliff Energy *	157,100	813
Canadian Imperial Bank of Commerce	233,300	16,954
Celestica *	222,200	2,685
CGI Group, Cl A *	77,500	2,831
Constellation Software	21,760	9,195
Dominion Diamond	43,700	514
Empire, Cl A	37,000	2,452
Enerplus	231,542	1,458
Fairfax Financial Holdings	44,606	20,510
George Weston	24,500	2,007
Laurentian Bank of Canada	23,000	837
Linamar	175,400	9,111
Magna International, Cl A	1,234,719	60,384
Manulife Financial	1,728,500	28,053
Manulife Financial, Cl Common Subscription Receipt	421,300	6,770
Maple Leaf Foods	171,970	2,885
Methanex	40,700	1,659
Open Text	293,200	13,288
Power Corp of Canada	30,800	667
Quebecor, Cl B	233,300	4,945
Restaurant Brands International	246,700	9,360
Ritchie Bros Auctioneers (A)	286,821	7,910
Rogers Communications, Cl B	335,938	11,462
Royal Bank of Canada	114,400	6,306
Shaw Communications, Cl B	93,793	1,863
Suncor Energy	258,500	7,239
Toronto-Dominion Bank	657,300	26,160
Valeant Pharmaceuticals International *	173,148	39,691
Western Energy Services	254,300	1,055

		313,417

Chile — 0.0%
Enersis ADR	230,029	3,193

China — 3.5%
Alibaba Group Holding ADR *	106,922	7,070
Anhui Conch Cement	14,920,500	45,146
Baidu ADR *	99,500	14,651
Bitauto Holdings ADR *	149,988	4,027
China Construction Bank	40,279,800	28,326
China Oilfield Services	13,593,400	14,628
China Telecom	1,660,000	870

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Chongqing Rural Commercial Bank	4,115,000	$2,405
CITIC Securities	10,294,039	20,641
ENN Energy Holdings	924,000	4,715
Great Wall Motor	2,818,376	7,528
Industrial & Commercial Bank of China	24,219,000	14,312
Mindray Medical International ADR	740,940	17,946
NetEase ADR	4,831	537
New China Life Insurance	462,800	1,809
Ping An Insurance Group of China	1,123,000	5,499
Tencent Holdings	2,042,828	34,741
Want Want China Holdings	7,414,000	5,979
Weichai Power	8,136,200	8,756

		239,586

Colombia — 0.2%
Bancolombia ADR, Cl R	339,845	11,725

Czech Republic — 0.2%
Komercni Banka	70,313	15,996

Denmark — 1.3%
DSV	475,062	16,945
Genmab *	45,735	4,102
Novo Nordisk, Cl B	473,860	26,265
Novozymes, Cl B	293,176	12,755
Pandora	147,860	17,059
Vestas Wind Systems	191,185	10,204

		87,330

Finland — 0.8%
Elisa, Cl A	25,935	863
Kone, Cl B	411,713	16,276
Neste Oil	236,159	6,054
Orion, Cl B	176,467	6,996
Sampo, Cl A	266,435	12,846
Stora Enso, Cl R	900,891	8,010
Tieto	35,692	915
UPM-Kymmene	234,316	3,904

		55,864

France — 3.7%
Atos	298,834	22,679
AXA	1,248,044	31,430
Edenred	323,129	6,845
Essilor International	144,163	17,187
Etablissements Maurel et Prom	107,514	565
Faurecia	71,093	2,562
Lafarge	226,856	14,438
L’Oreal	206,352	35,307
Peugeot *	496,897	8,574
Sanofi-Aventis	291,428	28,792
Societe Generale	429,532	20,915
Sodexo	205,860	18,091
Technicolor	382,308	2,835
Technip	171,020	9,306
Teleperformance	133,107	9,360

Description	Shares	Market Value ($ Thousands)

Thales	46,607	$3,207
TOTAL	167,030	7,637
Valeo	64,844	8,138

		247,868

Germany — 5.1%
Aareal Bank	37,925	1,410
Allianz	52,492	8,367
Aurubis	43,137	2,861
BASF	283,126	22,784
Bertrandt	2,269	246
Brenntag	182,801	10,155
Continental	53,900	11,442
Deutsche Boerse	397,146	35,507
Deutsche Euroshop	155,097	6,895
Deutsche Lufthansa	1,353,798	16,466
Deutz	84,126	492
Dialog Semiconductor *	144,172	6,909
Duerr	100,082	7,738
Evonik Industries	127,312	4,737
GEA Group	815,349	31,793
Gerresheimer	110,250	7,984
Hannover Rueck	62,865	6,383
HeidelbergCement	17,082	1,289
Henkel	357,241	32,752
Hochtief	96,460	8,137
K+S	41,118	1,536
KION Group	10,651	473
Krones	6,610	707
KUKA	66,076	5,258
Merck KGaA	229,272	21,906
MTU Aero Engines	120,494	10,785
Muenchener Rueckversicherungs	3,732	685
Nordex *	104,831	3,020
ProSiebenSat.1 Media	82,321	4,004
Rhoen Klinikum	145,665	3,899
SAP	223,216	15,004
Software	30,839	852
Stada Arzneimittel	153,460	5,277
Stroeer Media	54,875	3,228
Symrise	584,056	35,202
TUI	395,038	7,082

		343,265

Hong Kong — 3.6%
Belle International Holdings	12,698,000	11,617
BOC Hong Kong Holdings	9,613,500	32,500
Chaoda Modern Agriculture	52,790	2
China Mobile	7,646,021	92,640
China Unicom	1,430,000	1,878
CK Hutchison Holdings	2,157,500	28,757
Hang Seng Bank	770,900	13,717
Hong Kong Exchanges and Clearing	788,700	18,542
Orient Overseas International	4,886,500	24,243

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

PAX Global Technology	21,804,815	$20,313

		244,209

India — 1.5%
Apollo Tyres	165,885	449
Bharat Petroleum	49,877	663
Britannia Industries	94,560	4,168
HCL Technologies	600,729	8,775
HDFC Bank ADR	581,313	33,129
Hindustan Unilever	81,468	1,055
ICICI Bank ADR	6,158,818	53,705
Maruti Udyog	29,548	1,852

		103,796

Indonesia — 0.5%
AVG Technologies *	11,250	260
Bank Rakyat Indonesia Persero	25,885,500	19,576
Indofood Sukses Makmur	23,066,500	8,701
Telekomunikasi Indonesia Persero	19,799,500	4,044
Telekomunikasi Indonesia Persero ADR	122,352	4,920

		37,501

Ireland — 3.4%
CRH	582,365	17,295
Endo International *	396,040	30,495
ICON *	1,084,239	83,486
James Hardie Industries, CDI	1,096,021	13,652
Jazz Pharmaceuticals *	180,269	30,433
Ryanair Holdings ADR	348,823	25,447
Shire ADR	33,154	7,692
Smurfit Kappa Group	696,792	20,585

		229,085

Israel — 1.2%
Bank Hapoalim	1,806,927	9,144
Bank Leumi Le-Israel *	1,199,980	4,365
Israel Chemicals	1,760,083	9,887
Teva Pharmaceutical Industries ADR	912,061	58,746

		82,142

Italy — 0.3%
Brembo	29,981	1,243
Exor	319,405	14,663
FinecoBank Banca Fineco	322,663	2,500
Recordati	78,712	1,873
Saras *	1,214,741	3,084

		23,363

Japan — 14.6%
Adastria	19,300	1,038
Alfresa Holdings	517,700	9,458
All Nippon Airways	341,000	1,001
Alpine Electronics	97,300	1,371
Alps Electric	62,500	1,962
Avex Group Holdings	39,900	509
Calsonic Kansei	823,000	5,759
Canon Marketing Japan	28,800	424
Coca-Cola West	291,000	5,991
Dai-ichi Life Insurance	373,300	6,814

Description	Shares	Market Value ($ Thousands)

Daiichi Sankyo	54,700	$1,055
Daiichikosho	24,100	914
Daikyo	1,112,000	1,743
Daito Trust Construction	179,400	19,645
Daiwa House Industry	867,200	21,332
Daiwa Securities Group	5,018,520	34,877
DCM Holdings	277,900	2,192
Denso	1,298,000	58,149
Dowa Holdings	422,000	3,681
FANUC	252,121	41,016
Fast Retailing	40,200	16,343
Fujitsu	356,000	1,769
Fujitsu General	146,000	1,809
Haseko	1,033,400	12,169
Hazama Ando	598,500	3,926
Hitachi	3,438,000	19,343
Iida Group Holdings	238,800	4,233
Isuzu Motors	2,445,800	27,882
IT Holdings	238,000	5,584
Itochu	346,000	4,156
Japan Airlines	799,000	28,450
Japan Exchange Group	1,821,025	56,801
Kawasaki Kisen Kaisha	4,257,000	9,485
KDDI	678,300	16,892
Kirin Holdings	49,700	731
Kobe Steel	9,051,000	12,174
Kura	19,300	538
Maeda Road Construction	159,000	2,845
Marubeni	1,262,100	6,928
Medipal Holdings	685,700	11,888
Mirait Holdings	27,100	254
Misawa Homes	98,000	703
Mitsubishi	217,300	4,043
Mitsubishi Electric	1,391,000	13,900
Mitsubishi Gas Chemical	440,000	2,149
Mitsubishi UFJ Financial Group	856,900	5,657
Mitsui ADR	108,000	28,039
Mitsui Chemicals	357,000	1,211
Mitsui Sumitomo Insurance Group Holdings	622,900	19,666
Mitsui Trust Holdings	4,922,000	20,357
Mizuho Financial Group	10,145,300	20,821
Morinaga	76,000	406
Morinaga Milk Industry	87,000	423
NEC Networks & System Integration	32,000	584
Nexon	83,500	1,165
Nichi-iko Pharmaceutical	139,500	4,213
Nichirei	78,000	477
Nintendo	115,284	23,792
Nippo	210,000	3,578
Nippon Flour Mills	78,000	497
Nippon Paper Industries	40,000	656
Nippon Steel & Sumitomo Metal	7,695,000	15,855
Nippon Suisan Kaisha	479,200	1,503

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Nissan Tokyo Sales Holdings	142,700	$416
Nissha Printing	49,000	842
Nomura Real Estate Holdings	298,000	5,602
NSK	2,311,500	28,497
OKUMA	182,000	1,443
Omron	867,544	32,644
Pigeon	147,700	3,918
Pioneer *	706,500	1,283
Rakuten	1,300,100	18,603
SBI Holdings	399,400	4,865
Secom	535,200	34,285
Seino Holdings	201,000	2,234
Shimano	107,700	14,513
Shionogi	10,900	428
SKY Perfect JSAT Holdings	425,600	1,935
SMC	65,900	16,023
Sojitz	868,600	1,842
Sony	1,255,554	32,760
Sumitomo Chemical	248,000	1,236
Sumitomo Heavy Industries	950,000	4,139
Sumitomo Metal Mining	2,282,000	29,018
Sumitomo Osaka Cement	526,000	2,044
Suzuken	170,590	5,870
T&D Holdings	1,136,700	15,331
Taisei	115,000	780
Toagosei	81,100	596
Toho Holdings	205,600	4,527
Tokyo Electric Power *	1,440,000	9,863
Toppan Printing	59,000	490
Tosoh	602,000	2,846
Towa Pharmaceutical	6,100	476
Toyota Motor	197,600	11,727
Toyota Tsusho	628,800	14,497
Ube Industries	792,000	1,373
West Japan Railway	78,900	5,331
Yamazaki Baking	195,000	3,291
Yaskawa Electric	2,827,698	32,434
Zenkoku Hosho	146,100	5,275

		986,103

Malaysia — 0.0%
Telekom Malaysia	650,500	1,002
Tenaga Nasional	940,300	2,500

		3,502

Mexico — 0.7%
America Movil, Ser L	8,157,020	7,433
America Movil ADR, Ser L, Cl L	2,041,116	37,352
Gruma, Ser B, Cl B	59,583	803

		45,588

Netherlands — 2.6%
Aegon	4,135,417	25,421
AerCap Holdings *	149,110	6,269
Boskalis Westminster	114,559	5,960
Core Laboratories (A)	338,868	39,200

Description	Shares	Market Value ($ Thousands)

Heineken Holding	314,730	$21,935
Koninklijke Ahold	203,247	4,012
Koninklijke Vopak	73,408	3,020
NXP Semiconductor *	407,777	34,518
PostNL *	693,430	2,616
TomTom *	261,703	2,625
Unilever	710,086	28,433
Wolters Kluwer	114,279	3,617

		177,626

Norway — 1.6%
DnB	3,789,725	53,510
Norsk Hydro	9,083,538	31,046
Seadrill	401,345	2,967
Statoil ADR (A)	1,080,120	16,731
Yara International	50,841	2,239

		106,493

Panama — 0.1%
Copa Holdings, Cl A (A)	88,640	4,545

Peru — 0.2%
Credicorp	135,753	14,930

Poland — 0.2%
Energa	135,995	705
Orange Polska	239,817	452
PGE	937,997	3,881
Polski Koncern Naftowy Orlen	288,260	5,641
Tauron Polska Energia	321,681	298

		10,977

Portugal — 0.1%
Jeronimo Martins	468,944	6,489

Qatar — 0.1%
Barwa Real Estate	381,136	4,606

Russia — 0.6%
Lukoil ADR	503,500	19,440
Magnit GDR	260,046	13,001
Sistema GDR	123,944	915
Yandex, Cl A *	376,100	4,588

		37,944

Singapore — 2.1%
Avago Technologies, Cl A	298,741	37,633
DBS Group Holdings	2,973,000	37,439
Keppel	4,845,100	23,499
Singapore Airlines	99,000	696
Singapore Exchange	228,300	1,175
United Overseas Bank	1,266,210	17,400
United Overseas Bank ADR	870,200	24,044

		141,886

South Africa — 1.5%
Barclays Africa Group	61,823	810

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Clicks Group	102,539	$708
FirstRand	3,295,392	13,145
Investec	118,836	967
Liberty Holdings	86,627	841
Massmart Holdings	366,886	3,170
Naspers, Cl N	256,094	33,189
Sanlam	1,011,211	4,863
Sasol	51,767	1,658
Sasol ADR	937,900	30,725
Shoprite Holdings	42,399	519
SPAR Group	36,945	529
Standard Bank Group	512,503	5,646
Steinhoff International Holdings	352,028	2,109
Telkom	1,239,923	5,936

		104,815

South Korea — 2.5%
Amorepacific	7,130	2,282
Daewoo Securities	86,053	902
Hanssem	11,668	3,142
Hyundai Mobis	98,516	17,200
Kia Motors	63,159	2,601
Korea Electric Power	13,415	545
Korea Electric Power ADR (A)	1,578,411	32,231
LG.Philips LCD	502,340	9,790
NAVER	20,246	8,482
Samsung Electronics	65,793	60,578
SK Holdings	44,758	10,217
SK Hynix	235,208	7,119
SK Telecom	56,508	11,657

		166,746

Spain — 1.1%
ACS Actividades Construcciones y Servicios	37,302	1,209
Amadeus IT Holding, Cl A	1,027,529	42,956
Gamesa Tecnologica	103,789	1,562
Grifols	25,799	1,057
Industria de Diseno Textil	658,495	21,943
Mediaset Espana Comunicacion	201,275	2,401
Tecnicas Reunidas	22,204	1,068

		72,196

Sweden — 2.7%
Atlas Copco, Cl B	924,563	21,051
Betsson	179,550	3,170
BillerudKorsnas	358,251	5,467
Boliden	129,842	2,141
Electrolux, Cl B	142,365	4,012
Getinge, Cl B	1,214,847	26,945
Holmen, Cl B	15,495	435
Industrivarden, Cl C	167,580	3,045
JM	206,104	5,402
Nordea Bank	2,507,700	29,613
Securitas, Cl B	269,468	3,430
Skandinaviska Enskilda Banken, Cl A	299,991	3,484
Svenska Cellulosa, Cl B	215,809	6,140

Description	Shares	Market Value ($ Thousands)

Svenska Cellulosa ADR (A)	663,100	$18,848
Svenska Handelsbanken, Cl A	1,903,791	28,382
Swedish Orphan Biovitrum *	120,419	1,533
TeliaSonera	2,584,404	14,553
Volvo, Cl B	729,112	7,914

		185,565

Switzerland — 6.6%
Actelion	324,950	44,355
Adecco	109,924	8,633
Baloise Holding	14,032	1,718
Cie Financiere Richemont	169,452	12,678
Credit Suisse Group ADR (A)	701,096	18,853
Forbo Holding	3,228	3,488
Galenica	12,979	16,696
Georg Fischer	8,119	4,878
Givaudan	19,882	34,231
Julius Baer Group	145,200	7,067
Kaba Holding	2,199	1,455
Lonza Group	151,983	20,840
Nestle	454,399	33,503
Novartis	467,346	45,765
Novartis ADR	407,970	39,663
Roche Holding	280,044	76,451
Swiss Life Holding	86,405	20,228
Swiss Re	143,943	12,362
Zurich Insurance Group ADR	1,469,800	40,346

		443,210

Taiwan — 2.9%
Advanced Semiconductor Engineering	24,570,000	25,373
AU Optronics	12,408,000	4,004
AU Optronics ADR	5,199,300	16,274
Chunghwa Telecom	236,000	717
Foxconn Technology	778,710	2,190
Fubon Financial Holding	11,754,949	20,196
Hon Hai Precision Industry	8,333,056	23,691
Hon Hai Precision Industry GDR	1,665,009	9,374
Innolux, Cl A	15,521,544	5,486
Pegatron	4,341,000	11,234
Taiwan PCB Techvest	753,000	741
Taiwan Semiconductor Manufacturing	3,008,000	11,926
Taiwan Semiconductor Manufacturing ADR	3,114,600	61,918
United Microelectronics	3,643,000	1,204
United Microelectronics ADR (A)	1,211,600	1,975

		196,303

Thailand — 0.1%
Siam Cement, NVDR	406,600	5,445
Thanachart Capital	1,205,600	992

		6,437

Turkey — 1.1%
Akbank	6,182,621	14,485
BIM Birlesik Magazalar	427,973	7,417
Eregli Demir ve Celik Fabrikalari	1,782,965	2,426
KOC Holding ADR	1,358,750	26,305

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Tupras Turkiye Petrol Rafinerileri	69,191	$1,785
Turkiye Garanti Bankasi	5,199,390	13,181
Turkiye Is Bankasi, Cl C	4,141,133	6,928
Turkiye Vakiflar Bankasi Tao, Cl D	684,727	906

		73,433

United Arab Emirates — 0.5%
Dubai Islamic Bank	17,895,081	34,104

United Kingdom — 14.7%
3i Group	905,820	6,838
Abcam	49,922	444
Amlin	1,897,125	15,056
Antofagasta	555,051	5,196
APERAM *	70,981	2,397
ARM Holdings	1,488,355	21,382
ARM Holdings ADR	1,284,691	54,163
Ashtead Group	469,803	6,832
ASOS *	139,251	6,436
Associated British Foods	369,614	18,183
AstraZeneca	40,849	2,590
BAE Systems ADR	1,149,500	31,680
Berkeley Group Holdings	213,387	11,066
BG Group	769,290	11,731
BP PLC ADR	261,383	8,767
British American Tobacco	265,098	14,184
Burberry Group	313,994	6,811
Capita	984,107	18,722
Carnival	113,610	5,799
Centrica	4,845,331	18,168
Debenhams	1,711,073	1,992
Diageo	1,191,410	31,804
Dixons Carphone	417,130	2,757
DS Smith	277,492	1,685
Experian	923,108	15,745
Halma	365,551	4,245
Hargreaves Lansdown	689,508	11,930
Hays	643,845	1,581
Home Retail Group	1,009,815	2,362
HSBC Holdings	1,679,458	13,402
Hunting	64,030	510
Imperial Tobacco Group	913,422	44,379
Inchcape	157,269	1,767
Indivior *	822,116	2,826
Investec	717,283	5,896
ITV	14,698,563	56,561
John Wood Group	147,063	1,444
Just Eat *	321,990	1,952
Man Group	6,845,817	17,048
Marks & Spencer Group ADR	2,181,000	35,005
Mondi	508,405	11,557
Pace	116,725	611
Persimmon	1,686,282	54,489
Petrofac	520,463	7,114

Description	Shares	Market Value ($ Thousands)

Playtech	186,791	$2,463
Premier Oil	830,955	1,353
Prudential	1,305,492	28,539
QinetiQ	613,518	2,197
Reckitt Benckiser Group	351,853	31,189
Rightmove	11,157	638
Rio Tinto	560,131	20,561
Rio Tinto ADR (A)	1,058,977	38,885
Rolls-Royce Holdings	620,263	7,087
Royal Dutch Shell, Cl A	1,285,909	33,543
Royal Dutch Shell, Cl A (GBP)	120,089	3,153
Royal Dutch Shell ADR, Cl A	627,200	33,192
Schroders	72,937	3,183
Shire	1,208,094	93,573
Sky	1,154,042	18,512
St. James’s Place	925,337	13,029
Standard Chartered	752,996	8,861
Subsea 7	1,539,965	12,929
Tullow Oil	1,588,442	5,451
Wolseley	420,533	27,210
WPP	621,633	12,936

		993,591

United States — 2.6%
Allergan *	105,604	32,076
Axis Capital Holdings	296,500	16,604
Carnival, Cl A	781,916	38,494
Everest Re Group	242,188	42,579
Luxoft Holding, Cl A *	8,924	545
Mylan *	685,635	34,001
PriceSmart (A)	115,660	9,832
Taro Pharmaceuticals Industries *	16,967	2,267

		176,398

Total Common Stock (Cost $6,394,367) ($ Thousands)		6,408,806

PREFERRED STOCK — 0.8%

Brazil — 0.4%
Banco Bradesco	562,280	3,571
Cia Energetica de Minas Gerais	645,654	1,347
Cia Paranaense de Energia	44,700	375
Itau Unibanco Holding	1,132,615	8,272
Itau Unibanco Holding ADR	854,294	6,253
Telefonica Brasil, Cl Preference	512,100	5,694

		25,512

Germany — 0.4%
Volkswagen	136,417	25,909

Total Preferred Stock (Cost $75,718) ($ Thousands)		51,421

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Continued)

August 31, 2015

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.020% ** †	139,067,467	$139,067

Total Cash Equivalent (Cost $139,067) ($ Thousands)		139,067

AFFILIATED PARTNERSHIP — 1.7%
SEI Liquidity Fund, L.P.
0.060% ** † (B)	116,414,396	116,414

Total Affiliated Partnership (Cost $116,414) ($ Thousands)		116,414

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills
0.127%, 02/04/2016 (C) (D)	$12,684	12,676

Total U.S. Treasury Obligation (Cost $12,677) ($ Thousands)		12,676

Total Investments — 99.5% (Cost $6,738,243) ($ Thousands) §		$6,728,384

A list of the open futures contracts held by the Fund at August 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Hang Seng Index	50	Sep-2015	$55
S&P TSX 60 Index	113	Sep-2015	(589)
Topix Index	283	Sep-2015	(2,309)
DJ Euro Stoxx 50 Index	1,428	Sep-2015	(3,416)
SPI 200 Index	134	Sep-2015	(655)
FTSE 100 Index	370	Sep-2015	(2,689)

			$(9,603)

For the period ended August 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $6,761,523 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2015.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at August 31, 2015. The total market value of securities on loan at August 31, 2015 was $114,462 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2015 was $116,414 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

§	At August 31, 2015, the tax basis cost of the Fund’s investments was $6,738,243 ($ Thousands), and the unrealized appreciation and depreciation were $769,474 ($ Thousands) and $(779,333) ($ Thousands), respectively.

ADR — American Depositary Receipt

CDI — CREST Depository Interest

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

L.P. — Limited Partnership

NVDR — Non-Voting Depository Receipt

PLC — Public Limited Company

Ser — Series

S&P — Standard & Poor’s

SPI — Share Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of August 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,407,768	$1,038	$—	$6,408,806
Preferred Stock	51,421	—	—	51,421
Cash Equivalent	139,067	—	—	139,067
Affiliated Partnership	116,414	—	—	116,414
U.S. Treasury Obligation	—	12,676	—	12,676

Total Investments in Securities	$6,714,670	$13,714	$—	$6,728,384

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$55	$—	$—	$55
Unrealized Depreciation	(9,658)	—	—	(9,658)

Total Other Financial Instruments	$(9,603)	$—	$—	$(9,603)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2015, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended August 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.2%

Argentina — 0.4%
MercadoLibre	2,800	$308

Australia — 2.0%
Australia & New Zealand Banking Group	6,980	138
BGP Holdings *	4,500	—
BHP Billiton ADR	6,122	225
Brambles	27,367	191
Cochlear	2,729	165
Collins Foods	16,130	38
Commonwealth Bank of Australia	6,914	368
Godfreys Group *	4,630	10
Hansen Technologies	6,622	14
Objective Corporation	5,533	6
oOh!media	12,868	25
Qantas Airways *	26,445	63
South32 ADR *	1	—
Telstra	44,000	180
Treasury Wine Estates	29,363	124
Watpac	10,863	7

		1,554

Austria — 2.1%
Austria Technologie & Systemtechnik	3,347	54
Conwert Immobilien Invest	17,356	225
Erste Group Bank	11,712	348
OMV	8,837	226
Porr Ag	2,082	56
Schoeller-Bleckmann Oilfield Equipment	4,394	240
Strabag	1,435	36
Voestalpine	10,115	369
Wienerberger	1,053	19

		1,573

Belgium — 0.3%
Anheuser-Busch InBev	1,600	175
Jensen-Group	368	8
Sioen Industries	1,719	31
TER Beke	86	7

		221

Brazil — 1.2%
Ambev	12,900	68
Banco Bradesco ADR	22,680	144
Banco do Brasil	46,100	226
Embraer ADR	5,925	150
JBS	43,800	169
Qualicorp	36,600	170

		927

Canada — 5.1%
Bank of Nova Scotia	300	14
Bird Construction	28,600	259
Chorus Aviation, Cl A	5,140	21
Claude Resources *	25,500	12

Description	Shares	Market Value ($ Thousands)

Cogeco	1,700	$71
Cogeco Cable	1,000	50
Constellation Software	493	208
Fairfax Financial Holdings	804	370
Magellan Aerospace	1,300	16
Magna International, Cl A	7,408	361
Manulife Financial, Cl Common Subscription Receipt	11,700	188
North American Energy Partners	908	2
Reitmans Canada, Cl A	16,100	70
Restaurant Brands International	4,600	175
Ritchie Bros Auctioneers	5,171	143
Rogers Communications, Cl B	5,428	185
Royal Bank of Canada	8,200	452
Strad Energy Services	29,908	60
Suncor Energy	7,200	202
Supremex	20,200	77
Teranga Gold *	7,500	3
Toronto-Dominion Bank	10,400	410
Transat AT, Cl A *	1,300	7
Transcontinental, Cl A	10,500	113
Valeant Pharmaceuticals International *	760	174
Vecima Networks	1,900	14
WestJet Airlines, Cl A	235	4
Wi-LAN	34,000	69
Yellow Pages *	11,633	158

		3,888

Chile — 0.1%
Embotelladora Andina ADR, Cl B	2,983	62
Enersis ADR	2,614	36

		98

China — 3.1%
Alibaba Group Holding ADR *	1,993	132
Anhui Conch Cement	100,500	304
Baidu ADR *	1,800	265
Bank of China	54,000	25
Bitauto Holdings ADR *	2,614	70
China Construction Bank	373,000	262
China Oilfield Services	219,800	237
China Telecom	8,000	4
Chongqing Rural Commercial Bank	113,000	66
Industrial & Commercial Bank of China	391,000	231
Mindray Medical International ADR	11,971	290
New China Life Insurance	12,900	50
Ping An Insurance Group of China	38,000	186
Want Want China Holdings	134,000	108

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Weichai Power	134,400	$145

		2,375

Colombia — 0.3%
Bancolombia ADR, Cl R	5,491	189

Czech Republic — 0.3%
Komercni Banka	1,136	258

Denmark — 2.4%
Danske Bank	4,790	148
DSV	8,421	300
Genmab *	1,272	114
Novo Nordisk, Cl B	10,366	575
Novozymes, Cl B	5,224	227
Pandora	2,390	276
Vestas Wind Systems	4,060	217

		1,857

Finland — 1.6%
Atria, Cl A	10,693	106
Cramo	2,440	50
HKScan, Cl A	6,149	29
Kone, Cl B	6,295	249
Lemminkainen	365	5
Neste Oil	13,023	334
Orion, Cl B	138	5
Sampo, Cl A	4,669	225
Stora Enso, Cl R	4,593	41
Tieto	674	17
UPM-Kymmene	9,844	164

		1,225

France — 4.4%
Boiron	670	71
Burelle	141	100
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	144	4
Cegedim *	1,672	73
Cegid Group	1,826	81
Credit Agricole Loire Haute-Loire	140	12
Credit Agricole Toulouse	377	38
Credit Industriel et Commercial	40	8
Derichebourg *	31,217	103
Edenred	6,024	128
Essilor International	2,860	341
EuropaCorp *	2,531	13
Faurecia	1,980	71
Fleury Michon	329	24
Groupe Fnac *	3,005	171
Groupe Guillin	1,730	39
Groupe Partouche *	778	16
Guerbet	1,662	119
Infotel	178	6
Ipsen	2,948	197
Lafarge	3,977	253

Description	Shares	Market Value ($ Thousands)

Linedata	339	$11
Peugeot *	7,820	135
Plastivaloire	1,887	141
PSB Industries	84	5
Societe Generale	6,940	338
Sodexo	3,326	292
Synergie	1,910	52
TOTAL	3,820	175
Trigano	2,175	91
UBISOFT Entertainment *	9,335	175
Vetoquinol	765	34

		3,317

Germany — 3.4%
Allianz	1,470	234
AUDI	17	15
BASF	4,579	368
Brenntag	3,383	188
Constantin Medien *	17,806	34
Continental	945	201
C-QUADRAT Investment	174	8
Deutsche Boerse	4,529	405
Deutsche Lufthansa	16,667	203
Eckert & Ziegler	360	8
FRoSTA	447	17
Hannover Rueck	276	28
Hornbach Baumarkt	922	35
Hypoport *	447	16
Koenig & Bauer	1,522	47
Leifheit	72	4
Merck KGaA	1,286	123
MTU Aero Engines	1,457	130
Nordex *	250	7
SAP	3,968	267
Stroeer Media	1,525	90
Ultrasonic *	1,032	—
VERBIO Vereinigte BioEnergie *	37,590	176
Washtec	238	6

		2,610

Hong Kong — 2.8%
1010 Printing Group	158,180	23
Champion Technology Holdings	72,000	1
China Mobile	46,000	557
Chuang’s Consortium International	132,000	16
CK Hutchison Holdings	15,000	200
EcoGreen International Group	407,000	96
Hang Seng Bank	13,600	242
Hong Kong Exchanges and Clearing	13,800	325
Hong Kong Ferry Holdings	46,000	54
Keck Seng Investments	8,000	7
Liu Chong Hing Investment	46,000	54
Luen Thai Holdings	39,000	6
Niraku GC Holdings	208,000	28
Orient Overseas International	79,000	392

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Rykadan Capital	475,000	$74
Shun Ho Technology Holdings *	38,000	12
Wing On International	12,111	38

		2,125

India — 1.3%
HDFC Bank ADR	9,375	534
ICICI Bank ADR	50,443	440

		974

Indonesia — 0.4%
Asahimas Flat Glass	2,000	1
Bank Rakyat Indonesia Persero	205,200	155
Indofood Sukses Makmur	372,700	141
Samudera Indonesia	4,200	1
Telekomunikasi Indonesia Persero	104,000	21

		319

Ireland — 2.7%
CRH	10,279	307
ICON *	13,718	1,056
James Hardie Industries PLC, CDI	20,418	254
Ryanair Holdings ADR	6,233	455

		2,072

Israel — 0.6%
Bank Hapoalim	28,620	145
Bank Leumi Le-Israel *	33,415	121
Teva Pharmaceutical Industries ADR	2,680	173

		439

Italy — 1.4%
Danieli & C Officine Meccaniche	145	3
El.En.	704	34
Engineering	391	23
Exor	4,444	204
Fiat Chrysler Automobiles *	22,086	310
FinecoBank Banca Fineco	9,020	70
La Doria	7,970	108
Saras *	111,696	284
Servizi Italia	4,379	20

		1,056

Japan — 13.8%
Aichi Bank	200	11
Aoki Super	1,000	10
Arata	1,800	40
AT-Group	4,000	82
Axyz	200	4
Central Japan Railway	1,700	279
Chubu Shiryo *	13,700	128
Computer Engineering & Consulting	8,400	71
Dai-ichi Life Insurance	10,400	190
Daiwa House Industry	1,900	47
Daiwa Securities Group	34,000	236
Denso	21,400	959
Dowa Holdings	12,000	105
FANUC	1,200	195
Fast Retailing	700	285

Description	Shares	Market Value ($ Thousands)

G-7 Holdings, Cl 7	6,400	$99
Grandy House	7,000	21
Haseko	17,700	208
Hirata	4,400	34
Hitachi	56,000	315
Hokkaido Coca-Cola Bottling	3,000	15
Hokko Chemical Industry	3,000	10
Hokuriku Gas	7,000	17
Itochu	9,600	115
Japan Airlines	14,700	523
Japan Exchange Group	13,500	421
Jeol	3,000	18
Kamei	10,200	108
Kawasumi Laboratories	2,300	17
Keiyo Gas	1,000	5
Kita-Nippon Bank	1,200	33
Kitano Construction	13,000	36
Kyowa Leather Cloth	2,600	20
Marubeni	35,500	195
Marukyo	2,000	14
Maruzen - General Commercial Kitchen Appliances & Equipment	4,000	34
Matsui Construction	1,200	6
Mitsubishi	6,100	113
Mitsubishi Gas Chemical	12,000	59
Mitsubishi UFJ Financial Group	24,100	159
Mitsui Sumitomo Insurance Group Holdings	12,700	401
Mitsui Trust Holdings	82,000	339
Mizuho Financial Group	149,300	306
NDS	7,000	17
Nichiban	2,000	11
NIFTY	600	7
Nihon Yamamura Glass *	21,000	32
Nippon Commercial Development	2,000	30
Nippon Steel & Sumitomo Metal	124,000	255
Nippon Telegraph & Telephone	11,700	447
Nissin Sugar	2,200	53
Nomura Holdings	38,200	241
Pigeon	4,200	111
Rakuten	23,100	331
San-Ai Oil	7,691	51
Secom	8,600	551
Shimano	1,900	256
Shimizu Bank	400	11
Shionogi	4,800	189
SMC	1,200	292
Sumitomo Chemical	19,000	95
Sumitomo Metal Mining	6,000	76
T-Gaia	1,900	31
Tokyo Electric Power *	23,100	158
Toyota Motor	13,600	807
Yamae Hisano	600	5
Yurtec	5,000	44

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Zenkoku Hosho	2,400	$87

		10,471

Malaysia — 0.1%
Malaysian Pacific Industries	36,000	57
Petron Malaysia Refining & Marketing *	36,600	25
Tenaga Nasional	1,200	3

		85

Mexico — 0.9%
America Movil, Ser L	240,285	219
America Movil ADR, Ser L	3,532	65
Industrias Bachoco	53,147	252
Industrias Bachoco ADR	2,630	149

		685

Netherlands — 3.0%
AerCap Holdings *	4,150	175
Core Laboratories	5,475	633
DOCdata	492	11
Heineken Holding	4,328	302
ING Groep	288	4
KAS Bank	1,503	19
Nederland Apparatenfabriek	1,780	60
SNS Reaal *	1,762	1
Unilever	26,404	1,057

		2,262

New Zealand — 0.0%
Air New Zealand	8,185	13
Tourism Holdings	3,995	5

		18

Norway — 1.9%
DnB	56,268	794
Norsk Hydro	65,913	225
Seadrill	7,399	55
Statoil ADR	17,491	271
Yara International	1,450	64

		1,409

Panama — 0.1%
Copa Holdings, Cl A	1,636	84

Peru — 0.2%
Credicorp	1,162	128

Philippines — 0.0%
Cebu Air	2,290	4
Top Frontier Investment Holdings *	8,700	13

		17

Poland — 0.6%
Emperia Holding	1,287	24
Kernel Holding	9,804	108
PGE	36,075	149

Description	Shares	Market Value ($ Thousands)

Polski Koncern Naftowy Orlen	10,684	$209

		490

Portugal — 0.2%
Jeronimo Martins	12,130	168

Qatar — 0.2%
Barwa Real Estate	10,982	133

Russia — 0.5%
Magnit GDR	547	27
Magnit PJSC GDR	4,122	206
Surgutneftegas ADR	3,407	18
Yandex, Cl A *	7,100	87

		338

Singapore — 1.7%
DBS Group Holdings	35,400	446
Frencken Group	50,000	7
Golden Agri-Resources	8,000	2
GP Batteries International	11,708	7
Hong Leong Finance	8,000	13
Lantrovision Singapore	21,100	6
NatSteel	10,700	11
New Toyo International Holdings	92,500	16
Oversea-Chinese Banking	33,500	212
QAF	6,792	5
Riverstone Holdings	34,800	41
United Industrial	100,000	226
United Overseas Bank	22,000	302

		1,294

South Africa — 2.0%
FirstRand	124,118	495
Massmart Holdings	6,980	60
Naspers, Cl N	4,539	588
Sanlam	30,736	148
Standard Bank Group	7,111	78
Steinhoff International Holdings	6,271	38
Telkom	29,987	144

		1,551

South Korea — 2.8%
Amorepacific	200	64
Hanssem	320	86
Hyundai Mobis	1,592	278
Korea Electric Power	1,674	68
LG.Philips LCD	510	10
NAVER	360	151
Samsung Electronics	1,162	1,070
SK Hynix	6,309	191
SK Telecom	991	204
YESCO	577	20

		2,142

Spain — 1.4%
Amadeus IT Holding, Cl A	15,987	668

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Industria de Diseno Textil	11,730	$391

		1,059

Sweden — 2.4%
Atlas Copco, Cl B	16,572	377
Betsson	5,055	89
Biotage	26,437	56
Catella	18,486	31
Getinge, Cl B	19,628	435
Proact IT Group	1,997	25
Probi	957	17
Svenska Cellulosa, Cl B	4,200	120
Svenska Handelsbanken, Cl A	34,152	509
Volvo, Cl B	12,944	141

		1,800

Switzerland — 4.9%
Adecco	2,530	199
Bachem Holding, Cl B	280	15
Cie Financiere Richemont	2,700	202
Credit Suisse Group ADR	11,327	304
Highlight Communications	11,656	61
Julius Baer Group	4,040	197
Nestle	8,081	596
Novartis	2,850	279
Novartis ADR	6,591	641
Roche Holding	2,724	744
Siegfried Holding	1,124	210
Swiss Life Holding	31	7
Swiss Re	2,950	253
Tamedia	129	20

		3,728

Taiwan — 2.9%
Advanced Semiconductor Engineering	396,000	409
Hon Hai Precision Industry	100,097	285
Hon Hai Precision Industry GDR	54,499	307
Pegatron	3,633	9
Taiwan Semiconductor Manufacturing	59,000	234
Taiwan Semiconductor Manufacturing ADR	48,518	964

		2,208

Thailand — 0.8%
PTT	29,700	222
Siam Cement, NVDR	11,300	151
Siam Cement	14,300	192
Thai Vegetable Oil, NVDR	38,900	30

		595

Turkey — 0.9%
Akbank	99,890	234
BIM Birlesik Magazalar	7,799	135
Is Yatirim Menkul Degerler	11,419	4
Pinar Entegre Et ve Un Sanayi	4,573	16
Soda Sanayii	34,749	55

Description	Shares	Market Value ($ Thousands)

Turkiye Garanti Bankasi	84,005	$213

		657

United Kingdom — 15.0%
3i Group	26,124	197
Amlin	33,259	264
Antofagasta	10,613	99
ARM Holdings	26,394	379
ARM Holdings ADR	20,756	875
Ashtead Group	13,100	191
ASOS *	2,562	118
Associated British Foods	9,021	444
AstraZeneca	6,447	409
Berkeley Group Holdings	5,590	290
BG Group	13,347	204
BHP Billiton	194	3
BP	21,255	119
BP PLC ADR	5,984	201
British American Tobacco	4,854	260
Burberry Group	5,666	123
Capita	17,477	333
Carnival	3,160	161
Cenkos Securities	9,445	24
Character Group	4,317	34
CML Microsystems	1,063	6
Coats Group *	23,012	9
Dart Group	7,297	51
Dechra Pharmaceuticals	610	9
Diageo	19,249	514
Dixons Carphone	11,640	77
Eco Animal Health Group *	1,679	7
Entertainment One	4,860	23
entu UK	3,698	5
Experian	16,394	280
Gem Diamonds	2,656	5
Greggs	1,752	31
Halma	10,200	118
Hargreaves Lansdown	12,407	215
Hargreaves Services	1,346	7
HSBC Holdings	61,573	491
Impellam Group	683	8
Imperial Tobacco Group	4,430	215
Indivior *	4,527	16
ITV	94,816	365
Just Eat *	8,980	54
Mondi	1,927	44
Moneysupermarket.com Group	7,731	38
NWF Group *	20,576	50
Persimmon	9,030	292
Prudential	27,622	604
Rio Tinto	10,091	370
Rio Tinto ADR	8,836	324
RM	1,976	5
Rolls-Royce Holdings	11,606	133

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Schroders	363	$16
Shire	13,416	1,039
Shoe Zone	5,464	14
St. Ives	2,512	7
St. James’s Place	16,271	229
Standard Chartered	13,250	156
Subsea 7	24,881	209
Trinity Mirror	6,418	14
Tullow Oil	28,480	98
Vodafone Group ADR	289	10
Wolseley	8,629	558

		11,444

United States — 2.0%
Carnival, Cl A	12,633	622
Commercial International Bank Egypt SAE ADR	3,251	19
Everest Re Group	3,913	688
PriceSmart	2,055	175

		1,504

Total Common Stock (Cost $74,727) ($ Thousands)		71,655

PREFERRED STOCK — 1.0%

Brazil — 0.9%
Banco Bradesco	37,680	239
Centrais Eletricas Santa Catarina	8,800	27
Itau Unibanco Holding	46,761	342
Itau Unibanco Holding ADR	15,322	112

		720

Germany — 0.1%
Einhell Germany	165	6
Hornbach Holding	312	26
Westag & Getalit	305	6

		38

Total Preferred Stock (Cost $1,320) ($ Thousands)		758

	Number Of Rights

RIGHTS — 0.0%

Australia — 0.0%
Commonwealth Bank of Australia, Expires
09/14/2015 *	301	1

Italy — 0.0%
UnipolSai, Cl A * ‡	31,766	—
UnipolSai, Cl B * ‡	31,766	—

Total Rights (Cost $—) ($ Thousands)		1

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.020% ** †	1,134,845	$1,135

Total Cash Equivalent (Cost $1,135) ($ Thousands)		1,135

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.103%, 02/04/2016 (A) (B)	$94	94

Total U.S. Treasury Obligation (Cost $94) ($ Thousands)		94

Total Investments — 96.8% (Cost $77,276) ($ Thousands) §		$73,643

A list of the open futures contracts held by the Fund at August 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P TSX 60 Index	1	Sep-2015	$4
Topix Index	3	Sep-2015	6
DJ Euro Stoxx 50 Index	13	Sep-2015	(17)
SPI 200 Index	1	Sep-2015	—
FTSE 100 Index	2	Sep-2015	3

			$(4)

For the period ended August 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $76,100 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2015.

†	Investment in Affiliated Security.

‡	Expiration date unavailable.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

§	At August 31, 2015, the tax basis cost of the Fund’s investments was $77,276 ($ Thousands), and the unrealized appreciation and depreciation were $6,516 ($ Thousands) and $(10,149) ($ Thousands), respectively.

ADR — American Depositary Receipt

CDI — CREST Depository Interest

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and Stock Exchange

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Continued)

August 31, 2015

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

PLC — Public Limited Company

S&P — Standard & Poor’s

Ser — Series

SPI — Share Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of August 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$71,654	$—	$1	$71,655
Preferred Stock	720	38	—	758
Rights	1	—	—	1
Cash Equivalent	1,135	—	—	1,135
U.S. Treasury Obligation	—	94	—	94

Total Investments in Securities	$73,510	$132	$1	$73,643

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$13	$—	$—	$13
Unrealized Depreciation	(17)	—	—	(17)

Total Other Financial Instruments	$(4)	$—	$—	$(4)

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2015, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended August 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

August 31, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 75.1%

Argentina — 1.7%
Banco Macro ADR *	21,570	$965
Cresud SACIF y A ADR *	36,455	381
Grupo Clarin GDR, Cl B	20,940	246
Grupo Financiero Galicia ADR	112,296	2,152
IRSA Inversiones y Representaciones ADR *	15,760	238
MercadoLibre	32,785	3,608
Telecom Argentina ADR	11,920	192
YPF ADR	109,984	2,369

		10,151

Belgium — 0.0%
KBC Ancora *	4,660	187

Botswana — 0.0%
Sechaba Breweries	100,210	276

Brazil — 3.8%
Ambev	241,000	1,267
Ambev ADR	1,016,585	5,358
Banco do Brasil	348,800	1,707
BB Seguridade Participacoes	55,900	442
BRF ADR	114,110	2,174
Cielo	17,360	183
Cosan Industria e Comercio (Brazil)	36,900	184
Cyrela Brazil Realty Empreendimentos e Participacoes	121,200	281
Estacio Participacoes	69,500	234
Even Construtora e Incorporadora	350,300	333
JBS	735,900	2,839
Light	103,000	331
Lojas Americanas	59,200	202
Lojas Renner	21,600	583
M Dias Branco	15,000	260
Petroleo Brasileiro ADR, Cl A *	280,500	1,414
Porto Seguro	49,700	452
Qualicorp	86,000	400
Raia Drogasil	215,900	2,333
SLC Agricola	56,200	249
Sul America	127,500	619
Ultrapar Participacoes	25,700	451
Vale ADR, Cl B	19,200	74

		22,370

Canada — 0.3%
Africa Oil *	258,700	377
Bankers Petroleum *	138,363	244
Gran Tierra Energy *	366,740	902
Teranga Gold *	397,500	173

		1,696

Chile — 0.6%
Banco de Chile	6,249,564	646
Banco Santander Chile	11,562,241	559

Description	Shares	Market Value ($ Thousands)

Cia Cervecerias Unidas ADR	7,997	$178
Empresas COPEC	23,239	227
Enersis	506,371	141
Forus	148,460	396
Parque Arauco	453,170	792
Vina Concha y Toro	265,912	446

		3,385

China — 10.0%
Agricultural Bank of China	1,913,000	773
Bank of China	13,453,000	6,145
Bank of Chongqing	869,500	639
BYD Electronic International	393,000	227
Changyou.com ADR *	20,400	428
China Biologic Products *	24,120	2,288
China CITIC Bank	26,000	16
China Communications Construction	1,038,000	1,235
China Communications Services	1,030,000	379
China Construction Bank	5,761,000	4,051
China Everbright Bank	4,355,000	1,989
China Life Insurance	313,000	1,082
China Minsheng Banking	276,500	268
China Petroleum & Chemical	5,664,000	3,771
China Petroleum & Chemical ADR	10,300	694
China Railway Construction	856,000	1,122
China Railway Group	845,000	758
China Shenhua Energy	346,500	601
Cosmo Lady (China) Holdings (A)	598,000	642
Ctrip.com International ADR *	48,685	3,235
Datang International Power Generation	1,248,000	504
Evergrande Real Estate Group	1,050,000	691
Fufeng Group	1,076,000	479
Great Wall Motor	199,000	532
Guangzhou R&F Properties	979,600	895
Huaneng Power International	1,412,000	1,627
Industrial & Commercial Bank of China	5,171,000	3,056
JA Solar Holdings ADR *	45,400	364
Jiangnan Group	3,258,000	660
Jiangsu Expressway	704,000	832
Jiangxi Copper	516,000	652
Kingdee International Software Group	886,000	304
Maanshan Iron & Steel *	1,404,000	315
NetEase ADR	10,100	1,123
PetroChina	584,000	485
PetroChina ADR	900	75
PICC Property & Casualty	426,000	809
Qunar Cayman Islands ADR *	72,390	2,353
Sihuan Pharmaceutical Holdings Group	27,000	15
SINA *	6,800	264
Sinopec Engineering Group	1,262,500	1,090
Sinopharm Group	245,600	930
Tencent Holdings	387,700	6,593
WuXi PharmaTech Cayman ADR *	66,670	2,817

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Zhiejiang Expressway	970,000	$1,041

		58,849

Colombia — 1.0%
Bancolombia	86,740	695
Bancolombia ADR, Cl R	69,965	2,414
Canacol Energy *	159,080	292
Cementos Argos	46,822	148
Constructora Conconcreto	118,520	44
Ecopetrol	809,990	418
Ecopetrol ADR	22,920	240
Empresa de Telecomunicaciones de Bogota	2,026,580	367
Financiera Colombiana	22,780	270
Financiera Colombiana ADR	12,420	265
Grupo Aval Acciones y Valores ADR	128,068	986

		6,139

Czech Republic — 0.4%
CEZ	60,710	1,386
Komercni Banka	3,271	744

		2,130

Egypt — 0.5%
Commercial International Bank Egypt GDR	379,336	2,124
Integrated Diagnostics Holdings *(A)	219,277	1,057

		3,181

Georgia — 0.4%
Bank of Georgia Holdings	69,100	1,852
TBC Bank JSC GDR	61,430	608

		2,460

Greece — 0.1%
FF Group	17,697	377
Hellenic Telecommunications Organization	19,283	176

		553

Hong Kong — 3.7%
Belle International Holdings	1,348,000	1,233
China Everbright	480,000	1,003
China Hongqiao Group	1,649,000	790
China Mobile	197,500	2,393
China Mobile ADR	67,900	4,062
China Southern Airlines	1,116,000	727
China Traditional Chinese Medicine *	1,066,000	744
China Vanke	159,900	364
CNOOC	645,000	800
EVA Precision Industrial Holdings	2,404,000	555
Far East Horizon	450,000	358
Geely Automobile Holdings	685,000	265
Guotai Junan International Holdings	1,926,000	505
Haichang Ocean Park Holdings *(A)	1,947,000	342
Huabao International Holdings	917,000	305
KWG Property Holding	780,000	493
Man Wah Holdings	282,000	298
Nanjing Sinolife United	878,000	297
Poly Property Group	806,000	215
Shenzhen International Holdings	377,500	522
Shenzhen Investment	2,894,000	1,023

Description	Shares	Market Value ($ Thousands)

Sinosoft Technology Group	584,000	$253
Skyworth Digital Holdings	2,036,000	1,174
Sun Hung Kai	402,000	257
Sunac China Holdings	1,284,000	694
Sunny Optical Technology Group	305,000	508
Wasion Group Holdings	868,000	837
Xinyi Solar Holdings	2,180,000	729

		21,746

Hungary — 0.3%
Magyar Telekom Telecommunications	337,716	480
Richter Gedeon Nyrt	67,312	1,028

		1,508

India — 2.7%
Dr Reddy’s Laboratories ADR	127,625	8,304
HDFC Bank ADR	40,290	2,296
ICICI Bank ADR	277,600	2,421
Infosys ADR	70,600	1,211
Tata Motors ADR *	51,500	1,304

		15,536

Indonesia — 2.6%
Ace Hardware Indonesia	9,435,500	400
Adhi Karya Persero	2,965,000	421
Alam Sutera Realty	8,702,700	219
Astra International	782,000	330
Bank Central Asia	1,146,727	1,053
Bank Negara Indonesia Persero	1,438,200	506
Charoen Pokphand Indonesia	2,632,500	350
Indocement Tunggal Prakarsa	920,126	1,285
Indofood Sukses Makmur	1,874,400	707
Kalbe Farma	20,233,500	2,412
Malindo Feedmill	3,961,500	326
Media Nusantara Citra	3,211,500	433
Pakuwon Jati	56,367,161	1,525
Pan Brothers	7,176,500	271
Panin Financial *	24,550,400	454
Perusahaan Gas Negara Persero	1,930,500	382
Surya Citra Media	7,079,700	1,376
Tambang Batubara Bukit Asam Persero	842,700	351
Telekomunikasi Indonesia Persero	3,204,000	654
Tower Bersama Infrastructure *	3,832,000	1,957

		15,412

Ivory Coast — 0.1%
Cie Ivoirienne D Elect	1,586	221
Sonatel	12,440	542

		763

Jersey — 0.2%
WNS Holdings ADR *	36,260	1,082

Kazakhstan — 0.2%
KazMunaiGas Exploration Production GDR	32,325	267

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

KCell GDR	135,361	$798

		1,065

Kenya — 0.5%
ARM Cement	371,610	178
Barclays Bank of Kenya	2,207,860	276
East African Breweries	108,263	287
Equity Group Holdings	4,330,111	1,689
Safaricom	1,561,350	216

		2,646

Lithuania — 0.1%
Apranga PVA	146,530	442

Malaysia — 0.8%
AMMB Holdings	312,400	349
Axiata Group	185,500	270
Berjaya Auto	1,076,480	548
DiGi.Com	221,600	276
Karex	1,123,050	848
Malayan Banking	275,600	574
Maxis	162,200	254
Sime Darby	101,700	180
Top Glove	221,000	407
UMW Holdings	366,800	742

		4,448

Mauritius — 0.1%
MCB Group	97,590	580

Mexico — 3.5%
Alfa, Cl A	204,000	406
Alsea	48,600	150
America Movil, Ser L	1,072,300	977
Arca Continental	162,200	934
Banregio Grupo Financiero	515,300	2,713
Controladora Vuela Cia de Aviacion ADR *	60,835	811
Fomento Economico Mexicano	77,100	684
Gentera	419,300	662
Grupo Aeroportuario del Centro Norte Sab, Cl B	87,234	451
Grupo Aeroportuario del Pacifico, Ser B, Cl B	53,600	447
Grupo Herdez	77,108	188
Grupo Mexico, Ser B	209,800	530
Grupo Televisa	28,200	172
Grupo Televisa ADR	96,715	2,956
Kimberly-Clark de Mexico, Cl A	1,334,800	2,981
Megacable Holdings	182,668	680
Southern Copper	76,640	2,043
Wal-Mart de Mexico	1,071,600	2,574

		20,359

Morocco — 0.3%
Attijariwafa Bank	27,060	933
Ciments du Maroc	4,560	601

Description	Shares	Market Value ($ Thousands)

Cosumar	14,450	$257

		1,791

Nigeria — 0.6%
Guaranty Trust Bank	8,078,095	929
Mobil Nigeria	323,015	243
Presco	1,618,660	252
SEPLAT Petroleum Development	944,200	1,159
Zenith Bank	11,963,979	913

		3,496

Oman — 0.1%
Bank Muscat	631,345	826

Pakistan — 0.7%
Habib Bank	1,800,000	3,852

Panama — 0.4%
Avianca Holdings ADR *	159,208	919
Copa Holdings, Cl A	17,565	900
InRetail Peru *(A)	25,000	298

		2,117

Peru — 0.8%
Alicorp *	329,330	473
Cementos Pacasmayo	480,080	604
Cia de Minas Buenaventura ADR	39,344	249
Credicorp	17,701	1,947
Ferreycorp	734,300	293
Intercorp Financial Services	35,590	890

		4,456

Philippines — 4.3%
Aboitiz Equity Ventures	323,770	381
Aboitiz Power	523,700	482
Ayala	58,540	924
Ayala Land	1,232,300	946
BDO Unibank	1,696,555	3,569
East West Banking *	1,689,500	752
Emperador	1,715,100	314
Globe Telecom	12,620	692
GT Capital Holdings	24,250	659
Jollibee Foods	365,489	1,496
Megaworld	30,133,684	2,789
Philippine Long Distance Telephone	9,600	515
PNOC Energy Development (Philippines)	4,026,500	517
Puregold Price Club	811,451	550
Robinsons Land	3,410,800	2,113
Robinsons Retail Holdings	739,220	1,099
Security Bank	392,500	1,106
SM Prime Holdings	3,376,200	1,404
Universal Robina	1,145,920	4,749

		25,057

Poland — 2.2%
AmRest Holdings *	12,869	573
CCC	10,986	498
Eurocash	355,789	3,923

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)
.
Kernel Holding	20,725	$229
PGE	444,862	1,841
Polski Koncern Naftowy Orlen	101,108	1,979
Powszechny Zaklad Ubezpieczen	26,643	3,043
Tauron Polska Energia	545,007	505
UNIWHEELS *	7,685	252

		12,843

Qatar — 0.6%
Al Khalij Commercial Bank	100,570	571
Barwa Real Estate	88,409	1,068
Qatar Electricity & Water	11,540	694
United Development	185,540	1,192

		3,525

Romania — 1.4%
Banca Transilvania *	9,028,852	4,933
BRD-Groupe Societe Generale *	440,139	1,140
OMV Petrom	6,671,400	582
Societatea Nationala de Gaze Naturale ROMGAZ GDR	216,861	1,692

		8,347

Russia — 2.2%
Gazprom ADR	621,622	2,768
Lukoil ADR	44,226	1,678
MMC Norilsk Nickel ADR	26,715	423
QIWI ADR	10,998	288
Rosneft Oil GDR	52,711	199
Sberbank of Russia ADR	166,870	809
Sistema GDR	59,324	438
Surgutneftegas ADR	350,525	1,889
Tatneft ADR	83,538	2,373
Yandex, Cl A *	161,834	1,974

		12,839

Singapore — 0.2%
Silverlake Axis	3,256,700	1,293

South Africa — 2.8%
Aspen Pharmacare Holdings	11,767	304
Aveng	225,537	82
Barclays Africa Group	60,572	793
DataTec	137,700	779
FirstRand	684,816	2,732
Foschini Group	37,193	420
Gold Fields	133,777	430
Imperial Holdings	15,181	211
Liberty Holdings	61,199	594
Life Healthcare Group Holdings	149,036	428
MMI Holdings	829,012	1,757
MTN Group	79,240	1,057
Netcare	157,589	473
Northam Platinum *	56,028	159
Redefine Properties ‡	1,019,599	882
Sasol	25,771	826
Shoprite Holdings	129,558	1,586

Description	Shares	Market Value ($ Thousands)

Sibanye Gold	517,207	$593
SPAR Group	49,527	709
Standard Bank Group	46,799	516
Steinhoff International Holdings	88,986	533
Truworths International	54,940	364
Tsogo Sun Holdings	211,246	374

		16,602

South Korea — 8.2%
Amorepacific	5,869	1,878
BS Financial Group	56,350	662
CJ	7,423	1,804
Coway	4,641	331
Daesang	15,538	414
Daewoo International	32,908	607
Daishin Securities	33,871	294
Dongbu Insurance	11,641	524
Halla Visteon Climate Control	12,933	398
Hanmi Pharm *	1,245	458
Hanwha	22,471	801
Hanwha Life Insurance	79,359	533
Heung-A Shipping, Cl A	207,627	377
Hyosung	17,933	1,941
Hyundai Development -Engineering & Construction	13,719	695
Hyundai Marine & Fire Insurance	31,283	740
HyVision System	28,920	245
Iljin Display	47,656	287
i-SENS *	12,107	571
Kangwon Land	25,342	912
Kia Motors	45,734	1,883
KONA I	11,356	409
Korea Aerospace Industries	15,243	1,189
Korea Electric Power ADR	146,600	2,994
Korea Investment Holdings	9,190	542
Korean Air Lines *	5,013	141
KT&G	45,160	4,219
LG	12,392	610
LG Display ADR	107,400	1,076
LG.Philips LCD	27,401	534
LS Industrial Systems	8,048	294
MDS Technology	34,628	798
Medy-Tox	7,580	3,263
Meritz Fire & Marine Insurance	73,552	961
NAVER	3,955	1,657
NCSoft	1,766	326
OCI Materials	8,727	809
S&T Motiv	12,347	675
S-1, Cl 1	6,600	524
Samsung Electronics	6,116	5,631
Samsung Life Insurance	3,762	313
Samsung Techwin	25,557	676
Simm Tech	1	—
SIMMTECH *	28,985	289

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

SK C&C	4,358	$995
SK Telecom	3,230	666
SK Telecom ADR	57,100	1,299
Tovis	46,176	349
Woongjin Thinkbig	47,533	333

		47,927

Spain — 0.1%
Cemex Latam Holdings *	164,000	620

Taiwan — 8.7%
ASPEED Technology	60,133	532
Asustek Computer	112,000	1,019
AU Optronics ADR	417,500	1,307
Bizlink Holding	66,000	278
Chailease Holding	114,400	184
Cheng Shin Rubber Industry	88,000	141
Chicony Electronics	482,400	1,198
China Life Insurance	556,900	425
China Motor	315,000	214
Chinatrust Financial Holding	1,306,929	787
Chipbond Technology	283,000	412
Chlitina Holding	32,000	220
Compal Electronics	1,614,000	943
Compeq Manufacturing	434,000	289
Coretronic	769,000	612
CTCI	271,000	350
Fubon Financial Holding	1,781,000	3,060
Gigasolar Materials	18,000	258
Highwealth Construction *	247,000	382
Hon Hai Precision Industry	2,302,000	6,545
Innolux, Cl A	3,141,000	1,110
Inventec	1,030,000	472
Lite-On Technology	899,475	824
LuxNet	166,094	306
Macauto Industrial	195,000	860
Makalot Industrial	109,708	924
PChome Online	34,226	363
Pegatron	1,650,000	4,270
POU Chen	348,000	563
Powertech Technology	664,000	1,143
Quanta Computer	398,000	731
Radiant Opto-Electronics	582,000	1,696
Realtek Semiconductor	161,000	289
Ruentex Development	631,000	675
SCI Pharmtech	177,000	392
Silergy	80,947	717
Silicon Motion Technology ADR	25,164	637
Taishin Financial Holding	1,047,000	367
Taiwan Cement	994,000	1,065
Taiwan PCB Techvest	525,000	516
Taiwan Semiconductor Manufacturing	424,000	1,681
Taiwan Semiconductor Manufacturing ADR	382,485	7,604
Transcend Information	101,000	272

Description	Shares	Market Value ($ Thousands)

Tung Thih Electronic	169,000	$948
Vanguard International Semiconductor	264,000	300
Wan Hai Lines	805,000	554
Wistron	461,775	228
WPG Holdings	1,784,000	1,686
XAC Automation	213,000	374
Yeong Guan Energy Technology Group	55,000	304

		51,027

Thailand — 2.6%
Advanced Info Service	42,700	283
Bangchak Petroleum	1,214,200	1,186
Bangkok Dusit Medical Services	1,857,600	1,010
Bangkok Expressway	775,400	762
Beauty Community	6,701,700	819
Carabao Group	1,000,000	1,074
Kasikornbank	189,006	952
Minor International	1,724,436	1,275
Plan B Media *	1,192,600	195
PTT	374,800	2,802
PTT Global Chemical	543,800	910
Sansiri	7,891,900	348
Siam Commercial Bank	70,100	278
Sino-Thai Engineering & Construction	1,953,500	1,390
Srisawad Power 1979	424,108	435
Thai Union Frozen Products	1,983,300	963
Thanachart Capital	988,200	813

		15,495

Turkey — 1.3%
Coca-Cola Icecek	166,700	2,061
Eregli Demir ve Celik Fabrikalari	769,113	1,046
Ford Otomotiv Sanayi	67,828	687
Kardemir Karabuk Demir Celik Sanayi ve Ticaret, Cl D *	344,609	151
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret	294,041	381
TAV Havalimanlari Holding	113,680	918
Tofas Turk Otomobil Fabrikasi	76,230	473
Turk Hava Yollari *	506,303	1,400
Turk Traktor ve Ziraat Makineleri	30,090	731

		7,848

Ukraine — 0.0%
MHP GDR	27,680	258

United Arab Emirates — 2.5%
Air Arabia	996,160	385
Al Noor Hospitals Group	219,140	2,868
Aldar Properties PJSC	588,810	373
DAMAC Properties Dubai *	2,729,570	2,549
Dubai Islamic Bank	1,130,724	2,155
Emaar Properties	1,725,417	3,171
Emirates NBD PJSC	300,000	719
First Gulf Bank	242,092	946
Mashreqbank	13,325	406

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

NMC Health	44,331	$516
Ras Al Khaimah Ceramics	825,780	720

		14,808

United Kingdom — 0.3%
Centamin	451,718	417
Global Telecom Holding SAE GDR	317,500	413
PhosAgro OAO GDR	52,058	731

		1,561

United States — 1.2%
Kansas City Southern	22,895	2,124
Luxoft Holding, Cl A *	10,661	651
PriceSmart	47,937	4,075

		6,850

Total Common Stock (Cost $513,926) ($ Thousands)		440,402

EXCHANGE TRADED FUNDS — 11.5%

United States — 11.5%
iPath MSCI India Index ETN	47,834	3,110
iShares MSCI Emerging Markets Index Fund	1,627,741	55,083
iShares MSCI India ETF	111,800	3,150
WisdomTree India Earnings Fund	314,200	6,174

Total Exchange Traded Funds (Cost $72,403) ($ Thousands)		67,517

	Number of Participation Notes
PARTICIPATION NOTES — 7.7%

Bangladesh — 0.2%
BRAC Bank, Expires 01/02/2025 *	1,328,720	666
Envoy Textiles, Expires 01/02/2025 *	376,550	237
GrameenPhone, Expires 07/08/2021 *	139,760	568

		1,471

Chile — 0.2%
S.A.C.I. Falabella, Expires 11/07/2018 *	176,576	1,090

China — 0.1%
Henan Pinggao, Expires 02/18/2025 *	99,258	351
Huangshan Tourism Development, Expires 12/09/2019 *	150,413	429

		780

Colombia — 0.1%
Baco Davivienda, Expires 12/05/2018 *	49,770	384
Constructora Conconcreto, Expires 12/05/2018 *	497,710	186
Empresa de Telecomunicaciones de Bogota, Expires 12/05/2018 *	1,784,970	326

		896

Egypt — 0.3%
Credit Agricole Egypt, Expires 12/02/2019 *	146,630	422

Description	Number of Participation Notes	Market Value ($ Thousands)

Emaar Misr for Development SAE, Expires 05/02/2018 *	938,202	$308
Palm Hills Developments, Expires 05/02/2018 *	3,247,461	855

		1,585

India — 1.1%
Dish TV India, Expires 05/04/2017 *	296,727	464
Fortis Healthcare, Expires 08/07/2020 *	425,888	1,073
Glenmark Pharmaceuticals, Expires 06/28/2018 *	89,956	1,329
LIC Housing Financial, Expires 03/08/2019 *	50,148	334
LIC Housing Financial, Expires 03/08/2019 *	33,512	223
Mihindra Cie, Expires *	201,801	865
Prestige Estates Projects, Expires 11/06/2020 *	82,863	253
SKS Microfinance, Expires 11/05/2018 *	144,466	1,005
Voltas, Expires 05/28/2020 *	74,783	305
Yes Bank, Expires 11/25/2019 *	40,986	422

		6,273

Japan — 0.0%
Tokyo Cement Lanka, Expires 12/03/2015 *	456,690	183

Kuwait — 1.3%
ALAFCO Aviation Lease & Finance, Expires 12/20/2018 *	227,093	167
Kuwait Food Americana, Expires 02/24/2016 *	65,060	458
Mabanee, Expires 08/05/2019 *	189,997	547
Mezzan Holding, Expires 05/02/2018 *	414,400	1,351
National Bank of Kuwait, Expires 12/10/2015 *	114,653	295
National Bank of Kuwait, Expires 03/24/2016 *	1,772,722	4,576

		7,394

Pakistan — 0.8%
Bank Alfalah, Expires 01/20/2016 *	2,666,330	713
DG Khan Cement, Expires 01/17/2017 *	581,000	808
Fauji Cement, Expires 12/02/2016 *	1,025,450	358
Habib Bank, Expires 04/28/2025 *	263,570	562
United Bank, Expires 10/31/2016 *	1,333,130	2,097
United Bank, Expires 01/17/2017 *	136,660	214

		4,752

Saudi Arabia — 1.8%
Al Tayyar Travel Group, Expires 01/07/2016 *	17,866	356
Al Tayyar Travel Group, Expires 03/05/2018 *	43,631	871
Bupa Arabia for Cooperative Insurance, Expires 04/05/2017 *	31,688	2,019
CO For Cooperative Insurance, Expires 07/31/2017 *	69,957	1,539
Mouwasat Medical Services, Expires 09/20/2017 *	28,578	914
Samba Financial Group, Expires 03/02/2017 *	159,187	990
Saudi Ground Services, Expires 06/20/2018 *	49,236	839
Saudi Pharmaceuticals, Expires 12/05/2017 *	101,669	974

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

August 31, 2015

Description	Number of Participation Notes/ Shares	Market Value ($ Thousands)

United International Transportation, Expires 07/31/2017 *	132,473	$1,715
United International Transportation, Expires 02/26/2018 *	12,094	157

		10,374

Spain — 0.2%
Cemex Latam Holdings, Expires 10/31/2018 *	266,756	1,012

Sri Lanka — 0.1%
Hemas Holdings, Expires 12/03/2015 *	352,168	231
John Keells Holdings, Expires 07/05/2019 *	380,200	509
LAUGFS Gas, Expires 12/03/2015 *	704,271	196

		936

Switzerland — 0.1%
Shanghai Jahwa United, Expires 03/20/2020 *	103,713	551

Turkey — 0.4%
Arcelik, Expires 11/06/2017 *	127,487	598
Pegasus Hava Tasimaciligi, Expires 11/06/2017 *	71,795	455
Turkiye Garanti Bankasi, Expires 11/30/2017 *	486,183	1,221

		2,274

United Arab Emirates — 0.0%
First Gulf Bank, Expires 12/11/2017 *	180	1

United Kingdom — 0.1%
Jazeera Airways, Expires 12/20/2018 *	492,780	726

United States — 0.3%
East African Breweries, Expires 10/31/2017 *	597,938	1,582

Vietnam — 0.6%
Danang Rubber, Expires 06/03/2019 *	293,410	594
FPT, Expires 06/01/2015 *	348,900	679
Mobile World Investment, Expires 08/15/2016 *	67,550	196
Pha Lai Thermal Power, Expires 01/17/2017 *	177,040	144
Vietnam Dairy Products, Expires 12/03/2015 *	147,090	654
Vingroup, Expires 01/20/2016 *	647,730	1,184

		3,451

Total Participation Notes (Cost $53,322) ($ Thousands)		45,331

PREFERRED STOCK — 1.2%

Brazil — 0.9%
AES Tiete	49,700	209
Banco Bradesco	111,900	711
Banco do Estado do Rio Grande do Sul	70,800	152
Bradespar	145,200	377
Cia Energetica de Minas Gerais	238,100	497
Cia Energetica de Sao Paulo	65,200	292

Description	Shares	Market Value ($ Thousands)

Cia Paranaense de Energia	110,500	$927
Itau Unibanco Holding	33,990	248
Itausa - Investimentos Itau	487,170	976
Suzano Papel e Celulose, Cl A	71,880	347
Vale, Cl A	111,000	432

		5,168

Colombia — 0.2%
Banco Davivienda	127,019	979

South Korea — 0.1%
LG Chemical	4,617	675

Total Preferred Stock (Cost $10,393) ($ Thousands)		6,822

	Number Of Rights
RIGHTS — 0.0%

Taiwan — 0.0%
Pchome Online, Expires 10/05/2015*	2,064	—
Yeong Guan Energy Group, Expires 10/15/2015*	2,206	1

Total Rights (Cost $—) ($ Thousands)		1

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.020% ** †	3,456,403	3,456

Total Cash Equivalent (Cost $3,456) ($ Thousands)		3,456

Total Investments — 96.1% (Cost $653,500) ($ Thousands) §		$563,529

Percentages are based on Net Assets of $586,135 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

§	At August 31, 2015, the tax basis cost of the Fund’s investments was $653,500 ($ Thousands), and the unrealized appreciation and depreciation were $10,416 ($ Thousands) and $(100,387) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

August 31, 2015

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

Ser — Series

The following is a list of the level of inputs used as of August 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$439,093	$1,294	$15	$440,402
Exchange Traded Funds	67,517	—	—	67,517
Participation Notes	—	45,331	—	45,331
Preferred Stock	5,843	979	—	6,822
Rights	1	—	—	1
Cash Equivalent	3,456	—	—	3,456

Total Investments in Securities	$515,910	$47,604	$15	$563,529

(1)	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended August 31, 2015, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended August 31, 2015, there were transfers from Level 1 into Level 3 assets and liabilities due to changes in the availability of observable inputs to determine fair value.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 36.6%

Agency Mortgage-Backed Obligations — 6.6%
FHLMC ARM
3.042%, 03/01/2036 (A)	$3,105	$3,392
2.414%, 06/01/2035 (A)	2,670	2,849
1.937%, 10/01/2035 (A)	1,493	1,570
FHLMC CMO, Ser 2007-3311, Cl FN
0.498%, 05/15/2037 (A)	1,026	1,026
FHLMC CMO, Ser 2010-3721, Cl FB
0.698%, 09/15/2040 (A)	3,422	3,445
FHLMC CMO, Ser 2011-3891, Cl BF
0.724%, 07/15/2041 (A)	2,404	2,426
FHLMC Multifamily Structured Pass-Through Certificates, Ser K703, Cl X1, IO
2.197%, 05/25/2018 (A)	29,547	1,426
FHLMC Multifamily Structured Pass-Through Certificates, Ser K708, Cl X1, IO
1.486%, 01/25/2019 (A)	86,407	3,801
FHLMC Multifamily Structured Pass-Through Certificates, Ser K710, Cl X1, IO
1.905%, 05/25/2019 (A)	31,328	1,739
FHLMC REMIC, Ser 2007-3335, Cl BF
0.348%, 07/15/2019 (A)	422	422
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	858	919
FNMA
6.000%, 09/01/2039 to 04/01/2040	1,499	1,697
4.500%, 10/01/2024	2,429	2,614
3.000%, 05/01/2022	4,578	4,815
FNMA ARM
2.550%, 05/01/2034 (A)	581	621
2.512%, 04/01/2034 (A)	1,586	1,697
2.488%, 08/01/2034 (A)	1,494	1,588
2.481%, 10/01/2033 (A)	606	647
2.425%, 10/01/2033 (A)	335	349
2.405%, 05/01/2035 (A)	986	1,048
2.395%, 06/01/2035 (A)	1,005	1,064
2.377%, 10/01/2024 to 07/01/2036 (A)	2,727	2,908
2.370%, 09/01/2034 (A)	889	945
2.360%, 05/01/2035 (A)	1,561	1,663
2.311%, 10/01/2033 (A)	952	1,019
2.280%, 04/01/2033 (A)	474	505
2.270%, 10/01/2033 (A)	558	594
2.191%, 05/01/2037 (A)	3,143	3,327
2.186%, 06/01/2035 (A)	690	729
2.145%, 01/01/2034 (A)	1,003	1,072
2.060%, 09/01/2033 (A)	1,449	1,516
2.005%, 10/01/2035 (A)	1,796	1,914
1.964%, 07/01/2034 (A)	812	864
1.958%, 07/01/2034 (A)	1,705	1,792
1.833%, 02/01/2035 (A)	2,037	2,135
1.821%, 03/01/2035 (A)	2,442	2,564

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2005-92, Cl UF
0.549%, 10/25/2025 (A)	$1,959	$1,968
FNMA CMO, Ser 2010-87, Cl PF
0.566%, 06/25/2040 (A)	2,856	2,871
FNMA CMO, Ser 2011-63, Cl FG
0.649%, 07/25/2041 (A)	2,220	2,234
FNMA CMO, Ser 2011-88, Cl AB
2.500%, 09/25/2026	2,332	2,374
FNMA CMO, Ser 2012-112, Cl BI, IO
3.000%, 09/25/2031	13,613	1,426
FNMA CMO, Ser 2013-96, Cl FW
0.579%, 09/25/2043 (A)	2,392	2,398
FNMA REMIC, Ser 2011-406, Cl 6, IO
4.000%, 01/25/2041 (A)	1,176	245
FNMA TBA
3.500%, 09/01/2040	1,150	1,212
3.000%, 09/25/2026	2,875	2,984
GNMA ARM
1.844%, 12/20/2060 (A)	3,225	3,368
1.670%, 09/20/2060 to 11/20/2060 (A)	3,606	3,683
1.401%, 11/20/2060 (A)	3,295	3,349
1.269%, 12/20/2060 (A)	3,499	3,571
GNMA CMO, Ser 2002-66, Cl FC
0.598%, 07/16/2031 (A)	1,336	1,341
GNMA CMO, Ser 2011-69, Cl CI, IO
5.000%, 03/20/2036	135	1
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	1,705	1,733
NCUA Guaranteed Notes CMO, Ser 2010-A1, Cl A
0.540%, 12/07/2020 (A)	6,602	6,591
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.641%, 10/07/2020 (A)	7,136	7,171
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.648%, 11/05/2020 (A)	7,253	7,290
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.751%, 12/08/2020 (A)	8,203	8,261
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
0.751%, 12/08/2020 (A)	480	484
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.631%, 01/08/2020 (A)	4,760	4,783
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.591%, 02/06/2020 (A)	5,612	5,630
NCUA Guaranteed Notes CMO, Ser 2011-R3, Cl 1A
0.587%, 03/11/2020 (A)	5,862	5,879

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.571%, 03/06/2020 (A)	$792	$793
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.558%, 05/07/2020 (A)	266	266

		144,608

Non-Agency Mortgage-Backed Obligations — 30.0%
A10 Securitization LLC, Ser 2013-2, Cl A
2.620%, 11/15/2027 (B)	2,886	2,902
Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2
2.514%, 06/25/2035 (A)	680	645
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 7A2
0.659%, 08/25/2035 (A)	435	433
American General Mortgage Loan Trust, Ser 2010-1A, Cl A4
5.650%, 03/25/2058 (A) (B)	1,600	1,658
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl D
2.098%, 06/15/2028 (A) (B)	2,500	2,483
Banc of America Commercial Mortgage, Ser 2006-4, Cl AM
5.675%, 07/10/2046	3,165	3,274
Banc of America Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/2045	3,470	3,540
Banc of America Commercial Mortgage, Ser 2007-3, Cl AJ
5.741%, 06/10/2049 (A)	4,030	4,153
Banc of America Commercial Mortgage, Ser 2007-3, Cl AM
5.741%, 06/10/2017 (A)	500	529
Banc of America Commercial Mortgage, Ser 2007-3, Cl AMF
5.317%, 06/10/2049	4,125	4,345
Banc of America Funding, Ser 2004-C, Cl 2A2
2.860%, 12/20/2034 (A)	648	633
Banc of America Funding, Ser 2005-F, Cl 4A1
2.662%, 09/20/2035 (A)	212	181
Banc of America Funding, Ser 2006-D, Cl 3A1
2.820%, 05/20/2036 (A)	140	124
Banc of America Funding, Ser 2006-I, Cl 1A1
2.314%, 12/20/2036 (A)	8,196	8,254
Banc of America Funding, Ser 2010-R11A, Cl 4A6
2.073%, 11/26/2036 (A) (B)	384	383
Banc of America Funding, Ser 2010-R4, Cl 6A1
0.318%, 01/26/2037 (A) (B)	297	296
Banc of America Funding, Ser 2010-R5, Cl 4A3
2.415%, 08/26/2036 (A) (B)	1,912	1,844

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl H
5.155%, 07/10/2043 (A) (B)	$411	$411
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
2.814%, 06/25/2033 (A)	5,038	5,061
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A1
2.669%, 02/25/2035 (A)	73	71
Banc of America Mortgage Trust, Ser 2003-F, Cl 2A3
2.625%, 07/25/2033 (A)	3,057	3,073
Banc of America Mortgage Trust, Ser 2003-I, Cl 2A6
2.765%, 10/25/2033 (A)	6,110	6,233
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
2.713%, 12/25/2033 (A)	3,381	3,344
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
2.669%, 02/25/2034 (A)	2,258	2,260
Banc of America Mortgage Trust, Ser 2004-C, Cl 2A1
2.695%, 04/25/2034 (A)	1,578	1,594
Banc of America Mortgage Trust, Ser 2004-L, Cl 1A1
2.640%, 01/25/2035 (A)	1,129	1,121
Banc of America Re-Remic Trust, Ser 2013-DSNY, Cl E
2.787%, 09/15/2026 (A) (B)	1,500	1,500
Bayview Commercial Asset Trust, Ser 2003-2, Cl A
1.069%, 12/25/2033 (A) (B)	2,379	2,293
Bayview Commercial Asset Trust, Ser 2004-1, Cl A
0.559%, 04/25/2034 (A) (B)	4,889	4,654
Bayview Commercial Asset Trust, Ser 2004-2, Cl A
0.629%, 08/25/2034 (A) (B)	2,912	2,762
Bayview Commercial Asset Trust, Ser 2005-1A, Cl A2
0.549%, 04/25/2035 (A) (B)	3,382	3,105
BCAP LLC Trust, Ser 2009-RR2, Cl A1
2.848%, 01/21/2038 (A) (B)	771	774
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
2.370%, 12/25/2033 (A)	3,302	3,345
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
2.604%, 08/25/2034 (A)	4,556	4,607
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
2.723%, 01/25/2034 (A)	5,720	5,714
Bear Stearns ARM Trust, Ser 2004-1, Cl 12A3
2.855%, 04/25/2034 (A)	3,391	3,364
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
2.257%, 04/25/2034 (A)	1,125	1,112

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
3.116%, 07/25/2034 (A)	$4,025	$4,036
Bear Stearns ARM Trust, Ser 2004-9, Cl 22A1
3.097%, 11/25/2034 (A)	1,327	1,336
Bear Stearns ARM Trust, Ser 2005-2, Cl A1
2.680%, 03/25/2035 (A)	3,760	3,775
Bear Stearns ARM Trust, Ser 2005-2, Cl A2
2.515%, 03/25/2035 (A)	3,138	3,174
Bear Stearns ARM Trust, Ser 2005-5, Cl A2
2.260%, 08/25/2035 (A)	7,606	7,639
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.596%, 03/11/2039 (A)	575	577
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl AM
5.596%, 03/11/2039 (A)	1,375	1,391
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl A4
5.540%, 09/11/2041	437	446
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW10, Cl A4
5.405%, 12/11/2040 (A)	268	268
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, Cl 1A
0.481%, 12/25/2036 (A)	41	71
BHMS Mortgage Trust, Ser 2014-ATLS, Cl BFL
2.137%, 07/05/2033 (A) (B)	2,000	1,990
BOCA Hotel Portfolio Trust, Ser 2013-BOCA, Cl C
2.348%, 08/15/2026 (A) (B)	3,600	3,592
BXHTL Mortgage Trust, Ser 2015-JWRZ, Cl GL1
3.048%, 05/15/2029 (A) (B)	5,800	5,791
Carefree Portfolio Trust, Ser 2014-CARE, Cl A
1.518%, 11/15/2019 (A) (B)	3,880	3,861
Carefree Portfolio Trust, Ser 2014-CARE, Cl B
2.038%, 11/15/2019 (A) (B)	3,000	2,985
CD Mortgage Trust, Ser 2006-CD2, Cl A4
5.485%, 01/15/2046 (A)	510	512
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (A)	822	879
CGBAM Commercial Mortgage Trust, Ser 2014-HD, Cl D
2.198%, 02/15/2031 (A) (B)	2,000	1,986
Chase Mortgage Finance, Ser 2005-A1, Cl 2A3
2.424%, 12/25/2035 (A)	1,669	1,538
Chase Mortgage Finance, Ser 2007-A1, Cl 1A3
2.595%, 02/25/2037 (A)	1,533	1,513
Chase Mortgage Finance, Ser 2007-A1, Cl 7A1
2.584%, 02/25/2037 (A)	1,566	1,571
Chase Mortgage Finance, Ser 2007-A2, Cl 2A3
2.558%, 07/25/2037 (A)	2,175	2,199

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CHL Mortgage Pass-Through Trust, Ser 2003-46, Cl 2A1
2.723%, 01/19/2034 (A)	$3,541	$3,511
CHL Mortgage Pass-Through Trust, Ser 2004-9, Cl A4
5.250%, 06/25/2034	683	684
Citicorp Mortgage Securities, Ser 2005-4, Cl 2A1
5.000%, 07/25/2020	101	104
Citicorp Mortgage Securities, Ser 2007-2, Cl 1A3
6.000%, 02/25/2037	984	1,011
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.349%, 12/10/2049 (A)	686	733
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	46	46
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl D
1.948%, 06/15/2033 (A) (B)	7,000	6,971
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl F
3.348%, 06/15/2033 (A) (B)	500	496
Citigroup Commercial Mortgage Trust, Ser 2014-GC23, Cl A4
3.622%, 07/10/2047	3,390	3,481
Citigroup Deutsche Bank Commercial Mortgage, Ser 2007-CD4, Cl A4
5.322%, 12/11/2049	1,025	1,060
Citigroup Mortgage Loan Trust, Ser 2007-AR5, Cl 1A2A
2.788%, 04/25/2037 (A)	1,126	1,017
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 2A1A
2.792%, 11/25/2038 (A) (B)	2,681	2,709
Citigroup Mortgage Loan Trust, Ser 2010-9, Cl 5A1
4.750%, 03/25/2037 (B)	324	323
COMM Mortgage Trust, Ser 2006-C8, Cl AM
5.347%, 12/10/2046	5,450	5,682
COMM Mortgage Trust, Ser 2013-CR8, Cl A5
3.612%, 06/10/2046 (A)	3,420	3,560
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	129	129
COMM Mortgage Trust, Ser 2014-BBG, Cl A
0.998%, 03/15/2029 (A) (B)	4,480	4,455
COMM Mortgage Trust, Ser 2014-KYO, Cl D
2.192%, 06/11/2027 (A) (B)	1,840	1,826
COMM Mortgage Trust, Ser 2014-PAT, Cl C
1.781%, 08/13/2027 (A) (B)	2,000	1,995
Commercial Mortgage Pass-Through Certificates, Ser 2006-C8, Cl A4
5.306%, 12/10/2046	2,624	2,711

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Pass-Through Certificates, Ser 2007-C9, Cl AJFL
0.882%, 12/10/2049 (A) (B)	$6,710	$6,497
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/2046 (B)	51	51
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl A1
0.824%, 08/15/2045	34	34
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	40	40
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR5, Cl A1
0.673%, 12/10/2045	61	61
Commercial Mortgage Pass-Through Certificates, Ser 2013-FL3, Cl MMHP
3.798%, 10/13/2028 (A) (B)	4,000	4,025
Commercial Mortgage Pass-Through Certificates, Ser 2014-KYO, Cl C
1.842%, 06/11/2027 (A) (B)	2,270	2,268
Commercial Mortgage Pass-Through Certificates, Ser 2014-TWC, Cl D
2.437%, 02/13/2032 (A) (B)	3,435	3,408
Commercial Mortgage Trust, Ser 2007-GG11, Cl AM
5.867%, 12/10/2049 (A)	3,300	3,503
Commercial Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	160	160
Commercial Mortgage Trust, Ser 2013-CR10, Cl XA, IO
1.150%, 08/10/2046 (A)	48,347	2,282
Commercial Mortgage Trust, Ser 2014-CR14, Cl XA, IO
1.025%, 02/10/2047 (A)	36,676	1,594
Commercial Mortgage Trust, Ser 2014-KYO, Cl E
2.542%, 06/11/2027 (A) (B)	1,480	1,473
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-11, Cl 2A1
2.144%, 07/25/2034 (A)	907	899
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	487	500
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.615%, 01/15/2049 (A)	2,652	2,796
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AMFL
0.428%, 01/15/2049 (A)	7,110	6,843
Credit Suisse Commercial Mortgage Trust, Ser 2017-ICE, Cl D
2.348%, 04/15/2027 (A) (B)	2,180	2,164

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston Mortgage Securities, Ser 2004-AR5, Cl 6A1
2.500%, 06/25/2034 (A)	$8,636	$8,668
Credit Suisse Mortgage Capital Certificates, Ser 2006-C3, Cl AM
5.793%, 06/15/2038 (A)	4,050	4,159
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl A3
5.467%, 09/15/2039	558	571
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl AM
5.509%, 09/15/2039	5,000	5,175
Credit Suisse Mortgage Trust, Ser 2014-ICE, Cl XICP, IO
1.686%, 04/15/2027	30,718	860
CS First Boston Mortgage Securities, Ser 2004-AR8, Cl 6A1
2.465%, 09/25/2034 (A)	2,546	2,535
CSMC Trust, Ser 2015-SAND, Cl C
2.340%, 08/15/2030 (A) (B)	1,000	1,000
CSMC Trust, Ser 2015-SAND, Cl D
3.040%, 08/15/2030 (A) (B)	1,847	1,847
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	263	264
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl XA, IO
1.561%, 07/10/2044 (A) (B)	39,325	1,528
Del Coronado Trust, Ser 2013-HDC, Cl E
2.848%, 03/15/2026 (A) (B)	3,000	2,996
Deutsche Mortgage Securities Mortgage Loan Trust, Ser 2004-4, Cl 2AR1
0.469%, 06/25/2034 (A)	4,778	4,524
DSLA Mortgage Loan Trust, Ser 2004-AR1, Cl A1A
1.045%, 09/19/2044 (A)	978	920
DSLA Mortgage Loan Trust, Ser 2004-AR1, Cl A2A
1.025%, 09/19/2044 (A)	2,619	2,514
DSLA Mortgage Loan Trust, Ser 2004-AR4, Cl 2A1A
0.565%, 01/19/2045 (A)	1,681	1,473
Extended Stay America Trust, Ser 2013-ESFL, Cl CFL
1.694%, 12/05/2031 (A) (B)	418	416
Extended Stay America Trust, Ser 2013-ESFL, Cl DFL
3.334%, 12/05/2031 (A) (B)	620	619
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.730%, 02/25/2048 (A) (B)	5,267	5,269
FDIC Structured Sale Guaranteed Notes, Ser 2010-S2, Cl 1A
0.680%, 11/29/2037 (A) (B)	893	891

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.049%, 04/25/2024 (A)	$496	$495
First Horizon Alternative Mortgage Trust, Ser 2005-AA3, Cl 3A1
2.268%, 05/25/2035 (A)	425	411
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
1.149%, 05/25/2024 (A)	386	381
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.149%, 05/25/2024 (A)	278	276
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.399%, 07/25/2024 (A)	2,436	2,428
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M1
1.349%, 05/25/2025 (A)	207	206
GAHR Commercial Mortgage Trust, Ser 2015-NRF, Cl AFL1
1.498%, 12/15/2016 (A) (B)	3,000	2,999
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.524%, 11/10/2045 (A)	571	570
GMAC Mortgage Loan Trust, Ser 2003-AR2, Cl 4A1
3.050%, 12/19/2033 (A)	960	951
Granite Master Issuer, Ser 2005-1, Cl A4
0.403%, 12/20/2054 (A)	454	452
Granite Master Issuer, Ser 2006-3, Cl A3
0.283%, 12/20/2054 (A)	693	689
Granite Master Issuer, Ser 2006-3, Cl A4
0.283%, 12/20/2054 (A)	664	659
Granite Master Issuer, Ser 2006-3, Cl A7
0.403%, 12/20/2054 (A)	465	463
Granite Master Issuer, Ser 2006-4, Cl A6
0.383%, 12/20/2054 (A)	39	39
Granite Master Issuer, Ser 2007-1, Cl 1M1
0.503%, 12/20/2054 (A)	650	627
Granite Master Issuer, Ser 2007-1, Cl 2A1
0.343%, 12/20/2054 (A)	380	378
Granite Master Issuer, Ser 2007-1, Cl 2M1
0.703%, 12/20/2054 (A)	900	877
Granite Master Issuer, Ser 2007-1, Cl 3A1
0.403%, 12/20/2054 (A)	366	363
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl AM
5.277%, 04/10/2037 (A)	2,130	2,132
GS Mortgage Securities II, Ser 2006-GG6, Cl AM
5.622%, 04/10/2038 (A)	3,040	3,071
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	42	43

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities II, Ser 2010-C2, Cl XA, IO
0.802%, 12/10/2043 (A) (B)	$42,668	$309
GS Mortgage Securities II, Ser 2011-GC3, Cl X, IO
1.104%, 03/10/2044 (A) (B)	40,348	918
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	32	32
GS Mortgage Securities II, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	92	92
GS Mortgage Securities II, Ser 2013-GC14, Cl A1
1.217%, 08/10/2046	189	189
GSR Mortgage Loan Trust, Ser 2003-7F, Cl 5A1
0.599%, 10/25/2032 (A)	68	67
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
2.787%, 01/25/2035 (A)	484	461
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
2.644%, 04/25/2035 (A)	954	904
GSR Mortgage Loan Trust, Ser 2005-AR6, Cl 3A1
2.656%, 09/25/2035 (A)	1,117	1,124
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.707%, 01/25/2036 (A)	2,406	2,230
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
2.736%, 08/19/2034 (A)	4,138	4,221
HarborView Mortgage Loan Trust, Ser 2004-7, Cl 2A1
2.313%, 11/19/2034 (A)	140	130
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1A
0.543%, 06/20/2035 (A)	3,840	3,623
Hilton USA Trust, Ser 2013-HLF, Cl AFL
1.181%, 11/05/2030 (A) (B)	370	369
Hilton USA Trust, Ser 2013-HLF, Cl BFL
1.691%, 11/05/2030 (A) (B)	2,956	2,954
Hilton USA Trust, Ser 2013-HLF, Cl CFL
2.091%, 11/05/2030 (A) (B)	2,464	2,462
Hilton USA Trust, Ser 2013-HLF, Cl DFL
2.941%, 11/05/2030 (A) (B)	5,051	5,050
HSI Asset Securitization Trust, Ser 2005-NC1, Cl 2A4
0.839%, 07/25/2035 (A)	1,500	1,478
Hyatt Hotel Portfolio Trust, Ser 2015-HYT, Cl E
3.998%, 11/15/2029 (A) (B)	4,780	4,756
Impac CMB Trust, Ser 2004-10, Cl 4M1
1.099%, 03/25/2035 (A)	229	206

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.449%, 04/25/2037 (A)	$1,616	$1,489
IndyMac INDA Mortgage Loan Trust, Ser 2007-AR3, Cl 1A1
2.980%, 07/25/2037 (A)	3,360	2,966
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR4, Cl A1A
0.401%, 05/25/2046	264	224
JPMorgan Alternative Loan Trust, Ser 2007-A1, Cl 2A1
2.422%, 03/25/2037 (A)	591	475
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB13, Cl A4
5.449%, 01/12/2043 (A)	853	853
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP7, Cl A4
6.095%, 04/15/2045 (A)	240	244
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl AM
5.440%, 05/15/2045	5,146	5,298
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB18, Cl A4
5.440%, 06/12/2047	5,010	5,214
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (B)	4	4
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C2, Cl A1
2.749%, 11/15/2043 (B)	78	78
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl XA, IO
2.212%, 08/05/2032 (A) (B)	14,171	955
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl XA, IO
1.342%, 02/15/2046 (A) (B)	33,214	1,192
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A1
0.705%, 10/15/2045	12	12
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl XA, IO
2.254%, 10/15/2045 (A)	14,124	1,280
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A1
0.670%, 12/15/2047	13	13
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	165	166
JPMorgan Chase Commercial Mortgage Securities, Ser 2014-BXH, Cl A
1.098%, 04/15/2027 (A) (B)	3,340	3,326
JPMorgan Chase Commercial Mortgage Securities, Ser 2014-FBLU, Cl C
2.188%, 12/15/2028 (A) (B)	4,000	3,984

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2014-INN, Cl D
2.548%, 06/15/2029 (A) (B)	$3,000	$2,985
JPMorgan Mortgage Trust, Ser 2004-S1, Cl 1A4
4.500%, 09/25/2034	560	574
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
2.619%, 06/25/2035 (A)	1,705	1,664
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A5
2.619%, 06/25/2035 (A)	1,722	1,681
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 2A1
2.684%, 07/25/2035 (A)	335	334
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
2.711%, 07/25/2035 (A)	3,067	3,074
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.478%, 11/25/2033 (A)	853	855
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
2.756%, 07/25/2035 (A)	4,494	4,499
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 4A2
2.728%, 07/25/2035 (A)	1,198	1,204
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
2.596%, 07/25/2035 (A)	1,224	1,242
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
2.553%, 06/25/2037 (A)	125	113
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl AM
5.878%, 06/15/2038 (A)	4,420	4,549
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AJ
5.484%, 02/15/2040	2,660	2,739
LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.493%, 02/15/2040 (A)	1,727	1,805
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/2040 (A)	708	739
Lehman XS Trust, Ser 2005-9N, Cl 1A1
0.469%, 02/25/2036 (A)	1,799	1,509
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
2.757%, 11/21/2034 (A)	5,027	5,151
Master Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
2.607%, 07/25/2035 (A)	129	112

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033	$4,025	$4,278
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
2.609%, 10/20/2029 (A)	468	470
Mellon Residential Funding, Ser 2001-TBC1, Cl A1
0.898%, 11/15/2031 (A)	2,231	2,185
Merrill Lynch Mortgage Investors Trust, Ser 2003-D, Cl A
0.819%, 08/25/2028 (A)	2,775	2,659
Merrill Lynch Mortgage Investors Trust, Ser 2003-G, Cl A1
0.839%, 01/25/2029 (A)	1,010	967
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
2.164%, 12/25/2034 (A)	1,947	1,954
Merrill Lynch Mortgage Investors Trust, Ser 2005-2, Cl 2A
2.520%, 10/25/2035 (A)	3,133	3,157
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A2
2.516%, 02/25/2035 (A)	3,124	3,138
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
2.671%, 07/25/2035 (A)	1,060	859
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl AM
5.204%, 12/12/2049	3,000	3,117
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	589	612
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-5, Cl AMFL
0.374%, 08/12/2048 (A) (B)	2,690	2,526
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.918%, 02/15/2046	4,000	3,974
Morgan Stanley Capital I Trust, Ser 2015-XLF1, Cl B
1.944%, 08/14/2031 (A) (B)	2,750	2,738
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/2049 (A)	5,000	5,082
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
2.971%, 11/25/2034 (A)	1,672	1,655
Morgan Stanley Mortgage Loan Trust, Ser 2005-5AR, Cl 1A1
0.469%, 09/25/2035 (A)	418	416
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	68	68

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MRFC Mortgage Pass-Through Trust, Ser 2002-TBC2, Cl A
1.058%, 08/15/2032 (A)	$1,256	$1,189
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AP3, Cl A6
4.793%, 10/25/2034	1,135	1,173
Nomura Resecuritization Trust, Ser 2014-6R, Cl 5A1
2.565%, 04/26/2037 (A) (B)	3,166	3,228
Nomura Resecuritization Trust, Ser 2015-2R, Cl 5A1
0.938%, 04/26/2047 (A) (B)	2,090	2,016
Nomura Resecuritization Trust, Ser 2015-4R, Cl 3A2
2.475%, 01/26/2036 (A) (B)	6,384	6,192
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-2, Cl AII1
0.459%, 04/25/2035 (A)	211	211
PHH Mortgage Capital LLC, Ser 2008-CIM2, Cl 1A1
2.429%, 07/25/2038 (A)	1,936	1,889
Provident Funding Mortgage Loan Trust, Ser 2003-1, Cl A
2.612%, 08/25/2033 (A)	2,451	2,531
RBSSP Resecuritization Trust, Ser 2009-7, Cl 2A5
3.553%, 09/26/2035 (A) (B)	2,849	2,891
Residential Accredit Loans, Ser 2006-QO10, Cl A1
0.359%, 01/25/2037 (A)	5,576	4,326
Residential Accredit Loans, Ser 2007-QO3, Cl A1
0.359%, 03/25/2047 (A)	1,640	1,357
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.234%, 08/25/2022 (A)	1,045	939
Residential Funding Mortgage Securities I, Ser 2004-S5, Cl 2A1
4.500%, 05/25/2019	1,096	1,109
Residential Funding Securities LLC, Ser 2003-RM2, Cl AI5
8.500%, 05/25/2033	139	143
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
1.003%, 10/20/2027 (A)	1,302	1,272
Sequoia Mortgage Trust, Ser 2002-9, Cl 1A
0.903%, 09/20/2032 (A)	505	469
Sequoia Mortgage Trust, Ser 2004-5, Cl A1
1.752%, 06/20/2034 (A)	2,786	2,710
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
2.182%, 02/25/2040 (A)	163	161
Sequoia Mortgage Trust, Ser 2012-1, Cl 1A1
2.865%, 01/25/2042 (A)	1,349	1,353

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sequoia Mortgage Trust, Ser 2013-1, Cl 1A1
1.450%, 02/25/2043 (A)	$2,415	$2,332
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A) (B)	1,463	1,463
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A) (B)	100	100
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (A) (B)	4,083	4,085
Springleaf Mortgage Loan Trust, Ser 2013-3A, Cl A
1.870%, 09/25/2057 (A) (B)	7,015	7,009
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-2, Cl 4A2
2.531%, 03/25/2034 (A)	2,957	2,895
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-3AC, Cl A1
2.395%, 03/25/2034 (A)	2,654	2,664
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
0.569%, 07/25/2034 (A)	4,328	4,167
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
2.487%, 04/25/2035 (A)	2,526	2,381
Structured Asset Mortgage Investments, Ser 2004-AR5, Cl 1A1
0.865%, 10/19/2034 (A)	2,458	2,350
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-17A, Cl 2A1
2.385%, 05/25/2033 (A)	3,980	4,000
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.839%, 09/25/2043 (A)	2,407	2,324
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
2.145%, 04/25/2045 (A)	1,883	1,891
Thornburg Mortgage Securities Trust, Ser 2005-2, Cl A1
2.222%, 07/25/2045 (A)	2,607	2,521
Thornburg Mortgage Securities Trust, Ser 2007-1, Cl A2B
2.148%, 03/25/2037 (A)	2,602	2,284
Towd Point Mortgage Trust, Ser 2015-2, Cl 2A1
3.750%, 11/25/2057 (A) (B)	3,524	3,641
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.270%, 05/10/2045 (A) (B)	12,378	1,298
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	55	55

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A1
0.673%, 12/10/2045	$43	$43
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A1
0.779%, 03/10/2046	148	147
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.469%, 12/15/2044 (A)	40	40
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A2
5.935%, 06/15/2045	108	109
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A3
6.011%, 06/15/2045 (A)	600	613
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C28, Cl AM
5.603%, 10/15/2048 (A)	5,390	5,600
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl AM
5.591%, 04/15/2047 (A)	3,000	3,156
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C33, Cl AJ
6.150%, 02/15/2051 (A)	3,040	3,128
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.420%, 10/25/2033 (A)	3,786	3,865
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR11, Cl A6
2.430%, 10/25/2033 (A)	854	865
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.299%, 08/25/2033 (A)	2,622	2,634
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.468%, 09/25/2033 (A)	1,995	2,018
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR1, Cl A
2.434%, 03/25/2034 (A)	5,034	5,045
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR10, Cl A1B
0.619%, 07/25/2044 (A)	4,663	4,482
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
2.506%, 10/25/2034 (A)	2,644	2,670
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A1A
0.919%, 11/25/2034 (A)	2,307	2,194
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A2A
0.931%, 11/25/2034	3,196	3,029
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
2.396%, 01/25/2035 (A)	5,280	5,304

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
1.584%, 04/25/2044 (A)	$5,536	$5,395
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR8, Cl A2
0.599%, 06/25/2044 (A)	3,027	2,801
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034	1,586	1,671
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB4, Cl 22A
6.000%, 12/25/2019	227	236
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A1A
0.511%, 01/25/2045 (A)	2,414	2,270
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A2A3
0.599%, 01/25/2045 (A)	1,267	1,199
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR11, Cl A1A
0.519%, 08/25/2045 (A)	3,168	2,975
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.489%, 10/25/2045 (A)	3,295	3,046
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A2
1.586%, 10/25/2045 (A)	606	600
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR14, Cl 1A4
2.352%, 12/25/2035 (A)	165	159
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR17, Cl A1A1
0.469%, 12/25/2045 (A)	3,154	2,936
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
0.469%, 12/25/2045 (A)	281	270
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.529%, 01/25/2045 (A)	1,720	1,590
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR6, Cl 2A1A
0.429%, 04/25/2045 (A)	3,045	2,875
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR8, Cl 2A1A
0.489%, 07/25/2045 (A)	3,692	3,457
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR9, Cl A1A
0.505%, 07/25/2045 (A)	1,716	1,643
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 2A1A
1.238%, 01/25/2046 (A)	2,678	2,584
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A
0.988%, 12/25/2046 (A)	1,364	1,073

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
1.937%, 04/25/2047 (A)	$4,266	$3,244
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	53	53
Wells Fargo Commercial Mortgage Trust, Ser 2013-C15, Cl A1
1.264%, 08/15/2046	123	123
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-H, Cl A1
2.707%, 09/25/2033 (A)	1,517	1,537
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
2.520%, 11/25/2033 (A)	1,374	1,382
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A1
2.749%, 05/25/2034 (A)	359	359
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
2.615%, 07/25/2034 (A)	1,556	1,560
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-N, Cl A7
2.730%, 08/25/2034 (A)	3,964	3,970
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
2.615%, 08/25/2034 (A)	2,831	2,821
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Q, Cl 1A2
2.730%, 09/25/2034 (A)	3,458	3,502
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-R, Cl 1A1
2.700%, 09/25/2034 (A)	4,179	4,241
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-S, Cl A1
2.714%, 09/25/2034 (A)	926	948
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
2.656%, 10/25/2034 (A)	5,537	5,527
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Y, Cl 3A1
2.601%, 11/25/2034 (A)	4,697	4,739
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 2A1
2.616%, 12/25/2034 (A)	1,824	1,824
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 1A1
2.617%, 02/25/2035 (A)	5,617	5,649
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 1A1
2.687%, 06/25/2035 (A)	5,455	5,568
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A2
2.641%, 06/25/2035 (A)	3,868	3,931

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A17
2.676%, 06/25/2035 (A)	$1,277	$1,299
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR11, Cl 1A1
2.642%, 06/25/2035 (A)	1,002	994
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A5
2.664%, 06/25/2035 (A)	1,241	1,268
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 2A1
2.601%, 02/25/2034 (A)	1,060	1,073
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, Cl 2A1
2.711%, 03/25/2035 (A)	1,872	1,894
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR7, Cl 2A1
2.740%, 05/25/2035 (A)	439	435
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 1A1
2.708%, 06/25/2035 (A)	1,895	1,929
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 3A2
2.707%, 06/25/2035 (A)	1,175	1,200
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 3A1
2.678%, 06/25/2034 (A)	1,829	1,851
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-4, Cl 2A2
5.500%, 04/25/2036	496	481
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.728%, 09/25/2036 (A)	885	833
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR2, Cl 2A1
2.641%, 03/25/2036 (A)	711	707
WFCG Commercial Mortgage Trust, Ser 2015-BXRP, Cl C
1.969%, 11/15/2029 (A) (B)	1,607	1,590
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.069%, 02/15/2044 (A) (B)	29,000	704
WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/2045	114	114
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/2045	57	57

		654,826

Total Mortgage-Backed Securities (Cost $798,795) ($ Thousands)		799,434

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 23.7%

Automotive — 2.8%
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	$123	$123
Ally Auto Receivables Trust, Ser 2013-2, Cl A3
0.790%, 01/15/2018	3,114	3,116
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A3
0.750%, 02/21/2017	375	375
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.648%, 02/15/2018 (A)	225	225
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018 (B)	54	54
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl A
1.140%, 03/12/2018 (B)	26	25
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl A
1.330%, 07/10/2018 (B)	269	269
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl B
1.310%, 11/08/2017	415	415
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/2017	123	123
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl C
2.720%, 09/09/2019	1,150	1,170
AmeriCredit Automobile Receivables Trust, Ser 2014-1, Cl A2
0.570%, 07/10/2017	555	555
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl A2A
0.770%, 04/09/2018	653	653
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl A3
1.260%, 11/08/2019	925	924
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (B)	169	169
BMW Vehicle Owner Trust, Ser 2013-A, Cl A3
0.670%, 11/27/2017	1,262	1,261
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	1,450	1,449
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A4
0.970%, 01/22/2018	2,500	2,501
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	3,500	3,502
CarMax Auto Owner Trust, Ser 2011-3, Cl B
2.170%, 07/17/2017	150	150

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/2017	$18	$18
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	55	55
Chesapeake Funding LLC, Ser 2012-1A, Cl A
0.944%, 11/07/2023 (A) (B)	33	32
Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.644%, 05/07/2024 (A) (B)	1,987	1,988
Chesapeake Funding LLC, Ser 2015-1A, Cl A
0.694%, 02/07/2027 (A) (B)	945	943
Chrysler Capital Auto Receivables Trust, Ser 2013-AA, Cl A3
0.910%, 04/16/2018 (B)	862	863
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	292	293
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (B)	160	160
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/2021 (B)	465	465
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/2021 (B)	690	687
DT Auto Owner Trust, Ser 2015-2A, Cl A
1.240%, 09/17/2018 (B)	1,074	1,074
Enterprise Fleet Financing LLC, Ser 2013-1, Cl A2
0.680%, 09/20/2018 (B)	201	201
Enterprise Fleet Financing LLC, Ser 2013-2, Cl A2
1.060%, 03/20/2019 (B)	296	296
Fifth Third Auto Trust, Ser 2013-A, Cl A3
0.880%, 10/16/2017	303	303
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (B)	39	39
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (B)	20	20
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/2019 (B)	107	107
First Investors Auto Owner Trust, Ser 2014-1A, Cl A2
0.800%, 02/15/2018 (B)	125	125
First Investors Auto Owner Trust, Ser 2014-3A, Cl A2
1.060%, 11/15/2018 (B)	783	783
Flagship Credit Auto Trust, Ser 2014-2, Cl A
1.430%, 12/16/2019 (B)	1,753	1,750
Ford Credit Auto Lease Trust, Ser 2014-A, Cl A4
0.900%, 06/15/2017	650	648

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	$175	$176
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/2018	1,000	1,017
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A3
0.580%, 12/15/2016	98	98
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.578%, 01/15/2018 (A)	195	195
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/2019	135	135
GM Financial Automobile Leasing Trust, Ser 2015-2, Cl A2A
1.180%, 04/20/2018	1,250	1,254
Harley-Davidson Motorcycle Trust, Ser 2013-1, Cl A3
0.650%, 07/16/2018	134	134
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.742%, 12/10/2027 (A) (B)	1,935	1,933
Hertz Fleet Lease Funding, Ser 2014-1, Cl A
0.592%, 04/10/2028 (A) (B)	1,668	1,670
Honda Auto Receivables Owner Trust, Ser 2012-4, Cl A3
0.520%, 08/18/2016	11	11
Honda Auto Receivables Owner Trust, Ser 2013-4, Cl A3
0.690%, 09/18/2017	4,185	4,183
Huntington Auto Trust, Ser 2012-2, Cl A3
0.510%, 04/17/2017	19	19
Huntington Auto Trust, Ser 2015-1, Cl A3
1.430%, 09/16/2019	1,000	999
Hyundai Auto Receivables Trust, Ser 2012-C, Cl B
1.060%, 06/15/2018	1,000	1,000
Hyundai Auto Receivables Trust, Ser 2013-C, Cl A3
1.010%, 02/15/2018	3,590	3,595
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/2017 (B)	2,629	2,630
Mercedes-Benz Auto Lease Trust, Ser 2013-B, Cl A3
0.620%, 07/15/2016	206	205
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.470%, 10/17/2016	21	21
Porsche Innovative Lease Owner Trust, Ser 2013-1, Cl A4
0.880%, 10/22/2019 (B)	390	390

11	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/2018 (B)	$18	$18
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A3
1.330%, 05/15/2019 (B)	960	962
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/2018 (B)	171	171
Prestige Auto Receivables Trust, Ser 2015-1, Cl A2
1.090%, 02/15/2019 (B)	355	355
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/2018	785	799
Santander Drive Auto Receivables Trust, Ser 2014-1, Cl A2A
0.660%, 06/15/2017	2	2
Santander Drive Auto Receivables Trust, Ser 2014-1, Cl B
1.590%, 10/15/2018	1,000	1,001
SNAAC Auto Receivables Trust, Ser 2014-1A, Cl A
1.030%, 09/17/2018 (B)	183	183
Toyota Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.550%, 01/17/2017	25	25
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/2018 (B)	405	405
Westlake Automobile Receivables Trust, Ser 2013-1A, Cl A2
1.120%, 01/15/2018 (B)	139	139
Westlake Automobile Receivables Trust, Ser 2014-1A, Cl A2
0.700%, 05/15/2017 (B)	177	177
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl A2
0.970%, 10/16/2017 (B)	337	337
Westlake Automobile Receivables Trust, Ser 2015-1A, Cl A2
1.170%, 03/15/2018 (B)	1,230	1,228
Westlake Automobile Receivables Trust, Ser 2015-2A, Cl A2A
1.280%, 07/16/2018 (B)	920	920
Wheels SPV 2 LLC, Ser 2015-1A, Cl A2
1.400%, 04/22/2024 (B)	2,480	2,480
Wheels SPV LLC, Ser 2014-1A, Cl A2
0.840%, 03/20/2023 (B)	3,940	3,941
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	—	—

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

World Omni Auto Receivables Trust, Ser 2012-B, Cl A4
0.810%, 01/15/2019	$900	$900

		61,617

Credit Cards — 5.0%
American Express Credit Account Master Trust, Ser 2013-1, Cl A
0.618%, 02/16/2021 (A)	310	310
American Express Credit Account Master Trust, Ser 2013-3, Cl A
0.980%, 05/15/2019	305	305
American Express Credit Account Master Trust, Ser 2014-1, Cl A
0.568%, 12/15/2021 (A)	14,685	14,675
American Express Credit Account Master Trust, Ser 2014-2, Cl A
1.260%, 01/15/2020	4,500	4,511
BA Credit Card Trust, Ser 2014-A1, Cl A
0.566%, 06/15/2021 (A)	4,000	4,001
BA Credit Card Trust, Ser 2014-A2, Cl A
0.468%, 09/16/2019 (A)	5,000	4,996
BA Credit Card Trust, Ser 2015-A1, Cl A
0.528%, 06/15/2020 (A)	5,000	4,997
Cabela’s Credit Card Master Note Trust, Ser 2011-4A, Cl A2
0.748%, 10/15/2019 (A) (B)	860	862
Cabela’s Credit Card Master Note Trust, Ser 2012-2A, Cl A2
0.678%, 06/15/2020 (A) (B)	3,500	3,492
Cabela’s Credit Card Master Note Trust, Ser 2013-2A, Cl A2
0.848%, 08/16/2021 (A) (B)	210	210
Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
0.548%, 03/16/2020 (A)	2,670	2,655
Cabela’s Credit Card Master Note Trust, Ser 2014-2, Cl A
0.648%, 07/15/2022 (A)	5,000	4,973
Capital One Multi-Asset Execution Trust, Ser 2007-A5, Cl A5
0.238%, 07/15/2020 (A)	6,000	5,960
Capital One Multi-Asset Execution Trust, Ser 2014-A4, Cl A
0.547%, 06/15/2022	4,000	4,000
Capital One Multi-Asset Execution Trust, Ser 2015-A3, Cl A3
0.598%, 03/15/2023 (A)	4,895	4,861
Chase Issuance Trust, Ser 2007-A2, Cl A2
0.248%, 04/15/2019 (A)	6,000	5,980
Chase Issuance Trust, Ser 2013-A9, Cl A
0.618%, 11/16/2020 (A)	4,850	4,853
Chase Issuance Trust, Ser 2014, Cl A1
1.150%, 01/15/2019	735	737

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Issuance Trust, Ser 2014-A5, Cl A5
0.568%, 04/15/2021 (A)	$8,520	$8,522
Citibank Credit Card Issuance Trust, Ser 2008-A2, Cl A2
1.350%, 01/23/2020 (A)	8,100	8,255
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2
0.480%, 05/26/2020 (A)	6,915	6,895
Citibank Credit Card Issuance Trust, Ser 2013-A3, Cl A3
1.110%, 07/23/2018	500	501
Discover Card Execution Note Trust, Ser 2010-A2, Cl A2
0.778%, 03/15/2018 (A)	2,000	2,000
Discover Card Execution Note Trust, Ser 2014-A1, Cl A1
0.628%, 07/15/2021 (A)	5,000	4,992
Discover Card Master Trust, Ser 2012-A4, Cl A4
0.568%, 11/15/2019 (A)	4,000	4,002
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/2017 (B)	125	125
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	1,000	1,002

		108,672

Other Asset-Backed Securities — 15.9%
1776 CLO Ltd., Ser 2006-1A, Cl B
0.761%, 05/08/2020 (A) (B)	5,000	4,871
Aames Mortgage Investment Trust, Ser 2005-4, Cl M1
0.904%, 10/25/2035 (A)	649	649
ABCLO, Ser 2007-1A, Cl B
1.025%, 04/15/2021	1,000	991
ABCLO, Ser 2007-1A, Cl D
4.189%, 04/15/2021 (A) (B)	1,930	1,904
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.879%, 01/25/2035 (A)	123	121
Accredited Mortgage Loan Trust, Ser 2006-2, Cl A4
0.459%, 09/25/2036 (A)	8,100	6,811
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2005-4, Cl M1
0.649%, 10/25/2035 (A)	2,914	2,646
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl A2B
1.299%, 09/25/2034 (A)	383	379
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
0.919%, 10/25/2034 (A)	562	553

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Aircraft Lease Securitisation Ltd., Ser 2007-1A, Cl G3
0.454%, 05/10/2032 (A) (B)	$1,165	$1,158
Ally Master Owner Trust, Ser 2014-5, Cl A2
1.600%, 10/15/2019	1,000	1,004
Alterna Funding I LLC, Ser 2014-1A, Cl Note
1.639%, 02/15/2021 (B)	1,213	1,212
Ameriquest Mortgage Securities Asset Backed Pass-Through Certificates, Ser 2005-R11, Cl M1
0.649%, 01/25/2036 (A)	3,310	3,080
Ameriquest Mortgage Securities, Ser 2005-R10, Cl A2B
0.419%, 01/25/2036 (A)	59	59
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF6
5.325%, 11/25/2035	501	513
Apidos CLO XII, Ser 2013-12A, Cl A
1.389%, 04/15/2025 (A) (B)	500	492
Apidos CLO XVII, Ser 2014-17A, Cl A1A
1.789%, 04/17/2026 (A) (B)	995	992
Apidos Quattro CDO, Ser 2006-QA, Cl D
1.737%, 01/20/2019 (A) (B)	1,000	990
Ares XXII CLO, Ser 2007-22A, Cl B
1.124%, 08/15/2019 (A) (B)	1,375	1,314
Argent Securities, Ser 2006-W2, Cl A2B
0.389%, 03/25/2036 (A)	1,389	688
ARL First LLC, Ser 2012-1A, Cl A1
1.948%, 12/15/2042 (A) (B)	2,137	2,145
Asset-Backed Funding Certificates, Ser 2004-OPT5, Cl M1
1.324%, 03/25/2034 (A)	226	199
Avalon IV Capital, Ser 2014-1AR, Cl AR
1.459%, 04/17/2023 (A) (B)	697	697
Babson CLO, Ser 2006-2A, Cl B
0.669%, 10/16/2020 (A) (B)	1,950	1,903
Baker Street CLO II, Ser 2006-1A, Cl C
1.019%, 10/15/2019 (A) (B)	3,000	2,874
Bear Stearns Asset-Backed Securities I Trust, Ser 2006-EC1, Cl M1
0.609%, 12/25/2035 (A)	3,025	2,974
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD2, Cl 2A1
0.859%, 12/25/2044 (A)	55	55
BlackRock Senior Income Series V, Ser 2007-5A, Cl B
0.734%, 08/13/2019 (A) (B)	4,500	4,376
BlueMountain CLO, Ser 2015-4A, Cl A1
1.824%, 11/30/2026 (A) (B)	3,500	3,489
Callidus Debt Partners CLO Fund V, Ser 2006-5A, Cl C
1.783%, 11/20/2020 (A) (B)	5,410	5,345

13	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Canaras Summit CLO, Ser 2007-1A, Cl E
4.636%, 06/19/2021 (A) (B)	$1,500	$1,473
Cannington Funding, Ser 2006-1A, Cl C
1.799%, 11/24/2020 (A) (B)	2,000	1,895
Carlyle High Yield Partners IX, Ser 2006-9A, Cl A1
0.528%, 08/01/2021 (A) (B)	3,293	3,258
Carlyle High Yield Partners VIII, Ser 2006-8A, Cl A1
0.583%, 05/21/2021 (A) (B)	3,170	3,113
Carrington Mortgage Loan Trust, Ser 2005-NC5, Cl A2
0.519%, 10/25/2035 (A)	112	112
Cent CLO, Ser 2014-20A, Cl A
1.724%, 01/25/2026 (A) (B)	1,250	1,243
Cent CLO, Ser 2014-22A, Cl A1
1.791%, 11/07/2026 (A) (B)	3,100	3,085
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2004-2, Cl 1A4
5.323%, 02/26/2035	470	477
CIFC Funding, Ser 2013-1A, Cl A1
1.426%, 04/16/2025 (A) (B)	265	261
CIT Equipment Collateral, Ser 2014-VT1, Cl A2
0.860%, 05/22/2017 (B)	1,000	1,000
CNH Wholesale Master Note Trust, Ser 2013-2A, Cl A
0.798%, 08/15/2019 (A) (B)	425	424
ColumbusNova CLO II, Ser 2006-2A, Cl C
1.061%, 04/04/2018 (A) (B)	1,000	991
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028 (A)	1,009	1,035
Conseco Financial, Ser 1997-3, Cl A5
7.140%, 03/15/2028	210	219
Conseco Financial, Ser 1997-3, Cl A6
7.320%, 03/15/2028	69	73
Conseco Financial, Ser 1997-6, Cl A8
7.070%, 01/15/2029	6	6
Conseco Financial, Ser 1997-7, Cl A7
6.960%, 07/15/2028 (A)	226	232
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 3A
0.659%, 09/25/2034 (A)	17	17
Dell Equipment Finance Trust, Ser 2014-1, Cl A2
0.640%, 07/22/2016 (B)	1,646	1,645
Dryden Leveraged Loan CDO, Ser 2014-31A, Cl A
1.637%, 04/18/2026 (A) (B)	1,215	1,207
Dryden XI-Leveraged Loan CDO, Ser 2006-11A, Cl B
0.986%, 04/12/2020 (A) (B)	2,000	1,927
Duane Street CLO II, Ser 2006-2A, Cl C
1.083%, 08/20/2018 (A) (B)	1,000	993

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Duane Street CLO III, Ser 2006-3A, Cl D
1.786%, 01/11/2021 (A) (B)	$2,000	$1,978
Encore Credit Receivables Trust, Ser 2005-3, Cl M3
0.709%, 10/25/2035 (A)	2,600	2,319
Fieldstone Mortgage Investment Trust, Ser 2004-3, Cl M4
2.044%, 08/25/2034 (A)	425	425
First Franklin Mortgage Loan Trust, Ser 2005-FF8, Cl M1
0.675%, 09/25/2035 (A)	5,052	4,918
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF1, Cl 2A3
0.439%, 01/25/2036 (A)	608	599
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF9, Cl M1
0.449%, 06/25/2036 (A)	13,155	546
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFA, Cl A3
0.439%, 09/25/2026 (A)	262	173
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFB, Cl A2
0.459%, 12/25/2026 (A)	83	58
First Franklin Mortgage Loan Trust, Ser 2005-FF3, Cl M4
1.099%, 04/25/2035 (A)	2,188	2,101
Foothill CLO, Ser 2007-1A, Cl E
3.829%, 02/22/2021 (A) (B)	1,400	1,385
Franklin CLO V, Ser 2006-5A, Cl A2
0.546%, 06/15/2018 (A) (B)	339	338
Fraser Sullivan CLO II, Ser 2006-2A, Cl B
0.681%, 12/20/2020 (A) (B)	1,500	1,484
Gale Force CLO, Ser 2007-3A, Cl A1
0.527%, 04/19/2021 (A) (B)	1,484	1,464
GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A3
0.950%, 09/25/2017 (B)	615	613
GE Equipment Transportation LLC, Ser 2015-1, Cl A3
1.280%, 02/25/2019	850	848
Gleneagles CLO, Ser 2005-1A, Cl D
2.200%, 11/01/2017 (A) (B)	582	563
GMACM Home Equity Loan Trust, Ser 2007-HE2, Cl A2
6.054%, 12/25/2037 (A)	2,312	2,290
GMACM Home Equity Loan Trust, Ser 2007-HE2, Cl A3
6.193%, 12/25/2037 (A)	861	858
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A2
0.698%, 05/15/2020 (A) (B)	575	574
Golub Capital Management CLO, Ser 2007-A1, Cl B
0.798%, 07/31/2021	708	696

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Gramercy Park CLO, Ser 2014-1AR, Cl A1R
1.589%, 07/17/2023 (A) (B)	$750	$749
GreatAmerica Leasing Receivables, Ser 2015-1, Cl A2
1.120%, 06/20/2017 (B)	965	966
Greens Creek Funding, Ser 2007-1A, Cl C
2.537%, 04/18/2021 (A) (B)	5,000	4,844
GSAMP Trust, Ser 2006-HE8, Cl A2C
0.369%, 01/25/2037 (A)	4,409	3,669
HarbourView CLO, Ser 2006-6A, Cl A2
0.662%, 12/27/2019 (A) (B)	5,075	4,932
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/2026 (B)	3,687	3,655
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl C2
3.960%, 10/15/2045 (B)	1,200	1,199
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl D2
4.940%, 10/15/2045 (B)	2,100	2,098
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl C2
2.487%, 01/16/2046 (B)	1,000	981
HLSS Servicer Advance Receivables Backed Notes, Ser 2014-T2, Cl AT2
2.217%, 01/15/2047 (B)	2,748	2,743
Home Equity Mortgage Trust, Ser 2006-5, Cl A1
6.000%, 01/25/2037	10,576	6,050
HSBC Home Equity Loan Trust, Ser 2007-2, Cl AS
0.393%, 07/20/2036 (A)	3,687	3,659
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.489%, 11/25/2035 (A)	1,340	1,253
Indymac Residential Asset-Backed Trust, Ser 2005-C, Cl AII3
0.569%, 10/25/2035 (A)	2,425	2,339
ING IM CLO, Ser 2013-1A, Cl A1
1.416%, 04/15/2024 (A) (B)	3,555	3,507
ING IM CLO, Ser 2014-1A, Cl A1
1.787%, 04/18/2026 (A) (B)	970	970
ING IM CLO, Ser 2014-1RA, Cl A1R
1.476%, 03/14/2022 (A) (B)	916	916
ING IM CLO, Ser 2014-1RA, Cl A2R
2.136%, 03/14/2022 (A) (B)	600	600
ING Investment Management CLO II, Ser 2006-2A, Cl A2
0.649%, 08/01/2020 (A) (B)	1,500	1,485
ING Investment Management CLO II, Ser 2006-2A, Cl C
1.009%, 08/01/2020 (A) (B)	3,000	2,910

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Irwin Home Equity Loan Trust, Ser 2006-1, Cl 2A3
5.770%, 09/25/2035 (B)	$3,705	$3,793
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	3	3
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-FLD1, Cl M2
0.934%, 07/25/2035 (A)	120	120
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AV4
0.329%, 11/25/2036 (A)	154	153
Kubota Credit Owner Trust, Ser 2014-1A, Cl A2
0.580%, 02/15/2017 (B)	136	135
Kubota Credit Owner Trust, Ser 2015-1A, Cl A2
0.940%, 12/15/2017 (B)	645	645
KVK CLO, Ser 2012-1A, Cl A
1.659%, 07/15/2023 (A) (B)	2,500	2,499
LCM IX, Ser 2011-9A, Cl C
3.136%, 07/14/2022 (A) (B)	500	494
LCM V, Ser 2007-5A, Cl B
0.661%, 03/21/2019 (A) (B)	2,250	2,243
LCM V, Ser 2007-5A, Cl E
3.681%, 03/21/2019 (A) (B)	2,000	1,967
LCM VI, Ser 2007-6A, Cl B
0.775%, 05/28/2019 (A) (B)	5,000	4,930
LCM VI, Ser 2007-6A, Cl D
2.575%, 05/28/2019 (A) (B)	500	494
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A3
4.350%, 04/15/2040	1,188	1,221
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	199	207
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A6
6.467%, 04/15/2040 (A)	331	352
LightPoint CLO V, Ser 2006-5A, Cl D
3.961%, 08/05/2019 (A) (B)	1,700	1,683
Limerock CLO I, Ser 2007-1A, Cl B
0.923%, 04/24/2023 (A) (B)	3,000	2,825
Limerock CLO II, Ser 2014-2A, Cl A
1.787%, 04/18/2026 (A) (B)	850	848
Magnetite CLO IX, Ser 2014-9A, Cl A1
1.715%, 07/25/2026 (A) (B)	940	935
Master Asset-Backed Securities Trust, Ser 2005-AB1, Cl A3B
5.233%, 11/25/2035	2,800	2,821
Master Asset-Backed Securities Trust, Ser 2005-HE1, Cl M2
0.874%, 05/25/2035 (A)	369	369
Master Asset-Backed Securities Trust, Ser 2006-HE5, Cl A3
0.359%, 11/25/2036 (A)	819	510

15	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Master Asset-Backed Securities Trust, Ser 2006-HE5, Cl A4
0.419%, 11/25/2036 (A)	$66	$41
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A3
0.299%, 10/25/2036 (A)	3,363	2,008
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A5
0.409%, 10/25/2036 (A)	2,004	1,216
Merrill Lynch CLO, Ser 2007-1A, Cl E
4.536%, 04/14/2021 (A) (B)	1,994	1,989
Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl A2C
0.399%, 08/25/2036 (A)	116	116
Michigan Finance Authority, Ser 2015-1, Cl A1
0.948%, 04/29/2030 (A)	5,641	5,608
Mid-State Trust, Ser 2004-1, Cl M1
6.497%, 08/15/2037	1,284	1,373
MMAF Equipment Finance LLC, Ser 2014-AA, Cl A3
0.870%, 01/08/2019 (B)	1,010	1,007
MMAF Equipment Finance LLC, Ser 2015-AA, Cl A2
0.960%, 09/18/2017 (B)	395	394
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.505%, 11/25/2035 (A)	3,343	3,289
Morgan Stanley ABS Capital I, Ser 2005-NC2, Cl M2
0.829%, 03/25/2035 (A)	4,172	4,144
Morgan Stanley ABS Capital I, Ser 2005-WMC5, Cl M3
0.934%, 06/25/2035 (A)	14	14
Morgan Stanley ABS Capital I, Ser 2006-HE8, Cl A2B
0.299%, 10/25/2036 (A)	2,999	1,762
Morgan Stanley Dean Witter Capital I, Ser 2002-AM3, Cl M1
1.624%, 02/25/2033 (A)	38	34
Morgan Stanley Dean Witter Capital I, Ser 2003-NC4, Cl M2
3.199%, 04/25/2033 (A)	31	30
MVW Owner Trust, Ser 2014-1A, Cl A
2.250%, 09/22/2031 (B)	5,039	5,027
MVW Owner Trust, Ser 2015-1A, Cl A
2.520%, 12/20/2032 (B)	8,500	8,521
Nantucket CLO, Ser 2006-1A, Cl C
1.029%, 11/24/2020 (A) (B)	3,000	2,901
Nantucket CLO, Ser 2006-1A, Cl E
4.079%, 11/24/2020 (A) (B)	1,500	1,459
Nationstar Home Equity Loan Trust, Ser 2006-B, Cl AV4
0.479%, 09/25/2036 (A)	5,952	5,508

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Navient Student Loan Trust, Ser 2014-1, Cl A2
0.509%, 03/27/2023 (A)	$3,000	$2,963
Neuberger Berman CLO, Ser 2014-16A, Cl A1
1.759%, 04/15/2026 (A) (B)	625	622
New Century Home Equity Loan Trust, Ser 2005-C, Cl A2C
0.449%, 12/25/2035 (A)	4,530	4,391
NewMark Capital Funding CLO, Ser 2013-1A, Cl A2
1.404%, 06/02/2025 (A) (B)	3,553	3,490
NOB Hill CLO, Ser 2006-1A, Cl C
1.121%, 08/15/2018 (A) (B)	3,600	3,551
NYCTL Trust, Ser 2014-A, Cl A
1.030%, 11/10/2027 (B)	540	540
NYCTL Trust, Ser 2015-A, Cl A
1.340%, 11/10/2028 (B)	910	910
Oak Hill Credit Partners V, Ser 2007-5A, Cl B
2.689%, 04/16/2021 (A) (B)	2,000	2,002
Octagon Investment Partners XI, Ser 2007-1A, Cl C
2.329%, 08/25/2021 (A) (B)	3,000	2,824
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.409%, 07/17/2025 (A) (B)	300	296
Octagon Investment Partners XX, Ser 2014-1A, Cl A
1.754%, 08/12/2026 (A) (B)	3,230	3,216
Ocwen Freddie Advance Funding LLC, Ser 2015-T1, Cl AT1
2.062%, 11/15/2045 (B)	385	385
OHA Credit Partners VIII, Ser 2013-8A, Cl A
1.407%, 04/20/2025 (A) (B)	200	197
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.209%, 04/20/2021 (A) (B)	129	129
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.699%, 02/25/2035 (A)	317	313
Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
0.409%, 12/25/2035 (A)	923	916
Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2
0.299%, 02/25/2037 (A)	575	338
Origen Manufactured Housing Contract Trust, Ser 2005-B, Cl A4
5.910%, 01/15/2037	669	699
Origen Manufactured Housing Contract Trust, Ser 2005-B, Cl M1
5.990%, 01/15/2037	76	79
Ownit Mortgage Loan Trust, Ser 2006-3, Cl A2C
0.369%, 03/25/2037 (A)	4,202	4,018

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WHQ1, Cl M5
1.324%, 03/25/2035 (A)	$4,242	$3,582
Popular ABS Mortgage Pass-Through Trust, Ser 2005-3, Cl AF4
4.776%, 07/25/2035 (A)	219	219
Popular ABS Mortgage Pass-Through Trust, Ser 2005-B, Cl M1
0.679%, 08/25/2035 (A)	286	286
Prospect Park CDO, Ser 2006-1A, Cl B
0.959%, 07/15/2020 (A) (B)	5,000	4,854
Race Point VI CLO, Ser 2014-6RA, Cl BR
2.479%, 05/24/2023 (A) (B)	725	725
Residential Asset Securities, Ser 2005-KS12, Cl A3
0.519%, 01/25/2036 (A)	1,961	1,939
SACO I, Ser 2005-9, Cl A1
0.699%, 12/25/2035 (A)	1,126	1,066
SACO I, Ser 2005-WM3, Cl A1
0.719%, 09/25/2035 (A)	718	684
Saxon Asset Securities Trust, Ser 2003-3, Cl AF6
5.536%, 12/25/2033	239	241
Securitized Asset-Backed Receivables LLC, Ser 2006-NC3, Cl A2B
0.349%, 09/25/2036 (A)	4,371	2,280
Securitized Asset-Backed Receivables LLC, Ser 2007-BR5, Cl A2A
0.329%, 05/25/2037 (A)	1,099	777
Securitized Asset-Backed Receivables LLC, Ser 2007-NC1, Cl A2B
0.349%, 12/25/2036 (A)	2,537	1,425
Sierra Timeshare Receivables Funding LLC, Ser 2013-3A, Cl A
2.200%, 10/20/2030 (B)	1,350	1,354
Sierra Timeshare Receivables Funding LLC, Ser 2014-1A, Cl A
2.070%, 03/20/2030 (B)	2,274	2,269
Sierra Timeshare Receivables Funding LLC, Ser 2014-2A, Cl A
2.050%, 06/20/2031 (B)	1,632	1,627
Sierra Timeshare Receivables Funding LLC, Ser 2014-3A, Cl A
2.300%, 10/20/2031 (B)	1,281	1,287
Sierra Timeshare Receivables Funding LLC, Ser 2015-1A, Cl A
2.400%, 03/22/2032 (B)	3,912	3,925
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.048%, 12/16/2024 (A) (B)	25	25
SLM Student Loan Trust, Ser 2013-3, Cl A2
0.499%, 05/26/2020 (A)	4,566	4,537
SLM Student Loan Trust, Ser 2013-6, Cl A2
0.685%, 02/25/2021 (A)	4,000	3,980

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2014-1, Cl A1
0.479%, 05/28/2019 (A)	$833	$831
SLM Student Loan Trust, Ser 2014-1, Cl A2
0.579%, 07/26/2021 (A)	2,000	1,983
SLM Student Loan Trust, Ser 2014-2, Cl A1
0.449%, 07/25/2019 (A)	1,248	1,244
Soundview Home Equity Loan Trust, Ser 2005-4, Cl M2
0.669%, 03/25/2036 (A)	3,458	2,928
Soundview Home Equity Loan Trust, Ser 2005-OPT3, Cl A4
0.499%, 11/25/2035 (A)	157	156
Soundview Home Equity Loan Trust, Ser 2006-EQ1, Cl A3
0.359%, 10/25/2036 (A)	1,791	1,633
Specialty Underwriting & Residential Finance Trust, Ser 2005-AB1, Cl M1
0.629%, 03/25/2036 (A)	2,788	2,737
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (B)	725	723
Stoney Lane Funding I, Ser 2007-1A, Cl A1
0.529%, 04/18/2022 (A) (B)	1,092	1,070
Structured Asset Investment Loan Trust, Ser 2006-2, Cl A3
0.379%, 04/25/2036 (A)	912	827
Structured Asset Securities, Ser 2006-GEL3, Cl A2
0.429%, 07/25/2036 (A) (B)	966	961
Structured Asset Securities, Ser 2006-WF1, Cl A1
0.349%, 02/25/2036 (A)	200	198
Structured Asset Securities, Ser 2006-WF3, Cl A4
0.509%, 09/25/2036 (A)	1,820	1,694
Structured Asset Securities, Ser 2007-BC1, Cl A4
0.329%, 02/25/2037 (A)	5,370	4,702
Symphony CLO III, Ser 2007-3A, Cl C
0.981%, 05/15/2019 (A) (B)	2,500	2,400
Symphony CLO IV, Ser 2007-4A, Cl B
0.887%, 07/18/2021 (A) (B)	2,250	2,205
Symphony CLO V, Ser 2007-5A, Cl A1
1.039%, 01/15/2024 (A) (B)	1,695	1,681
Telos CLO, Ser 2007-2A, Cl D
2.489%, 04/15/2022 (A) (B)	3,000	2,963
Tralee CDO, Ser 2007-1A, Cl B
0.989%, 04/16/2022 (A) (B)	2,400	2,277
Trimaran CLO VII, Ser 2007-1A, Cl A2L
0.656%, 06/15/2021 (A) (B)	5,500	5,304
Venture CLO Ltd., Ser 2005-1A, Cl C
2.129%, 11/22/2018 (A) (B)	1,000	991
Venture CLO Ltd., Ser 2007-8A, Cl B
0.715%, 07/22/2021 (A) (B)	5,000	4,968

17	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 03/15/2017 (B)	$131	$131
Volvo Financial Equipment LLC, Ser 2015-1A, Cl A2
0.950%, 11/15/2017 (B)	1,205	1,206
Voya CLO III, Ser 2006-3A, Cl C
1.739%, 12/13/2020 (A) (B)	2,000	1,941
Westgate Resorts LLC, Ser 2015-1A, Cl A
2.750%, 05/20/2027 (B)	2,525	2,528

		347,856

Total Asset-Backed Securities (Cost $514,073) ($ Thousands)		518,145

LOAN PARTICIPATIONS — 23.4%
Acadia Healthcare Company, Term Loan, 1st Lien
4.250%, 02/11/2022	1,393	1,401
Acosta, Term Loan B, 1st Lien
4.250%, 09/24/2021	5,511	5,446
Activision Blizzard, Term Loan B
3.250%, 10/12/2020	1,876	1,877
Advantage Sales and Marketing, Term Loan, 1st Lien
4.250%, 07/23/2021	4,730	4,673
Advantage Sales, Term Loan, 1st Lien
4.250%, 07/23/2021	133	132
Advantage Sales, Term Loan, 2nd Lien
7.500%, 07/25/2022	1,500	1,454
Affinia Group, Term Loan, 2nd Lien
4.750%, 04/25/2020	1,385	1,384
Affinion Group Holdings, Term Loan
6.750%, 10/09/2016	3,224	3,038
Air Medical, Cov-Lite, Term Loan, 1st Lien
4.500%, 04/15/2022	2,705	2,654
Alere, Term Loan B, 1st Lien
4.250%, 06/20/2022	6,500	6,495
Alinta Energy Finance, Delayed Term Loan
6.375%, 08/13/2018	49	49
Alinta Ltd., Cov-Lite, 1st Lien
6.375%, 08/13/2019	2,927	2,930
Alinta Ltd., Unfunded Term Loan
1.000%, 08/13/2018	145	—
Alliance Laundry Systems LLC, Term Loan B
4.250%, 12/10/2018	2,682	2,677
Allison Transmission, Inc., Term Loan B-3
3.500%, 08/23/2019	4,184	4,172
AMC Entertainment, Term Loan
3.500%, 04/30/2020	5,886	5,866
American Builders & Contract Supply, Term Loan B
3.500%, 04/16/2020	6,706	6,668

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Renal Holdings, Term Loan, 1st Lien
4.500%, 08/20/2019	$5,184	$5,138
American Renal Holdings, Term Loan, 2nd Lien
8.500%, 03/20/2020	1,272	1,263
American Tire Distributors, Cov-Lite, 2nd Lien
5.250%, 09/01/2021	1,905	1,910
Amsurg, Cov-Lite, Term Loan
3.750%, 07/16/2021	1,705	1,703
Applied Systems, Term Loan, 1st Lien
5.500%, 01/25/2021	39	39
4.250%, 01/25/2021	3,122	3,112
Aramark US, Extended 1st Lien
0.031%, 07/26/2016	27	27
Aramark, 1st Lien, Term Loan F
3.250%, 02/24/2021	5,062	5,038
Ardagh Holdings USA Inc., Term Loan, 1st Lien
4.000%, 12/17/2019	3,905	3,885
Aricent Technologies, 1st Lien
5.500%, 04/14/2021	170	169
Aricent Technologies, Term Loan, 1st Lien
5.500%, 04/14/2021	3,563	3,556
Aricent, Term Loan, Term Loan, 2nd Lien
9.500%, 04/14/2022	629	628
Asurion, LLC, Incremental Term Loan B-4, 1st Lien
5.000%, 07/29/2022	1,600	1,582
Asurion, LLC, Term Loan B
4.250%, 07/08/2020	1,005	978
Asurion, LLC, Term Loan B-1
5.000%, 05/24/2019	1,615	1,602
Asurion, LLC, Term Loan, 2nd Lien
8.500%, 03/03/2021	5,400	5,283
Auris Luxembourg II, Term Loan B-4
4.250%, 01/17/2022	5,621	5,617
B/E Aerospace, Inc., Term Loan
4.000%, 11/19/2021	1,127	1,131
BE Aerospace, Term Loan, 1st Lien
4.000%, 11/19/2021	404	405
Berry Plastics, Term Loan
3.750%, 01/06/2021	1,000	991
Berry Plastics, Term Loan D
3.500%, 02/08/2020	1,955	1,924
Black Knight, Cov-Lite, Term Loan, 1st Lien
3.750%, 05/09/2022	443	443
Booz Allen Hamilton, Term Loan B1, 1st Lien
3.750%, 07/31/2019	1,643	1,641
Boyd Acquisition, Term Loan B
4.250%, 11/20/2017	802	801
Boyd Gaming, Term Loan B
4.000%, 08/14/2020	3,532	3,523
Brickman Group Holdings, Term Loan, 1st Lien
4.000%, 12/18/2020	3,448	3,391

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bright Horizons Family Solutions LLC, Term Loan B
3.750%, 01/30/2020	$341	$341
Burger King, Term Loan B-2, 1st Lien
3.750%, 12/10/2021	1,511	1,509
Calpine, Term Loan B-3, 1st Lien
4.000%, 09/27/2019	500	499
Calpine, Term Loan, 1st Lien
3.500%, 05/20/2022	5,099	5,027
Catalina Marketing, Cov-Lite, Term Loan
4.500%, 04/09/2021	997	883
CCM Merger, Term Loan
4.500%, 08/06/2021	1,895	1,893
CDW, Term Loan
3.250%, 04/29/2020	2,955	2,930
Cequel Communications, Term Loan, 1st Lien
3.500%, 02/14/2019	6	6
3.500%, 02/10/2019	2,323	2,310
Ceramtec Acquisition, Term Loan B1
4.250%, 08/30/2020	704	702
Ceramtec Acquisition, Term Loan B2
4.250%, 08/30/2020	72	72
Ceramtec Acquisition, Term Loan B3
4.250%, 08/30/2020	213	213
Charter Communication Operating LLC, Term Loan E
3.000%, 07/01/2020	3,014	2,985
Charter Communication Operating LLC, Term Loan, 1st Lien
3.500%, 01/23/2023	90	90
Chief Exploration, Term Loan
7.500%, 05/16/2021	2,200	1,895
Commscope, Term Loan, 1st Lien
3.750%, 12/29/2022	2,120	2,110
Communication Sales and Leasing, Term Loan, 1st Lien
5.000%, 10/14/2022	1,256	1,199
Communication Sales and Leasing, Term Loan, 2nd Lien
5.000%, 10/14/2022	1,184	1,131
Communication Sales and Leasing, Term Loan, 3rd Lien
5.000%, 10/14/2022	120	114
Constantia Flexibles, Cov-Lite, 1st Lien
4.750%, 04/30/2022	293	293
Constantia Flexibles, Cov-Lite, Term Loan
4.750%, 04/30/2022	1,503	1,505
ConvaTec Dollar, Term Loan
4.250%, 12/22/2016	1,325	1,319
Cumulus Media, Term Loan, 1st Lien
4.250%, 12/23/2020	3,078	2,824
DaVita HealthCare Partners, Term Loan B
3.500%, 06/18/2021	3,997	3,987

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dealertrack, Cov-Lite, Term Loan B, 1st Lien
3.250%, 02/28/2021	$1,479	$1,473
Dex Media West, Term Loan
8.000%, 12/30/2016	1,875	1,134
Digital Globe, Term Loan B, 1st Lien
3.750%, 01/25/2020	733	729
Dollar Tree, Cov-Lite, Term Loan B-1
3.500%, 07/06/2022	5,510	5,510
EFS Cogen, Term Loan B, 1st Lien
3.750%, 12/17/2020	1,455	1,450
Emerald Performance Materials, LLC, Term Loan, 1st Lien
4.500%, 07/30/2021	818	814
Emergency Medical Services, Cov-Lite, Term Loan
4.000%, 05/25/2018	174	174
Emergency Medical Services, Initial Term Loan
4.000%, 04/27/2018	995	994
4.000%, 05/25/2018	2,023	2,020
EMI Music Publishing, Ltd., Term Loan
0.000%, 08/14/2022 (C)	2,572	2,565
Endurance International, Term Loan, 1st Lien
5.000%, 11/09/2019	2,833	2,826
Energy & Exploration Partners, Term Loan B, 1st Lien
7.750%, 01/22/2019	4,026	2,899
Energy Transfer Equity, Term Loan B, 1st Lien
4.000%, 12/02/2019	572	563
3.250%, 12/02/2019	4,185	4,035
Entegris, Term Loan B, 1st Lien
3.500%, 04/30/2021	5,512	5,478
Epicor, Cov-Lite, Term Loan, 1st Lien
4.750%, 06/01/2022	1,831	1,824
Equinox Fitness Clubs, Term Loan B
5.000%, 01/31/2020	5,436	5,433
Evergreen Skillsoft, Term Loan, 1st Lien
5.750%, 04/28/2021	4,572	4,369
First Data, Term Loan, 1st Lien
3.687%, 03/23/2018	5,936	5,887
Four Seasons Holdings, Term Loan
3.500%, 06/27/2020	1,321	1,311
Freescale Semiconductor, Term Loan
4.250%, 02/13/2020	3,923	3,917
Generac Power Systems, Term Loan B
3.250%, 05/31/2020	1,250	1,223
Genesys Telecom, Term Loan
4.000%, 02/08/2020	5,698	5,655
GNC, Term Loan, 1st Lien
3.250%, 03/02/2018	5,298	5,242
GO Daddy, Cov-Lite, Term Loan B, 1st Lien
4.250%, 05/13/2021	1,188	1,187

19	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Gray Television, Cov-Lite, Term B, 1st Lien
3.750%, 06/13/2021	$37	$37
Gray Television, Term Loan, 1st Lien
3.750%, 06/13/2021	595	593
Greeneden US Holdings, Delayed Draw, Term Loan, 1st Lien, Ser 2
4.500%, 11/13/2020	1,724	1,716
Grifols Worldwide Operations, Term Loan B, 2nd Lien
3.180%, 02/27/2021	3,700	3,692
Harbor Freight Tools, Cov-Lite, Term Loan
4.750%, 07/26/2019	66	66
Harbor Freight Tools, Term Loan
4.750%, 07/26/2019	3,473	3,481
Headwaters, Term Loan B
4.500%, 03/11/2022	580	581
Hill-Rom Holdings, Inc., Term Loan, 1st Lien
%, 07/29/2022 (C)	4,784	4,785
Hilton Hotels, Cov-Lite, Term Loan B, 1st Lien
3.500%, 10/26/2020	1,063	1,061
Hilton Worldwide Finance, Term Loan
3.500%, 10/26/2020	709	707
Hilton Worldwide, Term Loan B, 1st Lien
3.500%, 10/26/2020	144	144
Houghton Mifflin Harcourt Publishers, Term Loan, 1st Lien
4.000%, 05/28/2021	2,900	2,864
HUB International, Ltd., Term Loan B, 1st Lien
4.000%, 10/02/2020	8,502	8,399
Hyperion Insurance, Term Loan, 1st Lien
5.500%, 04/29/2022	2,494	2,500
IMS Health, Term Loan B
3.500%, 03/17/2021	2,037	2,022
Ina Beteiligungs, Term Loan, 1st Lien
4.251%, 05/15/2020	1,084	1,086
Ineos Holdings Limited, Cov-Lite, Term Loan, 1st Lien
4.250%, 03/11/2022	898	895
3.750%, 05/04/2018	1,491	1,484
Informatica Corporation, Term Loan B, 1st Lien
4.500%, 06/03/2022	2,336	2,319
Intelsat Jackson Holdings, Term Loan B-2
3.750%, 06/30/2019	1,678	1,647
Interactive Data, Cov-Lite, Term Loan, 1st Lien
4.750%, 05/02/2021	5,157	5,149
Inventiv Health, Incremental Term Loan B-3
7.750%, 05/15/2018	265	264
ION Trading Technologies, Term Loan, Tranche B-1
4.250%, 06/10/2021	5,915	5,845
Ipreo Holdings, LLC, Term Loan B, 1st Lien
4.250%, 08/06/2021	1,674	1,657

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Jeld-Wen, Cov-Lite, Term Loan B, 1st Lien
5.250%, 09/24/2021	$5,771	$5,766
5.000%, 06/24/2022	750	748
Kenan Advantage, Cov-Lie, Initial Term Loan, 1st Lien
4.000%, 07/22/2022	1,202	1,196
Kenan Advantage, Delayed Term Loan
%, 01/23/2017 (C)	168	167
Kenan Advantage, Initial Term Loan B
4.000%, 07/22/2022	383	382
Klockner Pentaplast, Term Loan, 1st Lien
5.000%, 04/28/2020	270	269
5.000%, 04/22/2020	631	630
Kronos, Incremental Term Loan, 1st Lien
4.500%, 10/30/2019	4,143	4,141
Language Line, LLC, Term Loan, 1st Lien
6.500%, 06/11/2021	5,000	4,977
Lee Enterprises, Term Loan B
7.250%, 03/31/2019	1,823	1,820
Lee Enterprises, Term Loan, 1st Lien
7.250%, 03/31/2019	147	147
Leslie’s Poolmart, Cov-Lite, 1st Lien
4.250%, 10/16/2019	4,302	4,253
Level 3 Financing, Term Loan B-I
4.000%, 01/15/2020	2,500	2,498
Level 3 Financing, Term Loan B-II
3.500%, 05/31/2022	1,071	1,061
Level 3 Financing, Term Loan B-III
4.000%, 08/01/2019	2,000	1,997
Lifetime Fitness, Term Loan B
4.250%, 06/03/2022	3,104	3,078
Light Tower Fiber, LLC, Term Loan B
4.000%, 04/13/2020	4,937	4,906
LPL Holdings, Term Loan B
3.250%, 03/29/2019	1,711	1,704
Media General, Delayed Term Loan
4.250%, 07/31/2020	627	626
Mediacom Communications, Term Loan H
3.250%, 01/29/2021	3,087	3,044
MEG Energy, Term Loan
3.750%, 03/21/2020	1,621	1,508
MGM Resorts International, Term Loan B
3.500%, 12/20/2019	412	408
MGM Resorts International, Term Loan B1
3.500%, 12/20/2019	3,150	3,121
Michaels Stores, Term Loan B
3.750%, 01/28/2020	2,368	2,358
3.750%, 01/24/2020	3,563	3,549
Millennium Laboratories, LLC, Term Loan B, 1st Lien
5.250%, 04/16/2021	5,302	2,589
Minimax GmbH, Term Loan B, 1st Lien
4.000%, 08/14/2020	3,842	3,830

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mohegan Tribal Gaming Authority, Term Loan A, 1st Lien
4.525%, 06/15/2018	$2,090	$2,061
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
5.500%, 11/19/2019	1,525	1,509
Mueller Water Products, Inc., Term Loan, 1st Lien
4.000%, 11/19/2021	584	584
Murray Energy, Cov-Lite, Term Loan B, 2nd Lien
7.500%, 04/09/2020	2,450	1,834
NCI Building Systems, Term Loan
4.250%, 06/24/2019	1,402	1,394
Nelson Education, Term Loan B-1
6.750%, 07/03/2014 (D)	730	494
Numericable, Term Loan B, 1st Lien
4.500%, 05/21/2020	848	847
NXP, Cov-Lite, Term Loan D, 1st Lien
3.250%, 01/11/2020	2,950	2,933
Ocwen Financial, Term Loan
5.000%, 02/15/2018	521	518
One Call Medical, Term Loan, 1st Lien
5.000%, 11/27/2020	11	11
Par Pharmaceutical Incremental, Term Loan B, 1st Lien
4.250%, 09/30/2019	1,990	1,984
Peabody Energy, Cov-Lite, Term Loan B, 1st Lien
4.250%, 09/24/2020	682	500
Penn Products Terminals, Term Loan, Tranche B
4.750%, 04/01/2022	1,077	1,067
PETCO Animal Supplies, Term Loan B
4.000%, 11/24/2017	4,308	4,297
Pharmaceutical Product, Cov-Lite, Initial Term Loan, 1st Lien
4.250%, 08/18/2022	6,226	6,184
Pinnacle Foods Group, LLC, Term Loan G
3.000%, 04/29/2020	498	495
Pinnacle Foods Group, LLC, Term Loan H
3.000%, 04/29/2020	1,297	1,286
Post Holdings, Term Loan B, 1st Lien, Ser A
3.750%, 06/02/2021	539	538
Quintiles Transnational, Term Loan, 1st Lien
3.250%, 05/06/2022	2,483	2,477
Radnet, Term Loan, 1st Lien
5.500%, 10/10/2018	376	373
4.250%, 10/10/2018	2,008	1,992
RE/MAX International, Term Loan
4.250%, 07/31/2020	2,534	2,537
Realogy, Extended Synthetic Term Loan
0.150%, 10/10/2016	41	40

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Redtop Acquisitions, Ltd., Term Loan, 1st Lien
4.500%, 12/03/2020	$616	$616
Redtop Acquisitions, Ltd., Term Loan, 2nd Lien
8.250%, 06/03/2021	517	513
Regal Cinemas, Term Loan
3.750%, 04/01/2022	653	652
3.750%, 03/25/2022	1,448	1,447
Rexnord, LLC, Cov-Lite, Term Loan B, 1st Lien
4.000%, 08/21/2020	845	837
Rexnord, LLC, Term Loan B
4.000%, 08/21/2020	2,584	2,556
Royal Adhesives & Sealants, Cov-Lite, Initial Term Loan, 1st Lien
4.500%, 06/19/2022	5,750	5,724
Ryman Hospitality Properties, Cov-Lite, Term Loan
3.750%, 01/15/2021	525	524
Salem Communications, Term Loan B
4.500%, 03/12/2020	690	682
SBA Finance, Incremental Term Loan, 1st Lien
3.250%, 06/01/2022	4,514	4,451
Seadrill Partners, LLC, Term Loan B, 1st Lien
4.000%, 02/21/2021	3,924	2,686
Seaworld, Term Loan B-2
3.000%, 05/14/2020	2,108	2,015
Seminole Hard Rock Entertainment, Term Loan B
3.500%, 05/14/2020	3,216	3,160
Serta Simmons Holdings, Term Loan B
4.250%, 10/01/2019	4,616	4,615
Sinclair Television Group, Term Loan B1, 1st Lien
3.750%, 07/30/2021	2,321	2,292
Six Flags Theme Parks, Inc., Term Loan, 1st Lien
3.500%, 06/29/2022	5,284	5,285
Six Flags Theme Parks, Inc., Term Loan, 3rd Lien
3.500%, 06/29/2022	1,216	1,217
Smart & Final, Cov-Lite, Term Loan
4.000%, 11/08/2019	825	821
Smart Technologies, Term Loan
10.500%, 01/31/2018	122	121
Solvay, Cov-Lite, Term Loan, 1st Lien
4.750%, 12/01/2021	7	7
Spectrum Brands, Cov-Lite, Term Loan, 1st Lien
3.750%, 06/23/2022	3,881	3,877
SS&C Technologies, Term Loan B-1
4.000%, 07/08/2022	585	586
SS&C Technologies, Term Loan, 1st Lien
4.000%, 06/29/2022	3,612	3,615

21	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Starwood Property Trust, Term Loan B
3.500%, 04/17/2020	$2,833	$2,816
Sterigenics-Nordion, Cov-Lite, Term Loan, 1st Lien
4.250%, 05/16/2022	2,231	2,213
SunGard Data Systems, Term Loan E
4.000%, 03/07/2020	1,670	1,666
Syncreon Holdings, Ltd., Term Loan B, 1st Lien
5.250%, 10/28/2020	4,720	3,835
Syniverse Holdings, Term Loan
4.000%, 04/23/2019	1,212	1,115
TASC, Term Loan, 1st Lien
7.000%, 05/23/2020	2,308	2,308
Telesat Canada, Term Loan B
3.490%, 03/28/2019	1,702	1,691
Templar Energy, Cov-Lite, 2nd Lien
8.500%, 11/25/2020	3,029	1,469
Texas Competitive, Extended Term Loan
4.674%, 10/10/2017 (D)	3,873	1,747
The Neiman Marcus Group, Term Loan, 1st Lien
4.250%, 10/25/2020	3,930	3,884
Townsquare Media, Term Loan
4.250%, 03/25/2022	1,719	1,713
Trans Union, LLC, Replacement Term Loan
3.750%, 04/09/2021	6,425	6,371
TransDigm, Term Loan C, 1st Lien
3.750%, 02/25/2020	3,487	3,449
TransDigm, Term Loan D, 1st Lien
3.750%, 06/04/2021	1,013	1,002
Tribune Media, Term Loan, 1st Lien
%, 12/27/2020 (C)	2,711	2,697
Tribune, Term Loan, 1st Lien
5.750%, 08/04/2021	1,838	1,830
Tronox, Term Loan B
4.250%, 03/19/2020	978	921
True Religion Apparel, Term Loan, 1st Lien
5.875%, 07/30/2019	1,351	850
Univar, Cov-Lite, Initial Term Loan
4.250%, 06/24/2022	2,215	2,198
Univar, Term Loan, 1st Lien
4.250%, 06/18/2022	2,215	2,198
Univision Communications, Extended Term Loan C-3
4.000%, 03/01/2020	1,566	1,554
Univision Communications, Term Loan, 1st Lien
4.000%, 03/01/2020	4,899	4,861
UPC Finance Partnership
3.250%, 06/30/2021	1,000	985
Valeant Pharmaceuticals International, Term Loan B, 1st Lien, Ser C-2
3.500%, 12/11/2019	1,274	1,269

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Valeant Pharmaceuticals International, Term Loan B, 1st Lien, Ser D-2
3.500%, 02/13/2019	$255	$254
Valeant Pharmaceuticals International, Term Loan B, 1st Lien, Ser E-1
3.500%, 06/26/2020	1,592	1,587
Vantiv, LLC, Term Loan B, 1st Lien
3.750%, 06/13/2021	1,211	1,211
Verint Systems, Term Loan B, 1st Lien
3.500%, 09/06/2019	2,524	2,519
Virgin Media Investment, Term Loan B
3.500%, 06/07/2020	2,559	2,530
Virgin Media, Term Loan, 1st Lien
3.500%, 06/07/2023	2,088	2,063
Warner Music Group, Term Loan
3.750%, 07/01/2020	5,475	5,361
Waste Industries USA, Cov-Lite, 1st Lien
4.250%, 02/20/2020	2,843	2,844
WaveDivision Holdings, Term Loan, 2nd Lien
4.000%, 08/09/2019	4	4
WaveDivision Holdings, Term Loan, Tranche 1
5.500%, 08/09/2019	1,487	1,482
WCA Waste Systems, Term Loan
4.000%, 03/23/2018	2,725	2,706
Weight Watchers International, Term Loan, Tranche B-2
4.000%, 04/02/2020	2,650	1,323
West, Term Loan B-10
3.250%, 06/30/2018	861	852
Wide Open West, Term Loan, 1st Lien
4.500%, 04/01/2019	4,961	4,942
Wilsonart International Holdings LLC, Term Loan, 1st Lien
4.000%, 10/24/2019	6,430	6,370
York Risk Services Holding, Term Loan B
4.750%, 10/01/2021	5,836	5,583
York Risk Services, Cov-Lite, Term Loan 1st Lien
4.750%, 10/01/2021	631	604
Ziggo, Term Loan B1, 1st Lien
3.500%, 01/15/2022	2,022	1,993
Ziggo, Term Loan B2, 1st Lien
3.500%, 01/15/2022	1,303	1,284
Ziggo, Term Loan B3, 1st Lien
3.500%, 01/15/2022	2,143	2,112

Total Loan Participations (Cost $525,825) ($ Thousands)		511,532

CORPORATE OBLIGATIONS — 8.7%

Consumer Discretionary — 1.4%
AutoZone
1.300%, 01/13/2017	950	949

22	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CCO Holdings LLC
5.250%, 09/30/2022	$2,750	$2,772
Cedar Fair
5.250%, 03/15/2021	1,000	1,018
CSC Holdings LLC
8.625%, 02/15/2019	1,090	1,226
Daimler Finance North America LLC
0.704%, 03/02/2018 (A) (B)	1,000	989
Family Tree Escrow LLC
5.750%, 03/01/2023 (B)	1,015	1,063
Ford Motor Credit LLC
1.724%, 12/06/2017	500	496
1.223%, 01/09/2018 (A)	750	748
1.118%, 03/12/2019 (A)	500	493
General Motors Financial
2.400%, 04/10/2018	1,000	988
Graton Economic Development Authority
9.625%, 09/01/2019 (B)	1,290	1,384
Hyundai Capital America
1.875%, 08/09/2016 (B)	200	201
1.625%, 10/02/2015 (B)	35	35
NBCUniversal Enterprise
0.974%, 04/15/2018 (A) (B)	400	402
Seminole Hard Rock Entertainment
5.875%, 05/15/2021 (B)	1,315	1,305
Sinclair Television Group
5.625%, 08/01/2024 (B)	2,000	1,903
5.375%, 04/01/2021	1,000	996
Sirius XM Radio
5.875%, 10/01/2020 (B)	4,000	4,170
5.375%, 04/15/2025 (B)	385	381
4.250%, 05/15/2020 (B)	1,000	998
Six Flags Entertainment
5.250%, 01/15/2021 (B)	2,000	2,030
Time Warner Cable
5.850%, 05/01/2017	350	371
Tribune Media
5.875%, 07/15/2022 (B)	2,400	2,418
Whirlpool
1.350%, 03/01/2017	575	575
William Carter
5.250%, 08/15/2021	2,615	2,700

		30,611

Consumer Staples — 0.5%
BAT International Finance
0.796%, 06/15/2018 (A) (B)	800	800
Bayer US Finance LLC
0.564%, 10/06/2017 (A) (B)	700	698
CVS Health
1.900%, 07/20/2018	500	502
Elizabeth Arden
7.375%, 03/15/2021	903	569

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ERAC USA Finance LLC
1.400%, 04/15/2016 (B)	$300	$300
JM Smucker
1.750%, 03/15/2018 (B)	265	265
Mondelez International
0.820%, 02/01/2019 (A)	1,000	990
President and Fellows of Harvard College
6.300%, 10/01/2037	595	614
Reynolds American
2.300%, 06/12/2018	890	895
SABMiller Holdings
0.990%, 08/01/2018 (A) (B)	600	597
Spectrum Brands
5.750%, 07/15/2025 (B)	765	788
Sutter Health
1.090%, 08/15/2053	525	524
Valeant Pharmaceuticals International
5.625%, 12/01/2021 (B)	2,900	2,951

		10,493

Energy — 1.0%
Atwood Oceanics
6.500%, 02/01/2020	1,700	1,453
Blue Racer Midstream LLC
6.125%, 11/15/2022 (B)	917	899
BP Capital Markets
0.911%, 09/26/2018 (A)	850	848
0.821%, 05/10/2018 (A)	400	397
0.739%, 02/13/2018 (A)	600	596
Canadian Natural Resources
5.700%, 05/15/2017	150	159
ConocoPhillips
1.500%, 05/15/2018	525	522
Enbridge
0.734%, 06/02/2017 (A)	900	890
Energy Transfer Partners
2.500%, 06/15/2018	525	521
Genesis Energy
6.750%, 08/01/2022	2,654	2,574
6.000%, 05/15/2023	795	727
Gibson Energy
6.750%, 07/15/2021 (B)	948	922
Halcon Resources
8.625%, 02/01/2020 (B)	1,360	1,193
Hess
1.300%, 06/15/2017	510	507
Kinder Morgan
2.000%, 12/01/2017	345	342
Regency Energy Partners
5.000%, 10/01/2022	2,500	2,449
Sabine Pass Liquefaction LLC
6.250%, 03/15/2022	3,000	3,015
5.625%, 02/01/2021	1,300	1,281

23	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Total Capital International
0.881%, 08/10/2018 (A)	$400	$401
TransCanada PipeLines
1.076%, 01/12/2018 (A)	1,100	1,101
0.750%, 01/15/2016	250	250

		21,047

Financials — 2.7%
ABN AMRO Bank
4.250%, 02/02/2017 (B)	565	586
American Honda Finance MTN
1.500%, 03/13/2018	600	598
Australia & New Zealand Banking Group
0.881%, 05/15/2018 (A)	250	250
Bank of America MTN
1.700%, 08/25/2017	800	800
1.350%, 11/21/2016	800	799
1.329%, 01/15/2019 (A)	700	707
0.729%, 06/05/2017 (A)	500	499
Bank of Montreal MTN
0.883%, 04/09/2018 (A)	350	350
Bank of New York Mellon MTN
0.719%, 03/06/2018 (A)	325	323
Bank of Tokyo-Mitsubishi UFJ
0.829%, 03/05/2018 (A) (B)	900	897
0.589%, 09/08/2017 (A) (B)	500	499
Barclays Bank
6.050%, 12/04/2017 (B)	575	622
0.901%, 02/17/2017 (A)	850	846
Boart Longyear Management
10.000%, 10/01/2018 (B)	2,417	2,030
Branch Banking & Trust
1.350%, 10/01/2017	450	449
Capital One
0.984%, 02/05/2018 (A)	750	748
Capital One Bank USA
1.300%, 06/05/2017	850	842
1.150%, 11/21/2016	500	498
Citigroup
1.550%, 08/14/2017	500	498
1.054%, 04/08/2019 (A)	650	646
0.985%, 04/27/2018 (A)	450	449
Citizens Bank MTN
1.600%, 12/04/2017	1,000	997
Commonwealth Bank of Australia MTN
0.688%, 03/12/2018 (A) (B)	850	848
Credit Agricole MTN
1.252%, 06/10/2020 (A) (B)	1,000	999
Credit Suisse NY
1.700%, 04/27/2018	850	844
Daimler Finance North America LLC
1.650%, 05/18/2018 (B)	300	297
1.375%, 08/01/2017 (B)	625	620

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Deutsche Bank
1.350%, 05/30/2017	$1,000	$993
0.994%, 02/13/2018 (A)	650	648
Equinix
5.750%, 01/01/2025 ‡	3,535	3,535
General Electric Capital MTN
0.993%, 04/02/2018 (A)	275	277
Goldman Sachs Group MTN
1.497%, 04/30/2018 (A)	180	182
1.454%, 04/23/2020 (A)	725	733
1.421%, 11/15/2018 (A)	750	756
Hartford Financial Services Group
5.375%, 03/15/2017	1,000	1,055
HSBC Bank
0.961%, 05/15/2018 (A) (B)	200	200
HSBC USA
1.300%, 06/23/2017	1,250	1,248
1.162%, 09/24/2018 (A)	300	301
Huntington National Bank
1.700%, 02/26/2018	800	795
Hutchison Whampoa International
1.625%, 10/31/2017 (B)	600	596
Hyundai Capital America
2.000%, 03/19/2018 (B)	375	373
ING Bank
1.800%, 03/16/2018 (B)	390	389
0.974%, 10/01/2019 (A) (B)	500	496
Intesa Sanpaolo MTN
3.125%, 01/15/2016	200	201
JPMorgan Chase
1.249%, 01/23/2020 (A)	500	502
1.195%, 01/25/2018 (A)	200	201
0.924%, 01/28/2019 (A)	700	699
JPMorgan Chase Capital XXI
1.250%, 02/02/2037 (A)	250	198
Lloyds Bank
0.806%, 03/16/2018 (A)	1,250	1,243
Macquarie Group
1.297%, 01/31/2017 (A) (B)	650	653
Manufacturers & Traders Trust
1.400%, 07/25/2017	700	698
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (B)	260	259
Mizuho Bank
0.921%, 03/26/2018 (A) (B)	800	801
Morgan Stanley
5.950%, 12/28/2017	245	267
1.143%, 01/24/2019 (A)	650	650
MSCI
5.750%, 08/15/2025 (B)	1,564	1,595
5.250%, 11/15/2024 (B)	955	972
New York Life Global Funding
1.125%, 03/01/2017 (B)	600	600

24	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nissan Motor Acceptance MTN
1.500%, 03/02/2018 (B)	$550	$547
0.981%, 09/26/2016 (A) (B)	350	351
Nordea Bank
1.250%, 04/04/2017 (B)	750	749
PNC Bank MTN
1.850%, 07/20/2018	500	500
1.150%, 11/01/2016	600	599
0.703%, 06/01/2018 (A)	850	845
Principal Life Global Funding II MTN
1.200%, 05/19/2017 (B)	400	399
1.125%, 02/24/2017 (B)	650	648
Prudential Financial MTN
1.101%, 08/15/2018 (A)	700	703
Reinsurance Group of America
5.625%, 03/15/2017	200	211
RHP Hotel Properties
5.000%, 04/15/2021 ‡	435	436
5.000%, 04/15/2023 ‡ (B)	1,035	1,024
Santander Bank
1.216%, 01/12/2018 (A)	1,250	1,246
Societe Generale MTN
1.364%, 10/01/2018 (A)	500	507
Standard Chartered MTN
0.929%, 04/17/2018 (A) (B)	1,000	999
Sumitomo Mitsui Banking
0.869%, 01/16/2018 (A)	500	499
Synchrony Financial
1.875%, 08/15/2017	455	453
1.530%, 02/03/2020 (A)	1,000	987
Toronto-Dominion Bank MTN
0.586%, 03/13/2018 (A)	700	698
UBS MTN
5.875%, 12/20/2017	250	273
1.133%, 06/01/2020 (A)	1,000	999
Unitrin
6.000%, 05/15/2017	110	116
Ventas Realty
1.550%, 09/26/2016 ‡	400	401
1.250%, 04/17/2017 ‡	170	169
Volkswagen Group of America Finance LLC
1.250%, 05/23/2017 (B)	500	498
0.799%, 05/22/2018 (A) (B)	500	500
WEA Finance LLC
1.750%, 09/15/2017 (B)	350	349
Wells Fargo MTN
0.977%, 01/30/2020 (A)	1,000	997
Westpac Banking
0.899%, 01/17/2019 (A)	550	552

		57,912

Health Care — 0.9%
AbbVie
1.800%, 05/14/2018	650	646

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Actavis Funding SCS
1.368%, 03/12/2018 (A)	$4,100	$4,107
1.300%, 06/15/2017	800	792
Amgen
2.125%, 05/15/2017	800	808
Baxalta
1.061%, 06/22/2018 (A) (B)	850	851
Becton Dickinson
1.800%, 12/15/2017	1,000	999
Celgene
2.125%, 08/15/2018	400	400
DaVita HealthCare Partners
5.000%, 05/01/2025	2,325	2,279
ExamWorks Group
5.625%, 04/15/2023	785	804
Express Scripts Holding
1.250%, 06/02/2017	1,100	1,094
LifePoint Health
5.500%, 12/01/2021	1,225	1,276
Mallinckrodt International Finance
4.875%, 04/15/2020 (B)	557	563
McKesson
1.292%, 03/10/2017	535	533
Medtronic
1.500%, 03/15/2018 (B)	425	424
Mylan
1.350%, 11/29/2016	650	644
Providence Health & Services Obligated Group
1.084%, 10/01/2016 (A)	650	652
Thermo Fisher Scientific
1.300%, 02/01/2017	225	224
UnitedHealth Group
1.450%, 07/17/2017	750	750
Zimmer Holdings
1.450%, 04/01/2017	950	947

		18,793

Industrials — 0.8%
Air Lease
4.500%, 01/15/2016	600	605
2.125%, 01/15/2018	310	307
Bombardier
6.000%, 10/15/2022 (B)	1,429	1,072
Clean Harbors
5.250%, 08/01/2020	900	918
Continental Rubber of America
4.500%, 09/15/2019	625	640
GATX
1.250%, 03/04/2017	345	343
General Electric Capital MTN
0.903%, 01/09/2020 (A)	1,000	996
0.796%, 01/14/2019 (A)	400	399

25	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

International Lease Finance
6.750%, 09/01/2016 (B)	$650	$676
Nielsen Finance LLC
5.000%, 04/15/2022 (B)	5,000	4,931
Norbord
5.375%, 12/01/2020 (B)	3,409	3,392
Pentair Finance
1.350%, 12/01/2015	80	80
Precision Castparts
0.700%, 12/20/2015	80	80
Sensata Technologies BV
5.000%, 10/01/2025 (B)	1,586	1,539
United Rentals North America
4.625%, 07/15/2023	2,650	2,607

		18,585

Information Technology — 0.4%
Audatex North America
6.125%, 11/01/2023 (B)	3,300	3,271
6.000%, 06/15/2021 (B)	1,600	1,562
Bankrate
6.125%, 08/15/2018 (B)	3,145	3,082
Fidelity National Information Services
1.450%, 06/05/2017	295	292
Hewlett-Packard
1.226%, 01/14/2019 (A)	750	748
Hughes Satellite Systems
6.500%, 06/15/2019	224	244
Western Union
2.375%, 12/10/2015	30	30

		9,229

Materials — 0.2%
Ball
5.250%, 07/01/2025	1,054	1,049
Glencore Funding LLC
1.487%, 05/27/2016 (A) (B)	400	397
Monsanto
1.150%, 06/30/2017	900	893
Owens-Brockway Glass Container
6.375%, 08/15/2025 (B)	1,195	1,222
5.875%, 08/15/2023 (B)	920	936
Rio Tinto Finance USA
1.123%, 06/17/2016 (A)	400	401

		4,898

Telecommunication Services — 0.6%
AT&T
1.212%, 06/30/2020 (A)	750	748
British Telecommunications
1.250%, 02/14/2017	415	414
CCO Safari II LLC
4.908%, 07/23/2025 (B)	500	495
CommScope
5.500%, 06/15/2024 (B)	1,500	1,457

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.000%, 06/15/2021 (B)	$1,000	$987
Level 3 Financing
5.125%, 05/01/2023 (B)	1,900	1,851
SoftBank
4.500%, 04/15/2020 (B)	1,751	1,752
Thomson Reuters
1.650%, 09/29/2017	395	394
1.300%, 02/23/2017	400	399
Verizon Communications
2.036%, 09/14/2018 (A)	435	447
1.816%, 09/15/2016 (A)	3,400	3,437

		12,381

Utilities — 0.2%
Dominion Gas Holdings LLC
1.050%, 11/01/2016	750	749
Eversource Energy
1.600%, 01/15/2018	290	291
Exelon
1.550%, 06/09/2017	270	269
RJS Power Holdings LLC
5.125%, 07/15/2019 (B)	3,005	2,840
Southern
1.300%, 08/15/2017	545	541
WEC Energy Group
1.650%, 06/15/2018	700	699

		5,389

Total Corporate Obligations (Cost $191,554) ($ Thousands)		189,338

MUNICIPAL BONDS — 0.2%
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/2016	345	347
Illinois State, Ser B, GO
1.780%, 04/01/2016	1,000	999
New Jersey State, Economic Development Authority, Ser 00, RB
1.059%, 03/01/2016	285	285
New Jersey State, Economic Development Authority, Ser Q, RB
1.096%, 06/15/2016	1,100	1,098
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	75	76
North Carolina Eastern Municipal Power Agency, RB
1.561%, 07/01/2017	655	657
University of California, Ser Y-1, GO Callable 01/01/17 @ 100
0.688%, 07/01/2041 (A)	755	755

Total Municipal Bonds (Cost $4,218) ($ Thousands)		4,217

26	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

August 31, 2015

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

PREFERRED STOCK — 0.2%
Ally Financial, 7.000% (B)	$1,500	$1,517
Public Storage, 5.900% ‡	75,000	1,908

Total Preferred Stock (Cost $3,223) ($ Thousands)		3,425

CASH EQUIVALENT — 7.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.020% ** †	171,215,708	171,216

Total Cash Equivalent (Cost $171,216) ($ Thousands)		171,216

REPURCHASE AGREEMENT — 0.0%
BNP Paribas
0.150%, dated 08/31/15, to be repurchased on 09/01/15, repurchased price $100,000 (collateralized by U.S.Government Obligations, 3.000%-6.000%, 12/1/22-08/1/45, par value ranging from $1,000-$86,484; total market value $102,000)	$100	100

Total Repurchase Agreement (Cost $100) ($ Thousands)		100

Total Investments — 100.6% (Cost $2,209,004) ($ Thousands) §		$2,197,407

A list of the open futures contracts held by the Fund at August 31, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
U.S. 5-Year Treasury Note	1	Jan-2016	$—
U.S. 5-Year Treasury Note	(28)	Jan-2016	10
U.S. 2-Year Treasury Note	(23)	Dec-2015	8
U.S. 2-Year Treasury Note	(258)	Dec-2015	82
U.S. 10-Year Treasury Note	(19)	Dec-2015	5
U.S. 10-Year Treasury Note	(24)	Dec-2015	9
U.S. Long Treasury Bond	(1)	Dec-2015	—

			$114

For the period ended August 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,184,556 ($ Thousands).

**	The rate reported is the 7-day effective yield as of August 31, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2015.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Unsettled bank loan. Interest rate not available.

(D)	Security in default on interest payments.

§	At August 31, 2015, the tax basis cost of the Fund’s investments was $2,209,004 ($ Thousands), and the unrealized appreciation and depreciation were $15,378 ($ Thousands) and $(26,975) ($ Thousands), respectively.

ABS — Asset-Based Security

AMBAC — American Municipal Bond Assurance Corporation

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

27	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

August 31, 2015

The following is a list of the level of inputs used as of August 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$—	$795,931	$3,503	$799,434
Asset-Backed Securities	—	513,698	4,447	518,145
Loan Participations	—	511,532	—	511,532
Corporate Obligations	—	189,338	—	189,338
Municipal Bonds	—	4,217	—	4,217
Preferred Stock	3,425	—	—	3,425
Cash Equivalent	171,216	—	—	171,216
Repurchase Agreement	—	100	—	100

Total Investments in Securities	$174,641	$2,014,816	$7,950	$2,197,407

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$114	$—	$—	$114

(1)

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

28	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 32.8%

Agency Mortgage-Backed Obligations — 26.3%
FHLMC
11.000%, 02/17/2021	$85	$91
10.000%, 03/17/2026 to 10/01/2030	884	972
8.000%, 06/01/2030	2	3
7.500%, 08/01/2030 to 09/01/2038	970	1,154
7.000%, 05/01/2024 to 03/01/2039	396	450
6.500%, 06/01/2017 to 09/01/2039	3,434	3,976
6.000%, 04/01/2017 to 08/01/2038	4,242	4,737
5.500%, 09/01/2023 to 12/01/2038	5,141	5,824
5.000%, 04/01/2020 to 07/01/2044	8,493	9,253
4.500%, 08/01/2020 to 03/01/2044	30,153	32,774
4.000%, 10/01/2025 to 08/01/2043	44,444	47,888
3.500%, 12/01/2028 to 08/01/2045	65,755	68,667
3.228%, 07/01/2045	1,678	1,712
2.830%, 10/01/2045	1,390	1,420
2.650%, 09/01/2045	1,806	1,844
2.100%, 10/01/2036 (A)	766	808
FHLMC ARM
3.450%, 07/01/2036 (A)	186	193
3.002%, 09/01/2045 (A)	574	591
2.949%, 03/01/2037 (A)	151	164
2.943%, 05/01/2036 (A)	250	269
2.898%, 08/01/2044 (A)	924	956
2.828%, 02/01/2037 (A)	121	130
2.819%, 05/01/2037 (A)	1,109	1,188
2.774%, 12/01/2036 (A)	190	207
2.754%, 04/01/2037 (A)	86	92
2.744%, 05/01/2045 (A)	1,056	1,084
2.743%, 08/01/2045 (A)	974	999
2.727%, 03/01/2037 (A)	414	447
2.695%, 04/01/2037 (A)	453	491
2.690%, 08/01/2045 (A)	1,074	1,099
2.643%, 05/01/2037 (A)	450	483
2.622%, 12/01/2042 (A)	1,615	1,650
2.609%, 11/01/2036 (A)	118	128
2.608%, 07/01/2045 (A)	1,570	1,604
2.578%, 05/01/2037 (A)	290	311
2.565%, 12/01/2036 (A)	272	292
2.505%, 05/01/2038 (A)	384	411
2.504%, 09/01/2036 (A)	512	549
2.500%, 05/01/2036 (A)	279	296
2.495%, 05/01/2037 (A)	144	154
2.491%, 05/01/2036 (A)	204	218
2.490%, 10/01/2036 to 04/01/2037 (A)	630	674
2.485%, 02/01/2037 (A)	633	673
2.480%, 10/01/2037 (A)	450	483
2.440%, 10/01/2036 (A)	853	908
2.385%, 05/01/2037 (A)	301	322
2.381%, 11/01/2036 (A)	174	186
2.380%, 11/01/2036 (A)	244	260

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.375%, 01/01/2035 (A)	$85	$91
2.371%, 06/01/2037 (A)	162	174
2.365%, 01/01/2037 (A)	940	1,008
2.285%, 09/01/2036 (A)	90	92
2.278%, 12/01/2036 (A)	89	95
2.276%, 02/01/2037 (A)	79	84
2.250%, 11/01/2037 (A)	141	150
2.214%, 12/01/2036 (A)	475	506
2.182%, 09/01/2036 (A)	3,185	3,375
2.141%, 12/01/2036 (A)	653	693
2.133%, 08/01/2037 (A)	892	950
2.101%, 08/01/2036 (A)	802	850
2.095%, 10/01/2036 (A)	90	96
2.086%, 07/01/2036 (A)	370	391
2.000%, 08/01/2036 (A)	371	390
1.936%, 05/01/2037 (A)	172	181
1.925%, 04/01/2037 (A)	225	237
1.855%, 05/01/2037 (A)	2,065	2,180
1.629%, 08/01/2037 (A)	651	684
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	3	3
FHLMC CMO, Ser 1991-1142, Cl IA
7.000%, 10/15/2021	129	143
FHLMC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	32	36
FHLMC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	332	381
FHLMC CMO, Ser 2001-2357, Cl ZJ
6.500%, 09/15/2031	54	62
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	104	117
FHLMC CMO, Ser 2002-2456, Cl CJ
6.500%, 06/15/2032	186	216
FHLMC CMO, Ser 2002-2458, Cl ZM
6.500%, 06/15/2032	451	516
FHLMC CMO, Ser 2002-41, Cl 2A
5.914%, 07/25/2032 (A)	529	614
FHLMC CMO, Ser 2002-42, Cl A5
7.500%, 02/25/2042	735	874
FHLMC CMO, Ser 2003-2551, Cl NS
14.121%, 01/15/2033 (A)	177	229
FHLMC CMO, Ser 2003-2631, Cl SA
14.488%, 06/15/2033 (A)	139	181
FHLMC CMO, Ser 2003-2671, Cl S
14.396%, 09/15/2033 (A)	135	175
FHLMC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	291	312
FHLMC CMO, Ser 2003-2725, Cl SC
8.792%, 11/15/2033 (A)	131	145
FHLMC CMO, Ser 2003-54, Cl 2A
6.500%, 02/25/2043	386	456
FHLMC CMO, Ser 2003-54, Cl 3A
7.000%, 02/25/2043	483	567

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2003-57, Cl 1A1
6.500%, 07/25/2043	$406	$474
FHLMC CMO, Ser 2003-58, Cl 4A
7.500%, 09/25/2043	587	697
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	697	773
FHLMC CMO, Ser 2004-60, Cl 1A2
7.000%, 03/25/2044	468	550
FHLMC CMO, Ser 2005-2945, Cl SA
11.938%, 03/15/2020 (A)	426	472
FHLMC CMO, Ser 2005-2950, Cl JO, PO
0.000%, 03/15/2020 (B)	54	54
FHLMC CMO, Ser 2005-2981, Cl FA
0.598%, 05/15/2035 (A)	241	241
FHLMC CMO, Ser 2005-3001, Cl HP
21.210%, 05/15/2035 (A)	72	97
FHLMC CMO, Ser 2005-3006, Cl QS
19.627%, 07/15/2035 (A)	297	408
FHLMC CMO, Ser 2005-3012, Cl GK
23.861%, 06/15/2035 (A)	101	154
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/2035 (B)	184	174
FHLMC CMO, Ser 2006-3100, Cl PO, PO
0.000%, 01/15/2036 (B)	348	323
FHLMC CMO, Ser 2006-3151, Cl PO, PO
0.000%, 05/15/2036 (B)	188	170
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/2036 (B)	246	223
FHLMC CMO, Ser 2006-3164, Cl MG
6.000%, 06/15/2036	245	276
FHLMC CMO, Ser 2006-3202, Cl HI, IO
6.452%, 08/15/2036 (A)	435	78
FHLMC CMO, Ser 2006-3217, Cl CX, IO
6.392%, 09/15/2036 (A)	202	31
FHLMC CMO, Ser 2007-3262, Cl SG, IO
6.202%, 01/15/2037 (A)	168	25
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (B)	38	34
FHLMC CMO, Ser 2007-3345, Cl FP
0.398%, 11/15/2036 (A)	9	9
FHLMC CMO, Ser 2007-3345, Cl PF
0.378%, 05/15/2036 (A)	10	10
FHLMC CMO, Ser 2007-3346, Cl FA
0.428%, 02/15/2019 (A)	1,558	1,559
FHLMC CMO, Ser 2007-3373, Cl TO, PO
0.000%, 04/15/2037 (B)	71	66
FHLMC CMO, Ser 2007-3383, Cl SA, IO
6.252%, 11/15/2037 (A)	249	37
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.802%, 11/15/2037 (A)	222	29
FHLMC CMO, Ser 2007-3387, Cl SA, IO
6.222%, 11/15/2037 (A)	236	37

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2008-3422, Cl SE
16.956%, 02/15/2038 (A)	$48	$63
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.852%, 05/15/2038 (A)	171	25
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.832%, 05/15/2038 (A)	1,107	129
FHLMC CMO, Ser 2008-3455, Cl SE, IO
6.002%, 06/15/2038 (A)	1,173	169
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/2038	141	161
FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/2037 (B)	310	284
FHLMC CMO, Ser 2009-3523, Cl SD
19.119%, 06/15/2036 (A)	135	189
FHLMC CMO, Ser 2009-3546, Cl A
1.936%, 02/15/2039 (A)	187	189
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/2036 (B)	244	223
FHLMC CMO, Ser 2009-3607, Cl AO, PO
0.000%, 04/15/2036 (B)	216	195
FHLMC CMO, Ser 2009-3607, Cl BO, PO
0.000%, 04/15/2036 (B)	154	139
FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/2039 (B)	325	292
FHLMC CMO, Ser 2009-3608, Cl SC, IO
6.052%, 12/15/2039 (A)	576	76
FHLMC CMO, Ser 2009-3611, Cl PO, PO
0.000%, 07/15/2034 (B)	143	130
FHLMC CMO, Ser 2010-3621, Cl BO, PO
0.000%, 01/15/2040 (B)	198	183
FHLMC CMO, Ser 2010-3621, Cl SB, IO
6.032%, 01/15/2040 (A)	257	43
FHLMC CMO, Ser 2010-3632, Cl BS
16.841%, 02/15/2040 (A)	400	546
FHLMC CMO, Ser 2010-3688, Cl NI, IO
5.000%, 04/15/2032	869	64
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/2040	890	107
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/2034	729	24
FHLMC CMO, Ser 2010-3740, Cl SC, IO
5.802%, 10/15/2040 (A)	921	156
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/2035	65	—
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/2037	864	53
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/2037	518	32
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/2029	961	73
FHLMC CMO, Ser 2011-3802, Cl LS, IO
1.822%, 01/15/2040 (A)	1,681	130

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2011-3852, Cl QN
5.500%, 05/15/2041 (A)	$423	$448
FHLMC CMO, Ser 2011-3866, Cl SA, IO
5.752%, 05/15/2041 (A)	1,657	282
FHLMC CMO, Ser 2011-3895, Cl WA
5.705%, 10/15/2038 (A)	216	241
FHLMC CMO, Ser 2012-3997, Cl SK, IO
6.402%, 11/15/2041 (A)	1,939	375
FHLMC CMO, Ser 2012-4030, Cl HS, IO
6.412%, 04/15/2042 (A)	158	29
FHLMC CMO, Ser 2012-4048, Cl FJ
0.584%, 07/15/2037 (A)	1,134	1,132
FHLMC CMO, Ser 2012-4076, Cl SW, IO
5.852%, 07/15/2042 (A)	305	64
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	2,892	363
FHLMC CMO, Ser 2012-4097, Cl ST, IO
5.852%, 08/15/2042 (A)	365	76
FHLMC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	5,544	5,670
FHLMC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	1,228	183
FHLMC CMO, Ser 2012-4136, Cl SE, IO
5.952%, 11/15/2042 (A)	302	68
FHLMC CMO, Ser 2012-4136, Cl SJ, IO
5.952%, 11/15/2042 (A)	320	85
FHLMC CMO, Ser 2012-4136, Cl SQ, IO
5.952%, 11/15/2042 (A)	464	105
FHLMC CMO, Ser 2012-4139, Cl SB, IO
5.952%, 12/15/2042 (A)	910	215
FHLMC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	12,003	12,061
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	800	129
FHLMC CMO, Ser 2013-4206, Cl CZ
3.000%, 05/15/2043	749	671
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	1,467	1,325
FHLMC CMO, Ser 2013-4226, Cl GZ
3.000%, 07/15/2043	958	875
FHLMC CMO, Ser 2013-4227, Cl AB
3.500%, 10/15/2037	2,627	2,764
FHLMC CMO, Ser 2013-4227, Cl VA
3.500%, 10/15/2037	1,300	1,346
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/2040	2,716	2,905
FHLMC CMO, Ser 2015-4462, Cl DA
4.000%, 04/15/2040	608	653
FHLMC CMO, Ser 2015-4483, Cl PA
2.500%, 06/15/2045	9,872	10,056
FHLMC GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/2023	328	362

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2011-K010, Cl A1
3.320%, 07/25/2020	$47	$49
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K007, Cl X1, IO
1.172%, 04/25/2020 (A)	10,441	417
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K015, Cl X1, IO
1.637%, 07/25/2021 (A)	2,976	237
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K016, Cl X1, IO
1.558%, 10/25/2021 (A)	530	41
FHLMC Multifamily Structured Pass-Through Certificates, Ser K027, Cl A2
2.637%, 01/25/2023	1,030	1,036
FHLMC Multifamily Structured Pass-Through Certificates, Ser K151, Cl A3
3.511%, 04/25/2030	3,220	3,291
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF05, Cl A
0.534%, 09/25/2021 (A)	9,207	9,213
FHLMC Multifamily Structured Pass-Through Certificates, Ser KSCT, Cl A2
4.285%, 01/25/2020	2,080	2,290
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	970	1,096
FHLMC STRIPS CMO, Ser 2006-239, Cl S30, IO
7.502%, 08/15/2036 (A)	560	113
FHLMC STRIPS CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/2037	1,421	79
FHLMC STRIPS CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	2,087	2,103
FHLMC STRIPS CMO, Ser 2013-300, Cl 300
3.000%, 01/15/2043	6,021	6,062
FHLMC STRIPS CMO, Ser 2013-310, Cl PO, PO
0.000%, 09/15/2043 (B)	908	708
FHLMC STRIPS CMO, Ser 2015-342, Cl 300
3.000%, 02/15/2045	8,312	8,395
FHLMC TBA
6.000%, 09/01/2032 to 12/01/2032	57	65
3.500%, 09/15/2041 to 10/15/2041	14,600	15,084
FHLMC Whole Loan Securities Trust, Ser 2015-SC01, Cl 1A
3.500%, 05/25/2045	13	13
FNMA
8.000%, 05/01/2023 to 11/01/2037	152	177
7.500%, 06/01/2030 to 04/01/2039	1,198	1,441
7.000%, 12/01/2015 to 02/01/2039	2,969	3,472
6.500%, 05/01/2017 to 07/01/2039	7,486	8,611
6.000%, 06/01/2016 to 11/01/2048	8,971	10,118
5.500%, 06/01/2020 to 08/01/2041	41,763	46,488
5.000%, 02/01/2020 to 07/01/2045	26,237	29,390

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.666%, 07/01/2020	$670	$742
4.540%, 01/01/2020 to 05/01/2021	2,853	3,167
4.500%, 01/01/2020 to 03/01/2045	58,756	64,119
4.338%, 11/01/2021	5,873	6,492
4.317%, 07/01/2021	1,187	1,315
4.250%, 04/01/2021	2,000	2,218
4.120%, 04/01/2020	1,116	1,217
4.060%, 07/01/2021	2,240	2,461
4.050%, 01/01/2021	1,430	1,560
4.040%, 10/01/2020	2,120	2,314
4.000%, 04/01/2019 to 09/01/2045	70,140	75,420
3.980%, 08/01/2021	4,574	4,992
3.975%, 11/01/2020	730	791
3.940%, 07/01/2021	1,500	1,641
3.930%, 01/01/2021	978	1,064
3.850%, 08/01/2025	3,509	3,790
3.740%, 07/01/2020	1,316	1,416
3.630%, 01/01/2018	2,000	2,094
3.615%, 12/01/2020	3,584	3,848
3.583%, 09/01/2020	6,481	6,882
3.500%, 12/01/2029 to 10/01/2045	61,745	64,624
3.290%, 10/01/2020 to 08/01/2026	3,470	3,603
3.230%, 11/01/2020	1,431	1,516
3.000%, 09/01/2033 to 04/01/2043	50,271	50,940
2.830%, 06/01/2022	2,562	2,646
2.820%, 06/01/2022	2,917	3,011
2.810%, 04/01/2025 to 10/01/2045	2,370	2,399
2.800%, 06/01/2025	3,740	3,736
2.790%, 10/01/2045	1,387	1,415
2.760%, 09/01/2045 to 10/01/2045	3,334	3,412
2.700%, 09/01/2045	1,093	1,118
2.500%, 10/01/2042	4,996	4,858
2.380%, 12/01/2022	1,976	1,980
FNMA ARM
6.221%, 08/01/2036 (A)	68	73
5.520%, 05/01/2037 (A)	16	17
5.362%, 12/01/2035 (A)	45	48
4.379%, 04/01/2040 (A)	1,062	1,128
2.947%, 09/01/2045 (A)	573	590
2.830%, 05/01/2043 (A)	613	633
2.771%, 07/01/2045 (A)	939	966
2.755%, 02/01/2045 (A)	1,608	1,656
2.732%, 01/01/2045 (A)	1,425	1,467
2.724%, 01/01/2045 (A)	2,597	2,673
2.687%, 06/01/2036 (A)	487	526
2.669%, 11/01/2036 (A)	314	335
2.578%, 06/01/2036 (A)	480	511
2.575%, 10/01/2036 (A)	1,342	1,445
2.561%, 03/01/2045 (A)	483	494
2.560%, 08/01/2045 (A)	1,607	1,642
2.510%, 09/01/2045 (A)	544	555
2.498%, 09/01/2037 (A)	14	15
2.490%, 06/01/2036 (A)	268	287

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.479%, 05/01/2036 (A)	$124	$132
2.454%, 07/01/2045 (A)	1,488	1,514
2.446%, 11/01/2036 (A)	437	466
2.443%, 03/01/2037 (A)	1,671	1,781
2.414%, 12/01/2036 (A)	516	550
2.405%, 02/01/2037 (A)	563	599
2.358%, 04/01/2037 (A)	433	466
2.339%, 09/01/2037 (A)	312	334
2.311%, 07/01/2036 (A)	381	406
2.309%, 11/01/2037 (A)	241	257
2.298%, 07/01/2037 (A)	455	484
2.288%, 09/01/2036 (A)	353	376
2.244%, 08/01/2036 (A)	265	283
2.163%, 10/01/2036 (A)	299	319
2.141%, 09/01/2036 (A)	182	194
1.818%, 01/01/2037 (A)	419	441
1.809%, 02/01/2037 (A)	250	263
1.753%, 09/01/2036 (A)	245	257
1.747%, 05/01/2037 (A)	1,173	1,236
1.709%, 07/01/2037 (A)	229	240
FNMA CMO, Ser 1991-113, Cl ZE
7.500%, 09/25/2021	93	103
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/2022	236	263
FNMA CMO, Ser 1992-41, Cl MA
8.000%, 08/25/2022	307	340
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/2022	210	237
FNMA CMO, Ser 1992-96, Cl B, PO
0.000%, 05/25/2022 (B)	—	—
FNMA CMO, Ser 1993-149, Cl SH
11.500%, 08/25/2023 (A)	94	118
FNMA CMO, Ser 1993-75, Cl ZQ
6.500%, 05/25/2023	445	494
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	458	502
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	382	439
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	339	383
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	269	309
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	264	292
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/2023 (B)	104	98
FNMA CMO, Ser 2001-50, Cl BA
7.000%, 10/25/2041	369	427
FNMA CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	35	40
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/2045	309	362

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2002-10, Cl SB
18.721%, 03/25/2017 (A)	$12	$14
FNMA CMO, Ser 2002-90, Cl A1
6.500%, 06/25/2042	546	624
FNMA CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034 (A)	21	24
FNMA CMO, Ser 2003-131, Cl SK
15.801%, 01/25/2034 (A)	192	249
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/2033 (B)	101	91
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/2034 (B)	228	214
FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/2032 (B)	27	27
FNMA CMO, Ser 2004-61, Cl FH
0.991%, 11/25/2032 (A)	522	536
FNMA CMO, Ser 2005-106, Cl US
23.836%, 11/25/2035 (A)	434	661
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	712	747
FNMA CMO, Ser 2005-72, Cl SB
16.377%, 08/25/2035 (A)	123	162
FNMA CMO, Ser 2005-74, Cl CS
19.472%, 05/25/2035 (A)	238	327
FNMA CMO, Ser 2005-74, Cl SK
19.582%, 05/25/2035 (A)	182	251
FNMA CMO, Ser 2005-90, Cl ES
16.377%, 10/25/2035 (A)	165	212
FNMA CMO, Ser 2005-90, Cl PO, PO
0.000%, 09/25/2035 (B)	107	101
FNMA CMO, Ser 2006-104, Cl IC, IO
6.415%, 11/25/2036 (A)	1,159	261
FNMA CMO, Ser 2006-104, Cl MI, IO
6.551%, 11/25/2036 (A)	2,488	387
FNMA CMO, Ser 2006-117, Cl GS, IO
6.451%, 12/25/2036 (A)	178	31
FNMA CMO, Ser 2006-118, Cl A2
0.247%, 12/25/2036 (A)	456	455
FNMA CMO, Ser 2006-125, Cl SM, IO
7.001%, 01/25/2037 (A)	1,076	184
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/2036 (B)	196	177
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/2036 (B)	180	169
FNMA CMO, Ser 2006-3, Cl DO, PO
0.000%, 03/25/2036 (B)	200	185
FNMA CMO, Ser 2006-33, Cl LS
29.253%, 05/25/2036 (A)	158	285
FNMA CMO, Ser 2006-44, Cl P, PO
0.000%, 12/25/2033 (B)	94	85
FNMA CMO, Ser 2006-46, Cl SW
23.468%, 06/25/2036 (A)	137	185

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2006-51, Cl SP, IO
6.451%, 03/25/2036 (A)	$197	$25
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/2035 (B)	175	169
FNMA CMO, Ser 2006-60, Cl UO, PO
0.000%, 07/25/2036 (B)	491	439
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/2036	218	251
FNMA CMO, Ser 2006-94, Cl GI, IO
6.451%, 10/25/2026 (A)	538	74
FNMA CMO, Ser 2007-100, Cl SM, IO
6.251%, 10/25/2037 (A)	600	84
FNMA CMO, Ser 2007-101, Cl A2
0.449%, 06/27/2036 (A)	721	717
FNMA CMO, Ser 2007-108, Cl AN
8.204%, 11/25/2037 (A)	433	529
FNMA CMO, Ser 2007-112, Cl SA, IO
6.251%, 12/25/2037 (A)	575	88
FNMA CMO, Ser 2007-116, Cl HI, IO
1.522%, 01/25/2038 (A)	1,034	73
FNMA CMO, Ser 2007-29, Cl SG
22.002%, 04/25/2037 (A)	109	155
FNMA CMO, Ser 2007-43, Cl FL
0.499%, 05/25/2037 (A)	82	82
FNMA CMO, Ser 2007-53, Cl SH, IO
5.901%, 06/25/2037 (A)	394	56
FNMA CMO, Ser 2007-54, Cl FA
0.599%, 06/25/2037 (A)	334	336
FNMA CMO, Ser 2007-60, Cl AX, IO
6.951%, 07/25/2037 (A)	862	147
FNMA CMO, Ser 2007-64, Cl FA
0.669%, 07/25/2037 (A)	33	34
FNMA CMO, Ser 2007-65, Cl KI, IO
6.421%, 07/25/2037 (A)	389	62
FNMA CMO, Ser 2007-68, Cl SC, IO
6.501%, 07/25/2037 (A)	528	104
FNMA CMO, Ser 2007-72, Cl EK, IO
6.201%, 07/25/2037 (A)	550	83
FNMA CMO, Ser 2007-79, Cl SB
23.286%, 08/25/2037 (A)	57	81
FNMA CMO, Ser 2007-85, Cl SG
15.752%, 09/25/2037 (A)	134	176
FNMA CMO, Ser 2007-92, Cl YS, IO
5.581%, 06/25/2037 (A)	497	63
FNMA CMO, Ser 2008-1, Cl BI, IO
5.711%, 02/25/2038 (A)	506	74
FNMA CMO, Ser 2008-20, Cl SA, IO
6.791%, 03/25/2038 (A)	313	51
FNMA CMO, Ser 2008-22, Cl SI, IO
6.231%, 03/25/2037 (A)	5,361	475
FNMA CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	102	112

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2008-24, Cl PF
0.841%, 02/25/2038 (A)	$331	$334
FNMA CMO, Ser 2008-32, Cl SA, IO
6.791%, 04/25/2038 (A)	140	22
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/2016 (A)	395	2
FNMA CMO, Ser 2008-4, Cl SD, IO
5.801%, 02/25/2038 (A)	1,344	185
FNMA CMO, Ser 2009-103, Cl MB
2.381%, 12/25/2039 (A)	468	495
FNMA CMO, Ser 2009-17, Cl QS, IO
6.451%, 03/25/2039 (A)	229	36
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/2039	352	56
FNMA CMO, Ser 2009-70, Cl CO, PO
0.000%, 01/25/2037 (B)	614	562
FNMA CMO, Ser 2009-84, Cl WS, IO
5.701%, 10/25/2039 (A)	222	30
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (B)	3,848	3,616
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/2039	200	34
FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/2037 (B)	460	412
FNMA CMO, Ser 2009-99, Cl SC, IO
5.981%, 12/25/2039 (A)	300	37
FNMA CMO, Ser 2010-1, Cl WA
6.195%, 02/25/2040 (A)	344	389
FNMA CMO, Ser 2010-100, Cl SD, IO
6.381%, 09/25/2040 (A)	2,090	405
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	3,600	3,907
FNMA CMO, Ser 2010-142, Cl SM, IO
6.331%, 12/25/2040 (A)	765	125
FNMA CMO, Ser 2010-150, Cl SK, IO
6.345%, 01/25/2041 (A)	1,485	271
FNMA CMO, Ser 2010-16, Cl WA
6.444%, 03/25/2040 (A)	429	482
FNMA CMO, Ser 2010-23, Cl KS, IO
6.901%, 02/25/2040 (A)	394	56
FNMA CMO, Ser 2010-27, Cl AS, IO
6.281%, 04/25/2040 (A)	1,911	289
FNMA CMO, Ser 2010-35, Cl SB, IO
6.221%, 04/25/2040 (A)	421	69
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/2035 (B)	209	190
FNMA CMO, Ser 2010-68, Cl SA, IO
4.801%, 07/25/2040 (A)	1,842	238
FNMA CMO, Ser 2011-2, Cl WA
5.808%, 02/25/2051 (A)	281	308
FNMA CMO, Ser 2011-30, Cl LS, IO
1.827%, 04/25/2041 (A)	1,224	93

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2011-43, Cl WA
5.844%, 05/25/2051 (A)	$513	$561
FNMA CMO, Ser 2011-75, Cl FA
0.749%, 08/25/2041 (A)	338	342
FNMA CMO, Ser 2011-90, Cl AS, IO
6.201%, 09/25/2041 (A)	1,835	339
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	2,644	299
FNMA CMO, Ser 2011-96, Cl SA, IO
6.351%, 10/25/2041 (A)	3,296	573
FNMA CMO, Ser 2012-112, Cl DA
3.000%, 10/25/2042	8,181	8,257
FNMA CMO, Ser 2012-128, Cl SL, IO
5.951%, 11/25/2042 (A)	737	182
FNMA CMO, Ser 2012-128, Cl SQ, IO
5.951%, 11/25/2042 (A)	973	239
FNMA CMO, Ser 2012-133, Cl CS, IO
5.951%, 12/25/2042 (A)	1,822	372
FNMA CMO, Ser 2012-133, Cl SA, IO
5.951%, 12/25/2042 (A)	320	83
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	1,783	1,813
FNMA CMO, Ser 2012-134, Cl MS, IO
5.951%, 12/25/2042 (A)	902	163
FNMA CMO, Ser 2012-139, Cl DI, IO
3.000%, 12/25/2027	1,888	190
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	117	131
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	1,490	1,687
FNMA CMO, Ser 2012-70, Cl HS, IO
5.801%, 07/25/2042 (A)	6,739	1,457
FNMA CMO, Ser 2012-70, Cl YS, IO
6.451%, 02/25/2041 (A)	603	103
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (B)	111	99
FNMA CMO, Ser 2012-74, Cl SA, IO
6.451%, 03/25/2042 (A)	1,602	288
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (B)	221	197
FNMA CMO, Ser 2012-75, Cl NS, IO
6.401%, 07/25/2042 (A)	618	127
FNMA CMO, Ser 2012-93, Cl IB, IO
3.000%, 09/25/2027	7,411	791
FNMA CMO, Ser 2012-93, Cl SG, IO
5.901%, 09/25/2042 (A)	945	192
FNMA CMO, Ser 2012-M14, Cl X1, IO
4.208%, 02/25/2017 (A)	7,185	276
FNMA CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043 (B)	1,985	1,527
FNMA CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043 (B)	4,487	3,474

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2013-101, Cl DO, PO
0.000%, 10/25/2043 (B)	$1,074	$841
FNMA CMO, Ser 2013-128, Cl PO, PO
0.000%, 12/25/2043 (B)	1,320	1,042
FNMA CMO, Ser 2013-133, Cl AB
4.000%, 06/25/2039	1,545	1,633
FNMA CMO, Ser 2013-19, Cl US, IO
5.951%, 03/25/2043 (A)	3,083	834
FNMA CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	1,858	216
FNMA CMO, Ser 2013-67, Cl KS, IO
5.901%, 07/25/2043 (A)	922	225
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	3,299	3,789
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	3,312	3,723
FNMA CMO, Ser 2013-92, Cl PO, PO
0.000%, 09/25/2043 (B)	888	698
FNMA CMO, Ser 2014-49, Cl LC
3.000%, 07/25/2054	3,610	3,724
FNMA CMO, Ser 2014-M12, Cl FA
0.486%, 10/25/2021 (A)	4,967	4,967
FNMA CMO, Ser 2014-M3, Cl X2, IO
0.128%, 01/25/2024 (A)	68,199	530
FNMA CMO, Ser 2014-M8, Cl FA
0.436%, 05/25/2018 (A)	5,323	5,326
FNMA CMO, Ser M8, Cl X2, IO
0.284%, 01/25/2025 (A)	90,023	1,258
FNMA Grantor Trust CMO, Ser 2000-T6, Cl A1
7.500%, 06/25/2030	661	760
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/2042	442	507
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/2044	503	577
FNMA Interest STRIPS CMO, Ser 1997-293, Cl 1, PO
0.000%, 12/01/2024 (B)	217	206
FNMA Interest STRIPS CMO, Ser 1998-300, Cl 1, PO
0.000%, 09/01/2024 (B)	132	125
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	360	73
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/01/2033	509	101
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	4,053	366
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	2,853	281

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	$1,679	$344
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C17, IO
4.000%, 11/25/2041	2,005	427
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	2,214	422
FNMA Interest STRIPS CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	1,034	1,043
FNMA Multifamily Megas, Ser 141, Cl 1
2.966%, 05/01/2027 (A)	4,990	4,988
FNMA REMIC Trust CMO, Ser 2007-W7, Cl 1A4
37.984%, 07/25/2037 (A)	17	27
FNMA TBA
4.500%, 10/25/2045	1,685	1,823
4.000%, 09/14/2039 to 10/25/2045	105,865	112,371
3.500%, 09/25/2030 to 09/25/2045	62,305	64,629
3.000%, 09/25/2026 to 09/25/2045	30,975	31,428
2.500%, 09/15/2027 to 09/25/2030	11,035	11,205
FNMA Whole Loan CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	883	993
FNMA Whole Loan CMO, Ser 2003-W6, Cl 3A
6.500%, 09/25/2042	334	383
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/2042	279	323
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/2033	537	629
FNMA Whole Loan CMO, Ser 2004-W10, Cl A6
5.750%, 08/25/2034	2,000	2,240
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/2044	452	526
FNMA Whole Loan CMO, Ser 2004-W9, Cl 2A1
6.500%, 02/25/2044	436	491
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/2045	189	221
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.419%, 02/25/2036 (A)	291	291
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.459%, 11/25/2046 (A)	592	593
FNMA Whole Loan CMO, Ser 2009-W1, Cl A
6.000%, 12/25/2049	864	1,002
GNMA
9.500%, 12/15/2020	2	2
7.000%, 12/20/2017 to 05/15/2033	1,191	1,342
6.500%, 01/15/2024 to 07/15/2035	2,545	2,932
6.000%, 12/15/2023 to 10/20/2040	9,196	10,507
5.000%, 07/20/2040 to 12/20/2044	2,476	2,768
4.500%, 01/20/2040 to 08/20/2045	23,131	25,109
4.000%, 05/20/2045 to 09/01/2045	34,785	37,128
3.500%, 05/20/2045 to 07/20/2045	13,660	14,257

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.000%, 04/15/2045 to 08/20/2045	$27,115	$27,565
2.500%, 10/01/2045	1,902	1,943
GNMA ARM
2.500%, 05/20/2045 to 07/20/2045 (A)	8,215	8,388
1.750%, 03/20/2032 to 03/20/2034 (A)	194	201
1.680%, 01/20/2060 (A)	1,141	1,173
1.625%, 04/20/2028 to 07/20/2034 (A)	305	315
GNMA CMO, Ser 2001-22, Cl PS
20.494%, 03/17/2031 (A)	388	600
GNMA CMO, Ser 2002-57, Cl SB
109.536%, 08/16/2032	45	204
GNMA CMO, Ser 2003-60, Cl GS
12.087%, 05/16/2033 (A)	48	57
GNMA CMO, Ser 2003-97, Cl SA, IO
6.352%, 11/16/2033 (A)	300	54
GNMA CMO, Ser 2004-28, Cl SV
8.797%, 04/20/2034 (A)	297	315
GNMA CMO, Ser 2004-34, Cl CS
19.380%, 02/20/2034 (A)	29	41
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/2034 (A)	131	148
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/2033 (B)	9	9
GNMA CMO, Ser 2004-87, Cl SB
7.445%, 03/17/2033 (A)	79	85
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	48	51
GNMA CMO, Ser 2005-7, Cl JM
16.285%, 05/18/2034 (A)	38	43
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/2035	1,000	1,153
GNMA CMO, Ser 2006-16, Cl GS, IO
6.787%, 04/20/2036 (A)	1,064	194
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/2036 (B)	50	46
GNMA CMO, Ser 2006-38, Cl SW, IO
6.297%, 06/20/2036 (A)	389	44
GNMA CMO, Ser 2007-17, Cl AF
0.398%, 04/16/2037 (A)	418	419
GNMA CMO, Ser 2007-27, Cl SD, IO
5.997%, 05/20/2037 (A)	340	53
GNMA CMO, Ser 2007-42, Cl SB, IO
6.547%, 07/20/2037 (A)	473	84
GNMA CMO, Ser 2007-72, Cl US, IO
6.347%, 11/20/2037 (A)	308	54
GNMA CMO, Ser 2007-78, Cl SA, IO
6.332%, 12/16/2037 (A)	5,793	975
GNMA CMO, Ser 2007-9, Cl CI, IO
5.997%, 03/20/2037 (A)	393	65
GNMA CMO, Ser 2008-10, Cl S, IO
5.627%, 02/20/2038 (A)	481	70
GNMA CMO, Ser 2008-2, Cl MS, IO
6.962%, 01/16/2038 (A)	306	63

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/2033 (B)	$96	$93
GNMA CMO, Ser 2008-33, Cl XS, IO
7.502%, 04/16/2038 (A)	204	48
GNMA CMO, Ser 2008-55, Cl SA, IO
5.997%, 06/20/2038 (A)	418	64
GNMA CMO, Ser 2008-95, Cl DS, IO
7.097%, 12/20/2038 (A)	662	127
GNMA CMO, Ser 2009-102, Cl SM, IO
6.202%, 06/16/2039 (A)	652	61
GNMA CMO, Ser 2009-106, Cl AS, IO
6.202%, 11/16/2039 (A)	815	138
GNMA CMO, Ser 2009-106, Cl KS, IO
6.197%, 11/20/2039 (A)	8,077	1,375
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/2039	252	59
GNMA CMO, Ser 2009-14, Cl NI, IO
6.500%, 03/20/2039	13	2
GNMA CMO, Ser 2009-18, Cl PI, IO
5.500%, 11/16/2037	473	52
GNMA CMO, Ser 2009-22, Cl SA, IO
6.067%, 04/20/2039 (A)	660	99
GNMA CMO, Ser 2009-24, Cl DS, IO
6.097%, 03/20/2039 (A)	236	20
GNMA CMO, Ser 2009-25, Cl SE, IO
7.397%, 09/20/2038 (A)	253	52
GNMA CMO, Ser 2009-33, Cl TI, IO
6.000%, 05/20/2039	106	21
GNMA CMO, Ser 2009-42, Cl IY, IO
1.000%, 06/16/2037 (A)	974	35
GNMA CMO, Ser 2009-42, Cl SC, IO
5.877%, 06/20/2039 (A)	207	30
GNMA CMO, Ser 2009-43, Cl SA, IO
5.747%, 06/20/2039 (A)	522	75
GNMA CMO, Ser 2009-6, Cl SH, IO
5.837%, 02/20/2039 (A)	450	65
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/2038	255	34
GNMA CMO, Ser 2009-65, Cl TS, IO
6.197%, 12/20/2038 (A)	764	86
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	2,245	2,614
GNMA CMO, Ser 2009-66, Cl XS, IO
6.602%, 07/16/2039 (A)	82	13
GNMA CMO, Ser 2009-67, Cl SA, IO
5.852%, 08/16/2039 (A)	489	83
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/2037 (B)	520	446
GNMA CMO, Ser 2009-8, Cl PS, IO
6.102%, 08/16/2038 (A)	76	11
GNMA CMO, Ser 2010-14, Cl AO, PO
0.000%, 12/20/2032 (B)	212	205

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-14, Cl BO, PO
0.000%, 11/20/2035 (B)	$275	$252
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/2035 (B)	336	308
GNMA CMO, Ser 2010-144, Cl BI, IO
4.000%, 09/16/2037	2,198	123
GNMA CMO, Ser 2010-31, Cl GS, IO
6.297%, 03/20/2039 (A)	428	56
GNMA CMO, Ser 2010-4, Cl NS, IO
6.192%, 01/16/2040 (A)	10,949	1,917
GNMA CMO, Ser 2010-4, Cl SL, IO
6.202%, 01/16/2040 (A)	230	37
GNMA CMO, Ser 2010-47, Cl PX, IO
6.497%, 06/20/2037 (A)	1,283	226
GNMA CMO, Ser 2010-47, Cl XN, IO
6.352%, 04/16/2034 (A)	30	1
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	2,900	3,120
GNMA CMO, Ser 2010-74, Cl C
4.244%, 05/16/2041 (A)	5,000	5,160
GNMA CMO, Ser 2010-85, Cl HS, IO
6.447%, 01/20/2040 (A)	987	174
GNMA CMO, Ser 2010-H10, Cl FC
1.189%, 05/20/2060 (A)	4,160	4,258
GNMA CMO, Ser 2010-H26, Cl LF
0.538%, 08/20/2058 (A)	5,585	5,576
GNMA CMO, Ser 2011-142, Cl IO, IO
0.922%, 09/16/2046 (A)	41,496	1,835
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	105	24
GNMA CMO, Ser 2011-H09, Cl AF
0.688%, 03/20/2061 (A)	1,472	1,474
GNMA CMO, Ser 2012-112, Cl IO, IO
0.768%, 02/16/2053 (A)	9,058	422
GNMA CMO, Ser 2012-124, Cl AS, IO
6.002%, 10/16/2042 (A)	1,505	302
GNMA CMO, Ser 2012-141, Cl WC
3.748%, 01/20/2042 (A)	716	751
GNMA CMO, Ser 2012-142, Cl IO, IO
1.098%, 04/16/2054 (A)	20,972	1,211
GNMA CMO, Ser 2012-27, Cl IO, IO
1.224%, 04/16/2053 (A)	13,400	798
GNMA CMO, Ser 2012-61, Cl FM
0.598%, 05/16/2042 (A)	1,025	1,034
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	1,952	216
GNMA CMO, Ser 2012-98, Cl SA, IO
5.917%, 08/16/2042 (A)	1,331	226
GNMA CMO, Ser 2012-H15, Cl FA
0.638%, 05/20/2062 (A)	895	896
GNMA CMO, Ser 2012-H21, Cl CF
0.888%, 05/20/2061 (A)	2,040	2,048

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2012-H21, Cl DF
0.838%, 05/20/2061 (A)	$1,365	$1,365
GNMA CMO, Ser 2012-H22, Cl FD
0.649%, 01/20/2061 (A)	2,174	2,175
GNMA CMO, Ser 2012-H24, Cl FA
0.638%, 03/20/2060 (A)	805	807
GNMA CMO, Ser 2012-H24, Cl FE
0.788%, 10/20/2062 (A)	1,386	1,392
GNMA CMO, Ser 2012-H24, Cl FG
0.624%, 04/20/2060 (A)	1,644	1,644
GNMA CMO, Ser 2012-H26, Cl MA
0.740%, 07/20/2062 (A)	1,375	1,377
GNMA CMO, Ser 2012-H27, Cl FB
0.688%, 10/20/2062 (A)	2,724	2,727
GNMA CMO, Ser 2012-H28, Cl FA
0.768%, 09/20/2062 (A)	2,055	2,052
GNMA CMO, Ser 2012-H30, Cl JA
0.668%, 01/20/2060 (A)	953	955
GNMA CMO, Ser 2012-H30, Cl PA
0.524%, 11/20/2059 (A)	795	796
GNMA CMO, Ser 2013-145, Cl IO, IO
1.073%, 09/16/2044 (A)	11,097	740
GNMA CMO, Ser 2013-163, Cl IO, IO
1.216%, 02/16/2046 (A)	14,232	1,048
GNMA CMO, Ser 2013-178, Cl IO, IO
0.928%, 06/16/2055 (A)	6,753	397
GNMA CMO, Ser 2013-63, Cl IO, IO
0.758%, 09/16/2051 (A)	35,853	2,197
GNMA CMO, Ser 2013-H01, Cl JA
0.508%, 01/20/2063 (A)	1,261	1,249
GNMA CMO, Ser 2013-H01, Cl TA
0.688%, 01/20/2063 (A)	1,688	1,690
GNMA CMO, Ser 2014-124, Cl IE, IO
0.870%, 05/16/2054 (A)	12,039	731
GNMA CMO, Ser 2014-47, Cl IA, IO
1.214%, 02/16/2048 (A)	7,580	514
GNMA CMO, Ser 2014-50, Cl IO, IO
1.020%, 09/16/2055 (A)	10,023	667
GNMA CMO, Ser 2014-H04, Cl FB
0.838%, 02/20/2064 (A)	2,826	2,840
GNMA TBA
4.000%, 09/01/2039 to 09/20/2045	9,430	10,004
3.500%, 09/15/2041 to 09/20/2045	58,815	61,229
3.000%, 09/01/2042	12,200	12,379
GNMA, Ser 2012-44, Cl A
2.170%, 04/16/2041	1,238	1,252
GNMA, Ser 2014-186, Cl IO, IO
0.869%, 08/16/2054 (A)	18,188	1,246
GNMA, Ser 2015-47, Cl AC
2.500%, 05/16/2055	1,324	1,326
GNMA, Ser 2015-73, Cl IO, IO
0.894%, 11/16/2055 (A)	17,263	1,291

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA, Ser 2015-85, Cl AB
2.800%, 02/16/2047 (A)	$3,518	$3,597
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	1,719	1,726
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.641%, 10/07/2020 (A)	6,744	6,778
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.548%, 11/06/2017 (A)	2,630	2,635
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.751%, 12/08/2020 (A)	452	455
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
0.751%, 12/08/2020 (A)	391	393
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.637%, 01/08/2020 (A)	52	53
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.591%, 02/06/2020 (A)	627	629

		1,407,310

Non-Agency Mortgage-Backed Obligations — 6.5%
A10 Term Asset Financing LLC, Ser 2013-2, Cl B
4.380%, 11/15/2027 (C)	250	252
A10 Term Asset Financing LLC, Ser 2014-1, Cl A1
1.720%, 04/15/2033 (C)	593	591
A10 Term Asset Financing LLC, Ser 2014-1, Cl A2
3.020%, 04/15/2033 (C)	603	604
Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/2031 (B)	110	96
American General Mortgage Loan Trust, Ser 2010-1A, Cl A3
5.650%, 03/25/2058 (A) (C)	475	480
ASG Resecuritization Trust, Ser 2009-2, Cl G60
4.655%, 05/24/2036 (A) (C)	159	159
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.080%, 03/26/2037 (A) (C)	521	519
ASG Resecuritization Trust, Ser 2009-4, Cl A60
6.000%, 06/28/2037 (C)	115	116
ASG Resecuritization Trust, Ser 2011-1, Cl 3A50
2.559%, 11/28/2035 (A) (C)	316	310
BAMLL Commercial Mortgage Securities Trust, Ser 2015-200P, Cl A
3.218%, 04/14/2033 (C)	420	416

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/2034	$168	$177
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/2034	336	349
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 1CB1
5.500%, 09/25/2033	248	258
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/2018	168	170
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/2019	115	118
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/2019	141	138
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
6.119%, 11/25/2021 (A)	85	79
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
6.279%, 04/25/2037 (A)	248	192
Banc of America Funding, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	16	17
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	224	241
Banc of America Funding, Ser 2004-C, Cl 1A1
2.915%, 12/20/2034 (A)	77	76
Banc of America Funding, Ser 2005-B, Cl 2A1
2.675%, 04/20/2035 (A)	2,880	2,599
Banc of America Funding, Ser 2010-R11A, Cl 1A6
5.197%, 08/26/2035 (A) (C)	210	212
Banc of America Funding, Ser 2012-R6, Cl 1A1
3.000%, 10/26/2039 (C)	1,137	1,128
Banc of America Funding, Ser 2015-R2, Cl 9A1
0.406%, 03/27/2036 (A) (C)	7,090	6,817
Banc of America Mortgage Securities, Ser 2003-3, Cl 1A7
5.500%, 05/25/2033	256	263
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.741%, 05/25/2018 (A)	59	57
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.641%, 08/25/2018 (A)	35	35
Banc of America Mortgage Securities, Ser 2003-A, Cl 2A2
3.137%, 02/25/2033 (A)	2	2
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
2.821%, 06/25/2033 (A)	143	144

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/2034	$143	$145
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/2019	46	47
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/2019	28	28
Banc of America Mortgage Securities, Ser 2004-9, Cl 3A1
6.500%, 09/25/2032	37	39
Banc of America Mortgage Trust, Ser 2003-I, Cl 2A6
2.765%, 10/25/2033 (A)	6,120	6,243
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A1
0.429%, 12/25/2036 (A) (C)	1,566	1,415
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (C)	1,500	1,483
BCAP LLC Trust, Ser 2009-RR13, Cl 17A2
5.500%, 04/26/2037 (A) (C)	227	233
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (C)	309	327
BCAP LLC Trust, Ser 2010-RR12, Cl 2A5
4.500%, 01/26/2036 (A) (C)	296	295
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.402%, 04/26/2037 (A) (C)	343	349
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
2.670%, 04/26/2035 (A) (C)	53	52
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
2.251%, 07/26/2045 (A) (C)	640	641
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.856%, 02/26/2047 (A) (C)	52	51
BCAP LLC Trust, Ser 2010-RR8, Cl 3A4
2.738%, 05/26/2035 (A) (C)	700	670
BCAP LLC Trust, Ser 2011-RR10, Cl 2A1
1.074%, 09/26/2037 (A) (C)	604	581
BCAP LLC Trust, Ser 2011-RR4, Cl 6A3
5.000%, 08/26/2037 (A) (C)	628	635
BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.337%, 05/28/2036 (A) (C)	343	339
BCAP LLC Trust, Ser 2012-RR10, Cl 3A1
0.375%, 05/26/2036 (A) (C)	904	864
BCAP LLC Trust, Ser 2012-RR2, Cl 1A1
0.357%, 08/26/2036 (A) (C)	217	214
BCAP LLC Trust, Ser 2012-RR3, Cl 2A5
2.058%, 05/26/2037 (A) (C)	279	280
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.021%, 05/25/2034 (A)	56	55

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.501%, 05/25/2034 (A)	$196	$186
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.320%, 08/25/2035 (A)	217	219
Bear Stearns Alt-A Trust, Ser 2004-13, Cl A1
0.939%, 11/25/2034 (A)	28	28
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.521%, 06/11/2041 (A) (C)	729	—
Bear Stearns Commercial Mortgage Securities, Ser 2006-T22, Cl A4
5.592%, 04/12/2038 (A)	3,384	3,413
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW10, Cl A4
5.405%, 12/11/2040 (A)	166	166
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl AJ
5.202%, 07/15/2044 (A)	600	599
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl AM
5.346%, 01/15/2046 (A)	200	202
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.086%, 01/15/2046 (A) (C)	52,526	3
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl A3
5.293%, 12/11/2049	13	13
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.367%, 12/11/2049 (A) (C)	33,594	143
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (A) (C)	2,670	2,966
CG-CCRE Commercial Mortgage Trust, Ser 2014-FL1, Cl A
1.134%, 06/15/2031 (A) (C)	1,360	1,357
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.666%, 02/25/2037 (A)	148	148
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.608%, 02/25/2037 (A)	114	113
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.694%, 07/25/2037 (A)	246	245
Chevy Chase Funding LLC Mortgage-Backed Certificates, Ser 2003-4X, Cl A2
0.589%, 10/25/2034 (A)	4,751	4,421
Chevy Chase Funding LLC Mortgage-Backed Certificates, Ser 2004-1A, Cl A1
0.479%, 01/25/2035 (A) (C)	26	24
Chevy Chase Funding LLC Mortgage-Backed Certificates, Ser 2004-1A, Cl A2
0.529%, 01/25/2035 (A) (C)	3,553	3,223

11	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31,2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CHL Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
2.574%, 08/25/2034 (A)	$308	$302
CHL Mortgage Pass-Through Trust, Ser 2004-5, Cl 1A4
5.500%, 06/25/2034	310	323
CHL Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	165	170
CHL Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	398	381
Citigroup Commercial Mortgage Trust, Ser 2013-GC17, Cl A4
4.131%, 11/10/2046	972	1,037
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl A
0.938%, 06/15/2033 (A) (C)	1,070	1,065
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	1,290	1,327
Citigroup Mortgage Loan Trust, Ser 2004-HYB1, Cl A41
2.842%, 02/25/2034 (A)	42	42
Citigroup Mortgage Loan Trust, Ser 2004-RR2, Cl A2
2.602%, 05/25/2034 (A) (C)	359	370
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
2.258%, 08/25/2034 (A)	106	102
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/2035	208	217
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
2.733%, 11/25/2038 (A) (C)	451	451
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
2.411%, 09/25/2033 (A) (C)	306	310
Citigroup Mortgage Loan Trust, Ser 2009-11, Cl 3A1
5.750%, 05/25/2037 (A) (C)	328	337
Citigroup Mortgage Loan Trust, Ser 2009-5, Cl 8A1
6.000%, 06/25/2036 (C)	667	694
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.614%, 02/25/2035 (A) (C)	82	81
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 5A6
4.000%, 11/25/2036 (C)	569	576
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 6A6
4.500%, 12/25/2036 (C)	655	666

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COMM Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/2046 (C)	$2,036	$2,202
COMM Mortgage Trust, Ser 2012-CCRE4, Cl A2
1.801%, 10/15/2045	465	466
COMM Mortgage Trust, Ser 2012-CR1, Cl A2
2.350%, 05/15/2045	2,370	2,406
COMM Mortgage Trust, Ser 2013-CCRE12, Cl A4
4.046%, 10/10/2046	155	165
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	533	549
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	440	468
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	190	204
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.085%, 10/10/2046 (A)	90	95
COMM Mortgage Trust, Ser 2013-LC13, Cl B
5.009%, 08/10/2046 (A) (C)	1,150	1,255
COMM Mortgage Trust, Ser 2014-CCRE18, Cl ASB
3.452%, 07/15/2047	808	840
COMM Mortgage Trust, Ser 2014-PAT, Cl A
0.988%, 08/13/2027 (A) (C)	396	394
COMM Mortgage Trust, Ser 2014-SAVA, Cl A
1.348%, 06/15/2034 (A) (C)	1,594	1,590
COMM Mortgage Trust, Ser 2014-SAVS, Cl D
3.298%, 06/15/2034 (A) (C)	2,080	2,082
COMM Mortgage Trust, Ser 2014-TWC, Cl A
1.037%, 02/13/2032 (A) (C)	550	548
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.421%, 03/10/2047 (A)	15,497	1,258
COMM Mortgage Trust, Ser 2014-UBS3, Cl A4
3.819%, 06/10/2047	1,037	1,083
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/2047	2,492	2,557
COMM Mortgage Trust, Ser 2014-UBS5, Cl A4
3.838%, 09/10/2047	752	784
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	504	522
COMM Mortgage Trust, Ser 2014-UBS6, Cl AM
4.048%, 12/10/2047 (A)	1,740	1,794
COMM Mortgage Trust, Ser 2014-UBS6, Cl ASB
3.387%, 12/10/2047	292	299
COMM Mortgage Trust, Ser 2015-LC21, Cl A4
3.708%, 07/10/2048	569	583
COMM Mortgage Trust, Ser 2015-PC1, Cl ASB
3.608%, 07/10/2050	1,449	1,503
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl XA, IO
1.885%, 08/15/2045 (A)	1,174	106

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31,2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	$90	$90
Commercial Mortgage Pass-Through Certificates, Ser 2012-MVP, Cl A
2.127%, 11/17/2026 (A) (C)	105	105
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (C)	471	476
COOF Securitization Trust, Ser 2014-1, Cl A, IO
3.015%, 06/25/2040 (A) (C)	1,101	139
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/2033	1,081	1,103
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	1,175	1,173
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/2034	93	95
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	447	471
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.270%, 08/25/2035 (A)	514	369
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.599%, 09/25/2035 (A) (C)	2,433	2,209
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.605%, 01/15/2049 (A)	732	772
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	391	399
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A4
5.250%, 11/25/2033	188	192
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	165	174
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/2018	201	209
Credit Suisse First Boston Mortgage Securities, Ser 2004-4, Cl 2A4
5.500%, 09/25/2034	303	330
Credit Suisse First Boston Mortgage Securities, Ser 2004-8, Cl 1A4
5.500%, 12/25/2034	361	390
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/2036 (A) (C)	83	84

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
3.033%, 07/28/2036 (A) (C)	$317	$319
Credit Suisse Mortgage Capital Certificates, Ser 2011-9R, Cl A1
2.174%, 03/27/2046 (A) (C)	117	117
Credit Suisse Mortgage Capital Certificates, Ser 2012-3R, Cl 1A1
2.374%, 07/27/2037 (A) (C)	367	366
Credit Suisse Mortgage Trust, Ser 2014-ICE, Cl A
0.998%, 04/15/2027 (A) (C)	673	668
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl AS
3.849%, 06/15/2057	858	865
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl ASB
3.224%, 06/15/2057	1,056	1,070
CSMC Trust, Ser 2010-16, Cl A3
3.812%, 06/25/2050 (A) (C)	272	274
CSMC Trust, Ser 2012-11R, Cl A6
1.187%, 06/28/2047 (A) (C)	2,876	2,773
CSMC Trust, Ser 2015-1R, Cl 7A3
3.803%, 07/27/2036 (A) (C)	4,331	4,414
CSMC Trust, Ser 2015-5R, Cl 1A1
1.066%, 09/26/2046	7,062	6,837
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A) (C)	2,845	3,128
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (C)	1,925	1,931
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (C)	2,596	2,855
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2005-1, Cl 2A1
5.782%, 02/25/2020 (A)	121	125
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
1.005%, 11/19/2044 (A)	1,261	1,096
FDIC Guaranteed Notes Trust, Ser 2010-S1, Cl 1A
0.740%, 02/25/2048 (A) (C)	944	945
FDIC Trust, Ser 2013-N1, Cl A
4.500%, 10/25/2018 (C)	21	21
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
1.841%, 04/25/2024 (A)	13,900	13,702
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M2
2.591%, 08/25/2024 (A)	3,400	3,421
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M1
1.841%, 08/25/2024 (A)	1,046	1,048

13	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31,2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M1
1.449%, 01/25/2025 (A)	$945	$944
First Horizon Alternative Mortgage Securities, Ser 2004-AA3, Cl A1
2.197%, 09/25/2034 (A)	303	296
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.399%, 07/25/2024 (A)	982	978
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045 (C)	28,017	295
FREMF Mortgage Trust, Ser 2012-K22, Cl C
3.687%, 08/25/2045 (A) (C)	1,110	1,104
FREMF Mortgage Trust, Ser 2014-K714, Cl C
3.856%, 01/25/2047 (A) (C)	390	396
FREMF Mortgage Trust, Ser 2015-K44, Cl B
3.685%, 01/25/2048 (A) (C)	1,090	1,055
GE Business Loan Trust, Ser 2007-1A, Cl A
0.368%, 04/16/2035 (A) (C)	1,219	1,153
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.524%, 11/10/2045 (A)	4,011	4,010
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (A)	2,690	2,699
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
2.937%, 10/19/2033 (A)	638	631
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/2033	223	218
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/2033	295	296
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/2035	256	271
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/2020	78	81
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/2038 (A)	698	699
GS Mortgage Securities II, Ser GC30, Cl AAB
3.120%, 05/10/2050	988	995
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
0.766%, 11/10/2039 (A) (C)	7,999	35
GS Mortgage Securities Trust, Ser 2011-GC3, Cl A2
3.645%, 03/10/2044 (C)	1,078	1,082

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities Trust, Ser 2011-GC5, Cl XA, IO
1.651%, 08/10/2044 (A) (C)	$2,050	$100
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A1
1.144%, 05/10/2045	268	268
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	206	212
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A1
1.264%, 11/10/2046	293	292
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	390	422
GS Mortgage Securities Trust, Ser 2014-GC18, Cl AAB
3.648%, 01/10/2047	865	903
GS Mortgage Securities Trust, Ser 2014-GC20, Cl AAB
3.655%, 04/10/2047	1,021	1,068
GS Mortgage Securities Trust, Ser 2014-GC26, Cl AAB
3.365%, 11/10/2047	1,036	1,062
GS Mortgage Securities Trust, Ser 2015-GC28, Cl A5
3.396%, 02/10/2048	390	390
GS Mortgage Securities Trust, Ser 2015-GC32, Cl AAB
3.513%, 07/10/2048	1,496	1,541
GS Mortgage Securities Trust, Ser 2015-GC32, Cl XA, IO
1.061%, 07/10/2048	20,348	1,239
GS Mortgage Securities Trust, Ser GC6, Cl A1
1.282%, 01/10/2045	19	19
GS Mortgage Securities Trust, Ser GCJ7, Cl A2
2.318%, 05/10/2045	1,722	1,740
GS Mortgage Securities, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (C)	280	284
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A) (C)	2	2
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AF
0.541%, 09/25/2035 (A) (C)	407	346
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
4.672%, 09/25/2035 (A) (C)	326	41
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	246	255
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.699%, 06/25/2035 (A)	37	36

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	$54	$53
HILT Mortgage Trust, Ser 2014-ORL, Cl A
1.088%, 07/15/2029 (A) (C)	1,450	1,425
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.649%, 10/25/2034 (A)	464	464
Impac CMB Trust, Ser 2005-4, Cl 2A1
0.499%, 05/25/2035 (A)	221	217
Impac CMB Trust, Ser 2007-A, Cl M1
0.599%, 05/25/2037 (A) (C)	2,473	2,336
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/2033	394	403
Impac Secured Assets Trust, Ser 2006-1, Cl 2A1
0.549%, 05/25/2036 (A)	313	304
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.549%, 08/25/2036 (A)	457	451
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	4,593	5,233
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 6A1
2.698%, 10/25/2034 (A)	18	17
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.059%, 09/25/2034 (A)	29	26
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
0.999%, 11/25/2034 (A)	48	43
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.081%, 11/15/2045 (A)	410	429
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.887%, 01/15/2047 (A)	230	246
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/2047	550	571
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.561%, 09/15/2047 (A)	750	728
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl ASB
3.407%, 11/15/2047	149	154
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	690	668
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl ASB
3.042%, 10/15/2048	539	542

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A4
3.551%, 06/15/2025	$897	$905
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2025	1,530	1,579
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl AS
4.226%, 07/15/2048 (A)	1,272	1,312
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl ASB
3.559%, 11/15/2024	1,197	1,238
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	4,260	4,361
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	46	46
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP5, Cl A4
5.239%, 12/15/2044 (A)	2,487	2,484
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB14, Cl A4
5.481%, 12/12/2044 (A)	424	426
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.213%, 06/12/2043 (A)	39,809	69
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP7, Cl A4
5.905%, 04/15/2045 (A)	2,326	2,365
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A3SF
0.353%, 05/15/2047 (A)	288	286
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/2047	5,610	5,748
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (C)	839	887
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (C)	683	702
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A2
3.673%, 02/15/2046 (C)	1,504	1,528
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (C)	1,787	1,880
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A2
3.149%, 08/15/2046	608	618
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl A2
1.677%, 12/15/2047	584	585

15	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
2.714%, 07/25/2034 (A)	$85	$87
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
2.114%, 06/25/2034 (A)	969	960
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
2.684%, 09/25/2034 (A)	60	61
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
2.624%, 02/25/2035 (A)	358	366
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
2.506%, 04/25/2035 (A)	146	146
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 5A3
2.765%, 06/25/2035 (A)	481	482
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.708%, 08/25/2034 (A)	565	567
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.671%, 11/25/2033 (A)	585	587
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.696%, 08/25/2034 (A)	270	272
JPMorgan Mortgage Trust, Ser 2015-IVR2, Cl A2
2.771%, 01/25/2045 (A) (C)	1,347	1,358
JPMorgan Resecuritization Trust, Ser 2009-6, Cl 4A1
2.549%, 09/26/2036 (A) (C)	138	139
JPMorgan Resecuritization Trust, Ser 2010-4, Cl 7A1
1.868%, 08/26/2035 (A) (C)	57	57
KGS-Alpha Capital, Ser 2012-A, Cl A, IO
0.859%, 08/27/2037 (A) (C)	5,900	194
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
3.123%, 04/25/2040 (A) (C)	844	120
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.564%, 02/15/2041 (A) (C)	12,836	15
LB-UBS Commercial Mortgage Trust, Ser 2006-C7, Cl A2
5.300%, 11/15/2038	4,414	4,440
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A4
5.424%, 02/15/2040	128	133
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AM
5.455%, 02/15/2040	150	157

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lehman XS Trust, Ser 2005-7N, Cl 1A1B
0.499%, 12/25/2035 (A)	$1,355	$809
LVII Resecuritization Trust, Ser 2009-3, Cl M3
5.242%, 11/27/2037 (A) (C)	30	30
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
2.738%, 11/21/2034 (A)	828	849
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
2.738%, 11/21/2034 (A)	6,089	6,258
Master Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	1,039	1,106
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/2035 (B) (C)	83	67
MASTR Adjustable Rate Mortgages Trust, Ser 2004-5, Cl 3A1
2.599%, 06/25/2034 (A)	8	7
MASTR Alternative Loan Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/2033	164	168
MASTR Alternative Loan Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	458	397
MASTR Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/2033	416	438
MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/2018	14	14
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/2033	130	131
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (C)	2,025	1,998
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.549%, 05/25/2035 (A) (C)	395	323
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
2.539%, 10/25/2032 (A)	8	8
MASTR Seasoned Securitization Trust, Ser 2005-1, Cl 4A1
2.447%, 10/25/2032 (A)	78	78
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
2.715%, 07/25/2033 (A)	97	89
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
2.165%, 12/25/2034 (A)	325	326

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A2
0.895%, 04/25/2029 (A)	$211	$200
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 2A1
2.394%, 02/25/2034 (A)	109	110
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.976%, 02/25/2034 (A)	701	704
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
2.544%, 08/25/2034 (A)	175	179
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A2
1.105%, 09/25/2029 (A)	221	213
Merrill Lynch Mortgage Investors Trust, Ser 2006-1, Cl 1A
2.477%, 02/25/2036 (A)	248	242
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.605%, 12/12/2049 (A) (C)	11,001	67
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl XA, IO
1.820%, 08/15/2045 (A) (C)	4,879	358
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	1,684	1,689
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.082%, 07/15/2046 (A)	1,600	1,712
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	207	205
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/2046	602	604
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C22, Cl A3
3.046%, 05/15/2046	531	514
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl A3
3.451%, 07/15/2050	1,566	1,583
Morgan Stanley Capital I Trust, Ser 2011-C2, Cl A2
3.476%, 06/15/2044 (C)	1,954	1,976
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl AM
3.402%, 07/13/2029 (A) (C)	4,570	4,681
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl B
3.446%, 07/13/2029 (A) (C)	3,870	3,952
Morgan Stanley Capital I, Ser 2007-HQ11, Cl X, IO
0.214%, 02/12/2044 (A) (C)	31,620	80

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	$8,217	$8,350
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.687%, 04/25/2034 (A)	332	350
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/2047	22	16
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (C)	621	619
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl A
2.000%, 07/27/2049 (C)	1,067	1,065
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl B
0.250%, 07/27/2049 (C)	400	356
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (A) (C)	2,030	2,063
New York Mortgage Trust, Ser 2006-1, Cl 2A2
2.615%, 05/25/2036 (A)	342	310
Nomura Resecuritization Trust, Ser 2010-6RA, Cl 1A5
2.650%, 03/26/2036 (A) (C)	246	244
Nomura Resecuritization Trust, Ser 2014-1R, Cl 3A1
0.341%, 07/26/2036 (A) (C)	1,872	1,849
Northstar, Ser 2013-1A, Cl A
2.037%, 08/25/2029 (A) (C)	475	475
Northstar, Ser 2013-1A, Cl B
5.187%, 08/25/2029 (A) (C)	500	500
Opteum Mortgage Acceptance Asset Backed Pass-Through Certificates, Ser 2005-1, Cl M6
1.061%, 02/25/2035 (A)	4,462	4,035
ORES NPL LLC, Ser 2013-LV2, Cl A
3.081%, 09/25/2025 (C)	186	186
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	126	133
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034 (B)	30	24
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (C)	1,791	1,706
RAIT Trust, Ser 2014-FL3, Cl A
1.437%, 12/15/2031 (A) (C)	523	526
RALI Trust, Ser 2003-QS15, Cl A7
5.500%, 08/25/2033	773	787
RALI Trust, Ser 2003-QS18, Cl A1
5.000%, 09/25/2018	103	105
RALI Trust, Ser 2003-QS19, Cl A1
5.750%, 10/25/2033	237	249

17	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

RALI Trust, Ser 2004-QS7, Cl A4
5.500%, 05/25/2034	$1,315	$1,351
RALI Trust, Ser 2005-QO2, Cl A1
1.530%, 09/25/2045 (A)	706	583
RALI Trust, Ser 2005-QO5, Cl A1
1.170%, 01/25/2046 (A)	1,005	700
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	313	321
RAMP Trust, Ser 2005-SL1, Cl A5
6.500%, 05/25/2032	33	30
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/2037 (A) (C)	256	258
RBSSP Resecuritization Trust, Ser 2012-3, Cl 3A1
0.337%, 09/26/2036 (A) (C)	436	418
RCMC LLC, Ser 2012-CRE1, Cl A
5.624%, 11/15/2044 (C)	391	399
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	86	90
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	540	563
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/2033	197	201
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.499%, 12/25/2034 (A)	793	797
RFMSI Trust, Ser 2003-S4, Cl A4
5.750%, 03/25/2033	163	168
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.494%, 09/25/2033 (A)	291	295
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
0.763%, 01/20/2035 (A)	402	370
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M1
2.660%, 12/25/2059 (A) (C)	432	433
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M2
3.560%, 12/25/2059 (A) (C)	330	331
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M3
4.440%, 12/25/2059 (A) (C)	253	254
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M4
5.300%, 12/25/2059 (A) (C)	121	122
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (A) (C)	769	770

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
2.357%, 06/25/2034 (A)	$125	$125
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.519%, 10/25/2035 (A)	2,949	2,627
Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
2.391%, 02/25/2024 (A)	1,580	1,585
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
0.668%, 04/19/2035 (A)	3,180	2,939
Structured Asset Mortgage Investments, Ser 2004-AR5, Cl 1A1
0.865%, 10/19/2034 (A)	219	209
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2001-15A, Cl 4A1
2.185%, 10/25/2031 (A)	48	48
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-32, Cl 1A1
5.490%, 11/25/2033 (A)	65	67
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-33H, Cl 1A1
5.500%, 10/25/2033	402	410
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2004-5H, Cl A4
5.540%, 12/25/2033	441	454
Structured Asset Securities, Ser 2003-31A, Cl 2A7
2.442%, 10/25/2033 (A)	4,870	4,795
Structured Asset Securities, Ser 2003-37A, Cl 2A
3.770%, 12/25/2033 (A)	121	122
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.831%, 09/25/2043 (A)	475	458
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.248%, 05/10/2045 (A) (C)	5,500	577
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (C)	400	412
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A2
2.113%, 05/10/2063	964	974
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl XA, IO
1.731%, 05/10/2063 (A) (C)	3,559	244
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	492	494
VML, Ser 2014-NPL1, Cl A1
3.875%, 04/27/2054 (A) (C)	269	268
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)	100	100

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl XC, IO
0.047%, 06/15/2045 (A) (C)	$76,877	$32
WaMu Mortgage Pass-Through Certificates Trust, Ser 2002-AR18, Cl A
2.515%, 01/25/2033 (A)	209	211
WaMu Mortgage Pass-Through Certificates Trust, Ser 2002-AR6, Cl A
1.570%, 06/25/2042 (A)	63	60
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR10, Cl A7
2.420%, 10/25/2033 (A)	252	258
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR6, Cl A1
2.557%, 06/25/2033 (A)	235	235
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR7, Cl A7
2.414%, 08/25/2033 (A)	205	206
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR8, Cl A
2.390%, 08/25/2033 (A)	138	141
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR9, Cl 1A6
2.411%, 09/25/2033 (A)	452	457
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR9, Cl 2A
2.443%, 09/25/2033 (A)	164	163
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018	46	46
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-S13, Cl 21A1
4.500%, 12/25/2018	75	76
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-S4, Cl 2A10
16.914%, 06/25/2033 (A)	37	45
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	704	723
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-AR3, Cl A1
2.461%, 06/25/2034 (A)	125	127
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-AR3, Cl A2
2.461%, 06/25/2034 (A)	164	166
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-CB2, Cl 7A
5.500%, 08/25/2019	186	191
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-S2, Cl 2A4
5.500%, 06/25/2034	452	472
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR13, Cl A1A1
0.481%, 10/25/2045 (A)	3,187	2,947

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR19, Cl A1A2
0.481%, 12/25/2045 (A)	$3,469	$3,185
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR1, Cl 1A1B
1.240%, 01/25/2046 (A)	2,378	952
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR13, Cl 2A
2.180%, 10/25/2046 (A)	823	757
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR14, Cl 1A4
1.974%, 11/25/2036 (A)	261	231
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR17, Cl 1A1B
0.966%, 12/25/2046 (A)	393	160
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR17, Cl 2A
2.180%, 12/25/2046 (A)	363	334
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-HY1, Cl 1A1
2.178%, 02/25/2037 (A)	2,873	2,397
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	427	88
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/2033	57	61
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033 (B)	56	48
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033 (B)	131	120
Wells Fargo Mortgage Loan Trust, Ser 2012-RR1, Cl A1
2.847%, 08/27/2037 (A) (C)	119	119
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
2.492%, 11/25/2033 (A)	231	232
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-B, Cl A1
2.490%, 02/25/2034 (A)	161	161
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
2.748%, 05/25/2034 (A)	38	38
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.701%, 12/25/2034 (A)	309	311
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.701%, 12/25/2034 (A)	206	210

19	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.609%, 12/25/2034 (A)	$112	$113
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A2
2.609%, 12/25/2034 (A)	167	169
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.626%, 07/25/2034 (A)	397	401
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
2.620%, 08/25/2034 (A)	85	85
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.668%, 09/25/2034 (A)	632	634
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.702%, 10/25/2034 (A)	277	279
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.702%, 10/25/2034 (A)	221	225
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
2.745%, 08/25/2035 (A)	204	202
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, Cl 1A1
2.716%, 03/25/2035 (A)	1,322	1,332
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.643%, 06/25/2035 (A)	407	409
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 2A1
2.638%, 10/25/2033 (A)	134	136
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR18, Cl 1A1
5.747%, 11/25/2036 (A)	342	336
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
2.637%, 04/25/2036 (A)	381	379
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 3A1
2.472%, 04/25/2036 (A)	6,441	6,533
Wells Fargo Re-REMIC Trust, Ser 2012-IO, Cl A
1.750%, 08/20/2021 (C)	227	227
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl XA, IO
1.774%, 12/15/2045 (A) (C)	7,258	641
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl A2
3.431%, 06/15/2045	2,420	2,503
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.534%, 06/15/2045 (A) (C)	3,011	234

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WFRBS Commercial Mortgage Trust, Ser 2012-C8, Cl A1
0.864%, 08/15/2045	$5,352	$5,340
WFRBS Commercial Mortgage Trust, Ser 2012-C8, Cl A3
3.001%, 08/15/2045	3,740	3,768
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl XA, IO
1.478%, 03/15/2048 (A) (C)	14,426	1,047
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047 (A)	210	222
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl XA, IO
1.459%, 03/15/2047 (A)	5,282	379
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl AS
3.891%, 08/15/2047	1,320	1,354
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (A)	2,180	2,215
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl XA, IO
1.341%, 08/15/2047 (A)	16,008	1,162
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.717%, 10/15/2057 (A)	27,702	1,223
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl AS
3.931%, 11/15/2047	1,330	1,350

		345,290

Total Mortgage-Backed Securities (Cost $1,727,022) ($ Thousands)		1,752,600

CORPORATE OBLIGATIONS — 27.9%

Consumer Discretionary — 1.8%
21st Century Fox America
8.875%, 04/26/2023	150	198
7.300%, 04/30/2028	150	181
6.650%, 11/15/2037	310	364
6.200%, 12/15/2034	265	298
Amazon.com
4.950%, 12/05/2044	4,105	4,110
4.800%, 12/05/2034	100	101
3.800%, 12/05/2024	2,255	2,256
3.300%, 12/05/2021	120	122
Bed Bath & Beyond
5.165%, 08/01/2044	850	817
4.915%, 08/01/2034	190	180
Best Buy
5.000%, 08/01/2018	237	251
CBS
4.900%, 08/15/2044	135	119

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CCO Safari II LLC
6.834%, 10/23/2055 (C)	$50	$50
6.484%, 10/23/2045 (C)	3,865	3,932
6.384%, 10/23/2035 (C)	421	429
Coach
4.250%, 04/01/2025	970	908
Comcast
6.950%, 08/15/2037	1,040	1,361
6.550%, 07/01/2039	340	435
6.450%, 03/15/2037	290	361
6.400%, 03/01/2040	280	350
4.400%, 08/15/2035	4,630	4,647
4.250%, 01/15/2033	420	416
4.200%, 08/15/2034	570	557
3.375%, 02/15/2025	800	796
3.375%, 08/15/2025	1,020	1,017
Comcast Cable Communications Holdings
9.455%, 11/15/2022	660	908
Cox Communications
4.800%, 02/01/2035 (C)	865	771
4.700%, 12/15/2042 (C)	10	9
CVS Health
5.750%, 05/15/2041	280	318
2.800%, 07/20/2020	965	975
2.750%, 12/01/2022	230	224
CVS Pass-Through Trust
6.036%, 12/10/2028	2,102	2,383
5.926%, 01/10/2034 (C)	182	204
5.880%, 01/10/2028	141	160
5.789%, 01/10/2026 (C)	1,285	1,434
Daimler Finance North America LLC
2.625%, 09/15/2016 (C)	389	395
2.375%, 08/01/2018 (C)	4,410	4,437
2.000%, 08/03/2018 (C)	150	150
1.875%, 01/11/2018 (C)	1,241	1,240
1.125%, 03/10/2017 (C)	2,585	2,570
DIRECTV Holdings
4.450%, 04/01/2024	1,465	1,481
3.800%, 03/15/2022	730	724
DIRECTV Holdings LLC
3.950%, 01/15/2025	1,995	1,934
Discovery Communications
4.950%, 05/15/2042	115	99
Gap
5.950%, 04/12/2021	236	261
General Motors
5.200%, 04/01/2045	460	433
5.000%, 04/01/2035	780	733
3.500%, 10/02/2018	1,745	1,770
General Motors Financial
4.750%, 08/15/2017	2,250	2,333
3.450%, 04/10/2022	1,395	1,327
3.200%, 07/13/2020	159	157

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Historic TW
9.150%, 02/01/2023	$300	$393
Home Depot
2.625%, 06/01/2022	1,835	1,805
Hyundai Capital America
2.600%, 03/19/2020 (C)	1,540	1,525
2.125%, 10/02/2017 (C)	650	652
Johnson Controls
5.250%, 12/01/2041	100	100
4.950%, 07/02/2064	365	321
3.750%, 12/01/2021	289	292
Kohl’s
5.550%, 07/17/2045	615	581
Lowe’s MTN
7.110%, 05/15/2037	250	329
5.125%, 11/15/2041	48	53
Macy’s Retail Holdings
7.450%, 07/15/2017	120	132
6.900%, 04/01/2029	100	120
5.125%, 01/15/2042	54	51
4.300%, 02/15/2043	153	130
2.875%, 02/15/2023	232	215
McDonald’s MTN
5.350%, 03/01/2018	670	729
3.375%, 05/26/2025	870	854
2.200%, 05/26/2020	610	602
NBCUniversal Media LLC
4.375%, 04/01/2021	820	888
Nissan Motor Acceptance
1.800%, 03/15/2018 (C)	255	255
QVC
5.950%, 03/15/2043	50	46
Scripps Networks Interactive
3.950%, 06/15/2025	1,090	1,063
3.900%, 11/15/2024	1,130	1,123
3.500%, 06/15/2022	640	628
2.800%, 06/15/2020	915	901
Starbucks
4.300%, 06/15/2045	40	40
Time Warner
7.700%, 05/01/2032	2,530	3,281
7.625%, 04/15/2031	2,985	3,742
6.500%, 11/15/2036	50	58
6.250%, 03/29/2041	355	401
5.375%, 10/15/2041	37	38
4.750%, 03/29/2021	780	840
4.700%, 01/15/2021	670	725
Time Warner Cable
8.250%, 04/01/2019	2,890	3,380
7.300%, 07/01/2038	100	106
6.550%, 05/01/2037	2,061	2,075
4.125%, 02/15/2021	110	112

21	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Time Warner Entertainment
8.375%, 07/15/2033	$1,380	$1,643
Viacom
5.250%, 04/01/2044	555	478
4.850%, 12/15/2034	1,366	1,149
4.250%, 09/01/2023	430	409
3.875%, 12/15/2021	200	195
3.250%, 03/15/2023	44	39
Volkswagen Group of America Finance LLC
2.450%, 11/20/2019 (C)	1,600	1,601
Volkswagen International Finance
2.375%, 03/22/2017 (C)	146	148
1.125%, 11/18/2016 (C)	2,835	2,831
Walgreens Boots Alliance
4.800%, 11/18/2044	1,090	1,009
4.500%, 11/18/2034	64	59
Wal-Mart Stores
5.800%, 02/15/2018	1,760	1,950
4.300%, 04/22/2044	3,240	3,280
3.300%, 04/22/2024	175	177
Walt Disney MTN
0.450%, 12/01/2015	125	125
Yum! Brands
5.350%, 11/01/2043	715	680

		96,045

Consumer Staples — 1.8%
Altria Group
9.950%, 11/10/2038	290	463
9.250%, 08/06/2019	2,120	2,626
5.375%, 01/31/2044	880	923
4.750%, 05/05/2021	1,260	1,359
4.500%, 05/02/2043	925	856
2.850%, 08/09/2022	1,690	1,626
2.625%, 01/14/2020	1,670	1,668
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	3,515	4,141
5.375%, 01/15/2020	2,360	2,648
2.500%, 07/15/2022	2,086	2,008
BAT International Finance
3.950%, 06/15/2025 (C)	1,665	1,700
Bunge Finance
5.900%, 04/01/2017	107	113
Cargill
6.000%, 11/27/2017 (C)	100	109
Coca-Cola Femsa
2.375%, 11/26/2018	2,020	2,037
ConAgra Foods
2.100%, 03/15/2018	69	69
1.900%, 01/25/2018	405	402
CVS Health
5.125%, 07/20/2045	1,620	1,731
4.875%, 07/20/2035	710	733
3.875%, 07/20/2025	1,875	1,919

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.500%, 07/20/2022	$390	$398
Diageo Investment
2.875%, 05/11/2022	3,730	3,645
EMD Finance LLC
2.400%, 03/19/2020 (C)	2,240	2,215
1.700%, 03/19/2018 (C)	1,930	1,924
ERAC USA Finance LLC
6.700%, 06/01/2034 (C)	221	263
5.625%, 03/15/2042 (C)	1,293	1,384
4.500%, 02/15/2045 (C)	400	367
Heineken
1.400%, 10/01/2017 (C)	770	767
Imperial Tobacco Finance
2.050%, 02/11/2018 (C)	790	788
Kimberly-Clark
2.400%, 03/01/2022	36	35
Kraft Foods Group
6.500%, 02/09/2040	700	830
6.125%, 08/23/2018	100	111
5.375%, 02/10/2020	847	938
5.000%, 06/04/2042	100	102
3.500%, 06/06/2022	3,495	3,526
Kraft Heinz Foods
5.200%, 07/15/2045 (C)	950	998
5.000%, 07/15/2035 (C)	560	579
4.875%, 02/15/2025 (C)	400	432
3.950%, 07/15/2025 (C)	3,020	3,067
3.500%, 07/15/2022 (C)	1,595	1,610
2.800%, 07/02/2020 (C)	2,180	2,179
1.600%, 06/30/2017 (C)	2,190	2,188
Kroger
7.500%, 04/01/2031	280	359
6.900%, 04/15/2038	570	717
5.400%, 07/15/2040	45	48
2.950%, 11/01/2021	1,215	1,199
Molson Coors Brewing
3.500%, 05/01/2022	220	223
Mondelez International
4.000%, 02/01/2024	4,390	4,498
Novartis Capital
2.400%, 09/21/2022	200	195
PepsiCo
7.900%, 11/01/2018	339	401
4.250%, 10/22/2044	640	624
3.500%, 07/17/2025	835	845
1.850%, 04/30/2020	1,030	1,010
1.250%, 04/30/2018	520	518
Pernod Ricard
5.750%, 04/07/2021 (C)	2,007	2,250
5.500%, 01/15/2042 (C)	1,400	1,487
4.450%, 01/15/2022 (C)	1,890	1,973
Philip Morris International
2.900%, 11/15/2021	1,750	1,740

22	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.500%, 08/22/2022	$1,530	$1,474
Reynolds American
8.125%, 06/23/2019 (C)	570	672
6.150%, 09/15/2043	640	703
5.850%, 08/15/2045	1,510	1,626
5.700%, 08/15/2035	1,090	1,154
4.450%, 06/12/2025	1,010	1,038
3.750%, 05/20/2023 (C)	770	748
3.250%, 06/12/2020	630	638
3.250%, 11/01/2022	810	788
Tyson Foods
5.150%, 08/15/2044	1,750	1,795
3.950%, 08/15/2024	680	680
UBM
5.750%, 11/03/2020 (C)	850	921
Walgreen
3.100%, 09/15/2022	234	226
Walgreens Boots Alliance
3.300%, 11/18/2021	2,463	2,439
Wm Wrigley Jr
3.375%, 10/21/2020 (C)	1,960	2,011
2.900%, 10/21/2019 (C)	2,843	2,892
2.400%, 10/21/2018 (C)	1,085	1,096
2.000%, 10/20/2017 (C)	550	553

		95,018

Energy — 3.4%
Anadarko Holding
7.150%, 05/15/2028	150	174
Anadarko Petroleum
6.375%, 09/15/2017	2,430	2,629
4.500%, 07/15/2044	1,000	909
ANR Pipeline
9.625%, 11/01/2021	100	133
Apache
6.900%, 09/15/2018	180	203
5.625%, 01/15/2017	370	395
4.250%, 01/15/2044	910	770
3.250%, 04/15/2022	56	54
Baker Hughes
7.500%, 11/15/2018	2,020	2,335
BG Energy Capital
5.125%, 10/15/2041 (C)	200	209
4.000%, 10/15/2021 (C)	2,775	2,906
BP Capital Markets
3.561%, 11/01/2021	110	113
3.535%, 11/04/2024	300	294
3.506%, 03/17/2025	2,325	2,288
3.245%, 05/06/2022	950	943
2.248%, 11/01/2016	159	161
Buckeye Partners
5.850%, 11/15/2043	40	37
Burlington Resources
8.200%, 03/15/2025	400	514

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Canadian Natural Resources
7.200%, 01/15/2032	$150	$166
6.450%, 06/30/2033	200	210
Canadian Oil Sands
6.000%, 04/01/2042 (C)	883	707
Cenovus Energy
6.750%, 11/15/2039	21	22
4.450%, 09/15/2042	56	44
3.000%, 08/15/2022	45	41
Chevron
3.191%, 06/24/2023	95	95
2.411%, 03/03/2022	1,980	1,922
2.355%, 12/05/2022	160	152
1.365%, 03/02/2018	2,285	2,277
CNOOC Finance 2013
3.000%, 05/09/2023	253	237
CNOOC Finance 2015 USA LLC
3.500%, 05/05/2025	2,900	2,783
Conoco Funding
6.950%, 04/15/2029	995	1,244
ConocoPhillips
4.150%, 11/15/2034	2,065	1,949
2.875%, 11/15/2021	850	843
Continental Resources
5.000%, 09/15/2022	60	54
4.900%, 06/01/2044	1,000	746
4.500%, 04/15/2023	415	374
Devon Energy
6.300%, 01/15/2019	100	112
5.600%, 07/15/2041	1,480	1,504
5.000%, 06/15/2045	1,120	1,069
4.750%, 05/15/2042	127	117
3.250%, 05/15/2022	2,415	2,331
Devon Financing
7.875%, 09/30/2031	520	648
Diamond Offshore Drilling
4.875%, 11/01/2043 (D)	283	204
Ecopetrol
7.375%, 09/18/2043	200	196
5.875%, 05/28/2045	2,030	1,634
5.375%, 06/26/2026	2,450	2,287
4.125%, 01/16/2025	167	147
Encana
5.150%, 11/15/2041	2,525	2,034
Energy Transfer Partners
8.250%, 11/15/2029	4,295	5,131
6.125%, 12/15/2045	150	144
5.150%, 03/15/2045	67	56
4.750%, 01/15/2026	1,835	1,741
4.150%, 10/01/2020	620	625
4.050%, 03/15/2025	1,130	1,026
3.318%, 11/01/2066 (A)	485	361
2.500%, 06/15/2018	1,190	1,182

23	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Eni
5.700%, 10/01/2040 (C)	$200	$203
EnLink Midstream Partners
5.050%, 04/01/2045	1,915	1,602
Ensco
5.750%, 10/01/2044	56	42
5.200%, 03/15/2025 (D)	355	318
Enterprise Products Operating LLC
5.250%, 01/31/2020	104	114
5.100%, 02/15/2045	32	30
4.950%, 10/15/2054	55	47
4.900%, 05/15/2046	940	848
4.850%, 03/15/2044	180	162
4.050%, 02/15/2022	150	153
3.900%, 02/15/2024	99	97
3.750%, 02/15/2025	1,004	960
3.700%, 02/15/2026	1,225	1,156
EOG Resources
4.100%, 02/01/2021	150	161
2.625%, 03/15/2023	88	83
Exxon Mobil
3.567%, 03/06/2045	1,500	1,378
2.709%, 03/06/2025	1,390	1,357
1.912%, 03/06/2020	1,960	1,951
1.305%, 03/06/2018	1,670	1,669
Florida Gas Transmission LLC
7.900%, 05/15/2019 (C)	1,850	2,139
3.875%, 07/15/2022 (C)	2,170	2,131
Halliburton
6.150%, 09/15/2019	300	343
Hess
8.125%, 02/15/2019	1,020	1,189
Kerr-McGee
6.950%, 07/01/2024	3,590	4,236
Kinder Morgan
6.950%, 06/01/2028	2,250	2,387
5.550%, 06/01/2045	315	270
5.300%, 12/01/2034	730	634
4.300%, 06/01/2025	5,330	4,918
Kinder Morgan Energy Partners
6.500%, 04/01/2020	3,327	3,695
4.100%, 11/15/2015	1,520	1,528
Magellan Midstream Partners
3.200%, 03/15/2025	57	52
Marathon Oil
6.600%, 10/01/2037	80	84
5.200%, 06/01/2045	1,405	1,241
3.850%, 06/01/2025	290	265
Marathon Petroleum
5.000%, 09/15/2054	170	149
MPLX
4.000%, 02/15/2025	165	152

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nabors Industries
5.000%, 09/15/2020	$155	$155
4.625%, 09/15/2021	155	148
National Oilwell Varco
1.350%, 12/01/2017	81	80
Newfield Exploration
5.625%, 07/01/2024	1,065	1,036
Noble Energy
5.250%, 11/15/2043	150	134
5.050%, 11/15/2044	86	77
4.150%, 12/15/2021	2,180	2,168
3.900%, 11/15/2024	1,200	1,134
Noble Holding International
5.250%, 03/15/2042	119	80
4.000%, 03/16/2018	48	47
3.950%, 03/15/2022	40	33
Occidental Petroleum
4.625%, 06/15/2045	400	398
3.125%, 02/15/2022	810	804
2.700%, 02/15/2023	150	142
1.750%, 02/15/2017	153	154
ONEOK Partners
6.650%, 10/01/2036	75	74
2.000%, 10/01/2017	1,175	1,158
Panhandle Eastern Pipeline
8.125%, 06/01/2019	1,161	1,355
Petrobras Global Finance
6.850%, 06/05/2115	1,290	971
6.250%, 03/17/2024	2,459	2,154
4.875%, 03/17/2020	1,460	1,278
4.375%, 05/20/2023	196	154
Petrobras International Finance
7.875%, 03/15/2019	200	202
6.750%, 01/27/2041	300	230
6.125%, 10/06/2016	700	704
5.750%, 01/20/2020	1,127	1,025
5.375%, 01/27/2021	6,160	5,430
Petro-Canada
7.875%, 06/15/2026	100	132
6.800%, 05/15/2038	200	244
6.050%, 05/15/2018	100	110
Petroleos Mexicanos
6.625%, 06/15/2035	5,602	5,711
6.375%, 01/23/2045	3,770	3,662
5.625%, 01/23/2046 (C)	1,165	1,037
4.875%, 01/18/2024	81	81
4.500%, 01/23/2026 (C)	795	755
4.250%, 01/15/2025 (C)	74	70
3.500%, 01/30/2023	785	730
2.460%, 12/15/2025	3,131	3,155
2.378%, 04/15/2025	1,740	1,757
Phillips 66
4.300%, 04/01/2022	57	60

24	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.950%, 05/01/2017	$76	$78
Plains All American Pipeline
4.900%, 02/15/2045	269	242
3.600%, 11/01/2024	200	186
2.600%, 12/15/2019	88	85
QEP Resources
5.375%, 10/01/2022	550	474
Rowan
5.850%, 01/15/2044	480	351
5.400%, 12/01/2042	761	537
Sabine Pass LNG
7.500%, 11/30/2016 (C)	940	968
Schlumberger Investment
3.650%, 12/01/2023	100	102
3.300%, 09/14/2021 (C)	317	322
Shell International Finance
6.375%, 12/15/2038	840	1,065
4.375%, 03/25/2020	70	77
4.375%, 05/11/2045	2,770	2,739
4.300%, 09/22/2019	500	540
4.125%, 05/11/2035	8,470	8,229
3.400%, 08/12/2023	2,145	2,163
Sinopec Group Overseas Development 2012
2.750%, 05/17/2017 (C)	900	913
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (C)	2,700	2,816
Spectra Energy Capital LLC
5.650%, 03/01/2020	375	403
Spectra Energy Partners
4.500%, 03/15/2045	1,700	1,433
Statoil
5.250%, 04/15/2019	200	222
3.700%, 03/01/2024	1,085	1,098
3.150%, 01/23/2022	100	101
3.125%, 08/17/2017	100	103
2.900%, 11/08/2020	1,435	1,462
2.450%, 01/17/2023	111	105
Suncor Energy
3.600%, 12/01/2024	3,615	3,533
Sunoco Logistics Partners Operations
5.350%, 05/15/2045	498	425
5.300%, 04/01/2044	50	42
4.250%, 04/01/2024	78	73
Talisman Energy
3.750%, 02/01/2021	985	955
TC PipeLines
4.650%, 06/15/2021	412	420
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,000	2,314
8.000%, 02/01/2016	3,205	3,290
Texas Eastern Transmission
2.800%, 10/15/2022 (C)	375	345

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tosco
8.125%, 02/15/2030	$100	$138
Total Capital
2.300%, 03/15/2016	300	303
Total Capital International
3.750%, 04/10/2024	74	75
2.875%, 02/17/2022	2,515	2,488
2.750%, 06/19/2021	100	100
2.700%, 01/25/2023	138	132
1.550%, 06/28/2017	150	151
0.750%, 01/25/2016	45	45
TransCanada Pipelines
7.125%, 01/15/2019	200	232
6.500%, 08/15/2018	100	112
TransCanada PipeLines
4.625%, 03/01/2034	2,405	2,308
Transocean
7.850%, 12/15/2041	33	23
6.500%, 11/15/2020 (D)	275	227
6.375%, 12/15/2021 (D)	252	201
5.050%, 12/15/2016	360	361
3.000%, 10/15/2017	1,720	1,582
Valero Energy
7.500%, 04/15/2032	710	847
4.900%, 03/15/2045	1,000	905
Weatherford International
9.875%, 03/01/2039	250	270
6.500%, 08/01/2036	83	68
5.950%, 04/15/2042	935	715
4.500%, 04/15/2022	762	643
Western Gas Partners
5.375%, 06/01/2021	429	455
3.950%, 06/01/2025	1,775	1,646
Williams
8.750%, 03/15/2032	1,284	1,480
7.875%, 09/01/2021	1,334	1,469
7.750%, 06/15/2031	339	357
7.500%, 01/15/2031	9	9
Williams Partners
4.000%, 09/15/2025	1,120	1,000

		184,608

Financials — 11.4%
Aegon
2.619%, 07/29/2049 (A)	2,180	1,766
AIA Group MTN
3.200%, 03/11/2025 (C)	1,335	1,278
AIG Global Funding MTN
1.650%, 12/15/2017 (C)	97	97
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (C)	250	320
Allstate
3.150%, 06/15/2023	1,375	1,366

25	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Express Credit MTN
2.375%, 03/24/2017	$120	$122
2.250%, 08/15/2019	3,165	3,156
1.800%, 07/31/2018	195	195
American Honda Finance MTN
7.625%, 10/01/2018 (C)	150	175
American International Group
6.250%, 03/15/2037	2,578	2,810
4.500%, 07/16/2044	655	628
4.375%, 01/15/2055	575	519
3.875%, 01/15/2035	111	101
3.750%, 07/10/2025	1,180	1,185
American Tower
4.000%, 06/01/2025 ‡	825	800
3.500%, 01/31/2023 ‡	1,481	1,410
3.450%, 09/15/2021 ‡	1,515	1,501
2.800%, 06/01/2020 ‡	775	761
American Tower Trust I
1.551%, 03/15/2018 ‡ (C)	135	134
Anadarko Finance
7.500%, 05/01/2031	240	294
Aon
6.250%, 09/30/2040	79	95
4.750%, 05/15/2045	570	548
3.500%, 09/30/2015	46	46
3.125%, 05/27/2016	235	239
Assurant
2.500%, 03/15/2018	1,545	1,560
Australia & New Zealand Banking Group
4.875%, 01/12/2021 (C)	137	153
3.250%, 03/01/2016 (C)	200	203
2.400%, 11/23/2016 (C)	453	461
0.556%, 10/29/2049 (A)	1,400	864
AvalonBay Communities MTN
3.950%, 01/15/2021 ‡	1,500	1,582
Bank of America MTN
6.500%, 08/01/2016	4,875	5,104
6.400%, 08/28/2017	350	380
6.100%, 06/15/2017	6,825	7,333
6.000%, 09/01/2017	1,760	1,898
5.750%, 12/01/2017	235	254
5.700%, 05/02/2017	1,870	1,979
5.650%, 05/01/2018	1,040	1,132
5.625%, 10/14/2016	7,715	8,062
5.625%, 07/01/2020	180	202
5.420%, 03/15/2017	4,230	4,450
5.000%, 05/13/2021	75	82
5.000%, 01/21/2044	4,650	4,913
4.875%, 04/01/2044	1,830	1,905
4.200%, 08/26/2024	3,720	3,690
4.100%, 07/24/2023	305	315
4.000%, 04/01/2024	2,110	2,156
4.000%, 01/22/2025	1,825	1,786

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.875%, 08/01/2025	$5,458	$5,513
3.300%, 01/11/2023	1,313	1,294
1.500%, 10/09/2015	3,510	3,513
0.586%, 06/15/2017 (A)	2,710	2,689
0.551%, 06/15/2016 (A)	2,700	2,692
Bank of Montreal MTN
2.550%, 11/06/2022	200	193
1.400%, 09/11/2017	100	100
Bank of New York Mellon MTN
3.550%, 09/23/2021	144	150
3.400%, 05/15/2024	5,665	5,695
3.250%, 09/11/2024	270	268
Bank of Nova Scotia
1.450%, 04/25/2018	300	297
Bank of Tokyo-Mitsubishi UFJ
2.350%, 02/23/2017 (C)	295	299
Barclays
5.250%, 08/17/2045	1,235	1,237
Barclays Bank
6.050%, 12/04/2017 (C)	850	920
5.000%, 09/22/2016	4,760	4,947
2.500%, 09/21/2015 (C)	365	365
2.250%, 05/10/2017 (C)	221	225
0.574%, 08/07/2049 (A)	380	240
Bear Stearns
7.250%, 02/01/2018	3,430	3,840
6.400%, 10/02/2017	3,370	3,678
4.650%, 07/02/2018	3,000	3,202
Berkshire Hathaway
4.500%, 02/11/2043	2,200	2,155
3.750%, 08/15/2021 (D)	488	519
2.200%, 08/15/2016	75	76
BlackRock
6.250%, 09/15/2017	100	110
3.500%, 03/18/2024	80	81
3.375%, 06/01/2022	100	103
Blackstone Holdings Finance LLC
5.875%, 03/15/2021 (C)	450	513
BNP Paribas MTN
2.375%, 09/14/2017	1,490	1,508
BPCE MTN
5.150%, 07/21/2024 (C)	1,550	1,581
1.625%, 01/26/2018	300	299
Branch Banking & Trust
5.625%, 09/15/2016	325	339
Capital One Bank USA
3.375%, 02/15/2023	300	285
1.150%, 11/21/2016	2,150	2,140
Capital One Financial
3.500%, 06/15/2023	250	245
Caterpillar Financial Services MTN
7.150%, 02/15/2019	250	291
2.850%, 06/01/2022	155	152

26	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Charles Schwab
3.225%, 09/01/2022	$100	$102
Chase Capital VI
0.925%, 08/01/2028 (A)	1,050	912
Citigroup
8.125%, 07/15/2039	100	145
6.125%, 05/15/2018	440	485
6.000%, 08/15/2017	3,845	4,150
5.875%, 01/30/2042	550	640
5.850%, 08/02/2016	300	313
5.500%, 02/15/2017	11,465	12,076
5.500%, 09/13/2025	1,370	1,489
5.375%, 08/09/2020	2,072	2,305
5.300%, 05/06/2044	300	316
4.650%, 07/30/2045	4,755	4,746
4.400%, 06/10/2025	1,690	1,700
4.300%, 11/20/2026	590	585
3.875%, 10/25/2023	151	153
3.500%, 05/15/2023	930	900
2.500%, 09/26/2018	395	399
2.150%, 07/30/2018	164	164
1.700%, 07/25/2016	1,765	1,774
1.550%, 08/14/2017	2,505	2,497
0.832%, 08/25/2036 (A)	3,239	2,507
Citigroup Capital III
7.625%, 12/01/2036	2,000	2,484
CME Group
3.000%, 09/15/2022	400	398
CNA Financial
3.950%, 05/15/2024	274	272
Comerica
3.000%, 09/16/2015	145	145
Commonwealth Bank of Australia
5.000%, 10/15/2019 (C)	900	989
2.250%, 03/16/2017 (C)	378	385
Compass Bank
3.875%, 04/10/2025	910	851
Cooperatieve Centrale Raiffeisen-Boerenleenbank
11.000%, 12/31/2049 (A) (C)	2,043	2,543
5.750%, 12/01/2043	710	771
5.250%, 08/04/2045	1,395	1,432
4.625%, 12/01/2023	2,060	2,120
4.375%, 08/04/2025	2,845	2,848
3.875%, 02/08/2022	300	314
3.375%, 05/21/2025	1,715	1,683
Countrywide Financial
6.250%, 05/15/2016	300	310
Credit Agricole
8.375%, 12/31/2049 (A) (C)	3,250	3,717
4.375%, 03/17/2025 (C)	1,345	1,306
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045 (C)	2,430	2,373

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse NY MTN
6.000%, 02/15/2018	$990	$1,077
3.625%, 09/09/2024	1,610	1,604
DDR
4.625%, 07/15/2022 ‡	1,875	1,951
3.375%, 05/15/2023 ‡	1,505	1,425
Deutsche Bank
3.700%, 05/30/2024	453	450
2.950%, 08/20/2020	2,295	2,293
1.350%, 05/30/2017	2,440	2,423
Discover Bank
3.100%, 06/04/2020	2,000	1,997
DNB Boligkreditt
2.000%, 05/28/2020 (C)	2,930	2,933
Equity Commonwealth
6.650%, 01/15/2018 ‡	255	274
5.875%, 09/15/2020 ‡	95	104
ERAC USA Finance LLC
4.500%, 08/16/2021 (C)	175	189
ERP Operating
5.750%, 06/15/2017 ‡	100	107
5.125%, 03/15/2016	1,000	1,021
4.625%, 12/15/2021 ‡	200	216
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,788	2,251
Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (C)	5,120	5,452
Fifth Third Bank
2.875%, 10/01/2021	200	199
First Industrial MTN
7.500%, 12/01/2017	1,765	1,941
FMR LLC
6.450%, 11/15/2039 (C)	250	311
Ford Motor
4.750%, 01/15/2043	2,480	2,358
Ford Motor Credit LLC
8.125%, 01/15/2020	520	622
5.875%, 08/02/2021	3,110	3,492
5.000%, 05/15/2018	206	219
4.207%, 04/15/2016	200	203
3.984%, 06/15/2016	555	566
3.664%, 09/08/2024	920	890
3.219%, 01/09/2022	1,565	1,521
3.000%, 06/12/2017	500	509
2.597%, 11/04/2019	2,520	2,482
1.700%, 05/09/2016	2,717	2,725
General Electric Capital MTN
6.875%, 01/10/2039	2,360	3,172
6.750%, 03/15/2032	150	197
6.375%, 11/15/2067 (A)	4,505	4,809
6.150%, 08/07/2037	1,875	2,317
5.875%, 01/14/2038	1,760	2,137
5.625%, 05/01/2018	4,233	4,650

27	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.550%, 05/04/2020	$590	$669
5.500%, 01/08/2020	480	542
5.375%, 10/20/2016	1,500	1,571
5.300%, 02/11/2021	2,553	2,878
4.650%, 10/17/2021	140	154
4.625%, 01/07/2021	3,640	3,993
4.375%, 09/16/2020	60	65
2.250%, 11/09/2015	180	181
2.100%, 12/11/2019	356	357
0.754%, 08/15/2036 (A)	3,035	2,757
0.684%, 05/05/2026 (A)	1,600	1,528
Glitnir HF
7.451%, 09/14/2016 (C) (E) (F) (G)	500	—
6.693%, 06/15/2016 (C) (G)	4,480	—
Goldman Sachs Capital II
4.000%, 06/01/2043 (A)	13,260	9,741
Goldman Sachs Group
7.500%, 02/15/2019	1,520	1,775
6.750%, 10/01/2037	5,312	6,337
6.250%, 02/01/2041	2,290	2,737
6.150%, 04/01/2018	7,500	8,266
6.000%, 06/15/2020	2,795	3,186
5.750%, 10/01/2016	1,505	1,576
5.250%, 07/27/2021	9,460	10,522
5.150%, 05/22/2045	1,690	1,671
3.750%, 05/22/2025	575	573
3.625%, 02/07/2016	470	475
3.625%, 01/22/2023	178	179
HBOS MTN
6.750%, 05/21/2018 (C)	5,100	5,628
HCP
6.300%, 09/15/2016 ‡	940	985
6.000%, 01/30/2017 ‡	2,313	2,447
5.375%, 02/01/2021 ‡	105	115
4.000%, 06/01/2025 ‡	615	597
3.875%, 08/15/2024 ‡	4,506	4,347
2.625%, 02/01/2020 ‡	100	99
Health Care
5.250%, 01/15/2022 ‡	1,825	1,985
4.950%, 01/15/2021 ‡	6,340	6,878
4.700%, 09/15/2017 ‡	225	237
4.500%, 01/15/2024 ‡ (D)	183	189
Healthcare Realty Trust
5.750%, 01/15/2021 ‡	60	66
Healthcare Trust of America Holdings
3.375%, 07/15/2021 ‡	975	967
Highwoods Properties
7.500%, 04/15/2018 ‡	1,339	1,518
Hongkong & Shanghai Banking
0.438%, 07/22/2049 (A)	195	121
HSBC Bank
4.750%, 01/19/2021 (C)	250	276
4.125%, 08/12/2020 (C)	261	280

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.500%, 05/15/2018 (C)	$100	$99
0.600%, 06/29/2049 (A)	1,160	719
HSBC Finance
6.676%, 01/15/2021	1,010	1,175
HSBC Holdings
5.250%, 03/14/2044	4,200	4,285
4.250%, 03/14/2024	2,750	2,756
4.250%, 08/18/2025	3,005	2,977
4.000%, 03/30/2022	390	405
HSBC USA
2.750%, 08/07/2020	3,215	3,217
2.350%, 03/05/2020	359	355
Hyundai Capital America
2.000%, 03/19/2018 (C)	615	612
ILFC E-Capital Trust II
6.250%, 12/21/2065 (A) (C)	1,200	1,132
ING Bank
5.800%, 09/25/2023 (C)	1,800	1,948
3.750%, 03/07/2017 (C)	457	472
International Lease Finance
7.125%, 09/01/2018 (C)	2,675	2,956
6.750%, 09/01/2016 (C)	5,590	5,815
Intesa Sanpaolo
5.017%, 06/26/2024 (C)	3,370	3,294
3.125%, 01/15/2016	860	866
2.375%, 01/13/2017	1,839	1,843
Invesco Finance
4.000%, 01/30/2024	171	178
Jefferies Group
6.250%, 01/15/2036	400	370
3.875%, 11/09/2015	171	172
John Deere Capital
2.250%, 04/17/2019	930	938
1.700%, 01/15/2020	405	396
JPMorgan Chase
6.400%, 05/15/2038	385	482
6.000%, 07/05/2017	3,365	3,627
6.000%, 10/01/2017	9,155	9,881
4.950%, 06/01/2045	2,820	2,815
4.500%, 01/24/2022	750	800
4.350%, 08/15/2021	510	545
4.125%, 12/15/2026	3,220	3,199
3.900%, 07/15/2025	2,425	2,464
3.875%, 09/10/2024	1,800	1,773
3.625%, 05/13/2024	1,490	1,487
3.375%, 05/01/2023	1,240	1,191
2.750%, 06/23/2020	2,961	2,971
2.250%, 01/23/2020	3,345	3,305
0.616%, 06/13/2016 (A)	4,250	4,238
JPMorgan Chase Capital XXIII
1.274%, 05/15/2047 (A)	4,697	3,623
Kaupthing Bank
7.125%, 05/19/2016 (C) (E) (F) (G)	12,000	1

28	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

KKR Group Finance II
5.500%, 02/01/2043 (C)	$120	$123
Lazard Group LLC
4.250%, 11/14/2020	1,210	1,273
3.750%, 02/13/2025	2,255	2,130
Liberty Mutual Group
5.000%, 06/01/2021 (C)	95	103
Lincoln National
4.850%, 06/24/2021	58	63
4.200%, 03/15/2022	60	62
Lloyds Bank MTN
5.800%, 01/13/2020 (C)	200	228
3.500%, 05/14/2025	100	98
M&T Bank
6.875%, 12/29/2049	3,540	3,575
Macquarie Bank MTN
5.000%, 02/22/2017 (C)	150	157
4.000%, 07/29/2025 (C)	200	198
0.925%, 10/27/2017 (A) (C)	2,605	2,601
Macquarie Group
6.250%, 01/14/2021 (C)	200	227
6.000%, 01/14/2020 (C)	225	252
Manufacturers & Traders Trust
6.625%, 12/04/2017	250	277
Marsh & McLennan
3.500%, 03/10/2025	110	109
2.350%, 03/06/2020	176	176
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (C)	1,650	2,473
5.375%, 12/01/2041 (C)	66	73
MassMutual Global Funding II
2.500%, 10/17/2022 (C)	261	252
2.100%, 08/02/2018 (C)	105	106
MetLife
7.717%, 02/15/2019	1,750	2,062
6.400%, 12/15/2036	4,360	4,791
1.903%, 12/15/2017	810	814
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (C)	1,125	1,171
Mid-America Apartments
4.300%, 10/15/2023 ‡	1,205	1,245
3.750%, 06/15/2024 ‡	1,380	1,357
Mizuho Bank
3.600%, 09/25/2024 (C)	400	405
Morgan Stanley MTN
7.300%, 05/13/2019	1,875	2,196
6.625%, 04/01/2018	4,710	5,249
5.950%, 12/28/2017	550	599
5.750%, 10/18/2016	190	199
5.750%, 01/25/2021	235	266
5.625%, 09/23/2019	1,145	1,273
5.550%, 04/27/2017	514	546
5.500%, 07/28/2021	200	225

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.450%, 01/09/2017	$1,850	$1,946
5.375%, 10/15/2015	1,585	1,594
4.750%, 03/22/2017	300	315
4.300%, 01/27/2045	1,100	1,038
4.000%, 07/23/2025	3,185	3,251
3.950%, 04/23/2027	1,855	1,767
3.750%, 02/25/2023	179	181
2.800%, 06/16/2020	2,660	2,670
1.875%, 01/05/2018	172	172
0.737%, 10/18/2016 (A)	2,500	2,494
Murray Street Investment Trust I
4.647%, 03/09/2017 (H)	2,785	2,901
National Bank of Canada
2.200%, 10/19/2016 (C)	4,350	4,412
National City Bank MTN
5.800%, 06/07/2017	525	560
0.649%, 06/07/2017 (A)	3,000	2,980
Nationwide Building Society MTN
3.900%, 07/21/2025 (C)	1,450	1,469
Nationwide Mutual Insurance
9.375%, 08/15/2039 (C)	460	685
2.576%, 12/15/2024 (A) (C)	4,407	4,407
Navient MTN
8.450%, 06/15/2018	530	562
3.875%, 09/10/2015	2,360	2,348
New York Life Global Funding
2.150%, 06/18/2019 (C)	293	293
2.100%, 01/02/2019 (C)	1,625	1,637
New York Life Insurance
6.750%, 11/15/2039 (C)	1,355	1,760
Nomura Holdings
6.700%, 03/04/2020	150	176
4.125%, 01/19/2016	150	152
Nordea Bank
4.875%, 05/13/2021 (C)	2,085	2,230
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (C)	2,470	2,937
Pacific Life Global Funding MTN
5.000%, 05/15/2017 (C)	170	179
Pacific Life Insurance
9.250%, 06/15/2039 (C)	150	226
PNC Bank
6.875%, 04/01/2018	250	279
2.400%, 10/18/2019	2,140	2,153
2.250%, 07/02/2019	1,600	1,594
0.800%, 01/28/2016	297	297
Post Apartment Homes
4.750%, 10/15/2017	70	74
Pricoa Global Funding I MTN
1.600%, 05/29/2018 (C)	150	149
Principal Financial Group
3.400%, 05/15/2025	700	676

29	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Private Export Funding
4.375%, 03/15/2019	$4,660	$5,111
2.125%, 07/15/2016	4,760	4,810
Prudential Insurance of America
8.300%, 07/01/2025 (C)	250	331
Realty Income
3.250%, 10/15/2022 ‡	150	145
Reckson Operating Partnership
6.000%, 03/31/2016 ‡	95	97
Royal Bank of Canada
1.875%, 02/05/2020	3,200	3,184
1.200%, 09/19/2017	300	299
0.625%, 12/04/2015	2,970	2,970
0.500%, 06/29/2085 (A)	860	607
Royal Bank of Scotland
4.650%, 06/04/2018	2,280	2,367
Royal Bank of Scotland Group MTN
6.400%, 10/21/2019	1,950	2,183
6.100%, 06/10/2023	1,650	1,772
5.125%, 05/28/2024	910	918
2.550%, 09/18/2015	4,200	4,202
Scentre Group Trust 1
2.375%, 04/28/2021 ‡ (C)	1,105	1,061
Security Benefit Life Insurance
8.750%, 05/15/2016 (C)	5,200	5,442
Simon Property Group
4.125%, 12/01/2021 ‡	108	114
Skandinaviska Enskilda Banken
1.750%, 03/19/2018 (C)	322	321
SL Green Realty
7.750%, 03/15/2020 ‡	2,000	2,360
Societe Generale
0.498%, 11/29/2049 (A)	860	533
SpareBank 1 Boligkreditt
1.750%, 11/15/2019 (C)	200	199
Stadshypotek
1.875%, 10/02/2019 (C)	1,910	1,906
1.750%, 04/09/2020 (C)	4,505	4,453
Standard Chartered
5.700%, 03/26/2044 (C)	4,237	4,355
5.200%, 01/26/2024 (C) (D)	410	424
State Street
4.956%, 03/15/2018	2,390	2,544
3.300%, 12/16/2024	310	309
3.100%, 05/15/2023	24	23
Sumitomo Mitsui Banking MTN
1.350%, 07/11/2017	2,255	2,243
SunTrust Banks
2.350%, 11/01/2018	39	39
Svenska Handelsbanken
3.125%, 07/12/2016	282	288
Synchrony Financial
4.500%, 07/23/2025	1,505	1,498

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tanger Properties
3.875%, 12/01/2023 ‡	$805	$800
3.750%, 12/01/2024 ‡	705	690
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	1,740	2,174
4.900%, 09/15/2044 (C)	600	612
Toyota Motor Credit MTN
2.750%, 05/17/2021	1,895	1,909
1.250%, 10/05/2017	2,740	2,734
1.125%, 05/16/2017	3,075	3,076
Travelers Property Casualty
7.750%, 04/15/2026	300	398
UBS MTN
5.875%, 07/15/2016	2,000	2,073
US Bancorp MTN
3.000%, 03/15/2022	67	68
US Bank
2.800%, 01/27/2025	336	324
2.125%, 10/28/2019	1,320	1,324
Ventas Realty
4.125%, 01/15/2026 ‡	45	45
2.700%, 04/01/2020 ‡	2,950	2,921
Volkswagen Group of America Finance LLC
2.400%, 05/22/2020 (C)	1,570	1,557
Voya Financial
2.900%, 02/15/2018	350	357
Wachovia Capital Trust III
5.570%, 12/31/2049 (A)	4,792	4,725
WEA Finance LLC
4.750%, 09/17/2044 (C)	750	742
3.750%, 09/17/2024 (C)	1,370	1,355
Wells Fargo
5.625%, 12/11/2017	830	903
5.606%, 01/15/2044	1,700	1,896
5.375%, 11/02/2043	220	237
4.650%, 11/04/2044	410	402
4.600%, 04/01/2021	500	547
4.480%, 01/16/2024	1,392	1,453
4.300%, 07/22/2027	2,880	2,928
3.500%, 03/08/2022	250	257
3.450%, 02/13/2023	1,100	1,096
3.000%, 01/22/2021	3,020	3,070
1.500%, 01/16/2018	800	797
Wells Fargo Bank
6.000%, 11/15/2017	3,370	3,682
Wells Fargo Capital X
5.950%, 12/15/2036	520	523
Westpac Banking
2.450%, 11/28/2016 (C)	350	356
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (C)	6,290	6,384

		611,041

30	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Health Care — 2.3%
AbbVie
4.500%, 05/14/2035	$1,800	$1,724
4.400%, 11/06/2042	2,485	2,295
3.600%, 05/14/2025	2,945	2,899
2.900%, 11/06/2022	490	473
2.500%, 05/14/2020	3,635	3,594
1.750%, 11/06/2017	570	570
Actavis
3.250%, 10/01/2022	112	108
Actavis Funding SCS
4.750%, 03/15/2045	4,055	3,698
4.550%, 03/15/2035	753	692
3.800%, 03/15/2025	4,543	4,397
3.450%, 03/15/2022	6,013	5,875
3.000%, 03/12/2020	1,539	1,533
2.350%, 03/12/2018	1,070	1,069
Aetna
6.750%, 12/15/2037	60	75
4.500%, 05/15/2042	71	69
2.200%, 03/15/2019	945	938
Amgen
5.750%, 03/15/2040	237	259
5.650%, 06/15/2042	3,225	3,515
5.375%, 05/15/2043	270	282
5.150%, 11/15/2041	1,580	1,620
3.875%, 11/15/2021	200	208
3.625%, 05/22/2024	470	464
2.700%, 05/01/2022	920	889
2.200%, 05/22/2019	1,150	1,141
2.125%, 05/01/2020	84	82
Anthem
5.875%, 06/15/2017	350	375
5.100%, 01/15/2044	550	559
4.625%, 05/15/2042	219	207
3.700%, 08/15/2021	290	295
3.300%, 01/15/2023	133	129
3.125%, 05/15/2022	740	715
Baxalta
5.250%, 06/23/2045 (C)	1,870	1,881
3.600%, 06/23/2022 (C)	2,920	2,918
Bayer US Finance LLC
3.375%, 10/08/2024 (C)	200	199
1.500%, 10/06/2017 (C)	3,850	3,860
Becton Dickinson
4.685%, 12/15/2044	1,360	1,339
3.734%, 12/15/2024	989	986
2.675%, 12/15/2019	1,521	1,522
Boston Scientific
3.375%, 05/15/2022	625	607
Catholic Health Initiatives
4.350%, 11/01/2042	190	175

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Celgene
5.250%, 08/15/2043	$340	$348
5.000%, 08/15/2045	2,932	2,959
3.875%, 08/15/2025	2,620	2,604
3.625%, 05/15/2024	88	87
3.550%, 08/15/2022	2,868	2,871
2.875%, 08/15/2020	870	872
2.125%, 08/15/2018	3,075	3,076
1.900%, 08/15/2017	150	151
CHS
8.000%, 11/15/2019	200	209
Forest Laboratories
5.000%, 12/15/2021 (C)	173	186
Gilead Sciences
4.500%, 02/01/2045	20	20
3.700%, 04/01/2024	4,025	4,077
GlaxoSmithKline Capital
5.650%, 05/15/2018	1,590	1,760
2.850%, 05/08/2022	410	404
Humana
7.200%, 06/15/2018	1,950	2,213
3.850%, 10/01/2024	2,530	2,518
Johnson & Johnson
4.500%, 12/05/2043	1,500	1,608
Laboratory Corp of America Holdings
3.200%, 02/01/2022	128	125
Medco Health Solutions
7.125%, 03/15/2018	200	223
2.750%, 09/15/2015	135	135
Medtronic
4.625%, 03/15/2045 (C)	1,040	1,063
4.450%, 03/15/2020	1,210	1,316
4.375%, 03/15/2035 (C)	793	788
3.625%, 03/15/2024	2,765	2,807
3.500%, 03/15/2025 (C)	2,350	2,340
3.150%, 03/15/2022 (C)	715	716
2.500%, 03/15/2020 (C)	2,840	2,860
Merck
3.700%, 02/10/2045	3,000	2,729
2.750%, 02/10/2025	850	816
2.350%, 02/10/2022	2,795	2,727
Mylan
5.400%, 11/29/2043	615	607
2.550%, 03/28/2019	1,980	1,941
1.800%, 06/24/2016	77	77
Novartis Securities Investment
5.125%, 02/10/2019	94	104
Perrigo
4.000%, 11/15/2023	460	456
Perrigo Finance
3.900%, 12/15/2024	2,035	1,973
3.500%, 12/15/2021	820	800

31	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pharmacia
8.700%, 10/15/2021	$350	$443
Roche Holdings
6.000%, 03/01/2019 (C)	514	581
Teva Pharmaceutical Finance
3.650%, 11/10/2021	225	224
Thermo Fisher Scientific
5.300%, 02/01/2044	140	146
4.150%, 02/01/2024	172	176
3.600%, 08/15/2021	710	721
3.300%, 02/15/2022	905	883
3.200%, 03/01/2016	1,425	1,438
1.300%, 02/01/2017	88	87
UnitedHealth Group
6.875%, 02/15/2038	800	1,058
6.625%, 11/15/2037	200	254
5.800%, 03/15/2036	560	659
4.625%, 07/15/2035	2,235	2,338
3.875%, 10/15/2020	870	927
3.750%, 07/15/2025	865	886
3.375%, 11/15/2021	400	411
3.350%, 07/15/2022	1,135	1,162
2.875%, 12/15/2021	2,395	2,401
2.875%, 03/15/2023	150	146
Wyeth
5.950%, 04/01/2037	1,980	2,346
Zimmer Biomet Holdings
4.450%, 08/15/2045	1,290	1,167
Zoetis
4.700%, 02/01/2043	34	30
3.250%, 02/01/2023	479	453

		123,739

Industrials — 1.5%
3M
1.375%, 09/29/2016	86	87
ABB Finance USA
4.375%, 05/08/2042	227	223
2.875%, 05/08/2022	117	115
1.625%, 05/08/2017	81	81
ADT
4.875%, 07/15/2042	111	87
4.125%, 06/15/2023	48	44
Air 2 US
8.027%, 10/01/2019 (C)	714	764
Air Canada, Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (C)	131	132
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	77	82
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	4,991	5,315

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BAE Systems
4.750%, 10/11/2021 (C)	$3,955	$4,306
Boeing
4.875%, 02/15/2020	2,440	2,740
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	259
4.700%, 09/01/2045	870	868
4.550%, 09/01/2044	2,355	2,274
4.150%, 04/01/2045	2,250	2,044
3.850%, 09/01/2023	3,450	3,533
3.650%, 09/01/2025	870	873
3.050%, 09/01/2022	300	295
Cargill
7.350%, 03/06/2019 (C)	100	118
3.300%, 03/01/2022 (C)	50	51
Caterpillar Financial Services MTN
2.750%, 08/20/2021	1,915	1,919
Continental Airlines, Pass-Through Trust, Ser 1997-4, Cl A
6.900%, 01/02/2018	66	69
Continental Airlines, Pass-Through Trust, Ser 1999-1, Cl A
6.545%, 02/02/2019	359	388
Continental Airlines, Pass-Through Trust, Ser 1999-2, Cl A
7.256%, 03/15/2020	813	890
Continental Airlines, Pass-Through Trust, Ser 2000-1, Cl A
8.048%, 11/01/2020	1,464	1,646
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	2,365	2,610
CRH America
3.875%, 05/18/2025 (C)	200	198
CSX
7.375%, 02/01/2019	150	174
4.250%, 06/01/2021	65	69
Danaher
3.900%, 06/23/2021	266	286
Deere
3.900%, 06/09/2042	64	60
Delta Air Lines, Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	1,284	1,474
Delta Air Lines, Pass-Through Trust, Ser 2010-2, Cl A
4.950%, 05/23/2019	177	185
Eaton
7.625%, 04/01/2024	325	404
4.150%, 11/02/2042	530	483
4.000%, 11/02/2032	99	95
2.750%, 11/02/2022	2,460	2,354
1.500%, 11/02/2017	692	688

32	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Embraer Netherlands Finance
5.050%, 06/15/2025	$740	$701
FedEx
4.100%, 02/01/2045	910	811
3.900%, 02/01/2035	96	89
Fluor
3.375%, 09/15/2021	308	318
General Electric
5.250%, 12/06/2017	91	98
4.500%, 03/11/2044	1,310	1,329
4.125%, 10/09/2042	91	87
Hutchison Whampoa International 12 II
3.250%, 11/08/2022 (C)	294	292
Illinois Tool Works
3.900%, 09/01/2042	100	94
Ingersoll-Rand
6.391%, 11/15/2027	150	175
JetBlue Airways Private Trust, Ser 2004-2, Cl G1
0.696%, 08/15/2016 (A)	1,319	1,312
Koninklijke Philips
7.200%, 06/01/2026	300	370
L-3 Communications
3.950%, 05/28/2024	1,185	1,132
Lockheed Martin
3.350%, 09/15/2021	1,885	1,928
Norfolk Southern
3.950%, 10/01/2042	129	114
Northrop Grumman
3.850%, 04/15/2045	881	775
3.250%, 08/01/2023	6,830	6,651
Parker-Hannifin MTN
3.300%, 11/21/2024	1,385	1,385
Penske Truck Leasing L.P.
3.375%, 02/01/2022 (C)	1,857	1,805
3.200%, 07/15/2020 (C)	2,135	2,138
3.050%, 01/09/2020 (C)	425	426
Pitney Bowes MTN
5.600%, 03/15/2018	100	108
Raytheon
3.125%, 10/15/2020	720	746
Republic Services
3.550%, 06/01/2022	125	126
Ryder System MTN
3.600%, 03/01/2016	132	134
2.500%, 03/01/2017	177	179
Siemens Financieringsmaatschappij
3.250%, 05/27/2025 (C)	715	703
2.900%, 05/27/2022 (C)	5,050	4,988
Union Pacific
4.698%, 01/02/2024	115	125
4.300%, 06/15/2042	100	99
3.250%, 01/15/2025	1,340	1,328

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

United Parcel Service
8.375%, 04/01/2020	$140	$178
3.125%, 01/15/2021	90	93
2.450%, 10/01/2022	100	98
United Technologies
8.875%, 11/15/2019	400	502
5.400%, 05/01/2035	640	708
4.500%, 06/01/2042	1,110	1,126
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	43	47
US Airways, Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	4,562	4,744
Valmont Industries
5.250%, 10/01/2054	800	706
Verisk Analytics
5.500%, 06/15/2045	215	212
Waste Management
4.750%, 06/30/2020	150	164
3.900%, 03/01/2035	40	37
3.500%, 05/15/2024	720	725

		78,189

Information Technology — 0.7%
Alibaba Group Holding
3.600%, 11/28/2024 (C)	1,375	1,300
Apple
4.375%, 05/13/2045	2,040	2,022
3.850%, 05/04/2043	1,750	1,596
3.450%, 02/09/2045	156	132
2.700%, 05/13/2022	1,415	1,398
2.400%, 05/03/2023	400	382
0.550%, 05/03/2018 (A)	100	100
Arrow Electronics
7.500%, 01/15/2027	200	239
6.875%, 06/01/2018	270	298
Baidu
4.125%, 06/30/2025	710	699
Cisco Systems
5.900%, 02/15/2039	200	241
5.500%, 01/15/2040	150	174
eBay
4.000%, 07/15/2042	84	64
3.450%, 08/01/2024	200	185
2.875%, 08/01/2021	88	84
2.600%, 07/15/2022	150	136
EMC
3.375%, 06/01/2023	190	185
Hewlett-Packard
4.650%, 12/09/2021	45	47
4.300%, 06/01/2021	94	98
Intel
4.900%, 07/29/2045	1,060	1,091

33	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.800%, 10/01/2041	$487	$496
3.700%, 07/29/2025	1,010	1,021
3.300%, 10/01/2021	150	155
3.100%, 07/29/2022	3,530	3,546
2.450%, 07/29/2020	1,295	1,301
International Business Machines
7.625%, 10/15/2018	200	235
4.000%, 06/20/2042	150	137
Intuit
5.750%, 03/15/2017	230	244
KLA-Tencor
4.125%, 11/01/2021	2,450	2,460
MasterCard
3.375%, 04/01/2024	1,720	1,740
Microsoft
4.500%, 10/01/2040	61	63
3.750%, 02/12/2045	2,195	2,005
3.500%, 02/12/2035	2,983	2,758
2.375%, 02/12/2022	50	49
2.375%, 05/01/2023	50	48
0.875%, 11/15/2017	54	54
National Semiconductor
6.600%, 06/15/2017	380	416
Oracle
6.500%, 04/15/2038	50	63
6.125%, 07/08/2039	163	198
4.300%, 07/08/2034	250	248
4.125%, 05/15/2045	610	576
3.900%, 05/15/2035	4,335	4,079
2.950%, 05/15/2025	985	948
2.500%, 05/15/2022	1,535	1,494
2.250%, 10/08/2019	310	311
1.200%, 10/15/2017	104	104
Texas Instruments
2.750%, 03/12/2021	1,435	1,449
TSMC Global
1.625%, 04/03/2018 (C)	3,415	3,364
Xerox
4.500%, 05/15/2021	80	82
2.950%, 03/15/2017	165	168

		40,283

Materials — 1.0%
Agrium
4.125%, 03/15/2035	390	342
3.375%, 03/15/2025	149	140
Albemarle
5.450%, 12/01/2044	1,025	1,021
Barrick
4.100%, 05/01/2023	4,205	3,718
3.850%, 04/01/2022	640	568
Barrick Gold
6.950%, 04/01/2019	1,530	1,711

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Barrick North America Finance LLC
4.400%, 05/30/2021	$700	$660
BHP Billiton Finance USA
6.500%, 04/01/2019	445	507
5.000%, 09/30/2043	1,040	1,069
3.850%, 09/30/2023	1,585	1,607
3.250%, 11/21/2021	3,010	3,006
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	1,050	1,073
Dow Chemical
8.550%, 05/15/2019	177	214
3.000%, 11/15/2022	3,630	3,515
E.I. du Pont de Nemours
5.600%, 12/15/2036	275	310
Eastman Chemical
4.650%, 10/15/2044	630	594
2.700%, 01/15/2020	2,295	2,278
Ecolab
4.350%, 12/08/2021	420	452
1.450%, 12/08/2017	200	198
Freeport-McMoRan
5.450%, 03/15/2043	150	107
4.000%, 11/14/2021	1,540	1,247
2.150%, 03/01/2017	404	385
Freeport-McMoran Oil & Gas LLC
6.875%, 02/15/2023	319	286
6.500%, 11/15/2020	227	212
Glencore Finance Canada
5.800%, 11/15/2016 (C)	390	399
2.700%, 10/25/2017 (C)	1,900	1,855
2.050%, 10/23/2015 (C)	2,913	2,913
Glencore Funding LLC
2.875%, 04/16/2020 (C)	3,030	2,797
International Paper
5.150%, 05/15/2046	565	545
5.000%, 09/15/2035	2,245	2,168
LYB International Finance
4.875%, 03/15/2044	610	584
LyondellBasell Industries
4.625%, 02/26/2055	595	512
Monsanto
4.700%, 07/15/2064	18	16
4.400%, 07/15/2044	575	519
Mosaic
5.625%, 11/15/2043	565	597
5.450%, 11/15/2033	705	738
4.875%, 11/15/2041	117	112
4.250%, 11/15/2023	150	152
3.750%, 11/15/2021	50	51
Nucor
4.000%, 08/01/2023	54	55
OCP
4.500%, 10/22/2025 (C)	1,860	1,751

34	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Placer Dome
6.450%, 10/15/2035	$281	$254
Potash Corp of Saskatchewan
6.500%, 05/15/2019	250	286
4.875%, 03/30/2020	10	11
PPG Industries
6.650%, 03/15/2018	111	124
Praxair
2.650%, 02/05/2025	114	109
Rio Tinto Finance USA
9.000%, 05/01/2019	875	1,073
6.500%, 07/15/2018	435	484
4.125%, 05/20/2021	170	178
3.750%, 09/20/2021	120	121
3.750%, 06/15/2025	1,320	1,278
Rock-Tenn
4.000%, 03/01/2023	330	337
3.500%, 03/01/2020	570	586
Southern Copper
5.250%, 11/08/2042	3,610	2,935
Stauffer Chemical
8.271%, 04/15/2018 (B) (E)	860	509
8.026%, 04/15/2017 (B) (E)	350	245
Teck Resources
3.750%, 02/01/2023 (D)	698	524
Union Carbide
7.750%, 10/01/2096	100	124
7.500%, 06/01/2025	200	251
Vale Overseas
8.250%, 01/17/2034	745	743
6.875%, 11/21/2036	2,958	2,517

		53,673

Telecommunication Services — 1.7%
America Movil
5.625%, 11/15/2017	1,450	1,570
5.000%, 03/30/2020	540	594
3.125%, 07/16/2022	1,452	1,424
2.375%, 09/08/2016	238	240
AT&T
6.300%, 01/15/2038	1,400	1,531
5.800%, 02/15/2019	500	553
5.550%, 08/15/2041	360	362
5.500%, 02/01/2018	130	140
5.350%, 09/01/2040	700	688
4.750%, 05/15/2046	3,000	2,735
4.500%, 05/15/2035	850	781
4.450%, 05/15/2021	440	464
4.350%, 06/15/2045	652	558
4.300%, 12/15/2042	250	213
3.875%, 08/15/2021	350	359
3.400%, 05/15/2025	13,110	12,494
3.000%, 02/15/2022	700	673
3.000%, 06/30/2022	2,535	2,434

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.900%, 02/12/2016	$184	$184
BellSouth Telecommunications LLC
6.300%, 12/15/2015	26	26
Bharti Airtel
4.375%, 06/10/2025 (C)	2,720	2,709
Bharti Airtel International Netherlands
5.350%, 05/20/2024 (C)	805	860
British Telecommunications
5.950%, 01/15/2018	1,011	1,107
CCO Safari II LLC
4.908%, 07/23/2025 (C)	1,730	1,714
4.464%, 07/23/2022 (C)	3,975	3,956
Centel Capital
9.000%, 10/15/2019	200	237
Comcast Cable Holdings LLC
10.125%, 04/15/2022	190	257
Cox Enterprises
7.375%, 07/15/2027 (C)	170	201
Deutsche Telekom International Finance
2.250%, 03/06/2017 (C)	3,130	3,161
DIRECTV Holdings
6.000%, 08/15/2040	2,220	2,279
Grupo Televisa
5.000%, 05/13/2045	735	682
GTE
8.750%, 11/01/2021	600	768
Nippon Telegraph & Telephone
1.400%, 07/18/2017	200	200
Orange
9.000%, 03/01/2031	120	170
2.750%, 09/14/2016	140	142
Rogers Communications
4.100%, 10/01/2023	133	134
Sky
3.750%, 09/16/2024 (C)	1,505	1,448
Sprint Capital
8.750%, 03/15/2032	390	369
TCI Communications
7.125%, 02/15/2028	400	516
Telefonica Emisiones SAU
6.421%, 06/20/2016	100	104
6.221%, 07/03/2017	100	108
5.877%, 07/15/2019	180	201
5.462%, 02/16/2021	69	77
5.134%, 04/27/2020	1,160	1,278
Thomson Reuters
4.700%, 10/15/2019	250	272
3.850%, 09/29/2024	710	699
Verizon Communications
6.550%, 09/15/2043	6,852	8,116
6.400%, 09/15/2033	2,104	2,413
5.850%, 09/15/2035	150	161
5.150%, 09/15/2023	510	559

35	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.050%, 03/15/2034	$308	$306
4.862%, 08/21/2046	4,110	3,873
4.522%, 09/15/2048	3,074	2,744
4.500%, 09/15/2020	300	322
4.400%, 11/01/2034	7,730	7,128
4.272%, 01/15/2036	3,243	2,913
4.150%, 03/15/2024	880	899
3.450%, 03/15/2021	1,120	1,145
3.000%, 11/01/2021	3,300	3,253
2.625%, 02/21/2020	82	82
2.500%, 09/15/2016	2,565	2,602
2.450%, 11/01/2022	10	9
1.816%, 09/15/2016 (A)	942	952
Verizon New England
7.875%, 11/15/2029	500	633
Vodafone Group
2.950%, 02/19/2023	3,245	3,058
1.625%, 03/20/2017	240	240

		93,080

Utilities — 2.2%
AGL Capital
6.375%, 07/15/2016	200	209
5.875%, 03/15/2041	73	84
5.250%, 08/15/2019	170	186
Alabama Power
6.125%, 05/15/2038	69	84
5.875%, 12/01/2022	150	177
5.500%, 10/15/2017	100	108
3.750%, 03/01/2045	885	773
Alabama Power Capital Trust V
3.384%, 10/01/2042 (A)	100	97
American Electric Power
1.650%, 12/15/2017	1,920	1,914
American Water Capital
3.850%, 03/01/2024	300	317
Appalachian Power
5.950%, 05/15/2033	200	228
4.450%, 06/01/2045	2,810	2,681
Berkshire Hathaway Energy
6.500%, 09/15/2037	3,200	3,947
4.500%, 02/01/2045	2,110	2,064
3.750%, 11/15/2023	488	499
Boston Gas
4.487%, 02/15/2042 (C)	140	142
CenterPoint Energy
6.500%, 05/01/2018	271	302
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	1,925	1,993
CenterPoint Energy Resources
6.125%, 11/01/2017	320	351
4.500%, 01/15/2021	246	263
Cleveland Electric Illuminating
7.880%, 11/01/2017	200	225

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Comision Federal de Electricidad
6.125%, 06/16/2045 (C)	$435	$434
4.875%, 05/26/2021 (C)	249	262
Commonwealth Edison
3.700%, 03/01/2045	305	275
Consolidated Edison of New York
6.650%, 04/01/2019	650	749
4.625%, 12/01/2054	570	559
4.450%, 03/15/2044	2,475	2,461
Consumers Energy
2.850%, 05/15/2022	56	56
Dominion Resources
5.250%, 08/01/2033	735	787
4.700%, 12/01/2044	940	920
2.500%, 12/01/2019	1,985	1,991
1.950%, 08/15/2016	56	56
DTE Electric
2.650%, 06/15/2022	66	64
Duke Energy
3.550%, 09/15/2021	722	743
Duke Energy Carolinas LLC
6.000%, 01/15/2038	48	59
4.250%, 12/15/2041	1,000	1,001
4.000%, 09/30/2042	1,512	1,470
Duke Energy Florida LLC
3.850%, 11/15/2042	1,360	1,275
Duke Energy Progress LLC
4.200%, 08/15/2045	1,070	1,069
3.250%, 08/15/2025	1,295	1,295
Duquesne Light Holdings
6.400%, 09/15/2020 (C)	2,525	2,892
Enel Finance International
5.125%, 10/07/2019 (C)	200	219
Entergy Louisiana LLC
6.500%, 09/01/2018	500	564
Exelon
5.625%, 06/15/2035	2,065	2,242
3.950%, 06/15/2025	1,840	1,845
2.850%, 06/15/2020	935	933
Exelon Generation LLC
6.200%, 10/01/2017	159	172
4.000%, 10/01/2020	288	298
FirstEnergy
4.250%, 03/15/2023	2,040	2,046
2.750%, 03/15/2018	650	652
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (C)	325	336
FirstEnergy, Ser C
7.375%, 11/15/2031	4,905	5,871
Florida Power & Light
5.950%, 10/01/2033	150	183
4.050%, 10/01/2044	3,600	3,541

36	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Great Plains Energy
4.850%, 06/01/2021	$27	$30
IPALCO Enterprises
5.000%, 05/01/2018	2,380	2,523
Jersey Central Power & Light
7.350%, 02/01/2019	100	115
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	244	267
Kansas City Power & Light
5.300%, 10/01/2041	250	272
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,894	3,653
KeySpan Gas East
5.819%, 04/01/2041 (C)	2,500	3,010
Majapahit Holding BV
7.750%, 01/20/2020	660	740
Metropolitan Edison
3.500%, 03/15/2023 (C)	5,050	4,992
Nevada Power
6.500%, 08/01/2018	290	327
5.450%, 05/15/2041	150	173
5.375%, 09/15/2040	45	51
Niagara Mohawk Power
4.881%, 08/15/2019 (C)	180	196
4.278%, 10/01/2034 (C)	955	961
NiSource Finance
6.800%, 01/15/2019	3,547	4,049
5.800%, 02/01/2042	471	537
Northern States Power
6.250%, 06/01/2036	130	167
5.350%, 11/01/2039	56	66
Oncor Electric Delivery
6.800%, 09/01/2018	4,135	4,699
Pacific Gas & Electric
8.250%, 10/15/2018	1,570	1,870
6.050%, 03/01/2034	390	468
5.800%, 03/01/2037	560	650
5.400%, 01/15/2040	156	176
4.450%, 04/15/2042	2,360	2,351
3.250%, 09/15/2021	35	36
3.250%, 06/15/2023	725	723
PacifiCorp
6.250%, 10/15/2037	310	390
5.650%, 07/15/2018	500	555
3.600%, 04/01/2024	1,730	1,762
PECO Energy
4.150%, 10/01/2044	1,985	1,907
Potomac Electric Power
3.600%, 03/15/2024	815	827
Progress Energy
6.000%, 12/01/2039	200	234
PSEG Power LLC
5.125%, 04/15/2020	50	55

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.150%, 09/15/2021	$72	$75
2.750%, 09/15/2016	1,055	1,071
Public Service Electric & Gas MTN
5.375%, 11/01/2039	97	111
3.050%, 11/15/2024	750	746
Public Service of Colorado
4.300%, 03/15/2044	475	479
Public Service of New Hampshire
3.500%, 11/01/2023	960	991
Public Service of New Mexico
7.950%, 05/15/2018	3,000	3,407
3.850%, 08/01/2025	695	695
Public Service of Oklahoma
5.150%, 12/01/2019	220	244
Puget Energy
6.000%, 09/01/2021	2,095	2,401
Puget Sound Energy
4.300%, 05/20/2045	505	493
San Diego Gas & Electric
6.000%, 06/01/2026	400	493
Sempra Energy
6.500%, 06/01/2016	135	140
6.000%, 10/15/2039	170	197
2.875%, 10/01/2022	140	134
South Carolina Electric & Gas
4.500%, 06/01/2064	52	48
Southern
2.150%, 09/01/2019	1,920	1,886
Southern California Edison
6.650%, 04/01/2029	200	253
3.500%, 10/01/2023	1,015	1,041
Southern California Gas
4.450%, 03/15/2044	1,287	1,331
Southern Star Central Gas Pipeline
6.000%, 06/01/2016 (C)	655	674
Southwestern Electric Power
6.450%, 01/15/2019	672	762
3.900%, 04/01/2045	810	711
3.550%, 02/15/2022	610	619
Southwestern Public Service
8.750%, 12/01/2018	50	61
Virginia Electric and Power
5.400%, 04/30/2018	100	109
4.650%, 08/15/2043	1,475	1,559
4.450%, 02/15/2044	530	544
2.950%, 01/15/2022	1,470	1,456
Wisconsin Electric Power
3.650%, 12/15/2042	183	166
3.100%, 06/01/2025	110	110
2.950%, 09/15/2021	14	14

		115,817

Total Corporate Obligations (Cost $1,491,680) ($ Thousands)		1,491,493

37	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 11.2%

Automotive — 1.9%
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	$138	$138
Ally Auto Receivables Trust, Ser 2014-1, Cl A2
0.480%, 02/15/2017	731	730
Ally Auto Receivables Trust, Ser 2014-1, Cl A4
1.530%, 04/15/2019	5,030	5,037
Ally Auto Receivables Trust, Ser 2014-2, Cl A4
1.840%, 01/15/2020	911	918
Ally Auto Receivables Trust, Ser 2015-1, Cl A3
1.390%, 09/16/2019	1,985	1,987
AmeriCredit Automobile Receivables Trust, Ser 2014-1, Cl A3
0.900%, 02/08/2019	140	140
Avis Budget Rental Car Funding LLC, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (C)	1,421	1,431
Avis Budget Rental Car Funding LLC, Ser 2013-1A, Cl A
1.920%, 09/20/2019 (C)	3,332	3,326
Avis Budget Rental Car Funding LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (C)	590	605
Bank of The West Auto Trust, Ser 2014-1, Cl A3
1.090%, 03/15/2019 (C)	1,141	1,141
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	729	732
California Republic Auto Receivables Trust, Ser 2014-3, Cl A4
1.790%, 03/16/2020	729	733
California Republic Auto Receivables Trust, Ser 2015-1, Cl A3
1.330%, 04/15/2019	1,167	1,169
California Republic Auto Receivables Trust, Ser 2015-1, Cl A4
1.820%, 09/15/2020	1,345	1,347
California Republic Auto Receivables Trust, Ser 2015-2, Cl A3
1.310%, 08/15/2019	1,748	1,747
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/2018	1,301	1,306
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A4
1.680%, 04/20/2018	714	718
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A3
1.090%, 03/20/2018	2,101	2,100

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A4
1.470%, 07/20/2018	$2,428	$2,432
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	1,762	1,763
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/2018	1,629	1,635
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A1
0.503%, 06/20/2016 (A)	601	601
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A3
1.260%, 05/21/2018	2,575	2,581
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A4
1.620%, 10/22/2018	736	740
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A3
1.480%, 11/20/2018	2,361	2,369
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A4
1.830%, 04/22/2019	295	297
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A2
1.420%, 06/20/2018	3,325	3,324
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A3
1.610%, 06/20/2019	2,527	2,522
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A4
1.860%, 10/21/2019	1,329	1,328
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A2
1.390%, 09/20/2018	1,118	1,111
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A3
1.730%, 09/20/2019	1,622	1,625
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A4
1.970%, 01/21/2020	2,404	2,411
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A3
1.970%, 01/21/2020	2,664	2,675
CarFinance Capital Auto Trust, Ser 2014-2A, Cl A
1.440%, 11/16/2020 (C)	613	610
Carnow Auto Receivables Trust, Ser 2014-1A, Cl A
0.960%, 01/17/2017 (C)	118	118
Chrysler Capital Auto Receivables Trust, Ser 2014-AA, Cl A3
0.830%, 09/17/2018 (C)	140	140

38	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (C)	$467	$467
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (C)	179	179
CPS Auto Receivables Trust, Ser 2014-C, Cl A
1.310%, 02/15/2019 (C)	616	615
CPS Auto Receivables Trust, Ser 2014-C, Cl C
3.770%, 08/17/2020 (C)	167	168
CPS Auto Receivables Trust, Ser 2014-D, Cl A
1.490%, 04/15/2019 (C)	743	743
CPS Auto Receivables Trust, Ser 2014-D, Cl C
4.350%, 11/16/2020 (C)	150	151
CPS Auto Trust, Ser 2011-B, Cl A
3.680%, 09/17/2018 (C)	82	83
CPS Auto Trust, Ser 2011-C, Cl A
4.210%, 03/15/2019 (C)	91	93
CPS Auto Trust, Ser 2012-A, Cl A
2.780%, 06/17/2019 (C)	42	43
CPS Auto Trust, Ser 2012-B, Cl A
2.520%, 09/16/2019 (C)	286	287
CPS Auto Trust, Ser 2012-C, Cl A
1.820%, 12/16/2019 (C)	197	198
CPS Auto Trust, Ser 2012-D, Cl A
1.480%, 03/16/2020 (C)	131	131
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/2021 (C)	500	498
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (C)	355	355
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl C
3.260%, 12/16/2019 (C)	135	135
Exeter Automobile Receivables Trust, Ser 2014-3A, Cl A
1.320%, 01/15/2019 (C)	649	649
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (C)	40	40
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (C)	27	27
Flagship Credit Auto Trust, Ser 2014-2, Cl A
1.430%, 12/16/2019 (C)	334	333
Flagship Credit Auto Trust, Ser 2014-2, Cl B
2.840%, 11/16/2020 (C)	178	179
Flagship Credit Auto Trust, Ser 2014-2, Cl C
3.950%, 12/15/2020 (C)	88	89
Ford Credit Auto Owner Trust, Ser 2013-B, Cl A3
0.570%, 10/15/2017	862	861

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Auto Owner Trust, Ser 2013-D, Cl A3
0.670%, 04/15/2018	$801	$800
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (C)	6,492	6,545
Ford Credit Auto Owner Trust, Ser 2014-B, Cl A3
0.900%, 10/15/2018	1,633	1,632
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (C)	3,465	3,457
Ford Credit Auto Owner Trust, Ser 2015-2, Cl A
2.440%, 01/15/2027 (C)	1,359	1,370
Ford Credit Auto Owner Trust, Ser 2015-A, Cl A4
1.640%, 06/15/2020	702	705
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	2,653	2,679
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A1
1.500%, 09/15/2018	830	831
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	2,066	2,067
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A2
0.587%, 02/15/2019 (A)	693	692
Ford Credit Floorplan Master Owner Trust, Ser 2014-2, Cl A
0.687%, 02/15/2021 (A)	1,353	1,344
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/2019	3,800	3,797
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
0.757%, 01/15/2022 (A)	4,182	4,167
Hertz Vehicle Financing, Ser 2015-1A, Cl A
2.730%, 03/25/2021	5,150	5,116
Honda Auto Receivables Owner Trust, Ser 2013-3, Cl A3
0.770%, 05/15/2017	1,067	1,068
Honda Auto Receivables Owner Trust, Ser 2013-4, Cl A3
0.690%, 09/18/2017	1,246	1,246
Honda Auto Receivables Owner Trust, Ser 2014-1, Cl A3
0.670%, 11/21/2017	2,985	2,979
Honda Auto Receivables Owner Trust, Ser 2014-4, Cl A4
1.460%, 10/15/2020	610	611
Hyundai Auto Receivables Trust, Ser 2011-C, Cl A4
1.300%, 02/15/2018	359	360

39	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hyundai Auto Receivables Trust, Ser 2013-A, Cl A4
0.750%, 09/17/2018	$641	$640
Hyundai Auto Receivables Trust, Ser 2013-B, Cl A4
1.010%, 02/15/2019	568	568
Hyundai Auto Receivables Trust, Ser 2013-C, Cl A3
1.010%, 02/15/2018	72	72
Hyundai Auto Receivables Trust, Ser 2014-B, Cl A3
0.900%, 12/17/2018	1,258	1,258

		103,915

Credit Cards — 0.4%
Capital One Multi-Asset Execution Trust, Ser 2007-A1, Cl A1
0.248%, 11/15/2019 (A)	747	744
Capital One Multi-Asset Execution Trust, Ser 2007-A2, Cl A2
0.278%, 12/16/2019 (A)	703	698
Citibank Credit Card Issuance Trust, Ser 2013-A6, Cl A6
1.320%, 09/07/2018	2,595	2,599
Citibank Credit Card Issuance Trust, Ser 2013-A7, Cl A7
0.622%, 09/10/2020 (A)	184	185
Citibank Credit Card Issuance Trust, Ser 2014-A3, Cl A3
0.392%, 05/09/2018 (A)	3,720	3,719
Citibank Credit Card Issuance Trust, Ser 2014-A6, Cl A6
2.150%, 07/15/2021	7,275	7,341
Discover Card Execution Note Trust, Ser 2015-A2, Cl A
1.900%, 10/17/2022	2,293	2,273
World Financial Network Credit Card Master Trust, Ser 2013-B, Cl A
0.910%, 03/16/2020	828	828
World Financial Network Credit Card Master Trust, Ser 2014-B, Cl A
0.610%, 07/15/2019	1,482	1,482

		19,869

Mortgage Related Securities — 0.9%
Aames Mortgage Trust, Ser 2002-1, Cl A3
6.896%, 06/25/2032	46	44
Accredited Mortgage Loan Trust, Ser 2005-3, Cl A1
0.430%, 09/25/2035 (A)	1,275	1,273
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2004-W5, Cl AV2
1.239%, 04/25/2034 (A)	1,113	1,052
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2005-W2, Cl A1
0.459%, 10/25/2035 (A)	7,060	6,707

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Asset-Backed Funding Certificates, Ser 2005-AQ1, Cl A4
5.010%, 06/25/2035	$440	$452
Asset-Backed Funding Certificates, Ser 2005-WMC1, Cl M1
0.859%, 06/25/2035 (A)	14	14
Asset-Backed Securities Home Equity Loan Trust, Ser 2003-HE7, Cl M1
1.173%, 12/15/2033 (A)	1,977	1,896
Asset-Backed Securities Home Equity Loan Trust, Ser 2005-HE6, Cl M2
0.709%, 07/25/2035 (A)	534	530
Bear Stearns Asset-Backed Securities Trust, Ser 2005-HE12, Cl 1A3
0.589%, 12/25/2035 (A)	712	712
Bear Stearns Asset-Backed Securities Trust, Ser 2005-TC2, Cl A3
0.566%, 08/25/2035 (A)	504	503
Centex Home Equity, Ser 2003-B, Cl AF4
3.735%, 02/25/2032	96	97
Centex Home Equity, Ser 2003-B, Cl AF6
3.173%, 06/25/2033 (A)	31	31
Centex Home Equity, Ser 2005-A, Cl M1
0.671%, 01/25/2035 (A)	6,385	5,894
Centex Home Equity, Ser 2006-A, Cl AV4
0.441%, 06/25/2036 (A)	75	69
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A4
5.775%, 09/25/2036	2,405	2,515
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	—	—
Credit Suisse First Boston Mortgage Securities, Ser 2004-CF2, Cl 1M1
5.250%, 01/25/2043 (C)	6,310	6,487
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
1.018%, 09/15/2029 (A)	306	281
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
1.139%, 05/25/2039 (A) (C)	342	326
GSAA Trust, Ser 2005-6, Cl A3
0.569%, 06/25/2035 (A)	2,332	2,234
JPMorgan Mortgage Acquisition, Ser 05-OPT1, Cl M1
0.649%, 06/25/2035 (A)	3,387	3,363
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
0.351%, 08/25/2036 (A)	996	485
Morgan Stanley ABS Capital I Trust, Ser 2005-WMC3, Cl M4
1.121%, 03/25/2035 (A)	5,500	5,397
Renaissance Home Equity Loan Trust, Ser 2005-2, Cl AF3
4.499%, 08/25/2035	287	287

40	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.290%, 02/25/2025	$16	$16
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (C)	65	64
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033	121	122
Security National Mortgage Loan Trust, Ser 2007-1A, Cl 2A
0.549%, 04/25/2037 (A) (C)	474	399
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF2, Cl A3
0.349%, 07/25/2036 (A)	67	67
Structured Asset Security Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	191	190
UCFC Home Equity Loan, Ser 1998-D, Cl MF1
6.905%, 04/15/2030	387	394
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
0.691%, 10/25/2034 (A)	6,668	6,470

		48,371

Other Asset-Backed Securities — 8.0%
321 Henderson Receivables I LLC, Ser 2014-1A, Cl A
3.960%, 03/15/2063 (C)	1,087	1,126
321 Henderson Receivables, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	2,136	2,229
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
0.999%, 12/27/2022 (A) (C)	301	300
Academic Loan Funding Trust, Ser 2013-1A, Cl A
0.991%, 12/26/2044 (A) (C)	612	608
Access Group, Ser 2006-1, Cl A2
0.439%, 08/25/2023 (A)	1,244	1,234
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	6,840	6,848
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	6,890	6,902
Ally Master Owner Trust, Ser 2014-5, Cl A1
0.677%, 10/15/2019 (A)	4,035	4,036
Ally Master Owner Trust, Ser 2015-2, Cl A1
0.756%, 01/15/2021 (A)	2,389	2,387
ALM VII, Ser 2012-7A, Cl A1
1.695%, 10/19/2024 (A) (C)	4,350	4,340
ALM XII, Ser 2015-12A, Cl A1
1.839%, 04/16/2027 (A) (C)	2,500	2,494

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2005-R5, Cl M1
0.629%, 07/25/2035 (A)	$186	$186
AMMC CLO XIV, Ser 2014-14A, Cl A1L
1.727%, 07/27/2026 (A) (C)	2,300	2,289
Apidos CLO XVI, Ser 2014-16A, Cl B
3.075%, 01/19/2025 (A) (C)	500	489
Apidos CLO XVIII, Ser 2014-18A, Cl A1
1.707%, 07/22/2026 (A) (C)	1,500	1,494
Arrowpoint CLO, Ser 2014-2A, Cl A1L
1.768%, 03/12/2026 (A) (C)	1,900	1,888
AXIS Equipment Finance Receivables II LLC, Ser 2013-1A, Cl A
1.750%, 03/20/2017 (C)	153	152
B2R Mortgage Trust, Ser 2015-1, Cl A1
2.563%, 05/15/2048 (C)	167	165
Babson CLO, Ser 2014-IIA, Cl A
1.564%, 10/17/2026 (A) (C)	1,000	994
Ballyrock CLO, Ser 2014-1A, Cl A1
1.755%, 10/20/2026 (A) (C)	1,620	1,618
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.591%, 08/25/2043 (A)	2,152	2,121
BlueMountain CLO, Ser 2015-3A, Cl A1
1.813%, 10/20/2027 (A) (C)	2,000	1,997
Brazos Education Loan Authority, Ser 2012-1, Cl A1
0.887%, 12/26/2035 (A)	3,626	3,583
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.482%, 02/25/2035 (A)	4,835	4,818
Brazos Higher Education Authority, Ser 2011-1, Cl A2
1.082%, 02/25/2030 (A)	2,043	2,027
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.277%, 10/27/2036 (A)	3,520	3,435
Business Loan Express Business Loan Trust, Ser 2004-A, Cl A
0.629%, 02/25/2031 (A) (C)	1,296	1,232
BXG Receivables Note Trust, Ser 2012-A, Cl A
2.660%, 12/02/2027 (C)	243	242
Carlyle Global Market Strategies CLO, Ser 2013-4A, Cl C
3.075%, 10/15/2025 (A) (C)	550	544
Carlyle Global Market Strategies Commodities Funding, Ser 2014-1A, Cl A
2.189%, 10/15/2021 (A) (C)	867	867
Carrington Mortgage Loan Trust, Ser 2005-NC4, Cl A3
0.591%, 09/25/2035 (A)	925	920

41	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cedar Funding III CLO, Ser 2014-3A, Cl A1
1.863%, 05/20/2026 (A) (C)	$1,200	$1,198
Cent CLO, Ser 2013-19A, Cl A1A
1.624%, 10/29/2025 (A) (C)	2,250	2,231
CenterPoint Energy Transition Bond LLC, Ser 2008-A, Cl A1
4.192%, 02/01/2020	1,159	1,183
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.252%, 11/25/2034	425	443
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
4.277%, 11/25/2034	421	428
CIFC Funding 2014, Ser 2014-1A, Cl B1
2.275%, 04/18/2025 (A) (C)	1,500	1,482
CIFC Funding 2014-II, Ser 2014-2A, Cl A1L
1.762%, 05/24/2026 (A) (C)	1,000	996
CIT Education Loan Trust, Ser 2007-1, Cl A
0.371%, 03/25/2042 (A) (C)	2,943	2,747
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
6.036%, 09/25/2036	6,465	6,472
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.856%, 03/25/2037	990	1,002
CNH Equipment Trust, Ser 2014-A, Cl A2
0.490%, 06/15/2017	138	137
Commonbond Student Loan Trust, Ser 2015-A, Cl A1
3.200%, 06/25/2032 (C)	700	698
Concord Funding LLC, Ser 2012-2, Cl A
3.145%, 01/15/2017 (C)	1,350	1,350
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028 (A)	6	6
Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/2028 (A)	71	73
Consumer Credit Origination Loan Trust, Ser 2015-1, Cl A
2.820%, 03/15/2021 (C)	277	278
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.799%, 06/25/2033 (A)	115	98
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
0.731%, 12/25/2034 (A)	4,763	4,507
Countrywide Asset-Backed Certificates, Ser 2005-11, Cl MV1
0.669%, 02/25/2036 (A)	4,793	4,771
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
5.126%, 10/25/2046 (A)	166	147

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
0.529%, 07/25/2036 (A) (C)	$266	$219
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A1
1.091%, 10/25/2047 (A)	645	574
Countrywide Asset-Backed Certificates, Ser 2007-4, Cl A4W
5.449%, 04/25/2047 (A)	3,216	3,160
Countrywide Asset-Backed Certificates, Ser 2007-QH1, Cl A1
0.399%, 02/25/2037 (A) (C)	741	529
Covenant Credit Partners CLO, Ser 2014-1A, Cl A
1.767%, 07/20/2026 (A) (C)	500	496
Credit-Based Asset Servicing and Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032	67	65
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
3.602%, 12/25/2036	545	370
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF4
3.602%, 12/25/2036	921	701
Credit-Based Asset Servicing and Securitization LLC, Ser 2007-RP1, Cl A
0.509%, 05/25/2046 (A) (C)	8,098	6,826
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.498%, 02/15/2034 (A)	303	272
CWHEQ Revolving Home Equity Loan Trust, Ser 2007-A, Cl A
0.318%, 04/15/2037 (A)	6,952	6,354
Dryden 37 Senior Loan Fund, Ser 2015-37A, Cl A
1.816%, 04/15/2027 (A) (C)	3,860	3,851
Educational Funding of the South, Ser 2011-1, Cl A2
0.945%, 04/25/2035 (A)	3,119	3,027
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
1.191%, 04/25/2033 (A) (C)	4,600	4,571
Equity One Mortgage Pass-Through Trust, Ser 2003-2, Cl M1
5.050%, 09/25/2033 (A)	102	103
First Franklin Mortgage Loan Trust, Ser 2004-FF7, Cl A5
1.191%, 09/25/2034 (A)	13	13
First Franklin Mortgage Loan Trust, Ser 2005-FFH3, Cl M1
0.701%, 09/25/2035 (A)	5,832	5,803
FirstKey Lending Trust, Ser 2015-SFR1, Cl A
2.553%, 03/09/2047 (C)	331	328
Flatiron CLO, Ser 2013-1A, Cl B
3.020%, 01/17/2026 (A) (C)	950	921

42	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Flatiron CLO, Ser 2014-1A, Cl A1
1.669%, 07/17/2026 (A) (C)	$3,510	$3,489
Galaxy XIX CLO, Ser 2015-19A, Cl A1A
1.812%, 01/24/2027 (A) (C)	2,000	1,992
GLC II Trust, Ser 2014-A, Cl A
4.000%, 12/18/2020 (C)	1,001	1,001
GLC Trust, Ser 2014-A, Cl A
3.000%, 07/15/2021 (C)	817	813
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	2,457	2,451
GMAT Trust, Ser 2014-1A, Cl A
3.721%, 02/25/2044 (C)	119	119
Green Tree Financial, Ser 2008-MH1, Cl A2
8.970%, 04/25/2038 (A) (C)	1,379	1,428
Green Tree Financial, Ser 2008-MH1, Cl A3
8.970%, 04/25/2038 (A) (C)	1,149	1,190
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.685%, 02/20/2032 (A)	725	666
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.685%, 03/13/2032 (A)	1,175	1,065
GSAMP Trust, Ser 2006-HE2, Cl A3
0.459%, 03/25/2046 (A)	8,000	7,375
Higher Education Funding I, Ser 2014-1, Cl A
1.332%, 05/25/2034 (A) (C)	3,471	3,371
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T7, Cl AT7
1.981%, 11/15/2046 (C)	2,614	2,601
HLSS Servicer Advance Receivables Backed Notes, Ser 2014-T2, Cl AT2
2.217%, 01/15/2047 (C)	444	443
HLSS Servicer Advance Receivables Trust, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (C)	730	729
HLSS Servicer Advance Receivables Trust, Ser 2013-T1, Cl A2
1.495%, 01/16/2046 (C)	539	538
HLSS Servicer Advance Receivables Trust, Ser 2013-T1, Cl B2
1.744%, 01/16/2046 (C)	182	182
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
0.379%, 02/25/2036 (A)	1,050	981
ING IM CLO, Ser 2014-1A, Cl A1
1.787%, 04/18/2026 (A) (C)	3,900	3,899
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	2,814	2,869
JGWPT XXXIII LLC, Ser 2014-3A, Cl A
3.500%, 06/15/2077 (C)	1,315	1,325
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AV4
0.321%, 11/25/2036 (A)	1,378	1,375

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Key Resorts LLC, Ser 2014-A, Cl A
3.220%, 03/17/2031 (C)	$441	$442
Latitude CLO II, Ser 2006-2A, Cl A2
0.616%, 12/15/2018 (A) (C)	457	457
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	166	173
Long Beach Mortgage Loan Trust, Ser 2005-1, Cl M2
0.986%, 02/25/2035 (A)	6,354	6,318
Madison Avenue Manufactured Housing Contract Trust, Ser 2002-A, Cl M2
2.449%, 03/25/2032 (A)	32	32
Magnetite VI, Ser 2015-6A, Cl CR
2.884%, 09/15/2023 (A) (C)	1,500	1,458
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,718	2,878
Mid-State Trust, Ser 2004-1, Cl A
6.005%, 08/15/2037	410	428
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (C)	4,792	5,139
Nationstar Agency Advance Funding Trust, Ser 2013-T2A, Cl AT2
1.892%, 02/18/2048 (C)	232	229
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2A
2.650%, 12/15/2028 (C)	1,191	1,177
Navient Student Loan Trust, Ser 2014-1, Cl A2
0.501%, 03/27/2023 (A)	1,388	1,371
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.701%, 06/25/2031 (A)	5,330	5,234
Navient Student Loan Trust, Ser 2014-2, Cl A
0.831%, 03/25/2043 (A)	6,594	6,257
Navient Student Loan Trust, Ser 2014-3, Cl A
0.811%, 03/25/2043 (A)	6,615	6,290
Navient Student Loan Trust, Ser 2014-4, Cl A
0.807%, 03/25/2043 (A)	4,751	4,523
Navient Student Loan Trust, Ser 2014-8, Cl A2
0.631%, 04/25/2023 (A)	1,300	1,284
Navient Student Loan Trust, Ser 2014-8, Cl B
1.691%, 07/26/2049 (A)	134	120
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.475%, 10/27/2036 (A)	1,996	1,889
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.455%, 01/25/2037 (A)	1,876	1,826
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.405%, 10/25/2033 (A)	2,231	2,123
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.381%, 03/23/2037 (A)	1,848	1,738
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.385%, 12/24/2035 (A)	6,032	5,732
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
0.461%, 03/22/2032 (A)	742	669

43	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.419%, 11/23/2022 (A)	$278	$277
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.375%, 10/26/2026 (A)	953	950
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
0.999%, 04/25/2046 (A) (C)	884	882
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.141%, 11/25/2043 (A) (C)	3,735	3,525
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
0.787%, 09/25/2042 (A) (C)	6,575	6,322
Neuberger Berman CLO, Ser 2014-16A, Cl A1
1.759%, 04/15/2026 (A) (C)	1,060	1,054
Normandy Mortgage Loan LLC, Ser 2013-NPL3, Cl A
4.949%, 09/16/2043 (C)	432	432
NYMT Residential, Ser 2012-RP1A
4.250%, 12/25/2017 (A) (C)	868	868
NYMT Residential, Ser 2013-RP3A
4.850%, 09/25/2018 (C)	486	486
Oak Hill Advisors Residential Loan Trust, Ser 2014-NPL2, Cl A1
3.475%, 04/25/2054 (C)	992	989
Oak Hill Advisors Residential Loan Trust, Ser 2014-NPL2, Cl A2
4.000%, 04/25/2054 (C)	343	339
Octagon Investment Partners XI, Ser 2007-1X, Cl A1B
0.542%, 08/25/2021 (A)	2,102	2,042
OHA Loan Funding, Ser 2014-1A, Cl A1
1.762%, 10/20/2026 (A) (C)	3,000	2,992
OneMain Financial Issuance Trust, Ser 2015-1A, Cl A
3.190%, 03/18/2026 (C)	1,151	1,163
OZLM VIII, Ser 2014-8A, Cl A1A
1.714%, 10/17/2026 (A) (C)	2,000	1,994
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2004-WCW1, Cl M2
1.211%, 09/25/2034 (A)	303	301
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2004-WWF1, Cl M2
1.211%, 12/25/2034 (A)	773	773
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WCH1, Cl M2
0.979%, 01/25/2036 (A)	1,994	1,981
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WCW2, Cl A2D
0.561%, 07/25/2035 (A)	5,159	5,147

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WCW2, Cl M1
0.691%, 07/25/2035 (A)	$7,350	$7,255
Popular ABS Mortgage Pass-Through Trust, Ser 2004-5, Cl AF4
4.655%, 12/25/2034 (A)	—	—
Progreso Receivables Funding II LLC, Ser 2014-A, Cl A
3.500%, 07/08/2019 (C)	1,000	1,004
Progreso Receivables Funding LLC, Ser 2015-A, Cl A
3.625%, 02/10/2020 (C)	1,030	1,033
Race Point CLO, Ser 2012-7A, Cl A
1.731%, 11/08/2024 (A) (C)	4,500	4,480
RAMP Trust, Ser 2002-RS4, Cl AI5
6.163%, 08/25/2032	3	3
RAMP Trust, Ser 2003-RS10, Cl AI6
5.872%, 11/25/2033	506	539
RAMP Trust, Ser 2003-RS11, Cl AI6A
5.980%, 12/25/2033	421	454
RAMP Trust, Ser 2006-RZ1, Cl A3
0.499%, 03/25/2036 (A)	517	505
RAMP Trust, Ser 2006-RZ3, Cl A2
0.359%, 08/25/2036 (A)	2,609	2,578
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	2,470	2,591
Saranac CLO II, Ser 2014-2A, Cl B
2.326%, 02/20/2025 (A) (C)	1,750	1,710
SBA Small Business Investment, Ser 2015-10A, Cl 1
2.517%, 03/10/2025	660	665
Selene Non-Performing Loans LLC, Ser 2014-1A, Cl A
2.981%, 05/25/2054 (C)	229	227
Shackleton CLO, Ser 2013-4A, Cl B1
2.276%, 01/13/2025 (A) (C)	1,450	1,430
SLC Student Loan Trust, Ser 2007-2, Cl A2
0.721%, 05/15/2028 (A)	820	810
SLM Private Education Loan Trust, Ser 2012-B, Cl A2
3.480%, 10/15/2030 (C)	641	659
SLM Private Education Loan Trust, Ser 2012-D, Cl A2
2.950%, 02/15/2046 (C)	1,936	1,976
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
0.848%, 07/15/2022 (A) (C)	1,040	1,039
SLM Private Education Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (C)	397	393

44	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Private Education Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (C)	$669	$687
SLM Private Education Loan Trust, Ser 2014-A, Cl A1
0.787%, 07/15/2022 (A) (C)	1,944	1,938
SLM Private Education Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/2026 (C)	1,128	1,146
SLM Student Loan Trust, Ser 2003-12, Cl B
0.876%, 03/15/2038 (A)	1,727	1,532
SLM Student Loan Trust, Ser 2003-4, Cl A5D
0.924%, 03/15/2033 (A) (C)	1,809	1,761
SLM Student Loan Trust, Ser 2004-10, Cl A6A
0.845%, 04/27/2026 (A) (C)	3,200	3,159
SLM Student Loan Trust, Ser 2004-3, Cl A5
0.465%, 07/25/2023 (A)	2,668	2,595
SLM Student Loan Trust, Ser 2004-8, Cl B
0.755%, 01/25/2040 (A)	457	388
SLM Student Loan Trust, Ser 2004-8A, Cl A5
0.795%, 04/25/2024 (A) (C)	5,644	5,594
SLM Student Loan Trust, Ser 2004-9, Cl A5
0.445%, 01/27/2020 (A)	4,470	4,435
SLM Student Loan Trust, Ser 2005-2, Cl A5
0.385%, 04/27/2020 (A)	3,284	3,254
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.395%, 04/25/2025 (A)	273	270
SLM Student Loan Trust, Ser 2005-5, Cl A4
0.435%, 10/25/2028 (A)	2,900	2,730
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.495%, 07/27/2026 (A)	1,093	1,099
SLM Student Loan Trust, Ser 2005-6, Cl A6
0.435%, 10/27/2031 (A)	2,089	1,976
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.445%, 10/25/2029 (A)	1,657	1,550
SLM Student Loan Trust, Ser 2005-9, Cl A5
0.415%, 01/27/2025 (A)	1,265	1,259
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.465%, 01/25/2041 (A)	4,250	3,683
SLM Student Loan Trust, Ser 2006-3, Cl A5
0.395%, 01/25/2021 (A)	2,551	2,445
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.455%, 01/25/2041 (A)	4,250	3,683
SLM Student Loan Trust, Ser 2007-2, Cl A4
0.355%, 07/25/2022 (A)	2,920	2,726
SLM Student Loan Trust, Ser 2007-2, Cl B
0.465%, 07/25/2025 (A)	934	778
SLM Student Loan Trust, Ser 2007-3, Cl A3
0.335%, 04/25/2019	4,326	4,255
SLM Student Loan Trust, Ser 2007-5, Cl A5
0.375%, 01/25/2024 (A)	991	976
SLM Student Loan Trust, Ser 2007-6, Cl B
1.145%, 04/27/2043 (A)	1,012	835

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2008-2, Cl B
1.495%, 01/25/2029 (A)	$1,155	$927
SLM Student Loan Trust, Ser 2008-3, Cl B
1.495%, 04/25/2029 (A)	1,155	952
SLM Student Loan Trust, Ser 2008-4, Cl B
2.145%, 04/25/2029 (A)	1,155	1,047
SLM Student Loan Trust, Ser 2008-5, Cl A3
1.595%, 01/25/2018 (A)	243	243
SLM Student Loan Trust, Ser 2008-5, Cl B
2.145%, 07/25/2029 (A)	1,155	1,071
SLM Student Loan Trust, Ser 2008-6, Cl B
2.145%, 07/25/2029 (A)	1,155	1,010
SLM Student Loan Trust, Ser 2008-7, Cl B
2.145%, 07/25/2029 (A)	1,155	1,009
SLM Student Loan Trust, Ser 2008-8, Cl B
2.545%, 10/25/2029 (A)	1,155	1,101
SLM Student Loan Trust, Ser 2008-9, Cl A
1.795%, 04/25/2023 (A)	6,004	6,023
SLM Student Loan Trust, Ser 2008-9, Cl B
2.545%, 10/25/2029 (A)	1,155	1,111
SLM Student Loan Trust, Ser 2010-1, Cl A
0.599%, 03/25/2025 (A)	312	308
SLM Student Loan Trust, Ser 2011-2, Cl A2
1.399%, 10/25/2034 (A)	495	487
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.941%, 05/26/2026 (A)	1,094	1,082
SLM Student Loan Trust, Ser 2012-6, Cl B
1.199%, 04/27/2043 (A)	1,862	1,644
SLM Student Loan Trust, Ser 2012-C, Cl A1
1.298%, 08/15/2023 (A) (C)	1,422	1,423
SLM Student Loan Trust, Ser 2012-E, Cl A1
0.948%, 10/16/2023 (A) (C)	847	846
SLM Student Loan Trust, Ser 2012-E, Cl A2B
1.948%, 06/15/2045 (A) (C)	568	580
SLM Student Loan Trust, Ser 2013-1, Cl B
1.999%, 11/25/2043 (A)	487	429
SLM Student Loan Trust, Ser 2013-2, Cl B
1.691%, 06/25/2043 (A)	373	345
SLM Student Loan Trust, Ser 2013-3, Cl B
1.699%, 09/25/2043 (A)	768	709
SLM Student Loan Trust, Ser 2013-4, Cl A
0.741%, 06/25/2027 (A)	2,535	2,490
SLM Student Loan Trust, Ser 2013-5, Cl A2
0.591%, 10/26/2020 (A)	1,123	1,117
SLM Student Loan Trust, Ser 2013-6, Cl A2
0.691%, 02/25/2021 (A)	633	630
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	3,477	3,458
SLM Student Loan Trust, Ser 2014-2, Cl A3
0.789%, 03/26/2029 (A)	1,774	1,708
Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	420	426

45	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SMB Private Education Loan Trust, Ser 2015-A, Cl A1
0.787%, 07/17/2023 (A) (C)	$2,265	$2,253
SMB Private Education Loan Trust, Ser 2015-A, Cl A2A
2.490%, 06/15/2027 (C)	2,370	2,312
SMB Private Education Loan Trust, Ser 2015-A, Cl A2B
1.187%, 06/15/2027 (A) (C)	1,812	1,788
SMB Private Education Loan Trust, Ser 2015-B, Cl A2A
2.980%, 07/15/2027 (C)	1,578	1,578
SMB Private Education Loan Trust, Ser 2015-B, Cl A2B
1.391%, 07/15/2027 (A) (C)	1,902	1,891
SpringCastle America Funding LLC, Ser 2014-AA, Cl A
2.700%, 05/25/2023 (C)	2,078	2,086
SpringCastle America Funding LLC, Ser 2014-AA, Cl B
4.610%, 10/25/2027 (C)	600	612
Springleaf Funding Trust, Ser 2013-AA, Cl A
2.580%, 09/15/2021 (C)	1,197	1,200
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (C)	933	931
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
0.741%, 09/25/2034 (A)	3,364	3,211
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl A3
0.799%, 05/25/2035 (A)	7,135	7,137
Sunset Mortgage Loan, Ser 2014-NPL2, Cl A
3.721%, 11/16/2044 (C)	1,379	1,375
Trade MAPS 1, Ser 2013-1A, Cl A
0.892%, 12/10/2018 (A) (C)	3,109	3,110
Trafigura Securitisation Finance, Ser 2014-1A, Cl A
1.148%, 10/15/2021 (A) (C)	957	952
Truman Capital Mortgage Loan Trust, Ser 2014-NPL1, Cl A1
3.228%, 07/25/2053 (C)	374	373
Truman Capital Mortgage Loan Trust, Ser 2014-NPL2, Cl A1
3.125%, 06/25/2054 (C)	281	281
Truman Capital Mortgage Loan Trust, Ser 2014-NPL2, Cl A2
4.250%, 06/25/2054 (C)	301	295
Truman Capital Mortgage Loan Trust, Ser 2014-NPL3, Cl A1
3.125%, 04/25/2053 (C)	395	392
U.S. Small Business Administration, Ser 2013-20L, Cl 1
3.380%, 12/01/2033	1,123	1,167

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. Small Business Administration, Ser 2015-20A, Cl 1
2.520%, 01/01/2035	$1,086	$1,084
US Residential Opportunity Fund Trust, Ser 2015-1III, Cl A
3.721%, 01/27/2035 (C)	1,011	1,008
Venture XV CLO, Ser 2013-15A, Cl B1
2.339%, 07/15/2025 (A) (C)	800	789
Venture XVI CLO, Ser 2014-16A, Cl A1L
1.789%, 04/15/2026 (A) (C)	4,020	4,001
VOLT XIX LLC, Ser 2014-NP11, Cl A1
3.875%, 04/25/2055 (C)	659	660
VOLT XXVI LLC, Ser 2014-NPL6, Cl A1
3.125%, 09/25/2043 (C)	991	990
VOLT XXX LLC, Ser 2015-NPL1, Cl A1
3.625%, 10/25/2057 (C)	734	733
VOLT XXXI LLC, Ser 2015-NPL2, Cl A1
3.375%, 02/25/2055 (C)	682	680
VOLT, Ser 2014-NPL5, Cl A1
3.228%, 09/25/2058	531	531
VOLT, Ser 2014-NPL6, Cl A2
4.250%, 09/25/2043	421	416
VOLT, Ser 2014-NPL7, Cl A1
3.375%, 08/27/2057 (C)	1,196	1,195
VOLT, Ser 2014-NPL8, Cl A1
3.375%, 10/26/2054 (C)	320	320
Voya CLO, Ser 2014-4A, Cl A1
1.777%, 10/14/2026 (A) (C)	3,500	3,488
Westgate Resorts LLC, Ser 2012-2A, Cl A
3.000%, 01/20/2025 (C)	166	166
Westgate Resorts LLC, Ser 2012-3A, Cl A
2.500%, 03/20/2025 (C)	161	162

		427,649

Total Asset-Backed Securities (Cost $599,206) ($ Thousands)		599,804

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.8%
FAMC
2.125%, 09/15/2015	175	175
FFCB
1.500%, 11/16/2015	7,830	7,853
0.253%, 02/27/2017 (A)	7,130	7,141
0.214%, 09/14/2016 (A)	7,370	7,376
FHLB
5.500%, 07/15/2036	200	263
1.250%, 06/28/2030 (H)	7,510	7,483
0.875%, 05/24/2017	100	100
0.070%, 09/09/2015 (B)	8,810	8,810
0.066%, 09/11/2015 (B)	48,135	48,135
FHLMC
5.625%, 11/23/2035	1,581	1,599
1.620%, 11/21/2019	810	808

46	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

FICO STRIPS, PO
9.800%, 04/06/2018		7,590	$9,289
8.600%, 09/26/2019		5,655	7,201
1.386%, 11/02/2018 (B)		9,315	8,909
1.350%, 08/03/2018 (B)		1,480	1,427
1.315%, 05/11/2018 (B)		3,620	3,495
1.302%, 04/06/2018 (B)		2,920	2,832
1.281%, 02/08/2018 (B)		960	936
0.000%, 12/06/2018 to 09/26/2019 (B)		7,550	7,182
FNMA
2.625%, 09/06/2024		1,458	1,470
2.581%, 10/09/2019 (B)		27,035	24,887
0.150%, 11/04/2015 (B)		23,870	23,864
FNMA, PO
0.000%, 05/15/2030 (B)		1,800	1,090
Residual Funding Principal STRIPS
1.972%, 10/15/2020 (B)		4,950	4,468
1.175%, 07/15/2020 (B)		2,430	2,215
Resolution Funding STRIPS
1.813%, 10/15/2019 (B)		440	410
Tennessee Valley Authority
5.880%, 04/01/2036		1,550	2,036
5.250%, 09/15/2039		498	611
4.625%, 09/15/2060		231	254
3.875%, 02/15/2021		3,090	3,377
2.875%, 09/15/2024		3,748	3,782
Tennessee Valley Authority Generic STRIPS
5.741%, 07/15/2028 (B)		1,500	968
Tennessee Valley Authority Principal STRIPS, PO
0.000%, 11/01/2025 (B)		1,000	728

Total U.S. Government Agency Obligations (Cost $196,113) ($ Thousands)			201,174

SOVEREIGN DEBT — 2.4%
African Development Bank
8.800%, 09/01/2019 (I)		700	868
Brazilian Government International Bond
5.000%, 01/27/2045		925	745
China Government Bond
3.390%, 05/21/2025	CNY	5,000	770
3.380%, 11/21/2024	CNY	3,000	460
FMS Wertmanagement AoeR
1.000%, 11/21/2017		1,660	1,659
Hashemite Kingdom of Jordan Government AID Bond
3.000%, 06/30/2025		1,916	1,953
2.578%, 06/30/2022		2,176	2,207
Indonesia Government International Bond MTN
4.125%, 01/15/2025 (C)		1,025	981

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Israel Government AID Bond
5.500%, 09/18/2033		1,000	$1,299
3.544%, 11/01/2024 (B)		1,000	773
3.030%, 02/15/2025 (B)		1,000	764
2.959%, 08/15/2025 (B)		1,000	752
Italy Buoni Poliennali Del Tesoro
3.750%, 09/01/2024	EUR	18,160	23,439
Japan Bank for International Cooperation
1.750%, 05/28/2020		2,160	2,144
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		3,600	3,950
Mexico Government International Bond MTN
6.050%, 01/11/2040		394	441
5.750%, 10/12/2110		3,002	2,867
5.550%, 01/21/2045		20,210	21,120
4.750%, 03/08/2044		968	903
4.000%, 10/02/2023		84	85
3.600%, 01/30/2025		3,190	3,126
3.500%, 01/21/2021		300	304
Poland Government International Bond
5.000%, 03/23/2022		380	424
4.000%, 01/22/2024		7,630	8,027
Province of Quebec Canada
7.500%, 07/15/2023		260	346
2.625%, 02/13/2023		5,600	5,658
Republic of Colombia
5.625%, 02/26/2044		6,830	6,634
5.000%, 06/15/2045		905	804
Republic of Indonesia
5.875%, 01/15/2024 (C)		1,264	1,359
5.875%, 03/13/2020		190	209
4.875%, 05/05/2021		500	519
3.750%, 04/25/2022 (C)		360	345
3.750%, 04/25/2022		500	481
Republic of Paraguay
6.100%, 08/11/2044 (C)		960	965
4.625%, 01/25/2023 (C)		575	577
Republic of Peru
6.550%, 03/14/2037		300	357
5.625%, 11/18/2050		2,460	2,645
4.125%, 08/25/2027		575	571
Republic of Slovakia
4.375%, 05/21/2022 (C)		3,190	3,540
Republic of Slovenia
5.850%, 05/10/2023 (C)		655	747
5.500%, 10/26/2022 (C)		996	1,118
5.250%, 02/18/2024 (C)		3,600	3,969
Republic of South Africa
5.875%, 09/16/2025 (D)		4,750	5,129
Republic of Turkey
6.250%, 09/26/2022		859	940
5.750%, 03/22/2024		4,240	4,492
5.625%, 03/30/2021		562	597

47	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Russian Foreign Bond - Eurobond
7.500%, 03/31/2030 (H)	3,266	$3,824
4.500%, 04/04/2022	2,400	2,310

Total Sovereign Debt (Cost $125,656) ($ Thousands)		128,197

MUNICIPAL BONDS — 0.5%
Brazos, Higher Education Authority, Ser 2006-2, Cl A9, RB
0.291%, 12/26/2024 (A)	1,183	1,139
California State, Build America Project, GO
7.600%, 11/01/2040	1,195	1,761
6.650%, 03/01/2022	70	85
City of Chicago, Ser B, GO
6.314%, 01/01/2044	2,690	2,305
City of Houston, Ser A, GO
6.290%, 03/01/2032	605	731
City of Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	180	230
City of New York, Build America Project, GO
5.047%, 10/01/2024	4,000	4,464
City of New York, Build America Project, GO
Callable 12/01/20 @ 100
6.646%, 12/01/2031	2,000	2,349
County of Clark, Airport System Revenue, Ser C-BUILD, RB
6.820%, 07/01/2045	1,960	2,669
Illinois State, GO
5.100%, 06/01/2033	270	250
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,320	1,820
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	1,814	2,428
New York State, Dormitory Authority, RB
5.600%, 03/15/2040	280	337
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,554	2,077
Northstars Education Finance Authority, RB
1.029%, 01/29/2046 (A)	50	47
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	1,159	1,111
Ohio State, American Municipal Power, RB
7.499%, 02/15/2050	200	274
Port Authority of New York & New Jersey, Build America Project, RB
5.647%, 11/01/2040	200	236

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	$1,795	$1,761
South Carolina State, Student Loan, Ser A-2, Cl A2, RB
0.444%, 12/01/2020 (A)	752	751
Virginia State, Housing Development Authority, Ser C, RB
6.000%, 06/25/2034	240	256

Total Municipal Bonds (Cost $24,672) ($ Thousands)		27,081

U.S. TREASURY OBLIGATIONS — 26.5%
Japan Treasury Discount Bills
0.000%, 12/10/2015 (B)	940,000	7,757
U.S. Treasury Bills
0.329%, 09/17/2015 (B)	15	15
0.025%, 10/08/2015 (B)	7,755	7,755
0.016%, 10/15/2015 (B) (K)	15,210	15,210
0.000%, 09/03/2015 (B) (K)	230	230
0.000%, 09/10/2015 (B)	105	105
U.S. Treasury Bonds
4.500%, 05/15/2038	500	645
3.750%, 11/15/2043	5,520	6,416
3.625%, 02/15/2044	6,455	7,330
3.375%, 05/15/2044	6,175	6,696
3.231%, 08/15/2044 (B)	6,620	2,741
3.125%, 02/15/2043	12,823	13,262
3.000%, 11/15/2044	12,865	12,986
3.000%, 05/15/2045	69,927	70,735
2.875%, 05/15/2043	62,860	61,935
2.875%, 08/15/2045	42,918	42,422
2.750%, 08/15/2042	25,795	24,852
2.750%, 11/15/2042	51,220	49,277
2.500%, 02/15/2045 (K)	67,321	61,241
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	17,872	17,357
2.125%, 02/15/2040	530	643
2.000%, 01/15/2016	8,969	8,957
1.750%, 01/15/2028	228	254
1.375%, 02/15/2044	29,228	30,744
0.750%, 02/15/2042	5,798	5,257
0.750%, 02/15/2045	6,313	5,686
0.625%, 01/15/2024	992	994
0.625%, 02/15/2043	19,690	17,207
0.375%, 07/15/2025	785	770
0.125%, 04/15/2016	21,542	21,335
0.125%, 04/15/2017	6,666	6,642
0.125%, 07/15/2024	13,512	12,980
U.S. Treasury Notes
4.500%, 05/15/2017	9,318	9,411
4.250%, 11/15/2017	1,500	1,612
3.625%, 08/15/2019	9,835	10,688

48	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.500%, 02/15/2018	$28,390	$28,555
3.125%, 05/15/2019	19,360	20,628
3.125%, 05/15/2021	5,150	5,532
2.750%, 02/15/2019	1,500	1,577
2.125%, 12/31/2021	200	203
2.125%, 05/15/2025	55,945	55,506
2.000%, 10/31/2021	100	101
2.000%, 07/31/2022	390	392
2.000%, 08/15/2025	14,948	14,681
1.875%, 10/31/2017	79	81
1.875%, 08/31/2022	2,935	2,924
1.750%, 09/30/2019	55,788	56,208
1.750%, 05/15/2023	2,000	1,957
1.625%, 03/31/2019	2,790	2,824
1.625%, 07/31/2019	36,876	37,245
1.625%, 12/31/2019	27,350	27,279
1.625%, 06/30/2020	45,829	46,026
1.625%, 07/31/2020	84,428	84,753
1.500%, 01/31/2019	6,993	7,054
1.500%, 05/31/2019	18,330	18,449
1.500%, 10/31/2019	12,403	12,440
1.375%, 02/28/2019	10,395	10,439
1.375%, 03/31/2020	2,614	2,601
1.375%, 04/30/2020	8,850	8,799
1.375%, 08/31/2020	60,697	60,217
1.000%, 03/15/2018	18,292	18,313
1.000%, 08/15/2018	9,473	9,458
1.000%, 11/30/2019	22,580	22,167
0.875%, 04/30/2017	5,903	5,922
0.875%, 07/15/2017	14,090	14,128
0.875%, 08/15/2017	83,744	83,929
0.875%, 01/15/2018	28,960	28,938
0.750%, 04/15/2018	24,212	24,069
0.625%, 02/15/2017	921	921
0.625%, 07/31/2017	4,676	4,668
0.625%, 08/31/2017	51,549	51,430
0.625%, 09/30/2017	22,200	22,126
0.625%, 11/30/2017	950	945
U.S. Treasury STRIPS
6.176%, 05/15/2026 (B)	500	384
5.741%, 05/15/2029 (B)	100	69
5.710%, 08/15/2024 (B)	200	163
5.360%, 05/15/2034 (B)	500	292
5.049%, 11/15/2029 (B)	1,450	986
5.025%, 11/15/2033 (B)	1,000	593
4.541%, 08/15/2033 (B)	1,150	688
4.428%, 02/15/2030 (B)	2,150	1,447
4.342%, 02/15/2034 (B)	1,000	589
4.319%, 08/15/2030 (B)	1,850	1,225
4.266%, 11/15/2030 (B)	4,250	2,793
4.168%, 05/15/2030 (B)	2,400	1,603
3.941%, 05/15/2020 (B)	5,600	5,181
3.922%, 05/15/2027 (B)	2,070	1,539

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

3.863%, 02/15/2032 (B)	$1,950	$1,226
3.858%, 05/15/2032 (B)	2,650	1,653
3.851%, 11/15/2031 (B)	3,215	2,042
3.812%, 02/15/2028 (B)	2,473	1,791
3.653%, 11/15/2032 (B)	3,700	2,268
3.556%, 08/15/2028 (B)	2,800	1,992
3.485%, 08/15/2034 (B)	300	174
3.438%, 02/15/2033 (B)	1,100	669
3.394%, 05/15/2031 (B)	2,230	1,441
3.358%, 05/15/2024 (B)	2,800	2,297
3.279%, 05/15/2028 (B)	670	481
3.221%, 02/15/2029 (B)	3,980	2,769
3.113%, 05/15/2033 (B)	2,750	1,659
3.033%, 08/15/2032 (B)	1,000	619
3.019%, 08/15/2029 (B)	3,500	2,402
2.833%, 05/15/2023 (B)	5,200	4,404
2.820%, 11/15/2021 (B)	2,425	2,153
2.804%, 11/15/2028 (B)	800	564
2.670%, 08/15/2023 (B)	2,800	2,354
2.575%, 08/15/2039 (B)	100	49
2.418%, 05/15/2022 (B)	3,725	3,252
2.392%, 02/15/2024 (B)	3,575	2,957
2.334%, 11/15/2023 (B)	2,500	2,086
1.952%, 05/15/2021 (B)	4,500	4,046
1.942%, 08/15/2021 (B)	2,000	1,786
1.705%, 11/15/2027 (B)	16,750	12,247
1.661%, 11/15/2034 (B)	1,000	574
1.572%, 11/15/2019 (B)	1,000	938
1.486%, 08/15/2019 (B)	1,000	946

Total U.S. Treasury Obligations (Cost $1,398,864) ($ Thousands)		1,415,023

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.020% ** †	183,651,257	183,651

Total Cash Equivalent (Cost $183,651) ($ Thousands)		183,651

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P.
0.060% ** † (J)	3,464,355	3,464

Total Affiliated Partnership (Cost $3,464) ($ Thousands)		3,464

Total Investments — 108.7% (Cost $5,750,328) ($ Thousands) §		$5,802,487

49	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS — 0.0%
December 2015, Euro Dollar Future Call, Expires 12/14/2015, Strike Price $99.62 *	169	$9
December 2015, Euro Dollar Future Put, Expires 12/14/2015, Strike Price $98.87 *	169	1
November 2015, U.S. 10 Year Future Option Put, Expires 10/17/2015, Strike Price $126.00 *	165	103
October 2015, U.S. 10 Year Future Option Call, Expires 09/19/2015, Strike Price $129.50 *	10	1
October 2015, U.S. 10 Year Future Option Put, Expires 09/19/2015, Strike Price $124.50 *	70	8
October 2015, U.S. 10 Year Future Option Put, Expires 09/19/2015, Strike Price $126.50 *	49	26

Total Purchased Options (Cost $186) ($ Thousands)		$148

PURCHASED SWAPTION — 0.0%
February 2019, 3-Month LIBOR Put, Expires: 01/14/2019, Strike Rate: 5.000% *	8,145	114

Total Purchased Swaption (Cost $547) ($ Thousands)		$114

WRITTEN OPTIONS — 0.0%
December 2015, Euro Dollar Future Put, Expires 12/14/15, Strike Price $99.25 *	(169)	(2)
December 2015, IMM Euro Dollar Future Call, Expires 12/16/15, Strike Price $99.25 *	(169)	(116)
March 2016, IMM Euro Dollar Future Call, Expires 03/19/16, Strike Price $99.25 *	(110)	(55)
November 2015, U.S. 10 Year Future Option Call, Expires 10/17/15, Strike Price $129.00 *	(165)	(64)
November 2015, U.S. 10 Year Future Option Call, Expires 10/17/15, Strike Price $129.50 *	(141)	(42)
November 2015, U.S. 10 Year Future Option Put, Expires 10/17/15, Strike Price $124.00 *	(330)	(67)
November 2015, U.S. Bond Future Option Call, Expires 10/17/15, Strike Price $163.00 *	(50)	(30)
October 2015, U.S. 10 Year Future Option Call, Expires 09/19/15, Strike Price $129.00 *	(80)	(11)
October 2015, U.S. 10 Year Future Option Call, Expires 09/19/15, Strike Price $130.50 *	(38)	(2)
October 2015, U.S. 10 Year Future Option Call, Expires 09/19/15, Strike Price $128.50 *	(43)	(10)
October 2015, U.S. 10 Year Future Option Put, Expires 09/19/15, Strike Price $123.50 *	(144)	(7)
October 2015, U.S. 10 Year Future Option Put, Expires 09/19/15, Strike Price $125.50 *	(36)	(9)
October 2015, U.S. 10 Year Future Option Put, Expires 09/19/15, Strike Price $125.00 *	(196)	(34)
October 2015, U.S. 5 Year Future Option Call, Expires 09/19/15, Strike Price $120.00 *	(197)	(46)

Description	Contracts	Market Value ($ Thousands)

October 2015, U.S. Bond Future Option Call, Expires 09/19/15, Strike Price $163.00 *	(49)	$(8)
October 2015, U.S. Bond Future Option Call, Expires 09/19/15, Strike Price $162.00 *	(123)	(31)
October 2015, U.S. Bond Future Option Call, Expires 09/19/15, Strike Price $161.00 *	(121)	(41)
October 2015, U.S. Bond Future Option Call, Expires 09/19/15, Strike Price $166.00 *	(203)	(13)
October 2015, U.S. Bond Future Option Call, Expires 09/19/15, Strike Price $160.00 *	(277)	(130)
October 2015, U.S. Bond Future Option Call, Expires 09/19/15, Strike Price $165.00 *	(49)	(5)
October 2015, U.S. Bond Future Option Put, Expires 09/19/15, Strike Price $148.00 *	(74)	(24)

Total Written Options (Premiums Received $1,260) ($ Thousands)		$(747)

WRITTEN SWAPTION — 0.0%
February 2019, 3-Month LIBOR Put, Expires: 01/14/2019, Strike Rate: 5.000% *	(30,730)	(147)

Total Written Swaption (Premiums Received $795) ($ Thousands)		$(147)

A list of the open futures contracts held by the Fund at August 31, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	(396)	Dec-2015	$(61)
90-Day Euro$	(258)	Dec-2016	(161)
90-Day Euro$	(1,282)	Mar-2016	(505)
90-Day Euro$	(1,840)	Sep-2015	(78)
Euro Fx Currency	(40)	Sep-2015	(53)
Euro-Bobl	189	Sep-2015	96
Euro-BTP Italian Government Bond	56	Sep-2015	147
Euro-Bund	(303)	Sep-2015	559
U.S. 2-Year Treasury Note	(1,306)	Dec-2015	488
U.S. 5-Year Treasury Note	(603)	Jan-2016	344
U.S. 5-Year Treasury Note	1,307	Jan-2016	(457)
U.S. 5-Year Treasury Note	(126)	Oct-2015	34
U.S. 10-Year Treasury Note	2,080	Dec-2015	(2,165)
U.S. Long Treasury Bond	(751)	Dec-2015	1,466
U.S. Ultra Long Treasury Bond	516	Dec-2015	(1,965)
U.S. Ultra Long Treasury Bond	(588)	Dec-2015	(29)

			$(2,340)

50	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

For the period ended August 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at August 31, 2015, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
10/16/15	GBP	4,070	USD	6,316	$58
10/16/15-11/13/15	EUR	46,548	USD	51,033	(1,171)
11/13/15	USD	373	EUR	330	(2)
12/10/15	JPY	940,000	USD	7,536	(234)

					$(1,349)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at August 31, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
Bank of America	$(7,234)	$7,046	$(188)
Barclays PLC	(19,245)	18,794	(452)
Citigroup	(29,266)	28,808	(458)
Morgan Stanley	(7,496)	7,338	(158)
UBS	(3,363)	3,270	(93)

			$(1,349)

For the period ended August 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of open OTC swap agreements held by the Fund at August 31, 2015, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Barclays Bank PLC	2.48%	3-Month US LIBOR	11/15/27	$4,105	$(339)
Barclays Bank PLC	2.42%	3-Month US LIBOR	11/15/27	4,110	(302)
Citigroup	2.71%	3-Month US LIBOR	08/15/42	8,210	(57)

					$(698)

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Deutsche Bank	Berkshire Hathaway Inc.	SELL	1.00	03/20/24	$(3,280)	$61
Goldman Sachs	Metlife Inc.	SELL	1.00	06/20/21	(1,660)	(10)
Goldman Sachs	Metlife Inc.	SELL	1.00	06/20/21	(1,900)	(11)

						$40

A list of open centrally cleared swap agreements held by the Fund at August 31, 2015, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Citigroup	3.68%	3-Month US LIBOR	11/15/43	$5,080	$(1,014)

					$(1,014)

For the period ended August 31, 2015, the total amount of open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $5,340,336 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(1)	In U.S. Dollars unless otherwise indicated.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2015.

(B)	The rate reported is the effective yield at time of purchase.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	This security or a partial position of this security is on loan at August 31, 2015. The total market value of securities on loan at August 31, 2015 was $3,334 ($ Thousands).

(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2015 was $755 ($ Thousands) and represented 0.0% of Net Assets.

51	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

(F)	Securities considered illiquid. The total market value of such securities as of August 31, 2015 was $1 ($ Thousands) and represented 0.0% of Net Assets.

(G)	Security in default on interest payments

(H)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on August 31, 2015. The coupon on a step bond changes on a specified date.

(I)	This security is a Supra-National organization.

(J)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2015 was $3,464 ($ Thousands).

(K)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

§	At August 31, 2015, the tax basis cost of the Fund’s investments was $5,750,328 ($ Thousands), and the unrealized appreciation and depreciation were $131,512 ($ Thousands) and $(79,353) ($ Thousands), respectively.

ABS — Asset-Based Security

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

BTP — Buono del Tesoro Poliennale

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CNY — Chinese Yuen

EUR — Euro

FAMC — Federal Agricultural Mortgage Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only - face amount represents notional amount

JPY — Japanese Yen

LLC — Limited Liability Company

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

OTC — Over the Counter

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — U.S. Dollar

The following is a list of the level of inputs used as of August 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$—	$1,752,600	$—	$1,752,600
Corporate Obligations	—	1,490,738	755	1,491,493
Asset-Backed Securities	—	599,804	—	599,804
U.S. Government Agency Obligations	—	201,174	—	201,174
Sovereign Debt	—	128,197	—	128,197
Municipal Bonds	—	27,081	—	27,081
U.S. Treasury Obligations	—	1,415,023	—	1,415,023
Cash Equivalent	183,651	—	—	183,651
Affiliated Partnership	—	3,464	—	3,464

Total Investments in Securities	$183,651	$5,618,081	$755	$5,802,487

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$148	$—	$148
Purchased Swaption	—	114	—	114
Written Options	—	(747)	—	(747)
Written Swaption	—	(147)	—	(147)
Futures Contracts *
Unrealized Appreciation	3,134	—	—	3,134
Unrealized Depreciation	(5,474)	—	—	(5,474)
Forwards Contracts *
Unrealized Appreciation	—	58	—	58
Unrealized Depreciation	—	(1,407)	—	(1,407)
OTC Swaps
Interest Rate Swaps *
Unrealized Depreciation	—	(698)	—	(698)
Credit Default Swaps *
Unrealized Appreciation	—	61	—	61
Unrealized Depreciation	—	(21)	—	(21)
Centrally Cleared Swaps *
Interest Rate Swaps *
Unrealized Depreciation	—	(1,014)	—	(1,014)

Total Other Financial Instruments	$(2,340)	$(3,653)	$—	$(5,993)

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

52	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

August 31, 2015

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of August 31, 2015, the Fund is the seller (“providing protection”) on a total notional amount of $6.8 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
Reference Asset	Corp US$	Sovereign US$	ABS US$	Corp US$	Total
Fair value of written credit derivatives	$17,105	$—	$—	$—	$17,105
Maximum potential amount of future payments	6,840,000	—	—	—	6,840,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) 1	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 months	6-12 months	1-5 years	5-10 years	> 10 years	Total
Current credit spread* on underlying (in basis points)
0 - 100	$—	$—	$—	$3,560,000	$—	$3,560,000
101 - 200	—	—	—	—	3,280,000	3,280,000
> than 200	—	—	—	—	—	—

Total	$—	$—	$—	$3,560,000	$3,280,000	$6,840,000

53	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 78.0%

Consumer Discretionary — 19.8%
Adelphia Communications (escrow security)
10.250%, 06/15/2011 (A)	$125	$1
7.875%, 01/15/2009 (A)	250	1
7.750%, 05/01/2009 (A)	75	—
Adelphia Communications (escrow security), Ser B PIK
9.500%, 02/15/2004 (A)	25	—
Affinia Group
7.750%, 05/01/2021	1,020	1,081
Affinity Gaming LLC
9.000%, 05/15/2018	7,185	7,221
Algeco Scotsman Global Finance
10.750%, 10/15/2019 (B)	703	415
8.500%, 10/15/2018 (B)	5,605	5,016
AMC Entertainment
5.875%, 02/15/2022	1,000	1,015
5.750%, 06/15/2025	2,880	2,866
American Axle & Manufacturing
6.250%, 03/15/2021	790	806
American Builders & Contractors Supply
5.625%, 04/15/2021 (B)	1,210	1,207
American Tire Distributors
10.250%, 03/01/2022 (B)	780	799
Aramark Services
5.750%, 03/15/2020	3,450	3,577
Argos Merger Sub
7.125%, 03/15/2023 (B)	2,065	2,163
AVINTIV Specialty Materials
7.750%, 02/01/2019	685	707
6.875%, 06/01/2019 (B)	2,687	2,727
Beazer Homes USA
5.750%, 06/15/2019	1,560	1,501
Belo
7.750%, 06/01/2027	2,025	2,207
Bon-Ton Department Stores
8.000%, 06/15/2021	6,923	4,500
Boyd Gaming
9.000%, 07/01/2020	1,980	2,124
6.875%, 05/15/2023	1,325	1,361
Brookfield Residential Properties
6.375%, 05/15/2025 (B)	632	611
Burger King Worldwide
6.000%, 04/01/2022 (B)	3,840	3,955
Cable One
5.750%, 06/15/2022 (B)	1,920	1,939
Cablevision Systems
7.750%, 04/15/2018	4,595	4,951
5.875%, 09/15/2022	1,947	1,869
Caesars Entertainment Operating
11.250%, 06/01/2017 (A)	1,645	1,380

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

9.000%, 02/15/2020 (A)	$19,310	$16,531
8.500%, 02/15/2020 (A)	1,595	1,332
Caesars Entertainment Resort Properties LLC
8.000%, 10/01/2020	3,310	3,269
Caesars Growth Properties Holdings LLC
9.375%, 05/01/2022	1,080	904
Caleres
6.250%, 08/15/2023 (B)	3,835	3,873
CCO Holdings LLC
6.625%, 01/31/2022	1,575	1,658
6.500%, 04/30/2021	2,220	2,320
5.875%, 05/01/2027 (B)	1,776	1,740
5.375%, 05/01/2025 (B)	2,378	2,310
5.250%, 03/15/2021	815	823
5.250%, 09/30/2022	2,740	2,762
5.125%, 02/15/2023	2,000	1,995
5.125%, 05/01/2023 (B)	2,204	2,204
CCO Safari II LLC
6.384%, 10/23/2035 (B)	425	433
Cedar Fair
5.375%, 06/01/2024	1,870	1,898
5.250%, 03/15/2021	2,000	2,035
Century Communities
6.875%, 05/15/2022 (B)	5,625	5,365
Chester Downs & Marina LLC
9.250%, 02/01/2020 (B)	5,910	4,551
Chinos Intermediate Holdings A
7.750%, 05/01/2019 (B)	545	232
Cinemark USA
7.375%, 06/15/2021	870	920
5.125%, 12/15/2022	1,100	1,100
4.875%, 06/01/2023	610	595
Claire’s Stores
9.000%, 03/15/2019 (B)	3,750	3,178
8.875%, 03/15/2019	3,700	1,563
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	2,710	2,798
6.500%, 11/15/2022	5,110	5,256
CSC Holdings LLC
8.625%, 02/15/2019	2,375	2,672
6.750%, 11/15/2021	1,000	1,049
5.250%, 06/01/2024	1,913	1,775
CST Brands
5.000%, 05/01/2023	350	347
Cumulus Media Holdings
7.750%, 05/01/2019	4,285	3,557
Dana Holding
6.750%, 02/15/2021	1,432	1,489
6.000%, 09/15/2023	395	398
5.500%, 12/15/2024	1,060	1,041
5.375%, 09/15/2021	535	536
DBP Holding
7.750%, 10/15/2020 (B)	875	575

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DISH DBS
6.750%, 06/01/2021	$2,990	$3,002
5.875%, 07/15/2022	7,154	6,765
5.875%, 11/15/2024	5,730	5,221
5.000%, 03/15/2023	2,645	2,336
Dollar Tree Inc
5.750%, 03/01/2023 (B)	1,831	1,918
5.250%, 03/01/2020 (B)	149	156
DreamWorks Animation SKG
6.875%, 08/15/2020 (B)	1,400	1,316
Eldorado Resorts
7.000%, 08/01/2023 (B)	5,940	5,895
Empire Today LLC
11.375%, 02/01/2017 (B)	1,841	1,592
ESH Hospitality
5.250%, 05/01/2025 ‡ (B)	940	912
FCA US LLC
8.250%, 06/15/2021	2,665	2,859
Ferrellgas
6.500%, 05/01/2021	2,650	2,544
Fiat Chrysler Automobiles
5.250%, 04/15/2023	460	455
4.500%, 04/15/2020	295	295
Fontainebleau Las Vegas
10.250%, 06/15/2015 (A) (B)	3,500	18
General Motors Financial
4.250%, 05/15/2023	325	320
3.450%, 04/10/2022	520	495
Gestamp Funding Luxembourg
5.625%, 05/31/2020 (B)	2,260	2,328
Gibson Brands
8.875%, 08/01/2018 (B)	1,436	1,364
Goodyear Tire & Rubber
8.750%, 08/15/2020	580	691
6.500%, 03/01/2021	2,695	2,853
Graton Economic Development Authority
9.625%, 09/01/2019 (B)	4,790	5,137
Guitar Center
9.625%, 04/15/2020 (B)	4,945	4,327
6.500%, 04/15/2019 (B)	4,015	3,766
Gymboree
9.125%, 12/01/2018	860	258
HD Supply
11.500%, 07/15/2020	745	853
11.000%, 04/15/2020	535	595
7.500%, 07/15/2020	1,567	1,673
5.250%, 12/15/2021 (B)	765	786
Hillman Group
6.375%, 07/15/2022 (B)	740	694
Hilton Worldwide Finance LLC
5.625%, 10/15/2021	420	438
iHeartCommunications
14.000%, 02/01/2021	1,720	981

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

10.625%, 03/15/2023	$959	$861
10.000%, 01/15/2018	1,285	933
9.000%, 12/15/2019	901	848
9.000%, 03/01/2021	970	860
9.000%, 09/15/2022	8,235	7,164
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (B) (C)	5,805	5,399
International Automotive Components Group
9.125%, 06/01/2018 (B)	1,705	1,739
International Game Technology
6.500%, 02/15/2025 (B)	605	573
6.250%, 02/15/2022 (B)	1,635	1,577
Interval Acquisition
5.625%, 04/15/2023 (B)	3,350	3,308
Isle of Capri Casinos
5.875%, 03/15/2021	740	762
Jarden
6.125%, 11/15/2022	500	516
JC Penney
8.125%, 10/01/2019	2,345	2,380
7.950%, 04/01/2017	998	1,035
6.375%, 10/15/2036	1,160	847
5.750%, 02/15/2018	987	982
5.650%, 06/01/2020	3,500	3,202
L Brands
6.950%, 03/01/2033	1,174	1,227
6.625%, 04/01/2021	1,225	1,378
5.625%, 02/15/2022	1,995	2,137
5.625%, 10/15/2023	585	623
Landry’s
9.375%, 05/01/2020 (B)	3,065	3,276
Lear
5.250%, 01/15/2025	810	806
Liberty Interactive LLC
8.250%, 02/01/2030	4,555	4,623
LIN Television
5.875%, 11/15/2022 (B)	3,064	3,049
LTF Merger Sub
8.500%, 06/15/2023 (B)	6,324	6,166
McClatchy
9.000%, 12/15/2022	535	484
MGM Resorts International
7.750%, 03/15/2022	1,815	2,010
6.750%, 10/01/2020	870	927
6.625%, 12/15/2021	3,625	3,852
6.000%, 03/15/2023	5,412	5,493
5.250%, 03/31/2020	2,045	2,055
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021 (B)	9,204	9,572
Monitronics International
9.125%, 04/01/2020	9,855	9,214
Murphy Oil USA
6.000%, 08/15/2023	1,415	1,457

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Neiman Marcus Group LLC
8.000%, 10/15/2021 (B)	$445	$469
Neiman Marcus Group LLC PIK
8.750%, 10/15/2021 (B)	2,625	2,809
Netflix
5.875%, 02/15/2025 (B)	2,315	2,405
5.500%, 02/15/2022 (B)	544	558
New Albertsons
8.700%, 05/01/2030	1,870	1,926
8.000%, 05/01/2031	9,580	9,580
7.750%, 06/15/2026	135	132
7.450%, 08/01/2029	3,800	3,686
Nexstar Broadcasting
6.875%, 11/15/2020	3,475	3,649
6.125%, 02/15/2022 (B)	4,604	4,639
Nine West Holdings
8.250%, 03/15/2019 (B)	6,460	2,649
Omega US Sub LLC
8.750%, 07/15/2023 (B)	2,665	2,438
Party City Holdings
8.875%, 08/01/2020	745	794
6.125%, 08/15/2023 (B)	1,125	1,133
Peninsula Gaming LLC
8.375%, 02/15/2018 (B)	2,750	2,860
Petco Animal Supplies
9.250%, 12/01/2018 (B)	1,195	1,237
PF Chang’s China Bistro
10.250%, 06/30/2020 (B)	1,615	1,615
Pinnacle Entertainment
7.750%, 04/01/2022	580	641
7.500%, 04/15/2021	3,125	3,305
Quebecor Media (escrow security)
0.000%, 11/15/2013 (A)	1,800	2
0.000%, 03/15/2016 (A)	2,175	3
QVC
4.375%, 03/15/2023	2,000	1,913
Radio One
9.250%, 02/15/2020 (B)	3,580	3,186
7.375%, 04/15/2022 (B)	1,766	1,698
Radio Systems
8.375%, 11/01/2019 (B)	1,260	1,332
Regal Entertainment Group
5.750%, 03/15/2022	1,455	1,464
RSI Home Products
6.500%, 03/15/2023 (B)	2,425	2,473
Sally Holdings LLC
5.750%, 06/01/2022	780	809
Schaeffler Finance BV
4.750%, 05/15/2023 (B)	865	833
Schaeffler Holding Finance PIK
6.750%, 11/15/2022 (B)	2,190	2,338
Scientific Games International
10.000%, 12/01/2022	2,720	2,496

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.000%, 01/01/2022 (B)	$1,190	$1,217
Serta Simmons Bedding LLC
8.125%, 10/01/2020 (B)	3,030	3,208
Service International
7.625%, 10/01/2018	410	459
7.500%, 04/01/2027	1,265	1,460
5.375%, 05/15/2024	287	298
ServiceMaster
7.250%, 03/01/2038	4,710	4,357
ServiceMaster LLC
7.450%, 08/15/2027	1,400	1,407
Shingle Springs Tribal Gaming Authority
9.750%, 09/01/2021 (B)	4,400	4,631
Sinclair Television Group
6.125%, 10/01/2022	385	387
5.625%, 08/01/2024 (B)	6,982	6,642
5.375%, 04/01/2021	5,335	5,315
Sirius XM Radio
6.000%, 07/15/2024 (B)	1,375	1,416
5.875%, 10/01/2020 (B)	2,000	2,085
5.750%, 08/01/2021 (B)	1,375	1,423
5.375%, 04/15/2025 (B)	5,580	5,524
4.625%, 05/15/2023 (B)	3,350	3,191
4.250%, 05/15/2020 (B)	1,400	1,397
Six Flags Entertainment
5.250%, 01/15/2021 (B)	4,850	4,923
Spanish Broadcasting System
12.500%, 04/15/2017 (B)	1,641	1,698
Station Casinos LLC
7.500%, 03/01/2021	2,073	2,193
Taylor Morrison Communities
5.625%, 03/01/2024 (B)	4,695	4,578
TEGNA
5.500%, 09/15/2024 (B)	510	505
4.875%, 09/15/2021 (B)	565	558
Tempur Sealy International
6.875%, 12/15/2020	1,175	1,257
Time
5.750%, 04/15/2022 (B)	920	879
Time Warner Cable
6.750%, 06/15/2039	720	734
5.500%, 09/01/2041	975	881
Townsquare Media
6.500%, 04/01/2023 (B)	4,115	3,909
Toys R Us
10.375%, 08/15/2017	8,705	6,442
Tribune Media
5.875%, 07/15/2022 (B)	3,150	3,174
Tupy Overseas
6.625%, 07/17/2024 (B)	600	568
UCI International
8.625%, 02/15/2019	1,485	1,218

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Univar USA
6.750%, 07/15/2023 (B)	$1,232	$1,226
Univision Communications
5.125%, 02/15/2025 (B)	3,059	2,967
Viking Cruises
6.250%, 05/15/2025 (B)	5,790	5,703
Vista Outdoor
5.875%, 10/01/2023 (B)	470	478
VTR Finance
6.875%, 01/15/2024 (B)	3,625	3,571
WMG Acquisition
6.750%, 04/15/2022 (B)	4,850	4,632
6.000%, 01/15/2021 (B)	698	712
5.625%, 04/15/2022 (B)	1,045	1,037
Wynn Las Vegas LLC
5.500%, 03/01/2025 (B)	3,595	3,325
4.250%, 05/30/2023 (B)	487	435
ZF North America Capital
4.750%, 04/29/2025 (B)	1,445	1,369
4.500%, 04/29/2022 (B)	795	770

		464,493

Consumer Staples — 6.6%
21st Century Oncology
11.000%, 05/01/2023 (B)	1,490	1,430
Albea Beauty Holdings
8.375%, 11/01/2019 (B)	745	790
APX Group
8.750%, 12/01/2020	8,075	7,106
6.375%, 12/01/2019	1,363	1,324
Ashtead Capital
6.500%, 07/15/2022 (B)	2,340	2,434
B&G Foods
4.625%, 06/01/2021	700	682
Bumble Bee Holdco PIK
9.625%, 03/15/2018 (B)	3,022	3,098
Bumble Bee Holdings
9.000%, 12/15/2017 (B)	964	991
Central Garden and Pet
8.250%, 03/01/2018	1,471	1,502
Ceridian HCM Holding
11.000%, 03/15/2021 (B)	1,574	1,554
Chiquita Brands International
7.875%, 02/01/2021	289	312
Concordia Healthcare
7.000%, 04/15/2023 (B)	2,740	2,829
Cott Beverages
6.750%, 01/01/2020	1,640	1,702
5.375%, 07/01/2022	2,867	2,817
Darling Ingredients
5.375%, 01/15/2022	1,000	988
Diamond Foods
7.000%, 03/15/2019 (B)	900	927

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DJO Finco
8.125%, 06/15/2021 (B)	$1,955	$2,022
Elizabeth Arden
7.375%, 03/15/2021	2,571	1,620
Energizer Holdings
5.500%, 06/15/2025 (B)	990	964
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (B)	1,650	1,782
4.750%, 10/15/2024 (B)	800	801
4.125%, 10/15/2020 (B)	2,250	2,289
Global A&T Electronics
10.000%, 02/01/2019 (B)	415	347
Grifols Worldwide Operations
5.250%, 04/01/2022	4,291	4,361
Harland Clarke Holdings
9.250%, 03/01/2021 (B)	9,691	8,068
HRG Group
7.875%, 07/15/2019	3,950	4,157
7.750%, 01/15/2022 (B)	2,041	2,000
Immucor
11.125%, 08/15/2019	5,385	5,654
inVentiv Health PIK
10.000%, 08/15/2018 (B)	691	694
Jaguar Holding II
6.375%, 08/01/2023 (B)	5,656	5,605
JBS Investments GmbH
7.750%, 10/28/2020 (B)	763	814
7.250%, 04/03/2024 (B)	470	475
JBS USA LLC
5.875%, 07/15/2024 (B)	718	715
5.750%, 06/15/2025 (B)	2,890	2,803
KeHE Distributors LLC
7.625%, 08/15/2021 (B)	1,900	2,014
Kronos Acquisition Holdings
9.000%, 08/15/2023 (B)	1,835	1,661
Midas Intermediate Holdco II LLC
7.875%, 10/01/2022 (B)	1,080	1,066
Post Holdings
8.000%, 07/15/2025 (B)	4,145	4,280
7.750%, 03/15/2024 (B)	1,545	1,595
7.375%, 02/15/2022	2,560	2,624
6.750%, 12/01/2021 (B)	155	156
6.000%, 12/15/2022 (B)	1,735	1,674
Prestige Brands
5.375%, 12/15/2021 (B)	1,025	1,017
Quintiles Transnational
4.875%, 05/15/2023 (B)	1,579	1,611
Rite Aid
7.700%, 02/15/2027	3,225	3,773
6.875%, 12/15/2028 (B)	210	234
6.125%, 04/01/2023 (B)	5,780	5,932
Spectrum Brands
6.625%, 11/15/2022	2,240	2,405

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.375%, 11/15/2020	$480	$508
6.125%, 12/15/2024 (B)	2,363	2,458
5.750%, 07/15/2025 (B)	1,370	1,411
Sterigenics-Nordion Holdings LLC
6.500%, 05/15/2023 (B)	6,790	6,926
SUPERVALU
7.750%, 11/15/2022	3,320	3,436
6.750%, 06/01/2021	5,150	5,195
Truven Health Analytics
10.625%, 06/01/2020	1,598	1,672
Valeant Pharmaceuticals International
7.250%, 07/15/2022 (B)	1,720	1,810
7.000%, 10/01/2020 (B)	4,640	4,802
6.750%, 08/15/2021 (B)	1,165	1,209
6.125%, 04/15/2025 (B)	3,707	3,818
5.875%, 05/15/2023 (B)	3,462	3,531
5.500%, 03/01/2023 (B)	3,967	4,022
5.375%, 03/15/2020 (B)	1,002	1,020
Valeant Pharmaceuticals International Escrow
7.500%, 07/15/2021 (B)	3,755	4,032
6.750%, 08/15/2018 (B)	1,750	1,831
Vector Group
7.750%, 02/15/2021	2,030	2,160

		155,540

Energy — 8.9%
Alpha Natural Resources
6.250%, 06/01/2021 (A)	805	22
6.000%, 06/01/2019 (A)	2,300	63
American Energy-Permian Basin LLC
8.000%, 06/15/2020 (B)	3,178	2,876
7.375%, 11/01/2021 (B)	1,219	634
7.125%, 11/01/2020 (B)	1,403	730
American Greetings
7.375%, 12/01/2021	390	410
Antero Resources
5.125%, 12/01/2022	345	312
Antero Resources Finance
6.000%, 12/01/2020	170	162
5.375%, 11/01/2021	435	400
Arch Coal
8.000%, 01/15/2019 (B)	200	28
7.250%, 06/15/2021	955	131
7.000%, 06/15/2019	510	66
Atlas Energy Holdings Operating LLC
9.250%, 08/15/2021	1,950	1,131
7.750%, 01/15/2021	1,350	720
Atwood Oceanics
6.500%, 02/01/2020	1,333	1,140
Basic Energy Services
7.750%, 02/15/2019	3,640	2,393
7.750%, 10/15/2022	1,210	750

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Baytex Energy
5.625%, 06/01/2024 (B)	$1,395	$1,164
Bellatrix Exploration
8.500%, 05/15/2020 (B)	2,206	1,809
Berry Petroleum LLC
6.750%, 11/01/2020	1,408	746
6.375%, 09/15/2022	3,429	1,749
Bill Barrett
7.625%, 10/01/2019	1,889	1,497
Blue Racer Midstream LLC
6.125%, 11/15/2022 (B)	3,437	3,368
BreitBurn Energy Partners
8.625%, 10/15/2020	640	343
7.875%, 04/15/2022	3,050	1,296
California Resources
6.000%, 11/15/2024	1,640	1,216
5.500%, 09/15/2021	1,790	1,388
Calumet Specialty Products Partners
7.625%, 01/15/2022	2,165	2,111
Carrizo Oil & Gas
7.500%, 09/15/2020	400	378
6.250%, 04/15/2023	396	356
Chaparral Energy
8.250%, 09/01/2021	915	416
7.625%, 11/15/2022	1,035	445
Chesapeake Energy
6.875%, 11/15/2020	340	273
6.625%, 08/15/2020	1,495	1,192
6.125%, 02/15/2021	870	674
5.750%, 03/15/2023	830	619
4.875%, 04/15/2022	2,590	1,878
Citgo Holding
10.750%, 02/15/2020 (B)	2,600	2,568
Comstock Resources
10.000%, 03/15/2020 (B)	3,005	2,412
Concho Resources
5.500%, 04/01/2023	170	168
CONSOL Energy
5.875%, 04/15/2022	420	300
Crestwood Midstream Partners
6.250%, 04/01/2023 (B)	490	443
6.125%, 03/01/2022	1,060	965
CSI Compressco
7.250%, 08/15/2022	1,415	1,160
Denbury Resources
5.500%, 05/01/2022	1,070	762
4.625%, 07/15/2023	755	506
Endeavor Energy Resources
7.000%, 08/15/2021 (B)	3,800	3,554
Energy Transfer Equity
5.875%, 01/15/2024	3,884	3,748
EP Energy LLC
9.375%, 05/01/2020	2,228	2,158

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.750%, 09/01/2022	$700	$644
6.375%, 06/15/2023	855	727
EV Energy Partners
8.000%, 04/15/2019	1,160	835
EXCO Resources
8.500%, 04/15/2022	555	155
Exterran Partners
6.000%, 04/01/2021	1,335	1,068
Genesis Energy
6.750%, 08/01/2022	2,492	2,417
6.000%, 05/15/2023	2,434	2,227
5.750%, 02/15/2021	370	348
Gibson Energy
6.750%, 07/15/2021 (B)	5,200	5,057
Halcon Resources
9.750%, 07/15/2020	1,890	690
9.250%, 02/15/2022	400	132
8.875%, 05/15/2021	4,070	1,343
8.625%, 02/01/2020 (B)	2,295	2,014
Hiland Partners
7.250%, 10/01/2020 (B)	2,035	2,152
5.500%, 05/15/2022 (B)	2,569	2,611
IronGate Energy Services LLC
11.000%, 07/01/2018 (B)	500	319
Jupiter Resources
8.500%, 10/01/2022 (B)	5,000	3,125
Kinder Morgan
5.000%, 02/15/2021 (B)	1,180	1,218
Kosmos Energy
7.875%, 08/01/2021	2,035	1,770
Laredo Petroleum
7.375%, 05/01/2022	1,180	1,151
5.625%, 01/15/2022	1,345	1,211
Legacy Reserves
8.000%, 12/01/2020	2,250	1,710
6.625%, 12/01/2021	2,085	1,460
Linn Energy LLC
8.625%, 04/15/2020	110	44
7.750%, 02/01/2021	1,740	683
6.500%, 05/15/2019	500	214
6.250%, 11/01/2019	5,445	2,124
MarkWest Energy Partners
5.500%, 02/15/2023	970	951
4.875%, 12/01/2024	3,215	2,982
4.875%, 06/01/2025	1,495	1,383
MEG Energy
7.000%, 03/31/2024 (B)	1,465	1,198
6.500%, 03/15/2021 (B)	326	272
6.375%, 01/30/2023 (B)	3,025	2,435
Memorial Production Partners
7.625%, 05/01/2021	5,670	3,799
6.875%, 08/01/2022	6,185	3,881

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Midstates Petroleum
10.750%, 10/01/2020	$3,459	$1,003
9.250%, 06/01/2021	485	136
Milagro Oil & Gas
10.500%, 05/15/2016 (A)	1,950	595
Murray Energy
11.250%, 04/15/2021 (B)	4,075	1,885
Newfield Exploration
5.750%, 01/30/2022	395	390
5.375%, 01/01/2026	1,650	1,535
NGL Energy Partners
6.875%, 10/15/2021	1,700	1,666
Noble Energy
5.875%, 06/01/2022	1,100	1,114
Northern Oil and Gas
8.000%, 06/01/2020	1,665	1,265
NuStar Logistics
6.750%, 02/01/2021	1,070	1,097
Oasis Petroleum
6.875%, 03/15/2022	2,880	2,390
Ocean Rig UDW
7.250%, 04/01/2019 (B)	800	416
ONEOK
7.500%, 09/01/2023	1,720	1,720
Pacific Drilling
5.375%, 06/01/2020 (B)	3,087	2,223
Parker Drilling
6.750%, 07/15/2022	1,340	1,045
PBF Logistics
6.875%, 05/15/2023 (B)	4,505	4,347
PDC Energy
7.750%, 10/15/2022	1,340	1,340
Peabody Energy
6.500%, 09/15/2020	160	42
6.250%, 11/15/2021	2,205	579
Petrobras Global Finance
6.850%, 06/05/2115	955	719
Petrobras International Finance
6.750%, 01/27/2041	1,940	1,485
Pioneer Energy Services
6.125%, 03/15/2022	1,710	975
Range Resources
4.875%, 05/15/2025 (B)	610	549
Regency Energy Partners
5.875%, 03/01/2022	1,590	1,636
5.500%, 04/15/2023	550	535
5.000%, 10/01/2022	1,845	1,807
RKI Exploration & Production LLC
8.500%, 08/01/2021 (B)	520	584
Rockies Express Pipeline LLC
6.000%, 01/15/2019 (B)	1,655	1,655
5.625%, 04/15/2020 (B)	3,595	3,469

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rose Rock Midstream
5.625%, 07/15/2022	$4,806	$4,373
5.625%, 11/15/2023 (B)	1,090	976
RSP Permian
6.625%, 10/01/2022 (B)	340	334
Sabine Pass Liquefaction LLC
6.250%, 03/15/2022	4,035	4,055
5.750%, 05/15/2024	4,390	4,291
5.625%, 02/01/2021	4,920	4,846
5.625%, 04/15/2023	4,675	4,541
5.625%, 03/01/2025 (B)	6,690	6,468
Sanchez Energy
7.750%, 06/15/2021	110	93
6.125%, 01/15/2023	580	435
SandRidge Energy
8.750%, 01/15/2020	280	84
8.125%, 10/15/2022	3,295	947
7.500%, 03/15/2021	95	28
7.500%, 02/15/2023	4,790	1,383
SemGroup
7.500%, 06/15/2021	1,970	1,950
SESI LLC
7.125%, 12/15/2021	2,000	1,995
Seventy Seven Energy
6.500%, 07/15/2022	395	184
SM Energy
6.500%, 01/01/2023	250	240
6.125%, 11/15/2022	628	603
5.625%, 06/01/2025	405	359
Summit Midstream Holdings LLC
7.500%, 07/01/2021	1,200	1,200
5.500%, 08/15/2022	1,100	974
Targa Resources Partners
6.625%, 10/01/2020 (B)	1,970	2,000
5.250%, 05/01/2023	50	47
4.125%, 11/15/2019 (B)	225	212
Tesoro Logistics
6.250%, 10/15/2022 (B)	355	355
6.125%, 10/15/2021	460	461
5.875%, 10/01/2020	974	976
5.500%, 10/15/2019 (B)	355	359
Transocean
6.375%, 12/15/2021	820	654
3.800%, 10/15/2022	480	332
Trinidad Drilling
7.875%, 01/15/2019 (B)	880	836
Tullow Oil PLC
6.250%, 04/15/2022 (B)	928	675
Ultra Petroleum
6.125%, 10/01/2024 (B)	610	403
Unit
6.625%, 05/15/2021	1,950	1,679

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vanguard Natural Resources LLC
7.875%, 04/01/2020	$545	$382
Weatherford International
4.500%, 04/15/2022	970	818
Western Refining Logistics
7.500%, 02/15/2023	1,565	1,581
Whiting Canadian Holding ULC
8.125%, 12/01/2019	755	725
Whiting Petroleum
6.250%, 04/01/2023	2,120	1,866
5.750%, 03/15/2021	1,730	1,548
1.250%, 04/01/2020 (B)	315	266
Williams Partners
6.125%, 07/15/2022	625	637
4.875%, 03/15/2024	1,200	1,119
WPX Energy
8.250%, 08/01/2023	1,689	1,626
5.250%, 09/15/2024	510	419
YPF
8.750%, 04/04/2024 (B)	1,345	1,291

		207,808

Financials — 6.5%
AAF Holdings LLC PIK
12.000%, 07/01/2019 (B)	1,039	1,060
Ally Financial
8.000%, 03/15/2020	1,699	1,988
8.000%, 11/01/2031	1,890	2,238
5.125%, 09/30/2024	4,374	4,418
4.625%, 05/19/2022	490	492
4.625%, 03/30/2025	1,640	1,583
4.125%, 03/30/2020	2,435	2,442
3.500%, 01/27/2019	3,150	3,150
Alphabet Holding PIK
7.750%, 11/01/2017	2,720	2,713
American Equity Investment Life Holding
6.625%, 07/15/2021	1,900	2,006
Aventine (escrow security)
0.000%, 10/15/2049 (A) (D) (E) (F)	2,600	1
Bank of America
8.000%, 12/29/2049 (G)	2,185	2,300
6.500%, 12/31/2049 (G)	1,715	1,766
5.125%, 12/31/2049 (G)	1,947	1,901
Boart Longyear Management
10.000%, 10/01/2018 (B)	2,500	2,100
7.000%, 04/01/2021 (B)	4,040	1,818
CIT Group
6.625%, 04/01/2018 (B)	300	321
5.500%, 02/15/2019 (B)	3,115	3,275
5.250%, 03/15/2018	720	748
3.875%, 02/19/2019	1,445	1,445
Citigroup
5.950%, 12/29/2049 (G)	1,950	1,912

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

City National Bank
9.000%, 08/12/2019	$4,062	$4,932
Communications Sales & Leasing
8.250%, 10/15/2023 ‡ (B)	3,181	2,879
6.000%, 04/15/2023 ‡ (B)	2,894	2,728
Corrections Corp of America
4.625%, 05/01/2023 ‡	1,575	1,543
4.125%, 04/01/2020 ‡	695	697
Credit Acceptance
7.375%, 03/15/2023	5,395	5,530
Credit Suisse Group
7.500%, 12/11/2048 (B)	2,985	3,154
CTR Partnership
5.875%, 06/01/2021 ‡	2,680	2,713
CyrusOne
6.375%, 11/15/2022	380	389
Denali Borrower LLC
5.625%, 10/15/2020 (B)	1,210	1,240
Equinix
5.750%, 01/01/2025 ‡	2,205	2,205
5.375%, 01/01/2022 ‡	255	258
4.875%, 04/01/2020 ‡	2,785	2,848
Felcor Lodging
6.000%, 06/01/2025 (B)	148	150
First Data
5.375%, 08/15/2023	3,619	3,664
General Motors
4.875%, 10/02/2023	565	575
Genworth Holdings
7.625%, 09/24/2021	7,340	7,524
6.500%, 06/15/2034	315	249
Geo Group
6.625%, 02/15/2021 ‡	475	495
5.875%, 01/15/2022 ‡	825	858
5.875%, 10/15/2024 ‡	1,050	1,079
5.125%, 04/01/2023 ‡	660	657
GLP Capital
4.875%, 11/01/2020	429	444
Goldman Sachs Group
5.375%, 12/31/2049 (G)	640	626
HSBC Holdings
6.375%, 12/29/2049 (G)	680	672
HUB International
7.875%, 10/01/2021 (B)	5,795	5,781
Infinity Acquisition LLC
7.250%, 08/01/2022 (B)	1,775	1,624
ING Groep
6.500%, 12/31/2049	1,180	1,144
Iron Mountain
6.000%, 08/15/2023 ‡	790	808
James Hardie International Finance
5.875%, 02/15/2023 (B)	2,055	2,117

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Jefferies Finance LLC
6.875%, 04/15/2022 (B)	$2,660	$2,498
JPMorgan Chase
7.900%, 04/29/2049 (G)	1,967	2,065
6.750%, 08/29/2049 (G)	1,590	1,677
Kennedy-Wilson
5.875%, 04/01/2024	500	486
Lloyds Banking Group
7.500%, 12/01/2099 (G)	7,785	8,126
Mattamy Group
6.500%, 11/15/2020 (B)	1,795	1,732
Millennium (escrow security)
7.625%, 11/15/2026 (A)	200	—
MSCI
5.750%, 08/15/2025 (B)	1,085	1,107
5.250%, 11/15/2024 (B)	1,670	1,699
National Life Insurance
10.500%, 09/15/2039 (B)	1,100	1,694
Nationstar Mortgage LLC
6.500%, 08/01/2018	1,350	1,296
6.500%, 07/01/2021	1,000	881
6.500%, 06/01/2022	2,000	1,690
Opal Acquisition
8.875%, 12/15/2021 (B)	4,600	4,508
Popular
7.000%, 07/01/2019	2,718	2,630
Quicken Loans
5.750%, 05/01/2025 (B)	4,910	4,787
Realogy Group LLC
7.625%, 01/15/2020 (B)	630	662
RHP Hotel Properties
5.000%, 04/15/2021 ‡	2,671	2,676
5.000%, 04/15/2023 ‡ (B)	1,180	1,168
Royal Bank of Scotland Group
5.125%, 05/28/2024	780	787
USI
7.750%, 01/15/2021 (B)	1,690	1,639
Voya Financial
5.650%, 05/15/2053 (G)	2,050	2,070
Walter Investment Management
7.875%, 12/15/2021	1,363	1,240
Wells Fargo
7.980%, 03/29/2049 (G)	1,950	2,082
Wilton Re Finance LLC
5.875%, 03/30/2033 (B) (G)	2,400	2,521
XL Capital
6.500%, 12/31/2049 (G)	1,530	1,205

		152,186

Health Care — 5.6%
Acadia Healthcare
12.875%, 11/01/2018	1,702	1,830
6.125%, 03/15/2021	1,100	1,136
5.625%, 02/15/2023	1,570	1,600

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.125%, 07/01/2022	$2,080	$2,090
Alere
6.500%, 06/15/2020	230	239
6.375%, 07/01/2023 (B)	165	169
Amsurg
5.625%, 11/30/2020	4,375	4,484
5.625%, 07/15/2022	950	970
Aurora Diagnostics Holdings
10.750%, 01/15/2018	5,820	4,772
CHS
7.125%, 07/15/2020	2,300	2,432
6.875%, 02/01/2022	2,445	2,599
5.125%, 08/01/2021	2,000	2,055
DaVita HealthCare Partners
5.125%, 07/15/2024	5,573	5,549
5.000%, 05/01/2025	4,393	4,305
Endo
6.000%, 07/15/2023 (B)	1,935	2,012
Endo Finance LLC
6.000%, 02/01/2025 (B)	5,592	5,746
ExamWorks Group
5.625%, 04/15/2023	2,350	2,406
HCA
7.500%, 02/15/2022	7,860	9,017
6.500%, 02/15/2020	1,250	1,381
5.875%, 03/15/2022	2,050	2,229
5.375%, 02/01/2025	7,546	7,659
5.250%, 04/15/2025	335	348
5.000%, 03/15/2024	2,900	2,969
4.750%, 05/01/2023	1,000	1,014
HCA Holdings
6.250%, 02/15/2021	15	16
HealthSouth
5.750%, 11/01/2024 (B)	3,301	3,347
5.125%, 03/15/2023	620	614
Hill-Rom Holdings
5.750%, 09/01/2023 (B)	2,343	2,384
Hologic
5.250%, 07/15/2022 (B)	980	998
IASIS Healthcare LLC
8.375%, 05/15/2019	5,496	5,696
inVentiv Health
11.000%, 08/15/2018 (B)	445	429
9.000%, 01/15/2018 (B)	1,360	1,414
Kindred Healthcare
8.750%, 01/15/2023 (B)	175	196
8.000%, 01/15/2020 (B)	3,080	3,374
6.375%, 04/15/2022	4,165	4,269
Kinetic Concepts
12.500%, 11/01/2019	1,745	1,876
10.500%, 11/01/2018	2,340	2,469
LifePoint Health
5.500%, 12/01/2021	3,000	3,126

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mallinckrodt International Finance
5.500%, 04/15/2025 (B)	$2,853	$2,832
4.875%, 04/15/2020 (B)	568	574
4.750%, 04/15/2023	1,200	1,138
Omnicare
5.000%, 12/01/2024	923	992
4.750%, 12/01/2022	1,585	1,684
Par Pharmaceutical
7.375%, 10/15/2020	225	239
Surgical Care Affiliates
6.000%, 04/01/2023 (B)	894	903
Tenet Healthcare
8.125%, 04/01/2022	3,490	3,865
8.000%, 08/01/2020	2,365	2,468
6.750%, 02/01/2020	2,502	2,640
6.750%, 06/15/2023	7,585	7,813
6.000%, 10/01/2020	885	947
5.500%, 03/01/2019	1,704	1,708
5.000%, 03/01/2019	715	714
4.750%, 06/01/2020	1,020	1,040
4.500%, 04/01/2021	550	553
3.786%, 06/15/2020 (B) (G)	733	737

		130,066

Industrials — 7.9%
ACCO Brands
6.750%, 04/30/2020	1,555	1,633
Accudyne Industries Borrower
7.750%, 12/15/2020 (B)	1,375	1,196
Actuant
5.625%, 06/15/2022	4,000	3,980
ADT
6.250%, 10/15/2021	1,605	1,657
4.125%, 04/15/2019	500	507
3.500%, 07/15/2022	1,240	1,110
AECOM Technology
5.875%, 10/15/2024 (B)	1,040	1,048
5.750%, 10/15/2022 (B)	840	840
AerCap Ireland Capital
4.625%, 07/01/2022	380	383
4.500%, 05/15/2021	3,780	3,841
3.750%, 05/15/2019	375	373
Aerojet Rocketdyne Holdings
7.125%, 03/15/2021	1,595	1,679
Air Medical Merger Sub
6.375%, 05/15/2023 (B)	4,455	4,143
Aircastle
7.625%, 04/15/2020	785	891
5.125%, 03/15/2021	135	138
Allegiant Travel
5.500%, 07/15/2019	196	199
Allegion US Holding
5.750%, 10/01/2021	1,120	1,148

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Amsted Industries
5.000%, 03/15/2022 (B)	$1,950	$1,950
Apex Tool Group LLC
7.000%, 02/01/2021 (B)	2,055	1,726
Ardagh Finance Holdings
8.625%, 06/15/2019 (B)	35	37
Ardagh Packaging Finance
9.125%, 10/15/2020 (B)	2,555	2,683
7.000%, 11/15/2020 (B)	47	47
6.750%, 01/31/2021 (B)	235	240
6.000%, 06/30/2021 (B)	1,621	1,609
3.286%, 12/15/2019 (B) (G)	715	701
Associated Materials LLC
9.125%, 11/01/2017	525	445
Avis Budget Car Rental LLC
5.500%, 04/01/2023	1,277	1,266
5.250%, 03/15/2025 (B)	1,975	1,871
5.125%, 06/01/2022 (B)	65	64
BlueLine Rental Finance
7.000%, 02/01/2019 (B)	1,175	1,110
Bombardier
7.750%, 03/15/2020 (B)	250	209
7.500%, 03/15/2025 (B)	1,365	1,034
6.000%, 10/15/2022 (B)	2,621	1,966
Builders FirstSource
10.750%, 08/15/2023 (B)	1,970	2,000
7.625%, 06/01/2021 (B)	1,668	1,751
Building Materials Corp of America
6.750%, 05/01/2021 (B)	1,200	1,256
BWAY Holding
9.125%, 08/15/2021 (B)	2,500	2,538
CEB
5.625%, 06/15/2023 (B)	274	274
Cemex
7.250%, 01/15/2021 (B)	1,860	1,948
Cenveo
11.500%, 05/15/2017	4,830	4,540
6.000%, 08/01/2019 (B)	5,392	4,543
CEVA Group
7.000%, 03/01/2021 (B)	950	879
Clean Harbors
5.250%, 08/01/2020	3,675	3,749
CNH Capital LLC
3.625%, 04/15/2018	215	213
Covanta Holding
5.875%, 03/01/2024	650	634
CPG Merger Sub LLC
8.000%, 10/01/2021 (B)	1,275	1,297
DigitalGlobe
5.250%, 02/01/2021 (B)	4,400	4,224
EnPro Industries
5.875%, 09/15/2022	278	279

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FGI Operating LLC
7.875%, 05/01/2020	$1,590	$1,220
Florida East Coast Holdings
6.750%, 05/01/2019 (B)	2,955	2,977
Gardner Denver
6.875%, 08/15/2021 (B)	3,236	2,880
Gates Global LLC
6.000%, 07/15/2022 (B)	1,905	1,553
General Cable
5.750%, 10/01/2022	1,215	1,087
Gibraltar Industries
6.250%, 02/01/2021	661	668
Great Lakes Dredge & Dock
7.375%, 02/01/2019 (B)	1,625	1,633
H&E Equipment Services
7.000%, 09/01/2022	1,145	1,139
Hertz
7.375%, 01/15/2021	435	453
6.250%, 10/15/2022	1,055	1,073
5.875%, 10/15/2020	1,555	1,571
Icahn Enterprises
6.000%, 08/01/2020	3,400	3,518
5.875%, 02/01/2022	3,650	3,687
4.875%, 03/15/2019	2,961	2,999
International Lease Finance
6.250%, 05/15/2019	675	727
5.875%, 04/01/2019	2,610	2,776
4.625%, 04/15/2021	180	183
Jack Cooper Holdings
9.250%, 06/01/2020 (B)	1,510	1,374
JCH Parent PIK
10.500%, 03/15/2019 (B)	511	373
KLX
5.875%, 12/01/2022 (B)	2,535	2,484
Kratos Defense & Security Solutions
7.000%, 05/15/2019	1,195	1,076
Masonite International
5.625%, 03/15/2023 (B)	635	638
Meritor
6.750%, 06/15/2021	1,030	1,045
Milacron LLC
7.750%, 02/15/2021 (B)	905	928
Navios South American Logistics
7.250%, 05/01/2022 (B)	1,425	1,315
Navistar International
8.250%, 11/01/2021	770	666
NCI Building Systems
8.250%, 01/15/2023 (B)	840	872
Nielsen Finance LLC
5.000%, 04/15/2022 (B)	8,278	8,164
4.500%, 10/01/2020	1,425	1,448
Nielsen Luxembourg
5.500%, 10/01/2021 (B)	490	499

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nortek
8.500%, 04/15/2021	$1,950	$2,089
Novelis
8.375%, 12/15/2017	2,000	2,003
OPE KAG Finance Sub
7.875%, 07/31/2023 (B)	1,340	1,367
Orbital ATK
5.250%, 10/01/2021	620	632
Oshkosh
5.375%, 03/01/2022	575	581
5.375%, 03/01/2025	230	230
Plastipak Holdings
6.500%, 10/01/2021 (B)	1,800	1,764
Quality Distribution LLC
9.875%, 11/01/2018	488	506
Reynolds Group Issuer
9.875%, 08/15/2019	1,172	1,232
9.000%, 04/15/2019	2,865	2,929
8.250%, 02/15/2021	4,264	4,387
6.875%, 02/15/2021	1,225	1,283
5.750%, 10/15/2020	7,045	7,265
Sensata Technologies
4.875%, 10/15/2023 (B)	1,000	983
Sensata Technologies BV
5.000%, 10/01/2025 (B)	2,412	2,340
StandardAero Aviation Holdings
10.000%, 07/15/2023 (B)	5,655	5,556
Summit Materials LLC
6.125%, 07/15/2023 (B)	800	796
Tempel Steel
12.000%, 08/15/2016 (B)	1,100	1,007
Terex
6.500%, 04/01/2020	700	726
6.000%, 05/15/2021	3,750	3,788
TransDigm
6.500%, 07/15/2024	1,155	1,129
6.500%, 05/15/2025 (B)	980	964
6.000%, 07/15/2022	570	562
Trinseo Materials Operating SCA
6.750%, 05/01/2022 (B)	200	202
Triumph Group
4.875%, 04/01/2021	865	839
United Airlines, Pass-Through Trust, Ser 2013-1, Cl B
5.375%, 08/15/2021	500	518
United Airlines, Pass-Through Trust, Ser 95A1
9.020%, 04/19/2012 (A)	348	1
United Rentals North America
8.250%, 02/01/2021	1,068	1,129
7.625%, 04/15/2022	555	598
7.375%, 05/15/2020	170	180
6.125%, 06/15/2023	1,100	1,122
5.750%, 11/15/2024	2,950	2,906

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.500%, 07/15/2025	$460	$444
USG
5.500%, 03/01/2025 (B)	2,702	2,688
Vander Intermediate Holding II PIK
9.750%, 02/01/2019 (B)	685	598
Watco LLC
6.375%, 04/01/2023 (B)	1,325	1,349
WESCO Distribution
5.375%, 12/15/2021	1,300	1,264
West
5.375%, 07/15/2022 (B)	1,395	1,311
Wise Metals Intermediate Holdings LLC
9.750%, 06/15/2019 (B)	425	391
XPO Logistics
6.500%, 06/15/2022 (B)	2,040	2,009

		184,543

Information Technology — 5.4%
ACI Worldwide
6.375%, 08/15/2020 (B)	580	608
Activision Blizzard
5.625%, 09/15/2021 (B)	2,500	2,628
Advanced Micro Devices
7.750%, 08/01/2020	3,925	2,571
7.500%, 08/15/2022	3,325	2,145
7.000%, 07/01/2024	2,305	1,487
Amkor Technology
6.625%, 06/01/2021	1,090	1,076
6.375%, 10/01/2022	2,515	2,446
Anixter
5.500%, 03/01/2023 (B)	890	890
5.125%, 10/01/2021	3,432	3,423
Aspect Software
10.625%, 05/15/2017	915	807
Audatex North America
6.125%, 11/01/2023 (B)	5,625	5,575
6.000%, 06/15/2021 (B)	2,170	2,119
Bankrate
6.125%, 08/15/2018 (B)	3,170	3,107
Belden
5.500%, 09/01/2022 (B)	910	896
Blackboard
7.750%, 11/15/2019 (B)	930	832
BMC Software Finance
8.125%, 07/15/2021 (B)	8,130	6,646
Boxer Parent PIK
9.000%, 10/15/2019 (B)	3,190	2,361
CDW LLC
5.000%, 09/01/2023	2,250	2,222
Cimpress
7.000%, 04/01/2022 (B)	1,078	1,071
CommScope Technologies Finance LLC
6.000%, 06/15/2025 (B)	7,225	7,026

11	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

EarthLink Holdings
7.375%, 06/01/2020	$1,950	$2,033
Emdeon
6.000%, 02/15/2021 (B)	1,758	1,732
Entegris
6.000%, 04/01/2022 (B)	3,750	3,797
First Data
12.625%, 01/15/2021	1,647	1,892
11.750%, 08/15/2021	3,643	4,103
11.250%, 01/15/2021	1,087	1,201
8.875%, 08/15/2020 (B)	1,200	1,254
8.250%, 01/15/2021 (B)	2,750	2,894
6.750%, 11/01/2020 (B)	4,672	4,917
First Data PIK
8.750%, 01/15/2022 (B)	8,067	8,491
IMS Health
6.000%, 11/01/2020 (B)	1,585	1,629
Infor Software Parent LLC
7.125%, 05/01/2021 (B)	3,645	3,303
Infor US
6.500%, 05/15/2022 (B)	5,192	4,867
5.750%, 08/15/2020 (B)	540	541
Italics Merger Sub
7.125%, 07/15/2023 (B)	1,845	1,785
Magnachip Semiconductor
6.625%, 07/15/2021	1,170	936
Micron Technology
5.875%, 02/15/2022	2,194	2,161
5.625%, 01/15/2026 (B)	340	309
5.500%, 02/01/2025	3,855	3,585
5.250%, 08/01/2023 (B)	170	159
5.250%, 01/15/2024 (B)	1,300	1,206
NCR
5.000%, 07/15/2022	2,271	2,209
NeuStar
4.500%, 01/15/2023	2,365	2,010
NXP
5.750%, 02/15/2021 (B)	3,250	3,392
5.750%, 03/15/2023 (B)	455	471
Open Text
5.625%, 01/15/2023 (B)	800	800
Plantronics
5.500%, 05/31/2023 (B)	810	814
Project Homestake Merger
8.875%, 03/01/2023 (B)	1,255	1,142
Sabre GLBL
5.375%, 04/15/2023 (B)	1,575	1,543
SS&C Technologies Holdings
5.875%, 07/15/2023 (B)	2,925	3,016
SunGard Data Systems
7.375%, 11/15/2018	375	386
VeriSign
4.625%, 05/01/2023	1,000	975

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WEX
4.750%, 02/01/2023 (B)	$1,475	$1,431
Zebra Technologies
7.250%, 10/15/2022 (B)	4,354	4,659

		125,579

Materials — 4.4%
AK Steel
7.625%, 05/15/2020	1,175	770
7.625%, 10/01/2021	775	486
ArcelorMittal
6.250%, 03/01/2021	420	414
6.125%, 06/01/2025	540	498
5.125%, 06/01/2020	450	444
Aruba Investments
8.750%, 02/15/2023 (B)	950	945
Ashland
4.750%, 08/15/2022	2,010	1,995
Axalta Coating Systems US Holdings
7.375%, 05/01/2021 (B)	385	412
Ball
5.250%, 07/01/2025	2,924	2,909
5.000%, 03/15/2022	3,050	3,096
Chemours
7.000%, 05/15/2025 (B)	2,011	1,719
6.625%, 05/15/2023 (B)	3,011	2,620
Consolidated Energy Finance
6.750%, 10/15/2019 (B)	436	430
Constellium
5.750%, 05/15/2024 (B)	250	193
Cornerstone Chemical
9.375%, 03/15/2018 (B)	8,767	9,140
Eldorado
6.125%, 12/15/2020 (B)	1,350	1,161
FMG Resources
9.750%, 03/01/2022 (B)	1,554	1,420
8.250%, 11/01/2019 (B)	1,190	916
6.875%, 04/01/2022 (B)	510	316
Graphic Packaging International
4.750%, 04/15/2021	1,346	1,363
Hecla Mining
6.875%, 05/01/2021	2,305	1,844
Hexion
10.000%, 04/15/2020	4,238	4,323
Hexion US Finance
8.875%, 02/01/2018	905	787
6.625%, 04/15/2020	8,458	7,887
Huntsman International LLC
8.625%, 03/15/2021	142	148
5.125%, 11/15/2022 (B)	615	584
4.875%, 11/15/2020	1,325	1,299
IAMGOLD
6.750%, 10/01/2020 (B)	6,385	4,501

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ineos Group Holdings
6.125%, 08/15/2018 (B)	$395	$396
5.875%, 02/15/2019 (B)	2,213	2,194
Kaiser Aluminum
8.250%, 06/01/2020	1,665	1,773
Kissner Milling
7.250%, 06/01/2019 (B)	790	830
LSB Industries
7.750%, 08/01/2019	1,710	1,723
Lundin Mining
7.875%, 11/01/2022 (B)	1,615	1,591
Mirabela Nickel
1.000%, 07/31/2044	23	—
New Gold
7.000%, 04/15/2020 (B)	800	768
6.250%, 11/15/2022 (B)	3,243	2,740
Nexeo Solutions LLC
8.375%, 03/01/2018	874	811
Noranda Aluminum Acquisition
11.000%, 06/01/2019	385	131
Norbord
6.250%, 04/15/2023	670	673
NOVA Chemicals
5.000%, 05/01/2025 (B)	6,440	6,440
Owens-Brockway Glass Container
6.375%, 08/15/2025 (B)	815	833
5.875%, 08/15/2023 (B)	1,005	1,023
Rain CII Carbon LLC
8.250%, 01/15/2021 (B)	6,250	5,906
8.000%, 12/01/2018 (B)	330	309
Rayonier AM Products
5.500%, 06/01/2024 (B)	2,230	1,522
Reichhold Holdings
15.000%, 03/13/2017 (D)	570	570
12.000%, 03/31/2017 (D)	946	946
Reichhold Industries
12.000%, 03/31/2017 (D)	385	385
Reichhold Industries PIK
9.000%, 05/08/2017 (A) (B)	1,056	—
Rentech Nitrogen Partners
6.500%, 04/15/2021 (B)	380	384
Ryerson
11.250%, 10/15/2018	441	410
9.000%, 10/15/2017	1,255	1,145
Sappi Papier Holding GmbH
7.750%, 07/15/2017 (B)	400	428
Scotts Miracle-Gro
6.625%, 12/15/2020	400	416
Sealed Air
5.125%, 12/01/2024 (B)	500	506
4.875%, 12/01/2022 (B)	431	431
Signode Industrial Group Lux
6.375%, 05/01/2022 (B)	6,615	6,383

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Smurfit Kappa Acquisitions
4.875%, 09/15/2018 (B)	$1,400	$1,461
Steel Dynamics
5.500%, 10/01/2024	955	928
TPC Group
8.750%, 12/15/2020 (B)	4,601	4,118
Tronox Finance LLC
7.500%, 03/15/2022 (B)	1,155	930
Walter Energy
9.875%, 12/15/2020 (A)	4,200	21
8.500%, 04/15/2021 (A)	2,060	10
WR Grace
5.625%, 10/01/2024 (B)	105	108
5.125%, 10/01/2021 (B)	2,048	2,074

		103,937

Sovereign — 0.1%
Seminole Tribe
6.535%, 10/01/2020 (B)	1,280	1,351

Telecommunication Services — 11.1%
Aegis Merger Sub
10.250%, 02/15/2023 (B)	2,642	2,701
Affinion Group
7.875%, 12/15/2018	855	590
Alcatel-Lucent USA
8.875%, 01/01/2020 (B)	1,215	1,319
6.750%, 11/15/2020 (B)	185	198
Altice Financing
6.625%, 02/15/2023 (B)	3,218	3,202
6.500%, 01/15/2022 (B)	1,930	1,935
Altice Luxembourg
7.750%, 05/15/2022 (B)	6,590	6,425
7.625%, 02/15/2025 (B)	1,385	1,316
Altice US Finance
7.750%, 07/15/2025 (B)	1,355	1,297
Altice US Finance I
5.375%, 07/15/2023 (B)	9,075	8,984
Avaya
10.500%, 03/01/2021 (B)	699	463
9.000%, 04/01/2019 (B)	1,560	1,470
7.000%, 04/01/2019 (B)	1,565	1,405
Blue Coat Holdings
8.375%, 06/01/2023 (B)	1,685	1,688
CCO Safari II LLC
4.908%, 07/23/2025 (B)	1,130	1,119
CenturyLink
6.750%, 12/01/2023	5,130	4,989
5.800%, 03/15/2022	2,190	2,078
5.625%, 04/01/2020	3,155	3,147
5.625%, 04/01/2025 (B)	1,501	1,340
Cogeco Cable
4.875%, 05/01/2020 (B)	1,050	1,072

13	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cogent Communications Finance
5.625%, 04/15/2021 (B)	$2,580	$2,419
Cogent Communications Group
5.375%, 03/01/2022 (B)	2,767	2,677
Columbus International
7.375%, 03/30/2021 (B)	2,825	2,952
CommScope
5.500%, 06/15/2024 (B)	3,265	3,171
5.000%, 06/15/2021 (B)	1,085	1,072
CommScope Holding PIK
6.625%, 06/01/2020 (B)	1,940	2,015
Digicel Group
8.250%, 09/30/2020 (B)	5,511	5,098
7.125%, 04/01/2022 (B)	990	863
6.750%, 03/01/2023 (B)	1,410	1,294
Expo Event Transco
9.000%, 06/15/2021 (B)	2,654	2,667
Frontier Communications
7.625%, 04/15/2024	1,330	1,187
7.125%, 01/15/2023	1,255	1,133
6.875%, 01/15/2025	440	372
6.250%, 09/15/2021	200	183
GCI
6.750%, 06/01/2021	924	949
Gray Television
7.500%, 10/01/2020	2,505	2,590
Hughes Satellite Systems
7.625%, 06/15/2021	3,484	3,811
Intelsat Jackson Holdings
7.500%, 04/01/2021	1,290	1,250
7.250%, 04/01/2019	160	156
7.250%, 10/15/2020	4,150	3,989
6.625%, 12/15/2022	2,436	2,132
5.500%, 08/01/2023	4,067	3,579
Intelsat Luxembourg
8.125%, 06/01/2023	4,785	3,517
7.750%, 06/01/2021	8,145	6,103
Level 3 Communications
5.750%, 12/01/2022	2,210	2,204
Level 3 Financing
5.625%, 02/01/2023	465	469
5.375%, 08/15/2022	360	361
5.375%, 05/01/2025 (B)	6,390	6,181
5.125%, 05/01/2023 (B)	3,285	3,201
McGraw-Hill Global Education Holdings LLC
9.750%, 04/01/2021	565	622
MDC Partners
6.750%, 04/01/2020 (B)	2,963	2,937
Midcontinent Communications & Midcontinent Finance
6.875%, 08/15/2023 (B)	3,702	3,730
6.250%, 08/01/2021 (B)	440	443

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Millicom International Cellular
6.625%, 10/15/2021 (B)	$470	$468
Nortel Networks
9.003%, 07/15/2011 (A)	2,209	1,933
Numericable Group
6.250%, 05/15/2024 (B)	1,124	1,124
6.000%, 05/15/2022 (B)	8,940	8,940
Outfront Media Capital LLC
5.875%, 03/15/2025	2,800	2,856
5.625%, 02/15/2024	200	205
5.250%, 02/15/2022	605	609
Quebecor Media
5.750%, 01/15/2023	1,695	1,712
Qwest Capital Funding
7.750%, 02/15/2031	730	701
RCN Telecom Services LLC
8.500%, 08/15/2020 (B)	1,175	1,243
Sable International Finance
8.750%, 02/01/2020 (B)	80	85
6.875%, 08/01/2022 (B)	3,975	4,015
SBA Communications
4.875%, 07/15/2022	3,000	2,974
SBA Telecommunications
5.750%, 07/15/2020	634	662
Sitel LLC
11.000%, 08/01/2017 (B)	2,055	2,119
SoftBank Group
6.000%, 07/30/2025	515	516
5.375%, 07/30/2022	245	244
4.500%, 04/15/2020 (B)	2,596	2,597
Sprint
7.875%, 09/15/2023	16,550	15,909
7.625%, 02/15/2025	4,583	4,277
7.250%, 09/15/2021	2,335	2,271
7.125%, 06/15/2024	5,090	4,707
Sprint Capital
8.750%, 03/15/2032	4,570	4,324
6.900%, 05/01/2019	3,000	3,041
6.875%, 11/15/2028	8,346	7,178
Sprint Communications
9.000%, 11/15/2018 (B)	695	774
Telecom Italia
5.303%, 05/30/2024 (B)	1,125	1,133
T-Mobile USA
6.731%, 04/28/2022	2,695	2,830
6.633%, 04/28/2021	895	935
6.625%, 04/01/2023	300	313
6.542%, 04/28/2020	665	693
6.375%, 03/01/2025	4,233	4,326
6.250%, 04/01/2021	710	733
6.000%, 03/01/2023	565	576
U.S. Cellular
6.700%, 12/15/2033	625	572

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Unitymedia Hessen GmbH & KG
5.500%, 01/15/2023 (B)	$2,500	$2,569
Univision Communications
8.500%, 05/15/2021 (B)	2,450	2,557
UPCB Finance IV
5.375%, 01/15/2025 (B)	2,180	2,115
UPCB Finance V
7.250%, 11/15/2021 (B)	1,800	1,933
UPCB Finance VI
6.875%, 01/15/2022 (B)	591	629
Videotron
5.375%, 06/15/2024 (B)	420	427
5.000%, 07/15/2022	2,705	2,702
Virgin Media Finance
5.750%, 01/15/2025 (B)	869	873
Virgin Media Secured Finance
5.375%, 04/15/2021 (B)	2,876	2,947
5.250%, 01/15/2021	2,100	2,226
5.250%, 01/15/2026 (B)	2,330	2,260
Wave Holdco LLC PIK
8.250%, 07/15/2019 (B)	759	751
WideOpenWest Finance LLC
13.375%, 10/15/2019	800	844
10.250%, 07/15/2019	2,625	2,717
Wind Acquisition Finance
7.375%, 04/23/2021 (B)	6,635	6,784
6.500%, 04/30/2020 (B)	1,302	1,370
4.750%, 07/15/2020 (B)	2,580	2,599
Windstream
7.750%, 10/01/2021	3,265	2,661
7.500%, 06/01/2022	860	679
7.500%, 04/01/2023	680	532
6.375%, 08/01/2023	1,345	987
Zayo Group LLC
6.375%, 05/15/2025 (B)	450	446
6.000%, 04/01/2023 (B)	8,727	8,716
Ziggo Bond Finance BV
5.875%, 01/15/2025 (B)	435	420

		260,404

Utilities — 1.8%
Abengoa Yield
7.000%, 11/15/2019 (B)	505	472
AES
7.375%, 07/01/2021	800	862
5.500%, 03/15/2024	500	477
5.500%, 04/15/2025	2,075	1,951
4.875%, 05/15/2023	1,570	1,460
AES Gener
8.375%, 12/18/2073 (B) (G)	705	761
AmeriGas Finance LLC
7.000%, 05/20/2022	3,579	3,713
Calpine
5.500%, 02/01/2024	810	782

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.375%, 01/15/2023	$1,330	$1,283
DPL Inc.
6.750%, 10/01/2019	1,340	1,400
Dynegy
7.625%, 11/01/2024	2,225	2,316
7.375%, 11/01/2022	3,390	3,509
5.875%, 06/01/2023	3,365	3,214
Enel
8.750%, 09/24/2073 (B) (G)	1,469	1,722
Ferrellgas
6.750%, 01/15/2022	97	94
GenOn Americas Generation LLC
9.125%, 05/01/2031	800	672
8.500%, 10/01/2021	4,725	4,111
GenOn Energy
9.875%, 10/15/2020	1,320	1,247
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/2023 (B)	2,800	2,884
NRG Energy
8.250%, 09/01/2020	340	351
7.875%, 05/15/2021	1,430	1,476
6.250%, 07/15/2022	530	517
6.250%, 05/01/2024	1,864	1,771
NSG Holdings LLC
7.750%, 12/15/2025 (B)	1,968	2,170
RJS Power Holdings LLC
5.125%, 07/15/2019 (B)	2,000	1,890
Talen Energy Supply LLC
6.500%, 06/01/2025 (B)	221	205

		41,310

Total Corporate Obligations (Cost $1,930,556) ($ Thousands)		1,827,217

COLLATERALIZED DEBT OBLIGATIONS — 8.0%

Other Asset-Backed Securities — 8.0%
B&M CLO Ltd., Ser 2014-1A, Cl E
6.039%, 04/16/26 (B) (G)	2,520	1,978
B&M CLO Ltd., Ser 2014-1A, Cl C
4.039%, 04/16/26 (B) (G)	2,142	2,012
B&M CLO Ltd., Ser 2014-1A, Cl D
5.039%, 04/16/26 (B) (G)	3,529	2,992
Battalion CLO III Ltd., Ser 2012-3A, Cl SUB
0.000%, 01/18/25 (B)	2,697	2,167
Battalion CLO Ltd., Ser 2013-4A
0.000%, 10/22/25	1,560	1,030
Battalion CLO V Ltd., Ser 2014-5A, Cl SUB
0.000%, 04/17/26 (B)	3,445	2,480
Battalion CLO VII Ltd., Ser 2014-7A
0.000%, 10/17/26 (B)	4,118	3,418
Battalion CLO VII Ltd., Ser 2014-7A, Cl D
5.474%, 10/17/26 (B) (G)	2,323	2,101

15	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Battalion CLO VIII, Ser 2015-8A, Cl D
5.711%, 04/18/27 (B) (G)	$1,268	$1,134
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 04/18/27 (B)	4,720	4,673
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 01/20/26 (B)	2,636	1,924
Benefit Street Partners CLO IV
0.000%, 07/20/26	3	2,738
Benefit Street Partners CLO V
0.000%, 10/20/26	6,413	4,938
Benefit Street Partners CLO VIII
0.000% ‡‡	21	2,055
Benefit Street Partners CLO, Ser 2015-VIA
0.000%, 04/18/27	9,535	8,105
Benefit Street Partners CLO, Ser 2015-VII, Cl SUB
0.000% ‡‡	9,035	8,125
Carlyle Global Market Strategies, Ser 14-3A
0.000% ‡‡	4,812	3,741
CVP Cascade CLO Ltd., Ser 2014-2A, Cl E
6.087%, 07/18/26 (B) (G)	2,531	1,976
CVP Cascade CLO Ltd., Ser 2014-2A, Cl D
5.087%, 07/18/26 (B) (G)	1,752	1,456
Fifth Street Senior Loan Fund I LLC, Ser 2015-1A, Cl E
7.487%, 01/20/27 (B) (G)	5,110	4,957
Fifth Street Senior Loan Fund II Warehouse Note
0.000% ‡‡	6,315	6,315
Figueroa CLO, Ser 2013-1I, Cl SUB
0.000%, 03/21/24	7,644	5,328
Figueroa CLO, Ser 2013-2
0.000%, 12/15/25	3,070	2,582
Fortress Credit Opportunities III CLO LP, Ser 2014-3A, Cl E
6.424%, 04/28/26 (B) (G)	3,518	3,366
Fortress Credit Opportunities VI CLO, Ser 2015-6A, Cl F
7.019%, 03/31/27 (B) (G)	2,270	2,222
Great Lakes CLO Ltd, Ser 2015-1, Cl SUB
0.000%, 07/15/26	5,593	4,938
Great Lakes CLO Ltd., Ser 2012-1A, Cl SUB
0.000%, 01/15/23 (B)	2,877	1,870
Great Lakes CLO Ltd., Ser 2012-1A, Cl E
5.789%, 01/15/23 (B) (G)	3,292	3,045
Great Lakes CLO Ltd., Ser 2014-1A, Cl F
6.289%, 04/15/25 (B) (G)	2,520	2,092
Great Lakes CLO Ltd., Ser 2014-1A
0.000%, 04/15/25	7,057	5,222
Great Lakes CLO Ltd., Ser 2015-1A, Cl E
6.970%, 07/15/26	3,854	3,571

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Great Lakes CLO Ltd., Ser 2015-1A, Cl F
7.770%, 07/15/26	$1,756	$1,560
Hildene CLO Ltd., Ser 2014-2A, Cl E
5.387%, 07/19/26 (B) (G)	2,013	1,788
Hildene CLO Ltd., Ser 2014-2A, Cl D
3.987%, 07/19/26 (B) (G)	2,013	1,916
Jamestown CLO VII, Ser 2015-7A, Cl E
7.032%, 07/25/27 (B) (G)	2,291	1,955
Jamestown CLO VII, Ser 2015-7A, Cl D
5.782%, 07/25/27 (B) (G)	2,291	2,075
JFIN Revolver CLO Ltd., Ser 2013-1A, Cl B
2.174%, 01/20/21 (B) (G)	2,010	1,995
JFIN Revolver CLO Ltd., Ser 2014-2A, Cl C
3.083%, 02/20/22 (B) (G)	2,049	1,998
KVK CLO, Ser 2012-2A, Cl SUB
0.000%, 02/10/25 (B)	2,956	1,567
Lockwood Grove CLO Ltd., Ser 2014-1A, Cl E
6.855%, 01/25/24 (B) (G)	2,809	2,753
Lockwood Grove CLO Ltd., Ser 2014-1A, Cl SUB
0.000%, 01/25/24 (B)	4,865	4,281
MidOcean Credit CLO III, Ser 2014-3A, Cl F
6.292%, 07/21/26 (B) (G)	2,032	1,670
Nelder Grove CLO Ltd., Ser 2014-1A, Cl E
7.075%, 08/28/26 (B) (G)	3,074	2,966
Nelder Grove CLO Ltd., Ser 2014-1A, Cl D1
4.845%, 08/28/26 (B) (G)	2,049	1,988
Neuberger Berman CLO XIII, Ser 2012-13A, Cl SUB
0.000%, 01/23/24 (B)	542	228
Neuberger Berman CLO XVI, Ser 2014-16A, Cl SUB
0.000%, 04/15/26 (B)	2,625	1,496
Neuberger Berman CLO XVI, Ser 2014-16A, Cl SFN
0.000%, 04/15/26 (B)	175	117
NewStar Arlington Senior Loan Program LLC, Ser 2014-1A, Cl E
6.395%, 07/25/25 (B) (G)	2,026	1,854
NewStar Clarendon Fund CLO LLC, Ser 2015-1A, Cl E
6.345%, 01/25/27 (B) (G)	4,470	4,049
NXT Capital CLO LLC, Ser 2012-1A, Cl E
7.787%, 07/20/22 (B) (G)	3,047	3,047
OCP CLO, Ser 2012-2A, Cl SUB
0.000%, 11/22/23 (B)	2,940	1,940
Peaks CLO Ltd., Ser 2014-1A, Cl D
4.789%, 06/15/26 (B) (G)	1,015	944
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.550%, 08/01/24 (B) (G)	17,345	16,885
Shackleton CLO Ltd., Ser 2014-6A, Cl SUB
0.000%, 07/17/26 (B)	7,965	5,177

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Trinitas CLO Ltd., Ser 2014-1A, Cl SUB
0.000%, 04/15/26 (B)	$3,530	$2,824
Trinitas CLO Ltd., Ser 2014-2A, Cl D
4.089%, 07/15/26 (B) (G)	1,245	1,167
Venture X CLO, Ser 2012-10A, Cl SUB
0.000%, 07/20/22 (B)	7,029	5,061
Venture XI CLO, Ser 2012-11A, Cl SUB
0.000%, 11/14/22 (B)	7,097	5,287
Venture XII CLO, Ser 2013-12A, Cl SUB
0.000%, 02/28/24 (B)	3,067	2,055
Venture XIV CLO
0.000%, 08/25/25 (B)	113	72
Venture XIV CLO, Ser 2013-14A, Cl SUB
0.000%, 08/28/25 (B)	1,842	1,372

Total Collateralized Debt Obligations (Cost $174,087) ($ Thousands)		186,638

LOAN PARTICIPATIONS — 7.4%
21st Century Oncology
6.500%, 04/28/2022	2,045	1,956
Acadia Healthcare Company, Term Loan, 1st Lien
4.250%, 02/11/2022	995	1,001
Accellent, Cov-Lite, 2nd Lien
7.500%, 03/11/2022	825	829
Accellent, Term Loan, 1st Lien
4.500%, 03/12/2021	1,412	1,409
Affinion Group Holdings, Term Loan
6.750%, 10/09/2016	1,411	1,329
Albertson’s, Term Loan
5.375%, 05/21/2019	1,427	1,426
Albertson’s, Term Loan B4, 1st Lien
5.500%, 08/25/2021	3,302	3,301
Alinta Energy Finance, Delayed Term Loan
6.375%, 08/13/2018	42	42
Alinta Ltd., Cov-Lite, 1st Lien
6.375%, 08/13/2019	2,509	2,511
Alinta Ltd., Unfunded Term Loan
1.000%, 08/13/2018	124	—
Alliance Laundry Systems LLC, Term Loan B
4.250%, 12/10/2018	1,132	1,129
American Energy, Term Loan
5.250%, 08/04/2020	700	410
American Renal Holdings, Term Loan, 2nd Lien
8.500%, 03/20/2020	1,942	1,928
American Tire Distributors, Cov-Lite, 2nd Lien
5.250%, 09/01/2021	1,327	1,330
ANVS Merger, Term Loan, 1st Lien
9.250%, 08/18/2021	1,300	1,300
5.500%, 02/18/2021	591	587

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AP NMT Acquisition, Term Loan
6.750%, 08/11/2021	$2,041	$1,991
Applied Systems, Term Loan, 2nd Lien
7.500%, 01/24/2022	1,593	1,583
Arctic Glacier, Cov-Lite, 1st Lien
6.000%, 05/10/2019	464	462
Aricent, Term Loan, Term Loan, 2nd Lien
9.500%, 04/14/2022	689	687
Arizona Chemical, Cov-Lite, 2nd Lien
7.500%, 06/10/2022	389	385
Ascena Retail Group, Cov-Lite, 1st Lien
5.250%, 07/29/2022	254	248
Ascena Retail Group, Cov-Lite, Term Loan, 1st Lien
5.250%, 07/29/2022	2,031	1,985
Asurion, LLC, Incremental Term Loan B-4, 1st Lien
5.000%, 07/29/2022	1,000	989
Asurion, LLC, Term Loan B-1
5.000%, 05/24/2019	476	472
Asurion, LLC, Term Loan, 2nd Lien
8.500%, 03/03/2021	4,040	3,953
Atkore, Cov-Lite, 2nd Lien
7.750%, 10/09/2021	975	898
Avaya, Term Loan B-3
4.698%, 10/26/2017	700	649
BJ’s Wholesale Club, 2nd Lien
8.500%, 03/26/2020	1,810	1,792
Bway Intermediate, 1st Lien
5.500%, 08/14/2020	693	693
Carestream Health, Cov-Lite, 2nd Lien
9.500%, 12/05/2019	2,500	2,470
CCO Holdings LLC
0.000%, 05/26/2016 (G) (H)	1,820	—
CD&R Millennium, Term Loan
8.750%, 07/31/2022	1,585	1,554
Cengage Learning Acquisitions, Term Loan, 1st Lien
7.000%, 03/31/2020	2,847	2,840
Ceva Group, PLC, Term Loan, 1st Lien
6.500%, 03/19/2021	495	445
Ceva Intercompany, Term Loan, 1st Lien
6.500%, 03/19/2021	212	190
Ceva Logistics Canada, Term Loan, 1st Lien
6.500%, 03/19/2021	36	33
Charter Communications Operating LLC
0.000%, 05/26/2016 (G) (H)	1,480	—
Chief Exploration, Term Loan
7.500%, 05/16/2021	710	612
Clear Channel Communications, Extended Term Loan, 1st Lien
6.905%, 01/22/2019	8,183	7,211

17	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Crestwood Holdings, 1st Lien
7.000%, 06/19/2019	$1,362	$1,246
CTI Foods, 2nd Lien
8.250%, 06/14/2019	950	926
Dex Media West, Term Loan
8.000%, 12/30/2016	1,593	964
Diamond Foods, 1st Lien
4.250%, 08/20/2018	921	917
Dollar Tree, Cov-Lite, Term Loan B-1
3.500%, 07/06/2022	1,671	1,671
Dollar Tree, Cov-Lite, Term Loan B-2
4.250%, 03/09/2022	330	330
Empire Generating, 1st Lien
5.250%, 03/12/2021	30	28
Empire Generating, Term Loan
5.250%, 03/12/2021	2,215	2,105
Endurance International, Term Loan, 1st Lien
5.000%, 11/09/2019	1,670	1,666
Energy & Exploration Partners, Term Loan B, 1st Lien
7.750%, 01/22/2019	2,614	1,882
Evergreen Skillsoft, Term Loan
5.750%, 04/23/2021	5	5
Evergreen Skillsoft, Term Loan, 1st Lien
5.750%, 04/28/2021	1,488	1,422
Expert Global, Term Loan
8.500%, 04/02/2018	935	929
Flint Group, Term Loan B, 2nd Lien
8.250%, 09/05/2022	1,510	1,499
Fortescue Metals Group, Ltd., 1st Lien
3.750%, 06/30/2019	924	745
Foxwoods, 1st Lien
5.000%, 07/01/2018	167	128
GCA Services Group, Cov-Lite, 2nd Lien
9.250%, 11/01/2020	640	637
Global Aviation Holdings, Term Loan
10.000%, 07/13/2017 (A)	1,945	—
3.000%, 02/13/2018 (A)	633	—
Green Energy Partners, 1st Lien
6.500%, 11/12/2021	990	990
Greenway Medical Technologies, Term Loan, 1st Lien
6.000%, 11/04/2020	985	975
Gymboree, Cov-Lite, 1st Lien
5.000%, 02/23/2018	375	242
Harrah’s Entertainment, Term Loan B6
5.400%, 01/28/2018	2,965	2,818
Indivior 12/14 (USD) TL
7.000%, 12/19/2019	2,542	2,491
Informatica Corporation, Term Loan B, 1st Lien
4.500%, 06/03/2022	255	253

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Integra Telecom, 1st Lien
5.250%, 08/14/2020	$1,476	$1,472
Interactive Data, Cov-Lite, Term Loan, 1st Lien
4.750%, 05/02/2021	1,044	1,043
Interline Brands, Term Loan
4.000%, 03/17/2021	637	636
Internet Brands, Cov-Lite, 2nd Lien
8.500%, 07/08/2022	2,347	2,306
J. Crew Group, 1st Lien
4.000%, 03/05/2021	675	522
J. Crew Group, Term Loan B
4.000%, 03/05/2021	464	359
KCA Deutag Drilling, Ltd., Term Loan B, 1st Lien
6.250%, 05/15/2020	1,010	806
LightSquared LP, 1st Lien
%, 06/15/2020 (H)	2,630	2,564
Lions Gate 3/15 2nd Lien (Fixed 5%) TL
5.000%, 03/17/2022	2,109	2,109
Marina District Finance, 1st Lien
6.500%, 08/15/2018	1,018	1,020
Mashantucket Pequot Tribe, Term Loan, 1st Lien
9.375%, 06/30/2020	5,412	4,375
Mauser-Werke GMBG, Cov-Lite, 1st Lien
4.500%, 07/31/2021	657	652
Medical Card, Term Loan
12.000%, 03/17/2017	1,588	1,509
0.095%, 03/17/2017	109	104
Metroflag, 2nd Lien
14.000%, 01/06/2009 (A)	325	—
Millennium Laboratories, LLC, Term Loan B, 1st Lien
5.250%, 04/16/2021	927	452
Misys, 1st Lien
5.000%, 12/12/2018	980	979
Misys, 2nd Lien
12.000%, 12/06/2019	1,550	1,683
MMI, Term Loan
9.000%, 01/31/2020	3,162	2,854
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
5.500%, 11/19/2019	1,418	1,404
Moxie Liberty, 1st Lien
7.500%, 08/21/2020	785	758
Moxie Patriot, LLC, Term Loan B-1, 1st Lien
6.750%, 12/19/2020	775	748
Murray Energy, Cov-Lite, Term Loan B, 2nd Lien
7.500%, 04/09/2020	1,694	1,268
Nana Development, 1st Lien
8.000%, 03/13/2018	275	263

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nelson Education, Term Loan B-1
6.750%, 07/03/2014 (A)	$1,369	$926
New Albertsons, Term Loan
4.750%, 06/27/2021	804	801
Nine West, Cov-Lite, Unsecured Guaranteed Term Loan
6.250%, 01/08/2020	1,710	904
Obsidian Natural Gas Trust, Term Loan
7.000%, 11/02/2015	128	127
Ocean Rig, Term Loan B
5.500%, 07/25/2021	2,923	2,251
Ocean, Cov-Lite, Term Loan B1, 1st Lien
6.000%, 03/31/2021	2,512	1,783
Ortho-Clinical Diagnostics, Term Loan B
4.750%, 06/30/2021	325	320
Ortho-Clinical Diagnostics, Term Loan B, 1st Lien
4.750%, 06/30/2021	606	596
Oxea, Cov-Lite, 2nd Lien
8.250%, 07/15/2020	1,250	1,167
Panda Temple Power, 1st Lien
7.250%, 04/03/2019	350	326
Panolam Industries International, Term Loan
7.750%, 08/23/2017	741	732
Peak, Cov-Lite, 2nd Lien
8.250%, 06/17/2022	2,335	2,218
Penton Media, Cov-Lite, 2nd Lien
9.000%, 10/02/2020	2,146	2,146
Performance Food Group 5/13 2nd Lien Cov-Lite TL
6.250%, 11/14/2019	1	1
Pierre Food, Term Loan, 2nd Lien
9.500%, 10/10/2017	3,378	3,391
Polymer Group, Term Loan B
5.250%, 12/19/2019	154	154
Polymer Group, Term Loan B, 1st Lien
5.250%, 12/19/2019	1,065	1,065
Regional Care
10.500%, 10/23/2019	2,153	2,161
Rite Aid, 2nd Lien
5.750%, 08/21/2020	785	792
Riverbed Technology, Cov-Lite, Term Loan, 1st Lien
6.000%, 04/24/2022	933	932
Road Infrastructure Investment, LLC, Term Loan, 2nd Lien
7.750%, 09/30/2021	300	280
Royal Holdings Inc, 2nd Lien
8.500%, 06/19/2023	436	434
Rue 21, Term Loan B, 1st Lien
5.625%, 10/09/2020	2,110	1,918
Skillsoft, Cov-Lite, Term Loan, 2nd Lien
9.250%, 04/28/2022	930	826

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Solenis, Cov-Lite, 2nd Lien
7.750%, 07/31/2022	$560	$536
Starwood Property Trust, Term Loan B
3.500%, 04/17/2020	1,990	1,977
Steinway Musical Instruments, Term Loan, 1st Lien
4.750%, 09/19/2019	1,174	1,174
Sterigenics Bridge Loan
0.000%, 04/16/2023 (H)	992	—
Syncreon Holdings, Ltd., Term Loan B, 1st Lien
5.250%, 10/28/2020	1,100	894
Templar Energy, Cov-Lite, 2nd Lien
8.500%, 11/25/2020	2,156	1,046
Texas Competitive, Extended Term Loan
4.674%, 10/10/2017 (A)	4,215	1,902
Texas Competitive, Non-extended Term Loan
4.674%, 10/10/2014 (A)	87	38
4.674%, 08/21/2016 (A)	13,601	5,994
The Hillman Companies, Term Loan B, 1st Lien
4.500%, 06/30/2021	312	310
The Neiman Marcus Group, Term Loan, 1st Lien
4.250%, 10/25/2020	1,892	1,870
Toys R Us, Term Loan
9.750%, 04/09/2020	2,497	2,187
Trans Union, LLC, Replacement Term Loan
3.750%, 04/09/2021	2,985	2,960
Travelport, Term Loan
5.750%, 09/02/2021	4,234	4,232
Trinseo, Cov-Lite, 1st Lien
4.250%, 11/05/2021	285	284
True Religion Apparel, Term Loan, 1st Lien
5.875%, 07/30/2019	783	492
TSAM, LLC, 1st Lien
8.750%, 09/12/2019	821	816
Varsity Brands, Cov-Lite, 1st Lien
5.000%, 12/10/2021	1,214	1,216
VAT, Cov-Lite, Term Loan
4.250%, 02/11/2021	1,011	1,010
Vertafore, Term Loan
9.750%, 10/27/2017	780	784
Walter Investment Management, Term Loan, 1st Lien
4.750%, 12/18/2020	1,588	1,497
Weather Channel, 1st Lien
5.750%, 02/11/2020 (I)	2,275	2,256
Weight Watchers International, Term Loan B2
4.000%, 04/02/2020	846	422
Weight Watchers International, Term Loan B2, 1st Lien
4.000%, 04/02/2020	2	1

19	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Wilton Brands, 1st Lien
7.500%, 08/07/2019	$4,234	$4,136
York Risk Services Holding, Term Loan B
4.750%, 10/01/2021	902	863
York Risk Services, Cov-Lite, Term Loan 1st Lien
4.750%, 10/01/2021	98	93
Ziggo, Term Loan B1, 1st Lien
0.000%, 01/15/2022 (H)	15	—

Total Loan Participations (Cost $190,101) ($ Thousands)		172,626

MUNICIPAL BONDS — 0.6%
City of Chicago Illinois, Ser B, GO Callable 01/01/25 @ 100
7.750%, 01/01/2042	1,085	1,040
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/20 @ 100
8.000%, 07/01/2035	3,973	2,886
5.250%, 07/01/2037	185	118
5.125%, 07/01/2037	150	95
5.000%, 07/01/2041	710	447
Mohegan Tribal Finance Authority, RB Callable 02/01/23 @ 100
7.000%, 02/01/2045	4,850	4,393
Texas State, Public Finance Authority, RB Callable 07/01/19 @ 100
8.250%, 07/01/2024	5,455	5,411

Total Municipal Bonds (Cost $15,627) ($ Thousands)		14,390

CONVERTIBLE BONDS — 0.4%
Liberty Media CV to 16.7764
3.750%, 02/15/2030	7,900	4,755
Liberty Media CV to 22.9469
4.000%, 11/15/2029	4,021	2,453
Mirabela Nickel
9.500%, 06/24/2019 (B)	1,033	750
Mirant CV to 14.7167
0.000%, 06/15/2021 (A)	1,950	—
Walter Investment Management
4.500%, 11/01/2019	1,566	1,139

Total Convertible Bonds (Cost $10,001) ($ Thousands)		9,097

PREFERRED STOCK — 0.3%
Ally Financial, 7.000% (B)	2,725	2,756
Aspen Insurance Holdings, 5.950% (G)	92,000	2,343
Ceva Holdings, 0.000% *	1,214	898

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

GMAC Capital Trust I, 8.125% (G)	$28,000	$715
SLM, 1.971% (G)	19,727	1,075

Total Preferred Stock (Cost $6,682) ($ Thousands)		7,787

COMMON STOCK — 0.3%
Cengage Learning Holdings II *	2,860	75
Ceva Holdings *	561	415
CUI Acquisition * (D) (E)	3	236
Dana Holding	118,652	2,081
Global Aviation Holdings, Cl A *	101,199	—
Houghton Mifflin Harcourt * (D)	37,762	853
Mirabela Nickel *	3,878,512	228
MModal *	43,639	671
NII Holdings *	109,107	937
Quad, Cl A	1,006	14
Reichhold Industries * (D)	1,755	827
VSS AHC, Cl A * (D) (E) (F)	29,628	27

Total Common Stock (Cost $7,346) ($ Thousands)		6,364

ASSET-BACKED SECURITIES — 0.1%

Other Asset-Backed Securities — 0.1%
Airplanes, Pass-Through Trust, Ser 2001-1A, Cl A9
0.748%, 03/15/2019 (B) (G)	$1,550	620
Cloud Peak Energy Resources LLC
8.500%, 12/15/2019	789	542

Total Asset-Backed Securities (Cost $1,914) ($ Thousands)		1,162

	Number Of Warrants
WARRANTS — 0.0%
Medical Card Systems # *	20,372	—
MModal, Expires 07/31/17 *	15,753	8
MModal, Expires 07/31/17 *	20,773	5

Total Warrants (Cost $15) ($ Thousands)		13

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.020% ** †	69,180,523	$69,181

Total Cash Equivalent (Cost $69,181) ($ Thousands)		69,181

Total Investments — 97.9% (Cost $2,405,510) ($ Thousands) §		$2,294,475

A list of open OTC swap agreements held by the Fund at August 31, 2015, are as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
JPMorgan Chase Bank	iBoxx USD Liquid High Yield Index	Index Return	USD LIBOR - Bba 3 month	12/21/2015	$23,197	$(343)

A list of open centrally cleared swap agreements held by the Fund at August 31, 2015, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($Thousands)
JPMorgan Chase Bank	CDX.NA.HY Series 24V1	Sell	5.00%	06/20/2020	$(9,600)	$347

For the period ended August 31, 2015, the total amount of open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative types during the period.

Percentages are based on Net Assets of $2,342,838 ($ Thousands).

#	Expiration date is unavailable.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Maturity date is unavailable.

(A)	Security in default on interest payments.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on August 31, 2015. The coupon on a step bond changes on a specified date.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2015 was $3,845 ($ Thousands) and represented 0.2% of Net Assets.

(E)	Securities considered illiquid. The total market value of such securities as of August 31, 2015 was $264 ($ Thousands) and represented 0.0% of Net Assets.

(F)	Securities considered restricted. The total market value of such securities as of August 31, 2015 was $28 ($ Thousands) and represented 0.0% of Net Assets

(G)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2015.

(H)	Unsettled bank loan. Interest rate not available.

(I)	Unfunded bank loan.
§	At August 31, 2015, the tax basis cost of the Fund’s investments was $2,405,510 ($ Thousands), and the unrealized appreciation and depreciation were $45,029 ($ Thousands) and $(156,064) ($ Thousands), respectively.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

GO — General Obligation

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

OTC — Over the Counter

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

USD — U.S. Dollar

21	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

August 31, 2015

The following is a list of the level of inputs used as of August 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$1,820,376	$6,841	$1,827,217
Collateralized Debt
Obligations	—	—	186,638	186,638
Loan Participations	—	167,334	5,292	172,626
Municipal Bonds	—	14,390	—	14,390
Convertible Bonds	—	8,347	750	9,097
Preferred Stock	5,814	1,973	—	7,787
Common Stock	2,081	2,028	2,255	6,364
Asset-Backed
Securities	—	1,162	—	1,162
Warrants	—	—	13	13
Cash Equivalent	69,181	—	—	69,181

Total Investments in Securities	$77,076	$2,015,610	$201,789	$2,294,475

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps *
Total Return Swaps *
Unrealized Depreciation	$—	$(343)	$—	$(343)
Centrally Cleared Swaps *
Credit Default Swaps *
Unrealized Appreciation	—	347	—	347

Total Other Financial Instruments	$—	$4	$—	$4

(1)	Of the $201,789 in Level 3 securities as of August 31, 2015, $3,845 or 0.2% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

*	Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

22	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

August 31, 2015

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Collateralized Debt Obligations	Investments in Convertible Bonds	Investments in Common Stock	Investments in Warrants
Beginning balance as of June 1, 2015	$1,936	$5,686	$173,964	$986	$1,406	$13
Accrued discounts/premiums	12	(12)	(25)	—	—	—
Realized gain	—	5	4,341	—	—	8
Change in unrealized depreciation	(14)	(105)	(635)	(282)	(739)	—
Purchases	24	425	28,225	46	1,766	—
Sales	—	(707)	(19,232)	—	—	(8)
Transfer into Level 3	4,883	—	—	—	—	—
Transfer out of Level 3	—	—	—	—	(178)	—

Ending balance as of 8/31/2015	$6,841	$5,292	$186,638	$750	$2,255	$13

Changes in unrealized losses included in earnings related to securities held at reporting date	$(14)	$(105)	$(635)	$(282)	$(739)	$—

For the period ended August 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2015, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Restricted Securities — As of August 31, 2015, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption thereform. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at August 31, 2015, were as follows:

	Face Amount ($ Thousands)/ Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Aventine (escrow security)	2,600	11/30/2010	11/20/2010	$—	$1	0.00%
VSS AHC, CI A	29,628	09/25/2009	09/25/2009	—	27	0.00

				$—	$28	0.00%

23	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

August 31, 2015

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of August 31, 2015, the Fund is the seller (“providing protection”) on a total notional amount of $9.6 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

HIGH YIELD BOND FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
Reference Asset	Corp US$	Sovereign US$	ABS US$	Corp US$	Total
Fair value of written credit derivatives	$—	$—	$—	$429,388	$429,388
Maximum potential amount of future payments	—	—	—	9,600,000	9,600,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) 1	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
HIGH YIELD BOND FUND	0-6 months	6-12 months	1-5 years	5-10 years	> 10 years	Total
Current credit spread* on underlying (in basis points)
0 - 100	$—	$—	$—	$—	$—	$—
101 - 200	—	—	—	—	—	—
> than 200	—	—	9,600,000	—	—	9,600,000

Total	$—	$—	$9,600,000	$—	$—	$9,600,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

24	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 67.3%

Consumer Discretionary — 5.2%
21st Century Fox America
8.150%, 10/17/2036	$2,015	$2,718
7.850%, 03/01/2039	3,900	5,382
7.750%, 01/20/2024	125	157
7.625%, 11/30/2028	2,411	3,081
7.430%, 10/01/2026	775	948
6.900%, 08/15/2039	2,450	2,942
6.750%, 01/09/2038	360	443
6.550%, 03/15/2033	2,170	2,601
6.400%, 12/15/2035	875	992
6.150%, 02/15/2041	3,650	4,089
Amazon.com
4.950%, 12/05/2044	4,210	4,215
AutoZone
3.125%, 07/15/2023	785	768
Bed Bath & Beyond
4.915%, 08/01/2034	1,040	987
CCO Safari II LLC
6.484%, 10/23/2045 (A)	5,560	5,656
6.384%, 10/23/2035 (A)	6,660	6,784
Comcast
6.950%, 08/15/2037	1,750	2,289
6.450%, 03/15/2037	3,470	4,325
6.400%, 05/15/2038	7,948	9,832
5.700%, 07/01/2019	100	113
5.650%, 06/15/2035	1,210	1,384
4.650%, 07/15/2042	2,675	2,739
4.600%, 08/15/2045	2,645	2,698
4.400%, 08/15/2035	500	502
4.250%, 01/15/2033	4,910	4,858
4.200%, 08/15/2034	2,785	2,722
Cox Communications
7.625%, 06/15/2025	300	356
6.950%, 06/01/2038 (A)	3,183	3,521
4.800%, 02/01/2035 (A)	500	446
4.700%, 12/15/2042 (A)	4,400	3,848
Cox Enterprises
7.375%, 07/15/2027 (A)	1,300	1,541
DIRECTV Holdings
6.000%, 08/15/2040	4,335	4,451
5.150%, 03/15/2042	1,705	1,609
Discovery Communications
4.875%, 04/01/2043	1,070	922
Home Depot
4.875%, 02/15/2044	1,415	1,505
4.250%, 04/01/2046	1,945	1,919
4.200%, 04/01/2043	1,035	1,007
Johnson Controls
4.950%, 07/02/2064	1,645	1,444
4.625%, 07/02/2044	815	764

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.625%, 07/02/2024	$1,095	$1,056
Lowe’s
6.875%, 02/15/2028	100	130
5.125%, 11/15/2041	4,565	5,041
Macy’s Retail Holdings
4.500%, 12/15/2034	1,755	1,603
McDonald’s MTN
4.600%, 05/26/2045	2,060	2,039
NBCUniversal Media LLC
6.400%, 04/30/2040	1,006	1,256
5.950%, 04/01/2041	2,075	2,497
Newell Rubbermaid
4.000%, 12/01/2024	1,785	1,810
Target
6.650%, 08/01/2028	435	538
TCI Communications
7.875%, 02/15/2026	3,070	4,133
Thomson Reuters
4.500%, 05/23/2043	295	266
4.300%, 11/23/2023	1,075	1,097
Tiffany
4.900%, 10/01/2044	805	771
Time Warner
7.700%, 05/01/2032	4,322	5,604
7.625%, 04/15/2031	8,720	10,930
6.500%, 11/15/2036	185	214
6.250%, 03/29/2041	3,400	3,841
6.100%, 07/15/2040	1,220	1,340
Time Warner Cable
7.300%, 07/01/2038	885	939
6.750%, 06/15/2039	880	897
6.550%, 05/01/2037	1,000	1,007
5.875%, 11/15/2040	940	888
5.500%, 09/01/2041	2,935	2,652
4.500%, 09/15/2042	700	561
Viacom
5.850%, 09/01/2043	4,375	4,015
5.250%, 04/01/2044	255	220
4.850%, 12/15/2034	2,295	1,930
4.375%, 03/15/2043	6,628	4,890
Walt Disney MTN
4.125%, 12/01/2041	475	467
4.125%, 06/01/2044	1,925	1,865

		161,055

Consumer Staples — 4.8%
Ahold Finance USA
6.875%, 05/01/2029	635	782
Altria Group
5.375%, 01/31/2044	3,245	3,402
Anheuser-Busch InBev Finance
4.625%, 02/01/2044	950	967
Anheuser-Busch InBev Worldwide
6.375%, 01/15/2040	2,075	2,610

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.750%, 07/15/2042	$3,500	$3,087
BAT International Finance
3.950%, 06/15/2025 (A)	1,895	1,935
Bestfoods
7.250%, 12/15/2026	170	229
Bowdoin College
4.693%, 07/01/2112	8,731	7,517
Coca-Cola Femsa
3.875%, 11/26/2023	3,310	3,424
ConAgra Foods
6.625%, 08/15/2039	815	856
CVS Health
5.125%, 07/20/2045	9,455	10,105
4.875%, 07/20/2035	6,335	6,536
3.875%, 07/20/2025	2,045	2,093
CVS, Pass-Through Trust
8.353%, 07/10/2031 (A)	6,949	9,283
Diageo Capital
3.875%, 04/29/2043	2,090	1,889
2.625%, 04/29/2023	2,205	2,101
Diageo Investment
4.250%, 05/11/2042	430	419
General Mills
5.400%, 06/15/2040	815	891
Kraft Foods Group
6.875%, 01/26/2039	865	1,059
5.000%, 06/04/2042	8,519	8,681
Kraft Heinz Foods
5.200%, 07/15/2045 (A)	3,780	3,973
5.000%, 07/15/2035 (A)	750	775
3.950%, 07/15/2025 (A)	7,135	7,247
Massachusetts Institute of Technology
5.600%, 07/01/2111	755	936
4.678%, 07/01/2114	4,365	4,456
Mondelez International
4.000%, 02/01/2024	3,775	3,868
Northwestern University
4.643%, 12/01/2044	2,125	2,324
Pepsi Bottling Group
7.000%, 03/01/2029	400	544
PepsiCo
4.000%, 03/05/2042	1,745	1,625
3.600%, 08/13/2042	1,140	1,000
Pernod Ricard
5.500%, 01/15/2042 (A)	880	935
4.450%, 01/15/2022 (A)	350	365
Philip Morris International
6.375%, 05/16/2038	375	467
4.500%, 03/20/2042	3,895	3,874
4.250%, 11/10/2044	2,730	2,618
4.125%, 03/04/2043	1,315	1,236
3.875%, 08/21/2042	2,620	2,386

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SABMiller Holdings
4.950%, 01/15/2042 (A)	$1,860	$1,953
Tufts University
5.017%, 04/15/2112	3,386	3,512
University of Southern California
5.250%, 10/01/2111	1,805	2,123
Walgreens Boots Alliance
4.800%, 11/18/2044	3,730	3,454
3.800%, 11/18/2024	5,115	5,003
Wal-Mart Stores
7.550%, 02/15/2030	755	1,060
6.200%, 04/15/2038	2,650	3,357
5.625%, 04/01/2040	5,940	7,086
5.625%, 04/15/2041	1,635	1,964
5.250%, 09/01/2035	50	57
5.000%, 10/25/2040	1,240	1,375
4.750%, 10/02/2043	5,000	5,329
4.300%, 04/22/2044	7,950	8,048

		150,816

Energy — 10.0%
Alta Wind Holdings
7.000%, 06/30/2035 (A)	1,564	1,804
Anadarko Finance
7.500%, 05/01/2031	1,660	2,035
Anadarko Holding
7.150%, 05/15/2028	3,480	4,048
Anadarko Petroleum
6.450%, 09/15/2036	590	664
4.832%, 10/10/2036 (B)	18,000	6,947
4.500%, 07/15/2044	3,575	3,249
Apache
5.250%, 02/01/2042	310	294
5.100%, 09/01/2040	400	372
4.750%, 04/15/2043	3,945	3,596
4.250%, 01/15/2044	2,100	1,778
BG Energy Capital
5.125%, 10/15/2041 (A)	2,430	2,543
BP Capital Markets
3.814%, 02/10/2024	3,300	3,320
3.535%, 11/04/2024	100	98
Burlington Resources Finance
7.200%, 08/15/2031	25	32
Canadian Natural Resources
6.250%, 03/15/2038	1,305	1,303
5.850%, 02/01/2035	150	147
3.900%, 02/01/2025	1,500	1,387
Cenovus Energy
6.750%, 11/15/2039	2,255	2,340
5.200%, 09/15/2043	1,030	891
3.800%, 09/15/2023	250	235
Columbia Pipeline Group
5.800%, 06/01/2045 (A)	605	581
4.500%, 06/01/2025 (A)	1,105	1,055

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Conoco Funding
7.250%, 10/15/2031	$655	$851
6.950%, 04/15/2029	1,800	2,251
ConocoPhillips
6.500%, 02/01/2039	4,535	5,473
5.900%, 05/15/2038	4,388	4,971
4.300%, 11/15/2044	7,380	6,903
Continental Resources
4.900%, 06/01/2044	2,250	1,678
3.800%, 06/01/2024	2,045	1,720
Devon Energy
7.950%, 04/15/2032	285	358
5.600%, 07/15/2041	2,160	2,195
4.750%, 05/15/2042	2,790	2,577
Ecopetrol
5.875%, 05/28/2045	5,485	4,415
El Paso Natural Gas
8.375%, 06/15/2032	475	548
7.500%, 11/15/2026	2,730	3,182
Encana
6.500%, 02/01/2038	3,350	3,094
Energy Transfer Partners
8.250%, 11/15/2029	1,825	2,180
6.500%, 02/01/2042	3,000	2,966
6.125%, 12/15/2045	3,493	3,359
5.950%, 10/01/2043	6,135	5,723
5.150%, 02/01/2043	1,000	835
Eni
5.700%, 10/01/2040 (A)	3,430	3,480
EnLink Midstream Partners
5.600%, 04/01/2044	2,750	2,497
5.050%, 04/01/2045	500	418
Ensco
5.750%, 10/01/2044	4,160	3,142
5.200%, 03/15/2025	1,765	1,579
Enterprise Products Operating LLC
6.650%, 10/15/2034	2,425	2,755
6.125%, 10/15/2039	380	395
5.700%, 02/15/2042	6,222	6,280
5.100%, 02/15/2045	2,775	2,568
4.950%, 10/15/2054	1,130	965
4.900%, 05/15/2046	3,685	3,325
4.850%, 03/15/2044	3,455	3,115
4.450%, 02/15/2043	2,940	2,490
3.750%, 02/15/2025	2,715	2,596
Exxon Mobil
3.567%, 03/06/2045	2,555	2,348
Hess
5.600%, 02/15/2041	1,960	1,894
Kinder Morgan
5.550%, 06/01/2045	5,805	4,980
5.300%, 12/01/2034	5,046	4,380
5.050%, 02/15/2046	2,532	2,019

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kinder Morgan Energy Partners
6.375%, 03/01/2041	$7,475	$7,125
5.500%, 03/01/2044	1,000	855
5.000%, 08/15/2042	1,400	1,109
3.950%, 09/01/2022	2,560	2,387
LASMO
7.300%, 11/15/2027	4,060	5,206
Marathon Oil
6.600%, 10/01/2037	3,820	4,020
5.200%, 06/01/2045	1,475	1,303
Marathon Petroleum
6.500%, 03/01/2041	4,198	4,551
Motiva Enterprises
6.850%, 01/15/2040 (A)	3,515	3,912
Nexen Energy ULC
7.400%, 05/01/2028	2,105	2,725
Noble Energy
5.250%, 11/15/2043	4,690	4,189
5.050%, 11/15/2044	4,520	4,028
Panhandle Eastern Pipeline
8.125%, 06/01/2019	725	846
Petro-Canada
7.875%, 06/15/2026	45	59
6.800%, 05/15/2038	1,510	1,843
5.950%, 05/15/2035	760	846
Petroleos Mexicanos
6.500%, 06/02/2041	4,980	4,980
6.375%, 01/23/2045	11,310	10,986
5.625%, 01/23/2046 (A)	2,085	1,856
5.500%, 06/27/2044 (A)	5,105	4,417
Phillips 66
5.875%, 05/01/2042	1,860	2,006
4.875%, 11/15/2044	9,180	8,774
4.650%, 11/15/2034	3,952	3,858
Plains All American Pipeline
3.850%, 10/15/2023	2,397	2,290
Pride International
7.875%, 08/15/2040	6,059	5,825
Shell International Finance
6.375%, 12/15/2038	4,118	5,222
4.550%, 08/12/2043	6,405	6,473
4.375%, 05/11/2045	6,765	6,690
4.125%, 05/11/2035	2,215	2,152
Southern Natural Gas
7.350%, 02/15/2031	1,223	1,356
Spectra Energy Capital
6.750%, 02/15/2032	1,510	1,632
3.300%, 03/15/2023	3,610	3,191
Spectra Energy Partners
4.500%, 03/15/2045	1,000	843
Statoil
6.800%, 01/15/2028	380	489
6.500%, 12/01/2028 (A)	1,140	1,465

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.800%, 11/08/2043	$480	$508
3.950%, 05/15/2043	2,875	2,690
Suncor Energy
6.500%, 06/15/2038	1,465	1,731
3.600%, 12/01/2024	950	928
Sunoco Logistics Partners Operations
5.350%, 05/15/2045	1,375	1,174
TC PipeLines
4.375%, 03/13/2025	1,000	955
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,705	3,129
7.000%, 10/15/2028	7,112	8,220
Texas Eastern Transmission
7.000%, 07/15/2032	2,010	2,410
TransCanada PipeLines
7.625%, 01/15/2039	1,053	1,372
7.250%, 08/15/2038	1,670	2,063
4.625%, 03/01/2034	7,175	6,885
Transcontinental Gas Pipe Line
7.250%, 12/01/2026	1,540	1,887
5.400%, 08/15/2041	1,795	1,623
4.450%, 08/01/2042	1,140	903
Valero Energy
10.500%, 03/15/2039	3,740	5,332
Williams
5.750%, 06/24/2044	2,610	2,129
Williams Partners
4.500%, 11/15/2023	650	631
4.300%, 03/04/2024	3,000	2,775

		312,078

Financials — 16.6%
ABN AMRO Bank
4.750%, 07/28/2025 (A)	2,305	2,307
ACE INA Holdings
6.700%, 05/15/2036	2,677	3,440
Aflac
6.900%, 12/17/2039	2,900	3,684
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	4,097	5,248
Alexandria Real Estate Equities
3.900%, 06/15/2023 ‡	3,050	3,026
American International Group
4.800%, 07/10/2045	1,040	1,036
4.700%, 07/10/2035	3,306	3,332
4.500%, 07/16/2044	1,620	1,552
3.875%, 01/15/2035	4,186	3,802
ARC Properties Operating Partnership
4.600%, 02/06/2024 ‡	4,150	3,963
Assurant
6.750%, 02/15/2034	2,794	3,262
Bank of America MTN
8.950%, 05/18/2017 (C)	1,340	1,395
8.680%, 05/02/2017 (C)	1,305	1,350

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.800%, 09/15/2016	$65	$69
6.110%, 01/29/2037	2,405	2,731
6.000%, 10/15/2036	3,595	4,317
5.875%, 02/07/2042	2,000	2,346
5.750%, 12/01/2017	5,750	6,220
5.625%, 07/01/2020	675	758
5.000%, 01/21/2044	1,398	1,477
4.875%, 04/01/2044	1,770	1,843
4.750%, 04/21/2045	2,320	2,210
4.100%, 07/24/2023	5,630	5,814
4.000%, 01/22/2025	4,215	4,125
3.950%, 04/21/2025	515	499
3.300%, 01/11/2023	2,090	2,060
Barclays
5.250%, 08/17/2045	1,500	1,502
Berkshire Hathaway
4.500%, 02/11/2043	5,683	5,568
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,300	1,259
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	4,482	5,364
Brixmor Operating Partnership
3.850%, 02/01/2025 ‡	1,620	1,547
Carlyle Holdings II Finance
5.625%, 03/30/2043 (A)	5,886	6,265
CBL & Associates
5.250%, 12/01/2023 ‡	2,650	2,746
4.600%, 10/15/2024 ‡	750	728
CDP Financial
5.600%, 11/25/2039 (A)	6,055	7,430
Chase Capital VI
0.925%, 08/01/2028 (C)	2,435	2,115
Chubb
6.500%, 05/15/2038	1,174	1,519
Cincinnati Financial
6.920%, 05/15/2028	5,284	6,674
Citigroup
8.125%, 07/15/2039	1,989	2,887
6.875%, 02/15/2098	2,752	3,584
6.625%, 06/15/2032	885	1,061
6.125%, 11/21/2017	100	109
6.125%, 08/25/2036	2,060	2,363
6.000%, 08/15/2017	50	54
5.875%, 01/30/2042	190	221
5.500%, 09/13/2025	1,000	1,087
4.587%, 12/15/2015	39	39
4.400%, 06/10/2025	8,300	8,347
0.832%, 08/25/2036 (C)	850	658
Cooperatieve Centrale Raiffeisen-Boerenleenbank
5.800%, 09/30/2110 (A)	5,033	5,452
5.250%, 08/04/2045	1,895	1,945

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045 (A)	$1,685	$1,646
Devon OEI Operating
7.500%, 09/15/2027	1,160	1,457
Discover Bank
8.700%, 11/18/2019	1,014	1,212
Discover Financial Services
3.850%, 11/21/2022	3,261	3,181
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	1,000	1,259
Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (C)	10,040	10,691
FMR
5.150%, 02/01/2043 (A)	2,750	2,912
Ford Holdings
9.300%, 03/01/2030	2,525	3,572
Ford Motor
7.450%, 07/16/2031	2,908	3,666
7.400%, 11/01/2046	2,060	2,602
4.750%, 01/15/2043	745	708
General Electric Capital MTN
6.875%, 01/10/2039	7,679	10,320
6.750%, 03/15/2032	6,320	8,289
5.875%, 01/14/2038	18,525	22,491
0.754%, 08/15/2036 (C)	1,250	1,136
Goldman Sachs Group
6.750%, 10/01/2037	9,500	11,334
6.250%, 02/01/2041	5,301	6,337
6.125%, 02/15/2033	7,925	9,429
5.950%, 01/15/2027	1,196	1,340
5.150%, 05/22/2045	2,290	2,264
4.800%, 07/08/2044	4,165	4,206
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	5,845	5,545
Hartford Financial Services Group
6.625%, 03/30/2040	795	1,005
6.100%, 10/01/2041	165	196
HBOS MTN
6.750%, 05/21/2018 (A)	4,050	4,469
HCP
4.250%, 11/15/2023 ‡	8,829	8,816
3.875%, 08/15/2024 ‡	1,460	1,409
Health Care
5.125%, 03/15/2043 ‡	6,994	7,091
Healthcare Realty Trust
5.750%, 01/15/2021 ‡	525	581
Highmark
6.125%, 05/15/2041 (A)	3,705	3,719
HSBC Bank USA MTN
7.000%, 01/15/2039	995	1,295
5.625%, 08/15/2035	1,245	1,407
HSBC Holdings
6.500%, 09/15/2037	4,550	5,377

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.250%, 03/14/2044	$2,175	$2,219
International Lease Finance
7.125%, 09/01/2018 (A)	95	105
JPMorgan Chase
6.300%, 04/23/2019	1,775	2,013
5.600%, 07/15/2041	5,985	6,836
5.400%, 01/06/2042	115	130
4.950%, 06/01/2045	2,015	2,011
3.900%, 07/15/2025	3,945	4,008
3.875%, 09/10/2024	2,000	1,970
JPMorgan Chase Capital XIII
1.232%, 09/30/2034 (C)	3,900	3,339
JPMorgan Chase Capital XXIII
1.274%, 05/15/2047 (C)	1,907	1,471
KKR Group Finance II
5.500%, 02/01/2043 (A)	11,999	12,300
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	1,300	1,252
Liberty Mutual Group
6.500%, 03/15/2035 (A)	265	305
6.500%, 05/01/2042 (A)	7,318	8,574
Macquarie Bank MTN
6.625%, 04/07/2021 (A)	4,090	4,639
Marsh & McLennan
3.500%, 06/03/2024	1,635	1,617
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	1,820	2,727
MetLife
6.400%, 12/15/2036	4,686	5,149
5.875%, 02/06/2041	1,240	1,468
4.875%, 11/13/2043	6,620	6,948
4.050%, 03/01/2045	3,931	3,637
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (A)	435	453
3.000%, 01/10/2023 (A)	1,845	1,801
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	3,520	4,608
Moody’s
5.250%, 07/15/2044	3,595	3,738
Morgan Stanley MTN
6.375%, 07/24/2042	2,564	3,171
6.250%, 08/09/2026	4,610	5,494
5.625%, 09/23/2019	5,775	6,422
4.350%, 09/08/2026	2,405	2,402
4.300%, 01/27/2045	6,625	6,252
4.000%, 07/23/2025	1,985	2,026
3.950%, 04/23/2027	1,855	1,767
3.875%, 04/29/2024	2,195	2,230
3.700%, 10/23/2024	2,410	2,408
Nationwide Health Properties MTN
6.590%, 07/07/2038 ‡	1,310	1,640
Nationwide Mutual Insurance
8.250%, 12/01/2031 (A)	1,000	1,359

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.875%, 04/01/2033 (A)	$4,016	$5,287
4.950%, 04/22/2044 (A)	3,240	3,148
New York Life Insurance
6.750%, 11/15/2039 (A)	5,515	7,164
5.875%, 05/15/2033 (A)	3,852	4,537
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	1,174	1,396
Piedmont Operating Partnership
4.450%, 03/15/2024 ‡	1,740	1,752
Principal Financial Group
4.625%, 09/15/2042	2,190	2,153
4.350%, 05/15/2043	495	467
Prudential Financial MTN
6.625%, 12/01/2037	613	755
5.800%, 11/16/2041	1,125	1,285
5.700%, 12/14/2036	7,039	7,812
Prudential Insurance of America
8.300%, 07/01/2025 (A)	4,500	5,950
Realty Income
4.650%, 08/01/2023 ‡	4,350	4,549
Simon Property Group
6.750%, 02/01/2040 ‡	1,634	2,116
4.750%, 03/15/2042 ‡	1,620	1,675
4.250%, 10/01/2044 ‡	200	191
SL Green Realty
7.750%, 03/15/2020 ‡	775	915
5.000%, 08/15/2018 ‡	1,000	1,067
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	5,740	7,173
4.900%, 09/15/2044 (A)	6,065	6,186
TIAA Asset Management Finance LLC
4.125%, 11/01/2024 (A)	1,965	1,986
Ventas Realty
5.700%, 09/30/2043 ‡	5,465	5,952
4.750%, 06/01/2021 ‡	2,500	2,682
4.375%, 02/01/2045 ‡	3,500	3,159
WEA Finance LLC
4.750%, 09/17/2044 (A)	3,400	3,362
Wells Fargo MTN
5.606%, 01/15/2044	1,295	1,445
4.650%, 11/04/2044	2,895	2,837
4.300%, 07/22/2027	1,315	1,337
3.900%, 05/01/2045	1,390	1,273
Wells Fargo Bank
6.600%, 01/15/2038	1,085	1,420
6.000%, 11/15/2017	300	328
5.950%, 08/26/2036	1,000	1,196
5.850%, 02/01/2037	5,620	6,790
XL Capital
6.375%, 11/15/2024	3,390	4,005

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (C)	$1,939	$1,968

		517,159

Health Care — 6.8%
AbbVie
4.700%, 05/14/2045	5,930	5,730
4.500%, 05/14/2035	1,800	1,724
4.400%, 11/06/2042	2,785	2,572
3.600%, 05/14/2025	4,280	4,214
Actavis Funding SCS
4.750%, 03/15/2045	7,175	6,544
3.850%, 06/15/2024	3,160	3,080
Aetna
4.750%, 03/15/2044	3,415	3,409
Amgen
6.400%, 02/01/2039	3,400	4,043
5.750%, 03/15/2040	500	547
5.375%, 05/15/2043	1,640	1,714
5.150%, 11/15/2041	2,935	3,009
4.950%, 10/01/2041	825	814
Anthem
4.850%, 08/15/2054	1,960	1,842
4.650%, 01/15/2043	2,080	1,955
4.650%, 08/15/2044	645	608
3.500%, 08/15/2024	4,360	4,219
AstraZeneca
6.450%, 09/15/2037	3,522	4,488
4.000%, 09/18/2042	730	707
Baxalta
5.250%, 06/23/2045 (A)	2,660	2,675
Bayer US Finance LLC
3.375%, 10/08/2024 (A)	575	571
Baylor Scott & White Holdings
4.185%, 11/15/2045	2,545	2,363
Becton Dickinson
4.875%, 05/15/2044	400	406
4.685%, 12/15/2044	1,630	1,605
3.875%, 05/15/2024	1,750	1,761
Cardinal Health
4.900%, 09/15/2045	925	923
4.500%, 11/15/2044	1,830	1,695
Catholic Health Initiatives
4.350%, 11/01/2042	4,945	4,555
Celgene
5.700%, 10/15/2040	4,184	4,580
5.000%, 08/15/2045	2,970	2,997
4.625%, 05/15/2044	3,600	3,394
Cleveland Clinic Foundation
4.858%, 01/01/2114	3,588	3,446
EMD Finance LLC
3.250%, 03/19/2025 (A)	4,690	4,483
Gilead Sciences
4.800%, 04/01/2044	3,430	3,531

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.500%, 02/01/2045	$2,055	$2,038
GlaxoSmithKline Capital
6.375%, 05/15/2038	3,405	4,259
Hartford HealthCare
5.746%, 04/01/2044	6,630	7,387
Humana
4.950%, 10/01/2044	3,260	3,267
Johnson & Johnson
4.500%, 12/05/2043	1,700	1,822
McKesson
4.883%, 03/15/2044	1,675	1,678
3.796%, 03/15/2024	3,875	3,921
Mead Johnson Nutrition
5.900%, 11/01/2039	990	1,105
4.600%, 06/01/2044	825	772
Medtronic
4.625%, 03/15/2045 (A)	6,320	6,462
4.375%, 03/15/2035 (A)	5,565	5,529
2.750%, 04/01/2023	2,510	2,419
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	1,845	2,008
Merck
4.150%, 05/18/2043	3,895	3,832
3.700%, 02/10/2045	1,485	1,351
3.600%, 09/15/2042	1,860	1,658
Merck Sharp & Dohme MTN
5.760%, 05/03/2037	2,236	2,783
North Shore-Long Island Jewish Health Care
6.150%, 11/01/2043	2,920	3,469
4.800%, 11/01/2042	4,615	4,423
Novartis Capital
4.400%, 05/06/2044	8,325	8,814
NYU Hospitals Center
5.750%, 07/01/2043	710	825
4.428%, 07/01/2042	4,230	4,116
Perrigo
4.000%, 11/15/2023	1,535	1,521
Perrigo Finance
4.900%, 12/15/2044	800	762
3.900%, 12/15/2024	4,495	4,359
Pfizer
7.200%, 03/15/2039	590	808
4.400%, 05/15/2044	2,270	2,255
Providence Health & Services Obligated Group
4.379%, 10/01/2023	705	771
Quest Diagnostics
3.500%, 03/30/2025	3,279	3,087
Southern Baptist Hospital of Florida
4.857%, 07/15/2045	915	913
St. Barnabas
4.000%, 07/01/2028	4,375	4,200
Stryker
4.375%, 05/15/2044	1,300	1,275

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.100%, 04/01/2043	$1,425	$1,321
3.375%, 05/15/2024	2,145	2,132
Thermo Fisher Scientific
3.150%, 01/15/2023	3,020	2,965
Trinity Health
4.125%, 12/01/2045	4,609	4,309
UnitedHealth Group
6.875%, 02/15/2038	2,010	2,659
6.625%, 11/15/2037	555	706
4.750%, 07/15/2045	5,810	6,103
4.625%, 07/15/2035	1,480	1,548
Wyeth
6.000%, 02/15/2036	2,985	3,596
5.950%, 04/01/2037	936	1,109
Zimmer Biomet Holdings
4.450%, 08/15/2045	1,670	1,511

		212,052

Industrials — 4.2%
Airbus Group Finance
2.700%, 04/17/2023 (A)	2,175	2,096
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	3	4
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	1,605	1,710
American Airlines, Pass-Through Trust, Ser 2014-1, Cl A
3.700%, 10/01/2026	2,681	2,671
BAE Systems
5.800%, 10/11/2041 (A)	1,145	1,306
BAE Systems Holdings
4.750%, 10/07/2044 (A)	5,106	5,037
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	5,600	6,659
6.150%, 05/01/2037	1,115	1,346
5.750%, 05/01/2040	625	702
5.150%, 09/01/2043	2,110	2,218
4.900%, 04/01/2044	2,920	2,975
4.550%, 09/01/2044	1,150	1,111
4.400%, 03/15/2042	3,270	3,111
4.375%, 09/01/2042	1,615	1,512
Caterpillar
4.750%, 05/15/2064	3,315	3,304
3.803%, 08/15/2042	6,318	5,736
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	4,777	5,273
Continental Airlines, Pass-Through Trust, Ser 2009-1
9.000%, 07/08/2016	4,456	4,701
CSX
4.750%, 05/30/2042	4,425	4,431

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Deere
3.900%, 06/09/2042	$2,510	$2,344
Delta Air Lines, Pass-Through Trust, Ser 2011-1, Cl A
5.300%, 04/15/2019	6	6
Federal Express
7.600%, 07/01/2097	2,095	2,743
FedEx
5.100%, 01/15/2044	275	284
4.100%, 02/01/2045	275	245
4.000%, 01/15/2024	1,260	1,299
3.900%, 02/01/2035	700	648
3.875%, 08/01/2042	4,367	3,771
L-3 Communications
3.950%, 05/28/2024	3,195	3,053
Lockheed Martin
4.070%, 12/15/2042	3,743	3,462
3.600%, 03/01/2035	4,295	3,886
Norfolk Southern
6.000%, 03/15/2105	3,703	4,118
6.000%, 05/23/2111	4,332	4,818
4.800%, 08/15/2043	1,410	1,392
4.450%, 06/15/2045	480	458
3.850%, 01/15/2024	3,115	3,169
2.903%, 02/15/2023	710	684
Northrop Grumman
4.750%, 06/01/2043	5,830	5,842
Northwest Airlines, Pass-Through Trust, Ser 2001-1, Cl A1
7.041%, 04/01/2022	224	256
Parker-Hannifin MTN
4.450%, 11/21/2044	1,645	1,696
Republic Services
3.550%, 06/01/2022	2,025	2,047
Siemens Financieringsmaatschappij
4.400%, 05/27/2045 (A)	5,425	5,430
Union Pacific
4.850%, 06/15/2044	5,355	5,832
United Airlines, Pass-Through Trust, Ser 2014-2, Cl A
3.750%, 09/03/2026	3,340	3,340
United Technologies
5.700%, 04/15/2040	5,999	7,038
4.500%, 06/01/2042	4,985	5,055
US Airways, Pass-Through Trust, Ser 2011-1A, Cl A
7.125%, 10/22/2023	1,569	1,800
WW Grainger
4.600%, 06/15/2045	1,170	1,199

		131,818

Information Technology — 2.8%
Apple
4.450%, 05/06/2044	1,150	1,135

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.375%, 05/13/2045	$9,215	$9,136
CDK Global
4.500%, 10/15/2024	5,215	5,198
Cisco Systems
5.900%, 02/15/2039	3,920	4,722
Corning
5.750%, 08/15/2040	555	652
Intel
4.900%, 07/29/2045	10,443	10,751
4.800%, 10/01/2041	3,300	3,364
4.000%, 12/15/2032	745	714
Juniper Networks
5.950%, 03/15/2041	4,430	4,390
Microsoft
4.875%, 12/15/2043	3,822	4,083
4.000%, 02/12/2055	6,811	6,149
3.750%, 02/12/2045	1,895	1,731
3.500%, 02/12/2035	2,410	2,228
3.500%, 11/15/2042	1,765	1,531
Oracle
6.500%, 04/15/2038	6,460	8,205
4.500%, 07/08/2044	1,805	1,812
4.375%, 05/15/2055	4,180	3,907
4.300%, 07/08/2034	7,015	6,964
4.125%, 05/15/2045	870	821
Qualcomm
4.650%, 05/20/2035	3,420	3,119
Seagate HDD Cayman
5.750%, 12/01/2034 (A)	2,130	2,083
4.875%, 06/01/2027 (A)	4,595	4,238
4.750%, 01/01/2025	865	823

		87,756

Materials — 2.1%
Barrick North America Finance LLC
5.750%, 05/01/2043	7,790	6,655
BHP Billiton Finance USA
5.000%, 09/30/2043	2,420	2,486
CF Industries
5.150%, 03/15/2034	1,205	1,160
Dow Chemical
4.625%, 10/01/2044	1,000	931
4.375%, 11/15/2042	5,845	5,256
4.250%, 10/01/2034	2,395	2,210
Eastman Chemical
4.650%, 10/15/2044	1,305	1,231
Freeport-McMoRan
5.450%, 03/15/2043	7,877	5,593
5.400%, 11/14/2034	1,385	997
Glencore Finance Canada
6.000%, 11/15/2041 (A)	5,594	4,783
International Paper
5.150%, 05/15/2046	2,210	2,130
5.000%, 09/15/2035	1,905	1,839

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kinross
5.950%, 03/15/2024	$1,610	$1,367
LYB International Finance
4.875%, 03/15/2044	2,575	2,466
LyondellBasell Industries
4.625%, 02/26/2055	1,000	861
Monsanto
4.200%, 07/15/2034	910	836
3.950%, 04/15/2045	500	420
Mosaic
5.450%, 11/15/2033	1,225	1,283
Nacional del Cobre de Chile
5.625%, 10/18/2043 (A)	2,960	2,936
4.875%, 11/04/2044 (A)	800	709
4.250%, 07/17/2042 (A)	730	594
Newcrest Finance
5.750%, 11/15/2041 (A)	4,504	3,462
Newmont Mining
6.250%, 10/01/2039	1,280	1,136
Praxair
3.550%, 11/07/2042	1,820	1,608
Rio Tinto Finance USA
4.125%, 08/21/2042	120	106
Rohm & Haas
7.850%, 07/15/2029	4,195	5,479
Southern Copper
7.500%, 07/27/2035	2,974	3,079
5.875%, 04/23/2045	1,640	1,409
Teck Resources
6.000%, 08/15/2040	180	121
5.200%, 03/01/2042	1,050	672
Vale Overseas
6.875%, 11/21/2036	845	719

		64,534

Telecommunication Services — 5.4%
Alltel
7.875%, 07/01/2032	1,035	1,375
6.800%, 05/01/2029	540	655
America Movil
6.375%, 03/01/2035	550	636
4.375%, 07/16/2042	3,105	2,830
AT&T
6.500%, 09/01/2037	2,758	3,103
6.300%, 01/15/2038	1,500	1,641
5.550%, 08/15/2041	6,625	6,659
5.350%, 09/01/2040	6,734	6,615
4.800%, 06/15/2044	6,303	5,793
4.750%, 05/15/2046	3,347	3,051
4.500%, 05/15/2035	10,195	9,367
4.350%, 06/15/2045	10,288	8,798
4.300%, 12/15/2042	3,216	2,740
British Telecommunications
9.625%, 12/15/2030	2,070	3,018

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CenturyLink
7.650%, 03/15/2042	$2,425	$2,073
Deutsche Telekom International Finance
9.250%, 06/01/2032	760	1,130
8.750%, 06/15/2030	685	970
4.875%, 03/06/2042 (A)	2,755	2,748
GTE
6.940%, 04/15/2028	1,260	1,490
Koninklijke
8.375%, 10/01/2030	1,790	2,324
Orange
5.500%, 02/06/2044	1,130	1,209
Rogers Communications
5.450%, 10/01/2043	2,350	2,449
5.000%, 03/15/2044	3,220	3,168
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	6,578	6,444
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	5,175	5,363
Verizon Communications
6.550%, 09/15/2043	3,574	4,233
6.400%, 09/15/2033	683	783
6.250%, 04/01/2037	760	857
6.000%, 04/01/2041	1,500	1,633
5.050%, 03/15/2034	4,175	4,155
5.012%, 08/21/2054	13,937	12,760
4.862%, 08/21/2046	17,666	16,648
4.750%, 11/01/2041	960	884
4.672%, 03/15/2055	17,361	15,044
4.522%, 09/15/2048	14,588	13,023
4.400%, 11/01/2034	2,540	2,342
4.272%, 01/15/2036	4,250	3,817
Vodafone Group
4.375%, 02/19/2043	6,415	5,570

		167,398

Utilities — 9.4%
AGL Capital
5.875%, 03/15/2041	2,593	2,992
4.400%, 06/01/2043	1,000	959
Appalachian Power
4.450%, 06/01/2045	560	534
Baltimore Gas & Electric
5.200%, 06/15/2033	3,275	3,582
Berkshire Hathaway Energy
6.500%, 09/15/2037	2,515	3,102
6.125%, 04/01/2036	6,910	8,174
5.150%, 11/15/2043	2,250	2,410
Boston Gas
4.487%, 02/15/2042 (A)	2,147	2,178
Bruce Mansfield Unit 1 2007 Pass-Through Trust
6.850%, 06/01/2034	1,381	1,402

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	$1,900	$1,967
CenterPoint Energy Resources
6.250%, 02/01/2037	3,791	4,503
Cleco Power
6.000%, 12/01/2040	1,100	1,290
Commonwealth Edison
3.700%, 03/01/2045	3,149	2,842
Consolidated Edison of New York
6.750%, 04/01/2038	1,725	2,272
6.300%, 08/15/2037	1,440	1,778
4.450%, 03/15/2044	3,145	3,127
Dominion Resources
5.250%, 08/01/2033	3,830	4,100
4.900%, 08/01/2041	2,715	2,754
DTE Energy
3.850%, 12/01/2023	2,215	2,289
Duke Energy
3.750%, 04/15/2024	535	541
3.050%, 08/15/2022	1,420	1,394
Duke Energy Carolinas
6.100%, 06/01/2037	3,090	3,800
5.300%, 02/15/2040	8,090	9,288
4.000%, 09/30/2042	2,140	2,080
Duke Energy Florida
6.400%, 06/15/2038	520	672
6.350%, 09/15/2037	1,020	1,317
Duke Energy Indiana
6.350%, 08/15/2038	805	1,027
4.900%, 07/15/2043	2,000	2,172
Duke Energy Progress
4.375%, 03/30/2044	3,320	3,365
Duquesne Light Holdings
6.250%, 08/15/2035	3,125	3,340
5.900%, 12/01/2021 (A)	750	852
El Paso Electric
5.000%, 12/01/2044	1,000	1,011
Electricite de France
6.000%, 01/22/2114 (A)	5,945	6,291
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,305
Entergy Louisiana
4.440%, 01/15/2026	2,990	3,167
Eversource Energy
2.800%, 05/01/2023	2,120	2,035
Exelon
5.625%, 06/15/2035	1,250	1,357
4.950%, 06/15/2035	2,900	2,921
Exelon Generation LLC
6.250%, 10/01/2039	200	215
5.750%, 10/01/2041	4,931	5,003
5.600%, 06/15/2042	4,945	4,914

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	$4,440	$4,596
Florida Power & Light
5.960%, 04/01/2039	2,975	3,747
5.690%, 03/01/2040	5,000	6,122
5.650%, 02/01/2037	2,500	3,000
5.400%, 09/01/2035	3,200	3,710
Georgia Power
5.950%, 02/01/2039	3,850	4,360
5.400%, 06/01/2040	6,230	6,569
4.300%, 03/15/2042	1,940	1,733
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	1,291	1,610
4.875%, 11/01/2041 (A)	1,970	2,096
4.500%, 06/01/2044 (A)	2,375	2,411
ITC Holdings
5.300%, 07/01/2043	2,085	2,196
Jersey Central Power & Light
6.400%, 05/15/2036	1,425	1,584
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	3,844	4,202
Kansas Gas & Electric
4.300%, 07/15/2044 (A)	2,715	2,749
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,600	3,282
Kentucky Utilities
5.125%, 11/01/2040	2,070	2,313
KeySpan Gas East
5.819%, 04/01/2041 (A)	7,485	9,013
Metropolitan Edison
7.700%, 01/15/2019	350	407
MidAmerican Energy
6.750%, 12/30/2031	810	1,066
5.800%, 10/15/2036	870	1,054
4.800%, 09/15/2043	1,725	1,838
4.400%, 10/15/2044	1,450	1,472
Midamerican Funding
6.927%, 03/01/2029	170	223
Monongahela Power
5.400%, 12/15/2043 (A)	835	913
4.100%, 04/15/2024 (A)	3,270	3,355
Narragansett Electric
4.170%, 12/10/2042 (A)	1,990	1,932
NextEra Energy Capital Holdings
6.000%, 03/01/2019	2,470	2,750
Niagara Mohawk Power
4.119%, 11/28/2042 (A)	2,000	1,935
2.721%, 11/28/2022 (A)	700	675
NiSource Finance
5.950%, 06/15/2041	545	633
Northern States Power
6.250%, 06/01/2036	1,813	2,332
5.350%, 11/01/2039	2,695	3,175

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.400%, 08/15/2042	$1,045	$923
NSTAR Electric
4.400%, 03/01/2044	655	665
Oncor Electric Delivery
7.500%, 09/01/2038	600	831
5.300%, 06/01/2042	5,125	5,617
Pacific Gas & Electric
6.350%, 02/15/2038	1,000	1,219
6.250%, 03/01/2039	1,910	2,331
6.050%, 03/01/2034	4,940	5,922
4.600%, 06/15/2043	2,060	2,079
4.500%, 12/15/2041	1,660	1,668
PacifiCorp
6.000%, 01/15/2039	1,140	1,387
5.750%, 04/01/2037	2,972	3,527
Pennsylvania Electric
6.150%, 10/01/2038	6,082	6,886
PSEG Power LLC
8.625%, 04/15/2031	4,340	5,934
Public Service Electric & Gas MTN
4.000%, 06/01/2044	1,000	965
3.650%, 09/01/2042	2,880	2,638
Public Service of Colorado
6.500%, 08/01/2038	725	973
6.250%, 09/01/2037	1,640	2,113
4.300%, 03/15/2044	2,665	2,685
San Diego Gas & Electric
4.500%, 08/15/2040	675	710
Sempra Energy
6.000%, 10/15/2039	3,565	4,137
Southaven Combined Cycle Generation
3.846%, 08/15/2033	2,304	2,351
Southern California Edison
6.050%, 03/15/2039	4,355	5,459
4.650%, 10/01/2043	2,250	2,373
4.500%, 09/01/2040	4,680	4,791
Southern California Gas
4.450%, 03/15/2044	2,450	2,533
3.750%, 09/15/2042	1,380	1,286
Southwestern Electric Power
6.200%, 03/15/2040	3,335	4,040
3.900%, 04/01/2045	2,000	1,756
Texas-New Mexico Power
6.950%, 04/01/2043 (A)	1,082	1,540
Tucson Electric Power
5.000%, 03/15/2044	5,025	5,274
Union Electric
8.450%, 03/15/2039	2,125	3,404
Virginia Electric & Power
4.650%, 08/15/2043	1,095	1,157
4.450%, 02/15/2044	2,500	2,567

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.450%, 02/15/2024	$530	$538

		292,654

Total Corporate Obligations (Cost $2,076,801) ($ Thousands)		2,097,320

MUNICIPAL BONDS — 6.1%
American Municipal Power, Build America Project, RB
6.053%, 02/15/2043	4,385	5,152
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	1,500	1,967
City of Gainesville, Build America Project, RB
6.024%, 10/01/2040	3,650	4,341
City of Houston Texas Combined Utility System Revenue, Ser A, RB, ASSURED GTY Callable 05/15/19 @ 100
5.250%, 11/15/2033	320	360
City of Houston Texas Combined Utility System Revenue, Ser B, RB
3.828%, 05/15/2028	2,775	2,877
City of New York, Build America Project, GO
5.517%, 10/01/2037	4,455	5,166
City of New York, Build America Project, GO Callable 10/01/20 @ 100
5.817%, 10/01/2031	2,950	3,276
City of Sacramento, Municipal Utility District, Build America Project, RB
6.156%, 05/15/2036	100	122
City of San Francisco, Public Utilities Commission Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	3,705	4,426
Commonwealth of Massachusetts, Build America Project, GO
4.910%, 05/01/2029	1,210	1,377
Commonwealth of Massachusetts, Build America Project, RB
5.731%, 06/01/2040	1,080	1,314
Commonwealth of Pennsylvania, Build America Project, Ser B, GO
5.450%, 02/15/2030	4,215	4,813
Dallas, Convention Center Hotel Development, Build America Project, RB
7.088%, 01/01/2042	600	749
District of Columbia Water & Sewer Authority, RB
4.814%, 10/01/2114	2,535	2,511
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	2,930	3,427
Illinois State, GO
5.100%, 06/01/2033	9,680	8,981

11	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Illinois, Finance Authority, RB
4.000%, 06/01/2047	$1,260	$1,235
Indianapolis, Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/2040	1,860	2,312
Los Angeles Unified School District, Build America Project, GO
5.750%, 07/01/2034	1,875	2,237
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,590	2,192
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	2,965	3,813
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/2045	825	1,097
6.008%, 07/01/2039	5,000	6,130
Los Angeles, Unified School District, Build America Project, GO
6.758%, 07/01/2034	2,860	3,748
Metropolitan Water Reclamation District of Greater Chicago, GO
5.720%, 12/01/2038	2,630	3,041
Michigan State University, Build America Project, Ser B, RB Callable 02/15/30 @ 100
6.173%, 02/15/2050	3,200	3,737
Missouri, Joint Municipal Electric Utility Commission, Build America Project, Ser A, RB
6.890%, 01/01/2042	600	711
Municipal Electric Authority of Georgia, Build America Project, RB
6.637%, 04/01/2057	3,511	4,122
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	83
7.102%, 01/01/2041	2,250	3,011
New York City, Municipal Water Finance Authority, Build America Project, RB
5.440%, 06/15/2043	2,960	3,530
New York City, Municipal Water Finance Authority, Build America Project, RB Callable 06/15/20 @ 100
6.491%, 06/15/2042	6,630	7,544
New York City, Municipal Water Finance Authority, RB Callable 12/15/20 @ 100
5.375%, 06/15/2043	600	699
New York City, Municipal Water Finance Authority, Ser GG, RB Callable 06/15/21 @ 100
5.000%, 06/15/2043	710	786

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	$2,195	$2,623
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, RB
5.508%, 08/01/2037	580	691
New York State, Dormitory Authority, Build America Project, RB
5.500%, 03/15/2030	3,295	3,811
5.289%, 03/15/2033	1,550	1,774
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	4,796	6,409
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	115	110
Port Authority of New York & New Jersey, RB
4.926%, 10/01/2051	725	784
4.458%, 10/01/2062	5,735	5,625
Regents of the University of California Medical Center Pooled Revenue, Build America Project, Ser H, RB
6.548%, 05/15/2048	1,480	1,848
San Diego County Regional Transportation Commission, RB
5.911%, 04/01/2048	600	766
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	2,335	2,907
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	2,580	3,109
State of California, Build America Project, GO
7.625%, 03/01/2040	2,355	3,403
7.550%, 04/01/2039	970	1,405
7.500%, 04/01/2034	5,700	8,027
7.350%, 11/01/2039	5,330	7,438
7.300%, 10/01/2039	1,000	1,385
State of New York, Build America Project, RB
5.770%, 03/15/2039	12,820	15,268
State of Texas, Build America Project, GO
5.517%, 04/01/2039	450	565
Texas Transportation Commission State Highway Fund, Build America Project, Ser B, RB
5.178%, 04/01/2030	2,725	3,123
Triborough Bridge & Tunnel Authority, Build America Project, RB
5.450%, 11/15/2032	3,300	3,690
University of California, Ser AD, RB
4.858%, 05/15/2112	13,775	13,074

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

University of Texas Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	$1,505	$1,810

Total Municipal Bonds (Cost $178,245) ($ Thousands)		190,532

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.5%
FFCB
3.125%, 11/06/2029	3,000	2,871
FHLB
5.625%, 06/11/2021	960	1,153
FHLMC
6.750%, 03/15/2031	7,890	11,352
6.250%, 07/15/2032	6,735	9,416
FICO STRIPS, PO
0.000%, 12/27/2018 (B)	4,300	4,100
FNMA
3.500%, 03/07/2033	2,529	2,473
3.000%, 11/26/2032 to 05/23/2033	4,596	4,277
2.625%, 09/06/2024	12,635	12,743
FNMA, PO
0.000%, 05/15/2030 (B)	8,380	5,075
Residual Funding STRIPS
3.490%, 04/15/2030 (B)	17,770	11,239
1.809%, 07/15/2020 (B)	1,706	1,555
Tennessee Valley Authority
5.500%, 06/15/2038	305	389
5.375%, 04/01/2056	12,593	15,599
5.250%, 09/15/2039	7,900	9,700
4.875%, 01/15/2048	635	734
4.625%, 09/15/2060	7,645	8,407
3.500%, 12/15/2042	5,480	5,169
Tennessee Valley Authority STRIPS, PO
0.000%, 01/15/2038 (B)	3,700	1,544

Total U.S. Government Agency Obligations (Cost $108,099) ($ Thousands)		107,796

MORTGAGE-BACKED SECURITIES — 1.4%

Agency Mortgage-Backed Obligations — 1.3%
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	281	311
FHLMC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	709	806
FHLMC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	6,044	6,434
FHLMC CMO, Ser 2013-4150, Cl JZ
3.000%, 01/15/2043	3,025	2,781
FHLMC CMO, Ser 3770, Cl ZB
5.000%, 12/15/2040	3,672	3,898

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Multifamily Structured Pass-Through Certificates, Ser K027, Cl A2
2.637%, 01/25/2023	$4,380	$4,405
FNMA
3.841%, 09/01/2020	3,699	3,987
3.762%, 12/01/2020	3,608	3,899
3.665%, 10/01/2020	3,419	3,682
3.583%, 09/01/2020	1,905	2,023
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	955	1,164
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	531	598
FNMA CMO, Ser 2007-68, Cl SC, IO
6.501%, 07/25/2037 (C)	72	14
GNMA ARM
1.625%, 06/20/2032 (C)	90	92
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	107	112
GNMA CMO, Ser 2009-8, Cl PS, IO
6.102%, 08/16/2038 (C)	164	23
GNMA CMO, Ser 2010-4, Cl NS, IO
6.192%, 01/16/2040 (C)	183	32
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041 (D)	10,425	8,561

		42,822

Non-Agency Mortgage-Backed Obligations — 0.1%
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.270%, 08/25/2035 (C)	17	12
Countrywide Home Loans, Ser 2005-2, Cl 1A1
0.519%, 03/25/2035 (C)	125	95
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
0.415%, 03/19/2045 (C)	171	154
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
1.005%, 11/19/2034 (C)	253	225
Harborview Mortgage Loan Trust, Ser 2005-11, Cl 2A1A
0.515%, 08/19/2045 (C)	331	307
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
0.979%, 12/25/2034 (C)	124	106
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
0.999%, 08/25/2034 (C)	66	59
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 6A1
2.698%, 10/25/2034 (C)	88	85
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.059%, 09/25/2034 (C)	27	24

13	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Indymac Index Mortgage Loan Trust, Ser 2005-AR18, Cl 2A1A
0.509%, 10/25/2036 (C)	$16	$11
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	25	26
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	36	37
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.499%, 12/25/2034 (C)	55	55
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.529%, 01/25/2045 (C)	157	145
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
2.637%, 04/25/2036 (C)	149	148

		1,489

Total Mortgage-Backed Securities (Cost $38,237) ($ Thousands)		44,311

SOVEREIGN DEBT — 0.8%
Banco Nacional de Desenvolvimento Economico e Social
5.500%, 07/12/2020 (A)	1,300	1,284
International Bank for Reconstruction & Development MTN
3.725%, 10/31/2030 (B) (E)	5,850	3,480
Israel Government AID Bond
5.500%, 09/18/2033	1,400	1,818
3.289%, 05/01/2024 (B)	1,020	804
3.010%, 08/15/2026 (B)	2,585	1,861
2.703%, 05/15/2024 (B)	1,545	1,216
Republic of Colombia
5.625%, 02/26/2044	1,480	1,437
4.000%, 02/26/2024	1,680	1,630
Republic of Uruguay
5.100%, 06/18/2050	2,445	2,240
United Mexican States
6.050%, 01/11/2040	271	304
5.950%, 03/19/2019	1,300	1,453
5.750%, 10/12/2110	589	562
5.550%, 01/21/2045	1,670	1,745
4.750%, 03/08/2044	4,295	4,005
4.600%, 01/23/2046	155	141
4.000%, 10/02/2023	1,936	1,965

Total Sovereign Debt (Cost $26,037) ($ Thousands)		25,945

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 0.3%

Mortgage Related Securities — 0.0%
Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/2028 (C)	$59	$60

Other Asset-Backed Securities — 0.3%
321 Henderson Receivables, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (A)	1,444	1,506
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.856%, 03/25/2037	180	182
Education Loan Asset-Backed Trust I, Ser 2013-1, Cl A2
0.991%, 04/26/2032 (A) (C)	2,765	2,669
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
1.041%, 07/27/2037 (A) (C)	2,745	2,665
SLM Student Loan Trust, Ser 2011-1, Cl A2
1.349%, 10/25/2034 (C)	2,620	2,562

		9,584

Total Asset-Backed Securities (Cost $9,765) ($ Thousands)		9,644

U.S. TREASURY OBLIGATIONS — 17.5%
U.S. Treasury Bills
0.329%, 09/17/2015 (B) (F)	185	185
0.036%, 10/22/2015 (B) (F)	10	10
0.017%, 10/15/2015 (B) (F)	2,430	2,430
U.S. Treasury Bonds
6.250%, 05/15/2030	1,440	2,106
5.250%, 02/15/2029	4,450	5,881
4.500%, 02/15/2036	31,200	40,298
4.250%, 05/15/2039	9,480	11,789
3.875%, 08/15/2040	26,150	30,794
3.750%, 11/15/2043	16,310	18,957
3.625%, 08/15/2043	14,792	16,809
3.625%, 02/15/2044	10,006	11,363
3.375%, 05/15/2044	9,615	10,426
3.125%, 11/15/2041	13,395	13,947
3.125%, 02/15/2043	38,636	39,958
3.000%, 11/15/2044	30,450	30,735
3.000%, 05/15/2045	107,944	109,192
2.875%, 08/15/2045	21,775	21,523
2.750%, 08/15/2042	5,780	5,569
2.500%, 02/15/2045	69,908	63,594
U.S. Treasury Inflation-Protected Securities
1.375%, 02/15/2044	11,709	12,316
0.750%, 02/15/2045	11,183	10,071
U.S. Treasury Notes
2.000%, 08/15/2025	4,795	4,710
U.S. Treasury STRIPS
2.875%, 05/15/2043	57,690	56,841
2.795%, 11/15/2027 (B)	8,360	6,113

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

2.701%, 05/15/2039 (B)	$43,500	$21,609

Total U.S. Treasury Obligations (Cost $523,412) ($ Thousands)		547,226

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.020% ** †	54,356,563	54,357

Total Cash Equivalent (Cost $54,357) ($ Thousands)		54,357

Total Investments — 98.6% (Cost $3,014,953) ($ Thousands) §		$3,077,131

A list of the open futures contracts held by the Fund at August 31, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(393)	Dec-2015	$348
U.S. 2-Year Treasury Note	(1,425)	Dec-2015	527
U.S. 5-Year Treasury Note	1,166	Jan-2016	(408)
U.S. Long Treasury Bond	(88)	Dec-2015	68
U.S. Long Treasury Bond	(138)	Sep-2015	(512)
U.S. Ultra Long Treasury Bond	1,086	Dec-2015	(3,022)

			$(2,999)

For the period ended August 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of open OTC swap agreements held by the Fund at August 31, 2015, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Barclays Bank PLC	2.48%	3-Month US LIBOR	11/15/27	2,605	$(216)
Barclays Bank PLC	2.42%	3-Month US LIBOR	11/15/27	2,630	(193)
Citigroup	2.71%	3-Month US LIBOR	08/15/42	5,255	(36)

					$(445)

A list of open centrally cleared swap agreements held by the Fund at August 31, 2015, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Citigroup	3.68%	3-Month US LIBOR	11/15/43	3,570	$(713)

For the period ended August 31, 2015, the total amount of open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $3,122,164 ($ Thousands).

**	The rate reported is the 7-day effective yield as of August 31, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2015.

(D)	Rate shown is the effective yield at time of purchase.

(E)	This security is a Supra-National organization.
(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

§	At August 31, 2015, the tax basis cost of the Fund’s investments was $3,014,953 ($ Thousands), and the unrealized appreciation and depreciation were $137,114 ($ Thousands) and $(74,936) ($ Thousands), respectively.

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

LIBOR — London Interbank Offered Rate

15	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

August 31, 2015

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

The following is a list of the level of inputs used as of August 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$2,097,320	$—	$2,097,320
Municipal Bonds	—	190,532	—	190,532
U.S. Government Agency Obligations	—	107,796	—	107,796
Mortgage-Backed Securities	—	44,311	—	44,311
Sovereign Debt	—	25,945	—	25,945
Asset-Backed Securities	—	9,644	—	9,644
U.S. Treasury Obligations	—	547,226	—	547,226
Cash Equivalent	54,357	—	—	54,357

Total Investments in Securities	$54,357	$3,022,774	$—	$3,077,131

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$943	$—	$—	$943
Unrealized Depreciation	(3,942)	—	—	(3,942)
OTC Swaps
Interest Rate Swaps *
Unrealized Depreciation	—	(445)	—	(445)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Depreciation	—	(713)	—	(713)

Total Other Financial Instruments	$(2,999)	$(1,158)	$—	$(4,157)

*	Futures contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2015, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 86.4%

Consumer Discretionary — 6.8%
21st Century Fox America
7.125%, 04/08/2028	$400	$475
6.900%, 08/15/2039	1,500	1,801
6.750%, 01/09/2038	3,385	4,163
6.650%, 11/15/2037	2,280	2,680
6.200%, 12/15/2034	2,614	2,942
Amazon.com
4.950%, 12/05/2044	3,270	3,274
CBS
5.900%, 10/15/2040	40	41
4.600%, 01/15/2045	1,305	1,132
CCO Safari II LLC
6.834%, 10/23/2055 (A)	2,390	2,408
6.484%, 10/23/2045 (A)	1,135	1,155
6.384%, 10/23/2035 (A)	4,145	4,222
Comcast
6.950%, 08/15/2037	8,839	11,564
6.550%, 07/01/2039	315	402
6.450%, 03/15/2037	4,030	5,022
6.400%, 05/15/2038	13,760	17,021
5.650%, 06/15/2035	6,675	7,636
4.750%, 03/01/2044	500	521
4.650%, 07/15/2042	3,790	3,881
4.600%, 08/15/2045	11,080	11,301
4.500%, 01/15/2043	3,910	3,873
4.400%, 08/15/2035	1,740	1,747
4.250%, 01/15/2033	4,975	4,923
4.200%, 08/15/2034	19,556	19,117
Comcast Cable Communications Holdings
9.455%, 11/15/2022	620	853
Cox Communications
8.375%, 03/01/2039 (A)	2,528	3,134
6.950%, 06/01/2038 (A)	500	553
4.800%, 02/01/2035 (A)	550	490
4.700%, 12/15/2042 (A)	850	743
4.500%, 06/30/2043 (A)	220	179
Cox Enterprises
7.375%, 07/15/2027 (A)	500	593
Darden Restaurants
6.800%, 10/15/2037	650	783
DIRECTV Holdings LLC
6.375%, 03/01/2041	1,495	1,600
6.350%, 03/15/2040	1,830	1,941
Discovery Communications
4.950%, 05/15/2042	460	397
4.875%, 04/01/2043	500	431
General Motors
5.200%, 04/01/2045	2,405	2,266
Grupo Televisa
6.625%, 01/15/2040	20	22

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Home Depot
4.875%, 02/15/2044	$3,315	$3,527
4.400%, 03/15/2045	8,350	8,469
4.250%, 04/01/2046	1,445	1,426
4.200%, 04/01/2043	4,835	4,703
3.750%, 02/15/2024	4,910	5,114
Johnson Controls
5.700%, 03/01/2041	55	59
4.950%, 07/02/2064	695	610
Lowe’s MTN
7.110%, 05/15/2037	3,092	4,071
6.650%, 09/15/2037	2,560	3,266
5.800%, 10/15/2036	1,260	1,509
5.125%, 11/15/2041	3,105	3,429
5.000%, 09/15/2043	1,050	1,139
4.250%, 09/15/2044	3,750	3,690
McDonald’s MTN
4.600%, 05/26/2045	2,575	2,549
NBCUniversal Media LLC
6.400%, 04/30/2040	265	331
5.950%, 04/01/2041	3,250	3,910
4.450%, 01/15/2043	1,750	1,730
4.375%, 04/01/2021	65	70
2.875%, 01/15/2023	225	219
NIKE
3.625%, 05/01/2043	7,990	7,369
QVC
5.950%, 03/15/2043	2,290	2,105
5.450%, 08/15/2034	2,160	1,917
Target
6.650%, 08/01/2028	355	439
6.500%, 10/15/2037	2,071	2,666
4.000%, 07/01/2042	10,110	9,719
Thomson Reuters
4.500%, 05/23/2043	290	261
Time Warner
7.700%, 05/01/2032	2,332	3,024
7.625%, 04/15/2031	2,100	2,632
6.500%, 11/15/2036	960	1,109
6.250%, 03/29/2041	966	1,091
6.200%, 03/15/2040	260	291
6.100%, 07/15/2040	1,480	1,625
5.375%, 10/15/2041	3,285	3,389
Time Warner Cable
6.550%, 05/01/2037	10	10
5.875%, 11/15/2040	150	142
Time Warner Entertainment
8.375%, 07/15/2033	970	1,155
Viacom
5.250%, 04/01/2044	1,275	1,098
4.875%, 06/15/2043	190	151
4.850%, 12/15/2034	300	252
4.375%, 03/15/2043	4,401	3,247

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Walt Disney MTN
4.125%, 12/01/2041	$370	$364
4.125%, 06/01/2044	3,540	3,429
3.700%, 12/01/2042	4,709	4,320

		226,912

Consumer Staples — 7.5%
Altria Group
10.200%, 02/06/2039	1,745	2,801
9.950%, 11/10/2038	132	211
4.250%, 08/09/2042	420	374
Anheuser-Busch
6.450%, 09/01/2037	2,300	2,885
Anheuser-Busch InBev Finance
4.625%, 02/01/2044	5,930	6,036
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	3,080	4,638
8.000%, 11/15/2039	845	1,240
6.375%, 01/15/2040	210	264
3.750%, 07/15/2042	5,565	4,909
Archer-Daniels-Midland
4.016%, 04/16/2043	4,820	4,615
BAT International Finance
3.950%, 06/15/2025 (A)	2,990	3,053
Board of Trustees of The Leland Stanford Junior University
3.460%, 05/01/2047	1,375	1,285
Bowdoin College
4.693%, 07/01/2112	4,864	4,187
Brown-Forman
4.500%, 07/15/2045	1,675	1,713
California Institute of Technology
4.700%, 11/01/2111	1,000	958
Coca-Cola Femsa
5.250%, 11/26/2043	3,070	3,406
ConAgra Foods
8.250%, 09/15/2030	750	1,022
6.625%, 08/15/2039	1,380	1,450
CVS Health
5.125%, 07/20/2045	5,255	5,616
4.875%, 07/20/2035	3,840	3,962
CVS, Pass-Through Trust
8.353%, 07/10/2031 (A)	5,642	7,537
Diageo Capital
5.875%, 09/30/2036	485	567
3.875%, 04/29/2043	7,900	7,139
Diageo Investment
4.250%, 05/11/2042	1,425	1,389
Kimberly-Clark
5.300%, 03/01/2041	555	640
Kraft Foods Group
5.000%, 06/04/2042	4,750	4,840
Kraft Heinz Foods
5.200%, 07/15/2045 (A)	2,785	2,927

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Land O’ Lakes
6.000%, 11/15/2022 (A)	$880	$937
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,600	4,462
4.678%, 07/01/2114	3,280	3,348
3.959%, 07/01/2038	1,927	1,964
Northwestern University
4.643%, 12/01/2044	1,200	1,312
3.688%, 12/01/2038	1,570	1,519
Pepsi Bottling Group
7.000%, 03/01/2029	1,400	1,905
PepsiCo
4.875%, 11/01/2040	1,130	1,209
4.600%, 07/17/2045	5,180	5,377
4.250%, 10/22/2044	1,000	976
4.000%, 03/05/2042	3,420	3,184
3.600%, 03/01/2024	3,645	3,725
3.600%, 08/13/2042	3,135	2,750
3.000%, 08/25/2021	16	16
Pernod Ricard
5.500%, 01/15/2042 (A)	150	159
Philip Morris International
6.375%, 05/16/2038	420	523
4.875%, 11/15/2043	765	802
4.500%, 03/20/2042	8,950	8,902
4.250%, 11/10/2044	1,635	1,568
4.125%, 03/04/2043	6,600	6,205
3.875%, 08/21/2042	2,300	2,095
President and Fellows of Harvard College
6.500%, 01/15/2039 (A)	1,800	2,481
3.619%, 10/01/2037	400	388
Princeton University
5.700%, 03/01/2039	1,399	1,780
Procter & Gamble
5.550%, 03/05/2037	3,750	4,531
Reynolds American
6.150%, 09/15/2043	20	22
5.850%, 08/15/2045	2,550	2,746
5.700%, 08/15/2035	780	826
4.450%, 06/12/2025	1,750	1,700
SABMiller Holdings
4.950%, 01/15/2042 (A)	2,115	2,220
3.750%, 01/15/2022 (A)	2,665	2,745
Trinity Health
4.125%, 12/01/2045	2,524	2,360
Tufts University
5.017%, 04/15/2112	3,212	3,331
University of Chicago
4.411%, 10/01/2044	715	735
Walgreen
4.400%, 09/15/2042	30	26
Walgreens Boots Alliance
4.800%, 11/18/2044	3,030	2,805

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wal-Mart Stores
7.550%, 02/15/2030	$1,275	$1,791
6.500%, 08/15/2037	13,500	17,578
5.625%, 04/01/2040	5,750	6,859
5.625%, 04/15/2041	3,150	3,783
5.250%, 09/01/2035	8,250	9,443
5.000%, 10/25/2040	19,215	21,309
4.750%, 10/02/2043	8,405	8,959
4.300%, 04/22/2044	5,445	5,512
4.000%, 04/11/2043	7,960	7,589
William Marsh Rice University
3.574%, 05/15/2045	9,040	8,552

		252,673

Energy — 8.3%
Anadarko Petroleum
6.450%, 09/15/2036	5,030	5,662
4.657%, 10/10/2036 (B)	15,000	5,789
Apache
6.900%, 09/15/2018	10	11
5.100%, 09/01/2040	4,225	3,930
4.750%, 04/15/2043	1,395	1,272
Baker Hughes
5.125%, 09/15/2040	65	66
BG Energy Capital
5.125%, 10/15/2041 (A)	5,840	6,110
BP Capital Markets
3.994%, 09/26/2023	2,155	2,204
3.535%, 11/04/2024	5,150	5,047
2.750%, 05/10/2023	1,650	1,568
Buckeye Partners
5.850%, 11/15/2043	70	64
Cameron International
7.000%, 07/15/2038	40	49
Canadian Oil Sands
6.000%, 04/01/2042 (A)	985	788
Cenovus Energy
5.200%, 09/15/2043	1,145	991
4.450%, 09/15/2042	375	296
CNOOC Finance
3.000%, 05/09/2023	1,970	1,844
Conoco Funding
6.950%, 04/15/2029	3,188	3,986
ConocoPhillips
6.500%, 02/01/2039	11,158	13,467
5.900%, 05/15/2038	2,400	2,719
4.300%, 11/15/2044	10,730	10,037
ConocoPhillips Canada Funding I
5.950%, 10/15/2036	1,040	1,187
Continental Resources
4.900%, 06/01/2044	1,000	746
DCP Midstream Operating
5.600%, 04/01/2044	680	555

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Devon Energy
6.300%, 01/15/2019	$50	$56
5.600%, 07/15/2041	900	914
4.750%, 05/15/2042	200	185
Devon Financing
7.875%, 09/30/2031	1,750	2,180
El Paso Natural Gas
8.375%, 06/15/2032	1,530	1,767
El Paso Pipeline Partners Operating LLC
4.700%, 11/01/2042	1,355	1,010
Energy Transfer Partners
8.250%, 11/15/2029	750	896
6.500%, 02/01/2042	310	306
6.050%, 06/01/2041	1,010	943
5.150%, 02/01/2043	3,230	2,696
5.150%, 03/15/2045	1,160	978
Eni
5.700%, 10/01/2040 (A)	2,120	2,151
EnLink Midstream Partners
5.600%, 04/01/2044	1,000	908
5.050%, 04/01/2045	400	335
Enterprise Products Operating LLC
6.450%, 09/01/2040	705	765
5.950%, 02/01/2041	1,085	1,114
5.750%, 03/01/2035	185	190
5.700%, 02/15/2042	4,082	4,120
5.100%, 02/15/2045	1,990	1,841
4.900%, 05/15/2046	1,315	1,186
4.850%, 03/15/2044	240	216
EOG Resources
3.900%, 04/01/2035	5,669	5,308
Exxon Mobil
3.567%, 03/06/2045	16,045	14,745
Halliburton
7.450%, 09/15/2039	145	191
6.700%, 09/15/2038	1,735	2,124
4.750%, 08/01/2043	1,255	1,219
Kinder Morgan
5.550%, 06/01/2045	2,295	1,969
5.300%, 12/01/2034	4,178	3,627
5.050%, 02/15/2046	5,018	4,001
Kinder Morgan Energy Partners
6.950%, 01/15/2038	490	501
6.550%, 09/15/2040	200	193
5.500%, 03/01/2044	1,330	1,137
Marathon Oil
6.600%, 10/01/2037	195	205
Marathon Petroleum
6.500%, 03/01/2041	3,368	3,651
5.000%, 09/15/2054	1,030	901
Motiva Enterprises
6.850%, 01/15/2040 (A)	5,710	6,355

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nexen Energy ULC
7.500%, 07/30/2039	$900	$1,189
Noble Energy
6.000%, 03/01/2041	360	351
5.250%, 11/15/2043	3,484	3,112
5.050%, 11/15/2044	5,860	5,222
Occidental Petroleum
4.625%, 06/15/2045	1,200	1,193
ONEOK Partners
6.850%, 10/15/2037	135	133
6.125%, 02/01/2041	80	73
Petro-Canada
6.800%, 05/15/2038	2,140	2,612
Petroleos Mexicanos MTN
6.375%, 01/23/2045	295	286
5.625%, 01/23/2046 (A)	1,095	975
Phillips 66
5.875%, 05/01/2042	990	1,068
4.875%, 11/15/2044	4,065	3,885
4.650%, 11/15/2034	2,642	2,579
Phillips 66 Partners
4.680%, 02/15/2045	140	116
Plains All American Pipeline
5.150%, 06/01/2042	450	411
3.850%, 10/15/2023	1,490	1,424
Pride International
7.875%, 08/15/2040	2,850	2,740
Shell International Finance
6.375%, 12/15/2038	10,966	13,907
5.500%, 03/25/2040	2,500	2,803
4.550%, 08/12/2043	6,145	6,210
4.375%, 05/11/2045	17,395	17,203
4.125%, 05/11/2035	5,694	5,532
Southern Natural Gas
7.350%, 02/15/2031	2,215	2,456
Spectra Energy Capital
6.750%, 02/15/2032	800	864
Spectra Energy Partners
5.950%, 09/25/2043	160	163
4.500%, 03/15/2045	1,000	843
Statoil
6.500%, 12/01/2028 (A)	2,325	2,987
5.250%, 04/15/2019	50	55
5.100%, 08/17/2040	1,415	1,561
4.800%, 11/08/2043	1,534	1,623
3.950%, 05/15/2043	2,400	2,246
Suncor Energy
6.500%, 06/15/2038	7,555	8,929
5.950%, 12/01/2034	1,385	1,544
3.600%, 12/01/2024	2,300	2,248
Sunoco Logistics Partners Operations
5.350%, 05/15/2045	2,447	2,090

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

TC PipeLines
4.375%, 03/13/2025	$1,300	$1,242
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,775	3,210
Total Capital International
3.700%, 01/15/2024	2,205	2,248
2.700%, 01/25/2023	885	848
TransCanada PipeLines
7.250%, 08/15/2038	1,490	1,841
6.100%, 06/01/2040	3,207	3,492
5.000%, 10/16/2043	1,275	1,212
4.625%, 03/01/2034	13,718	13,164
Valero Energy
10.500%, 03/15/2039	2,476	3,530
6.625%, 06/15/2037	475	524
Weatherford International
9.875%, 03/01/2039	1,265	1,367
Williams Partners
6.300%, 04/15/2040	50	48
5.800%, 11/15/2043	1,435	1,285
5.400%, 03/04/2044	1,600	1,356
5.100%, 09/15/2045	945	773

		276,045

Financials — 23.8%
ACE INA Holdings
6.700%, 05/15/2036	6,035	7,755
Aflac
6.900%, 12/17/2039	6,185	7,857
6.450%, 08/15/2040	130	157
AIA Group MTN
4.875%, 03/11/2044 (A)	5,072	5,351
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	5,110	6,546
Alexandria Real Estate Equities
3.900%, 06/15/2023 ‡	400	397
American Express
4.050%, 12/03/2042	2,403	2,264
American International Group
4.700%, 07/10/2035	4,862	4,900
3.875%, 01/15/2035	1,996	1,813
American Tower Trust I
3.070%, 03/15/2023 ‡ (A)	4,034	3,931
Apollo Management Holdings
4.000%, 05/30/2024 (A)	2,250	2,249
Assurant
6.750%, 02/15/2034	2,645	3,088
Bank of America
7.750%, 05/14/2038	1,425	1,917
6.500%, 07/15/2018	265	296
6.110%, 01/29/2037	4,815	5,468
6.000%, 10/15/2036	1,665	1,999
5.875%, 02/07/2042	4,200	4,927
5.000%, 01/21/2044	4,825	5,098

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.875%, 04/01/2044	$1,500	$1,562
4.750%, 04/21/2045	5,465	5,205
4.100%, 07/24/2023	5,840	6,031
4.000%, 01/22/2025	5,320	5,206
3.950%, 04/21/2025	570	552
3.300%, 01/11/2023	1,370	1,350
Bank of New York Mellon MTN
4.600%, 01/15/2020	50	55
Bank One Capital III
8.750%, 09/01/2030	620	885
Barclays
5.250%, 08/17/2045	800	801
3.650%, 03/16/2025	4,000	3,800
Berkshire Hathaway
4.500%, 02/11/2043	9,128	8,943
3.400%, 01/31/2022	56	58
Berkshire Hathaway Finance
5.750%, 01/15/2040	2,080	2,445
4.400%, 05/15/2042	2,250	2,180
4.300%, 05/15/2043	2,510	2,383
2.450%, 12/15/2015	13	13
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	4,839	5,792
5.000%, 06/15/2044 (A)	5,935	6,031
4.450%, 07/15/2045 (A)	700	657
Carlyle Holdings II Finance
5.625%, 03/30/2043 (A)	10,349	11,016
CBL & Associates
5.250%, 12/01/2023 ‡	850	881
4.600%, 10/15/2024 ‡	350	340
CDP Financial
5.600%, 11/25/2039 (A)	6,215	7,627
Chubb
6.500%, 05/15/2038	2,485	3,215
Cincinnati Financial
6.920%, 05/15/2028	833	1,052
6.125%, 11/01/2034	3,553	4,157
Citigroup
8.125%, 07/15/2039	1,810	2,627
6.875%, 02/15/2098	2,435	3,172
6.675%, 09/13/2043	2,601	3,224
4.650%, 07/30/2045	3,740	3,733
4.400%, 06/10/2025	3,020	3,037
3.875%, 10/25/2023	5,935	6,033
3.300%, 04/27/2025	5,915	5,725
Citigroup Capital III
7.625%, 12/01/2036	895	1,112
CME Group
5.300%, 09/15/2043	5,140	5,737
Cooperatieve Centrale Raiffeisen-Boerenleenbank
11.000%, 12/31/2049 (A) (C)	1,000	1,245
5.800%, 09/30/2110 (A)	5,720	6,196

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.750%, 12/01/2043	$3,940	$4,277
5.250%, 08/04/2045	10,075	10,342
4.625%, 12/01/2023	1,670	1,719
4.375%, 08/04/2025	2,420	2,423
3.875%, 02/08/2022	55	58
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA MTN
5.250%, 05/24/2041	395	431
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045 (A)	3,985	3,892
3.750%, 03/26/2025 (A)	5,045	4,886
Credit Suisse NY MTN
3.625%, 09/09/2024	250	249
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	4,075	4,007
Daimler Finance North America LLC
1.450%, 08/01/2016 (A)	5,500	5,515
1.375%, 08/01/2017 (A)	10,000	9,925
DaimlerChrysler
8.500%, 01/18/2031	150	219
Devon OEI Operating
7.500%, 09/15/2027	10	13
ERP Operating
4.625%, 12/15/2021 ‡	55	59
4.500%, 06/01/2045 ‡	1,450	1,439
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	1,007
Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (C)	5,630	5,995
Farmers Exchange Capital III
5.454%, 10/15/2054 (A) (C)	1,500	1,484
First Union Capital II
7.950%, 11/15/2029	355	473
FMR
5.150%, 02/01/2043 (A)	260	275
4.950%, 02/01/2033	250	264
Ford Holdings
9.300%, 03/01/2030	2,279	3,224
General Electric Capital MTN
6.875%, 01/10/2039	11,265	15,139
6.750%, 03/15/2032	15,195	19,928
6.150%, 08/07/2037	280	346
5.875%, 01/14/2038	43,114	52,344
General Motors Financial
4.300%, 07/13/2025	915	888
Goldman Sachs Group MTN
6.750%, 10/01/2037	7,485	8,930
6.345%, 02/15/2034	930	1,063
6.250%, 02/01/2041	7,564	9,042
6.125%, 02/15/2033	16,260	19,345
5.750%, 10/01/2016	345	361
5.375%, 03/15/2020	175	194
5.250%, 07/27/2021	398	443

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.150%, 05/22/2045	$1,555	$1,537
4.800%, 07/08/2044	7,840	7,917
4.000%, 03/03/2024	3,920	4,013
3.750%, 05/22/2025	2,250	2,241
3.625%, 01/22/2023	215	216
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	7,070	6,707
Hartford Financial Services Group
6.625%, 03/30/2040	1,794	2,269
HBOS
6.000%, 11/01/2033 (A)	1,304	1,447
HCP
6.750%, 02/01/2041 ‡	525	645
4.250%, 11/15/2023 ‡	740	739
3.875%, 08/15/2024 ‡	835	806
Health Care
6.500%, 03/15/2041 ‡	775	927
5.125%, 03/15/2043 ‡	1,020	1,034
3.750%, 03/15/2023 ‡	4,134	4,085
Highmark
6.125%, 05/15/2041 (A)	1,560	1,566
4.750%, 05/15/2021 (A)	1,330	1,368
HSBC Bank
7.650%, 05/01/2025	2,015	2,508
HSBC Bank USA MTN
7.000%, 01/15/2039	4,650	6,051
5.875%, 11/01/2034	11,760	13,591
5.625%, 08/15/2035	4,000	4,519
HSBC Holdings
6.800%, 06/01/2038	2,240	2,736
6.500%, 09/15/2037	7,640	9,029
6.100%, 01/14/2042	965	1,195
5.250%, 03/14/2044	11,305	11,535
4.000%, 03/30/2022	275	285
JPMorgan Chase
6.400%, 05/15/2038	11,563	14,490
5.600%, 07/15/2041	6,880	7,858
5.500%, 10/15/2040	5,980	6,749
5.400%, 01/06/2042	14,235	16,042
4.950%, 06/01/2045	6,620	6,607
4.850%, 02/01/2044	8,750	9,235
4.250%, 10/15/2020	300	320
3.900%, 07/15/2025	500	508
3.875%, 02/01/2024	235	240
3.875%, 09/10/2024	1,990	1,960
3.375%, 05/01/2023	250	240
3.200%, 01/25/2023	200	197
JPMorgan Chase Capital XXIII
1.274%, 05/15/2047 (C)	2,000	1,542
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	8,622	8,838
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	7,297	7,028

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Liberty Mutual Group
6.500%, 05/01/2042 (A)	$3,132	$3,669
Lincoln National
6.300%, 10/09/2037	100	121
6.150%, 04/07/2036	45	52
Macquarie Bank
5.000%, 02/22/2017 (A)	65	68
Macquarie Group
6.250%, 01/14/2021 (A)	40	46
6.000%, 01/14/2020 (A)	100	112
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	2,010	3,012
McGraw Hill Financial
4.400%, 02/15/2026 (A)	1,490	1,482
MetLife
10.750%, 08/01/2039	1,270	2,010
6.500%, 12/15/2032	350	438
5.875%, 02/06/2041	3,820	4,522
5.700%, 06/15/2035	8,595	9,911
4.875%, 11/13/2043	8,300	8,712
4.721%, 12/15/2044	5,555	5,727
MetLife Capital Trust IV
7.875%, 12/15/2037 (A)	220	274
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	2,000	2,618
Morgan Stanley MTN
7.250%, 04/01/2032	155	202
6.375%, 07/24/2042	3,115	3,853
6.250%, 08/09/2026	8,221	9,798
5.375%, 10/15/2015	480	483
4.350%, 09/08/2026	700	699
4.300%, 01/27/2045	12,540	11,833
4.000%, 07/23/2025	5,905	6,027
3.950%, 04/23/2027	355	338
3.875%, 04/29/2024	2,445	2,484
3.700%, 10/23/2024	3,405	3,402
Mutual of Omaha Insurance
4.297%, 07/15/2054 (A) (C)	1,300	1,274
National Rural Utilities Cooperative Finance
4.023%, 11/01/2032	4,777	4,691
Nationwide Building Society MTN
3.900%, 07/21/2025 (A)	1,105	1,119
Nationwide Financial Services
5.300%, 11/18/2044 (A)	1,450	1,463
Nationwide Health Properties MTN
6.900%, 10/01/2037 ‡	1,600	2,007
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,510	2,249
8.250%, 12/01/2031 (A)	500	679
7.875%, 04/01/2033 (A)	527	694
4.950%, 04/22/2044 (A)	1,300	1,263
New York Life Global Funding
2.450%, 07/14/2016 (A)	50	51

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New York Life Insurance
6.750%, 11/15/2039 (A)	$6,880	$8,937
5.875%, 05/15/2033 (A)	4,447	5,238
Nordea Bank
4.250%, 09/21/2022 (A)	55	56
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	4,415	5,250
Pacific Life Insurance
9.250%, 06/15/2039 (A)	1,040	1,568
PNC Bank MTN
3.800%, 07/25/2023	450	458
3.250%, 06/01/2025	4,885	4,842
PNC Funding
6.700%, 06/10/2019	100	116
Prudential Financial MTN
6.625%, 06/21/2040	625	782
5.700%, 12/14/2036	6,294	6,985
Prudential Insurance of America
8.300%, 07/01/2025 (A)	1,000	1,322
Scentre Group Trust 1
3.250%, 10/28/2025 ‡ (A)	3,000	2,850
Siemens Financieringsmaatschappij
6.125%, 08/17/2026 (A)	100	120
Simon Property Group
6.750%, 02/01/2040 ‡	3,465	4,486
4.750%, 03/15/2042 ‡	4,070	4,209
4.375%, 03/01/2021 ‡	40	43
4.250%, 10/01/2044 ‡	220	210
Swiss Re Treasury US
4.250%, 12/06/2042 (A)	6,581	6,336
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	4,540	5,673
4.900%, 09/15/2044 (A)	4,085	4,166
Travelers
6.750%, 06/20/2036	5,420	7,015
6.250%, 06/15/2037	125	155
5.350%, 11/01/2040	1,565	1,777
4.600%, 08/01/2043	6,320	6,477
Trinity Acquisition
6.125%, 08/15/2043	50	54
US Bancorp MTN
4.125%, 05/24/2021	22	24
Validus Holdings
8.875%, 01/26/2040	1,295	1,699
Ventas Realty
5.700%, 09/30/2043 ‡	3,910	4,258
Wachovia
5.750%, 06/15/2017	150	161
WEA Finance LLC
4.750%, 09/17/2044 (A)	2,400	2,373
Wells Fargo MTN
5.606%, 01/15/2044	7,578	8,453

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.375%, 11/02/2043	$3,185	$3,427
4.650%, 11/04/2044	6,260	6,135
4.600%, 04/01/2021	40	44
4.300%, 07/22/2027	3,795	3,858
3.900%, 05/01/2045	9,990	9,146
3.500%, 03/08/2022	235	241
3.300%, 09/09/2024	750	743
3.000%, 02/19/2025	3,500	3,370
Wells Fargo Bank
6.600%, 01/15/2038	5,445	7,124
5.950%, 08/26/2036	1,100	1,316
5.850%, 02/01/2037	7,831	9,462
XLIT
5.250%, 12/15/2043	2,770	2,895
ZFS Finance USA Trust I
6.500%, 05/09/2037 (A) (C)	1,710	1,770
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (C)	2,475	2,512

		796,629

Health Care — 9.0%
Abbott Laboratories
2.950%, 03/15/2025	4,985	4,809
AbbVie
4.700%, 05/14/2045	6,715	6,489
4.500%, 05/14/2035	16,730	16,027
4.400%, 11/06/2042	5,085	4,695
Actavis
4.625%, 10/01/2042	25	23
Actavis Funding SCS
4.850%, 06/15/2044	625	572
4.750%, 03/15/2045	2,445	2,230
4.550%, 03/15/2035	7,290	6,702
Aetna
4.750%, 03/15/2044	2,290	2,286
4.500%, 05/15/2042	1,995	1,933
Amgen
6.900%, 06/01/2038	2,190	2,745
5.750%, 03/15/2040	1,455	1,592
5.650%, 06/15/2042	2,325	2,534
5.150%, 11/15/2041	2,595	2,660
Anthem
4.650%, 01/15/2043	2,780	2,613
4.650%, 08/15/2044	1,600	1,507
4.625%, 05/15/2042	300	284
2.375%, 02/15/2017	20	20
Ascension Health
4.847%, 11/15/2053	520	559
AstraZeneca
6.450%, 09/15/2037	8,960	11,418
4.000%, 09/18/2042	1,810	1,754
Baxalta
5.250%, 06/23/2045 (A)	3,905	3,928

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bayer US Finance LLC
3.375%, 10/08/2024 (A)	$4,605	$4,574
Baylor Scott & White Holdings
4.185%, 11/15/2045	4,735	4,395
Becton Dickinson
4.875%, 05/15/2044	1,000	1,014
4.685%, 12/15/2044	1,065	1,049
Boston Scientific, Ser 2005-
7.000%, 11/15/2035	1,335	1,570
Bristol-Myers Squibb
4.500%, 03/01/2044	135	142
Catholic Health Initiatives
4.350%, 11/01/2042	2,400	2,211
Celgene
5.700%, 10/15/2040	3,242	3,549
5.250%, 08/15/2043	670	686
5.000%, 08/15/2045	3,185	3,214
4.625%, 05/15/2044	780	735
Cigna
5.875%, 03/15/2041	65	73
City of Hope
5.623%, 11/15/2043	850	963
Cleveland Clinic Foundation
4.858%, 01/01/2114	3,656	3,512
Gilead Sciences
4.800%, 04/01/2044	4,350	4,479
4.500%, 02/01/2045	10,305	10,218
GlaxoSmithKline Capital
6.375%, 05/15/2038	9,584	11,988
Hartford HealthCare
5.746%, 04/01/2044	2,480	2,763
Humana
8.150%, 06/15/2038	1,510	2,137
4.625%, 12/01/2042	55	53
Johnson & Johnson
5.950%, 08/15/2037	4,285	5,449
4.500%, 12/05/2043	2,000	2,144
4.375%, 12/05/2033	8,300	8,867
McKesson
4.883%, 03/15/2044	1,550	1,553
Mead Johnson Nutrition
5.900%, 11/01/2039	620	692
Medtronic
4.625%, 03/15/2044	7,416	7,415
4.625%, 03/15/2045 (A)	16,275	16,642
4.375%, 03/15/2035 (A)	13,665	13,575
3.625%, 03/15/2024	1,200	1,218
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	1,000	1,088
Merck
4.150%, 05/18/2043	3,050	3,000
3.700%, 02/10/2045	13,750	12,508
3.600%, 09/15/2042	850	758

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.750%, 02/10/2025	$5,895	$5,660
Merck Sharp & Dohme MTN
5.760%, 05/03/2037	1,276	1,588
North Shore-Long Island Jewish Health Care
6.150%, 11/01/2043	630	748
4.800%, 11/01/2042	2,400	2,300
Novartis Capital
4.400%, 05/06/2044	6,745	7,141
NYU Hospitals Center
4.428%, 07/01/2042	2,650	2,579
Pfizer
7.200%, 03/15/2039	2,590	3,546
4.400%, 05/15/2044	2,125	2,111
4.300%, 06/15/2043	5,420	5,296
Pharmacia
6.600%, 12/01/2028	615	787
Providence Health & Services Obligated Group
4.379%, 10/01/2023	2,400	2,626
Roche Holdings
4.000%, 11/28/2044 (A)	230	227
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,788
Southern Baptist Hospital of Florida
4.857%, 07/15/2045	1,370	1,367
St. Barnabas
4.000%, 07/01/2028	2,240	2,150
St. Jude Medical
4.750%, 04/15/2043	1,000	965
Stryker
4.375%, 05/15/2044	1,220	1,197
4.100%, 04/01/2043	785	728
Sutter Health
2.286%, 08/15/2053	2,000	1,931
UnitedHealth Group
6.875%, 02/15/2038	1,251	1,655
6.625%, 11/15/2037	4,315	5,491
6.500%, 06/15/2037	3,400	4,304
5.950%, 02/15/2041	95	115
5.800%, 03/15/2036	325	382
5.700%, 10/15/2040	1,065	1,244
4.750%, 07/15/2045	16,580	17,415
4.625%, 07/15/2035	1,160	1,214
4.375%, 03/15/2042	30	29
3.950%, 10/15/2042	2,100	1,911
Wyeth
5.950%, 04/01/2037	4,425	5,244
Wyeth LLC
6.500%, 02/01/2034	3,590	4,537
Zimmer Biomet Holdings
4.450%, 08/15/2045	2,285	2,068
Zoetis
4.700%, 02/01/2043	25	22

		301,980

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Industrials — 6.4%
3M MTN
3.875%, 06/15/2044	$4,610	$4,457
Air Canada, Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	501	506
Air Canada, Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	5,500	5,371
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	1,671	1,779
American Airlines, Pass-Through Trust, Ser 2014-1, Cl A
3.700%, 10/01/2026	2,133	2,125
BAE Systems Holdings
4.750%, 10/07/2044 (A)	3,098	3,056
Boeing
6.875%, 03/15/2039	660	913
6.625%, 02/15/2038	870	1,152
3.300%, 03/01/2035	6,000	5,486
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	1,333	1,729
5.050%, 03/01/2041	340	353
4.950%, 09/15/2041	140	144
4.900%, 04/01/2044	9,320	9,495
4.550%, 09/01/2044	600	579
4.450%, 03/15/2043	1,250	1,188
4.400%, 03/15/2042	3,825	3,639
Canadian National Railway
6.250%, 08/01/2034	2,393	3,003
6.200%, 06/01/2036	5,665	7,213
4.500%, 11/07/2043	3,800	3,980
Caterpillar
5.200%, 05/27/2041	640	705
4.750%, 05/15/2064	4,220	4,206
3.803%, 08/15/2042	7,145	6,487
CSX
4.750%, 05/30/2042	3,415	3,420
4.500%, 08/01/2054	900	843
Cummins
4.875%, 10/01/2043	1,365	1,417
Deere
3.900%, 06/09/2042	11,415	10,658
Eaton
4.000%, 11/02/2032	2,780	2,661
Federal Express
7.600%, 07/01/2097	1,403	1,837
FedEx
4.100%, 04/15/2043	790	713
3.875%, 08/01/2042	1,641	1,417
General Electric
4.500%, 03/11/2044	7,135	7,237

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.125%, 10/09/2042	$3,770	$3,604
2.700%, 10/09/2022	1,010	988
Honeywell International
5.700%, 03/15/2037	300	365
5.375%, 03/01/2041	4,645	5,444
Koninklijke Philips
6.875%, 03/11/2038	80	93
Lockheed Martin
4.850%, 09/15/2041	1,885	1,946
4.070%, 12/15/2042	3,000	2,774
3.800%, 03/01/2045	2,200	1,937
3.600%, 03/01/2035	5,025	4,547
Norfolk Southern
6.000%, 03/15/2105	440	489
6.000%, 05/23/2111	345	384
Parker-Hannifin MTN
4.450%, 11/21/2044	1,255	1,294
4.200%, 11/21/2034	4,420	4,481
Raytheon
7.200%, 08/15/2027	400	536
4.700%, 12/15/2041	560	592
4.200%, 12/15/2044	3,610	3,586
Republic Services
5.700%, 05/15/2041	2,100	2,365
Siemens Financieringsmaatschappij
4.400%, 05/27/2045 (A)	8,400	8,408
Stanley Black & Decker
5.200%, 09/01/2040	280	304
Union Pacific
4.850%, 06/15/2044	5,528	6,020
4.821%, 02/01/2044	4,909	5,247
4.750%, 09/15/2041	135	143
4.750%, 12/15/2043	4,415	4,673
3.875%, 02/01/2055	730	640
United Airlines, Pass-Through Trust, Ser 2014-2, Cl A
3.750%, 09/03/2026	2,724	2,724
United Parcel Service
6.200%, 01/15/2038	3,842	4,897
3.625%, 10/01/2042	4,985	4,644
United Technologies
5.700%, 04/15/2040	7,615	8,934
4.500%, 06/01/2042	23,775	24,110
4.150%, 05/15/2045	4,085	3,937
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	2,155	2,360
WW Grainger
4.600%, 06/15/2045	2,430	2,491

		212,726

Information Technology — 5.5%
Alibaba Group Holding
3.600%, 11/28/2024 (A)	1,700	1,607

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Apple
4.450%, 05/06/2044	$4,380	$4,325
4.375%, 05/13/2045	21,885	21,697
3.850%, 05/04/2043	3,695	3,370
3.450%, 02/09/2045	9,220	7,804
Applied Materials
5.850%, 06/15/2041	90	99
Broadcom MTN
4.500%, 08/01/2034	6,505	6,456
Cisco Systems
5.900%, 02/15/2039	6,439	7,756
5.500%, 01/15/2040	7,315	8,510
Corning
5.750%, 08/15/2040	345	405
4.700%, 03/15/2037	2,000	2,068
Hewlett-Packard
6.000%, 09/15/2041	1,030	1,032
Intel
4.900%, 07/29/2045	16,365	16,848
4.800%, 10/01/2041	9,270	9,448
4.000%, 12/15/2032	550	527
3.700%, 07/29/2025	560	566
International Business Machines
3.625%, 02/12/2024	4,400	4,460
Intuit
5.750%, 03/15/2017	25	26
Microsoft
5.300%, 02/08/2041	515	592
4.875%, 12/15/2043	1,470	1,571
4.000%, 02/12/2055	6,959	6,283
3.750%, 02/12/2045	12,495	11,411
3.500%, 02/12/2035	5,560	5,141
3.500%, 11/15/2042	670	581
Motorola Solutions
7.500%, 05/15/2025	1,420	1,614
Oracle
6.500%, 04/15/2038	7,067	8,976
6.125%, 07/08/2039	2,870	3,480
5.375%, 07/15/2040	6,362	7,086
4.500%, 07/08/2044	980	984
4.375%, 05/15/2055	5,970	5,580
4.300%, 07/08/2034	16,725	16,603
4.125%, 05/15/2045	9,060	8,554
Qualcomm
4.800%, 05/20/2045	2,370	2,050
4.650%, 05/20/2035	5,295	4,829
Seagate HDD Cayman
5.750%, 12/01/2034 (A)	1,935	1,893

		184,232

Materials — 1.7%
Albemarle
5.450%, 12/01/2044	1,449	1,444

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Barrick North America Finance LLC
7.500%, 09/15/2038	$15	$15
5.750%, 05/01/2043	2,635	2,251
5.700%, 05/30/2041	1,000	820
BHP Billiton Finance USA
5.000%, 09/30/2043	8,480	8,712
Dow Chemical
5.250%, 11/15/2041	755	760
4.625%, 10/01/2044	825	768
4.250%, 10/01/2034	2,870	2,648
E.I. du Pont de Nemours
4.150%, 02/15/2043	1,930	1,827
Ecolab
5.500%, 12/08/2041	460	516
Freeport-McMoRan
5.450%, 03/15/2043	1,385	984
Georgia-Pacific LLC
8.875%, 05/15/2031	3,255	4,691
7.250%, 06/01/2028	330	425
Glencore Finance Canada
6.000%, 11/15/2041 (A)	2,878	2,461
International Paper
8.700%, 06/15/2038	1,000	1,339
5.150%, 05/15/2046	675	650
LYB International Finance
5.250%, 07/15/2043	1,525	1,531
LyondellBasell Industries
4.625%, 02/26/2055	1,645	1,416
Monsanto
4.700%, 07/15/2064	1,935	1,679
4.400%, 07/15/2044	1,080	975
4.200%, 07/15/2034	3,735	3,433
Newcrest Finance
5.750%, 11/15/2041 (A)	1,150	884
Newmont Mining
6.250%, 10/01/2039	5,560	4,936
5.875%, 04/01/2035	100	88
Nucor
6.400%, 12/01/2037	40	46
Praxair
3.550%, 11/07/2042	1,135	1,003
Rio Tinto Alcan
7.250%, 03/15/2031	1,790	2,169
Rio Tinto Finance USA
9.000%, 05/01/2019	150	184
5.200%, 11/02/2040	20	20
4.750%, 03/22/2042	120	112
4.125%, 08/21/2042	1,910	1,681
3.750%, 06/15/2025	4,640	4,492
3.500%, 11/02/2020	20	21
Southern Copper
7.500%, 07/27/2035	790	818

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Teck Resources
6.000%, 08/15/2040	$50	$33
3.750%, 02/01/2023	195	146
Union Carbide
7.750%, 10/01/2096	25	31
Vale Overseas
8.250%, 01/17/2034	1,570	1,565
6.875%, 11/21/2036	225	191
6.875%, 11/10/2039	55	47

		57,812

Telecommunication Services — 3.2%
America Movil
6.375%, 03/01/2035	50	58
6.125%, 11/15/2037	50	57
6.125%, 03/30/2040	2,495	2,816
4.375%, 07/16/2042	3,480	3,171
AT&T
8.000%, 11/15/2031	2,625	3,463
6.300%, 01/15/2038	2,080	2,275
5.600%, 05/15/2018	40	44
5.550%, 08/15/2041	4,485	4,508
5.350%, 09/01/2040	4,145	4,072
4.800%, 06/15/2044	4,830	4,439
4.750%, 05/15/2046	2,400	2,188
4.500%, 05/15/2035	6,735	6,188
4.350%, 06/15/2045	3,639	3,112
3.400%, 05/15/2025	4,285	4,083
3.000%, 02/15/2022	20	19
Bellsouth Capital Funding
7.875%, 02/15/2030	2,855	3,460
Centel Capital
9.000%, 10/15/2019	25	30
Deutsche Telekom International Finance
9.250%, 06/01/2032	2,536	3,770
8.750%, 06/15/2030	910	1,288
GTE
8.750%, 11/01/2021	100	128
Koninklijke
8.375%, 10/01/2030	130	169
Rogers Communications
5.450%, 10/01/2043	5,200	5,419
SES Global Americas Holdings
5.300%, 03/25/2044 (A)	6,621	6,486
Verizon Communications
7.350%, 04/01/2039	2,275	2,780
6.400%, 09/15/2033	899	1,031
6.000%, 04/01/2041	1,420	1,546
5.050%, 03/15/2034	855	851
5.012%, 08/21/2054	8,271	7,572
4.862%, 08/21/2046	3,686	3,474
4.750%, 11/01/2041	1,685	1,552
4.672%, 03/15/2055	13,991	12,123
4.522%, 09/15/2048	6,172	5,510

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.400%, 11/01/2034	$615	$567
4.272%, 01/15/2036	3,400	3,054
Vodafone Group
7.875%, 02/15/2030	1,255	1,523
6.150%, 02/27/2037	130	138
4.375%, 02/19/2043	4,260	3,699

		106,663

Utilities — 14.2%
AGL Capital
6.375%, 07/15/2016	100	104
4.400%, 06/01/2043	665	638
3.500%, 09/15/2021	68	68
Alabama Power
5.200%, 06/01/2041	155	169
5.125%, 02/15/2019	195	213
4.150%, 08/15/2044	135	127
Appalachian Power
6.700%, 08/15/2037	50	62
5.800%, 10/01/2035	125	142
4.600%, 03/30/2021	70	76
Arizona Public Service
8.750%, 03/01/2019	455	555
5.050%, 09/01/2041	50	55
4.500%, 04/01/2042	12	12
Baltimore Gas & Electric
6.350%, 10/01/2036	125	157
5.200%, 06/15/2033	1,620	1,772
Berkshire Hathaway Energy
6.125%, 04/01/2036	4,401	5,206
5.950%, 05/15/2037	245	283
5.150%, 11/15/2043	470	503
Boston Gas
4.487%, 02/15/2042 (A)	1,325	1,344
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	7,917	8,198
3.550%, 08/01/2042	500	446
CenterPoint Energy Resources
6.250%, 02/01/2037	1,095	1,301
4.500%, 01/15/2021	40	43
Cleco Power
6.000%, 12/01/2040	1,150	1,348
Commonwealth Edison
4.700%, 01/15/2044	2,200	2,308
3.700%, 03/01/2045	11,840	10,685
Connecticut Light & Power
4.150%, 06/01/2045	4,500	4,395
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,522
6.200%, 06/15/2036	65	81
5.850%, 04/01/2018	180	199
5.700%, 06/15/2040	40	47
5.500%, 12/01/2039	75	86
4.625%, 12/01/2054	1,075	1,054

11	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.450%, 03/15/2044	$650	$646
3.950%, 03/01/2043	5,840	5,413
Consumers Energy
4.350%, 08/31/2064	4,500	4,331
Dominion Resources
5.250%, 08/01/2033	20	21
4.900%, 08/01/2041	2,885	2,927
4.050%, 09/15/2042	450	405
DTE Electric
3.950%, 06/15/2042	80	76
3.900%, 06/01/2021	30	32
3.700%, 03/15/2045	7,835	7,134
Duke Energy
3.950%, 10/15/2023	1,685	1,737
3.550%, 09/15/2021	17	17
3.050%, 08/15/2022	3,380	3,319
2.150%, 11/15/2016	25	25
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	141
6.100%, 06/01/2037	2,010	2,472
6.050%, 04/15/2038	1,475	1,840
5.300%, 02/15/2040	5,760	6,613
4.250%, 12/15/2041	2,000	2,003
4.000%, 09/30/2042	15,185	14,762
3.900%, 06/15/2021	50	53
3.750%, 06/01/2045	500	463
Duke Energy Florida
6.400%, 06/15/2038	3,215	4,152
Duke Energy Indiana
6.450%, 04/01/2039	4,275	5,521
6.350%, 08/15/2038	3,365	4,292
4.900%, 07/15/2043	435	472
Duke Energy Progress
4.375%, 03/30/2044	2,270	2,301
4.150%, 12/01/2044	1,250	1,224
4.100%, 05/15/2042	530	520
Duke Energy Progress LLC
4.200%, 08/15/2045	5,090	5,086
Duquesne Light Holdings
6.250%, 08/15/2035	2,500	2,672
El Paso Electric
5.000%, 12/01/2044	350	354
Electricite de France
6.000%, 01/22/2114 (A)	9,993	10,574
5.250%, 12/29/2049 (A) (C)	720	727
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	1,149
Entergy Louisiana
4.440%, 01/15/2026	1,510	1,599
Exelon
4.950%, 06/15/2035	1,685	1,697
Exelon Generation LLC
6.250%, 10/01/2039	4,340	4,670

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.600%, 06/15/2042	$1,220	$1,212
5.200%, 10/01/2019	100	110
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	1,000	1,035
Florida Power & Light
5.960%, 04/01/2039	2,570	3,237
5.690%, 03/01/2040	6,568	8,041
5.650%, 02/01/2037	1,000	1,200
4.050%, 06/01/2042	10,960	10,639
4.050%, 10/01/2044	3,215	3,162
3.800%, 12/15/2042	5,320	5,046
Georgia Power
5.650%, 03/01/2037	105	116
5.400%, 06/01/2040	11,470	12,094
4.300%, 03/15/2042	10,530	9,405
4.300%, 03/15/2043	2,945	2,637
Gulf Power
4.550%, 10/01/2044	1,500	1,560
Indianapolis Power & Light
4.650%, 06/01/2043 (A)	4,250	4,519
International Transmission
4.625%, 08/15/2043 (A)	1,975	2,127
Jersey Central Power & Light
6.150%, 06/01/2037	275	300
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	3,080	3,368
Kansas Gas & Electric
4.300%, 07/15/2044 (A)	3,275	3,316
Kentucky Utilities
5.125%, 11/01/2040	2,715	3,034
KeySpan Gas East
5.819%, 04/01/2041 (A)	4,951	5,962
Louisville Gas & Electric
4.650%, 11/15/2043	3,590	3,797
MidAmerican Energy
4.800%, 09/15/2043	6,390	6,807
4.400%, 10/15/2044	7,655	7,769
Monongahela Power
5.400%, 12/15/2043 (A)	2,930	3,202
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	971
Nevada Power
6.650%, 04/01/2036	100	130
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	5,244	5,276
4.119%, 11/28/2042 (A)	2,000	1,935
NiSource Finance
5.950%, 06/15/2041	220	256
5.800%, 02/01/2042	900	1,027
Northern States Power
6.250%, 06/01/2036	1,176	1,513
6.200%, 07/01/2037	3,640	4,716
4.850%, 08/15/2040	3,400	3,686

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.400%, 08/15/2042	$464	$410
Oglethorpe Power
5.375%, 11/01/2040	2,895	3,207
5.250%, 09/01/2050	1,205	1,315
4.200%, 12/01/2042	3,960	3,719
Ohio Edison
8.250%, 10/15/2038	395	558
Oklahoma Gas & Electric
4.550%, 03/15/2044	1,395	1,437
Oncor Electric Delivery
7.500%, 09/01/2038	200	277
7.000%, 09/01/2022	85	103
6.800%, 09/01/2018	35	40
5.300%, 06/01/2042	4,519	4,953
5.250%, 09/30/2040	1,650	1,798
4.550%, 12/01/2041	4,700	4,706
Oncor Electric Delivery LLC
3.750%, 04/01/2045 (A)	1,825	1,635
One Gas
4.658%, 02/01/2044	1,420	1,485
Pacific Gas & Electric
6.250%, 03/01/2039	4,640	5,663
6.050%, 03/01/2034	8,974	10,759
5.800%, 03/01/2037	1,205	1,399
5.125%, 11/15/2043	370	403
4.600%, 06/15/2043	9,020	9,102
4.450%, 04/15/2042	5,495	5,474
4.300%, 03/15/2045	2,235	2,170
3.250%, 09/15/2021	18	18
PacifiCorp
6.250%, 10/15/2037	2,875	3,616
6.000%, 01/15/2039	5,175	6,296
4.100%, 02/01/2042	2,725	2,649
PECO Energy
4.800%, 10/15/2043	1,505	1,598
Pennsylvania Electric
6.150%, 10/01/2038	3,600	4,076
6.050%, 09/01/2017	50	54
Piedmont Natural Gas
4.650%, 08/01/2043	830	911
Potomac Electric Power
4.950%, 11/15/2043	950	1,003
PPL Electric Utilities
5.200%, 07/15/2041	1,100	1,259
4.750%, 07/15/2043	3,600	3,862
Progress Energy
4.400%, 01/15/2021	25	27
PSEG Power LLC
8.625%, 04/15/2031	4,493	6,143
5.125%, 04/15/2020	50	55
4.300%, 11/15/2023	2,155	2,200
Public Service Electric & Gas MTN
4.050%, 05/01/2045	1,800	1,750

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.000%, 06/01/2044	$695	$670
3.750%, 03/15/2024	2,150	2,256
3.650%, 09/01/2042	2,015	1,846
Public Service of Colorado
6.250%, 09/01/2037	2,070	2,667
4.300%, 03/15/2044	1,250	1,259
3.950%, 03/15/2043	6,185	5,894
2.900%, 05/15/2025	5,010	4,873
Public Service of Oklahoma
4.400%, 02/01/2021	27	29
Puget Sound Energy
5.795%, 03/15/2040	130	154
4.300%, 05/20/2045	1,400	1,367
San Diego Gas & Electric
6.000%, 06/01/2026	625	770
Saudi Electricity Global Sukuk 2
5.060%, 04/08/2043 (A)	100	95
Saudi Electricity Global Sukuk 3
5.500%, 04/08/2044 (A)	805	817
Sempra Energy
9.800%, 02/15/2019	50	62
6.000%, 10/15/2039	3,390	3,934
South Carolina Electric & Gas
5.450%, 02/01/2041	605	679
5.100%, 06/01/2065	6,175	6,318
Southern California Edison
6.000%, 01/15/2034	175	214
5.950%, 02/01/2038	510	627
5.500%, 03/15/2040	70	82
5.350%, 07/15/2035	2,240	2,555
4.650%, 10/01/2043	9,395	9,909
4.050%, 03/15/2042	7,405	7,124
Southern California Gas
4.450%, 03/15/2044	2,000	2,068
3.750%, 09/15/2042	3,690	3,439
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,459
Southwestern Public Service
8.750%, 12/01/2018	40	49
4.500%, 08/15/2041	11,705	12,047
Tampa Electric
4.350%, 05/15/2044	1,225	1,247
Texas-New Mexico Power
6.950%, 04/01/2043 (A)	2,000	2,846
Union Electric
8.450%, 03/15/2039	2,780	4,453
Virginia Electric & Power
6.350%, 11/30/2037	630	803
4.650%, 08/15/2043	2,530	2,674
4.450%, 02/15/2044	5,470	5,617
4.200%, 05/15/2045	1,750	1,712
3.450%, 02/15/2024	4,715	4,789

13	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wisconsin Electric Power
4.250%, 06/01/2044	$850	$862
3.650%, 12/15/2042	3,930	3,568
2.950%, 09/15/2021	3	3
Wisconsin Power & Light
4.100%, 10/15/2044	1,500	1,453
Wisconsin Public Service
4.752%, 11/01/2044	3,615	3,918
Xcel Energy
4.800%, 09/15/2041	215	224

		472,406

Total Corporate Obligations (Cost $2,992,340) ($ Thousands)		2,888,078

MUNICIPAL BONDS — 8.5%
American Municipal Power, RB
6.053%, 02/15/2043	2,200	2,585
Arizona, Health Facilities Authority, Ser B, RB Callable 01/01/17 @ 100
1.000%, 01/01/2037 (C)	800	709
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	6,745	8,846
City of Houston, Ser A, GO
6.290%, 03/01/2032	2,550	3,081
City of Houston, Utility System Revenue, Ser B, RB
3.828%, 05/15/2028	1,600	1,659
City of New York, Build America Project, GO
5.985%, 12/01/2036	1,175	1,418
5.206%, 10/01/2031	750	835
City Public Service Board of San Antonio Texas
5.808%, 02/01/2041	5,500	6,865
Commonwealth of Massachusetts
5.456%, 12/01/2039	5,085	6,101
Commonwealth of Massachusetts, Ser D
4.500%, 08/01/2031	330	354
Grand Parkway Transportation, RB
5.184%, 10/01/2042	1,350	1,579
Illinois State, GO
5.100%, 06/01/2033	9,585	8,893
Indianapolis, Local Public Improvement Bond Bank, Build America Project, Ser B, RB
6.116%, 01/15/2040	2,755	3,425
Kansas Development Finance Authority, RB
4.727%, 04/15/2037	6,300	6,010
Los Angeles Department of Water & Power
5.716%, 07/01/2039	1,510	1,797
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	643

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/2045	$4,530	$6,023
Los Angeles, Department of Water & Power, Ser C, RB
5.516%, 07/01/2027	955	1,106
Los Angeles, Unified School District, Build America Project, GO
6.758%, 07/01/2034	11,000	14,414
Metropolitan Water Reclamation District of Greater Chicago, Build America Project, GO
5.720%, 12/01/2038	2,040	2,359
Michigan State University, Build America Project, RB Callable 02/15/30 @ 100
6.173%, 02/15/2050	850	993
Municipal Electric Authority of Georgia, Build America Project, RB
7.055%, 04/01/2057	2,235	2,488
6.637%, 04/01/2057	3,909	4,566
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	2,895	3,982
7.102%, 01/01/2041	9,770	13,076
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
5.767%, 08/01/2036	3,140	3,755
5.508%, 08/01/2037	1,890	2,251
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	956
5.882%, 06/15/2044	500	631
5.724%, 06/15/2042	3,720	4,598
5.440%, 06/15/2043	5,000	5,962
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	900	1,076
New York State, Urban Development, Build America Project, RB
5.770%, 03/15/2039	6,305	7,509
Ohio State, Water Development Authority, RB
4.879%, 12/01/2034	1,795	2,018
Port Authority of New York & New Jersey, RB
4.926%, 10/01/2051	245	265
4.458%, 10/01/2062	11,725	11,501
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,000	1,245
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	3,605	4,344

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

State of California, Build America Project, GO
7.625%, 03/01/2040	$7,200	$10,405
7.550%, 04/01/2039	18,155	26,265
7.500%, 04/01/2034	13,085	18,426
7.300%, 10/01/2039	15,050	20,852
State of Connecticut, Ser A, GO
5.850%, 03/15/2032	2,210	2,638
State of Texas, Build America Project, GO
5.517%, 04/01/2039	5,000	6,276
State of Texas, Build America Project, Ser A, GO
4.631%, 04/01/2033	1,500	1,650
State of Texas, Transportation Communication Authority, Build America Project, Ser B, RB
5.178%, 04/01/2030	4,025	4,612
State of Washington
5.140%, 08/01/2040	4,495	5,300
Texas Transportation Commission State Highway Fund, Ser B
5.028%, 04/01/2026	6,600	7,514
University of California, Build America Project, RB
5.770%, 05/15/2043	5,950	7,199
University of California, Ser AD, RB
4.858%, 05/15/2112	6,337	6,015
University of California, Ser AP
3.931%, 05/15/2045	950	899
University of California, Ser AQ
4.767%, 05/15/2115	4,529	4,218
University of California, Ser J
4.131%, 05/15/2045	6,000	5,685
University of Texas Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	4,540	5,460
University of Texas, Build America Project, Ser B, RB Callable 08/15/19 @ 100
6.276%, 08/15/2041	60	67
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	525

Total Municipal Bonds (Cost $299,898) ($ Thousands)		283,924

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
FNMA
3.000%, 10/18/2032	1,040	973
0.110%, 10/19/2015 (B)	10,730	10,729
Tennessee Valley Authority
5.880%, 04/01/2036	1,200	1,576

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.375%, 04/01/2056	$2,160	$2,676

Total U.S. Government Agency Obligations (Cost $16,172) ($ Thousands)		15,954

SOVEREIGN DEBT — 0.2%
Asian Development Bank
5.820%, 06/16/2028	3,500	4,494
International Bank for Reconstruction & Development MTN
3.726%, 10/31/2030 (B) (D)	2,605	1,550
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045 (A)	1,470	1,418

Total Sovereign Debt (Cost $7,700) ($ Thousands)		7,462

ASSET-BACKED SECURITY — 0.0%

Other Asset-Backed Securities — 0.0%
321 Henderson Receivables LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (A)	516	538

Total Asset-Backed Security (Cost $515) ($ Thousands)		538

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Bills
0.090%, 01/07/2016 (B) (E)	20	20
0.038%, 10/22/2015 (B) (E)	38	38
0.020%, 10/15/2015 (B) (E)	55	55
U.S. Treasury Bonds
3.000%, 05/15/2045	34,535	34,935
2.875%, 08/15/2045	675	667
2.500%, 02/15/2045	285	259
U.S. Treasury Inflation-Protected Securities
1.375%, 02/15/2044	614	646
0.750%, 02/15/2045	1,520	1,369
U.S. Treasury Notes
2.000%, 08/15/2025	8,645	8,491
1.000%, 08/15/2018	1,455	1,453

Total U.S. Treasury Obligations (Cost $48,616) ($ Thousands)		47,933

15	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.020% ** †	39,616,718	$39,617

Total Cash Equivalent (Cost $39,617) ($ Thousands)		39,617

Total Investments — 98.2% (Cost $3,404,858) ($ Thousands) §		$3,283,506

A list of the open futures contracts held by the Fund at August 31, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	4	Dec-2015	$40
U.S. 2-Year Treasury Note	(1,512)	Dec-2015	559
U.S. 5-Year Treasury Note	1,334	Jan-2016	(510)
U.S. Long Treasury Bond	(126)	Sep-2015	(421)
U.S. Long Treasury Bond	(205)	Dec-2015	142
U.S. Ultra Long Treasury Bond	192	Dec-2015	(131)

			$(321)

For the period ended August 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $3,343,104 ($ Thousands).

**	The rate reported is the 7-day effective yield as of August 31, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2015.

(D)	This security is a Supra-National organization.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

§	At August 31, 2015, the tax basis cost of the Fund’s investments was $3,404,858 ($ Thousands), and the unrealized appreciation and depreciation were $32,639 ($ Thousands) and $(153,991) ($ Thousands), respectively.

Cl — Class

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of August 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$2,888,078	$—	$2,888,078
Municipal Bonds	—	283,924	—	283,924
U.S. Government Agency Obligations	—	15,954	—	15,954
Sovereign Debt	—	7,462	—	7,462
Asset-Backed Security	—	538	—	538
U.S. Treasury Obligations	—	47,933	—	47,933
Cash Equivalent	39,617	—	—	39,617

Total Investments in Securities	$39,617	$3,243,889	$—	$3,283,506

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$741	$—	$—	$741
Unrealized Depreciation	(1,062)	—	—	(1,062)

Total Other Financial Instruments	$(321)	$—	$—	$(321)

*	Futures are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2015, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 43.7%

Consumer Discretionary — 1.4%
AutoZone
1.300%, 01/13/2017	$1,250	$1,249
NBCUniversal Enterprise
0.974%, 04/15/2018 (A) (B)	1,400	1,405
0.826%, 04/15/2016 (A) (B)	2,765	2,769
Scripps Networks Interactive
2.700%, 12/15/2016	1,800	1,826
Thomson Reuters
1.650%, 09/29/2017	1,190	1,188
Time Warner Cable
5.850%, 05/01/2017	950	1,008
Whirlpool
1.350%, 03/01/2017	1,055	1,055

		10,500

Consumer Staples — 1.5%
CVS Health
1.900%, 07/20/2018	1,000	1,003
1.200%, 12/05/2016	825	825
Heineken
0.800%, 10/01/2015 (B)	390	390
JM Smucker
1.750%, 03/15/2018 (B)	380	379
Mondelez International
0.820%, 02/01/2019 (A)	1,500	1,486
President and Fellows of Harvard College
6.300%, 10/01/2037	2,100	2,168
Reynolds American
2.300%, 06/12/2018	1,070	1,077
SABMiller Holdings
0.990%, 08/01/2018 (A) (B)	750	747
Walgreens Boots Alliance
1.750%, 11/17/2017	2,650	2,653

		10,728

Energy — 2.4%
BP Capital Markets
1.674%, 02/13/2018	2,550	2,550
0.821%, 05/10/2018 (A)	1,500	1,487
0.739%, 02/13/2018 (A)	1,000	993
ConocoPhillips
1.500%, 05/15/2018	790	786
Devon Energy
0.826%, 12/15/2016 (A)	1,450	1,435
Enbridge
0.734%, 06/02/2017 (A)	1,575	1,558
Energy Transfer Partners
2.500%, 06/15/2018	800	795
Hess
1.300%, 06/15/2017	810	804

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kinder Morgan
2.000%, 12/01/2017	$785	$777
Petrobras Global Finance BV
2.643%, 03/17/2017 (A)	2,200	2,085
Schlumberger Norge
1.250%, 08/01/2017 (B)	205	203
Statoil
0.511%, 11/09/2017 (A)	1,350	1,345
TransCanada PipeLines
1.076%, 01/12/2018 (A)	2,600	2,603

		17,421

Financials — 27.3%
Abbey National Treasury Services MTN
1.179%, 08/24/2018 (A)	1,250	1,251
0.796%, 03/13/2017 (A)	3,235	3,231
0.692%, 09/29/2017 (A)	1,500	1,493
ABN AMRO Bank
4.250%, 02/02/2017 (B)	705	731
1.094%, 10/28/2016 (A) (B)	850	853
0.689%, 06/06/2016 (A) (B)	1,950	1,950
American Express Credit MTN
1.125%, 06/05/2017	2,250	2,232
0.804%, 07/29/2016 (A)	2,480	2,481
0.581%, 09/22/2017 (A)	1,425	1,415
American Honda Finance MTN
0.746%, 07/13/2018 (A)	1,500	1,505
Australia & New Zealand Banking Group
0.881%, 05/15/2018 (A)	625	625
Banco Santander Chile
1.186%, 04/11/2017 (A) (B)	1,200	1,191
Bank of America
5.650%, 05/01/2018	305	332
5.300%, 03/15/2017	900	948
2.000%, 01/11/2018	545	545
1.700%, 08/25/2017	1,100	1,100
1.500%, 10/09/2015	554	554
1.329%, 01/15/2019 (A)	1,000	1,010
0.939%, 08/25/2017 (A)	2,790	2,785
Bank of Montreal MTN
1.400%, 04/10/2018	925	915
0.883%, 04/09/2018 (A)	1,000	1,000
0.536%, 07/14/2017 (A)	1,760	1,755
Bank of New York Mellon MTN
0.766%, 09/11/2019 (A)	2,000	1,979
0.719%, 03/06/2018 (A)	700	696
Bank of Nova Scotia
1.300%, 07/21/2017	1,150	1,149
0.809%, 07/15/2016 (A)	2,000	2,006
Bank of Tokyo-Mitsubishi UFJ
1.450%, 09/08/2017 (B)	1,000	993
0.891%, 09/09/2016 (A) (B)	500	501
0.782%, 02/26/2016 (A) (B)	1,450	1,451
0.589%, 09/08/2017 (A) (B)	1,025	1,022

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Barclays Bank MTN
6.050%, 12/04/2017 (B)	$1,500	$1,623
0.901%, 02/17/2017 (A)	2,675	2,662
BB&T MTN
1.146%, 06/15/2018 (A)	890	895
0.960%, 02/01/2019 (A)	800	797
Berkshire Hathaway Finance
0.586%, 01/12/2018 (A)	2,945	2,941
BNP Paribas MTN
0.878%, 12/12/2016 (A)	1,000	1,001
BPCE MTN
1.161%, 02/10/2017 (A)	1,000	1,004
Branch Banking & Trust
0.713%, 12/01/2016 (A)	2,130	2,133
Capital One
1.473%, 08/17/2018 (A)	1,750	1,754
0.984%, 02/05/2018 (A)	1,100	1,098
Capital One Bank USA
1.300%, 06/05/2017	2,500	2,476
Citigroup
1.700%, 04/27/2018	850	841
1.550%, 08/14/2017	750	748
1.250%, 01/15/2016	3,700	3,704
1.054%, 04/08/2019 (A)	1,000	994
1.029%, 11/24/2017 (A)	2,580	2,567
0.985%, 04/27/2018 (A)	2,180	2,174
Citizens Bank MTN
1.600%, 12/04/2017	2,000	1,993
Commonwealth Bank of Australia MTN
0.551%, 09/08/2017 (A) (B)	1,250	1,244
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/2017	1,250	1,285
0.766%, 03/18/2016 (A)	850	851
Credit Agricole MTN
1.252%, 06/10/2020 (A) (B)	500	499
1.134%, 10/03/2016 (A) (B)	1,525	1,531
Credit Suisse NY
1.700%, 04/27/2018	1,275	1,266
0.984%, 01/29/2018 (A)	1,100	1,098
Daimler Finance North America LLC
1.650%, 05/18/2018 (B)	800	792
1.375%, 08/01/2017 (B)	670	665
1.250%, 01/11/2016 (B)	2,885	2,889
Deutsche Bank
1.350%, 05/30/2017	1,250	1,241
0.994%, 02/13/2018 (A)	1,100	1,096
ERAC USA Finance LLC
1.400%, 04/15/2016 (B)	335	335
Export-Import Bank of Korea
1.027%, 01/14/2017 (A)	2,200	2,206
Fifth Third Bank MTN
1.450%, 02/28/2018	2,020	1,997

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.350%, 06/01/2017	$2,000	$1,996
1.243%, 08/20/2018 (A)	1,250	1,249
Ford Motor Credit LLC
1.724%, 12/06/2017	750	743
1.186%, 06/15/2018 (A)	1,940	1,932
1.118%, 03/12/2019 (A)	1,000	986
0.799%, 09/08/2017 (A)	2,780	2,749
General Electric Capital MTN
0.993%, 04/02/2018 (A)	500	503
General Motors Financial
2.400%, 04/10/2018	1,600	1,581
Goldman Sachs Group
2.375%, 01/22/2018	2,900	2,928
1.497%, 04/30/2018 (A)	215	217
1.454%, 04/23/2020 (A)	875	885
1.421%, 11/15/2018 (A)	1,375	1,386
1.086%, 12/15/2017 (A)	1,730	1,734
Harley-Davidson Financial Services MTN
3.875%, 03/15/2016 (B)	750	762
HSBC Bank
0.961%, 05/15/2018 (A) (B)	650	649
HSBC USA
1.700%, 03/05/2018	1,640	1,631
1.300%, 06/23/2017	1,850	1,847
Huntington National Bank
1.375%, 04/24/2017	850	845
Hyundai Capital America
2.000%, 03/19/2018 (B)	560	557
1.625%, 10/02/2015 (B)	870	870
ING Bank
0.974%, 10/01/2019 (A) (B)	1,300	1,289
JPMorgan Chase
1.700%, 03/01/2018	2,350	2,342
1.249%, 01/23/2020 (A)	700	703
0.924%, 01/28/2019 (A)	1,000	999
0.793%, 03/01/2018 (A)	1,100	1,095
KeyBank
0.819%, 11/25/2016 (A)	1,490	1,490
0.803%, 06/01/2018 (A)	1,300	1,299
Korea Development Bank
0.920%, 01/22/2017 (A)	2,950	2,949
Lloyds Bank
1.101%, 05/14/2025 (A)	1,200	1,203
0.806%, 03/16/2018 (A)	1,250	1,243
Macquarie Group
1.297%, 01/31/2017 (A) (B)	1,000	1,005
Manufacturers & Traders Trust
1.400%, 07/25/2017	1,150	1,146
0.672%, 01/30/2017 (A)	900	897
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (B)	740	736
0.819%, 07/15/2016 (A) (B)	1,500	1,506
0.664%, 04/10/2017 (A) (B)	2,175	2,174

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mizuho Bank
0.731%, 09/25/2017 (A) (B)	$4,090	$4,076
Morgan Stanley
5.950%, 12/28/2017	550	599
5.750%, 10/18/2016	700	735
1.143%, 01/24/2019 (A)	750	750
Nissan Motor Acceptance MTN
0.981%, 09/26/2016 (A) (B)	985	989
0.812%, 03/03/2017 (A) (B)	615	616
Nordea Bank
1.250%, 04/04/2017 (B)	1,250	1,248
Pentair Finance
1.350%, 12/01/2015	345	346
Pricoa Global Funding I MTN
1.350%, 08/18/2017 (B)	3,000	2,995
1.150%, 11/25/2016 (B)	800	802
Principal Life Global Funding II
1.200%, 05/19/2017 (B)	1,000	997
1.125%, 02/24/2017 (B)	550	548
1.000%, 12/11/2015 (B)	850	851
Prudential Financial MTN
1.101%, 08/15/2018 (A)	1,649	1,655
Royal Bank of Canada MTN
1.200%, 01/23/2017	500	501
0.850%, 03/08/2016	1,130	1,132
Santander Bank
1.216%, 01/12/2018 (A)	1,250	1,246
Societe Generale MTN
1.364%, 10/01/2018 (A)	2,500	2,536
Standard Chartered MTN
0.929%, 04/17/2018 (A) (B)	2,000	1,999
Sumitomo Mitsui Banking
0.714%, 01/10/2017 (A)	1,500	1,496
SunTrust Bank
0.761%, 02/15/2017 (A)	1,000	996
Synchrony Financial
1.875%, 08/15/2017	760	757
1.530%, 02/03/2020 (A)	1,750	1,728
Toronto-Dominion Bank MTN
0.827%, 07/23/2018 (A)	1,500	1,499
0.540%, 05/02/2017 (A)	1,190	1,187
Toyota Motor Credit MTN
1.550%, 07/13/2018	1,500	1,494
Travelers
6.250%, 06/20/2016	3,000	3,131
UBS MTN
5.875%, 12/20/2017	1,000	1,091
0.981%, 03/26/2018 (A)	2,525	2,524
0.949%, 08/14/2019 (A)	1,750	1,744
Union Bank
1.031%, 09/26/2016 (A)	2,400	2,405
US Bancorp MTN
0.695%, 04/25/2019 (A)	1,400	1,392

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ventas Realty
1.550%, 09/26/2016 ‡	$750	$751
1.250%, 04/17/2017 ‡	285	283
Volkswagen Group of America Finance LLC
1.250%, 05/23/2017 (B)	750	748
0.799%, 05/22/2018 (A) (B)	750	750
0.773%, 11/20/2017 (A) (B)	3,000	2,991
Volkswagen International Finance
1.125%, 11/18/2016 (B)	2,040	2,037
0.764%, 11/18/2016 (A) (B)	1,260	1,261
Voya Financial
2.900%, 02/15/2018	650	662
Wachovia MTN
5.750%, 02/01/2018	2,710	2,964
WEA Finance LLC
1.750%, 09/15/2017 (B)	700	698
Wells Fargo MTN
1.400%, 09/08/2017	1,000	999
0.977%, 01/30/2020 (A)	1,250	1,246
Western Union
2.375%, 12/10/2015	145	145
Westpac Banking
1.200%, 05/19/2017	700	699
0.899%, 01/17/2019 (A)	800	802

		201,326

Health Care — 4.6%
AbbVie
1.800%, 05/14/2018	1,200	1,192
1.200%, 11/06/2015	1,000	1,001
1.061%, 11/06/2015 (A)	380	380
Actavis Funding SCS
2.350%, 03/12/2018	1,730	1,729
1.368%, 03/12/2018 (A)	2,025	2,028
1.300%, 06/15/2017	1,250	1,238
Amgen
2.125%, 05/15/2017	1,350	1,363
0.709%, 05/22/2017 (A)	3,080	3,073
Baxalta
1.061%, 06/22/2018 (A) (B)	3,300	3,307
Bayer US Finance LLC
0.534%, 10/07/2016 (A) (B)	1,600	1,598
Becton Dickinson and
0.736%, 06/15/2016 (A)	850	850
Celgene
2.125%, 08/15/2018	750	750
Express Scripts Holding
2.650%, 02/15/2017	2,860	2,898
1.250%, 06/02/2017	1,750	1,741
McKesson
1.292%, 03/10/2017	1,030	1,025
0.950%, 12/04/2015	395	395
Medtronic
1.500%, 03/15/2018 (B)	935	932

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mylan
1.350%, 11/29/2016	$950	$942
Perrigo
1.300%, 11/08/2016	265	263
Providence Health & Services Obligated Group
1.084%, 10/01/2016 (A)	1,450	1,455
Thermo Fisher Scientific
1.300%, 02/01/2017	415	413
UnitedHealth Group
1.450%, 07/17/2017	1,400	1,401
0.744%, 01/17/2017 (A)	2,605	2,606
Zimmer Holdings
1.450%, 04/01/2017	1,400	1,396

		33,976

Industrials — 1.4%
Air Lease
4.500%, 01/15/2016	1,000	1,009
2.125%, 01/15/2018	385	381
GATX
1.250%, 03/04/2017	525	522
Hutchison Whampoa International
1.625%, 10/31/2017 (B)	1,400	1,390
John Deere Capital MTN
1.600%, 07/13/2018	1,500	1,497
Norfolk Southern
5.750%, 01/15/2016	2,740	2,787
PACCAR Financial MTN
1.100%, 06/06/2017	1,170	1,167
Precision Castparts
0.700%, 12/20/2015	235	235
Rockwell Collins
0.636%, 12/15/2016 (A)	1,730	1,726

		10,714

Information Technology — 0.6%
Fidelity National Information Services
1.450%, 06/05/2017	470	464
Hewlett-Packard
3.000%, 09/15/2016	2,200	2,237
1.226%, 01/14/2019 (A)	1,000	997
TSMC Global
0.950%, 04/03/2016 (B)	550	549

		4,247

Materials — 1.2%
Glencore Finance Canada
2.050%, 10/23/2015 (B)	2,250	2,250
Glencore Funding LLC
1.487%, 05/27/2016 (A) (B)	1,350	1,340
Monsanto
1.150%, 06/30/2017	1,425	1,415
0.511%, 11/07/2016 (A)	1,859	1,850

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rio Tinto Finance USA
1.123%, 06/17/2016 (A)	$2,260	$2,263

		9,118

Telecommunication Services — 1.6%
AT&T
5.500%, 02/01/2018	2,500	2,698
1.212%, 06/30/2020 (A)	1,250	1,247
British Telecommunications
1.250%, 02/14/2017	655	653
Verizon Communications
2.036%, 09/14/2018 (A)	935	960
1.350%, 06/09/2017	4,100	4,087
0.681%, 06/09/2017 (A)	2,520	2,511

		12,156

Utilities — 1.7%
Dominion Gas Holdings LLC
1.050%, 11/01/2016	1,000	999
Duke Energy
0.664%, 04/03/2017 (A)	3,700	3,691
Duke Energy Progress
0.479%, 03/06/2017 (A)	1,710	1,703
Exelon
1.550%, 06/09/2017	2,300	2,294
Georgia Power
0.625%, 11/15/2015	2,700	2,702
Southern
1.300%, 08/15/2017	780	774
Xcel Energy
1.200%, 06/01/2017	670	670

		12,833

Total Corporate Obligations (Cost $323,815) ($ Thousands)		323,019

ASSET-BACKED SECURITIES — 24.1%

Automotive — 14.3%
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A3
0.750%, 02/21/2017	565	564
Ally Master Owner Trust, Ser 2014-1, Cl A1
0.657%, 01/15/2019 (A)	1,150	1,151
Ally Master Owner Trust, Ser 2014-4, Cl A1
0.598%, 06/17/2019 (A)	945	945
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	1,950	1,954
Ally Master Owner Trust, Ser 2014-5, Cl A2
1.600%, 10/15/2019	2,245	2,254
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018 (B)	83	83

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Credit Acceptance Receivables Trust, Ser 2014-1, Cl A
1.140%, 03/12/2018 (B)	$38	$38
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl A
1.330%, 07/10/2018 (B)	609	609
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl B
1.310%, 11/08/2017	1,110	1,110
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl C
1.930%, 08/08/2018	500	503
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/2017	368	368
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A3
0.920%, 04/09/2018	988	989
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl C
2.720%, 09/09/2019	1,850	1,883
AmeriCredit Automobile Receivables Trust, Ser 2014-4, Cl A3
1.270%, 07/08/2019	875	875
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.498%, 01/15/2021 (A) (B)	2,164	2,160
ARI Fleet Lease Trust, Ser 2013-A, Cl A3
0.920%, 07/15/2021 (B)	370	370
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (B)	278	278
Bank of The West Auto Trust, Ser 2015-1, Cl A2B
0.548%, 04/16/2018 (A) (B)	1,665	1,664
California Republic Auto Receivables Trust, Ser 2013-1, Cl A2
1.410%, 09/17/2018 (B)	985	984
California Republic Auto Receivables Trust, Ser 2014-2, Cl A2
0.540%, 03/15/2017	487	487
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A4
0.970%, 01/22/2018	915	915
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl C
1.740%, 10/22/2018	1,100	1,103
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl B
2.320%, 07/20/2018	1,225	1,238
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	850	851
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A2
1.180%, 12/20/2017	1,615	1,618

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A2
1.670%, 01/22/2019	$890	$894
CarMax Auto Owner Trust, Ser 2011-2, Cl A4
1.350%, 02/15/2017	433	433
CarMax Auto Owner Trust, Ser 2011-3, Cl B
2.170%, 07/17/2017	875	878
CarMax Auto Owner Trust, Ser 2012-1, Cl C
2.200%, 10/16/2017	990	996
CarMax Auto Owner Trust, Ser 2012-1, Cl D
3.090%, 08/15/2018	2,360	2,381
CarMax Auto Owner Trust, Ser 2012-2, Cl A3
0.840%, 03/15/2017	124	124
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/2017	95	95
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	225	226
CarMax Auto Owner Trust, Ser 2013-4, Cl A4
1.280%, 05/15/2019	1,210	1,208
CarMax Auto Owner Trust, Ser 2015-3, Cl A2A
1.100%, 11/15/2018	1,235	1,236
Carnow Auto Receivables Trust, Ser 2014-1A, Cl A
0.960%, 01/17/2017 (B)	438	438
Chesapeake Funding LLC, Ser 2011-2A, Cl A
1.444%, 04/07/2024 (A) (B)	539	540
Chesapeake Funding LLC, Ser 2012-1A, Cl A
0.944%, 11/07/2023 (A) (B)	378	378
Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.644%, 05/07/2024 (A) (B)	356	356
Chesapeake Funding LLC, Ser 2014-1A, Cl A
0.614%, 03/07/2026 (A) (B)	1,378	1,376
Chesapeake Funding LLC, Ser 2015-1A, Cl B
1.144%, 02/07/2027 (A) (B)	1,330	1,328
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	1,446	1,447
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (B)	435	435
CPS Auto Receivables Trust, Ser 2015-A, Cl A
1.530%, 07/15/2019 (B)	2,277	2,274
CPS Auto Trust, Ser 2012-C, Cl A
1.820%, 12/16/2019 (B)	1,066	1,071
Credit Acceptance Auto Loan Trust, Ser 2013-1A, Cl A
1.210%, 10/15/2020 (B)	305	305
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/2021 (B)	910	910
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/2021 (B)	1,210	1,205

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Acceptance Auto Loan Trust, Ser 2014-2A, Cl A
1.880%, 03/15/2022 (B)	$2,250	$2,255
Enterprise Fleet Financing LLC, Ser 2013-1, Cl A2
0.680%, 09/20/2018 (B)	171	171
Enterprise Fleet Financing LLC, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (B)	319	318
Enterprise Fleet Financing LLC, Ser 2014-1, Cl A3
1.380%, 09/20/2019 (B)	700	699
Enterprise Fleet Financing LLC, Ser 2014-2, Cl A2
1.050%, 03/20/2020 (B)	4,015	4,010
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (B)	99	99
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (B)	81	81
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/2019 (B)	360	360
First Investors Auto Owner Trust, Ser 2014-1A, Cl A2
0.800%, 02/15/2018 (B)	219	219
First Investors Auto Owner Trust, Ser 2014-2A, Cl A2
0.860%, 08/15/2018 (B)	2,068	2,066
First Investors Auto Owner Trust, Ser 2014-3A, Cl A2
1.060%, 11/15/2018 (B)	1,396	1,397
First Investors Auto Owner Trust, Ser 2014-3A, Cl A3
1.670%, 03/16/2018 (B)	1,055	1,056
Flagship Credit Auto Trust, Ser 2013-2, Cl A
1.940%, 01/15/2019 (B)	659	662
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A4
1.100%, 11/15/2017	260	260
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	875	880
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/2018	1,500	1,525
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	2,000	2,020
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.578%, 01/15/2018 (A)	665	665

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.657%, 09/15/2018 (A)	$655	$655
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/2019	205	205
Ford Credit Floorplan Master Owner Trust, Ser 2015-4, Cl A2
0.791%, 08/15/2020 (A)	2,810	2,807
GM Financial Automobile Leasing Trust, Ser 2014-1A, Cl A3
1.010%, 05/22/2017 (B)	860	860
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl B
2.140%, 06/20/2019	1,040	1,049
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A2
0.698%, 05/15/2020 (A) (B)	1,600	1,598
Harley-Davidson Motorcycle Trust, Ser 2013-1, Cl A3
0.650%, 07/16/2018	448	448
Hertz Fleet Lease Funding, Ser 2013-3, Cl B
1.242%, 12/10/2027 (A) (B)	1,825	1,824
Honda Auto Receivables Owner Trust, Ser 2014-3, Cl A3
0.880%, 07/15/2017	1,020	1,019
Huntington Auto Trust, Ser 2012-2, Cl A3
0.510%, 04/17/2017	92	92
Mercedes-Benz Auto Lease Trust, Ser 2013-B, Cl A3
0.620%, 07/15/2016	307	307
Mercedes-Benz Auto Receivables Trust, Ser 2013-1, Cl A3
0.780%, 08/15/2017	280	280
Mercedes-Benz Auto Receivables Trust, Ser 2014-1, Cl A3
0.870%, 10/15/2018	1,075	1,073
Mercedes-Benz Master Owner Trust, Ser 2012-AA, Cl A
0.790%, 11/15/2017 (B)	500	498
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.500%, 05/15/2017	148	148
Oscar US Funding Trust, Ser 2014-1A, Cl A2
1.000%, 08/15/2017 (B)	1,545	1,546
Porsche Innovative Lease Owner Trust, Ser 2013-1, Cl A4
0.880%, 10/22/2019 (B)	665	665
Porsche Innovative Lease Owner Trust, Ser 2014-1, Cl A3
1.030%, 11/20/2017 (B)	2,000	2,000
Prestige Auto Receivables Trust, Ser 2012-1A, Cl A3
1.760%, 10/16/2017 (B)	130	130

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/2018 (B)	$90	$90
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A3
1.330%, 05/15/2019 (B)	1,290	1,293
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/2018 (B)	1,469	1,469
Prestige Auto Receivables Trust, Ser 2015-1, Cl A2
1.090%, 02/15/2019 (B)	585	585
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl C
3.780%, 11/15/2017	626	629
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/2018	1,175	1,196
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl B
1.560%, 08/15/2018	71	71
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A3
0.700%, 10/16/2017	125	125
Santander Drive Auto Receivables Trust, Ser 2013-4, Cl B
2.160%, 01/15/2020	1,970	1,974
Santander Drive Auto Receivables Trust, Ser 2014-1, Cl A2A
0.660%, 06/15/2017	4	4
Santander Drive Auto Receivables Trust, Ser 2014-4, Cl A2A
0.670%, 01/16/2018	385	384
SMART Trust, Ser 2014-1US, Cl A2B
0.494%, 07/14/2016 (A)	210	210
SNAAC Auto Receivables Trust, Ser 2014-1A, Cl A
1.030%, 09/17/2018 (B)	303	302
Susquehanna Auto Receivables Trust, Ser 2014-1A, Cl A3
1.000%, 02/15/2018 (B)	1,200	1,201
Toyota Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.550%, 01/17/2017	99	99
USAA Auto Owner Trust, Ser 2015-1, Cl A3
1.200%, 06/17/2019	565	564
Volkswagen Auto Lease Trust, Ser 2013-A, Cl A3
0.840%, 07/20/2016	66	66
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A1
0.548%, 07/22/2019 (A) (B)	1,250	1,248

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 03/15/2017 (B)	$432	$432
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/2018 (B)	605	605
Westlake Automobile Receivables Trust, Ser 2013-1A, Cl A2
1.120%, 01/15/2018 (B)	74	74
Westlake Automobile Receivables Trust, Ser 2014-1A, Cl A2
0.700%, 05/15/2017 (B)	455	455
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl A2
0.970%, 10/16/2017 (B)	1,472	1,471
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl C
2.240%, 04/15/2020 (B)	555	556
Westlake Automobile Receivables Trust, Ser 2015-1A, Cl A2
1.170%, 03/15/2018 (B)	640	639
Westlake Automobile Receivables Trust, Ser 2015-1A, Cl B
1.680%, 11/16/2020 (B)	1,365	1,361
Westlake Automobile Receivables Trust, Ser 2015-2A, Cl A2A
1.280%, 07/16/2018 (B)	550	550
Wheels SPV LLC, Ser 2014-1A, Cl A2
0.840%, 03/20/2023 (B)	1,582	1,582
World Omni Automobile Lease Securitization Trust, Ser 2014-A, Cl A3
1.160%, 09/15/2017	2,000	2,002
World Omni Automobile Lease Securitization Trust, Ser 2015-A, Cl A2A
1.060%, 05/15/2018	670	669
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.537%, 02/15/2018 (A) (B)	2,435	2,434

		105,815

Credit Cards — 1.4%
American Express Credit Account Master Trust, Ser 2013-3, Cl A
0.980%, 05/15/2019	455	456
Cabela’s Credit Card Master Note Trust, Ser 2013-2A, Cl A2
0.848%, 08/16/2021 (A) (B)	395	395
Capital One Multi-Asset Execution Trust, Ser 2014-A2, Cl A2
1.260%, 01/15/2020	1,000	1,003
Chase Issuance Trust, Ser 2014, Cl A1
1.150%, 01/15/2019	1,760	1,765
Citibank Credit Card Issuance Trust, Ser 2013-A6, Cl A6
1.320%, 09/07/2018	1,575	1,578

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citibank Credit Card Issuance Trust, Ser 2014-A4, Cl A4
1.230%, 04/24/2019	$2,000	$2,005
Master Credit Card Trust II, Ser 2012-2A, Cl A
0.780%, 04/21/2017 (B)	420	420
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	2,250	2,254

		9,876

Mortgage Related Securities — 0.7%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.879%, 01/25/2035 (A)	442	434
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
0.919%, 10/25/2034 (A)	1,758	1,730
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-HE3, Cl M2
1.219%, 03/25/2035 (A)	1,193	1,181
Master Asset-Backed Securities Trust, Ser 2005-HE1, Cl M2
0.874%, 05/25/2035 (A)	678	678
Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl A2C
0.399%, 08/25/2036 (A)	175	173
Option One Mortgage Loan Trust Asset-Backed Certificates, Ser 2005-4, Cl A3
0.459%, 11/25/2035 (A)	130	128
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.699%, 02/25/2035 (A)	457	451
RASC Trust, Ser 2005-KS8, Cl M1
0.601%, 08/25/2035 (A)	493	492

		5,267

Other Asset-Backed Securities — 7.7%
Apidos CLO XII, Ser 2013-12A, Cl A
1.274%, 04/15/2025 (A) (B)	1,100	1,083
Avalon IV Capital, Ser 2014-1AR, Cl AR
1.459%, 04/17/2023 (A) (B)	760	760
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD2, Cl 2A1
0.859%, 12/25/2044 (A)	82	82
Carlyle Global Market Strategies CLO, Ser 2013-2A, Cl A
1.437%, 04/18/2025 (A) (B)	325	321
Carlyle Global Market Strategies CLO, Ser 2014-2AR, Cl A1R
1.583%, 07/20/2023 (A) (B)	745	744
Cent CLO, Ser 2014-16AR, Cl A1AR
1.550%, 08/01/2024 (A) (B)	2,220	2,213
Cent CLO, Ser 2014-20A, Cl A
1.724%, 01/25/2026 (A) (B)	1,850	1,839

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CIFC Funding, Ser 2013-1A, Cl A1
1.324%, 04/16/2025 (A) (B)	$1,060	$1,046
CIT Equipment Collateral, Ser 2014-VT1, Cl A2
0.860%, 05/22/2017 (B)	3,000	3,000
CNH Equipment Trust, Ser 2014-C, Cl A2
0.630%, 12/15/2017	2,418	2,417
Credit-Based Asset Servicing and Securitization LLC, Ser 2005-CB3, Cl M2
0.819%, 05/25/2035 (A)	1,905	1,885
Dell Equipment Finance Trust, Ser 2014-1, Cl A3
0.940%, 06/22/2020 (B)	1,400	1,399
Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
1.637%, 04/18/2026 (A) (B)	1,315	1,306
GE Equipment Midticket LLC, Ser 2014-1, Cl A3
1.140%, 05/22/2018	2,000	1,999
GE Equipment Transportation LLC, Ser 2013-1, Cl A3
0.690%, 11/25/2016	78	78
Gramercy Park CLO, Ser 2014-1AR, Cl A1R
1.589%, 07/17/2023 (A) (B)	1,000	998
GreatAmerica Leasing Receivables, Ser 2015-1, Cl A3
1.540%, 07/20/2018 (B)	2,440	2,446
HLSS Servicer Advance Receivables Trust, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (B)	2,300	2,298
HLSS Servicer Advance Receivables Trust, Ser 2013-T1, Cl B2
1.744%, 01/16/2046 (B)	1,095	1,094
ING IM CLO, Ser 2014-1A, Cl A1
1.775%, 04/18/2026 (A) (B)	1,310	1,310
ING IM CLO, Ser 2014-1RA, Cl A1R
1.476%, 03/14/2022 (A) (B)	733	733
ING IM CLO, Ser 2014-1RA, Cl A2R
2.136%, 03/14/2022 (A) (B)	1,400	1,400
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	10	10
John Deere Owner Trust, Ser 2012-B, Cl A4
0.690%, 01/15/2019	1,995	1,986
John Deere Owner Trust, Ser 2013-A, Cl A3
0.600%, 03/15/2017	625	625
John Deere Owner Trust, Ser 2014-A, Cl A3
0.920%, 04/16/2018	1,515	1,515
JPMorgan Mortgage Acquisition, Ser 2005-FD1, Cl M1
0.934%, 07/25/2035 (A)	134	134
Kubota Credit Owner Trust, Ser 2014-1A, Cl A2
0.580%, 02/15/2017 (B)	237	237
Limerock CLO II, Ser 2014-2A, Cl A
1.787%, 04/18/2026 (A) (B)	1,250	1,247

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Madison Park Funding, Ser 2007-4A, Cl A1B
0.581%, 03/22/2021 (A) (B)	$580	$565
Magnetite CLO IX, Ser 2014-9A, Cl A1
1.715%, 07/25/2026 (A) (B)	1,265	1,259
MMAF Equipment Finance LLC, Ser 2011-AA, Cl A4
2.100%, 07/15/2017 (B)	1,534	1,540
MMAF Equipment Finance LLC, Ser 2014-AA, Cl A3
0.870%, 01/08/2019 (B)	1,645	1,639
Morgan Stanley Capital I Trust, Ser 2005-WMC5, Cl M3
0.934%, 06/25/2035 (A)	20	20
Navient Student Loan Trust, Ser 2014-1, Cl A1
0.449%, 03/25/2021 (A)	2,522	2,519
Neuberger Berman CLO XVI, Ser 2014-16A, Cl A1
1.759%, 04/15/2026 (A) (B)	955	950
NYCTL Trust, Ser 2015-A, Cl A
1.340%, 11/10/2028 (B)	1,590	1,590
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.409%, 07/17/2025 (A) (B)	1,000	986
Ocwen Freddie Advance Funding LLC, Ser 2015-T1, Cl AT1
2.062%, 11/15/2045 (B)	565	565
OHA Credit Partners VIII, Ser 2013-8A, Cl A
1.407%, 04/20/2025 (A) (B)	690	681
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.209%, 04/20/2021 (A) (B)	460	460
Race Point VI CLO, Ser 2014-6RA, Cl BR
2.479%, 05/24/2023 (A) (B)	1,650	1,650
SLM Private Education Loan Trust, Ser 2011-B, Cl A1
1.048%, 12/16/2024 (A) (B)	198	198
SLM Student Loan Trust, Ser 2006-10, Cl A4
0.365%, 07/25/2023 (A)	597	596
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.295%, 07/25/2017 (A)	5	5
SLM Student Loan Trust, Ser 2007-3, Cl A2
0.305%, 10/25/2017 (A)	8	8
SLM Student Loan Trust, Ser 2008-6, Cl A2
0.845%, 10/25/2017 (A)	12	12
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.198%, 10/15/2024 (A) (B)	30	30
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (B)	1,065	1,062
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
0.429%, 07/25/2036 (A) (B)	1,553	1,545

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF1, Cl A1
0.349%, 02/25/2036 (A)	$450	$446
Symphony CLO VIII, Ser 2014-8AR, Cl BR
2.033%, 01/09/2023 (A) (B)	1,660	1,660
Voya CLO, Ser 2014-3A, Cl A1
1.715%, 07/25/2026 (A) (B)	910	905

		57,096

Total Asset-Backed Securities (Cost $178,244) ($ Thousands)		178,054

MORTGAGE-BACKED SECURITIES — 13.7%

Agency Mortgage-Backed Obligations — 3.9%
FHLMC
5.000%, 06/01/2026	1,043	1,096
0.875%, 10/14/2016	2,250	2,258
FHLMC ARM
2.375%, 05/01/2036 (A)	162	174
2.251%, 02/01/2022 (A)	130	134
2.238%, 02/01/2030 (A)	138	146
FHLMC CMO, Ser 2003-2676, Cl CY
4.000%, 09/15/2018	112	116
FHLMC CMO, Ser 2004-2764, Cl OE
4.500%, 03/15/2019	167	173
FHLMC CMO, Ser 2009-3570, Cl A
4.500%, 06/15/2024	362	379
FHLMC CMO, Ser 2010-3634, Cl EA
4.000%, 11/15/2023	38	38
FNMA
6.000%, 01/01/2027 to 04/01/2040	469	530
5.000%, 04/01/2020 to 03/01/2025	1,982	2,087
4.500%, 05/01/2023	535	568
FNMA ARM
2.465%, 01/01/2029 (A)	16	16
2.268%, 11/01/2025 (A)	12	13
2.262%, 11/01/2023 (A)	33	35
2.194%, 09/01/2024 (A)	129	134
2.140%, 09/01/2024 (A)	52	53
2.114%, 05/01/2028 (A)	52	55
1.375%, 11/01/2021 (A)	21	22
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/2023	48	52
FNMA CMO, Ser 2001-33, Cl FA
0.649%, 07/25/2031 (A)	31	31
FNMA CMO, Ser 2002-56, Cl MC
5.500%, 09/25/2017	323	331
FNMA CMO, Ser 2002-64, Cl FG
0.450%, 10/18/2032 (A)	35	35
FNMA CMO, Ser 2002-77, Cl CB
5.000%, 12/25/2017	113	116
FNMA CMO, Ser 2008-15, Cl EL
4.250%, 06/25/2022	—	1

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2008-18, Cl HD
4.000%, 12/25/2018	$157	$161
FNMA CMO, Ser 2008-47, Cl FA
0.691%, 06/25/2023 (A)	156	158
FNMA CMO, Ser 2010-64, Cl EH
5.000%, 10/25/2035	53	54
FNMA CMO, Ser 2011-70, Cl AD
3.000%, 06/25/2030	1,714	1,753
FNMA CMO, Ser 2011-109, Cl PK
4.000%, 08/25/2041	152	160
FNMA TBA
3.500%, 09/01/2040	3,850	4,057
3.000%, 09/25/2026	8,028	8,334
GNMA ARM
2.500%, 09/20/2039 (A)	225	239
GNMA CMO, Ser 2006-47, Cl AC
5.000%, 02/16/2033	283	292
GNMA CMO, Ser 2009-10, Cl JA
4.500%, 03/16/2034	231	240
GNMA CMO, Ser 2009-93, Cl ND
3.500%, 04/20/2037	147	148
GNMA CMO, Ser 2009-113, Cl MJ
4.000%, 03/16/2023	445	456
GNMA CMO, Ser 2010-30, Cl QE
4.000%, 06/20/2038	484	497
GNMA CMO, Ser 2010-86, Cl PG
3.000%, 01/20/2036	173	175
GNMA CMO, Ser 2011-106, Cl ME
3.000%, 06/20/2038	491	496
GNMA CMO, Ser 2011-110, Cl A
2.237%, 03/16/2033	114	114
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	300	305
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.641%, 10/07/2020 (A)	589	592
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 2A
1.840%, 10/07/2020	4	4
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.558%, 11/06/2017 (A)	284	285
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.637%, 01/08/2020 (A)	708	712
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.591%, 02/06/2020 (A)	430	432
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.571%, 03/06/2020 (A)	100	100

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.567%, 05/07/2020 (A)	$147	$147

		28,504

Non-Agency Mortgage-Backed Obligations — 9.8%
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
0.987%, 06/15/2028 (A) (B)	750	749
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.785%, 07/25/2035 (A)	380	352
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.713%, 11/25/2035 (A)	50	46
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.586%, 02/25/2036 (A)	123	96
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.733%, 06/25/2035 (A)	170	157
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.718%, 08/25/2035 (A)	294	265
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW14, Cl A4
5.201%, 12/11/2038	718	742
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW10, Cl A4
5.405%, 12/11/2040 (A)	384	384
Bear Stearns Commercial Mortgage Securities Trust, Ser 2066-PW11, Cl A1A
5.596%, 03/11/2039 (A)	1,284	1,297
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.071%, 10/12/2042 (A)	14	14
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.430%, 03/11/2039 (A)	884	888
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl A4
5.540%, 09/11/2041	699	714
BLCP Hotel Trust, Ser 2014-CLRN, Cl A
1.148%, 08/15/2029 (A) (B)	960	959
CD Mortgage Trust, Ser 2006-CD2, Cl A4
5.299%, 01/15/2046 (A)	2,221	2,227
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (A)	1,334	1,426
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
0.739%, 02/25/2035 (A)	39	37
CHL Mortgage Pass-Through Trust, Ser 2005-HY10, Cl 3A1A
2.506%, 02/20/2036 (A)	237	199

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.711%, 12/10/2049 (A)	$1,650	$1,749
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.349%, 12/10/2049 (A)	1,143	1,221
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	196	195
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl A
0.938%, 06/15/2033 (A) (B)	2,645	2,633
Citigroup Deutsche Bank Commercial Mortgage, Ser 2007-CD4, Cl A4
5.322%, 12/11/2049	1,650	1,706
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.718%, 09/25/2034 (A)	73	73
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.690%, 03/25/2036 (A)	281	258
COBALT CMBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	1,630	1,682
COMM Mortgage Trust, Ser 2006-C7, Cl A4
5.926%, 06/10/2046 (A)	1,560	1,587
COMM Mortgage Trust, Ser 2010-C1, Cl A1
3.156%, 07/10/2046 (B)	248	248
COMM Mortgage Trust, Ser 2012-CR2, Cl A1
0.824%, 08/15/2045	141	141
COMM Mortgage Trust, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	253	252
COMM Mortgage Trust, Ser 2012-CR5, Cl A1
0.673%, 12/10/2045	285	282
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	1,652	1,650
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	441	441
COMM Mortgage Trust, Ser 2014-BBG, Cl A
0.998%, 03/15/2029 (A) (B)	2,970	2,953
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/2045	136	135
Credit Suisse Commercial Mortgage Trust, Ser 2006-C4, Cl A3
5.467%, 09/15/2039	358	367
CSMC, Ser 2014-ICE, Cl A
0.998%, 04/15/2027 (A) (B)	550	546
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	658	661
FDIC Guaranteed Notes Trust, Ser 2010-S1, Cl 1A
0.740%, 02/25/2048 (A) (B)	610	610

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M1
1.191%, 02/25/2024 (A)	$344	$343
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.041%, 04/25/2024 (A)	737	736
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
1.149%, 05/25/2024 (A)	624	617
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.149%, 05/25/2024 (A)	455	451
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.399%, 07/25/2024 (A)	1,612	1,607
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M1
1.349%, 05/25/2025 (A)	315	314
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.524%, 11/10/2045 (A)	857	857
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.013%, 11/19/2035 (A)	298	274
Granite Master Issuer, Ser 2007-1, Cl 1M1
0.503%, 12/20/2054 (A)	520	502
Granite Master Issuer, Ser 2007-1, Cl 2M1
0.703%, 12/20/2054 (A)	800	780
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	173	173
GS Mortgage Securities Trust, Ser 2006-GG8, Cl A4
5.560%, 11/10/2039	857	883
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	260	267
GS Mortgage Securities Trust, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	312	312
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.740%, 07/25/2035 (A)	344	312
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.704%, 01/25/2036 (A)	390	361
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
2.760%, 05/25/2047 (A)	340	279
HILT Mortgage Trust, Ser 2014-ORL, Cl A
1.088%, 07/15/2029 (A) (B)	1,600	1,573
Hilton USA Trust, Ser 2013-HLF, Cl AFL
1.188%, 11/05/2030 (A) (B)	557	556

11	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Homestar Mortgage Acceptance, Ser 2004-3, Cl AV2C
0.779%, 07/25/2034 (A)	$974	$970
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.959%, 01/25/2035 (A)	95	87
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.711%, 04/25/2035 (A)	103	95
Impac CMB Trust, Ser 2005-3, Cl A1
0.679%, 08/25/2035 (A)	95	85
Impac CMB Trust, Ser 2005-5, Cl A1
0.839%, 08/25/2035 (A)	77	69
Impac CMB Trust, Ser 2005-8, Cl 1A
0.459%, 02/25/2036 (A)	249	215
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	1,665	1,713
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl A1
1.266%, 04/15/2047	2,042	2,032
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP7, Cl A4
6.095%, 04/15/2045 (A)	390	396
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-PLSD, Cl A2
3.364%, 11/13/2028 (B)	100	102
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	553	555
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
1.098%, 10/15/2029 (A) (B)	3,005	2,981
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
1.388%, 08/15/2027 (A) (B)	1,225	1,225
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-CSMO, Cl A
1.438%, 01/15/2032 (A) (B)	2,550	2,539
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (B)	25	25
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C2, Cl A1
2.749%, 11/15/2043 (B)	346	347
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A1
0.705%, 10/15/2045	51	51
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A1
0.670%, 12/15/2047	60	60
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
2.899%, 08/25/2035 (A)	175	166

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
2.598%, 05/25/2037 (A)	$210	$180
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
6.028%, 06/15/2038 (A)	2,130	2,172
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/2040 (A)	984	1,026
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.469%, 04/25/2035 (A)	90	86
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
2.899%, 06/25/2037 (A)	376	316
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	306	318
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/2045	57	57
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A2
3.085%, 08/15/2046	1,380	1,425
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	332	331
MortgageIT Trust, Ser 2005-5, Cl A1
0.459%, 12/25/2035 (A)	361	327
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-2, Cl AII1
0.459%, 04/25/2035 (A)	323	323
Paragon Mortgages, Ser 2006-12A, Cl A2C
0.541%, 11/15/2038 (A) (B)	153	138
Paragon Mortgages, Ser 2007-15A, Cl A2C
0.506%, 12/15/2039 (A) (B)	376	333
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
3.836%, 07/27/2037 (A)	279	227
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.728%, 01/20/2035 (A)	43	40
Silverstone Master Issuer, Ser 2012-1A, Cl 1A
1.842%, 01/21/2055 (A) (B)	225	225
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A) (B)	361	360
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	231	230
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A1
0.673%, 12/10/2045	202	201

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A1
0.779%, 03/10/2046	$539	$536
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.469%, 12/15/2044 (A)	188	189
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A3
6.011%, 06/15/2045 (A)	1,200	1,226
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C27, Cl A1A
5.749%, 07/15/2045 (A)	1,142	1,174
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.322%, 03/25/2036 (A)	394	373
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	223	222
Wells Fargo Commercial Mortgage Trust, Ser 2013-C15, Cl A1
1.264%, 08/15/2046	260	260
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.619%, 01/25/2035 (A)	162	162
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.693%, 07/25/2036 (A)	330	324
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.728%, 09/25/2036 (A)	189	178
WFRBS Commercial Mortgage Trust, Ser 2011-C2A2, Cl A2
3.791%, 02/15/2044 (B)	2,937	2,945
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A2
3.240%, 03/15/2044 (B)	721	726
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A1
0.734%, 12/15/2045	676	674
WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/2045	288	288
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/2045	378	376

		72,820

Total Mortgage-Backed Securities (Cost $101,684) ($ Thousands)		101,324

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.6%
FFCB
0.450%, 09/16/2016	1,250	1,249
0.229%, 08/29/2017 (A)	3,000	3,003

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLB
1.625%, 04/13/2017	$2,900	$2,905
1.125%, 09/28/2016	5,000	5,003
0.500%, 09/28/2016	2,495	2,495
0.375%, 07/22/2016 to 08/25/2016	7,500	7,495
FHLMC
1.500%, 06/25/2018	1,675	1,676
1.350%, 09/14/2018	1,150	1,150
1.000%, 06/19/2017 to 09/08/2017	8,700	8,694
FNMA
0.625%, 08/26/2016	7,500	7,509

Total U.S. Government Agency Obligations (Cost $41,222) ($ Thousands)		41,179

MUNICIPAL BONDS — 3.8%
Chicago, Midway International Airport, Ser C, RB
1.320%, 01/01/2016	590	592
El Paso, GO
1.049%, 08/15/2016	1,090	1,093
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/2016	1,165	1,171
Hawaii State, Ser ES, GO
0.731%, 08/01/2016	2,245	2,248
Illinois State, Ser B, GO
1.780%, 04/01/2016	1,600	1,599
Intermountain Power Agency, Sub-Ser B, RB
0.785%, 07/01/2016	1,655	1,655
Louisville, Regional Airport Authority, Ser C, RB
0.769%, 07/01/2016	2,245	2,249
New Jersey State, Economic Development Authority, Ser 00, RB
1.059%, 03/01/2016	1,265	1,264
New Jersey State, Economic Development Authority, Ser Q, RB
1.096%, 06/15/2016	7,290	7,278
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.087%, 12/15/2016	2,800	2,781
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	265	268
North Carolina Eastern Municipal Power Agency, RB
1.561%, 07/01/2017	2,090	2,097
Orange County, Ser A, RB
0.580%, 11/02/2015	1,215	1,215

13	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Saint Paul, Housing and Redevelopment Authority, RB
1.041%, 07/01/2016	$980	$980
University of California, Ser Y-1, RB Callable 01/01/17 @ 100
0.697%, 07/01/2041 (A)	1,310	1,310

Total Municipal Bonds (Cost $27,809) ($ Thousands)		27,800

SOVEREIGN DEBT — 0.6%
Hydro-Quebec
1.375%, 06/19/2017	675	680
Province of Ontario
1.600%, 09/21/2016	3,700	3,734

Total Sovereign Debt (Cost $4,412) ($ Thousands)		4,414

CASH EQUIVALENT — 4.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.020% ** †	30,273,747	30,274

Total Cash Equivalent (Cost $30,274) ($ Thousands)		30,274

U.S. TREASURY OBLIGATIONS — 3.7%
U.S. Treasury Notes
1.375%, 06/30/2018 (C)	6,220	6,279
0.625%, 11/30/2017 (C)	1,815	1,805
0.625%, 04/30/2018 (C)	19,900	19,707

Total U.S. Treasury Obligations (Cost $27,772) ($ Thousands)		27,791

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT — 0.1%
BNP Paribas
0.150%, dated 08/31/15, to be repurchased on 09/01/15, repurchase price $600,003 (collateralized by various FMAC obligations, 4.000%-4.500%, 5/1/2044-11/1/2044, par values ranging from $1,000-$611,343; total market value $612,000)	$600	$600

Total Repurchase Agreement (Cost $600) ($ Thousands)		600

Total Investments — 99.4% (Cost $735,832) ($ Thousands) §		$734,455

A list of the open futures contracts held by the Fund at August 31, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 5-Year Treasury Note	10	Jan-2016	$(2)
U.S. 2-Year Treasury Note	(37)	Dec-2015	13
U.S. 10-Year Treasury Note	49	Dec-2015	(14)
U.S. Long Treasury Bond	(1)	Dec-2015	—

			$(3)

For the period ended August 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $738,767 ($ Thousands).

**	The rate reported is the 7-day effective yield as of August 31, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2015.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

§	At August 31, 2015, the tax basis cost of the Fund’s investments was $735,832 ($ Thousands), and the unrealized appreciation and depreciation were $1,244 ($ Thousands) and $(2,621) ($ Thousands), respectively.

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

August 31, 2015

AMBAC — American Municipal Bond Assurance Corporation

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMBS — Commercial Mortgage-Backed Securities

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Company

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a list of the level of inputs used as of August 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$323,019	$—	$323,019
Asset-Backed Securities	—	178,054	—	178,054
Mortgage-Backed Securities	—	101,324	—	101,324
U.S. Government Agency Obligations	—	41,179	—	41,179
Municipal Bonds	—	27,800	—	27,800
Sovereign Debt	—	4,414	—	4,414
Cash Equivalent	30,274	—	—	30,274
U.S. Treasury Obligations	—	27,791	—	27,791
Repurchase Agreement	—	600	—	600

Total Investments in Securities	$30,274	$704,181	$—	$734,455

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$13	$—	$—	$13
Unrealized Depreciation	(16)	—	—	(16)

Total Other Financial Instruments	$(3)	$—	$—	$(3)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2015, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “-” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

15	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

August 31, 2015

Description	Face Amount (Thousands)(1)	Market Value ($ Thousands)

GLOBAL BONDS — 91.8%

Angola — 0.0%
Republic of Angola via Northern Lights III
7.000%, 08/16/2019	722	$701

Argentina — 1.2%
City of Buenos Aires Argentina MTN
8.950%, 02/19/2021	1,175	1,213
Provincia de Buenos Aires
9.375%, 09/14/2018	1,425	1,407
Republic of Argentina
7.000%, 04/17/2017	7,603	7,231
6.000%, 03/31/2023 (A)	1,154	1,259
5.021%, 03/31/2023 (A) (B)	1,680	1,833
0.084%, 12/15/2035 (B)	1,548	124
0.044%, 12/15/2035 (B)	29,601	2,433
YPF
8.750%, 04/04/2024 (C)	1,014	974
8.500%, 07/28/2025 (C)	4,953	4,631

		21,105

Armenia — 0.3%
Republic of Armenia
7.150%, 03/26/2025 (C)	5,722	5,471

Azerbaijan — 0.8%
International Bank of Azerbaijan
5.625%, 06/11/2019	2,100	1,908
Republic of Azerbaijan
4.750%, 03/18/2024	2,700	2,579
4.750%, 03/18/2024 (C)	1,911	1,825
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030	1,090	1,071
5.450%, 02/09/2017	1,159	1,179
4.750%, 03/13/2023	6,281	5,621

		14,183

Belize — 0.1%
Republic of Belize
6.767%, 08/20/2017 (D)	3,437	2,548

Bermuda — 0.1%
Government of Bermuda
4.854%, 02/06/2024	2,150	2,241

Brazil — 7.3%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019	100	103
6.500%, 06/10/2019 (C)	720	743
5.500%, 07/12/2020	200	198
5.500%, 07/12/2020 (C)	400	395

Description	Face Amount (Thousands)(1)		Market Value ($ Thousands)

Brazil Letras do Tesouro Nacional
16.485%, 07/01/2019 (E)		8,450	$1,395
15.584%, 01/01/2019 (E)		30,000	5,308
12.983%, 01/01/2016 (E)	BRL	24,150	6,338
12.511%, 01/01/2019 (E)		37,916	6,694
11.769%, 07/01/2018 (E)	BRL	26,243	4,963
8.185%, 01/01/2018 (E)	BRL	56,094	11,321
Brazil Loan Trust 1
5.477%, 07/24/2023 (C)		2,963	2,793
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		2,028	1,805
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2017	BRL	24,948	6,519
10.000%, 01/01/2018	BRL	25,766	6,536
10.000%, 01/01/2021	BRL	39,888	9,359
10.000%, 01/01/2023	BRL	14,986	3,368
10.000%, 01/01/2025	BRL	84,070	18,286
Caixa Economica Federal
4.250%, 05/13/2019		300	286
CIMPOR Financial Operations
5.750%, 07/17/2024 (C)		377	281
Cosan Luxembourg
5.000%, 03/14/2023 (C)		946	790
ESAL GmbH
6.250%, 02/05/2023 (C)		1,122	1,091
Federal Republic of Brazil
10.125%, 05/15/2027		1,309	1,839
8.875%, 04/15/2024		445	563
8.250%, 01/20/2034		7,746	9,082
7.125%, 01/20/2037		7,589	8,025
5.000%, 01/27/2045		1,751	1,410
4.875%, 01/22/2021		3,380	3,439
4.250%, 01/07/2025		5,653	5,243
2.625%, 01/05/2023		734	629
Gerdau Trade
5.750%, 01/30/2021 (C)		68	64
GTL Trade Finance
5.893%, 04/29/2024 (C)		934	814
Marfrig Overseas
9.500%, 05/04/2020 (C)		1,850	1,871
Minerva Luxembourg
7.750%, 01/31/2023		1,200	1,173
Petrobras Global Finance
4.875%, 03/17/2020		2,082	1,822
Petrobras International Finance
5.750%, 01/20/2020		1,913	1,740

			126,286

Canada — 0.0%
Pacific Exploration and Production
5.375%, 01/26/2019		1,370	740

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

August 31, 2015

Description	Face Amount (Thousands)(1)		Market Value ($ Thousands)

Chile — 1.5%
Banco del Estado de Chile
4.125%, 10/07/2020		160	$168
4.125%, 10/07/2020 (C)		300	315
3.875%, 02/08/2022 (C)		250	254
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2020	CLP	90,000	142
6.000%, 01/01/2022	CLP	100,000	160
Empresa Electrica Angamos
4.875%, 05/25/2029 (C)		662	620
Empresa Nacional del Petroleo
6.250%, 07/08/2019		200	220
6.250%, 07/08/2019 (C)		30	33
5.250%, 08/10/2020		120	126
5.250%, 08/10/2020 (C)		280	294
4.375%, 10/30/2024 (C)		716	699
Nacional del Cobre de Chile
6.150%, 10/24/2036		958	1,022
6.150%, 10/24/2036 (C)		569	607
5.625%, 09/21/2035		1,760	1,795
5.625%, 10/18/2043		380	377
4.875%, 11/04/2044 (C)		6,949	6,159
4.500%, 08/13/2023 (C)		508	513
4.250%, 07/17/2042		685	557
3.875%, 11/03/2021		1,071	1,078
3.000%, 07/17/2022 (C)		1,310	1,219
Republic of Chile
5.500%, 08/05/2020	CLP	413,000	626
3.875%, 08/05/2020		334	361
3.250%, 09/14/2021		140	147
3.125%, 03/27/2025		950	958
2.250%, 10/30/2022		5,817	5,637
VTR Finance
6.875%, 01/15/2024 (C)		1,294	1,275

			25,362

China — 1.3%
Amber Circle Funding
3.250%, 12/04/2022		1,020	1,006
China Cinda Finance MTN
4.250%, 04/23/2025 (C)		764	709
CITIC
6.800%, 01/17/2023		2,500	2,847
CNOOC Curtis Funding No. 1
4.500%, 10/03/2023		1,100	1,142
CNOOC Finance 2015
3.500%, 05/05/2025		297	285
Country Garden Holdings
7.875%, 05/27/2019		522	547
7.500%, 03/09/2020		281	289
7.250%, 04/04/2021		73	73
7.250%, 04/04/2021		835	839

Description	Face Amount (Thousands)(1)		Market Value ($ Thousands)

Longfor Properties MTN
6.875%, 10/18/2019		200	$206
Sinochem Offshore Capital MTN
3.250%, 04/29/2019 (C)		1,012	1,022
Sinochem Overseas Capital
4.500%, 11/12/2020		5,354	5,623
Sinopec Capital 2013
3.125%, 04/24/2023 (C)		1,169	1,110
Sinopec Group Overseas Development 2013
4.375%, 10/17/2023		1,492	1,554
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (C)		1,000	1,043
Sinopec Group Overseas Development 2015
3.250%, 04/28/2025 (C)		1,395	1,328
State Grid Overseas Investment 2014
4.125%, 05/07/2024 (C)		1,457	1,536
Three Gorges Finance I Cayman Islands
3.700%, 06/10/2025 (C)		430	435

			21,594

Colombia — 5.3%
Bogota Distrito Capital
9.750%, 07/26/2028	COP	794,000	292
9.750%, 07/26/2028 (C)	COP	10,018,000	3,683
Citigroup Funding, CLN (Republic of Colombia)
11.000%, 07/24/2020	COP	8,365,000	3,169
Colombian TES
11.250%, 10/24/2018	COP	88,000	32
11.000%, 07/24/2020	COP	392,500	149
10.000%, 07/24/2024	COP	4,160,600	1,545
7.750%, 09/18/2030	COP	36,615,200	10,975
7.500%, 08/26/2026	COP	11,804,800	3,643
7.000%, 09/11/2019	COP	1,905,500	629
7.000%, 05/04/2022	COP	26,410,100	8,423
7.000%, 05/04/2022	COP	470,000	150
7.000%, 05/04/2022	COP	3,598,000	1,148
7.000%, 05/04/2022	COP	628,000	200
3.500%, 03/10/2021		9,720,276	3,186
Ecopetrol
5.375%, 06/26/2026		933	871
Emgesa ESP
8.750%, 01/25/2021	COP	1,640,000	549
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021	COP	5,072,000	1,705
7.625%, 09/10/2024 (C)	COP	2,876,000	874
7.625%, 09/10/2024 (C)	COP	2,224,000	676
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024	COP	1,095,000	335
7.875%, 08/12/2024 (C)	COP	2,046,000	626
Pacific Rubiales Energy
5.625%, 01/19/2025 (C)		2,820	1,438
5.125%, 03/28/2023 (C)		127	63

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

August 31, 2015

Description	Face Amount (Thousands)(1)		Market Value ($ Thousands)

Republic of Colombia
11.750%, 02/25/2020		2,543	$3,401
9.850%, 06/28/2027	COP	855,000	332
9.850%, 06/28/2027	COP	7,914,000	3,076
8.125%, 05/21/2024		300	375
7.750%, 04/14/2021	COP	6,528,000	2,220
7.375%, 01/27/2017		4,610	4,967
7.375%, 03/18/2019		1,222	1,396
7.375%, 09/18/2037		7,439	8,759
6.125%, 01/18/2041		2,710	2,812
6.000%, 04/28/2028	COP	19,846,700	5,283
5.625%, 02/26/2044		1,556	1,511
5.000%, 06/15/2045		3,467	3,081
4.375%, 07/12/2021		3,932	4,020
4.375%, 03/21/2023	COP	8,136,000	2,246
4.000%, 02/26/2024		2,770	2,687
2.625%, 03/15/2023		599	536

			91,063

Costa Rica — 0.8%
Banco Nacional de Costa Rica
6.250%, 11/01/2023 (C)		290	291
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	414
6.375%, 05/15/2043		290	238
Republic of Costa Rica
7.158%, 03/12/2045		3,284	3,079
7.158%, 03/12/2045 (C)		1,585	1,482
7.000%, 04/04/2044		1,800	1,683
7.000%, 04/04/2044 (C)		4,246	3,970
4.375%, 04/30/2025		376	333
4.375%, 04/30/2025 (C)		971	859
4.250%, 01/26/2023		1,546	1,418

			13,767

Croatia — 0.6%
Republic of Croatia
6.750%, 11/05/2019		855	935
6.625%, 07/14/2020		1,307	1,425
6.375%, 03/24/2021 (C)		3,303	3,564
6.250%, 04/27/2017		200	210
6.250%, 04/27/2017 (C)		590	620
6.000%, 01/26/2024 (C)		980	1,045
5.875%, 07/09/2018	EUR	170	209
5.500%, 04/04/2023		2,000	2,062
5.500%, 04/04/2023 (C)		858	885

			10,955

Dominican Republic — 1.5%
Republic of Dominican Republic
15.950%, 06/04/2021	DOP	4,500	126
11.500%, 05/10/2024	DOP	67,000	1,597
11.000%, 01/05/2018	DOP	7,560	173
11.000%, 07/30/2021 (C)	DOP	67,030	1,530
9.040%, 01/23/2018		1,255	1,339
8.625%, 04/20/2027		1,748	2,076

Description	Face Amount (Thousands)(1)	Market Value ($ Thousands)

7.500%, 05/06/2021	5,018	$5,539
7.500%, 05/06/2021 (C)	520	574
7.450%, 04/30/2044	1,324	1,403
7.450%, 04/30/2044 (C)	2,143	2,247
6.850%, 01/27/2045	525	521
6.850%, 01/27/2045 (C)	3,872	3,843
5.875%, 04/18/2024	380	386
5.875%, 04/18/2024 (C)	3,917	3,976

		25,330

Ecuador — 0.8%
EP PetroEcuador via Noble Sovereign Funding I
5.912%, 09/24/2019 (B)	4,342	3,409
Republic of Ecuador
10.500%, 03/24/2020 (C)	4,979	3,909
9.375%, 12/15/2015	1,905	1,862
7.950%, 06/20/2024	6,750	4,927

		14,107

Egypt — 0.4%
Arab Republic of Egypt
6.875%, 04/30/2040	921	875
Egypt Government International Bond
5.875%, 06/11/2025 (C)	6,169	5,962

		6,837

El Salvador — 0.8%
Republic of El Salvador
8.250%, 04/10/2032	888	934
7.750%, 01/24/2023	1,416	1,504
7.750%, 01/24/2023	1,176	1,250
7.650%, 06/15/2035	3,092	2,992
7.375%, 12/01/2019	440	473
6.375%, 01/18/2027	2,871	2,713
6.375%, 01/18/2027 (C)	2,162	2,043
5.875%, 01/30/2025	545	510
5.875%, 01/30/2025 (C)	828	775

		13,194

Ethiopia — 0.1%
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024	800	750
6.625%, 12/11/2024 (C)	636	596

		1,346

Gabon — 0.1%
Gabonese Republic
6.950%, 06/16/2025 (C)	1,160	1,039
Republic of Gabon
8.200%, 12/12/2017	620	645
6.375%, 12/12/2024	321	280
6.375%, 12/12/2024 (C)	331	288

		2,252

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

August 31, 2015

Description	Face Amount (Thousands)(1)		Market Value ($ Thousands)

Georgia — 0.3%
Georgian Railway
7.750%, 07/11/2022		4,351	$4,487

Ghana — 0.3%
Republic of Ghana
8.500%, 10/04/2017		327	336
8.500%, 10/04/2017 (C)		300	308
8.125%, 01/18/2026		360	324
8.125%, 01/18/2026 (C)		2,189	1,970
7.875%, 08/07/2023		2,192	1,962
7.875%, 08/07/2023 (C)		650	582

			5,482

Guatemala — 0.1%
Comcel Trust
6.875%, 02/06/2024 (C)		1,370	1,408
Republic of Guatemala
4.875%, 02/13/2028		672	643

			2,051

Honduras — 0.1%
Republic of Honduras
8.750%, 12/16/2020		795	883

Hong Kong — 0.0%
Shimao Property Holdings
8.125%, 01/22/2021		800	818

Hungary — 4.6%
Magyar Export-Import Bank Zrt
4.000%, 01/30/2020 (C)		1,144	1,155
Republic of Hungary
7.625%, 03/29/2041		11,430	15,582
7.500%, 11/12/2020	HUF	164,830	723
7.000%, 06/24/2022	HUF	3,022,790	13,195
6.500%, 06/24/2019	HUF	1,162,840	4,765
6.375%, 03/29/2021		1,454	1,656
6.250%, 01/29/2020		910	1,026
6.000%, 11/24/2023	HUF	329,110	1,383
5.750%, 11/22/2023		6,886	7,678
5.500%, 12/22/2016	HUF	783,950	2,965
5.500%, 12/20/2018	HUF	635,650	2,499
5.500%, 06/24/2025	HUF	3,291,950	13,454
5.375%, 02/21/2023		1,584	1,724
5.375%, 03/25/2024		618	676
5.000%, 03/30/2016	GBP	253	395
4.125%, 02/19/2018		4,298	4,464
4.000%, 04/25/2018	HUF	371,140	1,395
4.000%, 03/25/2019		2,302	2,391
3.500%, 06/24/2020	HUF	149,110	552
3.500%, 06/24/2020		162,070	601
2.500%, 06/22/2018		308,790	1,115

			79,394

Description	Face Amount (Thousands)(1)		Market Value ($ Thousands)

India — 0.1%
ABJA Investment
5.950%, 07/31/2024		740	$692
Export-Import Bank of India MTN
4.000%, 08/07/2017		265	274
Vedanta Resources
8.250%, 06/07/2021 (C)		183	158
6.000%, 01/31/2019 (C)		138	120

			1,244

Indonesia — 8.3%
Deutsche Bank, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	6,000,000	388
6.625%, 05/15/2033	IDR	6,800,000	373
JPMorgan, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	116,900,000	7,561
6.625%, 05/15/2033	IDR	3,500,000	192
Majapahit Holding
8.000%, 08/07/2019		200	225
8.000%, 08/07/2019 (C)		350	393
7.875%, 06/29/2037 (C)		215	236
Pelabuhan Indonesia III
4.875%, 10/01/2024		1,858	1,770
Pertamina Persero MTN
6.500%, 05/27/2041 (C)		820	761
6.450%, 05/30/2044 (C)		1,506	1,385
6.000%, 05/03/2042		394	345
6.000%, 05/03/2042 (C)		1,450	1,269
5.625%, 05/20/2043		5,457	4,522
4.875%, 05/03/2022 (C)		550	533
Republic of Indonesia
12.800%, 06/15/2021	IDR	230,000	19
11.625%, 03/04/2019		1,006	1,293
11.625%, 03/04/2019		258	332
11.625%, 03/04/2019 (C)		2,500	3,212
11.000%, 09/15/2025	IDR	2,000,000	161
9.000%, 03/15/2029	IDR	286,275,000	20,248
8.750%, 05/15/2031		30,831,000	2,101
8.500%, 10/12/2035		800	1,031
8.375%, 03/15/2024	IDR	325,610,000	22,538
8.375%, 09/15/2026	IDR	700,000	48
8.375%, 03/15/2034	IDR	243,220,000	16,188
8.250%, 06/15/2032	IDR	5,900,000	382
8.250%, 05/15/2036		6,000,000	392
7.875%, 04/15/2019	IDR	79,124,000	5,526
7.750%, 01/17/2038		6,451	7,830
7.750%, 01/17/2038		2,633	3,196
7.000%, 05/15/2022	IDR	68,500,000	4,431
7.000%, 05/15/2027		2,500,000	151
6.875%, 01/17/2018		2,379	2,617
6.750%, 01/15/2044 (C)		1,750	1,936
6.625%, 05/15/2033	IDR	34,970,000	1,920
6.625%, 02/17/2037		2,082	2,238
6.125%, 05/15/2028	IDR	18,170,000	1,001

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

August 31, 2015

Description	Face Amount (Thousands)(1)		Market Value ($ Thousands)

5.875%, 01/15/2024		4,183	$4,497
5.875%, 01/15/2024 (C)		1,527	1,642
5.625%, 05/15/2023	IDR	71,594,000	4,194
5.250%, 01/17/2042		867	804
5.125%, 01/15/2045 (C)		1,516	1,391
4.875%, 05/05/2021		3,801	3,963
4.875%, 05/05/2021 (C)		200	208
4.125%, 01/15/2025		4,305	4,122
3.375%, 04/15/2023 (C)		3,263	3,018
2.875%, 07/08/2021 (C)	EUR	740	818

			143,401

Iraq — 0.2%
Republic of Iraq
5.800%, 01/15/2028		4,251	3,248

Israel — 0.0%
Altice Financing
8.000%, 12/15/2019	EUR	140	165

Italy — 0.0%
Wind Acquisition Finance
4.750%, 07/15/2020 (C)		68	69
4.000%, 07/15/2020 (C)	EUR	171	193

			262

Ivory Coast — 1.2%
Government of Ivory Coast
11.660%, 12/31/2032		3,527	3,175
11.660%, 12/31/2032		11,908	10,719
6.375%, 03/03/2028 (C)		4,349	4,050
5.375%, 07/23/2024 (C)		3,203	2,894

			20,838

Jamaica — 0.9%
Digicel Group
8.250%, 09/30/2020		1,750	1,619
7.125%, 04/01/2022 (C)		1,248	1,087
Government of Jamaica
7.875%, 07/28/2045		2,054	2,033
7.625%, 07/09/2025		3,614	3,939
6.750%, 04/28/2028		6,933	6,916

			15,594

Kazakhstan — 2.4%
Development Bank of Kazakhstan
4.125%, 12/10/2022		880	761
KazAgro National Management Holding
4.625%, 05/24/2023		4,650	3,901
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045 (C)		435	420
5.125%, 07/21/2025		1,954	1,907
5.125%, 07/21/2025 (C)		700	684
Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042		500	432

Description	Face Amount (Thousands)(1)		Market Value ($ Thousands)

6.375%, 10/06/2020 (C)		660	$668
KazMunaiGaz Finance Sub MTN
9.125%, 07/02/2018		1,273	1,419
7.000%, 05/05/2020		3,902	4,078
6.375%, 04/09/2021		3,351	3,395
6.375%, 04/09/2021 (C)		3,614	3,661
KazMunayGas National MTN
6.000%, 11/07/2044 (C)		1,536	1,214
5.750%, 04/30/2043		14,389	11,213
5.750%, 04/30/2043 (C)		4,674	3,636
4.875%, 05/07/2025 (C)		492	431
4.400%, 04/30/2023 (C)		2,895	2,540
Samruk-Energy MTN
3.750%, 12/20/2017		700	679
Zhaikmunai LLP
6.375%, 02/14/2019 (C)		457	373
Zhaikmunai Via Zhaikmunai International
7.125%, 11/13/2019 (C)		364	302

			41,714

Kenya — 0.6%
Kenya Infrastructure Bond
11.000%, 09/15/2025	KES	295,000	2,535
11.000%, 10/12/2026		40,000	330
Republic of Kenya
6.875%, 06/24/2024		507	490
6.875%, 06/24/2024 (C)		6,344	6,136
5.875%, 06/24/2019 (C)		1,643	1,639

			11,130

Lithuania — 0.2%
Republic of Lithuania
7.375%, 02/11/2020		343	410
6.625%, 02/01/2022		200	240
6.625%, 02/01/2022 (C)		300	361
6.125%, 03/09/2021 (C)		1,716	1,991

			3,002

Malaysia — 3.8%
1MDB Global Investments
4.400%, 03/09/2023		3,600	2,862
Government of Malaysia
5.248%, 09/15/2028	MYR	1,050	262
4.935%, 09/30/2043	MYR	4,500	1,064
4.498%, 04/15/2030	MYR	1,540	361
4.392%, 04/15/2026	MYR	12,223	2,894
4.378%, 11/29/2019	MYR	3,100	743
4.262%, 09/15/2016	MYR	18,260	4,401
4.181%, 07/15/2024	MYR	13,912	3,235
4.160%, 07/15/2021	MYR	6,500	1,547
4.048%, 09/30/2021	MYR	5,020	1,173
4.012%, 09/15/2017	MYR	600	145
3.955%, 09/15/2025		16,795	3,849
3.892%, 03/15/2027	MYR	2,325	520
3.889%, 07/31/2020	MYR	10,760	2,526
3.844%, 04/15/2033	MYR	1,960	414

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

August 31, 2015

Description	Face Amount (Thousands)(1)		Market Value ($ Thousands)

3.654%, 10/31/2019	MYR	22,840	$5,336
3.580%, 09/28/2018	MYR	10,125	2,383
3.502%, 05/31/2027	MYR	1,050	224
3.492%, 03/31/2020	MYR	17,224	3,996
3.480%, 03/15/2023	MYR	19,004	4,268
3.418%, 08/15/2022	MYR	10,253	2,301
3.314%, 10/31/2017	MYR	28,309	6,724
3.260%, 03/01/2018	MYR	20,690	4,839
3.197%, 10/15/2015	MYR	10,915	2,599
3.172%, 07/15/2016	MYR	8,310	1,983
Petronas Capital MTN
4.500%, 03/18/2045 (C)		1,300	1,221
3.500%, 03/18/2025 (C)		4,653	4,488

			66,358

Mexico — 8.9%
America Movil
7.125%, 12/09/2024		23,310	1,350
6.000%, 06/09/2019	MXN	14,350	848
BBVA Bancomer
6.750%, 09/30/2022 (C)		500	542
Cemex
6.125%, 05/05/2025 (C)		1,594	1,522
5.700%, 01/11/2025 (C)		245	230
Cemex Finance
9.375%, 10/12/2022		2,000	2,235
9.375%, 10/12/2022 (C)		779	871
6.000%, 04/01/2024 (C)		98	93
Comision Federal de Electricidad
7.350%, 11/25/2025		27,455	1,602
5.750%, 02/14/2042 (C)		570	549
4.875%, 01/15/2024 (C)		288	295
Fermaca Enterprises S de RL
6.375%, 03/30/2038 (C)		430	413
JB y Compania
3.750%, 05/13/2025 (C)		399	385
Mexican Bonos
10.000%, 12/05/2024	MXN	351,296	26,742
10.000%, 11/20/2036	MXN	8,930	737
8.500%, 12/13/2018	MXN	19,630	1,293
8.500%, 05/31/2029	MXN	38,555	2,748
8.500%, 11/18/2038	MXN	75,055	5,422
8.000%, 12/17/2015	MXN	42,880	2,588
7.750%, 12/14/2017	MXN	73,189	4,666
7.750%, 05/29/2031	MXN	118,609	7,967
7.750%, 11/23/2034	MXN	3,349	225
7.750%, 11/13/2042	MXN	4,090	276
7.500%, 06/03/2027	MXN	36,567	2,401
6.500%, 06/09/2022	MXN	81,031	5,015
5.000%, 06/15/2017	MXN	29,269	1,766
5.000%, 12/11/2019		50,700	2,988
Mexican Bonos, Ser M10
7.250%, 12/15/2016	MXN	113,847	7,060

Description	Face Amount (Thousands)(1)		Market Value ($ Thousands)

Mexican Bonos, Ser M20
8.000%, 12/07/2023	MXN	26	$2
Mexican Udibonos
2.500%, 12/10/2020	MXN	7,527	2,392
2.000%, 06/09/2022	MXN	1,752	531
Mexico Cetes
0.000%, 03/03/2016 (E)		1,559,843	9,132
Mexico Government International Bond
3.600%, 01/30/2025		6,543	6,412
Petroleos Mexicanos MTN
7.190%, 09/12/2024	MXN	69,790	4,018
6.625%, 06/15/2035		5,616	5,726
6.500%, 06/02/2041		600	600
6.375%, 01/23/2045		500	486
6.375%, 01/23/2045 (C)		1,016	990
5.750%, 03/01/2018		670	719
5.625%, 01/23/2046 (C)		498	443
4.250%, 01/15/2025		4,725	4,469
4.250%, 01/15/2025 (C)		2,841	2,687
3.500%, 01/30/2023 (C)		210	195
Sixsigma Networks Mexico
8.250%, 11/07/2021 (C)		775	758
Southern Copper
3.875%, 04/23/2025		873	832
United Mexican States MTN
7.500%, 04/08/2033		468	614
6.050%, 01/11/2040		1,212	1,357
5.750%, 10/12/2110		478	456
5.550%, 01/21/2045		5,397	5,640
4.750%, 03/08/2044		3,744	3,491
4.600%, 01/23/2046		6,586	6,010
4.000%, 10/02/2023		5,628	5,712
United Mexican States, Ser A MTN
6.750%, 09/27/2034		5,572	6,784

			153,285

Mongolia — 0.8%
Development Bank of Mongolia MTN
5.750%, 03/21/2017		1,138	1,075
Government of Mongolia MTN
5.125%, 12/05/2022		11,062	8,794
4.125%, 01/05/2018		3,048	2,759
Trade & Development Bank of Mongolia MTN
9.375%, 05/19/2020 (C)		453	442

			13,070

Montenegro — 0.0%
Republic of Montenegro
7.875%, 09/14/2015	EUR	140	156
5.375%, 05/20/2019	EUR	481	548

			704

Morocco — 0.2%
Kingdom of Morocco
5.500%, 12/11/2042		1,900	1,888
4.250%, 12/11/2022 (C)		632	636

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

August 31, 2015

Description	Face Amount (Thousands)(1)	Market Value ($ Thousands)

OCP
5.625%, 04/25/2024 (C)	411	$421

		2,945

Mozambique — 0.0%
Republic of Mozambique
6.305%, 09/11/2020	840	755

Nigeria — 0.4%
Republic of Nigeria
6.750%, 01/28/2021	4,026	3,911
6.750%, 01/28/2021 (C)	550	534
6.375%, 07/12/2023	1,859	1,720

		6,165

Pakistan — 0.4%
Republic of Pakistan
8.250%, 04/15/2024	4,355	4,584
7.250%, 04/15/2019 (C)	610	628
7.125%, 03/31/2016	100	102
7.125%, 03/31/2016	450	458
6.875%, 06/01/2017	10	10
6.875%, 06/01/2017	630	655

		6,437

Panama — 1.1%
Panama Notas del Tesoro
4.875%, 02/05/2021	840	884
Republic of Panama
9.375%, 01/16/2023	595	814
9.375%, 04/01/2029	5,438	7,946
8.875%, 09/30/2027	1,963	2,748
8.125%, 04/28/2034	2,249	2,980
7.125%, 01/29/2026	100	125
6.700%, 01/26/2036	1,095	1,333
4.300%, 04/29/2053	140	120
4.000%, 09/22/2024	472	470
3.750%, 03/16/2025	1,796	1,755

		19,175

Paraguay — 0.5%
Republic of Paraguay
6.100%, 08/11/2044	1,187	1,193
6.100%, 08/11/2044 (C)	1,822	1,831
4.625%, 01/25/2023	4,006	4,016
4.625%, 01/25/2023 (C)	1,149	1,152
Telefonica Celular del Paraguay
6.750%, 12/13/2022	200	201
6.750%, 12/13/2022	900	907

		9,300

Peru — 1.8%
Abengoa Transmission Sur
6.875%, 04/30/2043 (C)	327	356
Peru Enhanced Pass-Through Finance
4.680%, 06/02/2025 (C) (E)	1,000	748
2.091%, 05/31/2018 (E)	161	154

Description	Face Amount (Thousands)(1)		Market Value ($ Thousands)

2.020%, 05/31/2018 (C) (E)		182	$174
Republic of Peru
8.750%, 11/21/2033		3,185	4,642
8.200%, 08/12/2026	PEI	5,055	1,659
7.350%, 07/21/2025		2,372	3,012
6.950%, 08/12/2031	PEI	15,246	4,392
6.950%, 08/12/2031	PEI	7,279	2,097
6.850%, 02/12/2042	PEI	882	242
6.550%, 03/14/2037		3,846	4,577
5.700%, 08/12/2024	PEI	4,658	1,303
5.700%, 08/12/2024 (C)	PEI	14,227	3,970
4.125%, 08/25/2027		4,303	4,271

			31,597

Philippines — 0.4%
Development Bank of Philippines
5.500%, 03/25/2021		370	412
National Power
9.625%, 05/15/2028		1,100	1,672
Republic of Philippines
9.500%, 02/02/2030		376	611
6.375%, 01/15/2032		1,477	1,929
4.200%, 01/21/2024		599	659
3.900%, 11/26/2022	PHP	52,000	1,084

			6,367

Poland — 2.7%
Eileme 2
11.625%, 01/31/2020		350	383
Republic of Poland
5.750%, 09/23/2022	PLN	15,678	4,933
5.250%, 10/25/2017	PLN	9,130	2,589
4.000%, 10/25/2023	PLN	23,524	6,744
3.750%, 04/25/2018	PLN	6,150	1,701
3.250%, 07/25/2025	PLN	42,520	11,528
3.000%, 08/24/2016	PLN	12,015	3,246
2.750%, 08/25/2023	PLN	21,633	6,212
2.691%, 07/25/2016 (E)	PLN	1,980	515
1.634%, 01/25/2016 (E)	PLN	11,526	3,026
1.582%, 07/25/2017 (E)		2,100	537
1.500%, 04/25/2020		18,500	4,699

			46,113

Qatar — 0.3%
Ooredoo International Finance
7.875%, 06/10/2019		873	1,051
State of Qatar
6.400%, 01/20/2040		2,800	3,656

			4,707

Romania — 2.1%
Government of Romania MTN
6.750%, 02/07/2022		3,650	4,288
6.750%, 02/07/2022 (C)		390	458
6.125%, 01/22/2044 (C)		1,568	1,831
5.950%, 06/11/2021	RON	2,580	746
5.850%, 04/26/2023	RON	10,320	2,995

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

August 31, 2015

Description	Face Amount (Thousands)(1)		Market Value ($ Thousands)

5.750%, 04/29/2020	RON	25,500	$7,279
4.875%, 01/22/2024		768	828
4.875%, 01/22/2024 (C)		2,950	3,179
4.750%, 08/29/2016	RON	10,860	2,832
4.750%, 06/24/2019	RON	29,870	8,189
4.750%, 02/24/2025	RON	6,580	1,796
4.375%, 08/22/2023		1,670	1,741
4.375%, 08/22/2023 (C)		698	727

			36,889

Russia — 5.0%
Alfa Bank via Alfa Bond Issuance
7.750%, 04/28/2021		2,600	2,586
EDC Finance
4.875%, 04/17/2020		1,700	1,424
Gazprom Neft OAO Via GPN Capital
4.375%, 09/19/2022 (C)		291	242
Gazprom OAO Via Gaz Capital
9.250%, 04/23/2019		3,923	4,334
9.250%, 04/23/2019 (C)		489	540
6.510%, 03/07/2022 (C)		283	277
4.950%, 07/19/2022 (C)		204	184
Ritekro
13.934%, 11/07/2022 (E) (F) (G)		538	269
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	41,888	501
7.600%, 04/14/2021	RUB	539,385	6,784
7.600%, 07/20/2022	RUB	526,434	6,463
7.500%, 03/15/2018	RUB	382,923	5,243
7.500%, 02/27/2019	RUB	159,668	2,119
7.400%, 04/19/2017	RUB	162,620	2,297
7.400%, 06/14/2017	RUB	40,297	565
7.350%, 01/20/2016	RUB	100,000	1,485
7.050%, 01/19/2028	RUB	306,563	3,306
7.000%, 11/24/2021 (D)	RUB	24,270	291
7.000%, 01/25/2023	RUB	328,216	3,842
7.000%, 08/16/2023	RUB	220,930	2,548
6.900%, 08/03/2016	RUB	59,436	861
6.800%, 12/11/2019	RUB	31,646	400
6.700%, 05/15/2019	RUB	480,449	6,147
6.400%, 05/27/2020	RUB	48,590	594
6.200%, 01/31/2018	RUB	447,996	5,963
Russian Foreign Bond - Eurobond
7.850%, 03/10/2018	RUB	145,000	1,983
7.850%, 03/10/2018 (C)	RUB	10,000	137
5.625%, 04/04/2042		2,000	1,813
5.000%, 04/29/2020		8,900	8,966
4.875%, 09/16/2023		4,000	3,826
4.875%, 09/16/2023 (C)		2,000	1,913
3.625%, 09/16/2020		1,000	1,106
3.250%, 04/04/2017		800	800
VimpelCom Holdings
7.748%, 02/02/2021 (C)		641	635
7.504%, 03/01/2022 (C)		1,423	1,373

Description	Face Amount (Thousands)(1)		Market Value ($ Thousands)

Vnesheconombank via VEB Finance
6.902%, 07/09/2020		1,635	$1,578
6.800%, 11/22/2025		1,626	1,419
6.800%, 11/22/2025 (C)		600	524
5.450%, 11/22/2017		110	109
5.450%, 11/22/2017 (C)		340	338

			85,785

Senegal — 0.4%
Republic of Senegal
8.750%, 05/13/2021		1,390	1,494
8.750%, 05/13/2021 (C)		200	215
6.250%, 07/30/2024		4,670	4,317
6.250%, 07/30/2024 (C)		530	490

			6,516

Serbia — 0.5%
Republic of Serbia
7.250%, 09/28/2021		3,955	4,469
7.250%, 09/28/2021 (C)		300	339
5.875%, 12/03/2018		655	690
5.875%, 12/03/2018 (C)		1,623	1,710
4.875%, 02/25/2020		1,513	1,527

			8,735

Slovenia — 0.7%
Republic of Slovenia
5.850%, 05/10/2023		2,300	2,623
5.250%, 02/18/2024		7,310	8,059
4.125%, 02/18/2019		1,100	1,156

			11,838

South Africa — 5.3%
Eskom Holdings
6.750%, 08/06/2023		1,400	1,358
5.750%, 01/26/2021		1,400	1,330
Eskom Holdings SOC
7.125%, 02/11/2025 (C)		7,794	7,565
Republic of South Africa
10.500%, 12/21/2026	ZAR	128,941	11,229
8.750%, 01/31/2044	ZAR	28,360	2,079
8.750%, 02/28/2048	ZAR	55,016	4,059
8.500%, 06/23/2017		2,100	2,360
8.500%, 01/31/2037	ZAR	51,879	3,753
8.250%, 09/15/2017	ZAR	27,059	2,077
8.250%, 03/31/2032	ZAR	2,982	213
8.000%, 12/21/2018	ZAR	44,592	3,398
8.000%, 01/31/2030	ZAR	171,819	12,187
7.750%, 02/28/2023	ZAR	162,268	11,936
7.250%, 01/15/2020	ZAR	69,609	5,131
7.000%, 02/28/2031	ZAR	64,300	4,124
6.875%, 05/27/2019		940	1,056
6.750%, 03/31/2021	ZAR	54,420	3,880
6.500%, 02/28/2041	ZAR	28,542	1,635
6.250%, 03/31/2036	ZAR	42,210	2,404
5.875%, 05/30/2022		2,433	2,632
5.875%, 09/16/2025		4,356	4,704

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

August 31, 2015

Description	Face Amount (Thousands)(1)		Market Value ($ Thousands)

5.500%, 03/09/2020		433	$465
Transnet SOC MTN
9.500%, 05/13/2021 (C)	ZAR	16,660	1,217
ZAR Sovereign Capital Fund Propriety
3.903%, 06/24/2020 (C)		1,305	1,310

			92,102

Sri Lanka — 0.2%
Democratic Socialist Republic of Sri Lanka
6.250%, 10/04/2020 (C)		888	899
6.125%, 06/03/2025 (C)		1,144	1,109
5.875%, 07/25/2022		1,300	1,266
5.875%, 07/25/2022 (C)		925	901

			4,175

Supranational — 0.1%
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	11,350	844
Inter-American Development Bank MTN
7.350%, 09/12/2018	IDR	24,590,000	1,624

			2,468

Thailand — 2.4%
Government of Thailand
5.670%, 03/13/2028	THB	3,000	105
3.875%, 06/13/2019	THB	170,570	5,083
3.850%, 12/12/2025	THB	115,556	3,524
3.650%, 12/17/2021	THB	560,079	16,607
3.625%, 06/16/2023	THB	365,159	10,823
3.580%, 12/17/2027	THB	72,150	2,106
1.250%, 03/12/2028	THB	29,029	696
1.200%, 07/14/2021	THB	79,220	2,037
Thailand Government Bond
2.550%, 06/26/2020		20,000	567

			41,548

Trinidad & Tobago — 0.1%
Republic of Trinidad & Tobago
4.375%, 01/16/2024 (C) (H)		1,289	1,397

Tunisia — 0.1%
Banque Centrale de Tunisie
5.750%, 01/30/2025 (C)		1,649	1,584

Turkey — 7.3%
Export Credit Bank of Turkey
5.875%, 04/24/2019 (C)		200	208
5.000%, 09/23/2021 (C)		674	662
Finansbank MTN
6.250%, 04/30/2019 (C)		1,612	1,635
Republic of Turkey
11.875%, 01/15/2030		1,050	1,721
10.500%, 01/15/2020	TRY	8,643	3,012
10.400%, 03/27/2019	TRY	8,790	3,026
10.400%, 03/20/2024	TRY	2,700	945
9.500%, 01/12/2022	TRY	9,830	3,277

Description	Face Amount (Thousands)(1)		Market Value ($ Thousands)

9.400%, 07/08/2020		4,180	$1,393
9.000%, 01/27/2016	TRY	11,400	3,894
9.000%, 03/08/2017	TRY	20,043	6,723
9.000%, 07/24/2024	TRY	26,726	8,612
8.800%, 11/14/2018	TRY	11,483	3,773
8.500%, 07/10/2019	TRY	22,562	7,320
8.500%, 09/14/2022	TRY	16,527	5,212
8.300%, 10/07/2015	TRY	2,360	809
8.300%, 06/20/2018	TRY	17,461	5,681
8.000%, 03/12/2025		15,474	4,678
8.000%, 02/14/2034		900	1,125
7.500%, 11/07/2019		2,930	3,342
7.400%, 02/05/2020		75,716	23,435
7.375%, 02/05/2025		1,540	1,807
7.100%, 03/08/2023	TRY	8,160	2,370
7.000%, 06/05/2020		4,477	5,034
6.875%, 03/17/2036		3,409	3,824
6.750%, 04/03/2018		1,886	2,059
6.750%, 05/30/2040		2,590	2,876
6.300%, 02/14/2018	TRY	4,490	1,404
6.250%, 09/26/2022		3,662	4,006
6.000%, 01/14/2041		2,415	2,462
5.625%, 03/30/2021		2,449	2,601
5.125%, 03/25/2022		3,450	3,559
4.250%, 04/14/2026		1,639	1,536
TC Ziraat Bankasi
4.250%, 07/03/2019 (C)		1,710	1,684

			125,705

Ukraine — 0.3%
Government of Ukraine
9.250%, 07/24/2017		1,404	1,003
7.800%, 11/28/2022		1,162	831
6.750%, 11/14/2017		1,404	1,011
6.250%, 06/17/2016		1,039	738
Ukreximbank Via Biz Finance
9.625%, 04/27/2022 (C)		2,211	1,957

			5,540

United Kingdom — 0.0%
Sable International Finance
6.875%, 08/01/2022 (C)		664	671

Uruguay — 0.6%
Republic of Uruguay PIK
7.875%, 01/15/2033		2,379	3,101
Republic of Uruguay
7.625%, 03/21/2036		978	1,263
5.100%, 06/18/2050		3,877	3,553
4.500%, 08/14/2024		1,482	1,529
4.125%, 11/20/2045		517	425

			9,871

Venezuela — 2.5%
Petroleos de Venezuela
9.000%, 11/17/2021		2,470	919

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

August 31, 2015

Description	Face Amount (Thousands)(1)		Market Value ($ Thousands)

8.500%, 11/02/2017		330	$227
8.500%, 11/02/2017		22,593	15,528
6.000%, 05/16/2024		9,870	3,319
5.250%, 04/12/2017		20	8
5.250%, 04/12/2017		10,511	4,440
Republic of Venezuela
13.625%, 08/15/2018		497	253
13.625%, 08/15/2018		1,493	851
12.750%, 08/23/2022		2,660	1,240
12.750%, 08/23/2022		472	220
11.950%, 08/05/2031		5	2
11.950%, 08/05/2031		1,294	536
11.750%, 10/21/2026		1,000	413
11.750%, 10/21/2026		1,875	775
9.375%, 01/13/2034		7,931	2,930
9.250%, 09/15/2027		1,546	648
9.250%, 05/07/2028		2,693	987
9.000%, 05/07/2023		616	225
8.250%, 10/13/2024		577	205
8.250%, 10/13/2024		9,490	3,369
7.750%, 10/13/2019		611	215
7.650%, 04/21/2025		334	118
7.650%, 04/21/2025		20	7
5.750%, 02/26/2016		2,671	2,123
5.750%, 02/26/2016		4,005	3,184

			42,742

Vietnam — 0.1%
Socialist Republic of Vietnam
6.750%, 01/29/2020		534	583
4.800%, 11/19/2024 (C)		1,246	1,196

			1,779

Zambia — 0.5%
Republic of Zambia
10.000%, 09/03/2015	ZMW	2,420	273
8.970%, 07/30/2027		1,399	1,279
8.970%, 07/30/2027 (C)		1,518	1,381
8.500%, 04/14/2024		1,075	983
8.500%, 04/14/2024 (C)		912	834
5.375%, 09/20/2022		2,980	2,383
Republic of Zambia Treasury Bills
19.347%, 09/21/2015 (E)	ZMW	15,000	1,670

			8,803

Total Global Bonds (Cost $1,845,573) ($ Thousands)			1,587,921

LOAN PARTICIPATION — 0.0%

Singapore — 0.0%
Morton Bay Senior
6.220%, 01/02/2049 (F) (G)		3,020	—

Total Loan Participation (Cost $3,021) ($ Thousands)			—

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P.
0.060% ** † (I)	606	$606

Total Affiliated Partnership (Cost $606) ($ Thousands)		606

Total Investments — 91.9% (Cost $1,849,200) ($ Thousands) §		$1,588,527

A list of the open futures contracts held by the Fund at August 31, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
JSE Bond Future R2037	208	Nov-2015	$(17)
JSE Bond Future R208	962	Nov-2015	(36)
U.S. 10-Year Treasury Note	(190)	Sep-2015	(289)
U.S. 10-Year Treasury Note	93	Dec-2015	(27)
U.S. 2-Year Treasury Note	15	Dec-2015	(5)
U.S. 5-Year Treasury Note	(33)	Oct-2015	(35)
U.S. 5-Year Treasury Note	(107)	Jan-2016	46
U.S. Long Treasury Bond	20	Dec-2015	2

			$(361)

For the period ended August 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at August 31, 2015, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
09/01/15-12/02/15	USD	298,174	BRL	86,313	$5,056
09/01/15-12/02/15	BRL	60,103	USD	201,496	(5,112)
09/02/15-12/16/15	MYR	45,059	USD	180,150	(2,241)
09/02/15-10/14/15	USD	83,632	EUR	93,814	87
09/02/15-11/27/15	USD	163,956	MYR	42,330	3,324
09/03/15-10/14/15	EUR	90,800	USD	81,560	606
09/03/15-10/27/15	USD	403,841	THB	11,705	444
09/08/15-09/30/15	USD	10,903,981	CLP	16,801	1,071
09/08/15-11/20/15	IDR	28,400	USD	382,231,654	(1,386)
09/08/15-11/30/15	USD	3,536,898	RUB	58,066	5,494
09/08/15-12/16/15	USD	157,689	ILS	40,996	866
09/08/15-11/20/15	USD	444,408,731	IDR	32,416	924
09/08/15-09/08/15	USD	29,533	CAD	23,262	1,065

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

August 31, 2015

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
09/08/15-09/08/15	ILS	23,997	USD	91,333	(778)
09/08/15-10/14/15	RUB	34,607	USD	2,191,224	(2,047)
09/08/15-11/02/15	CLP	27,489	USD	17,949,795	(1,608)
09/08/15-09/08/15	CAD	23,038	USD	29,533	(841)
09/09/15	USD	263	GBP	409	5
09/10/15-12/01/15	EUR	2,520,796	HUF	8,092	60
09/10/15-09/10/15	HUF	5,910	EUR	1,842,794	(37)
09/14/15-09/28/15	RON	18,168	USD	70,845	(249)
09/14/15-10/20/15	EUR	55,508	RON	12,512	(10)
09/14/15-10/30/15	USD	95,034,181	COP	32,046	1,358
09/14/15-10/20/15	RON	3,753	EUR	16,661	8
09/14/15-09/28/15	USD	60,729	RON	15,284	(77)
09/15/15-09/15/15	USD	8,931	AUD	6,579	253
09/15/15-09/15/15	AUD	6,529	USD	8,931	(202)
09/15/15-09/15/15	CNH	7,909	USD	49,774	(198)
09/15/15-09/15/15	USD	49,774	CNH	7,891	180
09/16/15-11/18/15	USD	33,440,056	KRW	29,332	1,067
09/16/15-11/06/15	ZAR	18,301	USD	239,033	(379)
09/16/15-12/16/15	USD	42,857	SGD	31,030	700
09/16/15-11/19/15	USD	98,910	PEI	30,292	203
09/16/15-11/19/15	PEI	7,223	USD	24,401	131
09/16/15	HUF	1,536	USD	433,050	12
09/16/15	CNY	13,049	USD	80,302	(476)
09/16/15-09/30/15	TWD	9,685	USD	313,272	(54)
09/16/15-10/27/15	THB	12,524	USD	441,558	(222)
09/16/15-12/03/15	USD	736,190	TWD	23,672	1,032
09/16/15-09/16/15	USD	2,920,911	HUF	10,414	(27)
09/16/15-09/16/15	USD	412,356	PHP	8,892	75
09/16/15-10/29/15	SGD	18,262	USD	25,578	(142)
09/16/15-11/06/15	USD	247,547	ZAR	19,305	709
09/16/15-11/03/15	KRW	22,728	USD	26,125,756	(645)
09/16/15-12/16/15	PLN	49,119	USD	183,617	(470)
09/16/15-11/30/15	INR	26,107	USD	1,696,425	(728)
09/16/15-10/28/15	USD	120,212	TRY	42,799	1,923
09/16/15-11/12/15	COP	30,877	USD	91,069,658	(1,477)
09/16/15-10/28/15	TRY	36,897	USD	102,824	(1,949)
09/16/15	USD	80,310	CNY	12,147	(427)
09/16/15-09/28/15	USD	57,384	PLN	15,453	247
09/16/15-11/16/15	PHP	16,613	USD	749,639	(586)
09/17/15-12/16/15	MXN	38,284	USD	623,341	(1,307)
09/17/15-11/17/15	USD	399,343	MXN	24,435	677
09/23/15	USD	15,000	ZMW	1,749	71
09/25/15	CZK	2,830	USD	67,592	(27)
09/28/15-10/14/15	EUR	30,262	PLN	7,214	72
09/28/15-10/14/15	PLN	17,716	EUR	74,222	(196)
10/08/15-10/08/15	USD	432,480	INR	6,466	4
10/21/15-08/10/16	NGN	11,318	USD	2,814,568	1,646
10/26/15-07/29/16	USD	330,000	KES	3,026	(27)
11/18/15-11/18/15	USD	100,340	CZK	4,228	60
12/04/15-06/02/16	USD	2,102,152	NGN	8,725	(958)

					$4,547

A list of the counterparties for the open forward foreign currency contracts held by the Fund at August 31, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	$(16,660)	$17,013	$353
Brown Brothers Harriman	(10,654)	10,376	(278)
Citigroup	(246,901)	246,876	(26)
Goldman Sachs	(490,468)	492,198	1,730
HSBC	(4,549)	4,407	(143)
JPMorgan Chase Bank	(571,169)	571,725	556
Merrill Lynch	(5,682)	5,408	(274)
Standard Chartered	(111,620)	114,249	2,629

			$4,547

For the period ended August 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

11	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

August 31, 2015

A list of open OTC swap agreements held by the Fund at August 31, 2015, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Goldman Sachs	3-Month ZAR - JIBAR	8.76%	01/16/2029	ZAR	65,000	$116
Goldman Sachs	4.63%	1-Day CLP - CLICP	08/21/2025	CLP	275,000	33
Goldman Sachs	28-Day MXN - TIIE	6.36%	05/21/2025	MXN	29,801	5
Goldman Sachs	4.53%	1-Day CLP - CLICP	03/11/2025	CLP	1,015,968	132
Goldman Sachs	3-Month ZAR - JIBAR	8.30%	01/16/2024	ZAR	25,000	19
Goldman Sachs	3-Month ZAR - JIBAR	8.19%	12/20/2023	ZAR	16,000	7
Goldman Sachs	1-Year BRL - CDI	10.89%	01/03/2023	BRL	6,139	(351)
Goldman Sachs	1-Day BRL - CDI	11.99%	01/02/2023	BRL	3,000	(110)
Goldman Sachs	1-Day BRL - CDI	12.73%	01/04/2021	BRL	13,491	(242)
Goldman Sachs	5.76%	1-Day Columbia IBR Overnight Interbank	08/21/2020	COP	11,534,811	181
Goldman Sachs	6-Month THB - BIBOR	2.01%	08/05/2020	THB	40,000	(9)
Goldman Sachs	6-Month PLN - WIBOR	2.32%	07/15/2020	PLN	32,000	76
Goldman Sachs	5.33%	Columbia IBR Overnight Interbank	03/11/2020	COP	8,358,503	160
Goldman Sachs	5.12%	28-Day MXN - TIIE	11/28/2019	MXN	17,000	5
Goldman Sachs	28-Day MXN - TIIE	6.82%	06/27/2019	MXN	273,456	79
Goldman Sachs	1-Day BRL - CDI	13.39%	01/02/2019	BRL	18,383	(113)
Goldman Sachs	1-Day BRL - CDI	13.42%	01/02/2019	BRL	25,101	(148)
Goldman Sachs	1-Year BRL - CDI	11.81%	01/02/2018	BRL	12,298	(174)
Goldman Sachs	1-Year BRL - CDI	11.98%	01/02/2018	BRL	11,341	(146)
Goldman Sachs	1-Day BRL - CDI	12.86%	01/02/2018	BRL	47,206	(331)
Goldman Sachs	1-Day BRL - CDI	13.27%	01/02/2017	BRL	35,880	(110)
Goldman Sachs	2.45%	6-Month HUF - BUBOR	07/11/2016	HUF	3,518,440	(219)
Goldman Sachs	0.76%	3-Month ILS - TELBOR	05/22/2016	ILS	11,000	(20)
Goldman Sachs	0.95%	3-Month ILS - TELBOR	04/02/2016	ILS	7,800	(18)
Goldman Sachs	1.21%	3-Month ILS - TELBOR	02/14/2016	ILS	10,000	(30)
Goldman Sachs	3.31%	6-Month PLN - WIBOR	02/03/2016	PLN	37,500	(238)
Goldman Sachs	1.20%	3-Month ILS - TELBOR	01/16/2016	ILS	42,828	(127)
Goldman Sachs	1-Year BRL - CDI	11.59%	01/04/2016	BRL	6,632	(17)
Goldman Sachs	1-Year BRL - CDI	11.00%	01/04/2016	BRL	56,744	(167)
Goldman Sachs	1-Year BRL - CDI	11.92%	01/04/2016	BRL	18,744	(40)
JPMorgan Chase Bank	4.72%	1-Day CLP - CLICP	06/05/2025	CLP	1,670,898	190
JPMorgan Chase Bank	3.45%	6-Month HUF - BUBOR	05/11/2025	HUF	900,000	(115)
JPMorgan Chase Bank	4.29%	6-Month HUF - BUBOR	08/04/2024	HUF	1,000,000	(383)
JPMorgan Chase Bank	0.66%	6-Month CZK - PRIBOR	08/18/2020	CZK	36,000	(1)
JPMorgan Chase Bank	6-Month THB - BIBOR	2.13%	05/18/2020	THB	238,000	(6)
JPMorgan Chase Bank	0.50%	6-Month CZK - PRIBOR	05/05/2020	CZK	180,000	37
JPMorgan Chase Bank	0.59%	6-Month CZK - PRIBOR	03/13/2020	CZK	30,000	—
JPMorgan Chase Bank	0.54%	6-Month CZK - PRIBOR	02/16/2020	CZK	320,000	(11)
JPMorgan Chase Bank	3-Month ILS - TELBOR	1.14%	03/24/2019	ILS	125,000	(45)
JPMorgan Chase Bank	1.77%	3-Month HUF - BUBOR	07/17/2017	HUF	7,146,976	(26)
JPMorgan Chase Bank	0.64%	3-Month ILS - TELBOR	07/31/2016	ILS	20,000	(29)

						$(2,186)

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

August 31, 2015

Cross Currency Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount of Currency Received (Thousands)	Notional Amount of Currency Delivered (Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	3-Month USD - LIBOR	8.57%	10/28/2016	TRY	100,000	(44,783)	$(889)

A list of open centrally cleared swap agreements held by the Fund at August 31, 2015, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)
Bank of America	2.34%	3-Month USD - LIBOR	02/06/2045	USD	320	$25
Bank of America	2.14%	3-Month USD - LIBOR	01/12/2025	USD	9,306	39
JPMorgan Chase Bank	2.08%	3-Month USD - LIBOR	01/13/2025	USD	7,056	69

						$133

For the period ended August 31, 2015, the total amount of open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,729,259 ($ Thousands).

**	The rate reported is the 7-day effective yield as of August 31, 2015.

†	Investment in Affiliated Security.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Security in default on interest payments.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2015.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on August 31, 2015. The coupon on a step bond changes on a specified date.

(E)	The rate reported is the effective yield at time of purchase.

(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2015 was $269 ($ Thousands) and represented 0.0% of Net Assets.

(G)	Securities considered illiquid. The total market value of such securities as of August 31, 2015 was $269 ($ Thousands) and represented 0.0% of Net Assets.

(H)	This security or a partial position of this security is on loan at August 31, 2015. The total market value of securities on loan at August 31, 2015 was $592 ($ Thousands).

(I)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2015 was $606 ($ Thousands).

§	At August 31, 2015, the tax basis cost of the Fund’s investments was $1,849,200 ($ Thousands), and the unrealized appreciation and depreciation were $11,700 ($ Thousands) and $(272,373) ($ Thousands), respectively.

AUD — Australian Dollar

BIBOR — Bangkok Interbank Offered Rate

BRL — Brazilian Real

BUBOR — Budapest Interbank Offered Rate

CAD — Canadian Dollar

CDI — Average One-Day Interbank Deposit Rate

CLN — Credit Linked Note

CLP — Chilean Peso

CNH — Chinese Yuen (Offshore)

CNY — Chinese Yuen

COP — Colombian Peso

CZK — Czech Koruna

DOP — Dominican Peso

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli New Sheckels

JIBAR — Johannesburg Interbank Agreed Rate

KES — Kenyan Shilling

KRW — Korean Won

L.P. — Limited Partnership

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MYR — Malaysian Ringgit

MXN — Mexican Peso

NGN — Nigerian Naira

OTC — Over the Counter

PEI — Peruvian Inca

PHP — Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zloty

PRIBOR — Prague Interbank Offered Rate

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

TELBOR — Tel Aviv Interbank Offered Rate

THB — Thai Bhat

TIIE — Equilibrium Interbank Interest Rate

TRY — New Turkish Lira

TWD — Taiwanese Dollar

USD — U.S. Dollar

WIBOR — Warsaw Interbank Offered Rate

ZAR — South African Rand

ZMW — Zambia Kwacha

13	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

August 31, 2015

The following is a list of the level of inputs used as of August 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$1,587,652	$269	$1,587,921
Loan Participation	—	—	—	—
Affiliated Partnership	—	606	—	606

Total Investments in Securities	$—	$1,588,258	$269	$1,588,527

Other Financial Instruments	Level 1	Level 2	Level 3(1)	Total
Futures Contracts *
Unrealized Appreciation	$48	$—	$—	$48
Unrealized Depreciation	(409)	—	—	(409)
Forwards Contracts *
Unrealized Appreciation	—	29,430	—	29,430
Unrealized Depreciation	—	(24,883)	—	(24,883)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	1,040	—	1,040
Unrealized Depreciation	—	(3,226)	—	(3,226)
Cross Currency Swaps *
Unrealized Depreciation	—	(889)	—	(889)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	133	—	133

Total Other Financial Instruments	$(361)	$1,605	$—	$1,244

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2015, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Real Return Fund

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 100.2%
U.S. Treasury Inflation-Protected Securities
2.625%, 07/15/2017	$11,580	$12,153
2.375%, 01/15/2017	13,526	13,916
2.125%, 01/15/2019	11,218	11,991
1.875%, 07/15/2019	12,764	13,674
1.625%, 01/15/2018	12,234	12,686
1.375%, 07/15/2018	12,066	12,563
1.375%, 01/15/2020	15,504	16,335
1.250%, 07/15/2020	24,083	25,380
0.125%, 04/15/2017	36,253	36,122
0.125%, 04/15/2018	40,322	40,286
0.125%, 04/15/2019	39,941	39,870
0.125%, 04/15/2020	27,186	27,078

Total U.S. Treasury Obligations (Cost $265,611) ($ Thousands)		262,054

Total Investments — 100.2% (Cost $265,611) ($ Thousands) §		$262,054

Percentages are based on a Net Assets of $261,465 ($ Thousands).

§	At August 31, 2015, the tax basis cost of the Fund’s investments was $265,611 ($ Thousands), and the unrealized appreciation and depreciation were $338 ($ Thousands) and $(3,895) ($ Thousands), respectively.

As of August 31, 2015, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 37.7%

Consumer Discretionary — 1.1%
Comcast
6.500%, 01/15/2017	$3,830	$4,101
Walgreens Boots Alliance
1.750%, 11/17/2017	3,584	3,588

		7,689

Consumer Staples — 1.0%
Kraft Heinz Foods
1.600%, 06/30/2017 (A)	3,815	3,811
Reynolds American
2.300%, 06/12/2018	3,355	3,376

		7,187

Energy — 4.2%
BP Capital Markets
1.674%, 02/13/2018	1,735	1,735
Chevron Phillips Chemical LLC
1.700%, 05/01/2018 (A)	2,535	2,521
DCP Midstream Operating
2.500%, 12/01/2017	1,650	1,559
Enbridge
0.734%, 06/02/2017 (B)	3,250	3,215
Energy Transfer Partners
6.125%, 02/15/2017	180	190
2.500%, 06/15/2018	1,125	1,117
Enterprise Products Operating LLC
6.650%, 04/15/2018	2,092	2,347
1.650%, 05/07/2018	3,051	3,024
Kinder Morgan
7.000%, 06/15/2017	2,000	2,149
Kinder Morgan Energy Partners
5.950%, 02/15/2018	1,370	1,470
ONEOK Partners
2.000%, 10/01/2017	3,590	3,539
Petrobras Global Finance
3.250%, 03/17/2017	750	719
Plains All American Pipeline
6.500%, 05/01/2018	2,000	2,199
Statoil
0.511%, 11/09/2017 (B)	2,905	2,893
TransCanada PipeLines
1.875%, 01/12/2018	1,605	1,610
Weatherford International
6.350%, 06/15/2017	370	382

		30,669

Financials — 21.9%
Abbey National Treasury Services
1.375%, 03/13/2017	2,000	1,998
AIG Global Funding MTN
1.650%, 12/15/2017 (A)	890	889

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Express Bank
6.000%, 09/13/2017	$2,450	$2,660
American Express Credit
2.250%, 08/15/2019	2,000	1,995
1.300%, 07/29/2016	750	752
Bank of America
5.300%, 03/15/2017	850	895
1.700%, 08/25/2017	1,570	1,570
1.650%, 03/26/2018	3,600	3,582
1.250%, 02/14/2017	650	653
Bank of Montreal MTN
1.300%, 07/15/2016	4,660	4,683
Bank of New York Mellon MTN
1.350%, 03/06/2018	1,890	1,877
Bank of Tokyo-Mitsubishi
1.550%, 09/09/2016 (A)	2,695	2,709
Barclays
2.000%, 03/16/2018	3,580	3,559
BB&T MTN
1.600%, 08/15/2017	2,500	2,506
1.146%, 06/15/2018 (B)	1,425	1,432
Branch Banking & Trust
1.050%, 12/01/2016	1,680	1,678
Capital One Bank USA
1.150%, 11/21/2016	4,150	4,130
Citigroup
1.850%, 11/24/2017	960	960
1.800%, 02/05/2018	3,110	3,096
0.822%, 03/10/2017 (B)	2,200	2,195
0.551%, 06/09/2016 (B)	600	597
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/2017	2,000	2,056
0.766%, 03/18/2016 (B)	700	701
Daimler Finance North America LLC
1.375%, 08/01/2017 (A)	5,093	5,055
Export-Import Bank of Korea
1.027%, 01/14/2017 (B)	3,915	3,925
Fifth Third Bank
1.450%, 02/28/2018	4,424	4,374
Ford Motor Credit LLC
5.000%, 05/15/2018	2,750	2,928
0.799%, 09/08/2017 (B)	2,650	2,620
General Electric Capital MTN
5.625%, 09/15/2017	4,325	4,679
0.512%, 05/11/2016 (B)	1,045	1,046
Genworth Financial
8.625%, 12/15/2016	700	739
Goldman Sachs Group
2.375%, 01/22/2018	1,700	1,716
1.497%, 04/30/2018 (B)	3,970	4,009
Harley-Davidson Financial Services MTN
2.700%, 03/15/2017 (A)	670	683

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.550%, 11/17/2017 (A)	$4,650	$4,645
HSBC Bank USA NY
6.000%, 08/09/2017	500	540
HSBC USA
1.700%, 03/05/2018	2,800	2,785
Huntington National Bank
1.300%, 11/20/2016	4,020	4,014
Hyundai Capital America
2.000%, 03/19/2018 (A)	1,385	1,378
JPMorgan Chase
6.000%, 10/01/2017	2,150	2,320
1.700%, 03/01/2018	1,500	1,495
KeyBank
1.650%, 02/01/2018	2,578	2,569
1.100%, 11/25/2016	1,850	1,848
0.819%, 11/25/2016 (B)	400	400
Korea Development Bank
0.920%, 01/22/2017 (B)	5,600	5,597
Lloyds Bank
1.750%, 05/14/2018	2,970	2,950
MassMutual Global Funding
2.000%, 04/05/2017 (A)	1,350	1,366
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (A)	3,850	3,830
0.664%, 04/10/2017 (A) (B)	720	720
Morgan Stanley MTN
4.750%, 03/22/2017	3,480	3,651
MUFG Union Bank
1.500%, 09/26/2016	700	702
Nissan Motor Acceptance MTN
1.950%, 09/12/2017 (A)	850	856
1.500%, 03/02/2018 (A)	1,660	1,651
PNC Bank
1.150%, 11/01/2016	3,171	3,167
Pricoa Global Funding I
1.350%, 08/18/2017 (A)	4,250	4,243
1.150%, 11/25/2016 (A)	1,380	1,383
Royal Bank of Canada MTN
0.649%, 03/08/2016 (B)	1,650	1,652
Santander Bank
2.000%, 01/12/2018	2,030	2,021
Sumitomo Mitsui Banking MTN
1.350%, 07/11/2017	1,300	1,293
Synchrony Financial
1.875%, 08/15/2017	1,190	1,185
Travelers MTN
5.750%, 12/15/2017	875	959
UBS MTN
1.800%, 03/26/2018	4,750	4,734
US Bancorp MTN
1.650%, 05/15/2017	1,270	1,277
Volkswagen Group of America Finance LLC
1.600%, 11/20/2017 (A)	2,600	2,592

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Volkswagen International Finance
2.375%, 03/22/2017 (A)	$2,400	$2,437
Voya Financial
2.900%, 02/15/2018	4,630	4,717
Wells Fargo MTN
2.625%, 12/15/2016	1,300	1,326
1.400%, 09/08/2017	3,200	3,196
0.924%, 04/23/2018 (B)	600	601

		159,047

Health Care — 4.8%
AbbVie
1.800%, 05/14/2018	5,040	5,006
Actavis Funding SCS
2.350%, 03/12/2018	2,880	2,878
Anthem
2.300%, 07/15/2018	1,214	1,214
1.875%, 01/15/2018	2,570	2,557
Baxalta
2.000%, 06/22/2018 (A)	1,115	1,109
Bayer US Finance LLC
1.500%, 10/06/2017 (A)	4,995	5,008
Becton Dickinson
1.800%, 12/15/2017	3,850	3,847
Express Scripts Holding
2.650%, 02/15/2017	3,018	3,058
McLaren Health Care
1.964%, 05/15/2018	1,270	1,276
Mylan
1.350%, 11/29/2016	1,200	1,189
Perrigo
1.300%, 11/08/2016	1,480	1,471
UnitedHealth Group
1.400%, 12/15/2017	1,760	1,752
Zimmer Biomet Holdings
2.000%, 04/01/2018	2,345	2,328
Zoetis
1.150%, 02/01/2016	2,606	2,605

		35,298

Industrials — 0.9%
Harris
1.999%, 04/27/2018	1,620	1,611
Hutchison Whampoa International
1.625%, 10/31/2017 (A)	730	725
John Deere Capital MTN
1.400%, 03/15/2017	150	151
MUFG Americas Holdings
1.625%, 02/09/2018	2,100	2,094
Penske Truck Leasing LP
3.750%, 05/11/2017 (A)	2,090	2,154

		6,735

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Information Technology — 0.4%
Hewlett-Packard
3.000%, 09/15/2016	$3,100	$3,153

Materials — 1.1%
Ecolab
1.450%, 12/08/2017	2,590	2,559
Freeport-McMoRan
2.300%, 11/14/2017	2,245	2,088
Glencore Finance Canada
2.050%, 10/23/2015 (A)	700	700
Glencore Funding LLC
2.125%, 04/16/2018 (A)	2,800	2,664

		8,011

Telecommunication Services — 1.1%
AT&T
5.500%, 02/01/2018	2,800	3,022
Verizon Communications
1.350%, 06/09/2017	3,390	3,379
0.681%, 06/09/2017 (B)	1,700	1,694

		8,095

Utilities — 1.2%
Exelon
1.550%, 06/09/2017	2,080	2,075
Georgia Power
0.606%, 03/15/2016 (B)	225	225
Oncor Electric Delivery LLC
5.000%, 09/30/2017	660	706
Southern Power
1.500%, 06/01/2018	4,200	4,136
West Penn Power
5.950%, 12/15/2017 (A)	470	511
Xcel Energy
1.200%, 06/01/2017	1,145	1,144

		8,797

Total Corporate Obligations (Cost $276,128) ($ Thousands)		274,681

ASSET-BACKED SECURITIES — 17.2%

Automotive — 12.0%
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	3,000	3,004
Ally Master Owner Trust, Ser 2014-1, Cl A1
0.657%, 01/15/2019 (B)	3,260	3,263
Ally Master Owner Trust, Ser 2014-3, Cl A
1.330%, 03/15/2019	435	435
Ally Master Owner Trust, Ser 2014-4, Cl A1
0.598%, 06/17/2019 (B)	1,850	1,850
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl C
1.740%, 10/22/2018	850	853

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital Auto Receivables Asset Trust, Ser 2013-3, Cl B
2.320%, 07/20/2018	$6,095	$6,161
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A1
0.507%, 02/21/2017 (B)	765	764
CarMax Auto Owner Trust, Ser 2012-1, Cl C
2.200%, 10/16/2017	1,335	1,344
CarMax Auto Owner Trust, Ser 2012-1, Cl D
3.090%, 08/15/2018	3,195	3,223
CarMax Auto Owner Trust, Ser 2013-1, Cl A4
0.890%, 08/17/2018	600	598
CarMax Auto Owner Trust, Ser 2013-2, Cl B
1.210%, 01/15/2019	1,025	1,021
CarMax Auto Owner Trust, Ser 2013-4, Cl A4
1.280%, 05/15/2019	2,810	2,806
CarMax Auto Owner Trust, Ser 2014-1, Cl A3
0.790%, 10/15/2018	640	639
Chesapeake Funding LLC, Ser 2012-1A, Cl B
1.794%, 11/07/2023 (A) (B)	590	591
Chesapeake Funding LLC, Ser 2012-1A, Cl C
2.194%, 11/07/2023 (A) (B)	1,250	1,253
Chesapeake Funding LLC, Ser 2014-1A, Cl A
0.614%, 03/07/2026 (A) (B)	2,705	2,700
Chesapeake Funding LLC, Ser 2015-1A, Cl B
1.144%, 02/07/2027 (A) (B)	1,430	1,428
CPS Auto Receivables Trust, Ser 2013-B, Cl B
2.430%, 09/15/2020 (A)	391	394
CPS Auto Receivables Trust, Ser 2013-C, Cl A
1.640%, 04/16/2018 (A)	361	361
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (A)	538	539
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (A)	266	266
CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/2018 (A)	221	220
CPS Auto Receivables Trust, Ser 2014-C, Cl A
1.310%, 02/15/2019 (A)	379	379
Credit Acceptance Auto Loan Trust, Ser 2015-1A, Cl A
2.000%, 07/15/2022 (A)	1,395	1,395
Enterprise Fleet Financing LLC, Ser 2014-2, Cl A2
1.050%, 03/20/2020 (A)	2,266	2,263
First Investors Auto Owner Trust, Ser 2014-2A, Cl A3
1.490%, 12/15/2017 (A)	750	746
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	3,245	3,277
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl B
1.120%, 01/15/2018	2,740	2,730

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl C
1.370%, 01/15/2018	$950	$947
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/2019	1,350	1,349
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A2
0.537%, 08/15/2019 (B)	2,190	2,181
Ford Credit Floorplan Master Owner Trust, Ser 2015-4, Cl A2
0.791%, 08/15/2020 (B)	5,250	5,245
GE Dealer Floorplan Master Note Trust, Ser 2013-1, Cl A
0.603%, 04/20/2016 (B)	1,060	1,052
GM Financial Automobile Leasing Trust, Ser 2014-1A, Cl A4
1.300%, 05/21/2018 (A)	1,140	1,144
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl B
2.140%, 06/20/2019	2,845	2,870
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A1
1.650%, 05/15/2020 (A)	2,405	2,405
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl B
1.970%, 05/15/2020 (A)	1,320	1,319
Harley-Davidson Motorcycle Trust, Ser 2013-1, Cl A4
0.870%, 07/15/2019	250	250
Hertz Fleet Lease Funding, Ser 2013-3, Cl B
1.242%, 12/10/2027 (A) (B)	1,355	1,354
Mercedes-Benz Auto Receivables Trust, Ser 2013-1, Cl A4
1.130%, 11/15/2019	325	326
NextGear Floorplan Master Owner Trust, Ser 2014-1A, Cl A
1.920%, 10/15/2019 (A)	370	371
Nissan Auto Receivables Owner Trust, Ser 2013-C, Cl A3
0.670%, 08/15/2018	480	479
Porsche Innovative Lease Owner Trust, Ser 2014-1, Cl A4
1.260%, 09/21/2020 (A)	375	376
Prestige Auto Receivables Trust, Ser 2012-1A, Cl C
3.250%, 07/15/2019 (A)	1,429	1,445
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/2018 (A)	40	40
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/2018 (A)	397	397

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Prestige Auto Receivables Trust, Ser 2014-1A, Cl B
1.910%, 04/15/2020 (A)	$2,370	$2,379
Prestige Auto Receivables Trust, Ser 2015-1, Cl A3
1.530%, 02/15/2021 (A)	1,050	1,046
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl C
3.780%, 11/15/2017	358	359
Santander Drive Auto Receivables Trust, Ser 2012-2, Cl C
3.200%, 02/15/2018	773	776
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl C
3.010%, 04/16/2018	1,588	1,598
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl C
2.940%, 12/15/2017	1,853	1,868
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl B
1.560%, 08/15/2018	35	35
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl C
1.940%, 06/15/2016	882	885
Santander Drive Auto Receivables Trust, Ser 2012-AA, Cl C
1.780%, 11/15/2018 (A)	355	356
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl C
1.760%, 01/15/2019	1,430	1,432
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl B
1.330%, 03/15/2018	1,100	1,097
Santander Drive Auto Receivables Trust, Ser 2013-4, Cl A3
1.110%, 12/15/2017	181	182
Santander Drive Auto Receivables Trust, Ser 2013-A, Cl A3
1.020%, 02/15/2016 (A)	290	290
SMART Trust, Ser 2012-4US, Cl A4A
1.250%, 08/14/2018	235	234
Susquehanna Auto Receivables Trust, Ser 2014-1A, Cl A3
1.000%, 02/15/2018 (A)	550	550
Volkswagen Auto Lease Trust, Ser 2014-A, Cl A4
0.990%, 07/20/2018	740	740
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl A2
0.970%, 10/16/2017 (A)	696	696
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl B
1.580%, 04/15/2020 (A)	500	501

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Westlake Automobile Receivables Trust, Ser 2014-2A, Cl C
2.240%, 04/15/2020 (A)	$575	$576
Westlake Automobile Receivables Trust, Ser 2015-1A, Cl B
1.680%, 11/16/2020 (A)	1,845	1,840
Westlake Automobile Receivables Trust, Ser 2015-1A, Cl C
2.290%, 11/16/2020 (A)	1,600	1,600

		87,093

Credit Cards — 2.1%
BA Credit Card Trust, Ser 2014-A2, Cl A
0.468%, 09/16/2019 (B)	3,400	3,397
Chase Issuance Trust, Ser 2012-A2, Cl A2
0.457%, 05/15/2019 (B)	1,625	1,622
Chase Issuance Trust, Ser 2013-A1, Cl A1
1.300%, 02/18/2020	550	549
Chase Issuance Trust, Ser 2014-A3, Cl A3
0.387%, 05/15/2018 (B)	840	840
Citibank Credit Card Issuance Trust, Ser 2013-A10, Cl A10
0.730%, 02/07/2018	1,425	1,426
Citibank Credit Card Issuance Trust, Ser 2013-A6, Cl A6
1.320%, 09/07/2018	1,425	1,428
Discover Card Execution Note Trust, Ser 2014-A5, Cl A
1.390%, 04/15/2020	2,150	2,156
Discover Card Execution Note Trust, Ser 2015-A1, Cl A1
0.548%, 08/17/2020 (B)	2,320	2,318
Golden Credit Card Trust, Ser 2012-2A, Cl A1
1.770%, 01/15/2019 (A)	1,000	1,008
Synchrony Credit Card Master Note Trust, Ser 2012-6, Cl A
1.360%, 08/17/2020	916	917

		15,661

Mortgage Related Securities — 0.7%
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-2, Cl A1
0.791%, 06/25/2034 (B)	464	461
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
0.919%, 10/25/2034 (B)	789	776
Bear Stearns Asset-Backed Securities Trust, Ser 2004-2, Cl A1
1.191%, 08/25/2034 (B)	261	260
Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl M1
0.411%, 08/25/2036 (B)	3,400	3,314

		4,811

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Other Asset-Backed Securities — 2.4%
Ascentium Equipment Receivables, Ser 2014-1A, Cl A2
1.040%, 01/10/2017 (A)	$1,491	$1,490
Bear Stearns Asset-Backed Securities Trust, Ser 2004-SD3, Cl A3
0.761%, 09/25/2034 (B)	290	285
CenterPoint Energy Restoration Bond LLC, Ser 2009-1, Cl A2
3.460%, 08/15/2019	1,264	1,305
CIT Equipment Collateral, Ser 2014-VTI, Cl A3
1.690%, 10/21/2019	470	472
Credit-Based Asset Servicing and Securitization LLC, Ser 2005-CB3, Cl M2
0.819%, 05/25/2035 (B)	3,955	3,913
GE Equipment Midticket LLC, Ser 2014-1, Cl A3
1.140%, 05/22/2018	200	200
GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A4
1.440%, 10/25/2021 (A)	1,665	1,674
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T3, Cl B3
2.140%, 05/15/2046 (A)	1,000	995
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	9	9
John Deere Owner Trust, Ser 2014-B, Cl A3
1.070%, 11/15/2018	1,000	1,000
Kubota Credit Owner Trust, Ser 2014-1A, Cl A3
1.160%, 05/15/2018 (A)	2,000	1,998
Navient Student Loan Trust, Ser 2014-1, Cl A1
0.449%, 03/25/2021 (B)	1,632	1,630
Saxon Asset Securities Trust, Ser 2006-1, Cl A2C
0.511%, 03/25/2036 (B)	400	391
SLM Student Loan Trust, Ser 2006-10, Cl A4
0.365%, 07/25/2023 (B)	86	86
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.295%, 07/25/2017 (B)	83	83
Structured Asset Securities, Ser 2005-WF1, Cl A3
0.851%, 02/25/2035 (B)	2,015	2,001

		17,532

Total Asset-Backed Securities (Cost $125,189) ($ Thousands)		125,097

MORTGAGE-BACKED SECURITIES — 11.9%

Agency Mortgage-Backed Obligations — 2.9%
FHLMC
4.000%, 06/01/2025	951	1,014
2.259%, 03/01/2037	307	326
FHLMC CMO, Ser 2010-3747, Cl PA
4.000%, 04/15/2038	495	524

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2010-3753, Cl PD
3.000%, 09/15/2039	$1,314	$1,365
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2010-K008, Cl A1
2.746%, 12/25/2019	289	297
FHLMC Multifamily Structured Pass-Through Certificates, Ser K001, Cl A2
5.651%, 04/25/2016 (B)	114	116
FHLMC Multifamily Structured Pass-Through Certificates, Ser K501, Cl A2
1.655%, 11/25/2016	834	839
FNMA
5.000%, 06/01/2019	114	120
4.506%, 06/01/2019	550	587
2.500%, 04/01/2025	2,561	2,633
1.220%, 08/01/2017	671	675
FNMA CMO, Ser 2008-18, Cl HD
4.000%, 12/25/2018	188	193
FNMA CMO, Ser 2009-70, Cl NL
3.000%, 08/25/2019	182	186
FNMA CMO, Ser 2011-23, Cl AB
2.750%, 06/25/2020	200	204
FNMA CMO, Ser 2012-29, Cl NA
3.500%, 03/25/2042	734	754
FNMA CMO, Ser 2013-55, Cl MA
3.000%, 12/25/2032	1,571	1,636
GNMA ARM
3.000%, 02/20/2041 (B)	681	712
2.000%, 10/20/2042 (B)	565	586
1.750%, 04/20/2042 (B)	285	294
1.625%, 08/20/2040 (B)	578	601
GNMA CMO, Ser 2004-17, Cl MA
5.000%, 02/16/2032	104	106
GNMA CMO, Ser 2010-162, Cl PQ
4.500%, 06/16/2039	227	238
GNMA CMO, Ser 2011-106, Cl ME
3.000%, 06/20/2038	229	231
GNMA CMO, Ser 2012-31, Cl QJ
3.000%, 12/20/2039	675	696
GNMA, Ser 2012-109, Cl AB
1.388%, 09/16/2044	1,047	1,027
GNMA, Ser 2013-105, Cl A
1.705%, 02/16/2037	1,406	1,396
GNMA, Ser 2013-12, Cl AB
1.826%, 11/16/2052	1,485	1,447
GNMA, Ser 2013193, Cl AB
2.000%, 12/16/2049	829	833
GNMA, Ser 2014-103, Cl AB
1.742%, 06/16/2053	741	760
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.591%, 02/06/2020 (B)	915	918

		21,314

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Non-Agency Mortgage-Backed Obligations — 9.0%
Agate Bay Mortgage Trust, Ser 2015-2, Cl A7
3.500%, 03/25/2045 (A) (B)	$1,891	$1,936
Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/2045 (A) (B)	4,045	4,114
BAMLL Commercial Mortgage Securities Trust, Ser 2013-DSNY, Cl A
1.237%, 09/15/2026 (A) (B)	700	700
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
0.987%, 06/15/2028 (A) (B)	1,250	1,248
BLCP Hotel Trust, Ser 2014-CLRN, Cl A
1.148%, 08/15/2029 (A) (B)	1,056	1,055
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A2
1.813%, 09/10/2045	635	639
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	985	988
Citigroup Commercial Mortgage Trust, Ser 2013-SMP, Cl A
2.110%, 01/12/2030 (A)	662	667
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl A
0.938%, 06/15/2033 (A) (B)	3,925	3,908
COMM Mortgage Trust, Ser 2012-9W57, Cl A
2.365%, 02/10/2029 (A)	2,210	2,242
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	498	497
COMM Mortgage Trust, Ser 2014-BBG, Cl A
0.998%, 03/15/2029 (A) (B)	2,390	2,376
COMM Mortgage Trust, Ser 2014-PAT, Cl A
0.988%, 08/13/2027 (A) (B)	320	319
COMM Mortgage Trust, Ser 2014-UBS4, Cl A2
2.963%, 08/10/2019	1,000	1,028
CSMC Trust, Ser 2014-TIKI, Cl A
1.137%, 09/15/2038 (A) (B)	4,200	4,177
CSMC Trust, Ser 2014-WIN1, Cl 1A1
3.000%, 08/25/2029 (A) (B)	1,588	1,616
CSMC Trust, Ser 2014-WIN1, Cl 2A5
3.000%, 09/25/2044 (A) (B)	838	847
CSMC, Ser 2014-ICE, Cl A
0.998%, 04/15/2027 (A) (B)	1,050	1,042
CSMLT Trust, Ser 2015-1, Cl A3
3.500%, 05/25/2045 (A)	3,529	3,578
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M1
1.091%, 10/25/2027 (B)	2,425	2,411
GS Mortgage Securities Trust, Ser 2010-C1, Cl A1
3.679%, 05/10/2020 (A)	282	291

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	$84	$86
HILT Mortgage Trust, Ser 2014-ORL, Cl A
1.088%, 07/15/2029 (A) (B)	2,300	2,261
Homestar Mortgage Acceptance, Ser 2004-3, Cl AV1
0.641%, 07/25/2034 (B)	1,060	1,051
Impac CMB Trust Series, Ser 2003-8, Cl 1A1
0.871%, 10/25/2033 (B)	250	245
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A1
1.451%, 06/15/2019	1,027	1,024
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl A1
1.626%, 05/15/2048	1,175	1,170
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-PLSD, Cl A2
3.364%, 11/13/2028 (A)	2,950	3,018
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
1.098%, 10/15/2029 (A) (B)	1,500	1,488
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-FL5, Cl A
1.167%, 07/15/2031 (A) (B)	600	599
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
1.388%, 08/15/2027 (A) (B)	2,910	2,909
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-CSMO, Cl A
1.438%, 01/15/2032 (A) (B)	3,980	3,963
JPMorgan Chase Commercial Mortgage Securities Trust, Ser C19, Cl A1
1.266%, 04/15/2047	373	371
JPMorgan Trust, Ser 2015-3, Cl A5
3.500%, 05/25/2045 (A) (B)	2,542	2,590
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A2
1.972%, 08/15/2045	1,290	1,300
Morgan Stanley Capital I Trust, Ser 2012-C4, Cl A2
2.111%, 03/15/2045	1,275	1,287
WFRBS Commercial Mortgage Trust, Ser 2011-C2A2, Cl A2
3.791%, 02/15/2044 (A)	88	89
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl A2
2.072%, 03/15/2048	1,125	1,133
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl A2
2.917%, 08/15/2047	500	514
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl A1
1.518%, 11/15/2047	1,360	1,355

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WinWater Mortgage Loan Trust, Ser 2015-A, Cl A5
3.500%, 05/27/2045 (A) (B)	$2,994	$3,039

		65,171

Total Mortgage-Backed Securities (Cost $86,751) ($ Thousands)		86,485

MUNICIPAL BONDS — 3.0%
California State, Build America Project, GO
6.200%, 10/01/2019	1,290	1,500
Georgia State, Electric Authority, RB
3.552%, 01/01/2017	810	834
Hawaii State, Highway Revenue Authority, Ser C, RB
0.700%, 01/01/2016	850	850
Indiana Bond Bank, RB
3.908%, 08/01/2016	1,750	1,803
Intermountain Power Agency, Sub-Ser B, RB
1.333%, 07/01/2017	525	525
Kentucky State, Commission Revenue Board, RB
1.028%, 04/01/2016	190	190
Kentucky State, Property & Building Commission, Build America Project, RB
4.077%, 11/01/2015	600	603
Louisville, Regional Airport Authority, Ser C, RB
0.769%, 07/01/2016	1,000	1,002
Michigan State, Ser A, GO
1.625%, 05/15/2017	1,000	1,011
New Jersey State, Economic Development Authority, Ser Q, RB
1.802%, 06/15/2017	4,915	4,892
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.758%, 12/15/2018	1,000	990
New York City, Sub-Ser G, GO
1.700%, 04/01/2017	1,020	1,028
North Carolina State, Eastern Municipal Power Agency, RB
2.003%, 07/01/2018	2,455	2,477
Orange County, Ser A, RB
0.580%, 11/02/2015	1,185	1,186
Saint Paul, Housing & Redevelopment Authority, RB
1.838%, 07/01/2018	1,155	1,156
Salt Lake City, Redevelopment Agency, Performing Arts Center Project, TA
3.000%, 04/01/2016	1,400	1,419

Total Municipal Bonds (Cost $21,480) ($ Thousands)		21,466

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.8%
FHLMC
1.500%, 06/25/2018	$5,000	$5,004
1.350%, 09/14/2018	7,745	7,745

Total U.S. Government Agency Obligations (Cost $12,750) ($ Thousands)		12,749

SOVEREIGN DEBT — 1.2%
Hydro-Quebec
1.375%, 06/19/2017	1,290	1,299
Province of Ontario
1.600%, 09/21/2016	7,000	7,065

Total Sovereign Debt (Cost $8,365) ($ Thousands)		8,364

U.S. TREASURY OBLIGATIONS — 21.7%
U.S. Treasury Notes
3.125%, 05/15/2019	26,320	28,044
1.375%, 06/30/2018	8,100	8,177
1.375%, 03/31/2020	16,470	16,387
1.000%, 11/30/2019	24,720	24,268
0.750%, 02/28/2018	9,150	9,105
0.625%, 11/30/2017	14,545	14,463
0.625%, 04/30/2018	33,490	33,166
0.500%, 07/31/2017	3,100	3,086
0.089%, 04/30/2017 (B)	21,000	21,012

Total U.S. Treasury Obligations (Cost $157,394) ($ Thousands)		157,708

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.020% ** †	6,894,859	6,895

Total Cash Equivalent (Cost $6,895) ($ Thousands)		6,895

COMMERCIAL PAPER — 0.5%
Motiva Enterprises
0.410%, 09/03/2015 (C)	3,925	3,925

Total Commercial Paper (Cost $3,925) ($ Thousands)		3,925

Total Investments — 95.8% (Cost $698,877) ($ Thousands) §		$697,370

Percentages are based on Net Assets of $727,794 ($ Thousands).

**	The rate reported is the 7-day effective yield as of August 31, 2015.

†	Investment in Affiliated Security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2015.

(C)	The rate reported is the effective yield at time of purchase.

§	At August 31, 2015, the tax basis cost of the Fund’s investments was $698,877 ($ Thousands), and the unrealized appreciation and depreciation were $643 ($ Thousands) and $(2,150) ($ Thousands), respectively.

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of August 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$274,681	$—	$274,681
Asset-Backed Securities	—	125,097	—	125,097
Mortgage-Backed Securities	—	86,485	—	86,485
Municipal Bonds	—	21,466	—	21,466
U.S. Government Agency Obligations	—	12,749	—	12,749
Sovereign Debt	—	8,364	—	8,364
U.S. Treasury Obligations	—	157,708	—	157,708
Cash Equivalent	6,895	—	—	6,895
Commercial Paper	—	3,925	—	3,925

Total Investments in Securities	$6,895	$690,475	$—	$697,370

For the period ended August 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 82.4%

Consumer Discretionary — 3.8%
21st Century Fox America
8.150%, 10/17/2036	$40	$54
7.850%, 03/01/2039	1,100	1,518
7.700%, 10/30/2025	200	254
6.900%, 08/15/2039	2,170	2,606
6.200%, 12/15/2034	60	68
6.150%, 02/15/2041	320	359
3.700%, 09/15/2024	1,165	1,145
Amazon.com
4.950%, 12/05/2044	1,810	1,812
1.200%, 11/29/2017	970	964
Comcast
7.050%, 03/15/2033	40	52
6.950%, 08/15/2037	4,000	5,232
6.300%, 11/15/2017	2,316	2,553
5.650%, 06/15/2035	180	206
4.200%, 08/15/2034	3,700	3,616
3.375%, 02/15/2025	2,895	2,879
3.375%, 08/15/2025	4,030	4,016
Comcast Cable Communications Holdings
9.455%, 11/15/2022	950	1,307
DIRECTV Holdings LLC
4.450%, 04/01/2024	2,420	2,446
Home Depot
5.400%, 03/01/2016	8,306	8,506
4.400%, 04/01/2021	2,130	2,326
4.400%, 03/15/2045	840	852
2.250%, 09/10/2018	2,000	2,041
NBCUniversal Media LLC
5.950%, 04/01/2041	560	674
NVR
3.950%, 09/15/2022	765	775
QVC
5.450%, 08/15/2034	1,990	1,765
4.375%, 03/15/2023	1,395	1,335
Target
6.500%, 10/15/2037	1,780	2,291
3.500%, 07/01/2024	4,630	4,763
2.300%, 06/26/2019	3,700	3,754
Time Warner
6.250%, 03/29/2041	537	607
Viacom
5.850%, 09/01/2043	1,140	1,046
5.625%, 09/15/2019	3,200	3,492
5.250%, 04/01/2044	115	99

		65,413

Consumer Staples — 6.7%
Altria Group
9.950%, 11/10/2038	1,118	1,786

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Anheuser-Busch InBev Worldwide
2.500%, 07/15/2022	$7,302	$7,030
1.375%, 07/15/2017	5,255	5,269
Anheuser-Busch LLC
5.000%, 03/01/2019	1,000	1,094
BAT International Finance
2.750%, 06/15/2020 (A)	4,985	5,056
1.850%, 06/15/2018 (A)	3,220	3,218
Bowdoin College
4.693%, 07/01/2112	2,565	2,208
ConAgra Foods
1.300%, 01/25/2016	4,100	4,102
CVS Health
5.125%, 07/20/2045	1,820	1,945
4.875%, 07/20/2035	1,370	1,413
3.875%, 07/20/2025	2,425	2,482
3.500%, 07/20/2022	4,493	4,581
CVS, Pass-Through Trust
8.353%, 07/10/2031 (A)	2,479	3,311
7.507%, 01/10/2032 (A)	1,750	2,170
Diageo Capital
0.625%, 04/29/2016	5,030	5,025
HJ Heinz
4.875%, 02/15/2025 (A)	724	781
Japan Tobacco
2.100%, 07/23/2018 (A)	1,628	1,639
Kraft Heinz Foods
3.950%, 07/15/2025 (A)	3,060	3,108
2.800%, 07/02/2020 (A)	3,780	3,778
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,620	4,486
PepsiCo
4.600%, 07/17/2045	3,220	3,342
3.125%, 11/01/2020	4,605	4,763
1.250%, 04/30/2018	6,150	6,122
Philip Morris International
4.500%, 03/20/2042	1,620	1,611
3.875%, 08/21/2042	400	364
Reynolds American
5.850%, 08/15/2045	2,405	2,590
SABMiller Holdings
3.750%, 01/15/2022 (A)	4,200	4,326
2.450%, 01/15/2017 (A)	200	203
Sysco
2.600%, 06/12/2022	2,920	2,826
University of Southern California
5.250%, 10/01/2111	3,480	4,094
Walgreens Boots Alliance
1.750%, 11/17/2017	3,305	3,309
Wal-Mart Stores
5.800%, 02/15/2018	4,650	5,151
4.300%, 04/22/2044	3,170	3,209
3.250%, 10/25/2020	3,199	3,354

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.550%, 04/11/2023	$6,685	$6,437

		116,183

Energy — 6.1%
Anadarko Petroleum
6.450%, 09/15/2036	2,185	2,459
4.244%, 10/10/2036 (B)	12,000	4,631
BP Capital Markets
3.200%, 03/11/2016	2,000	2,024
1.846%, 05/05/2017	3,269	3,295
1.375%, 11/06/2017	2,957	2,944
British Transco Finance
6.625%, 06/01/2018	1,765	2,003
Chevron
1.365%, 03/02/2018	3,500	3,487
CNOOC Finance 2013
1.750%, 05/09/2018	220	218
1.125%, 05/09/2016	220	220
Columbia Pipeline Group
4.500%, 06/01/2025 (A)	1,620	1,546
2.450%, 06/01/2018 (A)	3,210	3,210
Conoco Funding
6.950%, 04/15/2029	1,252	1,566
ConocoPhillips
6.500%, 02/01/2039	1,715	2,070
2.400%, 12/15/2022	3,000	2,787
1.221%, 05/15/2022 (C)	3,955	3,955
Energy Transfer Partners
4.650%, 06/01/2021	575	581
4.150%, 10/01/2020	3,008	3,030
4.050%, 03/15/2025	3,415	3,102
Ensco
5.200%, 03/15/2025	4,680	4,187
Enterprise Products Operating LLC
3.900%, 02/15/2024	4,250	4,147
3.700%, 02/15/2026	1,875	1,769
Exxon Mobil
1.305%, 03/06/2018	7,145	7,140
Kinder Morgan
5.550%, 06/01/2045	1,330	1,141
5.300%, 12/01/2034	2,330	2,023
Kinder Morgan Energy Partners
6.375%, 03/01/2041	5,248	5,002
3.950%, 09/01/2022	1,362	1,270
Marathon Oil
2.800%, 11/01/2022	1,225	1,109
Nexen
7.400%, 05/01/2028	1,012	1,310
Noble Energy
5.250%, 11/15/2043	20	18
Phillips 66
5.875%, 05/01/2042	1,300	1,402
Shell International Finance
6.375%, 12/15/2038	1,375	1,744

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.375%, 05/11/2045	$3,395	$3,357
4.125%, 05/11/2035	2,400	2,332
3.625%, 08/21/2042	751	648
3.400%, 08/12/2023	5,025	5,066
2.125%, 05/11/2020	3,355	3,333
2.000%, 11/15/2018	1,200	1,207
Statoil
4.250%, 11/23/2041	1,845	1,794
1.200%, 01/17/2018	3,750	3,719
Suncor Energy
5.950%, 12/01/2034	775	864
Sunoco Logistics Partners Operations
4.950%, 01/15/2043	2,124	1,719
TransCanada PipeLines
6.100%, 06/01/2040	1,685	1,835
4.625%, 03/01/2034	1,255	1,204
Valero Energy
10.500%, 03/15/2039	1,668	2,378

		104,846

Financials — 37.2%
ABN AMRO Bank
1.094%, 10/28/2016 (A) (C)	1,930	1,937
ACE INA Holdings
5.800%, 03/15/2018	1,880	2,074
Aflac
2.650%, 02/15/2017	3,714	3,789
AgriBank
9.125%, 07/15/2019	1,407	1,734
AIA Group MTN
3.200%, 03/11/2025 (A)	5,640	5,399
Allstate
3.150%, 06/15/2023	7,085	7,039
American Express
7.000%, 03/19/2018	1,950	2,198
5.500%, 09/12/2016	2,898	3,026
American Express Credit MTN
2.800%, 09/19/2016	469	477
2.375%, 03/24/2017	3,510	3,564
1.125%, 06/05/2017	4,443	4,408
American Honda Finance
2.125%, 10/10/2018	5,920	5,951
American International Group
4.875%, 06/01/2022	1,300	1,418
4.800%, 07/10/2045	2,077	2,069
4.375%, 01/15/2055	2,315	2,089
American Tower Trust I
3.070%, 03/15/2023 ‡ (A)	4,085	3,980
Ameriprise Financial
4.000%, 10/15/2023	1,770	1,837
ANZ New Zealand International
1.750%, 03/29/2018 (A)	4,000	3,986
Apollo Management Holdings
4.000%, 05/30/2024 (A)	5,120	5,119

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Associates Corp of North America
6.950%, 11/01/2018	$503	$573
Bank of America MTN
7.625%, 06/01/2019	175	207
6.000%, 09/01/2017	5,000	5,393
6.000%, 10/15/2036	1,470	1,765
5.875%, 02/07/2042	1,500	1,760
5.650%, 05/01/2018	4,110	4,473
5.625%, 07/01/2020	3,145	3,533
5.000%, 01/21/2044	1,160	1,226
4.750%, 04/21/2045	4,935	4,701
4.250%, 10/22/2026	2,509	2,470
4.000%, 04/01/2024	3,620	3,699
4.000%, 01/22/2025	3,690	3,611
2.600%, 01/15/2019	2,545	2,562
Bank of New York Mellon MTN
2.300%, 09/11/2019	1,650	1,657
BB&T
6.850%, 04/30/2019	115	134
4.900%, 06/30/2017	880	929
Bear Stearns LLC
5.550%, 01/22/2017	460	484
Berkshire Hathaway
3.750%, 08/15/2021	2,110	2,244
Berkshire Hathaway Finance
4.300%, 05/15/2043	85	81
1.600%, 05/15/2017	3,500	3,523
Blackstone Holdings Finance LLC
5.000%, 06/15/2044 (A)	3,115	3,165
4.450%, 07/15/2045 (A)	3,845	3,606
BNP Paribas MTN
2.400%, 12/12/2018	4,920	4,954
Branch Banking & Trust
3.800%, 10/30/2026	1,780	1,810
2.850%, 04/01/2021	4,785	4,827
Brixmor Operating Partnership
3.850%, 02/01/2025 ‡	1,345	1,284
Capital One
1.650%, 02/05/2018	1,950	1,925
Capital One Bank USA
2.300%, 06/05/2019	2,905	2,859
Carlyle Holdings Finance LLC
3.875%, 02/01/2023 (A)	1,182	1,207
Carlyle Holdings II Finance
5.625%, 03/30/2043 (A)	4,259	4,533
CDP Financial
5.600%, 11/25/2039 (A)	700	859
4.400%, 11/25/2019 (A)	850	928
Charles Schwab
4.450%, 07/22/2020	1,720	1,889
Chubb
5.750%, 05/15/2018	3,803	4,221

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup
8.500%, 05/22/2019	$3,675	$4,438
6.675%, 09/13/2043	1,500	1,859
6.125%, 11/21/2017	1,150	1,253
6.000%, 08/15/2017	600	648
5.500%, 09/13/2025	2,565	2,788
4.950%, 11/07/2043	2,100	2,176
4.650%, 07/30/2045	1,870	1,867
4.400%, 06/10/2025	6,065	6,099
1.700%, 07/25/2016	569	572
1.350%, 03/10/2017	4,220	4,206
CME Group
3.000%, 03/15/2025	2,765	2,690
Cooperatieve Centrale Raiffeisen-Boerenleenbank MTN
5.800%, 09/30/2110 (A)	400	433
5.250%, 08/04/2045	4,160	4,270
4.375%, 08/04/2025	4,190	4,194
3.875%, 02/08/2022	3,275	3,426
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045 (A)	3,270	3,194
Credit Suisse NY MTN
3.625%, 09/09/2024	4,730	4,711
3.000%, 10/29/2021	3,305	3,289
1.750%, 01/29/2018	5,005	4,980
1.375%, 05/26/2017	3,305	3,299
Crown Castle Towers LLC
6.113%, 01/15/2020 (A)	4,235	4,750
3.222%, 05/15/2022 (A)	2,230	2,174
Daimler Finance North America LLC
2.875%, 03/10/2021 (A)	3,085	3,074
1.375%, 08/01/2017 (A)	3,000	2,977
Discover Financial Services
3.950%, 11/06/2024	2,860	2,754
Farmers Exchange Capital III
5.454%, 10/15/2054 (A) (C)	1,750	1,731
Fifth Third Bank
2.875%, 10/01/2021	3,570	3,555
Ford Holdings
9.300%, 03/01/2030	287	406
Ford Motor
7.450%, 07/16/2031	795	1,002
7.400%, 11/01/2046	340	429
General Electric Capital MTN
7.500%, 08/21/2035	385	551
6.375%, 11/15/2067 (C)	1,800	1,922
6.000%, 08/07/2019	9,920	11,316
5.875%, 01/14/2038	2,935	3,563
5.625%, 09/15/2017	3,010	3,256
5.625%, 05/01/2018	320	351
5.400%, 02/15/2017	2,170	2,297
2.300%, 04/27/2017	2,745	2,790
0.684%, 05/05/2026 (C)	2,210	2,110

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

General Motors
4.875%, 10/02/2023	$2,830	$2,882
Goldman Sachs Group MTN
7.500%, 02/15/2019	2,900	3,387
6.750%, 10/01/2037	2,250	2,684
6.345%, 02/15/2034	760	869
6.250%, 02/01/2041	1,900	2,271
6.150%, 04/01/2018	1,155	1,273
6.125%, 02/15/2033	720	857
5.950%, 01/18/2018	1,720	1,875
5.950%, 01/15/2027	2,110	2,364
5.375%, 03/15/2020	2,890	3,205
4.800%, 07/08/2044	6,440	6,504
2.900%, 07/19/2018	3,735	3,819
1.925%, 11/29/2023 (C)	4,000	4,080
Hartford Financial Services Group
6.625%, 03/30/2040	20	25
6.100%, 10/01/2041	1,820	2,166
5.125%, 04/15/2022	2,180	2,427
HCP
4.200%, 03/01/2024 ‡	4,071	4,040
HSBC Bank
7.650%, 05/01/2025	2,255	2,806
4.875%, 08/24/2020	4,285	4,696
HSBC Bank USA
5.875%, 11/01/2034	1,000	1,156
HSBC Finance
6.676%, 01/15/2021	2,795	3,252
HSBC Holdings
6.375%, 03/29/2049 (C)	2,535	2,519
5.100%, 04/05/2021	111	123
Huntington National Bank
1.700%, 02/26/2018	2,750	2,734
Infinity Property & Casualty
5.000%, 09/19/2022	2,075	2,171
ING US
5.500%, 07/15/2022	2,755	3,106
Intesa Sanpaolo
2.375%, 01/13/2017	2,840	2,846
JPMorgan Chase
6.400%, 05/15/2038	2,940	3,684
6.000%, 10/01/2017	7,055	7,613
6.000%, 01/15/2018	8,900	9,727
4.950%, 06/01/2045	3,160	3,154
4.625%, 05/10/2021	740	802
3.900%, 07/15/2025	3,830	3,891
3.875%, 09/10/2024	6,960	6,855
3.250%, 09/23/2022	3,355	3,332
0.616%, 06/13/2016 (C)	2,540	2,533
KeyBank
1.700%, 06/01/2018	2,495	2,482
KFW
2.125%, 01/17/2023	3,305	3,299

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.250%, 02/15/2017	$5,705	$5,746
KKR Group Finance
6.375%, 09/29/2020 (A)	1,580	1,861
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	5,600	5,393
Liberty Mutual Group
6.500%, 05/01/2042 (A)	2,131	2,497
Lloyds Bank
2.350%, 09/05/2019	1,880	1,883
Lloyds TSB Bank MTN
6.500%, 09/14/2020 (A)	2,870	3,318
Macquarie Group MTN
4.875%, 08/10/2017 (A)	2,890	3,028
McGraw Hill Financial
3.300%, 08/14/2020 (A)	4,178	4,198
Merrill Lynch MTN
6.875%, 04/25/2018	1,120	1,255
6.400%, 08/28/2017	2,120	2,303
MetLife
10.750%, 08/01/2039	1,835	2,905
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (A)	4,500	4,686
3.650%, 06/14/2018 (A)	560	588
2.300%, 04/10/2019 (A)	5,000	5,020
1.500%, 01/10/2018 (A)	562	559
Mitsubishi UFJ Trust & Banking
1.600%, 10/16/2017 (A)	3,500	3,480
Morgan Stanley MTN
7.300%, 05/13/2019	2,355	2,758
7.250%, 04/01/2032	20	26
6.625%, 04/01/2018	7,600	8,472
6.375%, 07/24/2042	2,650	3,278
5.625%, 09/23/2019	1,145	1,273
4.350%, 09/08/2026	4,750	4,745
4.300%, 01/27/2045	8,172	7,711
4.000%, 07/23/2025	4,120	4,205
3.950%, 04/23/2027	3,350	3,191
2.800%, 06/16/2020	3,140	3,151
2.650%, 01/27/2020	2,900	2,900
0.769%, 10/15/2015 (C)	1,940	1,940
MUFG Americas Holdings
3.000%, 02/10/2025	3,940	3,751
MUFG Union Bank
3.000%, 06/06/2016	7,635	7,757
National Rural Utilities Cooperative Finance MTN
4.023%, 11/01/2032	3,545	3,481
0.950%, 04/24/2017	3,355	3,344
New York Life Global Funding
1.950%, 02/11/2020 (A)	3,500	3,456
Nissan Motor Acceptance MTN
1.500%, 03/02/2018 (A)	3,000	2,984

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nomura Holdings MTN
2.000%, 09/13/2016	$3,340	$3,362
Nordea Bank MTN
1.625%, 05/15/2018 (A)	2,700	2,685
PACCAR Financial MTN
1.600%, 03/15/2017	164	165
1.100%, 06/06/2017	3,680	3,671
Pacific Life Insurance
9.250%, 06/15/2039 (A)	1,215	1,832
PNC Bank
3.300%, 10/30/2024	1,840	1,821
1.600%, 06/01/2018	4,485	4,463
Principal Financial Group
3.400%, 05/15/2025	1,951	1,886
Principal Life Global Funding II
1.500%, 09/11/2017 (A)	2,157	2,154
Prudential Financial MTN
5.700%, 12/14/2036	1,660	1,842
Realty Income
4.650%, 08/01/2023 ‡	1,430	1,495
Royal Bank of Scotland Group MTN
6.400%, 10/21/2019	1,610	1,802
Simon Property Group
10.350%, 04/01/2019 ‡	630	792
6.125%, 05/30/2018 ‡	3,502	3,898
4.375%, 03/01/2021 ‡	2,300	2,477
2.500%, 09/01/2020 ‡	5,605	5,604
2.200%, 02/01/2019 ‡	8,355	8,426
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	125	156
4.900%, 09/15/2044 (A)	1,890	1,928
TIAA Asset Management Finance LLC
4.125%, 11/01/2024 (A)	3,240	3,275
2.950%, 11/01/2019 (A)	3,305	3,326
Toronto-Dominion Bank MTN
2.625%, 09/10/2018	3,500	3,577
Toyota Motor Credit MTN
2.800%, 07/13/2022	2,450	2,437
2.050%, 01/12/2017	245	248
1.550%, 07/13/2018	3,500	3,485
1.450%, 01/12/2018	4,860	4,862
Travelers MTN
5.900%, 06/02/2019	155	176
5.750%, 12/15/2017	185	203
UBS MTN
5.875%, 12/20/2017	368	401
5.750%, 04/25/2018	160	175
1.800%, 03/26/2018	3,500	3,488
1.375%, 08/14/2017	2,545	2,537
US Bancorp MTN
2.200%, 11/15/2016	2,840	2,879
1.650%, 05/15/2017	3,500	3,520

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

US Bank
2.125%, 10/28/2019	$2,710	$2,719
Validus Holdings
8.875%, 01/26/2040	1,410	1,850
Vesey Street Investment Trust I
4.404%, 09/01/2016 (D)	2,720	2,798
Volkswagen Group of America Finance LLC
2.400%, 05/22/2020 (A)	1,055	1,046
1.650%, 05/22/2018 (A)	3,250	3,224
1.250%, 05/23/2017 (A)	2,175	2,168
Wachovia
0.637%, 10/28/2015 (C)	2,330	2,331
Wachovia Capital Trust III
5.570%, 12/31/2049 (C)	1,940	1,913
WEA Finance LLC
4.750%, 09/17/2044 (A)	120	119
3.750%, 09/17/2024 (A)	3,382	3,344
Wells Fargo MTN
4.650%, 11/04/2044	2,310	2,264
4.300%, 07/22/2027	3,720	3,782
3.900%, 05/01/2045	480	439
2.600%, 07/22/2020	1,340	1,342
2.150%, 01/15/2019	12,330	12,356
2.150%, 01/30/2020	6,660	6,603
Westpac Banking
4.625%, 06/01/2018	3,466	3,688
WP Carey
4.600%, 04/01/2024 ‡	4,135	4,176
ZFS Finance USA Trust I
6.500%, 05/09/2037 (A) (C)	6,500	6,727
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (C)	500	508

		639,683

Health Care — 7.5%
AbbVie
4.700%, 05/14/2045	1,870	1,807
4.500%, 05/14/2035	2,830	2,711
4.400%, 11/06/2042	1,700	1,570
3.200%, 11/06/2022	1,425	1,409
2.500%, 05/14/2020	1,000	989
2.000%, 11/06/2018	4,345	4,332
1.750%, 11/06/2017	477	477
Aetna
2.750%, 11/15/2022	3,155	3,010
AmerisourceBergen
3.250%, 03/01/2025	3,500	3,375
1.150%, 05/15/2017	520	516
Bayer US Finance LLC
2.375%, 10/08/2019 (A)	4,520	4,541
1.500%, 10/06/2017 (A)	3,165	3,173
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/2025 (A)	2,086	2,051

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Celgene
2.125%, 08/15/2018	$1,490	$1,490
Coventry Health Care
5.950%, 03/15/2017	5,700	6,059
Dignity Health
2.637%, 11/01/2019	4,119	4,173
Forest Laboratories LLC
4.875%, 02/15/2021 (A)	2,280	2,436
Gilead Sciences
3.500%, 02/01/2025	3,367	3,363
2.050%, 04/01/2019	4,100	4,121
Humana
7.200%, 06/15/2018	1,925	2,185
Johnson & Johnson
5.550%, 08/15/2017	2,069	2,246
Medtronic
4.375%, 03/15/2035	2,315	2,300
4.375%, 03/15/2035 (A)	5,750	5,712
3.150%, 03/15/2022 (A)	2,800	2,805
2.500%, 03/15/2020	2,605	2,623
2.500%, 03/15/2020 (A)	3,500	3,525
1.500%, 03/15/2018	4,050	4,039
Merck
2.750%, 02/10/2025	2,040	1,959
2.350%, 02/10/2022	3,190	3,112
1.850%, 02/10/2020	3,375	3,355
1.300%, 05/18/2018	4,200	4,179
Mylan
2.550%, 03/28/2019	1,700	1,666
Perrigo Finance
3.500%, 12/15/2021	3,280	3,201
Pfizer
6.200%, 03/15/2019	2,880	3,274
Pharmacia
6.600%, 12/01/2028	1,700	2,175
Roche Holdings
2.875%, 09/29/2021 (A)	3,950	3,986
Sanofi
1.250%, 04/10/2018	6,365	6,313
Takeda Pharmaceutical
1.625%, 03/17/2017 (A)	1,000	1,004
UnitedHealth Group
4.750%, 07/15/2045	1,370	1,439
4.700%, 02/15/2021	4,150	4,559
4.625%, 07/15/2035	825	863
2.875%, 12/15/2021	2,580	2,586
2.700%, 07/15/2020	1,010	1,023
1.900%, 07/16/2018	1,780	1,785
1.400%, 12/15/2017	4,945	4,922

		128,439

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Industrials — 5.7%
Air Canada, Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	$4,250	$4,151
Air Lease
2.125%, 01/15/2018	1,950	1,930
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	2,343	2,495
American Airlines, Pass-Through Trust, Ser 2014-1, Cl A
4.375%, 10/01/2022	1,765	1,791
BAE Systems
5.800%, 10/11/2041 (A)	3,940	4,495
Boeing
2.500%, 03/01/2025	2,100	1,996
Burlington Northern Santa Fe LLC
5.650%, 05/01/2017	1,700	1,817
Canadian National Railway
2.850%, 12/15/2021	3,005	3,026
1.450%, 12/15/2016	2,910	2,923
Caterpillar
4.750%, 05/15/2064	705	703
3.803%, 08/15/2042	1,245	1,130
3.400%, 05/15/2024	2,400	2,412
Continental Airlines, Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	4,496	4,541
Delta Air Lines, Pass-Through Trust, Ser 2011-1, Cl A
5.300%, 04/15/2019	56	59
Delta Air Lines, Pass-Through Trust, Ser 2012-1, Cl A
4.750%, 05/07/2020	4,282	4,454
Delta Air Lines, Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	1,572	1,584
General Dynamics
2.250%, 11/15/2022	2,595	2,459
General Electric
5.250%, 12/06/2017	2,920	3,148
4.500%, 03/11/2044	2,345	2,379
4.125%, 10/09/2042	2,315	2,213
John Deere Capital MTN
2.800%, 03/04/2021	6,630	6,695
1.350%, 01/16/2018	2,000	1,992
Koninklijke Philips
3.750%, 03/15/2022	1,790	1,779
Lockheed Martin
4.070%, 12/15/2042	1,783	1,649
2.125%, 09/15/2016	762	771
Norfolk Southern
6.000%, 05/23/2111	4,499	5,004

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

PACCAR Financial MTN
2.200%, 09/15/2019	$4,000	$4,030
Parker-Hannifin MTN
4.200%, 11/21/2034	3,065	3,107
Raytheon
2.500%, 12/15/2022	5,065	4,981
Siemens Financieringsmaatschappij
4.400%, 05/27/2045 (A)	3,330	3,333
2.900%, 05/27/2022 (A)	2,470	2,440
Union Pacific
4.821%, 02/01/2044	2	2
United Parcel Service
3.125%, 01/15/2021	3,000	3,092
United Technologies
5.700%, 04/15/2040	280	329
4.500%, 06/01/2042	8,220	8,335
WW Grainger
4.600%, 06/15/2045	900	923

		98,168

Information Technology — 5.0%
Alibaba Group Holding
3.125%, 11/28/2021 (A)	6,820	6,591
1.625%, 11/28/2017 (A)	5,648	5,599
Apple
4.375%, 05/13/2045	3,135	3,108
2.850%, 05/06/2021	4,767	4,852
2.700%, 05/13/2022	4,340	4,288
1.550%, 02/07/2020	5,000	4,881
Broadcom MTN
4.500%, 08/01/2034	3,885	3,856
CDK Global
4.500%, 10/15/2024	2,351	2,343
Cisco Systems
1.100%, 03/03/2017	2,000	2,004
Corning
7.250%, 08/15/2036	1,604	1,958
2.900%, 05/15/2022	3,285	3,271
Intel
4.900%, 07/29/2045	5,370	5,528
3.700%, 07/29/2025	775	784
2.450%, 07/29/2020	1,210	1,215
International Business Machines
1.950%, 07/22/2016	1,831	1,853
1.950%, 02/12/2019	2,000	2,008
Microsoft
3.500%, 02/12/2035	2,815	2,603
2.700%, 02/12/2025	7,230	6,977
Oracle
6.125%, 07/08/2039	1,000	1,213
4.300%, 07/08/2034	2,940	2,919
2.500%, 05/15/2022	3,315	3,226
2.250%, 10/08/2019	7,180	7,214

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Qualcomm
4.800%, 05/20/2045	$1,555	$1,345
4.650%, 05/20/2035	715	652
Seagate HDD Cayman
5.750%, 12/01/2034 (A)	3,835	3,751
4.875%, 06/01/2027 (A)	575	530
4.750%, 06/01/2023	2,115	2,052
4.750%, 01/01/2025	205	195

		86,816

Materials — 1.5%
Albemarle
5.450%, 12/01/2044	665	663
4.150%, 12/01/2024	1,260	1,231
3.000%, 12/01/2019	250	249
BHP Billiton Finance USA
5.000%, 09/30/2043	1,234	1,268
Ecolab
4.350%, 12/08/2021	1,120	1,204
Freeport-McMoRan
3.550%, 03/01/2022	3,600	2,772
Georgia-Pacific LLC
8.875%, 05/15/2031	660	951
3.600%, 03/01/2025 (A)	1,185	1,168
International Paper
5.150%, 05/15/2046	2,365	2,280
LyondellBasell Industries
4.625%, 02/26/2055	3,400	2,927
Rio Tinto Finance USA
6.500%, 07/15/2018	3,515	3,912
3.750%, 06/15/2025	2,615	2,531
2.250%, 12/14/2018	950	943
Rockwood Specialties Group
4.625%, 10/15/2020	1,850	1,915
Xstrata Finance Canada
5.800%, 11/15/2016 (A)	1,200	1,229

		25,243

Telecommunication Services — 2.2%
America Movil
3.125%, 07/16/2022	6,630	6,502
CCO Safari II LLC
6.384%, 10/23/2035 (A)	4,417	4,500
4.464%, 07/23/2022 (A)	2,105	2,095
Deutsche Telekom International Finance
9.250%, 06/01/2032	80	119
SES Global Americas Holdings
5.300%, 03/25/2044 (A)	1,750	1,714
Telefonos de Mexico
5.500%, 11/15/2019	2,715	3,019
Tencent Holdings MTN
2.000%, 05/02/2017 (A)	2,955	2,946
Verizon Communications
5.012%, 08/21/2054	1,342	1,229
4.862%, 08/21/2046	2,423	2,283

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.672%, 03/15/2055	$3,920	$3,396
4.522%, 09/15/2048	2,629	2,347
4.150%, 03/15/2024	1,540	1,574
Wireless Telecom Services
3.324%, 11/27/2022	8,000	6,092

		37,816

Utilities — 6.7%
Ameren Illinois
6.125%, 11/15/2017	1,450	1,594
2.700%, 09/01/2022	2,000	1,957
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	2,215	2,293
Commonwealth Edison
4.000%, 08/01/2020	40	43
Connecticut Light & Power
5.650%, 05/01/2018	2,720	3,015
Consumers Energy
6.700%, 09/15/2019	425	496
Dominion Resources
5.250%, 08/01/2033	3,531	3,780
Duke Energy Carolinas LLC
5.300%, 02/15/2040	20	23
5.100%, 04/15/2018	410	446
4.300%, 06/15/2020	200	218
4.250%, 12/15/2041	125	125
4.000%, 09/30/2042	405	394
3.900%, 06/15/2021	230	245
Duke Energy Florida
3.100%, 08/15/2021	5,500	5,652
Duke Energy Indiana
6.350%, 08/15/2038	290	370
4.900%, 07/15/2043	250	271
Duke Energy Progress LLC
5.300%, 01/15/2019	455	504
4.200%, 08/15/2045	3,520	3,517
4.100%, 05/15/2042	879	862
3.000%, 09/15/2021	2,685	2,734
2.800%, 05/15/2022	126	124
Electricite de France
6.000%, 01/22/2114 (A)	140	148
2.150%, 01/22/2019 (A)	4,000	4,017
Exelon
3.950%, 06/15/2025	1,846	1,851
2.850%, 06/15/2020	1,950	1,947
Exelon Generation LLC
5.750%, 10/01/2041	86	87
Florida Power
6.400%, 06/15/2038	40	52
6.350%, 09/15/2037	85	110
Florida Power & Light
5.960%, 04/01/2039	130	164
5.125%, 06/01/2041	217	247
4.125%, 02/01/2042	2,990	2,963

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Georgia Power
4.300%, 03/15/2042	$340	$304
4.300%, 03/15/2043	3,745	3,354
Great Plains Energy
5.292%, 06/15/2022 (D)	1,090	1,211
Kansas City Power & Light
7.150%, 04/01/2019	4,880	5,694
Kentucky Utilities
5.125%, 11/01/2040	295	330
Louisville Gas & Electric
4.650%, 11/15/2043	130	138
Massachusetts Electric
5.900%, 11/15/2039 (A)	210	253
MidAmerican Energy
5.800%, 10/15/2036	105	127
5.300%, 03/15/2018	285	310
2.400%, 03/15/2019	2,845	2,890
Monongahela Power
5.400%, 12/15/2043 (A)	2,215	2,421
4.100%, 04/15/2024 (A)	860	882
Nevada Power
7.125%, 03/15/2019	400	467
NextEra Energy Capital Holdings
1.586%, 06/01/2017	2,765	2,750
Northern States Power
3.400%, 08/15/2042	105	93
Oglethorpe Power
5.375%, 11/01/2040	1,420	1,573
4.200%, 12/01/2042	160	150
Oncor Electric Delivery
6.800%, 09/01/2018	525	597
5.300%, 06/01/2042	3,413	3,741
Pacific Gas & Electric
5.800%, 03/01/2037	2,226	2,584
PacifiCorp
6.000%, 01/15/2039	4,055	4,934
5.650%, 07/15/2018	100	111
5.500%, 01/15/2019	400	445
4.100%, 02/01/2042	105	102
2.950%, 06/01/2023	4,000	3,950
PECO Energy
4.800%, 10/15/2043	3,440	3,652
Public Service Electric & Gas MTN
1.800%, 06/01/2019	4,198	4,162
Public Service of Colorado
6.250%, 09/01/2037	230	296
4.300%, 03/15/2044	280	282
3.950%, 03/15/2043	210	200
Public Service of Oklahoma
6.625%, 11/15/2037	900	1,162
San Diego Gas & Electric
3.950%, 11/15/2041	41	40
3.600%, 09/01/2023	1,224	1,273

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.000%, 08/15/2021	$2,470	$2,533
Sempra Energy
9.800%, 02/15/2019	100	124
South Carolina Electric & Gas
5.450%, 02/01/2041	2,190	2,458
Southaven Combined Cycle Generation LLC
3.846%, 08/15/2033	181	184
Southern
2.450%, 09/01/2018	4,000	4,030
Southern California Edison
4.650%, 10/01/2043	1,085	1,144
3.875%, 06/01/2021	2,410	2,564
1.845%, 02/01/2022	5,075	5,047
1.125%, 05/01/2017	595	592
Southern California Gas
3.750%, 09/15/2042	180	168
Union Electric
6.700%, 02/01/2019	5,035	5,796

		115,367

Total Corporate Obligations (Cost $1,461,482) ($ Thousands)		1,417,974

MUNICIPAL BONDS — 3.2%
Bay Area Toll Authority, Build America Project, RB
6.793%, 04/01/2030	1,222	1,520
City of Houston, Ser A, GO
6.290%, 03/01/2032	2,665	3,231
City of New York New York, Build America Project, GO
6.271%, 12/01/2037	900	1,126
Commonwealth of Massachusetts, Build America Project, GO
4.910%, 05/01/2029	100	112
Commonwealth of Massachusetts, Build America Project, RB
5.731%, 06/01/2040	80	100
Commonwealth of Pennsylvania, Build America Project, GO
5.450%, 02/15/2030	320	370
East Baton Rouge Sewerage Commission, Build America Project, RB Callable 02/01/2020 @ 100
6.087%, 02/01/2045	965	1,072
Grand Parkway Transportation, RB
5.184%, 10/01/2042	530	620
Illinois State, GO
5.100%, 06/01/2033	1,700	1,577
Kansas Development Finance Authority, RB
4.727%, 04/15/2037	3,860	3,703
Kentucky Asset Liability Commission, RB
3.165%, 04/01/2018	1,852	1,901

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Los Angeles, Unified School District, Build America Project, GO
6.758%, 07/01/2034	$2,520	$3,297
Michigan State University, Build America Project, RB Callable 02/15/2030 @ 100
6.173%, 02/15/2050	100	117
Municipal Electric Authority of Georgia, Build America Project, RB
7.055%, 04/01/2057	3,512	3,909
6.637%, 04/01/2057	4,414	5,137
New Jersey Economic Development Authority, Ser B, RB, AGM
2.911%, 02/15/2020 (B)	4,500	3,783
New York State Urban Development, Build America Project, RB
4.810%, 03/15/2021	2,130	2,369
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	60	81
Ohio State Water Development Authority, Build America Project, RB
4.879%, 12/01/2034	1,435	1,617
Port Authority of New York & New Jersey, RB
4.960%, 08/01/2046	155	168
4.458%, 10/01/2062	620	610
Regents of the University of California Medical Center Pooled Revenue, Build America Project, RB
6.548%, 05/15/2048	120	149
State of California, Build America Project, GO
7.550%, 04/01/2039	3,285	4,733
7.500%, 04/01/2034	2,300	3,206
State of Connecticut, Ser A, GO
5.850%, 03/15/2032	3,050	3,678
State of New Jersey, State Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,500	3,357
State of Texas, Build America Project, GO
5.517%, 04/01/2039	1,040	1,317
State of Texas, Transportation Communication Authority, Build America Project, Ser B, RB
5.178%, 04/01/2030	675	777
University of California, Build America Project, RB
5.770%, 05/15/2043	1,350	1,636

Total Municipal Bonds (Cost $57,531) ($ Thousands)		55,273

SOVEREIGN DEBT — 2.0%
Asian Development Bank MTN
1.500%, 01/22/2020 (E)	2,740	2,731

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

European Investment Bank
1.875%, 03/15/2019 (E)	$6,575	$6,677
1.125%, 12/15/2016 (E)	5,780	5,810
Inter-American Development Bank MTN
1.750%, 10/15/2019 (E)	4,305	4,355
International Bank for Reconstruction & Development
1.375%, 04/10/2018 (E)	6,130	6,186
0.750%, 12/15/2016 (E)	4,400	4,406
International Finance MTN
1.750%, 09/04/2018 (E)	4,540	4,583
Province of Quebec Canada MTN
6.350%, 01/30/2026	270	341

Total Sovereign Debt (Cost $35,246) ($ Thousands)		35,089

U.S. TREASURY OBLIGATIONS — 5.6%
U.S. Treasury Bonds
3.000%, 05/15/2045	23,290	23,559
U.S. Treasury Notes
2.000%, 07/31/2022	5,185	5,210
2.000%, 08/15/2025	31,125	30,570
1.625%, 07/31/2020 (F)	17,915	17,984
1.375%, 08/31/2020	7,450	7,391
1.000%, 08/15/2018	3,100	3,095
0.625%, 07/31/2017	6,485	6,474
0.625%, 08/31/2017	2,225	2,220

Total U.S. Treasury Obligations (Cost $97,077) ($ Thousands)		96,503

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.020% ** †	17,532,794	17,533

Total Cash Equivalent (Cost $17,533) ($ Thousands)		17,533

Total Investments — 94.2% (Cost $1,668,869) ($ Thousands) §		$1,622,372

A list of the open futures contracts held by the Fund at August 31, 2015, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 5-Year Treasury Note	(61)	Jan-2016	$35
U.S. 10-Year Treasury Note	(170)	Dec-2015	(9)
U.S. Long Treasury Bond	(46)	Dec-2015	(15)
U.S. Ultra Long Treasury Bond	(103)	Dec-2015	57

			$68

For the period ended August 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,721,483 ($ Thousands).

**	The rate reported is the 7-day effective yield as of August 31, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2015.

(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on August 31, 2015. The coupon on a step bond changes on a specified date.

(E)	This security is a Supra-National organization.

(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

§	At August 31, 2015, the tax basis cost of the Fund’s investments was $1,668,869 ($ Thousands), and the unrealized appreciation and depreciation were $2,037 ($ Thousands) and $(48,534) ($ Thousands), respectively.

Cl — Class

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of August 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,417,974	$—	$1,417,974
Municipal Bonds	—	55,273	—	55,273
Sovereign Debt	—	35,089	—	35,089
U.S. Treasury Obligations	—	96,503	—	96,503
Cash Equivalent	17,533	—	—	17,533

Total Investments in Securities	$17,533	$1,604,839	$—	$1,622,372

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund (Continued)

August 31, 2015

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$92	$—	$—	$92
Unrealized Depreciation	(24)	—	—	(24)

Total Other Financial Instruments	$68	$—	$—	$68

*	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended August 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2015, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

11	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund

August 31, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.3%

Consumer Discretionary — 12.4%
Advance Auto Parts	7,700	$1,349
Amazon.com *	39,200	20,105
AutoNation *	6,800	407
AutoZone *	3,300	2,363
Bed Bath & Beyond *	17,100	1,062
Best Buy	30,300	1,113
BorgWarner	23,500	1,025
Cablevision Systems, Cl A	20,100	506
Carmax *	21,800	1,330
Carnival, Cl A	46,800	2,304
CBS, Cl B	46,243	2,092
Chipotle Mexican Grill, Cl A *	3,200	2,272
Coach	29,500	892
Comcast, Cl A	258,000	14,533
Darden Restaurants	12,300	836
Delphi Automotive	30,000	2,266
Discovery Communications, Cl C *	25,100	636
Discovery Communications, Cl A *	15,500	412
Dollar General	30,000	2,235
Dollar Tree *	22,384	1,707
DR Horton	35,800	1,087
Expedia	9,900	1,138
Ford Motor	410,300	5,691
Fossil Group *	4,400	271
GameStop, Cl A	10,400	442
Gap	28,200	925
Garmin	11,200	421
General Motors	138,700	4,083
Genuine Parts	16,351	1,365
Goodyear Tire & Rubber	27,200	810
H&R Block	28,600	973
Hanesbrands	41,400	1,247
Harley-Davidson	21,100	1,183
Harman International Industries	7,200	704
Hasbro	10,800	806
Home Depot	133,332	15,528
Interpublic Group	42,900	810
Johnson Controls	68,200	2,806
Kohl’s	21,000	1,072
L Brands	25,500	2,139
Leggett & Platt	14,400	640
Lennar, Cl A	17,300	881
Lowe’s	95,400	6,599
Macy’s	33,900	1,987
Marriott International, Cl A	20,900	1,477
Mattel	36,400	853
McDonald’s	98,200	9,331
Michael Kors Holdings *	20,100	874
Mohawk Industries *	6,128	1,207
NetFlix *	44,100	5,073
Newell Rubbermaid	28,200	1,188

Description	Shares	Market Value ($ Thousands)

News, Cl A	54,100	$737
NIKE, Cl B	71,700	8,012
Nordstrom	15,000	1,093
Omnicom Group	25,700	1,721
O’Reilly Automotive *	10,200	2,449
Priceline Group *	5,300	6,618
PulteGroup	31,700	656
PVH	8,600	1,023
Ralph Lauren, Cl A	6,500	723
Ross Stores	43,400	2,110
Royal Caribbean Cruises	16,500	1,455
Scripps Networks Interactive, Cl A	10,000	531
Signet Jewelers	8,400	1,159
Staples	69,900	993
Starbucks	154,600	8,458
Starwood Hotels & Resorts Worldwide	18,400	1,315
Target	65,900	5,121
TEGNA	23,600	561
Tiffany	11,200	921
Time Warner	85,300	6,065
Time Warner Cable, Cl A	29,000	5,395
TJX	69,400	4,880
Tractor Supply	14,700	1,254
TripAdvisor *	11,600	811
Twenty-First Century Fox, Cl A	180,600	4,947
Under Armour, Cl A *	17,900	1,710
Urban Outfitters *	10,300	318
VF	35,700	2,586
Viacom, Cl B	38,100	1,553
Walt Disney	160,262	16,327
Whirlpool	8,100	1,362
Wyndham Worldwide	12,900	987
Wynn Resorts	8,400	630
Yum! Brands	44,400	3,542

		231,079

Consumer Staples — 9.3%
Altria Group	201,700	10,807
Archer-Daniels-Midland	62,900	2,830
Brown-Forman, Cl B	16,200	1,589
Campbell Soup	18,500	888
Clorox	14,000	1,556
Coca-Cola	405,000	15,925
Coca-Cola Enterprises	22,500	1,158
Colgate-Palmolive	88,500	5,559
ConAgra Foods	42,900	1,788
Constellation Brands, Cl A	17,500	2,240
Costco Wholesale	45,200	6,330
CVS Health	115,800	11,858
Dr. Pepper Snapple Group	20,450	1,569
Estee Lauder, Cl A	23,200	1,851
General Mills	60,600	3,440
Hershey	15,400	1,379
Hormel Foods	14,000	855

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

JM Smucker	9,682	$1,140
Kellogg	26,200	1,736
Keurig Green Mountain	12,600	713
Kimberly-Clark	37,500	3,995
Kraft Heinz	61,766	4,488
Kroger	102,200	3,526
McCormick	13,300	1,054
Mead Johnson Nutrition, Cl A	20,700	1,622
Molson Coors Brewing, Cl B	16,600	1,130
Mondelez International, Cl A	166,400	7,049
Monster Beverage *	15,200	2,105
PepsiCo	152,362	14,159
Philip Morris International	160,000	12,768
Procter & Gamble	278,700	19,696
Reynolds American	42,321	3,544
Sysco	60,700	2,420
Tyson Foods, Cl A	30,200	1,277
Walgreens Boots Alliance	89,900	7,781
Wal-Mart Stores	161,855	10,477
Whole Foods Market	37,500	1,228

		173,530

Energy — 7.0%
Anadarko Petroleum	52,000	3,722
Apache	38,700	1,751
Baker Hughes	44,000	2,464
Cabot Oil & Gas	40,600	961
Cameron International *	19,600	1,308
Chesapeake Energy	53,800	420
Chevron	193,000	15,631
Cimarex Energy	9,500	1,050
Columbia Pipeline Group	33,000	837
ConocoPhillips	127,400	6,262
CONSOL Energy	22,600	344
Devon Energy	39,700	1,694
Diamond Offshore Drilling	6,400	152
Ensco, Cl A	24,400	442
EOG Resources	56,400	4,417
EQT	16,100	1,253
Exxon Mobil	429,900	32,346
FMC Technologies *	24,100	838
Halliburton	88,300	3,475
Helmerich & Payne	11,200	661
Hess	24,300	1,445
Kinder Morgan	177,177	5,742
Marathon Oil	68,700	1,188
Marathon Petroleum	55,010	2,603
Murphy Oil	17,300	536
National Oilwell Varco	38,700	1,638
Newfield Exploration *	18,200	606
Noble Energy	40,600	1,356
Occidental Petroleum	78,500	5,731
ONEOK	22,400	807
Phillips 66	56,500	4,467

Description	Shares	Market Value ($ Thousands)

Pioneer Natural Resources	15,500	$1,907
Range Resources	18,100	699
Schlumberger	130,100	10,066
Southwestern Energy *	40,500	658
Spectra Energy	69,400	2,017
Tesoro	13,000	1,196
Transocean	38,700	551
Valero Energy	53,400	3,169
Williams	69,300	3,340

		129,750

Financials — 15.9%
ACE	33,800	3,453
Affiliated Managers Group *	5,900	1,100
Aflac	43,900	2,573
Allstate	41,300	2,407
American Express	89,400	6,859
American International Group	137,400	8,291
American Tower, Cl A ‡	43,947	4,051
Ameriprise Financial	19,000	2,141
Aon	29,100	2,719
Apartment Investment & Management, Cl A ‡	14,500	522
Assurant	6,200	461
AvalonBay Communities ‡	13,700	2,261
Bank of America	1,078,600	17,624
Bank of New York Mellon	115,300	4,589
BB&T	75,500	2,787
Berkshire Hathaway, Cl B *	187,500	25,132
BlackRock, Cl A	12,941	3,914
Boston Properties ‡	15,800	1,791
Capital One Financial	55,700	4,331
CBRE Group, Cl A *	27,400	877
Charles Schwab	120,000	3,646
Chubb	23,300	2,815
Cincinnati Financial	15,400	806
Citigroup	313,300	16,755
CME Group, Cl A	32,200	3,041
Comerica	18,500	814
Crown Castle International ‡	34,800	2,902
Discover Financial Services	46,600	2,504
E*TRADE Financial *	30,000	789
Equinix ‡	5,800	1,565
Equity Residential ‡	38,100	2,715
Essex Property Trust ‡	6,700	1,438
Fifth Third Bancorp	84,700	1,687
Franklin Resources	40,700	1,652
General Growth Properties ‡	65,300	1,657
Genworth Financial, Cl A *	45,000	233
Goldman Sachs Group	41,400	7,808
Hartford Financial Services Group	43,800	2,013
HCP ‡	47,300	1,753
Health Care ‡	36,000	2,281
Host Hotels & Resorts ‡	80,785	1,432
Hudson City Bancorp	44,300	412

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Huntington Bancshares	84,200	$919
Intercontinental Exchange	11,569	2,642
Invesco	44,800	1,528
Iron Mountain ‡	19,471	552
JPMorgan Chase	381,400	24,448
KeyCorp	88,900	1,221
Kimco Realty ‡	43,900	1,012
Legg Mason	9,300	412
Leucadia National	32,800	704
Lincoln National	25,200	1,280
Loews	32,200	1,174
M&T Bank	14,000	1,655
Macerich ‡	14,600	1,112
Marsh & McLennan	54,700	2,939
McGraw Hill Financial	27,700	2,687
MetLife	114,000	5,711
Moody’s	18,447	1,887
Morgan Stanley	160,000	5,512
NASDAQ OMX Group	12,300	630
Navient	39,300	503
Northern Trust	23,100	1,613
People’s United Financial	28,900	448
Plum Creek Timber ‡	18,300	704
PNC Financial Services Group	53,800	4,902
Principal Financial Group	28,800	1,450
Progressive	56,300	1,687
Prologis ‡	53,300	2,025
Prudential Financial	46,600	3,761
Public Storage ‡	14,700	2,959
Realty Income ‡	23,000	1,028
Regions Financial	139,600	1,339
Simon Property Group ‡	32,100	5,756
SL Green Realty ‡	10,200	1,056
SunTrust Banks	54,100	2,184
T. Rowe Price Group	26,700	1,919
Torchmark	12,300	719
Travelers	32,400	3,225
Unum Group	26,100	875
US Bancorp	183,700	7,780
Ventas ‡	34,400	1,893
Vornado Realty Trust ‡	18,600	1,622
Wells Fargo	481,600	25,684
Weyerhaeuser ‡	51,747	1,446
XL Group, Cl A	31,400	1,171
Zions Bancorporation	22,900	664

		295,039

Health Care — 14.7%
Abbott Laboratories	152,300	6,898
AbbVie	176,400	11,009
Aetna	35,618	4,079
Agilent Technologies	35,200	1,278
Alexion Pharmaceuticals *	22,900	3,943
Allergan *	40,300	12,241

Description	Shares	Market Value ($ Thousands)

AmerisourceBergen	21,761	$2,177
Amgen	78,400	11,900
Anthem	27,100	3,822
Baxalta	56,500	1,986
Baxter International	56,500	2,172
Becton Dickinson	21,677	3,057
Biogen *	24,400	7,254
Boston Scientific *	138,100	2,312
Bristol-Myers Squibb	170,900	10,163
C.R. Bard	7,700	1,492
Cardinal Health	34,200	2,814
Celgene *	81,800	9,659
Cerner *	31,700	1,958
Cigna	26,800	3,773
DaVita HealthCare Partners *	18,500	1,399
Dentsply International	14,600	765
Edwards Lifesciences *	11,200	1,578
Eli Lilly	100,600	8,284
Endo International *	20,500	1,579
Express Scripts Holding *	70,200	5,869
Gilead Sciences	150,856	15,850
HCA Holdings *	30,300	2,625
Henry Schein *	8,500	1,163
Hospira *	17,900	1,610
Humana	15,200	2,778
Intuitive Surgical *	3,800	1,942
Johnson & Johnson	285,100	26,794
Laboratory Corp of America Holdings *	10,854	1,279
Mallinckrodt *	12,200	1,052
McKesson	23,900	4,722
Medtronic	146,155	10,566
Merck	290,100	15,622
Mylan *	42,600	2,113
Patterson	8,900	408
PerkinElmer	12,000	584
Perrigo	15,000	2,745
Pfizer	632,696	20,385
Quest Diagnostics	15,300	1,037
Regeneron Pharmaceuticals *	7,800	4,005
St. Jude Medical	29,500	2,089
Stryker	30,300	2,989
Tenet Healthcare *	9,100	448
Thermo Fisher Scientific	40,600	5,090
UnitedHealth Group	97,600	11,292
Universal Health Services, Cl B	9,700	1,330
Varian Medical Systems *	10,400	845
Vertex Pharmaceuticals *	25,200	3,214
Waters *	8,600	1,044
Zimmer Holdings	17,400	1,802
Zoetis, Cl A	51,967	2,332

		273,216

Industrials — 9.6%
3M	65,000	9,239

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

ADT	18,500	$606
Allegion	9,133	544
American Airlines Group	70,200	2,736
Ametek	25,100	1,351
Boeing	66,300	8,664
C.H. Robinson Worldwide	15,200	1,025
Caterpillar	62,800	4,800
Cintas	10,400	884
CSX	100,400	2,749
Cummins	17,400	2,118
Danaher	63,500	5,526
Deere	34,200	2,797
Delta Air Lines	85,200	3,730
Dover	17,000	1,053
Dun & Bradstreet	3,500	371
Eaton	47,401	2,705
Emerson Electric	68,100	3,250
Equifax	12,400	1,214
Expeditors International of Washington	19,900	975
Fastenal	29,000	1,118
FedEx	27,049	4,074
Flowserve	14,000	632
Fluor	15,200	693
General Dynamics	31,800	4,517
General Electric	1,035,700	25,706
Honeywell International	80,000	7,942
Illinois Tool Works	34,356	2,904
Ingersoll-Rand	27,100	1,498
Jacobs Engineering Group *	12,300	497
JB Hunt Transport Services	9,700	706
Joy Global	9,300	225
Kansas City Southern	11,600	1,076
L-3 Communications Holdings	8,600	907
Lockheed Martin	27,500	5,532
Masco	36,300	952
Nielsen Holdings	36,900	1,669
Norfolk Southern	31,800	2,478
Northrop Grumman	19,700	3,226
Paccar	36,400	2,147
Parker Hannifin	14,000	1,507
Pentair	18,346	1,014
Pitney Bowes	18,800	372
Precision Castparts	14,000	3,223
Quanta Services *	20,300	492
Raytheon	31,300	3,210
Republic Services, Cl A	24,900	1,020
Robert Half International	14,100	720
Rockwell Automation	14,200	1,588
Rockwell Collins	13,100	1,072
Roper Industries	10,400	1,686
Ryder System	6,200	508
Snap-on	5,700	911
Southwest Airlines	67,600	2,481

Description	Shares	Market Value ($ Thousands)

Stanley Black & Decker	16,400	$1,665
Stericycle *	9,000	1,270
Textron	29,800	1,156
Tyco International	43,400	1,575
Union Pacific	90,800	7,785
United Parcel Service, Cl B	71,700	7,002
United Rentals *	10,800	749
United Technologies	85,700	7,851
Waste Management	44,100	2,208
WW Grainger	6,200	1,385
Xylem	19,000	617

		177,903

Information Technology — 19.3%
Accenture, Cl A	64,000	6,033
Activision Blizzard	51,900	1,486
Adobe Systems *	49,500	3,889
Akamai Technologies *	18,600	1,326
Alliance Data Systems *	6,600	1,697
Altera	32,000	1,554
Amphenol, Cl A	32,900	1,723
Analog Devices	32,200	1,799
Apple	592,800	66,844
Applied Materials	127,800	2,056
Autodesk *	24,000	1,122
Automatic Data Processing	48,000	3,711
Avago Technologies, Cl A	26,700	3,363
Broadcom, Cl A	55,100	2,847
CA	34,300	936
Cisco Systems	522,000	13,509
Citrix Systems *	16,600	1,131
Cognizant Technology Solutions, Cl A *	63,400	3,990
Computer Sciences	13,300	824
Corning	131,300	2,260
eBay *	112,200	3,042
Electronic Arts *	32,200	2,130
EMC	198,200	4,929
F5 Networks *	7,500	911
Facebook, Cl A *	216,400	19,353
Fidelity National Information Services	29,900	2,065
First Solar *	7,800	373
Fiserv *	23,900	2,038
FLIR Systems	13,200	378
Google, Cl C *	29,622	18,314
Google, Cl A *	29,445	19,075
Harris	12,000	922
Hewlett-Packard	187,900	5,273
Intel	490,200	13,990
International Business Machines	94,458	13,969
Intuit	28,000	2,401
Juniper Networks	36,000	926
Kla-Tencor	16,900	847
Lam Research	16,587	1,207
Linear Technology	24,900	1,003

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

MasterCard, Cl A	99,900	$9,228
Microchip Technology	22,300	948
Micron Technology *	111,800	1,835
Microsoft	831,900	36,204
Motorola Solutions	18,100	1,173
NetApp	32,400	1,036
Nvidia	51,800	1,164
Oracle	327,000	12,128
Paychex	34,200	1,527
PayPal Holdings *	113,000	3,955
Qorvo *	15,600	866
Qualcomm	168,100	9,511
Red Hat *	18,300	1,321
salesforce.com inc *	62,400	4,328
SanDisk	21,800	1,189
Seagate Technology	33,900	1,742
Skyworks Solutions	19,800	1,730
Symantec	71,400	1,463
TE Connectivity	41,900	2,484
Teradata *	14,700	430
Texas Instruments	108,200	5,176
Total System Services	17,600	807
VeriSign *	9,900	683
Visa, Cl A	198,400	14,146
Western Digital	22,600	1,852
Western Union	50,700	935
Xerox	108,700	1,106
Xilinx	27,200	1,139
Yahoo! *	88,800	2,863

		358,215

Materials — 2.9%
Air Products & Chemicals	20,300	2,832
Airgas	7,000	676
Alcoa	127,100	1,201
Avery Dennison	8,900	517
Ball	15,000	989
CF Industries Holdings	25,000	1,434
Dow Chemical	112,800	4,936
E.I. du Pont de Nemours	93,400	4,810
Eastman Chemical	16,100	1,167
Ecolab	27,500	3,001
FMC	13,900	588
Freeport-McMoRan, Cl B	110,000	1,170
International Flavors & Fragrances	8,800	964
International Paper	44,800	1,933
LyondellBasell Industries, Cl A	39,900	3,407
Martin Marietta Materials	6,000	1,007
Monsanto	49,600	4,843
Mosaic	33,100	1,351
Newmont Mining	52,800	901
Nucor	33,000	1,429
Owens-Illinois *	17,100	357
PPG Industries	27,900	2,659

Description	Shares	Market Value ($ Thousands)

Praxair	30,064	$3,179
Sealed Air	21,900	1,127
Sherwin-Williams	8,375	2,142
Sigma-Aldrich	12,700	1,771
Vulcan Materials	14,100	1,320
WestRock	27,341	1,623

		53,334

Telecommunication Services — 2.3%
AT&T	631,316	20,960
CenturyLink	59,100	1,598
Frontier Communications	104,200	528
Level 3 Communications *	30,900	1,382
Verizon Communications	419,000	19,278

		43,746

Utilities — 2.9%
AES	67,200	806
AGL Resources	12,400	756
Ameren	26,400	1,064
American Electric Power	49,700	2,698
Centerpoint Energy	42,100	784
CMS Energy	30,100	987
Consolidated Edison	30,400	1,912
Dominion Resources	60,800	4,241
DTE Energy	18,400	1,436
Duke Energy	72,030	5,108
Edison International	33,500	1,959
Entergy	18,800	1,228
Eversource Energy	33,100	1,564
Exelon	87,300	2,685
FirstEnergy	44,000	1,406
NextEra Energy	45,600	4,488
NiSource	33,000	554
NRG Energy	35,100	699
Pepco Holdings	26,300	604
PG&E	49,600	2,459
Pinnacle West Capital	11,500	685
PPL	69,400	2,151
Public Service Enterprise Group	52,100	2,097
SCANA	14,300	756
Sempra Energy	24,400	2,314
Southern	94,900	4,120
TECO Energy	27,100	571
WEC Energy Group	31,562	1,504
Xcel Energy	52,700	1,778

		53,414

Total Common Stock (Cost $1,422,447) ($ Thousands)		1,789,226

EXCHANGE TRADED FUND — 0.3%
SPDR S&P 500 ETF Trust	33,281	6,579

Total Exchange Traded Fund (Cost $5,962) ($ Thousands)		6,579

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

August 31, 2015

Description		Market Value ($ Thousands)

	Number Of Rights
RIGHTS — 0.0%
United States — 0.0%
Safeway - PDC # *	21,800	$1
Safeway CVR - Casa Ley # *	21,800	22

Total Rights (Cost $—) ($ Thousands)		23

Total Investments — 96.6% (Cost $1,428,409) ($ Thousands) §		$1,795,828

A list of the open futures contracts held by the Fund at August 31, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
CAC40 10 Euro Index	526	Sep-2015	$(1,651)
DAX Index	95	Sep-2015	(2,187)
IBEX 35 Plus Index	159	Sep-2015	(1,163)
S&P 500 Index E-MINI	(2,767)	Sep-2015	15,299
S&P/MIB Index	147	Sep-2015	(516)
TOPIX Index	1,475	Sep-2015	(14,074)

			$(4,292)

For the period ended August 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at August 31, 2015, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
10/21/15	INR	279,932	USD	4,128	$(44)
10/21/15	USD	97,019	INR	6,253,571	(3,820)
10/21/15-10/22/15	EUR	168,423	USD	190,044	1,194
10/22/15	JPY	3,878,291	USD	31,444	(590)
10/22/15	USD	5,979	EUR	5,325	(8)
10/22/15	USD	33,513	JPY	4,115,467	480

					$(2,788)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at August 31, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(202,680)	$201,533	$(1,147)
Credit Suisse First Boston	(2,848)	2,817	(31)
Deutsche Bank	(53,272)	52,434	(838)
Goldman Sachs	(513)	506	(7)
Societe Generale	(69,780)	69,473	(307)
UBS	(32,474)	32,016	(458)

			$(2,788)

For the period ended August 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,858,399 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

#	Expiration date is unavailable.

§	At August 31, 2015, the tax basis cost of the Fund’s investments was $1,428,409 ($ Thousands), and the unrealized appreciation and depreciation were $423,084 ($ Thousands) and $(55,665) ($ Thousands), respectively.

CAC40 — French Stock Market Index

Cl — Class

DAX — German Stock Market Index

EUR — Euro

IBEX — Spanish Exchange Index

INR — Indian Rupee

JPY — Japanese Yen

MIB — Italian National Stock Exchange

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

TOPIX — Tokyo Stock Price Index

USD — U.S. Dollar

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

August 31, 2015

The following is a list of the level of inputs used as of August 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,789,226	$—	$—	$1,789,226
Exchange Traded Fund	6,579	—	—	6,579
Rights	23	—	—	23

Total Investments in Securities	$1,795,828	$—	$—	$1,795,828

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$15,299	$—	$—	$15,299
Unrealized Depreciation	(19,591)	—	—	(19,591)
Forwards Contracts *
Unrealized Appreciation	—	1,674	—	1,674
Unrealized Depreciation	—	(4,462)	—	(4,462)

Total Other Financial Instruments	$(4,292)	$(2,788)	$—	$(7,080)

*	Futures contracts and forwards contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended August 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2015, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund

August 31, 2015

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 66.4%
U.S. Treasury Bills
0.095%, 11/12/2015 (A)	$39,000	$38,999
0.035%, 12/03/2015 (A)	19,500	19,498
0.030%, 10/22/2015 (A)	12,000	12,000
0.005%, 09/03/2015 (A)	34,000	34,000
U.S. Treasury Inflation-Protected Securities
2.625%, 07/15/2017	8,835	9,272
2.125%, 01/15/2019	11,894	12,713
1.625%, 01/15/2018	20,128	20,872
1.375%, 01/15/2020	26,543	27,965
1.250%, 07/15/2020	28,290	29,814
0.125%, 04/15/2017	56,156	55,953
0.125%, 04/15/2018	65,263	65,206
0.125%, 04/15/2019	74,290	74,157
0.125%, 04/15/2020	39,360	39,205

Total U.S. Treasury Obligations (Cost $444,174) ($ Thousands)		439,654

COMMON STOCK — 28.8%

Consumer Staples — 4.9%
Altria Group	72,000	3,858
Cal-Maine Foods	65,400	3,474
Casey’s General Stores	400	42
Central Garden and Pet, Cl A *	4,900	62
Clorox	16,100	1,790
Coca-Cola	4,200	165
Costco Wholesale	3,000	420
CVS Health (E)	35,600	3,645
Dr. Pepper Snapple Group (E)	36,400	2,793
Fresh Del Monte Produce	14,300	566
Ingles Markets, Cl A	11,300	562
John B Sanfilippo & Son	12,300	636
Kimberly-Clark	1,400	149
Kroger	5,600	193
PepsiCo	15,400	1,431
Philip Morris International (E)	47,400	3,783
Pilgrim’s Pride	53,800	1,128
Procter & Gamble	17,600	1,244
Reynolds American	14,800	1,239
Sanderson Farms	38,300	2,644
Seaboard *	33	110
SpartanNash	10,000	283
SUPERVALU *	114,200	941
USANA Health Sciences *	9,200	1,348
Walgreens Boots Alliance	600	52

		32,558

Energy — 6.7%
Alon USA Energy	37,100	688
Bill Barrett *	125,300	685
Cameron International *	4,500	300
Chevron (E)	14,770	1,196
CVR Energy	8,100	326

Description	Shares	Market Value ($ Thousands)

EP Energy, Cl A *	128,300	$910
Exxon Mobil (E)	90,500	6,809
Frontline *	230,200	612
HollyFrontier	12,900	604
Marathon Petroleum (E)	68,200	3,227
Navios Maritime Acquisition	12,200	42
Noble	211,600	2,755
Nordic American Tankers	159,600	2,175
Pioneer Energy Services *	54,100	179
Schlumberger	89,600	6,932
Scorpio Tankers	39,600	375
Teekay Tankers, Cl A	139,200	819
Tesoro (E)	44,000	4,048
Transocean (E)	295,900	4,211
VAALCO Energy *	28,000	50
Valero Energy (E)	76,300	4,528
Western Refining	18,400	792
WPX Energy *	312,500	2,284

		44,547

Financials — 3.3%
Alleghany *	4,570	2,147
Annaly Capital Management ‡	230,300	2,317
ARMOUR Residential ‡	15,900	340
Ashford Hospitality Prime ‡	17,731	245
Ashford Hospitality Trust ‡	64,300	498
Bank of America	80,400	1,314
Chimera Investment ‡	57,200	801
Citigroup	15,400	824
CoreSite Realty ‡	19,700	959
CyrusOne ‡	10,400	329
Digital Realty Trust ‡	16,100	1,019
Extra Space Storage ‡	11,000	808
Flagstar Bancorp *	7,000	142
Getty Realty ‡	2,400	38
Heartland Financial USA	1,800	66
Hospitality Properties Trust ‡	3,800	98
Interactive Brokers Group, Cl A	19,400	774
International FCStone *	32,700	865
Jones Lang LaSalle	2,600	387
Lamar Advertising, Cl A ‡	2,200	117
Mack-Cali Realty ‡	50,100	938
Markel *	1,188	979
MFA Mortgage Investments ‡	10,900	78
Mortgage Investment Trust ‡	43,500	719
New Residential Investments ‡	38,600	547
RE, Cl A	6,200	227
Ryman Hospitality Properties ‡	32,600	1,670
Simon Property Group ‡	6,700	1,201
Summit Hotel Properties ‡	22,100	268
Universal Insurance Holdings	34,700	855
WisdomTree Investments	37,100	696

		22,266

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Health Care — 6.4%
Aetna	12,300	$1,409
Affymetrix *	19,300	180
Amedisys *	16,100	622
Amgen (E)	22,800	3,461
AMN Healthcare Services *	14,400	484
Anthem (E)	26,400	3,724
Bristol-Myers Squibb	21,900	1,302
Cambrex *	52,600	2,515
Centene * (E)	58,500	3,611
Eli Lilly	21,700	1,787
Ensign Group	20,900	981
Geron *	6,200	19
Gilead Sciences (E)	52,400	5,506
Health Net *	7,100	455
ICU Medical *	4,800	545
Illumina * (E)	5,400	1,067
Johnson & Johnson (E)	11,700	1,100
Merck	12,800	689
Merge Healthcare *	35,400	251
Mettler Toledo International *	5,060	1,501
Molina Healthcare *	36,000	2,685
NewLink Genetics *	16,400	736
PAREXEL International *	4,100	269
Sciclone Pharmaceuticals *	18,000	141
Sucampo Pharmaceuticals, Cl A *	32,700	878
UnitedHealth Group	34,600	4,003
Waters *	18,700	2,270

		42,191

Industrials — 1.4%
Allegiant Travel, Cl A	1,000	203
Apogee Enterprises	5,000	261
Argan	15,500	607
Atlas Air Worldwide Holdings *	16,900	698
Dycom Industries *	15,200	1,081
Ennis	1,800	29
Insperity	29,400	1,305
JetBlue Airways *	29,200	652
Matson	25,000	942
PAM Transportation Services *	1,200	46
RPX *	63,500	875
Spirit AeroSystems Holdings, Cl A *	46,800	2,392
USA Truck *	11,700	231
Verisk Analytics, Cl A *	2,300	168

		9,490

Information Technology — 3.7%
Accenture, Cl A	16,300	1,537
Blackhawk Network Holdings, Cl A *	35,700	1,410
EarthLink Holdings	287,700	2,414
Electronic Arts * (E)	36,700	2,428
Ellie Mae *	24,600	1,782
EPAM Systems * (E)	26,200	1,850
ePlus *	5,600	424

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

FactSet Research Systems	24,100	$3,806
Fortinet *	27,300	1,150
Gigamon *	2,200	50
Global Payments	16,300	1,816
LogMeIn *	9,500	592
Luxoft Holding, Cl A *	5,900	360
Manhattan Associates *	36,400	2,129
Progress Software *	1,500	41
Stamps.com *	3,000	247
Tableau Software, Cl A *	24,100	2,269

		24,305

Telecommunication Services — 1.8%
AT&T	221,100	7,341
Atlantic Telegraph-Network	8,000	572
General Communication, Cl A *	20,400	344
Inteliquent	52,100	954
magicJack VocalTec *	26,000	236
Telephone & Data Systems	34,000	967
US Cellular *	3,100	114
Verizon Communications (E)	29,600	1,362

		11,890

Utilities — 0.6%
PPL	54,300	1,683
Talen Energy *	54,200	772
UGI	37,000	1,261
WEC Energy Group	1,300	62

		3,778

Total Common Stock (Cost $187,749) ($ Thousands)		191,025

CORPORATE OBLIGATIONS — 8.8%

Consumer Discretionary — 0.9%
21st Century Fox America
6.150%, 02/15/2041	$75	84
4.500%, 02/15/2021	90	96
4.000%, 10/01/2023	117	119
3.000%, 09/15/2022	420	406
CBS
5.750%, 04/15/2020	145	161
3.500%, 01/15/2025	625	593
Comcast
6.450%, 03/15/2037	40	50
CSC Holdings LLC
8.625%, 02/15/2019	126	142
Dana Holdings
6.000%, 09/15/2023	91	92
DIRECTV Holdings
4.600%, 02/15/2021	60	63
3.800%, 03/15/2022	110	109
DIRECTV Holdings LLC
5.000%, 03/01/2021	835	895
4.450%, 04/01/2024	174	176
Discovery Communications LLC
3.450%, 03/15/2025	338	312

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

General Motors
3.500%, 10/02/2018	$365	$370
Goodyear Tire & Rubber
8.250%, 08/15/2020	161	168
KB Home
4.750%, 05/15/2019	294	289
Kohl’s
4.250%, 07/17/2025	897	873
Time Warner
4.700%, 01/15/2021	130	140
3.550%, 06/01/2024	559	548
Time Warner Cable
4.500%, 09/15/2042	245	197
4.125%, 02/15/2021	65	66
Viacom
3.875%, 04/01/2024	267	248

		6,197

Consumer Staples — 0.6%
Altria Group
4.750%, 05/05/2021	215	232
2.625%, 01/14/2020	895	894
Bunge Finance
4.100%, 03/15/2016	125	127
Kraft Heinz Foods
3.500%, 07/15/2022 (B)	472	476
2.800%, 07/02/2020 (B)	370	370
Kroger
3.400%, 04/15/2022	452	457
Reynolds American
4.000%, 06/12/2022	654	672
3.250%, 11/01/2022	107	104
Walgreens Boots Alliance
3.800%, 11/18/2024	885	866

		4,198

Energy — 1.0%
DCP Midstream
4.750%, 09/30/2021 (B)	75	68
Diamond Offshore Drilling
4.875%, 11/01/2043	301	217
Energy Transfer Partners
5.200%, 02/01/2022	465	468
4.650%, 06/01/2021	85	86
EnLink Midstream Partners
5.050%, 04/01/2045	371	310
Enterprise Products Operating
5.200%, 09/01/2020	110	121
Enterprise Products Operating LLC
3.700%, 02/15/2026	810	764
Freeport-McMoran Oil & Gas LLC
6.500%, 11/15/2020	129	120

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kinder Morgan Energy Partners
4.150%, 03/01/2022	$48	$46
3.950%, 09/01/2022	536	500
Marathon Petroleum
5.125%, 03/01/2021	47	51
Noble Energy
8.250%, 03/01/2019	174	203
4.150%, 12/15/2021	340	338
3.900%, 11/15/2024	463	437
ONEOK
4.250%, 02/01/2022	111	91
Plains All American Pipeline
3.600%, 11/01/2024	660	614
Regency Energy Partners
4.500%, 11/01/2023	72	67
Reliance Holdings USA
5.400%, 02/14/2022 (B)	966	1,048
SM Energy
6.500%, 01/01/2023	35	34
Transocean
6.500%, 11/15/2020	390	321
Valero Energy
6.125%, 02/01/2020	149	168
Williams Partners
3.900%, 01/15/2025	176	157

		6,229

Financials — 2.8%
ABN AMRO Bank
4.750%, 07/28/2025 (B)	355	355
American International Group
6.400%, 12/15/2020	60	70
4.875%, 06/01/2022	410	448
American Tower
5.050%, 09/01/2020 ‡	145	157
4.700%, 03/15/2022 ‡	230	240
3.500%, 01/31/2023 ‡	110	105
2.800%, 06/01/2020 ‡	450	442
Bank of America
6.500%, 12/31/2049 (C)	233	240
0.825%, 03/28/2018 (C)	850	944
Barclays
3.650%, 03/16/2025	235	223
Barclays Bank
7.750%, 04/10/2023 (C)	321	346
6.860%, 09/29/2049 (B) (C)	106	120
BNP Paribas
7.375%, 12/29/2049 (B) (C)	200	205
Citigroup
3.875%, 03/26/2025	680	657
Cooperatieve Centrale Raiffeisen-Boerenleenbank
4.375%, 08/04/2025	425	425

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Group Funding Guernsey
3.750%, 03/26/2025 (B)	$1,314	$1,273
Dai-ichi Life Insurance
5.100%, 12/31/2049 (B) (C)	413	426
Ford Motor Credit LLC
5.875%, 08/02/2021	200	225
4.375%, 08/06/2023	260	267
2.597%, 11/04/2019	896	882
Goldman Sachs Group MTN
1.884%, 11/29/2023 (C)	1,315	1,341
Hartford Financial Services Group
5.500%, 03/30/2020	80	90
5.125%, 04/15/2022	335	373
HCP
5.375%, 02/01/2021 ‡	165	181
Health Care
5.250%, 01/15/2022 ‡	540	587
Healthcare Realty Trust
5.750%, 01/15/2021 ‡	320	354
Host Hotels & Resorts
5.250%, 03/15/2022 ‡	70	75
3.750%, 10/15/2023 ‡	13	13
HSBC Finance
6.676%, 01/15/2021	60	70
Hutchison Whampoa International
1.625%, 10/31/2017 (B)	355	353
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)	583	570
JPMorgan Chase
6.400%, 05/15/2038	40	50
Lincoln National
4.200%, 03/15/2022	110	115
Lloyds Banking Group
7.500%, 12/01/2099 (C)	371	387
MetLife
7.717%, 02/15/2019	50	59
5.700%, 06/15/2035	65	75
5.250%, 12/29/2049 (C)	711	707
Mizuho Financial Group Cayman 3
4.600%, 03/27/2024 (B)	631	645
Morgan Stanley MTN
5.500%, 07/28/2021	168	189
4.750%, 03/22/2017	40	42
4.000%, 07/23/2025	349	356
Murray Street Investment Trust I
4.647%, 03/09/2017 (D)	18	19
Nationwide Financial Services
5.375%, 03/25/2021 (B)	320	353
Nordea Bank MTN
6.125%, 12/31/2049 (B) (C)	370	366
PNC Bank
3.800%, 07/25/2023	460	468

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Prudential Financial
5.625%, 06/15/2043 (C)	$290	$298
Rabobank Capital Funding Trust
5.254%, 10/21/2016 (B) (C)	240	243
Royal Bank of Scotland Group
7.500%, 12/29/2049 (C)	350	351
Santander Bank
1.216%, 01/12/2018 (C)	990	987
Santander UK
5.000%, 11/07/2023 (B)	555	576
SLM MTN
7.250%, 01/25/2022	15	14

		18,357

Health Care — 0.8%
AbbVie
3.600%, 05/14/2025	734	722
Actavis Funding SCS
3.850%, 06/15/2024	241	235
3.800%, 03/15/2025	846	819
Baxalta
3.600%, 06/23/2022 (B)	745	744
Bayer US Finance LLC
3.375%, 10/08/2024 (B)	337	335
Becton Dickinson
3.734%, 12/15/2024	403	402
Celgene
3.875%, 08/15/2025	530	527
Laboratory Corp of America Holdings
3.600%, 02/01/2025	285	273
Medtronic
3.500%, 03/15/2025 (B)	920	916
Perrigo Finance
3.900%, 12/15/2024	320	310
3.500%, 12/15/2021	217	212

		5,495

Industrials — 0.1%
AerCap Aviation Solutions
6.375%, 05/30/2017	355	373
International Lease Finance
5.875%, 04/01/2019	249	265
Novelis
8.375%, 12/15/2017	76	76

		714

Information Technology — 0.2%
Advanced Micro Devices
6.750%, 03/01/2019	301	212
Intel
4.800%, 10/01/2041	95	97
KLA-Tencor
4.650%, 11/01/2024	691	680
Seagate HDD Cayman
4.750%, 01/01/2025	343	326

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Total System Services
2.375%, 06/01/2018	$90	$90

		1,405

Materials — 0.8%
Barrick
4.100%, 05/01/2023	154	136
Dow Chemical
4.250%, 11/15/2020	65	69
Glencore Funding LLC
3.125%, 04/29/2019 (B)	1,455	1,392
International Paper
4.750%, 02/15/2022	343	365
3.650%, 06/15/2024	94	92
LyondellBasell Industries
5.750%, 04/15/2024	1,125	1,260
NOVA Chemicals
5.250%, 08/01/2023 (B)	339	341
OCP
5.625%, 04/25/2024 (B)	297	304
Sealed Air
5.250%, 04/01/2023 (B)	204	209
Teck Resources
4.500%, 01/15/2021	820	654
Yamana
4.950%, 07/15/2024	759	683

		5,505

Telecommunication Services — 1.0%
AT&T
3.400%, 05/15/2025	280	267
3.000%, 02/15/2022	485	466
Cox Communications
2.950%, 06/30/2023 (B)	173	160
Reed Elsevier Capital
8.625%, 01/15/2019	455	540
SBA Tower Trust
2.898%, 10/15/2044 (B)	753	749
Sprint
7.875%, 09/15/2023	245	236
Sprint Capital
6.900%, 05/01/2019	1,070	1,085
Tencent Holdings MTN
3.375%, 05/02/2019 (B)	520	526
Verizon Communications
7.350%, 04/01/2039	125	153
6.550%, 09/15/2043	270	320
4.600%, 04/01/2021	850	911
3.850%, 11/01/2042	323	263
3.500%, 11/01/2024	611	597

		6,273

Utilities — 0.6%
AES
7.375%, 07/01/2021	318	343

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Berkshire Hathaway Energy
6.125%, 04/01/2036	$275	$325
CMS Energy
5.050%, 03/15/2022	52	57
Constellation Energy Group
5.150%, 12/01/2020	26	28
Entergy
4.000%, 07/15/2022	648	653
Exelon
2.850%, 06/15/2020	1,225	1,223
Exelon Generation LLC
4.250%, 06/15/2022	360	369
Israel Electric
5.000%, 11/12/2024 (B)	581	601
NRG Energy
6.250%, 05/01/2024	243	231
Pacific Gas & Electric
4.500%, 12/15/2041	65	65

		3,895

Total Corporate Obligations (Cost $59,527) ($ Thousands)		58,268

MORTGAGE-BACKED SECURITIES — 6.8%

Agency Mortgage-Backed Obligations — 0.2%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K025, Cl A1
1.875%, 04/25/2022	908	913
FNMA CMO, Ser 2010-117, Cl DI
4.500%, 05/25/2025	2,362	235

		1,148

Non-Agency Mortgage-Backed Obligations — 6.6%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	131	124
Alternative Loan Trust, Ser 2005-57CB, Cl 4A3
5.500%, 12/25/2035	369	339
Alternative Loan Trust, Ser 2006-23CB, Cl 1A7
6.000%, 08/25/2036	218	215
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 06/25/2036	547	491
Alternative Loan Trust, Ser 2006-9T1, Cl A1
5.750%, 05/25/2036	225	195
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	327	293
Alternative Loan Trust, Ser 2007-2CB, Cl 2A4
5.750%, 03/25/2037	319	283
Banc of America Commercial Mortgage Trust, Ser 2007-4, Cl A1A
5.774%, 02/10/2051 (C)	1,368	1,455
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (C)	78	82

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW13, Cl AJ
5.611%, 09/11/2041 (C)	$568	$576
Bellemeade Re, Ser 2015-1A, Cl M1
2.689%, 07/25/2025 (B) (C)	623	623
BHMS, Ser 2014-ATLS, Cl AFX
3.601%, 07/01/2033 (B)	905	918
Carefree Portfolio Trust, Ser 2014-CARE, Cl A
1.518%, 11/15/2019 (B) (C)	516	513
CGRBS, Ser 2013-VN05, Cl A
3.187%, 03/13/2035	285	291
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	176	151
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	302	282
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A18
6.250%, 09/25/2036	421	383
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	151	138
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A1A
5.968%, 03/15/2049 (C)	139	141
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	779	764
COMM Mortgage Trust, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (B)	1,316	1,292
COMM Mortgage Trust, Ser 2014-KYO, Cl A
1.092%, 06/11/2027 (B) (C)	663	661
COMM Mortgage Trust, Ser 2014-SAVA, Cl A
1.348%, 06/15/2034 (B) (C)	479	478
COMM Mortgage Trust, Ser C8, Cl A1A
5.292%, 12/10/2046	1,230	1,276
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A1A
6.239%, 12/10/2049 (C)	1,243	1,340
Commercial Mortgage Trust, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	1,081	1,128
Commercial Mortgage Trust, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039	246	255
Countrywide Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	376	319
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2007-HYB2, Cl 3A1
2.592%, 02/25/2047 (C)	174	153

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Commercial Mortgage Trust, Ser 2007-C3, Cl AM
5.889%, 06/15/2039 (C)	$461	$474
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A4
3.718%, 08/15/2048	641	655
CSMC Series, Ser 2010-6R, Cl 3A2
5.875%, 01/26/2038 (B)	441	369
CW Capital Cobalt, Ser 2007-C3, Cl A4
5.960%, 05/15/2046 (C)	155	165
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.389%, 12/25/2036 (C)	314	197
Extended Stay America Trust, Ser 2013-ESH7, Cl A17
2.295%, 12/05/2031 (B)	180	181
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN2, Cl M2
4.441%, 11/25/2023 (C)	785	780
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.049%, 04/25/2024 (C)	272	271
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
4.199%, 08/25/2024 (C)	890	863
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN4, Cl M3
4.741%, 10/25/2024 (C)	250	250
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ3, Cl M3
4.949%, 10/25/2024 (C)	650	659
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M3
3.499%, 10/25/2027 (C)	265	252
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
2.799%, 12/25/2027 (C)	1,350	1,358
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M2
2.399%, 03/25/2025 (C)	425	423
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	138	114
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.399%, 07/25/2024 (C)	272	271
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
5.091%, 11/25/2024 (C)	533	535
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
5.191%, 11/25/2024 (C)	205	207

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
4.491%, 02/25/2025 (C)	$415	$404
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
4.191%, 05/25/2025 (C)	465	443
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
5.199%, 07/25/2025 (C)	180	181
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
5.199%, 07/25/2025 (C)	525	527
GS Mortgage Securites, Ser 2006-AR4, Cl A2
2.059%, 04/10/2031 (C)	207	203
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/2038 (C)	209	209
GS Mortgage Securities II, Ser 2007-GG10, Cl A4
5.795%, 08/10/2045 (C)	578	610
GS Mortgage Securities Trust, Ser 2013-G1, Cl A2
3.557%, 04/10/2031 (B) (C)	1,485	1,482
GS Mortgage Securities, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (B)	265	268
H/2 Asset Funding, Ser 2015-1A
1.436%, 06/24/2049	718	718
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
0.449%, 03/25/2035 (C)	149	133
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR15, Cl A1
0.319%, 07/25/2036 (C)	176	144
JPMorgan Mortgage Trust, Ser 2007-S3, Cl 1A8
6.000%, 08/25/2037	248	228
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	592	606
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A1A
4.838%, 07/15/2041 (B) (C)	165	164
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AM
5.884%, 02/12/2049 (C)	100	105
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl A4
5.882%, 02/15/2051 (C)	1,275	1,342
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AM
6.208%, 02/15/2051 (C)	75	80
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A1A
5.439%, 01/15/2049	1,184	1,237

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2008-C2, Cl A1A
5.998%, 02/12/2051	$724	$781
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A1
2.749%, 11/15/2043 (B)	719	720
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-INN, Cl A
1.118%, 06/15/2029 (B) (C)	923	916
JPMorgan Chase Commercial Mortgage Securities Trust, Ser LDP9, Cl AM
5.372%, 05/15/2047	364	373
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A4
5.424%, 02/15/2040	291	303
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AM
5.455%, 02/15/2040	305	320
LSTAR Commercial Mortgage Trust, Ser 2014-2, Cl A2
2.767%, 01/20/2041 (B)	533	540
LSTAR Commercial Mortgage Trust, Ser 2015-3, Cl A2
2.729%, 04/20/2048 (B) (C)	748	751
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl A1A
5.739%, 08/12/2043 (C)	181	186
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl A1A
5.166%, 12/12/2049	319	331
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	300	318
PFP III, Ser 2014-1, Cl A
1.357%, 06/14/2031 (B) (C)	266	266
RBSSP Resecuritization Trust, Ser 2009-7, Cl 10A3
6.000%, 08/26/2037 (B)	620	526
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A6
6.938%, 05/26/2037 (B) (C)	541	446
RSO, Ser 2014-CRE2, Cl A
1.248%, 04/15/2032 (B) (C)	409	406
Starwood Retail Property Trust, Cl A
1.418%, 11/15/2027 (B) (C)	585	582
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A4
3.091%, 08/10/2049	98	98
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	194	191
Wachovia Bank Commercial Mortgage Trust Series, Ser 2006-C26, Cl A1A
6.009%, 06/15/2045 (C)	438	450

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wachovia Bank Commercial Mortgage Trust, Ser 2006-C23, Cl A5
5.416%, 01/15/2045 (C)	$1,477	$1,487
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.620%, 12/15/2047 (C)	527	507
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-8, Cl 2A5
5.750%, 07/25/2037	211	206
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/2046	280	286
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl A2
3.036%, 05/15/2047	549	566

		43,823

Total Mortgage-Backed Securities (Cost $45,464) ($ Thousands)		44,971

ASSET-BACKED SECURITIES — 5.5%

Automotive — 3.4%
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A3
0.920%, 04/09/2018	314	314
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A3
0.960%, 04/09/2018	228	229
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (B)	232	232
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (B)	710	728
Avis Budget Rental Car Funding AESOP LLC, Ser 2014-1A, Cl A
2.460%, 07/20/2020 (B)	1,119	1,127
Bank of The West Auto Trust, Ser 2015-1, Cl A3
1.310%, 10/15/2019 (B)	748	748
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.598%, 09/15/2017 (B) (C)	425	425
BMW Floorplan Master Owner Trust, Ser 2015-1A, Cl A
0.698%, 07/15/2020 (B) (C)	1,062	1,062
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	734	737
California Republic Auto Receivables Trust, Ser 2015-2, Cl A3
1.310%, 08/15/2019	561	561
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.040%, 11/21/2016	99	99

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital Auto Receivables Asset Trust, Ser 2014-1, Cl B
2.220%, 01/22/2019	$160	$162
Chrysler Capital Auto Receivables Trust, Ser 2014-BA, Cl A2
0.690%, 09/15/2017 (B)	636	636
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (B)	354	355
CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/2018 (B)	322	321
Drive Auto Receivables Trust, Ser 2015-BA, Cl A2A
0.930%, 12/15/2017 (B)	358	358
Drive Auto Receivables Trust, Ser 2015-CA, Cl A2A
1.030%, 02/15/2018 (B)	407	407
Enterprise Fleet Financing LLC, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (B)	240	239
Enterprise Fleet Financing LLC, Ser 2015-1, Cl A2
1.300%, 09/20/2020 (B)	760	756
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl A
1.290%, 10/16/2017 (B)	7	7
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (B)	101	101
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl A
1.060%, 08/15/2018 (B)	133	132
Flagship Credit Auto Trust, Ser 2013-1, Cl A
1.320%, 04/16/2018 (B)	20	20
Ford Auto Securitization Trust, Ser 2013-R1A, Cl A2
1.676%, 09/15/2016 (B)	11	8
Ford Credit Auto Owner Trust, Ser 2012-D, Cl B
1.010%, 05/15/2018	100	100
Ford Credit Auto Owner Trust, Ser 2014-2, Cl A
2.310%, 04/15/2026 (B)	640	644
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	770	770
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
0.757%, 01/15/2022 (C)	741	738
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl A2
1.100%, 12/20/2017	739	740
GM Financial Automobile Leasing Trust, Ser 2015-2, Cl A3
1.680%, 12/20/2018	855	861

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

August 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Harley-Davidson Motorcycle Trust, Ser 2014-1, Cl A3
1.100%, 09/15/2019	$340	$340
Harley-Davidson Motorcycle Trust, Ser 2015-2, Cl A3
1.300%, 03/16/2020	748	746
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.742%, 12/10/2027 (B) (C)	734	733
Hertz Vehicle Financing LLC, Ser 2013-1A, Cl B2
2.480%, 08/25/2019 (B)	395	389
Hertz Vehicle Financing, Ser 2013-1A, Cl A1
1.120%, 08/25/2017 (B)	715	715
Hyundai Auto Lease Securitization Trust, Ser 2015-A, Cl A2
1.000%, 10/16/2017 (B)	516	516
Hyundai Auto Lease Securitization Trust, Ser 2015-B, Cl A3
1.400%, 11/15/2018 (B)	596	596
Mercedes Benz Auto Lease Trust, Ser 2014-A, Cl A2A
0.480%, 06/15/2016	68	68
Mercedes-Benz Master Owner Trust, Ser 2012-A, Cl A
0.790%, 11/15/2017 (B)	342	341
Navistar Financial Dealer Note Master Owner Trust II, Ser 2014-1, Cl A
0.949%, 10/25/2019 (B) (C)	596	593
Nissan Auto Lease Trust, Ser 2015-A, Cl A3
1.400%, 06/15/2018	626	628
Porsche Innovative Lease Owner Trust, Ser 2015-1, Cl A4
1.430%, 05/21/2021 (B)	746	744
Santander Drive Auto Receivables Trust, Ser 2013-4, Cl A3
1.110%, 12/15/2017	116	116
Santander Drive Auto Receivables Trust, Ser 2015-3, Cl A2A
1.020%, 09/17/2018	640	640
Santander Drive Auto Receivables Trust, Ser 2015-4, Cl A2A
1.200%, 12/17/2018	329	329
TCF Auto Receivables Owner Trust, Ser 2015-1A, Cl A2
1.020%, 08/15/2018 (B)	856	856
Volvo Financial Equipment LLC, Ser 2015-1A, Cl A3
1.510%, 06/17/2019 (B)	742	744

		22,711

Credit Cards — 1.2%
Barclays Dryrock Issuance Trust, Ser 2014-3, Cl A
2.410%, 07/15/2022	416	423

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Barclays Dryrock Issuance Trust, Ser 2015-1, Cl A
2.200%, 12/15/2022	$748	$754
Barclays Dryrock Issuance Trust, Ser 2015-2, Cl A
1.560%, 03/15/2021	784	784
Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
0.548%, 03/16/2020 (C)	500	497
Capital One Multi-Asset Execution Trust, Ser 2015-A5, Cl A5
1.600%, 05/17/2021	708	710
Chase Issuance Trust, Ser 2014, Cl A1
1.150%, 01/15/2019	630	632
Discover Card Execution Note Trust, Ser 2015-A1, Cl A1
0.548%, 08/17/2020 (C)	540	540
Discover Card Execution Note Trust, Ser 2015-A2, Cl A
1.900%, 10/17/2022	754	747
First National Master Note Trust, Ser 2013-2, Cl A
0.728%, 10/15/2019 (C)	561	561
Synchrony Credit Card Master Note Trust, Ser 2012-2, Cl A
2.220%, 01/15/2022	1,098	1,108
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	161	161
World Financial Network Credit Card Master Trust, Ser 2014-A, Cl A
0.578%, 12/15/2019 (C)	705	702
World Financial Network Credit Card Master Trust, Ser 2015-A, Cl A
0.678%, 02/15/2022 (C)	424	423

		8,042

Other Asset-Backed Securities — 0.9%
Ally Master Owner Trust, Ser 2014-1, Cl A2
1.290%, 01/15/2019	1,051	1,054
Ally Master Owner Trust, Ser 2015-3, Cl A
1.630%, 05/15/2020	788	787
CIT Equipment Collateral, Ser 2014-VT1, Cl A2
0.860%, 05/22/2017 (B)	924	924
CNH Equipment Trust, Ser 2015-A, Cl A4
1.850%, 04/15/2021	520	520
Dell Equipment Finance Trust, Ser 2015-1, Cl A3
1.300%, 03/23/2020 (B)	258	258
GE Dealer Floorplan Master Note Trust, Ser 2014-1, Cl A
0.583%, 07/20/2019 (C)	481	476
GE Dealer Floorplan Master Note Trust, Ser 2015-1, Cl A
0.703%, 01/20/2020 (C)	683	677

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

August 31, 2015

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A2
0.590%, 08/24/2016 (B)	290	$290
GSAA Trust, Ser 2006-5, Cl 2A3
0.469%, 03/25/2036 (C)	221	150
Macquarie Equipment Funding Trust, Ser 2014-A, Cl A2
0.800%, 11/21/2016 (B)	629	629

		5,765

Total Asset-Backed Securities (Cost $36,497) ($ Thousands)		36,518

FOREIGN BONDS — 1.3%
Bank of Ireland MTN
1.787%, 09/22/2015 (C)	CAD 425	310
Barclays Bank MTN
6.625%, 03/30/2022	EUR 75	104
Basell Finance
8.100%, 03/15/2027 (B)	70	91
Comcel Trust
6.875%, 02/06/2024 (B)	315	324
Credit Agricole
7.875%, 01/23/2024 (B) (C)	216	220
Deutsche Telekom International Finance
4.875%, 03/06/2042 (B)	560	559
Ecopetrol
5.875%, 05/28/2045	252	203
Empresa de Transporte de Pasajeros Metro
4.750%, 02/04/2024 (B)	296	305
Grupo Bimbo
3.875%, 06/27/2024 (B)	553	542
HBOS Capital Funding
4.939%, 05/29/2049 (C)	EUR 317	353
ING Bank
2.000%, 09/25/2015 (B)	220	220
Korea National Oil
3.125%, 04/03/2017 (B)	200	204
Marfrig Overseas
9.500%, 05/04/2020 (B)	160	162
MCE Finance
5.000%, 02/15/2021 (B)	250	229
Minsur
6.250%, 02/07/2024 (B)	320	330
Nomura Holdings MTN
2.000%, 09/13/2016	248	250
Numericable Group
5.375%, 05/15/2022 (B)	EUR 223	257
Odebrecht Finance
5.250%, 06/27/2029 (B)	369	232
Petrobras International Finance
5.750%, 01/20/2020	702	639
Petroleos Mexicanos
3.500%, 07/18/2018	144	147

Description	Face Amount(1) (Thousands)/Shares	Market Value ($ Thousands)

Petronas Capital
5.250%, 08/12/2019	125	$136
Rogers Communications
4.000%, 06/06/2022	CAD 20	16
Royal Bank of Scotland MTN
9.500%, 03/16/2022 (C)	35	38
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (B)	280	237
Societe Generale
5.922%, 04/05/2017 (B) (C)	100	103
Standard Chartered MTN
4.000%, 07/12/2022 (C)	465	473
Talent Yield Investments
4.500%, 04/25/2022 (B)	1,012	1,044
Telefonica Emisiones SAU
5.462%, 02/16/2021	70	78
Trust F
5.250%, 12/15/2024 ‡ (B)	630	657
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (B) (E)	500	4

Total Foreign Bonds (Cost $9,178) ($ Thousands)		8,467

SOVEREIGN DEBT — 0.2%
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2017	BRL 4,890	1,278
Qatar Government International Bond
4.500%, 01/20/2022 (B)	200	221
United Mexican States MTN
5.950%, 03/19/2019	94	105

Total Sovereign Debt (Cost $2,205) ($ Thousands)		1,604

PREFERRED STOCK — 0.0%

Financials — 0.0%
Allstate (C)	750	19

Total Preferred Stock (Cost $19) ($ Thousands)		19

Total Investments — 117.8% (Cost $784,813) ($ Thousands) §		$780,526

COMMON STOCK SOLD SHORT — (14.6)%

Consumer Discretionary — (5.4)%
American Public Education *	(6,200)	(136)
Apollo Education Group, Cl A *	(143,000)	(1,589)
Arctic Cat	(41,500)	(1,097)
Ascent Capital Group, Cl A *	(3,700)	(104)
bebe stores	(136,600)	(187)
Black Diamond *	(8,400)	(63)
BorgWarner	(72,300)	(3,155)
Cabela’s *	(12,900)	(580)

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

August 31, 2015

Description	Shares	Market Value ($ Thousands)

Career Education *	(20,200)	$(75)
Carmike Cinemas *	(5,400)	(129)
Christopher & Banks *	(78,700)	(138)
Chuy’s Holdings *	(26,900)	(824)
Cumulus Media, Cl A *	(54,500)	(78)
Del Frisco’s Restaurant Group *	(18,900)	(280)
Destination XL Group *	(33,700)	(204)
Dixie Group *	(70,554)	(705)
Dorman Products *	(15,700)	(791)
EVINE Live *	(80,100)	(215)
Federal-Mogul Holdings, Cl A *	(17,400)	(160)
Ford Motor	(35,000)	(485)
Fox Factory Holding *	(26,600)	(400)
Fred’s, Cl A	(7,200)	(94)
Fuel Systems Solutions *	(71,300)	(488)
General Motors	(7,300)	(215)
Graham Holdings, Cl B	(203)	(134)
Groupon, Cl A *	(223,100)	(1,004)
Harley-Davidson	(35,200)	(1,973)
Iconix Brand Group *	(100,900)	(1,402)
Kate Spade *	(138,800)	(2,632)
Las Vegas Sands	(14,000)	(647)
Liberty Tax	(3,100)	(73)
Lions Gate Entertainment	(20,200)	(741)
Martha Stewart Living Omnimedia, Cl A *	(32,300)	(195)
Media General *	(74,400)	(874)
Men’s Wearhouse	(11,300)	(638)
MGM Resorts International *	(10,200)	(208)
Michael Kors Holdings *	(36,300)	(1,578)
Morgans Hotel Group *	(6,700)	(31)
NetFlix *	(4,100)	(472)
New Home *	(5,100)	(76)
New Media Investment	(7,700)	(115)
Pier 1 Imports	(21,100)	(215)
Sally Beauty Holdings *	(13,900)	(363)
SeaWorld Entertainment	(15,200)	(271)
Spartan Motors	(31,900)	(139)
Standard Motor Products	(10,500)	(372)
Stoneridge *	(34,900)	(426)
Town Sports International Holdings	(49,600)	(128)
TRI Pointe Homes *	(44,700)	(620)
TripAdvisor *	(24,000)	(1,678)
Tuesday Morning *	(152,100)	(1,206)
Urban Outfitters *	(38,500)	(1,188)
VOXX International, Cl A *	(18,700)	(145)
Wendy’s	(7,800)	(71)
William Lyon Homes, Cl A *	(22,000)	(499)
Winnebago Industries	(1,600)	(33)
Wynn Resorts	(47,100)	(3,535)
Zumiez *	(18,400)	(429)

		(36,303)

Financials — (0.9)%
Bancorp *	(24,700)	(181)

Description	Shares	Market Value ($ Thousands)

CoBiz Financial	(2,800)	$(36)
eHealth *	(15,300)	(229)
Genworth Financial, Cl A *	(271,100)	(1,404)
Hudson City Bancorp	(71,300)	(663)
MBIA *	(326,600)	(2,293)
Ocwen Financial *	(68,300)	(508)
TFS Financial	(40,200)	(690)

		(6,004)

Industrials — (1.5)%
Acacia Research	(12,300)	(117)
Ameresco, Cl A *	(32,500)	(184)
American Airlines Group	(13,500)	(526)
Barrett Business Services	(6,300)	(225)
Copa Holdings, Cl A	(16,900)	(866)
Generac Holdings *	(4,700)	(145)
H&E Equipment Services	(53,200)	(1,102)
Kirby *	(15,100)	(1,065)
Kratos Defense & Security Solutions *	(33,500)	(155)
LMI Aerospace *	(8,100)	(97)
Manitowoc	(18,800)	(321)
NN	(34,800)	(843)
Powell Industries	(4,100)	(120)
Power Solutions International *	(6,200)	(195)
PowerSecure International *	(21,500)	(259)
Primoris Services	(13,200)	(243)
Raven Industries	(27,000)	(489)
Republic Airways Holdings *	(101,200)	(312)
Shiloh *	(9,000)	(104)
Spirit Airlines *	(13,100)	(671)
UTi Worldwide *	(128,000)	(911)
Wesco Aircraft Holdings *	(66,100)	(928)

		(9,878)

Information Technology — (4.3)%
ADTRAN	(14,300)	(229)
Altera	(35,400)	(1,719)
Apple	(8,800)	(992)
Applied Micro Circuits *	(577,600)	(3,379)
Applied Optoelectronics *	(4,400)	(91)
Atmel	(139,500)	(1,140)
CalAmp *	(27,500)	(457)
Calix *	(23,600)	(189)
Cray *	(25,000)	(530)
CUI Global *	(10,600)	(55)
Electro Scientific Industries	(67,500)	(313)
Exar *	(67,300)	(397)
Extreme Networks *	(320,500)	(962)
FARO Technologies *	(50,300)	(1,954)
Finisar *	(82,200)	(1,268)
Immersion *	(72,100)	(836)
Intevac *	(26,600)	(125)
Kopin *	(42,600)	(132)
Lattice Semiconductor *	(48,200)	(201)
Lumentum Holdings *	(16,940)	(334)

11	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

August 31, 2015

Description	Shares/Contracts	Market Value ($ Thousands)

Mattson Technology *	(21,500)	$(60)
MaxLinear, Cl A *	(26,176)	(260)
Methode Electronics	(54,300)	(1,443)
Nanometrics *	(5,500)	(76)
Numerex, Cl A *	(3,600)	(34)
PDF Solutions *	(6,900)	(84)
Power Integrations	(23,300)	(915)
Qualcomm	(19,900)	(1,126)
Radisys *	(19,300)	(53)
Ruckus Wireless *	(87,400)	(989)
SanDisk	(19,300)	(1,053)
Semtech *	(113,700)	(1,927)
Silicon Graphics International *	(152,000)	(760)
Silicon Laboratories *	(6,500)	(283)
Sonus Networks *	(250,900)	(1,766)
SunEdison *	(52,900)	(550)
Trimble Navigation *	(6,700)	(127)
Ultra Clean Holdings *	(32,600)	(221)
Ultratech *	(78,600)	(1,352)

		(28,382)

Materials — (2.5)%
Advanced Emissions Solutions *	(43,000)	(398)
Allegheny Technologies	(103,400)	(1,997)
American Vanguard	(192,000)	(2,565)
Balchem	(7,800)	(457)
Carpenter Technology	(21,100)	(823)
Deltic Timber	(2,900)	(180)
Flotek Industries *	(78,300)	(1,532)
FMC	(5,900)	(250)
Freeport-McMoRan, Cl B	(70,200)	(747)
H.B. Fuller	(15,300)	(554)
Horsehead Holding *	(152,100)	(1,244)
Louisiana-Pacific *	(222,800)	(3,663)
TimkenSteel	(36,300)	(649)
Tronox, Cl A	(4,900)	(39)
WR Grace *	(13,700)	(1,356)

		(16,454)

Total Common Stock Sold Short (Proceeds $115,706) ($ Thousands)		(97,021)

PURCHASED OPTION — 0.0%
December 2015, Crude Oil Future Option Call, Expires 11/21/15, Strike Price 52.50 *	50	185

Total Purchased Option (Cost $139) ($ Thousands)		$185

A list of the open futures contracts held by the Fund at August 31, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Brent Crude	176	Oct-2015	$(415)
Canadian 10-Year Bond	33	Dec-2015	(51)
Copper	106	Dec-2015	(42)
Corn	652	Dec-2015	(281)
Cotton No. 2	(69)	Dec-2015	56
Crude Oil	154	Nov-2015	741
Crude Oil	23	Dec-2015	(113)
Euro-Bobl	(90)	Sep-2015	4
Gold	164	Dec-2015	(233)
Heating Oil	111	Nov-2015	546
Lean Hogs	125	Oct-2015	112
Live Cattle	31	Nov-2015	(46)
LME Nickle	31	Nov-2015	(84)
LME Zinc	34	Nov-2015	(16)
MSCI EAFE Index E-MINI	(115)	Sep-2015	787
Natural Gas Swap Future	538	Oct-2015	(1,057)
NYMEX Coffee	47	Dec-2015	(220)
PRI LME Aluminum	90	Nov-2015	143
RBOB Gasoline	33	Oct-2015	105
S&P 500 Index E-MINI	(107)	Sep-2015	566
Silver	70	Dec-2015	(44)
Soybean	211	Nov-2015	(1,218)
Soybean Meal	104	Dec-2015	148
Soybean Oil	190	Dec-2015	(660)
Sugar No. 11 (World)	405	Jul-2016	(595)
Sugar No. 11 (World)	(382)	Sep-2016	567
Sugar No. 11 (World)	308	Sep-2015	(473)
U.S. 10-Year Treasury Note	(150)	Dec-2015	155
U.S. 5-Year Treasury Note	(67)	Jan-2016	64
U.S. Long Treasury Bond	(21)	Dec-2015	34
U.S. Ultra Long Treasury Bond	(4)	Dec-2015	23
Wheat	191	Dec-2015	(135)

			$(1,632)

For the period ended August 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

August 31, 2015

A list of the open forward foreign currency contracts held by the Fund at August 31, 2015, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
09/02/15-10/02/15	BRL	9,506	USD	2,699	$103
09/18/15	EUR	4,715	USD	5,214	(71)
09/18/15	SGD	4,733	USD	3,349	(5)
09/24/15	GBP	1,205	USD	1,874	22
09/25/15	AUD	3,507	USD	2,570	88
10/02/15	CAD	358	USD	270	1

					$138

A list of the counterparties for the open forward foreign currency contracts held by the Fund at August 31, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Credit Suisse First Boston	$(5,285)	$5,214	$(71)
Deutsche Bank	(1,290)	1,312	22
Goldman Sachs	(3,788)	3,957	169
Morgan Stanley	(3,623)	3,619	(4)
UBS	(1,852)	1,874	22

			$138

For the period ended August 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2015, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Credit Suisse	3-Month USD - LIBOR	1.75%	10/31/19	USD	3,860	$64
Morgan Stanley	3-Month NZD - BKBM	4.07%	6/09/25	NZD	3,800	105
Morgan Stanley	3.37%	3-Month NZD - BKBM	6/09/17	NZD	32,580	(213)
Morgan Stanley	2.40%	6-Month GBP - LIBOR	6/05/45	GBP	560	(49)
Morgan Stanley	3-Month USD - LIBOR	3.31%	5/6/34	USD	1,650	195
Morgan Stanley	2.29%	3-Month USD - LIBOR	8/4/25	USD	3,900	(17)
Morgan Stanley	6-Month AUD - BBR	3.38%	6/9/25	AUD	2,260	59
Morgan Stanley	2.49%	3-Month USD - LIBOR	6/09/25	USD	1,240	(33)
Morgan Stanley	2.31%	3-Month USD - LIBOR	5/18/25	USD	2,880	(36)
Morgan Stanley	1.99%	3-Month USD - LIBOR	4/21/25	USD	2,040	31
Morgan Stanley	6-Month AUD - BBR	2.97%	3/11/25	AUD	3,610	8
Morgan Stanley	3-Month USD - LIBOR	2.69%	9/24/24	USD	2,470	131

13	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

August 31, 2015

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	3-Month USD - LIBOR	2.67%	7/18/24	USD	1,710	$74
Morgan Stanley	2.67%	3-Month USD - LIBOR	7/10/24	USD	2,130	(95)
Morgan Stanley	2.63%	3-Month USD - LIBOR	7/2/24	USD	3,360	(141)
Morgan Stanley	3-Month USD - LIBOR	2.63%	5/29/24	USD	1,630	73
Morgan Stanley	2.63%	3-Month USD - LIBOR	5/23/24	USD	4,050	(182)
Morgan Stanley	2.82%	3-Month USD - LIBOR	4/28/24	USD	2,770	(174)
Morgan Stanley	2.89%	3-Month USD - LIBOR	2/14/24	USD	1,780	(108)
Morgan Stanley	2.98%	3-Month USD - LIBOR	1/14/24	USD	1,990	(140)
Morgan Stanley	2.24%	3-Month USD - LIBOR	6/25/21	USD	1,680	(48)
Morgan Stanley	1.69%	3-Month USD - LIBOR	8/6/20	USD	7,270	(25)
Morgan Stanley	6-Month GBP - LIBOR	1.65%	6/05/20	GBP	6,030	68
Morgan Stanley	1.57%	3-Month USD - LIBOR	4/01/20	USD	5,370	(33)
Morgan Stanley	2.22%	3-Month AUD - BBR	6/9/17	AUD	20,800	(73)
Morgan Stanley	1.05%	3-Month CAD - CDOR	6/05/17	CAD	16,540	(81)
Morgan Stanley	0.81%	3-Month USD - LIBOR	5/18/17	USD	15,030	(38)
Morgan Stanley	2.14%	3-Month AUD - BBR	3/11/17	AUD	23,690	(49)
Morgan Stanley	0.97%	3-Month CAD - CDOR	3/10/17	CAD	17,880	(60)
Morgan Stanley	0.54%	3-Month USD - LIBOR	5/6/16	USD	44,600	(92)

						$(879)

A list of the open OTC swap agreements held by the Fund at August 31, 2015, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	1.10%	3 Month USD - LIBOR	2/21/17	USD	500	$(3)
Credit Suisse	3-Month USD - LIBOR	2.09%	3/12/22	USD	250	5
Morgan Stanley	2.80%	3 Month USD - LIBOR	3/6/42	USD	330	(12)
Morgan Stanley	2.81%	3 Month USD - LIBOR	2/21/42	USD	450	(12)

						$(22)

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

August 31, 2015

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	Societe Generale	Sell	3.00%	12/20/2017	EUR	(200)	$9
Citibank	Advanced Micro Devices, Inc.	Buy	5.00%	3/20/2019	USD	300	49
Citibank	Sprint Communications, Inc.	Buy	5.00%	6/20/2019	USD	499	(4)
Citibank	Sprint Communications, Inc.	Buy	5.00%	6/20/2019	USD	571	(3)
Credit Suisse	Kohl’s Corporation	Sell	1.00%	6/20/2019	USD	(104)	2
Credit Suisse	Kohl’s Corporation	Sell	1.00%	6/20/2019	USD	(42)	1
Credit Suisse	Kohl’s Corporation	Sell	1.00%	6/20/2019	USD	(43)	1
Credit Suisse	Kohl’s Corporation	Sell	1.00%	6/20/2019	USD	(61)	1
Deutsche Bank	Anadarko Petroleum Corporation	Sell	1.00%	9/20/2017	USD	(170)	4

							$60

For the period ended August 31, 2015, the total amount of open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

As of August 31, 2015, the Reverse Repurchase Agreements held by the Fund are listed below:

Principal Amount ($ Thousands)	Counterparty	Rate%	Value ($ Thousands)
$6,433	Barclays	0.66%	$6,433
3,551	Barclays	0.66%	3,551
32,168	Chase Securities	0.23%	32,168
11,293	Chase Securities	0.32%	11,293
17,098	Chase Securities	0.32%	17,098
39,909	Chase Securities	0.31%	39,909
6,158	HSBC Securities	0.13%	6,158
1,687	HSBC Securities	0.24%	1,687
6,969	HSBC Securities	0.21%	6,969
4,293	HSBC Securities	0.26%	4,293
19,168	Merrill Lynch	0.30%	19,168

			$148,727

Percentages are based on Net Assets of $662,433 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(1)	In U.S. Dollars unless otherwise indicated.

(A)	The rate reported is the effective yield at time of purchase.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2015.
(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on August 31, 2015. The coupon on a step bond changes on a specified date.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts, reverse repurchase agreements and securities sold short.

§	At August 31, 2015, the tax basis cost of the Fund’s investments was $784,813 ($ Thousands), and the unrealized appreciation and depreciation were $13,288 ($ Thousands) and $(17,575) ($ Thousands), respectively.

AUD — Australian Dollar

BBR — Australian Bank Bill Benchmark

BKBM — New Zealand Bank Bill Benchmark

BRL — Brazilian Real

CAD — Canadian Dollar

CDOR — Canadian Dollar Offered Rate

Cl — Class

CMO — Collateralized Mortgage Obligation

EAFE — Europe, Australasia and Far East

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LME — London Metal Exchange

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

NZD — New Zealand Dollar

OTC — Over the Counter

PLC — Public Limited Company

S&P — Standard & Poor’s

Ser — Series

SGD — Singapore Dollar

USD — U.S. Dollar

15	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

August 31, 2015

The following is a list of the level of inputs used as of August 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$439,654	$—	$439,654
Common Stock	191,025	—	—	191,025
Corporate Obligations	—	58,268	—	58,268
Mortgage-Backed Securities	—	44,971	—	44,971
Asset-Backed Securities	—	36,518	—	36,518
Foreign Bonds	—	8,467	—	8,467
Sovereign Debt	—	1,604	—	1,604
Preferred Stock	—	19	—	19

Total Investments in Securities	$191,025	$589,501	$—	$780,526

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(97,021)	$—	$—	$(97,021)

Total Securities Sold Short	$(97,021)	$—	$—	$(97,021)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$185	$—	$185
Futures Contracts *
Unrealized Appreciation	4,051	—	—	4,051
Unrealized Depreciation	(5,683)	—	—	(5,683)
Forwards Contracts *
Unrealized Appreciation	—	214	—	214
Unrealized Depreciation	—	(76)	—	(76)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	808	—	808
Unrealized Depreciation	—	(1,687)	—	(1,687)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	5	—	5
Unrealized Depreciation	—	(27)	—	(27)
Credit Default Swaps *
Unrealized Appreciation	—	67	—	67
Unrealized Depreciation	—	(7)	—	(7)
Reverse Repurchase Agreements	—	(148,727)	—	(148,727)

Total Other Financial Instruments	$(1,632)	$(149,245)	$—	$(150,877)

*	Futures contracts, forward contracts and swaps are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended August 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

August 31, 2015

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of August 31, 2015, the Fund is the seller (“providing protection”) on a total notional amount of $0.6 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

MULTI-ASSET REAL RETURN FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
Reference Asset	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$17,690	$—	$—	$17,690
Maximum potential amount of future payments	—	644,100	—	—	644,100
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) 1	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET REAL RETURN FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$644,100	$—	$—	$644,100
101-200	—	—	—	—	—	—
> than 200	—	—	—	—	—	—

Total	$—	$—	$644,100	$—	$—	$644,100

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

17	SEI Institutional Investments Trust / Quarterly Report / August 31, 2015

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as amended as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: October 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: October 30, 2015

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu, Controller & CFO

Date: October 30, 2015